UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21864

                                WisdomTree Trust
          ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           48 Wall Street, 11th Floor
                               New York, NY 10005
          ---------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                          The Corporation Trust Company
                               1209 Orange Street
                              Wilmington, DE 19801
          ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (866)-909-9473
                                                          ----------------

                        Date of fiscal year end: March 31
                                                ---------

                    Date of reporting period: March 31, 2007
                                             ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Report(s) to Stockholders.

The Trust's annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

[LOGO] WISDOMTREE

--------------------------------------------------------------------------------

WisdomTree Trust
Domestic Dividend Funds

WisdomTree Total Dividend Fund

WisdomTree High-Yielding Equity Fund

WisdomTree LargeCap Dividend Fund

WisdomTree Dividend Top 100(SM) Fund

WisdomTree MidCap Dividend Fund

WisdomTree SmallCap Dividend Fund

Annual Report

For the period June 16, 2006 (commencement of investment operations) through March 31, 2007

Table of Contents
--------------------------------------------------------------------------------

            Letter to Shareholders ........................................    1

            Management's Discussion of Funds' Performance .................    2

            Performance Summaries .........................................    4

            Shareholder Expense Examples ..................................   16

            Schedules of Investments

              WisdomTree Total Dividend Fund ..............................   18

              WisdomTree High-Yielding Equity Fund ........................   28

              WisdomTree LargeCap Dividend Fund ...........................   33

              WisdomTree Dividend Top 100 Fund ............................   37

              WisdomTree MidCap Dividend Fund .............................   39

              WisdomTree SmallCap Dividend Fund ...........................   45

            Statements of Assets and Liabilities ..........................   54

            Statements of Operations ......................................   55

            Statements of Changes in Net Assets ...........................   56

            Financial Highlights ..........................................   57

            Notes to the Financial Statements .............................   60

            Report of Independent Registered Public Accounting Firm .......   66

            Approval of Investment Advisory and Sub-Advisory Agreement
              (unaudited) .................................................   67

            Frequency Distribution of Discounts & Premiums (unaudited) ....   68

            Trustee and Officer Information (unaudited) ...................   69

            Supplemental Information (unaudited) ..........................   71

            General Information (unaudited) ...............................   72

"WisdomTree", "WisdomTree Investments" and "Dividend Top 100" are service marks of WisdomTree Investments, Inc. and are licensed for use by the Trust.

                      [This page intentionally left blank.]

Letter to Shareholders

Dear Shareholders:

It is a pleasure to report to you highlights for the funds of the WisdomTree Trust for the fiscal year ended March 31, 2007. The Trust's initial year of operations was marked by several milestones and industry firsts.

In less than a year, WisdomTree launched 36 exchange traded funds (ETFs) and quickly established itself as a market leader, with the broadest menu of fundamentally weighted ETFs issued in the U.S. WisdomTree believes that fundamentally weighted index funds, where initial index weights are anchored to a measure of fundamental value, such as earnings or dividends, have the potential to overcome what WisdomTree believes is an inherent flaw of market capitalization-weighted index funds: their tendency to overweight overvalued stocks, overvalued sectors and overvalued regions of the world. The historic launch of 20 ETFs on a single day in June of 2006 was a testament to WisdomTree's conviction in this idea. The June listing gave U.S. investors the opportunity, for the first time, to invest in dividend-weighted portfolios throughout the developed world. WisdomTree's international small cap and international high-yielding offerings were the first of their kind. In October of 2006, WisdomTree pioneered another industry first by launching ten pure international sector ETFs. These are derived from the WisdomTree DEFA Index, which measures the performance of dividend-paying companies in the developed world outside the U.S. and Canada. In February of 2007, WisdomTree unveiled six new domestic earnings-based ETFs to complement its existing domestic dividend family. Although weighting indexes by fundamental factors is not a new concept, it was commercialized nearly two decades ago, WisdomTree's application of the idea in the ETF format broke new ground. By March 31, 2007, assets under management in the WisdomTree Trust stood at approximately $3 billion, up from $1.5 billion at the end of 2006. Moreover, in the first quarter of 2007, WisdomTree took in approximately 13% of the net inflows into the U.S. ETF industry, according to an April 2007 Morgan Stanley report.

Just as our products have found quick acceptance in the market, WisdomTree's unique perspective is also changing the way advisors, fiduciaries and self-directed investors view indexing. WisdomTree is engaged in a pivotal debate that could redefine the direction of equity index investing, a debate which pivots on a key question: do fundamentally weighted index funds better serve investors than market capitalization-weighted index funds? In the years to come, fund performance data included in these reports will provide some of the real-time results necessary to help resolve this debate.

In the interim, WisdomTree is committed to leading the fundamentally weighted index category, giving equity investors a fundamental choice in every major region where they currently use a market capitalization-weighted index fund. We have resolved to do so through competitively priced ETFs designed to provide the transparency, liquidity and tax advantages that have made exchange traded funds so popular.

Although launching any new enterprise is never easy, our work has been aided by the conviction that we are serving investors and by the confidence you have shown in us. Thank you for your continued support.

Best Regards,


/s/ Jonathan Steinberg

Jonathan Steinberg
President, WisdomTree Trust
CEO, WisdomTree Asset Management, Inc.

The sources, opinions and forecasts expressed are as of March 31, 2007 and may not actually come to pass. This information is subject to change at any time based on market and other conditions and should not be construed as a recommendation of any specific security.


                                         WisdomTree Domestic Dividends Funds   1

Management's Discussion of Funds' Performance

The six domestic dividend-based ETFs introduced by the WisdomTree Trust give investors alternatives to market capitalization-weighted index funds in all major market capitalization segments of the U.S. equity market. The six ETFs discussed in this report track specific indexes that are derived from the WisdomTree Dividend Index, which measures the performance of dividend-paying companies in the United States. Unlike ETFs that track traditional market capitalization-weighted indexes, WisdomTree's dividend-based ETFs are designed to track indexes that are weighted based on the dividends that companies pay. For ease of comparison, this report provides index performance data on each ETF's underlying WisdomTree Index and a comparable benchmark index.

The U.S. equity market experienced a sustained rally in 2006 that continued through the first quarter of 2007. From inception of the Funds on June 16, 2006 through March 31, 2007, the Russell 3000 Index*, a broad measure of the U.S. stock market, advanced 15.66% on a total return basis. Expanding economic activity and moderate inflation have provided a supportive backdrop for U.S. financial markets. Although weakness in the housing market and concerns about rising energy prices have weighed on consumer sentiment, the Federal Reserve has slowed the pace of interest rate increases after several years of sustained rate hikes.

WisdomTree's domestic ETFs have participated in the broad-based U.S. rally. Five of the six WisdomTree domestic dividend-based ETFs had higher cumulative returns than their comparable market capitalization-weighted index for the period from their inception on June 16, 2006 to the close of the fiscal year ended March 31, 2007. The broadest WisdomTree domestic dividend-based ETF, the WisdomTree Total Dividend Fund (DTD), had a cumulative total return of 16.84% from its inception on June 16, 2006 to March 31, 2007. DTD outperformed the Russell 3000 Index* by
1.2 percentage points over that period. The WisdomTree High-Yielding Equity Fund
(DHS), which is comprised of higher dividend-yielding stocks selected from the WisdomTree Dividend Index, was the only domestic dividend-based WisdomTree ETF to underperform its comparable market capitalization-weighted benchmark since inception. DHS returned 18.23% for the period, trailing the Russell 1000 Value Index* by approximately half a percentage point since the Fund's inception. The best performing size segment of the WisdomTree Dividend Index for this period was the mid-cap portion. The WisdomTree MidCap Dividend Fund (DON) returned 17.71% for the period, surpassing the return of the S&P MidCap 400 Index* by
1.98 percentage points.

Smallcap stocks continues to outpace large-capitalization companies in the period. The WisdomTree SmallCap Dividend Fund (DES) returned 16.88% since its inception, slightly ahead of the Russell 2000 Index*, which returned 16.66% through March 31, 2007. The WisdomTree LargeCap Dividend Fund (DLN) advanced by 16.77% since its inception, outpacing the S&P 500 Index* by 1.55 percentage points through March 31, 2007. The WisdomTree Dividend Top 100 (DTN) exhibited the highest returns of all the WisdomTree domestic ETFs for the period, returning 20.99% since inception.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as started on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results.

Fund returns are shown at NAV. Please see Performance Summaries on the subsequent pages for more complete performance information.


2   WisdomTree Domestic Dividends Funds

Management's Discussion of Funds' Performance
(concluded)

Fund performance assumes reinvestment of dividends and capital gain distributions. An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses. In comparison, the Funds' performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month end performance information visit www.wisdomtree.com.

The Russell 3000 Index measures the performance of the 3000 largest stocks in the U.S. market by market value; the Russell 1000 Value Index measures the performance of Russell 1000 companies with lower price to book ratios and lower forecasted growth values; the Russell 2000 Index measures the performance of the smallest 2000 companies in the Russell 3000 Index the Russell 2000 Index measures the performance of the smallest 2000 companies in the Russell 3000 Index; the S&P 500 Index is the Standard & Poor's composite index of 500 stocks; the S&P MidCap 400 Index is an unmanaged group of 400 domestic stocks chosen for market size, liquidity and industry group representation. Index performance information assumes the reinvestment of gross dividends and excludes management fees, transaction costs and expenses. You cannot invest directly in an index.

* Performance information for the Russell 3000 Index, Russell 1000 Value Index, S&P MidCap 400 Index, Russell 2000 Index and S&P 500 Index assumes the reinvestment of gross dividends and excludes management fees, transaction costs and expenses.


                                         WisdomTree Domestic Dividends Funds   3

Performance Summary

WisdomTree Total Dividend Fund

WisdomTree Total Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Dividend Index.

The WisdomTree Total Dividend Fund (DTD) returned 16.84% at NAV, since its inception on 6/16/2006 (for more complete performance information, please see below). Financials contributed most significantly to this performance; the sector comprised on average 33.48% of the Fund and returned 13.32% over the period. AT&T Inc. was the top contributor to performance for the period. Information Technology was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions.

Performance as of 3/31/07
================================================================================
                                             Cumulative Total Return
--------------------------------------------------------------------------------
                                Net Asset    Market    WisdomTree       Russell
                                  Value      Price   Dividend Index   3000 Index
--------------------------------------------------------------------------------
Since Inception(1)                16.84%    16.63%       16.34%         15.66%
--------------------------------------------------------------------------------
(1) Total returns are calculated based on the commencement of trading on the NYSE, June 16, 2006.

Comparison of Change in Value of a $10,000 Investment

Based on Net Asset Value as of 3/31/07

   [The following table was depicted as a line chart in the printed material.]

             WisdomTree Total
   Date        Dividend Fund    Russell 3000 Index
--------------------------------------------------
   6/16/06        $10,000             $10,000
   6/30/06        $10,177             $10,189
   7/31/06        $10,403             $10,179
   8/31/06        $10,616             $10,428
   9/30/06        $10,843             $10,661
10/31/2006        $11,168             $11,048
11/30/2006        $11,350             $11,286
12/31/2006        $11,573             $11,421
 1/31/2007        $11,760             $11,642
 2/28/2007        $11,567             $11,447
 3/31/2007        $11,684             $11,566

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


4   WisdomTree Domestic Dividend Funds

Performance Summary (concluded)

WisdomTree Total Dividend Fund

Top Ten Holdings(2) as of 3/31/07
================================================================================
Description                              Shares   Market Value   % of Net Assets
--------------------------------------------------------------------------------
General Electric Co.                     97,735    $3,455,910          3.9%
--------------------------------------------------------------------------------
Citigroup, Inc.                          65,561     3,365,901          3.8%
--------------------------------------------------------------------------------
Bank of America Corp.                    63,249     3,226,963          3.6%
--------------------------------------------------------------------------------
AT&T, Inc.                               69,795     2,752,016          3.1%
--------------------------------------------------------------------------------
Altria Group, Inc.                       29,021     2,548,335          2.8%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                        31,735     2,394,405          2.7%
--------------------------------------------------------------------------------
Pfizer, Inc.                             87,707     2,215,478          2.5%
--------------------------------------------------------------------------------
Verizon Communications, Inc.             45,561     1,727,673          1.9%
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                     34,412     1,664,852          1.9%
--------------------------------------------------------------------------------
Chevron Corp.                            21,252     1,571,797          1.8%
--------------------------------------------------------------------------------
(2) The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

Sector Breakdown*

% of the Fund's Net Assets as of 3/31/07+

   [The following table was depicted as a pie chart in the printed material.]
--------------------------------------------------------------------------------
Financial                                                                  32.1%
Consumer Non-Cyclical                                                      20.0%
Industrial                                                                 10.2%
Communications                                                              8.0%
Energy                                                                      7.3%
Utilities                                                                   6.6%
Consumer Cyclical                                                           6.4%
Technology                                                                  4.7%
Basic Materials                                                             4.5%
Other                                                                       0.2%
--------------------------------------------------------------------------------
*     A sector may comprise several industries.

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.


                                          WisdomTree Domestic Dividend Funds   5

Performance Summary

WisdomTree High-Yielding Equity Fund

WisdomTree High-Yielding Equity Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree High-Yielding Equity Index.

The WisdomTree High-Yielding Equity Fund (DHS) returned 18.23% at NAV, since its inception on 6/16/2006 (for more complete performance information, please see below). Financials contributed most significantly to this performance; the sector comprised on average 43.70% of the Fund and returned 12.78% over the period. AT&T Inc. was the top contributor to performance for the period. Information Technology was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions.

Performance as of 3/31/07
================================================================================
                                            Cumulative Total Return
--------------------------------------------------------------------------------
                                                      WisdomTree
                               Net Asset    Market  High-Yielding   Russell 1000
                                 Value      Price    Equity Index    Value Index
--------------------------------------------------------------------------------
Since Inception(1)               18.23%    18.18%       18.08%         18.75%
--------------------------------------------------------------------------------
(1) Total returns are calculated based on the commencement of trading on the NYSE, June 16, 2006.

Comparison of Change in Value of a $10,000 Investment

Based on Net Asset Value as of 3/31/07

   [The following table was depicted as a line chart in the printed material.]

             WisdomTree High-Yielding   Russell 1000
   Date             Equity Fund          Value Index
----------------------------------------------------
 6/16/2006            $10,000              $10,000
 6/30/2006            $10,160              $10,224
 7/31/2006            $10,560              $10,473
 8/31/2006            $10,786              $10,648
 9/30/2006            $11,002              $10,860
10/31/2006            $11,296              $11,216
11/30/2006            $11,410              $11,472
12/31/2006            $11,696              $11,729
 1/31/2007            $11,876              $11,879
 2/28/2007            $11,677              $11,694
 3/31/2007            $11,823              $11,875

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


6   WisdomTree Domestic Dividend Funds

Performance Summary (concluded)

WisdomTree High-Yielding Equity Fund

Top Ten Holdings(2) as of 3/31/07
================================================================================
Description                              Shares   Market Value   % of Net Assets
--------------------------------------------------------------------------------
General Electric Co.                    399,909    $14,140,782         6.9%
--------------------------------------------------------------------------------
Citigroup, Inc.                         266,069     13,659,982         6.6%
--------------------------------------------------------------------------------
Bank of America Corp.                   254,589     12,989,130         6.3%
--------------------------------------------------------------------------------
AT&T, Inc.                              293,802     11,584,613         5.6%
--------------------------------------------------------------------------------
Altria Group, Inc.                      117,019     10,275,437         5.0%
--------------------------------------------------------------------------------
Pfizer, Inc.                            344,828      8,710,355         4.2%
--------------------------------------------------------------------------------
Verizon Communications, Inc.            184,982      7,014,517         3.4%
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                    139,412      6,744,753         3.3%
--------------------------------------------------------------------------------
Chevron Corp.                            85,618      6,332,307         3.1%
--------------------------------------------------------------------------------
Wachovia Corp.                          113,375      6,241,293         3.0%
--------------------------------------------------------------------------------
(2) The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

Sector Breakdown*

% of the Fund's Net Assets as of 3/31/07+

   [The following table was depicted as a pie chart in the printed material.]
--------------------------------------------------------------------------------
Financial                                                                  41.9%
Consumer Non-Cyclical                                                      19.3%
Communications                                                             10.7%
Utilities                                                                   9.8%
Industrial                                                                  7.5%
Basic Materials                                                             5.4%
Energy                                                                      3.6%
Other                                                                       1.8%
--------------------------------------------------------------------------------
*     A sector may comprise several industries.

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change overtime.


                                          WisdomTree Domestic Dividend Funds   7

Performance Summary

WisdomTree LargeCap Dividend Fund

WisdomTree LargeCap Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree LargeCap Dividend Index.

The WisdomTree LargeCap Dividend Fund (DLN) returned 16.77% at NAV, since its inception on 6/16/2006 (for more complete performance information, please see below). Financials contributed most significantly to this performance; the sector comprised on average 30.14% of the Fund and returned 13.08% over the period. AT&T Inc. was the top contributor to performance for the period. Information Technology was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions.

Performance as of 3/31/07
================================================================================
                                              Cumulative Total Return
--------------------------------------------------------------------------------
                                                          WisdomTree
                                   Net Asset    Market     LargeCap      S&P 500
                                     Value      Price   Dividend Index    Index
--------------------------------------------------------------------------------
Since Inception(1)                   16.77%    16.63%       16.58%        15.22%
--------------------------------------------------------------------------------
(1) Total returns are calculated based on the commencement of trading on the NYSE, June 16, 2006.

Comparison of Change in Value of a $10,000 Investment

Based on Net Asset Value as of 3/31/07

   [The following table was depicted as a line chart in the printed material.]

             WisdomTree LargeCap
   Date         Dividend Fund      S&P 500 Index
------------------------------------------------
 6/16/2006         $10,000            $10,000
 6/30/2006         $10,165            $10,155
 7/31/2006         $10,443            $10,217
 8/31/2006         $10,654            $10,460
 9/30/2006         $10,892            $10,730
10/31/2006         $11,197            $11,080
11/30/2006         $11,353            $11,290
12/31/2006         $11,609            $11,449
 1/31/2007         $11,767            $11,622
 2/28/2007         $11,549            $11,394
 3/31/2007         $11,677            $11,522

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


8   WisdomTree Domestic Dividend Funds

Performance Summary (concluded)

WisdomTree LargeCap Dividend Fund

Top Ten Holdings(2) as of 3/31/07
================================================================================
Description                              Shares   Market Value   % of Net Assets
--------------------------------------------------------------------------------
General Electric Co.                    440,096    $15,561,794         4.7%
--------------------------------------------------------------------------------
Citigroup, Inc.                         292,531     15,018,541         4.5%
--------------------------------------------------------------------------------
Bank of America Corp.                   281,371     14,355,548         4.3%
--------------------------------------------------------------------------------
AT&T, Inc.                              321,758     12,686,918         3.8%
--------------------------------------------------------------------------------
Altria Group, Inc.                      128,967     11,324,592         3.4%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                       146,427     11,047,917         3.3%
--------------------------------------------------------------------------------
Pfizer, Inc.                            379,683      9,590,792         2.9%
--------------------------------------------------------------------------------
Verizon Communications, Inc.            203,898      7,731,812         2.3%
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                    153,573      7,429,861         2.2%
--------------------------------------------------------------------------------
Chevron Corp.                            94,459      6,986,188         2.1%
--------------------------------------------------------------------------------
(2) The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

Sector Breakdown*

% of the Fund's Net Assets as of 3/31/07+

   [The following table was depicted as a pie chart in the printed material.]
--------------------------------------------------------------------------------
Financial                                                                  29.4%
Consumer Non-Cyclical                                                      22.2%
Industrial                                                                 10.6%
Communications                                                              8.6%
Energy                                                                      8.2%
Utilities                                                                   5.8%
Consumer Cyclical                                                           5.3%
Technology                                                                  5.3%
Basic Materials                                                             4.4%
Other                                                                       0.2%
--------------------------------------------------------------------------------
*     A sector may comprise several industries.

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change overtime.


                                          WisdomTree Domestic Dividend Funds   9

Performance Summary

WisdomTree Dividend Top 100 Fund

WisdomTree Dividend Top 100 Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Dividend Top 100 Index.

The WisdomTree Dividend Top 100 Fund (DTN) returned 20.99% at NAV, since its inception on 6/16/2006 (for more complete performance information, please see below). Financials contributed most significantly to this performance; the sector comprised on average 35.36% of the Fund and returned 16.47% over the period. Southern Copper Corp. was the top contributor to performance for the period. Industrials was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions.

Performance as of 3/31/07
================================================================================
                                         Cumulative Total Return
--------------------------------------------------------------------------------
                                                 WisdomTree       Dow Jones U.S.
                         Net Asset    Market  Dividend Top 100   Select Dividend
                           Value      Price        Index              Index
--------------------------------------------------------------------------------
Since Inception(1)         20.99%    20.95%        20.67%             17.75%
--------------------------------------------------------------------------------
(1) Total returns are calculated based on the commencement of trading on the NYSE, June 16, 2006.

Comparison of Change in Value of a $10,000 Investment

Based on Net Asset Value as of 3/31/07

   [The following table was depicted as a line chart in the printed material.]

             WisdomTree Dividend      Dow Jones U.S.
  Date          Top 100 Fund       Select Dividend Index
--------------------------------------------------------
6/16/2006          $10,000                 $10,000
6/30/2006          $10,182                 $10,112
7/31/2006          $10,509                 $10,424
8/31/2006          $10,700                 $10,551
9/30/2006          $10,912                 $10,693
10/31/2006         $11,337                 $11,053
11/30/2006         $11,496                 $11,261
12/31/2006         $11,697                 $11,511
1/31/2007          $11,993                 $11,628
2/28/2007          $11,999                 $11,617
3/31/2007          $12,099                 $11,775

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


10   WisdomTree Domestic Dividend Funds

Performance Summary (concluded)

WisdomTree Dividend Top 100 Fund

Top Ten Holdings(2) as of 3/31/07
================================================================================
Description                              Shares   Market Value   % of Net Assets
--------------------------------------------------------------------------------
Southern Copper Corp.                   102,622    $7,353,893          3.9%
--------------------------------------------------------------------------------
AT&T, Inc.                              106,793     4,210,848          2.2%
--------------------------------------------------------------------------------
Southern Co.                             85,152     3,120,820          1.7%
--------------------------------------------------------------------------------
Progress Energy, Inc.                    61,092     3,081,479          1.6%
--------------------------------------------------------------------------------
Consolidated Edison, Inc.                56,947     2,907,713          1.5%
--------------------------------------------------------------------------------
Verizon Communications, Inc.             76,448     2,898,908          1.5%
--------------------------------------------------------------------------------
Mattel, Inc.                             98,059     2,703,487          1.4%
--------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                 96,791     2,686,918          1.4%
--------------------------------------------------------------------------------
DTE Energy Co.                           53,664     2,570,505          1.4%
--------------------------------------------------------------------------------
National City Corp.                      67,929     2,530,356          1.3%
--------------------------------------------------------------------------------
(2) The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

Sector Breakdown*

% of the Fund's Net Assets as of 3/31/07+

   [The following table was depicted as a pie chart in the printed material.]
--------------------------------------------------------------------------------
Financial                                                                  32.2%
Utilities                                                                  19.9%
Consumer Non-Cyclical                                                      18.2%
Basic Materials                                                            10.2%
Consumer Cyclical                                                           7.2%
Communications                                                              5.8%
Industrial                                                                  3.2%
Energy                                                                      2.0%
Other                                                                       1.3%
--------------------------------------------------------------------------------
*    A sector may comprise several industries.

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change overtime.


                                         WisdomTree Domestic Dividend Funds   11

Performance Summary

WisdomTree MidCap Dividend Fund

WisdomTree MidCap Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree MidCap Dividend Index.

The WisdomTree MidCap Dividend Fund (DON) returned 17.71% at NAV, since its inception on 6/16/2006 (for more complete performance information, please see below). Financials contributed most significantly to this performance; the sector comprised on average 47.56% of the Fund and returned 15.33% over the period. American Capital Strategies, Ltd. was the top contributor to performance for the period. Energy was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions.

Performance as of 3/31/07
================================================================================
                                          Cumulative Total Return
--------------------------------------------------------------------------------
                                                    WisdomTree
                             Net Asset    Market      MidCap
                               Value      Price   Dividend Index   S&P 400 Index
--------------------------------------------------------------------------------
Since Inception(1)             17.71%    15.11%       17.55%           15.73%
--------------------------------------------------------------------------------
(1) Total returns are calculated based on the commencement of trading on the NYSE, June 16, 2006.

Comparison of Change in Value of a $10,000 Investment

Based on Net Asset Value as of 3/31/07

   [The following table was depicted as a line chart in the printed material.]

             WisdomTree Midcap
   Date        Dividend Fund     S&P 400 INDEX
----------------------------------------------
6/16/2006          $10,000          $10,000
6/30/2006          $10,207          $10,336
7/31/2006          $10,227          $10,041
8/31/2006          $10,482          $10,156
9/30/2006          $10,645          $10,224
10/31/2006         $11,082          $10,649
11/30/2006         $11,398          $10,992
12/31/2006         $11,464          $10,939
1/31/2007          $11,813          $11,336
2/28/2007          $11,767          $11,419
3/31/2007          $11,771          $11,573

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


12   WisdomTree Domestic Dividend Funds

Performance Summary (concluded)

WisdomTree MidCap Dividend Fund

Top Ten Holdings(2) as of 3/31/07
================================================================================
Description                              Shares   Market Value   % of Net Assets
--------------------------------------------------------------------------------
Windstream Corp.                         95,038    $1,396,108          1.8%
--------------------------------------------------------------------------------
American Capital Strategies Ltd.         30,093     1,333,421          1.7%
--------------------------------------------------------------------------------
iStar Financial, Inc.                    19,887       931,309          1.2%
--------------------------------------------------------------------------------
New York Community Bancorp, Inc.         50,091       881,101          1.1%
--------------------------------------------------------------------------------
Allied Capital Corp.                     28,875       831,889          1.1%
--------------------------------------------------------------------------------
Citizens Communications Co.              54,921       821,069          1.0%
--------------------------------------------------------------------------------
Health Care Property Investors, Inc.     22,736       819,178          1.0%
--------------------------------------------------------------------------------
KeySpan Corp.                            19,212       790,575          1.0%
--------------------------------------------------------------------------------
Thornburg Mortgage, Inc.                 29,563       768,638          1.0%
--------------------------------------------------------------------------------
Plum Creek Timber Co., Inc.              18,361       723,791          0.9%
--------------------------------------------------------------------------------
(2) The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

Sector Breakdown*

% of the Fund's Net Assets as of 3/31/07+

   [The following table was depicted as a pie chart in the printed material.]
--------------------------------------------------------------------------------
Financial                                                                  44.9%
Utilities                                                                  13.5%
Industrial                                                                  9.8%
Consumer Non-Cyclical                                                       8.5%
Consumer Cyclical                                                           7.7%
Basic Materials                                                             6.4%
Communications                                                              4.4%
Energy                                                                      2.7%
Other                                                                       2.1%
--------------------------------------------------------------------------------
*    A sector may comprise several industries.

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change overtime.


                                          WisdomTree Domestic Dividend Funds  13

Performance Summary

WisdomTree SmallCap Dividend Fund

WisdomTree SmallCap Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree SmallCap Dividend Index.

The WisdomTree SmallCap Dividend Fund (DES) returned 16.88% at NAV, since its inception on 6/16/2006 (for more complete performance information, please see below). Financials contributed most significantly to this performance; the sector comprised on average 56.54% of the Fund and returned 13.43% over the period. Nationwide Health Properties, Inc. was the top contributor to performance for the period. Health Care was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions.

Performance as of 3/31/07
================================================================================
                                  Cumulative Total Return
--------------------------------------------------------------------------------
                                               WisdomTree
                        Net Asset    Market     SmallCap
                          Value      Price   Dividend Index   Russell 2000 Index
--------------------------------------------------------------------------------
Since Inception(1)        16.88%    16.54%       16.18%             16.68%
--------------------------------------------------------------------------------
(1) Total returns are calculated based on the commencement of trading on the NYSE, June 16, 2006.

Comparison of Change in Value of a $10,000 Investment

Based on Net Asset Value as of 3/31/07

   [The following table was depicted as a line chart in the printed material.]

             WisdomTree Smallcap
   Date         Dividend Fund      Russell 2000 Index
-----------------------------------------------------
6/16/06             $10,000              $10,000
6/30/06             $10,326              $10,464
7/31/06             $10,314              $10,123
8/31/06             $10,543              $10,423
9/30/06             $10,717              $10,510
10/31/2006          $11,259              $11,115
11/30/2006          $11,532              $11,407
12/31/2006          $11,645              $11,445
1/31/2007           $11,799              $11,637
2/28/2007           $11,624              $11,545
3/31/2007           $11,688              $11,668

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


14   WisdomTree Domestic Dividend Funds

Performance Summary (concluded)

WisdomTree SmallCap Dividend Fund

Top Ten Holdings(2) as of 3/31/07
===================================================================================
Description                                 Shares   Market Value   % of Net Assets
-----------------------------------------------------------------------------------
Lexington Corporate Properties Trust        46,188     $975,951           0.9%
-----------------------------------------------------------------------------------
Citizens Banking Corp.                      43,811      970,852           0.9%
-----------------------------------------------------------------------------------
Spirit Finance Corp.                        63,742      949,755           0.8%
-----------------------------------------------------------------------------------
Ares Capital Corp.                          50,681      920,873           0.8%
-----------------------------------------------------------------------------------
American Financial Realty Trust             89,950      906,696           0.8%
-----------------------------------------------------------------------------------
Pennsylvania Real Estate Investment Trust   20,337      901,539           0.8%
-----------------------------------------------------------------------------------
MCG Capital Corp.                           47,026      882,208           0.8%
-----------------------------------------------------------------------------------
Vector Group Ltd.                           46,340      867,021           0.8%
-----------------------------------------------------------------------------------
Regal Entertainment Group Class A           42,562      845,707           0.8%
-----------------------------------------------------------------------------------
Citadel Broadcasting Corp.                  82,002      779,838           0.7%
-----------------------------------------------------------------------------------

(2) The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

Sector Breakdown*

% of the Fund's Net Assets as of 3/31/07+

   [The following table was depicted as a pie chart in the printed material.]
--------------------------------------------------------------------------------
Financial                                                                  50.2%
Consumer Cyclical                                                          11.3%
Consumer Non-Cyclical                                                       9.6%
Industrial                                                                  8.6%
Communications                                                              6.7%
Utilities                                                                   6.3%
Basic Materials                                                             4.9%
Energy                                                                      1.2%
Other                                                                       1.2%
--------------------------------------------------------------------------------
*    A sector may comprise several industries.

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change overtime.


                                         WisdomTree Domestic Dividend Funds   15

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, such as brokerage commissions on purchases and sales of your Fund shares and (2) ongoing Fund costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2006 to March 31, 2007.

Actual expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period 10/01/06 to 3/31/07" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


16   WisdomTree Domestic Dividend Funds

Shareholder Expense Examples (unaudited) (concluded)

=========================================================================================================
                                                                              Annualized
                                                                            Expense Ratio   Expenses Paid
                                                                             Based on the     During the
                                               Beginning         Ending         Period         Period+
                                             Account Value   Account Value   10/01/06 to     10/01/06 to
                                                10/01/06        3/31/07        3/31/07         3/31/07
---------------------------------------------------------------------------------------------------------
WisdomTree Total Dividend Fund
  Actual                                       $1,000.00       $1,077.57        0.28%          $1.45
  Hypothetical (5% return before expenses)     $1,000.00       $1,023.54        0.28%          $1.41
---------------------------------------------------------------------------------------------------------
WisdomTree High-Yielding Equity Fund
  Actual                                       $1,000.00       $1,074.65        0.38%          $1.97
  Hypothetical (5% return before expenses)     $1,000.00       $1,023.04        0.38%          $1.92
---------------------------------------------------------------------------------------------------------
WisdomTree LargeCap Dividend Fund
  Actual                                       $1,000.00       $1,072.04        0.28%          $1.45
  Hypothetical (5% return before expenses)     $1,000.00       $1,023.54        0.28%          $1.41
---------------------------------------------------------------------------------------------------------
WisdomTree Dividend Top 100 Fund
  Actual                                       $1,000.00       $1,108.79        0.38%          $2.00
  Hypothetical (5% return before expenses)     $1,000.00       $1,023.04        0.38%          $1.92
---------------------------------------------------------------------------------------------------------
WisdomTree MidCap Dividend Fund
  Actual                                       $1,000.00       $1,105.75        0.38%          $1.99
  Hypothetical (5% return before expenses)     $1,000.00       $1,023.04        0.38%          $1.92
---------------------------------------------------------------------------------------------------------
WisdomTree SmallCap Dividend Fund
  Actual                                       $1,000.00       $1,090.60        0.38%          $1.98
  Hypothetical (5% return before expenses)     $1,000.00       $1,023.04        0.38%          $1.92
---------------------------------------------------------------------------------------------------------

+ Expenses are calculated using each Fund's annualized expense ratio, multiplied by the average account value for the period, multiplied by 182/365 (to reflect the fiscal period).


                                         WisdomTree Domestic Dividend Funds   17

Schedule of Investments

WisdomTree Total Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares       Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.8%
Advertising - 0.1%
Harte-Hanks, Inc.                                            744   $     20,527
Omnicom Group, Inc.                                          636         65,114
                                                                   ------------
Total Advertising                                                        85,641
--------------------------------------------------------------------------------
Aerospace/Defense - 1.6%
Boeing Co. (The)                                           3,511        312,163
DRS Technologies, Inc.                                       424         22,120
General Dynamics Corp.                                     1,801        137,596
Goodrich Corp.                                               682         35,109
L-3 Communications Holdings, Inc.                            341         29,827
Lockheed Martin Corp.                                      2,133        206,944
Northrop Grumman Corp.                                     1,975        146,585
Raytheon Co.                                               2,917        153,026
Rockwell Collins, Inc.                                       465         31,122
United Technologies Corp.                                  5,459        354,836
                                                                   ------------
Total Aerospace/Defense                                               1,429,328
--------------------------------------------------------------------------------
Agriculture - 3.5%
Altria Group, Inc.                                        29,021      2,548,335
Delta & Pine Land Co.                                        536         22,083
Loews Corp.                                                  930         70,317
Reynolds American, Inc.                                    4,524        282,343
Universal Corp.                                              466         28,589
UST, Inc.                                                  2,110        122,338
Vector Group Ltd.                                          1,716         32,106
                                                                   ------------
Total Agriculture                                                     3,106,111
--------------------------------------------------------------------------------
Airlines - 0.0%
Southwest Airlines Co.                                     1,295         19,037
--------------------------------------------------------------------------------
Apparel - 0.3%
Columbia Sportswear Co.                                      351         21,871
Jones Apparel Group, Inc.                                    589         18,100
Liz Claiborne, Inc.                                          527         22,582
NIKE, Inc. Class B                                           868         92,233
Phillips-Van Heusen Corp.                                    436         25,637
Polo Ralph Lauren Corp.                                      341         30,059
VF Corp.                                                   1,014         83,777
                                                                   ------------
Total Apparel                                                           294,259
--------------------------------------------------------------------------------
Auto Manufacturers - 0.3%
General Motors Corp.                                       6,498        199,099
Oshkosh Truck Corp.                                          372         19,716
Paccar, Inc.                                                 962         70,611
                                                                   ------------
Total Auto Manufacturers                                                289,426
--------------------------------------------------------------------------------
Auto Parts & Equipment - 0.2%
BorgWarner, Inc.                                             472         35,598
Johnson Controls, Inc.                                     1,130        106,921
                                                                   ------------
Total Auto Parts & Equipment                                            142,519
--------------------------------------------------------------------------------
Banks - 13.0%
Alabama National BanCorp.                                    373         26,412
Associated Banc-Corp                                       1,333         44,789
BancorpSouth, Inc.                                           775         18,949
Bank of America Corp.                                     63,249      3,226,963
Bank of Hawaii Corp.                                         434         23,015
Bank of New York Co., Inc. (The)                           6,099        247,314
BB&T Corp.                                                 6,931        284,310
BOK Financial Corp.                                          801         39,674
Boston Private Financial Holdings, Inc.                      651         18,176
Capital One Financial Corp.                                  363         27,392
Cathay General Bancorp                                       527         17,907
Central Pacific Financial Corp.                              992         36,277
Chittenden Corp.                                           1,230         37,134
Citizens Banking Corp.                                     1,792         39,711
City National Corp.                                          310         22,816
Colonial BancGroup, Inc. (The)                             1,302         32,225
Comerica, Inc.                                             2,080        122,970
Commerce Bancshares, Inc.                                    426         20,580
Compass Bancshares, Inc.                                   1,209         83,179
Cullen/Frost Bankers, Inc.                                   810         42,387
East West Bancorp, Inc.                                      496         18,238
Fifth Third Bancorp                                        7,516        290,794
First Citizens BancShares, Inc. Class A                       93         18,693
First Community Bancorp                                      479         27,083
First Horizon National Corp.                               1,677         69,646
First Midwest Bancorp, Inc.                                  527         19,367
First Republic Bank                                          434         23,306
FirstMerit Corp.                                           1,116         23,559
FNB Corp./PA                                               1,760         29,656
Frontier Financial Corp.                                     837         20,883
Fulton Financial Corp.                                     1,832         26,619
Glacier Bancorp, Inc.                                      1,273         30,603
Greater Bay Bancorp                                          890         23,932
Huntington Bancshares, Inc.                                3,203         69,986
International Bancshares Corp.                             1,264         37,503
Investors Financial Services Corp.                           434         25,237
KeyCorp                                                    5,067        189,860
M&T Bank Corp.                                               690         79,923
Marshall & Ilsley Corp.                                    1,975         91,462
MB Financial, Inc.                                           701         25,243
Mellon Financial Corp.                                     2,886        124,502
National City Corp.                                        8,620        321,095
Northern Trust Corp.                                       1,178         70,845
Old National Bancorp                                       2,910         52,904
Pacific Capital Bancorp                                      558         17,923
Park National Corp.                                          186         17,573
PNC Financial Services Group, Inc. (The)                   3,408        245,274
Prosperity Bancshares, Inc.                                  589         20,462
Provident Bankshares Corp.                                   527         17,317
Regions Financial Corp.                                    9,438        333,822
Sky Financial Group, Inc.                                  1,999         53,693
South Financial Group, Inc. (The)                          2,056         50,824
State Street Corp.                                         1,302         84,305
Sterling Financial Corp./WA                                  651         20,305
SunTrust Banks, Inc.                                       3,474        288,481

                       See Notes to Financial Statements.


18   WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares       Value
--------------------------------------------------------------------------------
Susquehanna Bancshares, Inc.                                 837   $     19,410
Synovus Financial Corp.                                    2,793         90,326
TCF Financial Corp.                                        1,476         38,907
TD Banknorth, Inc.                                         3,249        104,488
Trustmark Corp.                                              620         17,385
U.S. Bancorp                                              23,380        817,598
UCBH Holdings, Inc.                                        1,085         20,203
UMB Financial Corp.                                          589         22,241
Umpqua Holdings Corp.                                      1,164         31,160
UnionBanCal Corp.                                          1,515         96,081
United Bankshares, Inc.                                      676         23,680
United Community Banks, Inc.                                 939         30,790
Valley National Bancorp                                    1,240         31,310
Wachovia Corp.                                            28,180      1,551,308
Webster Financial Corp.                                      824         39,560
Wells Fargo & Co.                                         36,368      1,252,149
Westamerica Bancorp                                          403         19,413
Whitney Holding Corp.                                      1,809         55,319
Wilmington Trust Corp.                                       589         24,838
Wintrust Financial Corp.                                     372         16,595
Zions Bancorp.                                               721         60,939
                                                                   ------------
Total Banks                                                          11,636,798
--------------------------------------------------------------------------------
Beverages - 2.4%
Anheuser-Busch Cos., Inc.                                  6,331        319,462
Brown-Forman Corp. Class A                                   248         17,132
Coca-Cola Co. (The)                                       21,036      1,009,728
Coca-Cola Enterprises, Inc.                                1,739         35,215
Molson Coors Brewing Co. Class B                             372         35,199
Pepsi Bottling Group, Inc.                                 1,054         33,612
PepsiAmericas, Inc.                                        1,419         31,672
PepsiCo, Inc.                                             10,777        684,986
                                                                   ------------
Total Beverages                                                       2,167,006
--------------------------------------------------------------------------------
Building Materials - 0.3%
American Standard Cos., Inc.                               1,054         55,883
Eagle Materials, Inc.                                        465         20,753
Florida Rock Industries, Inc.                                403         27,118
Lennox International, Inc.                                   642         22,919
Martin Marietta Materials, Inc.                              217         29,338
Masco Corp.                                                4,019        110,121
                                                                   ------------
Total Building Materials                                                266,132
--------------------------------------------------------------------------------
Chemicals - 2.4%
Air Products & Chemicals, Inc.                             1,398        103,298
Airgas, Inc.                                                 489         20,611
Albemarle Corp.                                              868         35,883
Ashland, Inc.                                                346         22,698
Cabot Corp.                                                  589         28,113
Celanese Corp. Series A                                    1,023         31,549
Chemtura Corp.                                             2,142         23,412
Cytec Industries, Inc.                                       341         19,178
Dow Chemical Co. (The)                                    12,138        556,648
E.I. du Pont de Nemours & Co.                              9,832        485,996
Eastman Chemical Co.                                         868         54,970
Ecolab, Inc.                                                 837         35,991
FMC Corp.                                                    286         21,573
International Flavors & Fragrances, Inc.                     589         27,813
Lubrizol Corp.                                               496         25,559
Lyondell Chemical Co.                                      3,496        104,775
Monsanto Co.                                               1,687         92,718
PPG Industries, Inc.                                       1,522        107,012
Praxair, Inc.                                              1,832        115,343
Rohm & Haas Co.                                            1,823         94,286
RPM International, Inc.                                    1,302         30,076
Sherwin-Williams Co. (The)                                   593         39,162
Sigma-Aldrich Corp.                                          566         23,500
Valhi, Inc.                                                  724          9,557
Valspar Corp. (The)                                          713         19,843
Westlake Chemical Corp.                                      649         17,620
                                                                   ------------
Total Chemicals                                                       2,147,184
--------------------------------------------------------------------------------
Coal - 0.1%
Arch Coal, Inc.                                              465         14,271
Consol Energy, Inc.                                          419         16,395
Foundation Coal Holdings, Inc.                               334         11,470
Massey Energy Co.                                            543         13,027
Peabody Energy Corp.                                         691         27,805
                                                                   ------------
Total Coal                                                               82,968
--------------------------------------------------------------------------------
Commercial Services - 0.6%
Adesa, Inc.                                                  828         22,878
Advance America, Cash Advance Centers, Inc.                1,302         20,038
Deluxe Corp.                                               1,399         46,908
DeVry, Inc.                                                  789         23,157
Equifax, Inc.                                                558         20,339
H&R Block, Inc.                                            2,359         49,633
Manpower, Inc.                                               527         38,877
McKesson Corp.                                               434         25,406
Moody's Corp.                                                347         21,535
Pharmaceutical Product Development, Inc.                     375         12,634
R.R. Donnelley & Sons Co.                                  2,960        108,307
Robert Half International, Inc.                            1,014         37,528
Service Corp. International                                2,421         28,713
ServiceMaster Co. (The)                                    3,585         55,173
Sotheby's Class A                                            578         25,709
Weight Watchers International, Inc.                          465         21,432
                                                                   ------------
Total Commercial Services                                               558,267
--------------------------------------------------------------------------------
Computers - 1.1%
Diebold, Inc.                                                701         33,445
Electronic Data Systems Corp.                              1,178         32,607
Factset Research Systems, Inc.                               332         20,866
Hewlett-Packard Co.                                        7,269        291,778
International Business Machines Corp.                      6,666        628,337
                                                                   ------------
Total Computers                                                       1,007,033
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


                                         WisdomTree Domestic Dividend Funds   19

WisdomTree Total Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares       Value
--------------------------------------------------------------------------------
Cosmetics/Personal Care - 1.9%
Avon Products, Inc.                                        3,141   $    117,034
Colgate-Palmolive Co.                                      3,576        238,841
Estee Lauder Cos., Inc. (The) Class A                        445         21,738
Procter & Gamble Co.                                      21,015      1,327,307
                                                                   ------------
Total Cosmetics/Personal Care                                         1,704,920
--------------------------------------------------------------------------------
Distribution/Wholesale - 0.2%
CDW Corp.                                                    686         42,141
Fastenal Co.                                                 496         17,385
Genuine Parts Co.                                          1,468         71,932
W.W. Grainger, Inc.                                          341         26,339
                                                                   ------------
Total Distribution/Wholesale                                            157,797
--------------------------------------------------------------------------------
Diversified Financial Services - 8.4%
Advanta Corp. Class B                                        527         23,104
AG Edwards, Inc.                                             589         40,747
American Express Co.                                       4,019        226,672
Ameriprise Financial, Inc.                                   744         42,512
Bear, Stearns & Co., Inc.                                    310         46,609
BlackRock, Inc.                                              487         76,123
Charles Schwab Corp. (The)                                 4,456         81,500
Chicago Mercantile Exchange Holdings, Inc. Class A            62         33,013
CIT Group, Inc.                                              930         49,216
Citigroup, Inc.                                           65,561      3,365,901
Cohen & Steers, Inc.                                         213          9,176
Eaton Vance Corp.                                            744         26,516
Federated Investors, Inc. Class B                            722         26,512
First Marblehead Corp. (The)                                 353         15,846
Franklin Resources, Inc.                                     403         48,694
Freddie Mac                                                6,637        394,835
GAMCO Investors, Inc. Class A                                428         18,545
Goldman Sachs Group, Inc.                                  1,039        214,689
Greenhill & Co., Inc.                                        233         14,304
International Securities Exchange, Inc.                      474         23,131
Janus Capital Group, Inc.                                  1,364         28,521
Jefferies Group, Inc.                                        713         20,641
JPMorgan Chase & Co.                                      34,412      1,664,852
Legg Mason, Inc.                                             406         38,249
Lehman Brothers Holdings, Inc.                             1,085         76,026
Merrill Lynch & Co., Inc.                                  3,252        265,591
Morgan Stanley                                             5,014        394,902
National Financial Partners Corp.                            366         17,169
Nuveen Investments, Inc. Class A                             465         21,995
optionsXpress Holdings, Inc.                                 575         13,536
Raymond James Financial, Inc.                                682         20,296
Student Loan Corp.                                           124         23,054
T. Rowe Price Group, Inc.                                  1,178         55,590
Thornburg Mortgage, Inc.                                   4,015        104,390
Waddell & Reed Financial, Inc. Class A                       899         20,965
                                                                   ------------
Total Diversified Financial Services                                  7,543,422
--------------------------------------------------------------------------------
Electric - 5.8%
Alliant Energy Corp.                                       1,302         58,356
American Electric Power Co., Inc.                          5,357        261,154
Avista Corp.                                                 868         21,032
Black Hills Corp.                                            558         20,518
CenterPoint Energy, Inc.                                   4,860         87,188
Consolidated Edison, Inc.                                  4,054        206,997
Constellation Energy Group, Inc.                           1,522        132,338
Dominion Resources, Inc.                                   4,007        355,700
DPL, Inc.                                                  1,460         45,391
DTE Energy Co.                                             2,855        136,755
Duke Energy Corp.                                         16,644        337,707
Duquesne Light Holdings, Inc.                              1,460         28,893
Edison International                                       2,669        131,128
Energy East Corp.                                          3,609         87,915
Entergy Corp.                                              1,557        163,360
Exelon Corp.                                               5,992        411,709
FirstEnergy Corp.                                          3,123        206,868
FPL Group, Inc.                                            3,768        230,489
Great Plains Energy, Inc.                                  1,935         62,791
Hawaiian Electric Industries, Inc.                         1,628         42,312
IDACORP, Inc.                                                968         32,757
Integrys Energy Group, Inc.                                1,146         63,614
ITC Holdings Corp.                                           557         24,113
MDU Resources Group, Inc.                                  1,266         36,385
Northeast Utilities                                        1,708         55,971
NSTAR                                                      1,398         49,098
OGE Energy Corp.                                           1,271         49,315
Ormat Technologies, Inc.                                     558         23,414
Pepco Holdings, Inc.                                       2,619         76,003
PG&E Corp.                                                 3,651        176,234
Pinnacle West Capital Corp.                                1,946         93,895
PNM Resources, Inc.                                          746         24,096
Portland General Electric Co.                                613         17,900
PPL Corp.                                                  3,774        154,357
Progress Energy, Inc.                                      4,333        218,557
Public Service Enterprise Group, Inc.                      2,793        231,931
Puget Energy, Inc.                                         2,514         64,560
SCANA Corp.                                                2,030         87,635
Southern Co.                                              10,539        386,253
TECO Energy, Inc.                                          3,041         52,336
Westar Energy, Inc.                                        1,271         34,978
Wisconsin Energy Corp.                                       837         40,611
Xcel Energy, Inc.                                          5,986        147,794
                                                                   ------------
Total Electric                                                        5,170,408
--------------------------------------------------------------------------------
Electrical Components & Equipment - 0.4%
Ametek, Inc.                                                 623         21,518
Emerson Electric Co.                                       6,452        278,017
Hubbell, Inc. Class B                                        403         19,441
                                                                   ------------
Total Electrical Components & Equipment                                 318,976
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


20   WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares       Value
--------------------------------------------------------------------------------
Electronics - 0.2%
Amphenol Corp. Class A                                       372   $     24,020
Applera Corp.                                                357         10,556
AVX Corp.                                                  2,016         30,643
Gentex Corp.                                               1,830         29,738
Jabil Circuit, Inc.                                        1,824         39,052
Tektronix, Inc.                                            1,248         35,144
                                                                   ------------
Total Electronics                                                       169,153
--------------------------------------------------------------------------------
Engineering & Construction - 0.0%
Fluor Corp.                                                  254         22,789
Granite Construction Inc.                                    348         19,230
                                                                   ------------
Total Engineering & Construction                                         42,019
--------------------------------------------------------------------------------
Entertainment - 0.1%
International Game Technology                              1,460         58,955
International Speedway Corp. Class A                         403         20,835
Regal Entertainment Group Class A                          1,271         25,255
                                                                   ------------
Total Entertainment                                                     105,045
--------------------------------------------------------------------------------
Environmental Control - 0.1%
Republic Services, Inc.                                    1,594         44,345
--------------------------------------------------------------------------------
Food - 1.8%
Campbell Soup Co.                                          2,824        109,995
ConAgra Foods, Inc.                                        4,707        117,251
Corn Products International, Inc.                            775         27,582
Del Monte Foods Co.                                        1,677         19,252
Flowers Foods, Inc.                                          651         19,641
General Mills, Inc.                                        2,979        173,437
H.J. Heinz Co. Ltd.                                        3,539        166,758
Hormel Foods Corp.                                           888         33,025
J.M. Smucker Co. (The)                                       574         30,606
Kellogg Co.                                                3,293        169,359
Kroger Co. (The)                                           3,490         98,593
McCormick & Co., Inc.                                        837         32,241
Pilgrim's Pride Corp.                                        744         24,693
Safeway, Inc.                                              1,728         63,314
Sara Lee Corp.                                             5,895         99,743
Seaboard Corp.                                                10         22,600
SUPERVALU Inc.                                             1,755         68,568
SYSCO Corp.                                                5,157        174,461
Tootsie Roll Industries, Inc.                                697         20,889
Tyson Foods, Inc. Class A                                  1,247         24,204
Wm. Wrigley Jr. Co.                                        1,460         74,358
                                                                   ------------
Total Food                                                            1,570,570
--------------------------------------------------------------------------------
Forest Products & Paper - 0.7%
International Paper Co.                                    4,426        161,106
Louisiana-Pacific Corp.                                      868         17,412
MeadWestvaco Corp.                                         1,894         58,411
Plum Creek Timber Co., Inc.                                2,483         97,880
Temple-Inland, Inc.                                          775         46,299
Weyerhaeuser Co.                                           2,932        219,137
                                                                   ------------
Total Forest Products & Paper                                           600,245
--------------------------------------------------------------------------------
Gas - 0.8%
AGL Resources, Inc.                                          992         42,378
Atmos Energy Corp.                                         1,178         36,848
Energen Corp.                                                490         24,936
KeySpan Corp.                                              2,483        102,176
New Jersey Resources Corp.                                   748         37,437
Nicor, Inc.                                                  651         31,521
NiSource, Inc.                                             3,868         94,535
Piedmont Natural Gas Co., Inc.                               930         24,533
Sempra Energy                                              2,111        128,793
South Jersey Industries, Inc.                                659         25,075
Southern Union Co.                                           778         23,643
Southwest Gas Corp.                                          590         22,933
UGI Corp.                                                  1,023         27,324
Vectren Corp.                                              1,889         54,026
WGL Holdings, Inc.                                         1,689         54,014
                                                                   ------------
Total Gas                                                               730,172
--------------------------------------------------------------------------------
Hand/Machine Tools - 0.2%
Black & Decker Corp. (The)                                   403         32,892
Kennametal, Inc.                                             341         23,055
Lincoln Electric Holdings, Inc.                              341         20,310
Snap-On, Inc.                                                496         23,858
Stanley Works (The)                                          589         32,607
                                                                   ------------
Total Hand/Machine Tools                                                132,722
--------------------------------------------------------------------------------
Healthcare-Products - 2.1%
Baxter International, Inc.                                 2,865        150,900
Beckman Coulter, Inc.                                        370         23,639
Becton Dickinson & Co.                                     1,054         81,042
Biomet, Inc.                                                 558         23,709
C.R. Bard, Inc.                                              279         22,183
DENTSPLY International, Inc.                                 620         20,305
Hillenbrand Industries, Inc.                                 404         23,985
Johnson & Johnson                                         22,084      1,330,783
Medtronic, Inc.                                            3,171        155,569
Stryker Corp.                                                434         28,783
                                                                   ------------
Total Healthcare-Products                                             1,860,898
--------------------------------------------------------------------------------
Healthcare-Services - 0.2%
Aetna, Inc.                                                  465         20,362
Brookdale Senior Living, Inc.                              1,236         55,200
Manor Care, Inc.                                             403         21,907
Quest Diagnostics, Inc.                                      492         24,536
UnitedHealth Group, Inc.                                     438         23,201
                                                                   ------------
Total Healthcare-Services                                               145,206
--------------------------------------------------------------------------------
Holding Companies-Diversified - 0.0%
Leucadia National Corp.                                    1,052         30,950
--------------------------------------------------------------------------------
Home Builders - 0.2%
Beazer Homes USA, Inc.                                       441         12,802
Centex Corp.                                                 434         18,133
KB Home                                                      434         18,519
Lennar Corp. Class A                                         690         29,125

                       See Notes to Financial Statements.


                                         WisdomTree Domestic Dividend Funds   21

WisdomTree Total Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares       Value
--------------------------------------------------------------------------------
MDC Holdings, Inc.                                           372   $     17,882
Pulte Homes, Inc.                                            707         18,707
Ryland Group, Inc. (The)                                     465         19,618
Standard-Pacific Corp.                                       775         16,174
Thor Industries, Inc.                                        646         25,446
                                                                   ------------
Total Home Builders                                                     176,406
--------------------------------------------------------------------------------
Home Furnishings - 0.1%
Harman International Industries, Inc.                        219         21,042
Whirlpool Corp.                                              434         36,850
                                                                   ------------
Total Home Furnishings                                                   57,892
--------------------------------------------------------------------------------
Household Products/Wares - 0.7%
Avery Dennison Corp.                                       1,378         88,550
Church & Dwight Co., Inc.                                    527         26,534
Clorox Co. (The)                                             899         57,257
Fortune Brands, Inc.                                         969         76,377
Kimberly-Clark Corp.                                       4,581        313,753
Scotts Miracle-Gro Co. (The) Class A                         402         17,700
Tupperware Brands Corp.                                      830         20,692
                                                                   ------------
Total Household Products/Wares                                          600,863
--------------------------------------------------------------------------------
Housewares - 0.1%
Newell Rubbermaid, Inc.                                    2,855         88,762
Toro Co. (The)                                               403         20,650
                                                                   ------------
Total Housewares                                                        109,412
--------------------------------------------------------------------------------
Insurance - 3.8%
21st Century Insurance Group                                 993         21,052
Alfa Corp.                                                 1,209         22,342
Allstate Corp. (The)                                       4,605        276,575
AMBAC Financial Group, Inc.                                  394         34,038
American Family Life Assurance Co., Inc.                   2,785        131,062
American Financial Group, Inc.                               735         25,019
American International Group, Inc.                         6,608        444,189
American National Insurance Co.                              217         27,761
AON Corp.                                                  1,713         65,025
Arthur J. Gallagher & Co.                                  1,271         36,007
Assurant, Inc.                                               340         18,234
Chubb Corp. (The)                                          2,700        139,509
Cigna Corp.                                                  142         20,258
Commerce Group, Inc.                                         682         20,487
Delphi Financial Group, Inc. Class A                         412         16,575
Erie Indemnity Co. Class A                                   496         26,174
FBL Financial Group, Inc. Class A                            645         25,239
Fidelity National Title Group, Inc. Class A                3,837         92,126
First American Corp.                                         578         29,316
Genworth Financial, Inc. Class A                           1,603         56,009
Hanover Insurance Group, Inc. (The)                          363         16,742
Harleysville Group, Inc.                                     832         27,032
Hartford Financial Services Group, Inc. (The)              2,134        203,968
HCC Insurance Holdings, Inc.                                 671         20,667
Hilb Rogal & Hobbs Co.                                       496         24,329
LandAmerica Financial Group, Inc.                            310         22,912
Lincoln National Corp.                                     2,234        151,443
Loews Corp.                                                1,023         46,475
Marsh & McLennan Cos., Inc.                                3,961        116,018
MBIA, Inc.                                                   837         54,815
Mercury General Corp.                                        589         31,241
Metlife, Inc.                                              2,466        155,728
MGIC Investment Corp.                                        403         23,745
Nationwide Financial Services, Inc. Class A                  367         19,767
Odyssey Re Holdings Corp.                                    620         24,372
Ohio Casualty Corp.                                          651         19,497
Old Republic International Corp.                           1,832         40,524
Phoenix Cos., Inc. (The)                                   1,398         19,404
PMI Group, Inc. (The)                                        467         21,118
Principal Financial Group, Inc.                            1,071         64,121
Progressive Corp. (The)                                      958         20,904
Protective Life Corp.                                        434         19,113
Prudential Financial, Inc.                                 1,634        147,485
Radian Group, Inc.                                           499         27,385
Reinsurance Group of America, Inc.                           363         20,952
RLI Corp.                                                    403         22,137
Safeco Corp.                                                 744         49,424
Selective Insurance Group, Inc.                              682         17,364
Stancorp Financial Group, Inc.                               403         19,816
State Auto Financial Corp.                                   558         17,929
Torchmark Corp.                                              375         24,596
Transatlantic Holdings, Inc.                                 399         25,983
Travelers Cos Inc. (The)                                   4,736        245,182
Unitrin, Inc.                                                806         37,938
UnumProvident Corp.                                        1,333         30,699
W.R. Berkley Corp.                                           771         25,536
Wesco Financial Corp.                                         62         28,520
Zenith National Insurance Corp.                              496         23,446
                                                                   ------------
Total Insurance                                                       3,435,324
--------------------------------------------------------------------------------
Internet - 0.0%
United Online, Inc.                                          845         11,855
--------------------------------------------------------------------------------
Investment Companies - 0.3%
American Capital Strategies Ltd.                           3,620        160,403
Apollo Investment Corp.                                    2,483         53,136
Ares Capital Corp.                                         1,307         23,748
MCG Capital Corp.                                          1,987         37,276
                                                                   ------------
Total Investment Companies                                              274,563
--------------------------------------------------------------------------------
Iron/Steel - 0.2%
Allegheny Technologies, Inc.                                  94         10,029
Carpenter Technology Corp.                                   150         18,114
Chaparral Steel Co.                                          350         20,360
Nucor Corp.                                                  550         35,822
Reliance Steel & Aluminum Co.                                454         21,974
Steel Dynamics, Inc.                                         582         25,142
United States Steel Corp.                                    451         44,725
                                                                   ------------
Total Iron/Steel                                                        176,166
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


22   WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares       Value
--------------------------------------------------------------------------------
Leisure Time - 0.2%
Brunswick Corp.                                              584   $     18,600
Harley-Davidson, Inc.                                      1,388         81,546
Polaris Industries, Inc.                                     439         21,063
Sabre Holdings Corp. Class A                                 899         29,442
                                                                   ------------
Total Leisure Time                                                      150,651
--------------------------------------------------------------------------------
Lodging - 0.3%
Boyd Gaming Corp.                                            567         27,012
Harrah's Entertainment, Inc.                               1,283        108,350
Hilton Hotels Corp.                                          744         26,754
Marriott International, Inc. Class A                         744         36,426
Starwood Hotels & Resorts Worldwide, Inc.                    984         63,812
Station Casinos, Inc.                                        400         34,628
                                                                   ------------
Total Lodging                                                           296,982
--------------------------------------------------------------------------------
Machinery-Construction & Mining - 0.3%
Caterpillar, Inc.                                          4,266        285,950
Joy Global, Inc.                                             340         14,586
                                                                   ------------
Total Machinery-Construction & Mining                                   300,536
--------------------------------------------------------------------------------
Machinery-Diversified - 0.3%
Cummins, Inc.                                                186         26,918
Deere & Co.                                                1,429        155,247
Graco, Inc.                                                  434         16,995
IDEX Corp.                                                   434         22,082
Manitowoc Co., Inc. (The)                                    403         25,603
Rockwell Automation, Inc.                                  1,014         60,708
                                                                   ------------
Total Machinery-Diversified                                             307,553
--------------------------------------------------------------------------------
Media - 1.6%
Belo Corp. Class A                                         1,147         21,414
CBS Corp. Class A                                            744         22,774
CBS Corp. Class B                                          6,385        195,317
Citadel Broadcasting Corp.                                 2,266         21,550
Clear Channel Communications, Inc.                         3,526        123,551
Dow Jones & Co., Inc.                                        589         20,303
E.W. Scripps Co. (The) Class A                               651         29,087
Gannett Co., Inc.                                          1,610         90,627
Hearst-Argyle Television, Inc.                               856         23,275
John Wiley & Sons, Inc. Class A                              558         21,070
McGraw-Hill Cos., Inc. (The)                               1,429         89,856
Meredith Corp.                                               403         23,128
New York Times Co. (The) Class A(a)                        1,147         26,966
News Corp. Class A                                         4,910        113,519
News Corp. Class B                                         1,832         44,829
Time Warner, Inc.                                         14,355        283,080
Tribune Co.                                                1,831         58,793
Walt Disney Co. (The)                                      6,323        217,701
Washington Post Co. (The) Class B                             29         22,142
                                                                   ------------
Total Media                                                           1,448,982
--------------------------------------------------------------------------------
Metal Fabricate/Hardware - 0.1%
Commercial Metals Co.                                        707         22,165
Precision Castparts Corp.                                    209         21,746
Timken Co. (The)                                             682         20,671
Worthington Industries, Inc.                               1,080         22,227
                                                                   ------------
Total Metal Fabricate/Hardware                                           86,809
--------------------------------------------------------------------------------
Mining - 1.2%
Alcoa, Inc.                                                5,357        181,602
Freeport-McMoRan Copper & Gold Inc. Class B                1,209         80,024
Newmont Mining Corp.                                       1,091         45,811
Southern Copper Corp.(a)                                  10,033        718,965
Vulcan Materials Co.                                         527         61,385
                                                                   ------------
Total Mining                                                          1,087,787
--------------------------------------------------------------------------------
Miscellaneous Manufacturing - 5.5%
3M Co.                                                     5,737        438,479
Acuity Brands, Inc.                                          349         19,000
Brink's Co. (The)                                            372         23,603
Carlisle Cos., Inc.                                          496         21,293
Crane Co.                                                    496         20,048
Danaher Corp.                                                303         21,649
Donaldson Co., Inc.                                          620         22,382
Dover Corp.                                                  868         42,367
Eastman Kodak Co.                                          1,553         35,036
Eaton Corp.                                                1,011         84,479
General Electric Co.                                      97,735      3,455,910
Harsco Corp.                                                 496         22,251
Honeywell International, Inc.                              5,736        264,200
Illinois Tool Works, Inc.                                  3,374        174,098
ITT Industries, Inc.                                         434         26,179
Lancaster Colony Corp.                                       505         22,316
Leggett & Platt, Inc.                                      1,577         35,751
Pall Corp.                                                   682         25,916
Parker Hannifin Corp.                                        434         37,459
Pentair, Inc.                                                589         18,353
Roper Industries, Inc.                                       434         23,818
SPX Corp.                                                    372         26,114
Teleflex, Inc.                                               341         23,212
Textron, Inc.                                                651         58,460
Trinity Industries, Inc.                                     558         23,391
                                                                   ------------
Total Miscellaneous Manufacturing                                     4,965,764
--------------------------------------------------------------------------------
Office Furnishings - 0.1%
Herman Miller, Inc.                                          852         28,533
HNI Corp.                                                    675         31,003
Steelcase, Inc. Class A                                    1,988         39,542
                                                                   ------------
Total Office Furnishings                                                 99,078
--------------------------------------------------------------------------------
Office/Business Equipment - 0.1%
Pitney Bowes, Inc.                                         2,111         95,818
--------------------------------------------------------------------------------
Oil & Gas - 6.7%
Alon USA Energy, Inc.                                        675         24,435
Apache Corp.                                                 952         67,306
Berry Petroleum Co. Class A                                  662         20,297
Cabot Oil & Gas Corp.                                        257         17,301
Chesapeake Energy Corp.                                      744         22,975

                       See Notes to Financial Statements.


                                         WisdomTree Domestic Dividend Funds   23

WisdomTree Total Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares        Value
--------------------------------------------------------------------------------
Chevron Corp.                                             21,252   $  1,571,797
Cimarex Energy Co.                                           640         23,693
ConocoPhillips                                            11,919        814,663
Crosstex Energy, Inc.                                        685         19,694
Devon Energy Corp.                                           992         68,666
Diamond Offshore Drilling, Inc.                              236         19,104
ENSCO International, Inc.                                    434         23,610
EOG Resources, Inc.                                          496         35,385
Exxon Mobil Corp.                                         31,735      2,394,405
Helmerich & Payne, Inc.                                      738         22,391
Hess Corp.                                                   713         39,550
Holly Corp.                                                  197         11,682
Marathon Oil Corp.                                         1,987        196,375
Murphy Oil Corp.                                             527         28,142
Noble Energy, Inc.                                           465         27,737
Occidental Petroleum Corp.                                 4,830        238,167
Patterson-UTI Energy, Inc.                                   713         16,000
Penn Virginia Corp.                                          180         13,212
Pioneer Natural Resources Co.                                415         17,891
Pogo Producing Co.                                           465         22,367
Range Resources Corp.                                        604         20,174
St. Mary Land & Exploration Co.                              279         10,234
Sunoco, Inc.                                                 527         37,122
Tesoro Corp.                                                 153         15,366
Valero Energy Corp.                                        1,107         71,390
W&T Offshore, Inc.                                           320          9,258
Western Refining, Inc.                                       237          9,248
XTO Energy, Inc.                                             806         44,177
                                                                   ------------
Total Oil & Gas                                                       5,973,814
--------------------------------------------------------------------------------
Oil & Gas Services - 0.1%
Baker Hughes, Inc.                                           806         53,300
CARBO Ceramics, Inc.                                         307         14,291
RPC, Inc.                                                    610         10,163
Smith International, Inc.                                    557         26,764
Tidewater, Inc.                                              421         24,662
                                                                   ------------
Total Oil & Gas Services                                                129,180
--------------------------------------------------------------------------------
Packaging & Containers - 0.2%
Ball Corp.                                                   527         24,163
Bemis Co.                                                    775         25,877
Greif, Inc. Class A                                          218         24,222
Packaging Corp. of America                                 1,429         34,869
Sealed Air Corp.                                             744         23,510
Sonoco Products Co.                                          837         31,454
                                                                   ------------
Total Packaging & Containers                                            164,095
--------------------------------------------------------------------------------
Pharmaceuticals - 7.0%
Abbott Laboratories                                       13,157        734,161
Allergan, Inc.                                               186         20,613
AmerisourceBergen Corp.                                      465         24,529
Bristol-Myers Squibb Co.                                  29,161        809,509
Cardinal Health, Inc.                                        735         53,618
Eli Lilly & Co.                                           11,213        602,250
Merck & Co., Inc.                                         24,848      1,097,536
Mylan Laboratories, Inc.                                     930         19,660
Omnicare, Inc.                                               434         17,260
Pfizer, Inc.                                              87,707      2,215,478
Schering-Plough Corp.                                      4,746        121,070
Wyeth                                                      9,589        479,738
                                                                   ------------
Total Pharmaceuticals                                                 6,195,422
--------------------------------------------------------------------------------
Pipelines - 0.4%
El Paso Corp.                                              1,872         27,088
Equitable Resources, Inc.                                    837         40,444
Kinder Morgan, Inc.                                        1,410        150,094
National Fuel Gas Co.                                        930         40,232
ONEOK, Inc.                                                1,240         55,800
Questar Corp.                                                341         30,421
Williams Cos., Inc. (The)                                  1,652         47,016
                                                                   ------------
Total Pipelines                                                         391,095
--------------------------------------------------------------------------------
Real Estate - 0.1%
Forest City Enterprises, Inc. Class A                        434         28,722
Forest City Enterprises, Inc. Class B                        434         28,705
Jones Lang LaSalle, Inc.                                     248         25,861
St. Joe Co. (The)                                            434         22,703
                                                                   ------------
Total Real Estate                                                       105,991
--------------------------------------------------------------------------------
REITS - 5.1%
Alexandria Real Estate Equities, Inc.                        217         21,780
AMB Property Corp.                                           899         52,852
American Financial Realty Trust                            3,744         37,740
Apartment Investment & Management Co. Class A              1,522         87,804
Archstone-Smith Trust                                      2,359        128,047
AvalonBay Communities, Inc.                                  651         84,630
BioMed Realty Trust, Inc.                                    682         17,937
Boston Properties, Inc.                                    1,023        120,100
Brandywine Realty Trust                                    1,491         49,814
BRE Properties, Inc. Class A                                 589         37,195
Camden Property Trust                                        589         41,413
CBL & Associates Properties, Inc.                            837         37,531
Colonial Properties Trust                                    744         33,978
Corporate Office Properties Trust                            465         21,241
Cousins Properties, Inc.                                     682         22,411
Crescent Real Estate Equities Co.                          2,266         45,456
Developers Diversified Realty Corp.                        1,460         91,834
DiamondRock Hospitality Co.                                1,271         24,149
Digital Realty Trust, Inc.                                   595         23,741
Duke Realty Corp.                                          2,080         90,418
EastGroup Properties, Inc.                                   434         22,147
Entertainment Properties Trust                               527         31,752
Equity Lifestyle Properties, Inc.                            434         23,440
Equity One, Inc.                                           1,147         30,396
Equity Residential                                         3,434        165,622
Essex Property Trust, Inc.                                   217         28,097
Extra Space Storage, Inc.                                  1,845         34,944
Federal Realty Investment Trust                              496         44,948

                       See Notes to Financial Statements.


24   WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares       Value
--------------------------------------------------------------------------------
FelCor Lodging Trust, Inc.                                   930   $     24,152
First Industrial Realty Trust, Inc.                          899         40,725
Franklin Street Properties Corp.                           2,486         47,681
General Growth Properties, Inc.                            2,483        160,327
Glimcher Realty Trust                                        775         20,941
Health Care Property Investors, Inc.                       3,037        109,423
Health Care REIT, Inc.                                     1,427         62,645
Healthcare Realty Trust, Inc.                              1,023         38,158
Highland Hospitality Corp.                                 1,858         33,072
Highwoods Properties, Inc.                                   837         33,053
Home Properties, Inc.                                        496         26,194
Hospitality Properties Trust                               1,491         69,779
Host Hotels & Resorts, Inc.                                5,432        142,916
HRPT Properties Trust                                      4,674         57,490
Inland Real Estate Corp.                                   2,248         41,228
iStar Financial, Inc.                                      2,824        132,248
Kilroy Realty Corp.                                          279         20,576
Kimco Realty Corp.                                         2,406        117,268
LaSalle Hotel Properties                                     465         21,557
Lexington Corporate Properties Trust                       1,613         34,083
Liberty Property Trust                                     1,429         69,621
Longview Fibre Co.                                         1,744         42,955
Macerich Co. (The)                                           806         74,442
Mack-Cali Realty Corp.                                       992         47,249
Maguire Properties, Inc.                                     620         22,047
Mid-America Apartment Communities, Inc.                      341         19,185
National Retail Properties, Inc.                             992         23,996
Nationwide Health Properties, Inc.                         1,491         46,609
New Plan Excel Realty Trust, Inc.                          1,553         51,296
Omega Healthcare Investors, Inc.                           1,685         28,898
Pennsylvania Real Estate Investment Trust                    589         26,110
Post Properties, Inc.                                        527         24,100
Potlatch Corp.                                               747         34,198
ProLogis                                                   2,297        149,144
PS Business Parks, Inc.                                      341         24,047
Public Storage, Inc.                                       1,169        110,669
Rayonier, Inc.                                             1,429         61,447
Realty Income Corp.                                        1,584         44,669
Regency Centers Corp.                                        744         62,161
Senior Housing Properties Trust                            1,553         37,117
Simon Property Group, Inc.                                 2,160        240,300
SL Green Realty Corp.                                        408         55,969
Sovran Self Storage, Inc.                                    519         28,758
Spirit Finance Corp.                                       1,739         25,911
Strategic Hotels & Resorts, Inc.                             961         21,978
Sunstone Hotel Investors, Inc.                               744         20,281
Tanger Factory Outlet Centers, Inc.                          750         30,293
Taubman Centers, Inc.                                        496         28,763
UDR, Inc.                                                  1,832         56,096
U-Store-It Trust                                           1,962         39,475
Ventas, Inc.                                               1,522         64,122
Vornado Realty Trust                                       1,297        154,784
Washington Real Estate Investment Trust                      589         22,040
Weingarten Realty Investors                                1,271         60,449
                                                                   ------------
Total REITS                                                           4,534,112
--------------------------------------------------------------------------------
Retail - 4.0%
Abercrombie & Fitch Co. Class A                              341         25,807
Advance Auto Parts, Inc.                                     527         20,316
American Eagle Outfitters, Inc.                              785         23,542
Applebee's International, Inc.                               854         21,162
Barnes & Noble, Inc.                                         527         20,790
bebe stores, inc.                                            931         16,181
Best Buy Co., Inc.                                         1,133         55,200
Brinker International, Inc.                                  796         26,029
Cash America International, Inc.                             444         18,204
Claire's Stores, Inc.                                        623         20,011
Costco Wholesale Corp.                                     2,030        109,295
CVS Corp.                                                  3,655        124,782
Darden Restaurants, Inc.                                     558         22,984
Dillard's, Inc. Class A                                      624         20,424
Dollar General Corp.                                       1,302         27,537
Family Dollar Stores, Inc.                                   806         23,874
Federated Department Stores, Inc.                          2,183         98,344
Foot Locker, Inc.                                            806         18,981
Gap, Inc. (The)                                            4,550         78,306
Home Depot, Inc. (The)                                    16,623        610,728
J.C. Penney Co., Inc.                                        754         61,949
Limited Brands, Inc.                                       2,928         76,304
Longs Drug Stores Corp.                                      650         33,566
Lowe's Cos., Inc.                                          3,277        103,193
McDonald's Corp.                                           9,760        439,687
Men's Wearhouse, Inc. (The)                                  256         12,045
MSC Industrial Direct Co. Class A                            366         17,085
Nordstrom, Inc.                                              693         36,687
OfficeMax, Inc.                                              376         19,830
OSI Restaurant Partners, Inc.                                527         20,817
PetSmart, Inc.                                               462         15,228
RadioShack Corp.                                           1,099         29,706
Ross Stores, Inc.                                            531         18,266
Staples, Inc.                                              1,956         50,543
Target Corp.                                               2,279        135,054
Tiffany & Co.                                                737         33,519
TJX Cos., Inc. (The)                                       1,367         36,854
United Auto Group, Inc.                                      829         16,829
Wal-Mart Stores, Inc.                                     21,151        993,038
Wendy's International, Inc.                                  372         11,644
Williams-Sonoma, Inc.                                        646         22,907
World Fuel Services Corp.                                    313         14,479
Yum! Brands, Inc.                                            806         46,555
                                                                   ------------
Total Retail                                                          3,628,282
--------------------------------------------------------------------------------
Savings & Loans - 1.4%
BankUnited Financial Corp. Class A                         1,188         25,197
Capitol Federal Financial                                  1,429         54,030

                       See Notes to Financial Statements.


                                         WisdomTree Domestic Dividend Funds   25

WisdomTree Total Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares       Value
--------------------------------------------------------------------------------
Downey Financial Corp.(a)                                    279   $     18,007
First Niagara Financial Group, Inc.                        3,938         54,778
Flagstar Bancorp, Inc.                                     2,775         33,161
Hudson City Bancorp, Inc.                                  4,116         56,307
Kearny Financial Corp.                                     1,367         19,657
MAF Bancorp, Inc.                                            808         33,403
New York Community Bancorp, Inc.                           7,238        127,316
NewAlliance Bancshares, Inc.                               1,367         22,159
Northwest Bancorp, Inc.                                      775         20,995
People's Bank                                              1,178         52,303
Provident Financial Services, Inc.                         1,870         32,632
Sovereign Bancorp, Inc.                                    2,714         69,044
Washington Federal, Inc.                                   1,934         45,372
Washington Mutual, Inc.                                   15,550        627,909
                                                                   ------------
Total Savings & Loans                                                 1,292,270
--------------------------------------------------------------------------------
Semiconductors - 1.5%
Analog Devices, Inc.                                       2,748         94,779
Applied Materials, Inc.                                    5,675        103,966
Intel Corp.                                               41,194        788,040
Intersil Corp. Class A                                     1,389         36,795
KLA-Tencor Corp.                                             792         42,229
Microchip Technology, Inc.                                 2,469         87,724
National Semiconductor Corp.                               1,579         38,117
Texas Instruments, Inc.                                    3,016         90,782
Xilinx, Inc.                                               2,038         52,438
                                                                   ------------
Total Semiconductors                                                  1,334,870
--------------------------------------------------------------------------------
Software - 1.9%
Automatic Data Processing, Inc.                            3,409        164,996
CA, Inc.                                                     890         23,060
Fair Isaac Corp.                                             369         14,273
Fidelity National Information Services, Inc.                 487         22,139
First Data Corp.                                           2,356         63,376
Global Payments, Inc.                                        434         14,782
IMS Health, Inc.                                             713         21,148
Mastercard, Inc. Class A                                     160         16,998
Microsoft Corp.                                           44,268      1,233,749
MoneyGram International, Inc.                                558         15,490
Paychex, Inc.                                              2,653        100,469
SEI Investments Co.                                          336         20,237
Total System Services, Inc.                                1,054         33,570
                                                                   ------------
Total Software                                                        1,744,287
--------------------------------------------------------------------------------
Telecommunications - 6.3%
ALLTEL Corp.                                               1,090         67,580
AT&T, Inc.                                                69,795      2,752,016
CenturyTel, Inc.                                             496         22,414
Citizens Communications Co.                                8,179        122,276
Consolidated Communications Holdings, Inc.                 1,158         23,033
Embarq Corp.                                               1,959        110,390
FairPoint Communications, Inc.                             1,278         24,550
Harris Corp.                                                 869         44,276
Iowa Telecommunications Services, Inc.                     1,085         21,700
QUALCOMM, Inc.                                             7,927        338,166
Sprint Nextel Corp.                                        5,618        106,517
Telephone & Data Systems, Inc.                               496         29,572
Telephone & Data Systems, Inc. Special Shares                496         27,726
Verizon Communications, Inc.                              45,561      1,727,673
Virgin Media, Inc.                                           816         20,604
Windstream Corp.                                          11,294        165,909
                                                                   ------------
Total Telecommunications                                              5,604,402
--------------------------------------------------------------------------------
Textiles - 0.0%
Cintas Corp.                                               1,028         37,111
--------------------------------------------------------------------------------
Toys/Games/Hobbies - 0.2%
Hasbro, Inc.                                               1,240         35,489
Mattel, Inc.                                               3,757        103,580
                                                                   ------------
Total Toys/Games/Hobbies                                                139,069
--------------------------------------------------------------------------------
Transportation - 1.0%
Alexander & Baldwin, Inc.                                    378         19,066
Burlington Northern Santa Fe Corp.                         1,569        126,195
C.H. Robinson Worldwide, Inc.                                694         33,139
Con-way, Inc.                                                341         16,995
CSX Corp.                                                  1,569         62,838
Expeditors International Washington, Inc.                    494         20,412
FedEx Corp.                                                  279         29,973
Florida East Coast Industries, Inc.                          192         12,036
JB Hunt Transport Services, Inc.                             680         17,843
Laidlaw International, Inc.                                  775         26,815
Landstar System, Inc.                                        191          8,755
Norfolk Southern Corp.                                     1,913         96,798
Overseas Shipholding Group, Inc.                             366         22,912
Ryder System, Inc.                                           341         16,825
Union Pacific Corp.                                        1,158        117,595
United Parcel Service, Inc. Class B                        4,402        308,581
                                                                   ------------
Total Transportation                                                    936,778
--------------------------------------------------------------------------------
Trucking & Leasing - 0.0%
GATX Corp.                                                   401         19,168
--------------------------------------------------------------------------------
Water - 0.0%
Aqua America, Inc.                                           972         21,821
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $85,087,271)                                                  89,492,765
================================================================================
SHORT-TERM INVESTMENT - 0.6%
MONEY MARKET FUND - 0.6%
Columbia Cash Reserves Fund, 4.95%(b)
(Cost: $513,936)                                         513,936        513,936
================================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 0.7%
MONEY MARKET FUNDS(c) - 0.7%
UBS Enhanced Yield Portfolio, 5.25%                       56,087         56,087
UBS Private Money Market Fund LLC, 5.26%                 627,213        627,213
                                                                   ------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED (Cost: $683,300)(d)                                   683,300
================================================================================

                       See Notes to Financial Statements.


26   WisdomTree Domestic Dividend Funds

Schedule of Investments (concluded)

WisdomTree Total Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares       Value
--------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES - 101.1%
(Cost: $86,284,507)                                                $ 90,690,001
Liabilities in Excess of Other Assets - (1.1)%                         (991,698)
                                                                   ------------
NET ASSETS - 100.0%                                                $ 89,698,303
================================================================================

(a)  Security, or portion thereof, was on loan at March 31, 2007 (See Note 2).

(b)  Rate shown represents annualized 7-day yield as of March 31, 2007.

(c)  Interest rates shown reflect yields as of March 31, 2007.

(d) At March 31, 2007, the total market value of the Fund's securities on loan was $668,789 and the total market value of the collateral held by the Fund was $683,300.

                       See Notes to Financial Statements.


                                         WisdomTree Domestic Dividend Funds   27

Schedule of Investments

WisdomTree High-Yielding Equity Fund

March 31, 2007

================================================================================
Investments                                               Shares       Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.7%
Agriculture - 6.1%
Altria Group, Inc.                                       117,019   $ 10,275,437
Loews Corp.                                                4,342        328,299
Reynolds American, Inc.(a)                                19,634      1,225,358
Universal Corp.                                            1,420         87,117
UST, Inc.                                                  8,914        516,834
Vector Group Ltd.(a)                                       7,398        138,417
                                                                   ------------
Total Agriculture                                                    12,571,462
--------------------------------------------------------------------------------
Apparel - 0.2%
Cherokee, Inc.                                               983         42,328
VF Corp.                                                   4,425        365,593
                                                                   ------------
Total Apparel                                                           407,921
--------------------------------------------------------------------------------
Auto Parts & Equipment - 0.2%
American Axle & Manufacturing Holdings, Inc.               4,619        126,330
Bandag, Inc. Class A                                         539         27,214
Cooper Tire & Rubber Co.                                   3,549         64,911
Modine Manufacturing Co.                                   2,718         62,242
Standard Motor Products, Inc.                              3,044         51,961
Superior Industries International, Inc.                    4,181         87,090
                                                                   ------------
Total Auto Parts & Equipment                                            419,748
--------------------------------------------------------------------------------
Banks - 19.7%
Associated Banc-Corp                                       6,103        205,061
Bank of America Corp.                                    254,589     12,989,130
Bank of Granite Corp.                                      1,736         31,109
Bank of Hawaii Corp.                                       2,222        117,833
BB&T Corp.                                                29,103      1,193,805
Cadence Financial Corp.                                    3,518         70,360
Chemical Financial Corp.                                   2,581         76,888
Chittenden Corp.                                           1,636         49,391
City Holding Co.                                             639         25,848
Colonial BancGroup, Inc. (The)                             5,730        141,818
Comerica, Inc.                                             8,759        517,832
Compass Bancshares, Inc.                                   4,821        331,685
Fifth Third Bancorp                                       30,930      1,196,682
First Bancorp                                              2,905         62,109
First Busey Corp.                                          2,540         54,432
First Charter Corp.                                        2,419         52,009
First Community Bancshares, Inc.                           1,743         67,977
First Financial Bancorp                                    1,793         27,092
First Financial Bankshares, Inc.                             710         29,692
First Horizon National Corp.                               7,646        317,538
First Merchants Corp.                                      4,118         97,679
First Midwest Bancorp, Inc.                                2,261         83,092
FNB Corp.                                                  4,033         67,956
Fulton Financial Corp.                                     8,195        119,073
Huntington Bancshares, Inc.                               13,228        289,032
KeyCorp                                                   21,166        793,090
Lakeland Bancorp, Inc.                                     2,170         29,404
MainSource Financial Group, Inc.                           2,857         48,512
National City Corp.                                       35,497      1,322,263
National Penn Bancshares, Inc.                             1,990         37,611
NBT Bancorp, Inc.                                          3,721         87,183
Old National Bancorp                                       4,346         79,010
Pacific Capital Bancorp                                    1,706         54,797
PNC Financial Services Group, Inc. (The)                  12,452        896,170
Provident Bankshares Corp.                                 1,625         53,398
Regions Financial Corp.                                   37,849      1,338,719
Royal Bancshares of Pennsylvania, Inc. Class A             3,565         84,669
S&T Bancorp, Inc.                                          3,231        106,752
Seacoast Banking Corp. of Florida                            708         16,050
Sky Financial Group, Inc.                                  5,794        155,627
State Bancorp, Inc.                                          582         11,477
Sterling Bancorp                                           3,084         55,820
SunTrust Banks, Inc.                                      14,616      1,213,713
TCF Financial Corp.                                        6,460        170,286
TD Banknorth, Inc.                                         8,876        285,452
U.S. Bancorp                                              94,087      3,290,221
UnionBanCal Corp.                                          7,125        451,868
United Bankshares, Inc.                                    1,997         69,955
Valley National Bancorp                                    4,878        123,170
Wachovia Corp.                                           113,375      6,241,293
Washington Trust Bancorp, Inc.                               624         16,729
Wells Fargo & Co.                                        146,234      5,034,836
WesBanco, Inc.                                             1,955         60,351
Westamerica Bancorp.                                       1,247         60,068
Wilmington Trust Corp.                                     2,912        122,799
                                                                   ------------
Total Banks                                                          40,526,416
--------------------------------------------------------------------------------
Beverages - 2.1%
Coca-Cola Co. (The)                                       88,636      4,254,528
--------------------------------------------------------------------------------
Building Materials - 0.2%
LSI Industries, Inc.                                         825         13,811
Masco Corp.                                               16,505        452,237
                                                                   ------------
Total Building Materials                                                466,048
--------------------------------------------------------------------------------
Chemicals - 2.8%
Dow Chemical Co. (The)                                    48,987      2,246,545
E.I. du Pont de Nemours & Co.                             39,820      1,968,303
Eastman Chemical Co.                                       3,598        227,861
Ferro Corp.                                                1,633         35,289
Kronos Worldwide, Inc.                                     2,102         68,126
Lyondell Chemical Co.                                     12,562        376,483
NL Industries, Inc.                                        2,918         31,806
Olin Corp.                                                 5,592         94,728
PPG Industries, Inc.                                       6,735        473,538
Quaker Chemical Corp.                                        426         10,143
RPM International, Inc.                                    5,287        122,130
Sensient Technologies Corp.                                1,909         49,214
UAP Holding Corp.                                          2,077         53,690
                                                                   ------------
Total Chemicals                                                       5,757,856
--------------------------------------------------------------------------------
Commercial Services - 0.4%
Advance America, Cash Advance Centers, Inc.                4,034         62,083
Coinmach Service Corp. Class A                             2,813         29,846

                       See Notes to Financial Statements.


28   WisdomTree Domestic Dividend Funds

WisdomTree High-Yielding Equity Fund

March 31, 2007

================================================================================
Investments                                               Shares       Value
--------------------------------------------------------------------------------
Deluxe Corp.                                               2,817   $     94,454
Diamond Management & Technology
  Consultants, Inc.                                        1,542         18,026
Landauer, Inc.                                               624         31,500
Pre-Paid Legal Services, Inc.(a)                             701         35,127
R.R. Donnelley & Sons Co.                                  8,797        321,882
ServiceMaster Co. (The)                                   14,377        221,262
                                                                   ------------
Total Commercial Services                                               814,180
--------------------------------------------------------------------------------
Distribution/Wholesale - 0.2%
BlueLinx Holdings, Inc.                                    1,322         13,881
Genuine Parts Co.                                          6,676        327,124
                                                                   ------------
Total Distribution/Wholesale                                            341,005
--------------------------------------------------------------------------------
Diversified Financial Services - 11.0%
Citigroup, Inc.                                          266,069     13,659,982
Freddie Mac                                               29,528      1,756,621
JPMorgan Chase & Co.                                     139,412      6,744,753
Thornburg Mortgage, Inc.(a)                               18,838        489,788
                                                                   ------------
Total Diversified Financial Services                                 22,651,144
--------------------------------------------------------------------------------
Electric - 9.0%
ALLETE, Inc.                                               1,281         59,720
Alliant Energy Corp.                                       4,218        189,051
Ameren Corp.                                              13,090        658,427
American Electric Power Co., Inc.                         20,165        983,044
Black Hills Corp.                                          2,210         81,262
CenterPoint Energy, Inc.                                  15,296        274,410
Central Vermont Public Service Corp.                       1,228         35,391
Cleco Corp.                                                3,114         80,435
Consolidated Edison, Inc.                                 16,624        848,821
Dominion Resources, Inc.                                  16,646      1,477,665
DPL, Inc.                                                  5,670        176,280
DTE Energy Co.                                            10,577        506,638
Duke Energy Corp.                                         71,670      1,454,184
Duquesne Light Holdings, Inc.                              5,741        113,614
Empire District Electric Co. (The)                         1,866         46,277
Energy East Corp.                                          9,624        234,441
FirstEnergy Corp.                                         13,097        867,545
FPL Group, Inc.                                           15,516        949,114
Great Plains Energy, Inc.                                  6,126        198,789
Hawaiian Electric Industries, Inc.                         5,151        133,874
Integrys Energy Group, Inc.                                4,916        272,887
ITC Holdings Corp.                                         1,690         73,160
MGE Energy, Inc.                                           1,059         37,552
Northeast Utilities                                        5,449        178,564
NorthWestern Corp.                                         1,653         58,566
NSTAR                                                      5,528        194,143
OGE Energy Corp.                                           4,249        164,861
Otter Tail Corp.                                           1,475         50,504
Pepco Holdings, Inc.                                      10,425        302,534
PG&E Corp.                                                13,597        656,327
Pinnacle West Capital Corp.                                6,465        311,936
PNM Resources, Inc.                                        3,627        117,152
Portland General Electric Co.                              2,713         79,220
PPL Corp.                                                 16,055        656,650
Progress Energy, Inc.                                     17,468        881,086
Public Service Enterprise Group, Inc.                     11,676        969,575
Puget Energy, Inc.                                         6,595        169,360
SCANA Corp.                                                6,377        275,295
Southern Co.                                              43,126      1,580,568
TECO Energy, Inc.                                         12,945        222,783
TXU Corp.                                                 17,381      1,114,122
Westar Energy, Inc.                                        4,407        121,281
Xcel Energy, Inc.                                         23,250        574,043
                                                                   ------------
Total Electric                                                       18,431,151
--------------------------------------------------------------------------------
Electrical Components & Equipment - 0.0%
Hubbell, Inc. Class A                                        410         19,073
--------------------------------------------------------------------------------
Entertainment - 0.1%
Regal Entertainment Group Class A                          6,753        134,182
--------------------------------------------------------------------------------
Environmental Control - 0.0%
Synagro Technologies, Inc.                                 8,908         50,776
--------------------------------------------------------------------------------
Food - 0.7%
ConAgra Foods, Inc.                                       23,487        585,061
H.J. Heinz Co. Ltd.                                       16,479        776,491
Lance, Inc.                                                4,062         82,215
Nash Finch Co.                                               644         22,192
Weis Markets, Inc.                                           956         42,733
                                                                   ------------
Total Food                                                            1,508,692
--------------------------------------------------------------------------------
Forest Products & Paper - 1.1%
Bowater, Inc.                                              2,971         70,769
International Paper Co.                                   19,608        713,731
MeadWestvaco Corp.                                         8,052        248,324
Plum Creek Timber Co., Inc.                               10,342        407,682
Weyerhaeuser Co.                                          11,932        891,797
                                                                   ------------
Total Forest Products & Paper                                         2,332,303
--------------------------------------------------------------------------------
Gas - 0.8%
AGL Resources, Inc.                                        4,374        186,857
Atmos Energy Corp.                                         4,183        130,844
Cascade Natural Gas Corp.                                    751         19,789
KeySpan Corp.                                             10,767        443,063
New Jersey Resources Corp.                                 1,184         59,259
Nicor, Inc.                                                2,286        110,688
NiSource, Inc.                                            13,579        331,871
Northwest Natural Gas Co.                                  1,278         58,366
Piedmont Natural Gas Co., Inc.(a)                          3,659         96,524
South Jersey Industries, Inc.                              1,196         45,508
Vectren Corp.                                              4,303        123,066
WGL Holdings, Inc.                                         3,505        112,090
                                                                   ------------
Total Gas                                                             1,717,925
--------------------------------------------------------------------------------
Healthcare-Services - 0.1%
Brookdale Senior Living, Inc.(a)                           4,987        222,719
--------------------------------------------------------------------------------
Home Furnishings - 0.1%
Bassett Furniture Industries, Inc.                           706         10,392
Furniture Brands International, Inc.                       3,302         52,105

                       See Notes to Financial Statements.


                                         WisdomTree Domestic Dividend Funds   29

WisdomTree High-Yielding Equity Fund

March 31, 2007

================================================================================
Investments                                               Shares       Value
-------------------------------------------------------------------------------
Kimball International, Inc. Class B                        1,088   $     20,977
La-Z-Boy, Inc.(a)                                          2,818         34,887
                                                                   ------------
Total Home Furnishings                                                  118,361
--------------------------------------------------------------------------------
Household Products/Wares - 0.7%
Ennis, Inc.                                                1,091         29,195
Kimberly-Clark Corp.                                      18,534      1,269,394
Standard Register Co. (The)                                1,989         25,161
Tupperware Brands Corp.                                    3,662         91,294
WD-40 Co.                                                    506         16,045
                                                                   ------------
Total Household Products/Wares                                        1,431,089
--------------------------------------------------------------------------------
Housewares - 0.2%
Newell Rubbermaid, Inc.                                   11,048        343,482
--------------------------------------------------------------------------------
Insurance - 0.8%
American National Insurance Co.                            1,002        128,186
Arthur J. Gallagher & Co.(a)                               5,596        158,535
Baldwin & Lyons, Inc. Class B                                718         18,273
Cincinnati Financial Corp.                                 7,130        302,312
Commerce Group, Inc.                                       3,210         96,428
Fidelity National Title Group, Inc. Class A               15,637        375,444
Mercury General Corp.                                      2,967        157,370
Old Republic International Corp.                           8,234        182,136
Unitrin, Inc.                                              2,777        130,713
Zenith National Insurance Corp.                            1,621         76,625
                                                                   ------------
Total Insurance                                                       1,626,022
--------------------------------------------------------------------------------
Internet - 0.0%
United Online, Inc.                                        5,351         75,075
--------------------------------------------------------------------------------
Investment Companies - 0.7%
American Capital Strategies Ltd.                          15,738        697,351
Apollo Investment Corp.                                    9,490        203,086
Ares Capital Corp.                                         5,597        101,697
Gladstone Capital Corp.(a)                                 1,584         37,509
Gladstone Investment Corp.                                 6,035         89,740
Hercules Technology Growth Capital, Inc.                   1,915         26,236
MCG Capital Corp.                                          7,558        141,788
Medallion Financial Corp.                                  2,625         30,030
MVC Capital, Inc.                                            923         14,445
NGP Capital Resources Co.                                  1,092         17,265
Patriot Capital Funding, Inc.                              2,158         30,644
Prospect Energy Corp.                                      1,487         25,487
Technology Investment Capital Corp.                        2,597         43,915
                                                                   ------------
Total Investment Companies                                            1,459,193
--------------------------------------------------------------------------------
Leisure Time - 0.0%
Polaris Industries, Inc.                                   1,669         80,079
--------------------------------------------------------------------------------
Machinery-Diversified - 0.0%
Briggs & Stratton Corp.(a)                                 2,148         66,266
--------------------------------------------------------------------------------
Media - 0.7%
Belo Corp. Class A                                         4,342         81,065
CBS Corp. Class B                                         27,206        832,232
Citadel Broadcasting Corp.                                12,714        120,910
Entercom Communications Corp.                              2,773         78,143
New York Times Co. (The) Class A(a)                        5,578        131,139
Sinclair Broadcast Group, Inc. Class A                     2,807         43,368
World Wrestling Entertainment, Inc.                        2,967         48,362
                                                                   ------------
Total Media                                                           1,335,219
--------------------------------------------------------------------------------
Metal Fabricate/Hardware - 0.1%
Worthington Industries, Inc.(a)                            4,533         93,289
--------------------------------------------------------------------------------
Mining - 1.4%
Compass Minerals International, Inc.                       1,828         61,055
Southern Copper Corp.(a)                                  40,645      2,912,621
                                                                   ------------
Total Mining                                                          2,973,676
--------------------------------------------------------------------------------
Miscellaneous Manufacturing - 7.0%
General Electric Co.                                     399,909     14,140,782
Koppers Holdings, Inc.                                     1,065         27,328
Leggett & Platt, Inc.                                      7,170        162,544
Reddy Ice Holdings, Inc.                                   3,295         99,443
                                                                   ------------
Total Miscellaneous Manufacturing                                    14,430,097
--------------------------------------------------------------------------------
Office Furnishings - 0.0%
Steelcase, Inc. Class A                                    3,273         65,100
--------------------------------------------------------------------------------
Office/Business Equipment - 0.2%
Pitney Bowes, Inc.                                         8,510        386,269
--------------------------------------------------------------------------------
Oil & Gas - 3.1%
Chevron Corp.                                             85,618      6,332,307
--------------------------------------------------------------------------------
Oil & Gas Services - 0.0%
MarkWest Hydrocarbon, Inc.                                   483         29,946
--------------------------------------------------------------------------------
Packaging & Containers - 0.1%
Packaging Corp. of America                                 6,376        155,574
--------------------------------------------------------------------------------
Pharmaceuticals - 9.2%
Bristol-Myers Squibb Co.                                 121,257      3,366,094
Eli Lilly & Co.                                           46,111      2,476,622
Merck & Co., Inc.                                        101,099      4,465,543
Pfizer, Inc.                                             344,828      8,710,355
                                                                   ------------
Total Pharmaceuticals                                                19,018,614
--------------------------------------------------------------------------------
Pipelines - 0.5%
Kinder Morgan, Inc.                                        6,195        659,458
National Fuel Gas Co.                                      3,588        155,217
ONEOK, Inc.                                                4,790        215,550
                                                                   ------------
Total Pipelines                                                       1,030,225
--------------------------------------------------------------------------------
Real Estate - 0.0%
Resource Capital Corp.                                     3,055         49,308
--------------------------------------------------------------------------------
REITS - 7.9%
Acadia Realty Trust                                        1,207         31,466
Agree Realty Corp.                                           578         19,733
Alexandria Real Estate Equities, Inc.                      1,112        111,611
AMB Property Corp.                                         3,652        214,701
American Campus Communities, Inc.                          1,838         55,673
American Financial Realty Trust                           11,325        114,156
American First Apartment Investors, Inc.                     906         18,383
American Land Lease, Inc.                                  1,881         47,025
Apartment Investment & Management Co. Class A              5,472        315,680

                       See Notes to Financial Statements.


30   WisdomTree Domestic Dividend Funds

WisdomTree High-Yielding Equity Fund

March 31, 2007

================================================================================
Investments                                               Shares       Value
--------------------------------------------------------------------------------
Archstone-Smith Trust                                      9,555   $    518,645
Ashford Hospitality Trust, Inc.                            5,966         71,234
Associated Estates Realty Corp.                            1,186         16,711
Brandywine Realty Trust                                    6,394        213,624
BRE Properties, Inc. Class A                               2,256        142,466
BRT Realty Trust                                             830         25,058
Camden Property Trust                                      2,605        183,158
Capital Lease Funding, Inc.                                2,432         26,047
CBL & Associates Properties, Inc.                          4,227        189,539
Cedar Shopping Centers, Inc.                               2,006         32,497
Cousins Properties, Inc.                                   2,976         97,791
Crescent Real Estate Equities Co.                          9,639        193,358
Developers Diversified Realty Corp.                        5,393        339,220
DiamondRock Hospitality Co.                                4,161         79,059
Digital Realty Trust, Inc.                                 1,914         76,369
Duke Realty Corp.                                          8,094        351,846
EastGroup Properties, Inc.                                 1,188         60,624
Education Realty Trust, Inc.                               1,104         16,317
Entertainment Properties Trust                             1,712        103,148
Equity Inns, Inc.                                          4,160         68,141
Equity One, Inc.                                           4,516        119,674
Equity Residential                                        15,445        744,912
Extra Space Storage, Inc.                                  4,257         80,628
Federal Realty Investment Trust                            2,101        190,393
FelCor Lodging Trust, Inc.                                 3,776         98,063
First Industrial Realty Trust, Inc.                        3,517        159,320
First Potomac Realty Trust                                 1,135         32,427
Franklin Street Properties Corp.                           7,045        135,123
General Growth Properties, Inc.                           10,744        693,740
Getty Realty Corp.                                         1,864         53,571
Glimcher Realty Trust                                      3,592         97,056
Government Properties Trust, Inc.                          1,628         17,420
Health Care Property Investors, Inc.                      13,042        469,903
Health Care REIT, Inc.                                     5,872        257,781
Healthcare Realty Trust, Inc.                              4,222        157,481
Hersha Hospitality Trust                                   2,710         31,924
Highland Hospitality Corp.                                 3,549         63,172
Highwoods Properties, Inc.                                 3,304        130,475
Hospitality Properties Trust                               5,943        278,132
Host Hotels & Resorts, Inc.                               22,186        583,714
HRPT Properties Trust                                     22,510        276,873
Inland Real Estate Corp.                                   4,807         88,160
Innkeepers USA Trust                                       3,037         49,442
Investors Real Estate Trust                                3,948         41,809
iStar Financial, Inc.                                     11,145        521,920
Kilroy Realty Corp.                                        1,209         89,164
Kimco Realty Corp.                                        10,551        514,256
Kite Realty Group Trust                                    1,609         32,100
LaSalle Hotel Properties                                   2,164        100,323
Lexington Corporate Properties Trust(a)                    6,866        145,079
Liberty Property Trust                                     5,947        289,738
Longview Fibre Co.                                         3,902         96,106
LTC Properties, Inc.                                       1,704         44,151
Macerich Co. (The)                                         3,304        305,157
Mack-Cali Realty Corp.                                     4,019        191,425
Maguire Properties, Inc.                                   2,502         88,971
Medical Properties Trust, Inc.                             3,806         55,910
Mission West Properties, Inc.                              1,207         17,453
National Health Investors, Inc.                            2,174         68,133
National Retail Properties, Inc.                           4,549        110,040
Nationwide Health Properties, Inc.                         5,883        183,903
New Plan Excel Realty Trust, Inc.                          6,098        201,417
Omega Healthcare Investors, Inc.                           4,587         78,667
One Liberty Properties, Inc.                                 713         16,264
Parkway Properties, Inc.                                   1,117         58,363
Pennsylvania Real Estate Investment Trust                  2,979        132,059
Post Properties, Inc.                                      2,222        101,612
Potlatch Corp.                                             2,559        117,151
Ramco-Gershenson Properties Trust                          1,207         43,102
Rayonier, Inc.                                             4,770        205,110
Realty Income Corp.                                        7,372        207,890
Regency Centers Corp.                                      2,881        240,708
Republic Property Trust                                    2,501         28,736
Saul Centers, Inc.                                           781         44,439
Senior Housing Properties Trust                            8,596        205,444
Simon Property Group, Inc.                                 8,975        998,469
Sovran Self Storage, Inc.                                  1,223         67,766
Spirit Finance Corp.                                       9,154        136,395
Strategic Hotels & Resorts, Inc.                           5,912        135,207
Sun Communities, Inc.                                      1,559         48,360
Sunstone Hotel Investors, Inc.                             5,184        141,316
Tanger Factory Outlet Centers, Inc.                        1,480         59,777
UDR, Inc.                                                  7,198        220,403
Universal Health Realty Income Trust                         852         30,459
Urstadt Biddle Properties, Inc. Class A                    1,136         22,220
U-Store-It Trust                                           4,019         80,862
Ventas, Inc.                                               5,730        241,405
Vornado Realty Trust                                       5,236        624,864
Washington Real Estate Investment Trust                    2,219         83,035
Weingarten Realty Investors                                4,587        218,158
Winston Hotels, Inc.                                       1,698         25,521
Winthrop Realty Trust                                      3,056         20,200
                                                                   ------------
Total REITS                                                          16,273,681
--------------------------------------------------------------------------------
Retail - 0.1%
Asbury Automotive Group, Inc.                              1,541         43,533
Kenneth Cole Productions, Inc. Class A                       711         18,251
Tuesday Morning Corp.                                      2,708         40,187
                                                                   ------------
Total Retail                                                            101,971
--------------------------------------------------------------------------------
Savings & Loans - 1.8%
Capitol Federal Financial                                  6,710        253,705
First Defiance Financial Corp.                             2,025         58,118
First Niagara Financial Group, Inc.                       10,680        148,559
New York Community Bancorp, Inc.(a)                       24,717        434,772
Northwest Bancorp, Inc.                                    3,451         93,488
Washington Federal, Inc.                                   4,178         98,016

                       See Notes to Financial Statements.


                                         WisdomTree Domestic Dividend Funds   31

Schedule of Investments (concluded)

WisdomTree High-Yielding Equity Fund

March 31, 2007

================================================================================
Investments                                              Shares         Value
--------------------------------------------------------------------------------
Washington Mutual, Inc.(a)                                65,973   $  2,663,989
                                                                   -------------
Total Savings & Loans                                                 3,750,647
--------------------------------------------------------------------------------
Semiconductors - 0.2%
Microchip Technology, Inc.                                 8,654        307,477
--------------------------------------------------------------------------------
Telecommunications - 10.0%
Alaska Communications Systems Group, Inc.                  3,752         55,342
AT&T, Inc.                                               293,802     11,584,613
Citizens Communications Co.                               32,183        481,136
Consolidated Communications Holdings, Inc.                 3,124         62,136
Embarq Corp.                                               8,003        450,969
FairPoint Communications, Inc.                             4,309         82,776
Iowa Telecommunications Services, Inc.                     4,036         80,720
SureWest Communications                                    1,360         33,823
Verizon Communications, Inc.                             184,982      7,014,517
Windstream Corp.                                          45,953        675,050
                                                                   -------------
Total Telecommunications                                             20,521,082
--------------------------------------------------------------------------------
Toys/Games/Hobbies - 0.2%
Mattel, Inc.                                              15,091        416,059
--------------------------------------------------------------------------------
Trucking & Leasing - 0.0%
TAL International Group, Inc.                              1,574         37,776
--------------------------------------------------------------------------------
Water - 0.0%
California Water Service Group                               784         30,043
Middlesex Water Co.                                        1,635         30,068
                                                                   -------------
Total Water                                                              60,111
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $199,264,637)                                                205,195,124
================================================================================
SHORT-TERM INVESTMENT - 0.6%
MONEY MARKET FUND - 0.6%
Columbia Cash Reserves Fund, 4.95%(b)
(Cost: $1,134,598)                                     1,134,598      1,134,598
================================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 3.7%
MONEY MARKET FUNDS(c) - 3.7%
UBS Enhanced Yield Portfolio, 5.25%                    4,440,964      4,440,964
UBS Private Money Market Fund LLC, 5.26%               3,242,136      3,242,136
                                                                   -------------
TOTAL INVESTMENTS OF CASH COLLATERAL
FOR SECURITIES LOANED
(Cost: $7,683,100)(d)                                                 7,683,100
================================================================================
TOTAL INVESTMENTS IN SECURITIES - 104.0%
(Cost: $208,082,335)                                                214,012,822
Liabilities in Excess of Other Assets - (4.0)%                       (8,138,340)
                                                                   -------------
NET ASSETS - 100.0%                                                $205,874,482
================================================================================

(a)  Security, or portion thereof, was on loan at March 31, 2007 (See Note 2).

(b)  Rate shown represents annualized 7-day yield as of March 31, 2007.

(c)  Interest rates shown reflect yields as of March 31, 2007.

(d) At March 31, 2007, the total market value of the Fund's securities on loan was $7,438,224 and the total market value of the collateral held by the Fund was $7,683,100.

                       See Notes to Financial Statements.


32   WisdomTree Domestic Dividend Funds

Schedule of Investments

WisdomTree LargeCap Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares       Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.8%
Advertising - 0.1%
Omnicom Group, Inc.                                        2,496   $    255,540
--------------------------------------------------------------------------------
Aerospace/Defense - 1.9%
Boeing Co. (The)                                          16,144      1,435,363
General Dynamics Corp.                                     7,586        579,570
L-3 Communications Holdings, Inc.                            707         61,841
Lockheed Martin Corp.                                     10,923      1,059,749
Northrop Grumman Corp.                                    11,336        841,358
Raytheon Co.                                              12,590        660,471
Rockwell Collins, Inc.                                       488         32,662
United Technologies Corp.                                 24,849      1,615,186
                                                                   ------------
Total Aerospace/Defense                                               6,286,200
--------------------------------------------------------------------------------
Agriculture - 4.0%
Altria Group, Inc.                                       128,967     11,324,592
Reynolds American, Inc.(a)                                20,782      1,297,005
UST, Inc.                                                  9,881        572,900
                                                                   ------------
Total Agriculture                                                    13,194,497
--------------------------------------------------------------------------------
Airlines - 0.0%
Southwest Airlines Co.                                       143          2,102
--------------------------------------------------------------------------------
Apparel - 0.2%
NIKE, Inc. Class B                                         5,691        604,726
--------------------------------------------------------------------------------
Auto Manufacturers - 0.1%
Paccar, Inc.                                               4,590        336,906
--------------------------------------------------------------------------------
Auto Parts & Equipment - 0.2%
Johnson Controls, Inc.                                     5,476        518,139
--------------------------------------------------------------------------------
Banks - 13.6%
Bank of America Corp.(a)                                 281,371     14,355,548
Bank of New York Co., Inc. (The)                          28,034      1,136,779
BB&T Corp.                                                35,583      1,459,615
Capital One Financial Corp.                                  258         19,469
Comerica, Inc.                                            10,628        628,327
Fifth Third Bancorp                                       38,009      1,470,568
KeyCorp                                                   23,134        866,831
M&T Bank Corp.                                             4,638        537,220
Marshall & Ilsley Corp.                                   10,994        509,132
Mellon Financial Corp.                                    13,577        585,712
National City Corp.                                       42,427      1,580,406
Northern Trust Corp.                                       6,081        365,711
PNC Financial Services Group, Inc. (The)                  13,788        992,322
Regions Financial Corp.                                   45,352      1,604,100
State Street Corp.                                         6,444        417,249
SunTrust Banks, Inc.                                      19,155      1,590,631
Synovus Financial Corp.                                   14,649        473,749
U.S. Bancorp                                             103,912      3,633,803
UnionBanCal Corp.                                          7,535        477,870
Wachovia Corp.                                           125,243      6,894,627
Wells Fargo & Co.                                        161,638      5,565,196
Zions Bancorp                                              3,350        283,142
                                                                   ------------
Total Banks                                                          45,448,007
--------------------------------------------------------------------------------
Beverages - 2.8%
Anheuser-Busch Cos., Inc.                                 28,777      1,452,087
Coca-Cola Co. (The)                                       93,481      4,487,089
Coca-Cola Enterprises, Inc.                               11,480        232,470
PepsiCo, Inc.                                             47,911      3,045,223
                                                                   ------------
Total Beverages                                                       9,216,869
--------------------------------------------------------------------------------
Building Materials - 0.3%
American Standard Cos., Inc.                               4,736        251,103
Masco Corp.                                               20,657        566,002
                                                                   ------------
Total Building Materials                                                817,105
--------------------------------------------------------------------------------
Chemicals - 2.1%
Air Products & Chemicals, Inc.                             6,663        492,795
Dow Chemical Co. (The)                                    53,942      2,473,780
E.I. du Pont de Nemours & Co.                             43,691      2,159,646
Ecolab, Inc.                                                 641         27,563
Monsanto Co.                                               5,609        308,271
PPG Industries, Inc.                                       7,449        523,739
Praxair, Inc.                                              7,806        491,466
Rohm & Haas Co.                                            8,222        425,242
Sherwin-Williams Co. (The)                                 3,206        211,724
                                                                   ------------
Total Chemicals                                                       7,114,226
--------------------------------------------------------------------------------
Coal - 0.0%
Peabody Energy Corp.                                       2,647        106,515
--------------------------------------------------------------------------------
Commercial Services - 0.2%
McKesson Corp.                                             2,149        125,802
Moody's Corp.                                                724         44,931
R.R. Donnelley & Sons Co.                                  9,643        352,838
                                                                   ------------
Total Commercial Services                                               523,571
--------------------------------------------------------------------------------
Computers - 1.3%
Electronic Data Systems Corp.                              5,635        155,977
Hewlett-Packard Co.                                       33,450      1,342,683
International Business Machines Corp.                     29,622      2,792,170
                                                                   ------------
Total Computers                                                       4,290,830
--------------------------------------------------------------------------------
Cosmetics/Personal Care - 2.3%
Avon Products, Inc.                                       14,372        535,501
Colgate-Palmolive Co.                                     15,238      1,017,746
Procter & Gamble Co.                                      94,268      5,953,967
                                                                   ------------
Total Cosmetics/Personal Care                                         7,507,214
--------------------------------------------------------------------------------
Distribution/Wholesale - 0.1%
Genuine Parts Co.                                          7,385        361,865
--------------------------------------------------------------------------------
Diversified Financial Services - 10.0%
American Express Co.                                      18,548      1,046,107
Ameriprise Financial, Inc.                                 3,355        191,705
Bear Stearns & Co., Inc.                                   1,390        208,987
BlackRock, Inc.                                            2,105        329,033
Charles Schwab Corp. (The)                                20,240        370,190
Chicago Mercantile Exchange Holdings Inc. Class A            245        130,453
CIT Group, Inc.                                            4,969        262,959
Citigroup, Inc.                                          292,531     15,018,541
Countrywide Financial Corp.                               30,895      1,039,308

                       See Notes to Financial Statements.


                                         WisdomTree Domestic Dividend Funds   33

WisdomTree LargeCap Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares       Value
--------------------------------------------------------------------------------
Franklin Resources, Inc.                                   1,695   $    204,807
Freddie Mac                                               40,468      2,407,441
Goldman Sachs Group, Inc.                                  4,609        952,358
JPMorgan Chase & Co.                                     153,573      7,429,861
Legg Mason, Inc.                                           1,873        176,455
Lehman Brothers Holdings, Inc.                             5,197        364,154
Merrill Lynch & Co., Inc.                                 15,190      1,240,567
Morgan Stanley                                            22,607      1,780,527
T. Rowe Price Group, Inc.                                  5,529        260,914
                                                                   ------------
Total Diversified Financial Services                                 33,414,367
--------------------------------------------------------------------------------
Electric - 5.6%
Ameren Corp.                                              18,170        913,951
American Electric Power Co., Inc.                         22,385      1,091,269
Consolidated Edison, Inc.                                 18,455        942,312
Constellation Energy Group, Inc.                           6,111        531,351
Dominion Resources, Inc.                                  18,214      1,616,857
DTE Energy Co.                                            11,711        560,957
Duke Energy Corp.                                         76,302      1,548,168
Edison International                                      11,604        570,105
Entergy Corp.                                              7,371        773,365
Exelon Corp.                                              26,627      1,829,540
FirstEnergy Corp.                                         14,478        959,023
FPL Group, Inc.                                           17,161      1,049,738
PG&E Corp.                                                15,099        728,829
PPL Corp.                                                 17,395        711,456
Progress Energy, Inc.                                     19,390        978,032
Public Service Enterprise Group, Inc.                     12,890      1,070,386
Southern Co.                                              60,327      2,210,984
Xcel Energy, Inc.                                         24,119        595,498
                                                                   ------------
Total Electric                                                       18,681,821
--------------------------------------------------------------------------------
Electrical Components & Equipment - 0.4%
Emerson Electric Co.                                      29,275      1,261,460
--------------------------------------------------------------------------------
Engineering & Construction - 0.0%
Fluor Corp.                                                1,417        127,133
--------------------------------------------------------------------------------
Entertainment - 0.1%
International Game Technology                              6,590        266,104
--------------------------------------------------------------------------------
Food - 1.8%
Campbell Soup Co.                                         12,774        497,547
ConAgra Foods, Inc.                                       21,516        535,964
General Mills, Inc.                                       14,965        871,262
H.J. Heinz Co., Ltd.                                      15,742        741,763
Hershey Co. (The)                                          6,514        356,055
Kellogg Co.                                               15,433        793,719
Kroger Co. (The)                                          14,219        401,687
Safeway, Inc.                                              5,527        202,509
Sara Lee Corp.                                            27,329        462,407
Sysco Corp.                                               19,732        667,534
Wm. Wrigley Jr. Co.                                        6,793        345,967
                                                                   ------------
Total Food                                                            5,876,414
--------------------------------------------------------------------------------
Forest Products & Paper - 0.5%
International Paper Co.                                   20,715        754,026
Weyerhaeuser Co.                                          13,228        988,661
                                                                   ------------
Total Forest Products & Paper                                         1,742,687
--------------------------------------------------------------------------------
Gas - 0.2%
Sempra Energy                                              8,951        546,101
--------------------------------------------------------------------------------
Healthcare-Products - 2.4%
Baxter International, Inc.                                12,818        675,124
Becton, Dickinson & Co.                                    5,063        389,294
Biomet, Inc.                                               3,001        127,512
C.R. Bard, Inc.                                            1,120         89,051
Johnson & Johnson                                         99,409      5,990,387
Medtronic, Inc.                                           14,617        717,111
Stryker Corp.                                              1,695        112,412
                                                                   ------------
Total Healthcare-Products                                             8,100,891
--------------------------------------------------------------------------------
Healthcare-Services - 0.0%
Aetna, Inc.                                                  208          9,108
UnitedHealth Group, Inc.                                     198         10,488
                                                                   ------------
Total Healthcare-Services                                                19,596
--------------------------------------------------------------------------------
Home Builders - 0.0%
Pulte Homes, Inc.                                          2,684         71,019
--------------------------------------------------------------------------------
Household Products/Wares - 0.6%
Clorox Co. (The)                                           4,571        291,127
Fortune Brands, Inc.                                       4,540        357,843
Kimberly-Clark Corp.                                      20,368      1,395,004
                                                                   ------------
Total Household Products/Wares                                        2,043,974
--------------------------------------------------------------------------------
Housewares - 0.1%
Newell Rubbermaid, Inc.                                   12,315        382,873
--------------------------------------------------------------------------------
Insurance - 3.4%
Allstate Corp. (The)                                      20,758      1,246,726
AMBAC Financial Group, Inc.                                1,318        113,862
American Family Life Assurance Co., Inc.                  12,479        587,262
American International Group, Inc.                        36,759      2,470,941
AON Corp.                                                  8,312        315,524
Chubb Corp. (The)                                         11,969        618,438
Cigna Corp.                                                   50          7,133
Genworth Financial, Inc. Class A                           7,991        279,206
Hartford Financial Services Group, Inc. (The)             11,156      1,066,290
Lincoln National Corp.                                    10,379        703,592
Loews Corp.                                                4,033        183,219
Marsh & McLennan Cos., Inc.                               17,970        526,341
MBIA Inc.                                                  3,935        257,703
Metlife, Inc.                                             11,508        726,730
Principal Financial Group, Inc.                            5,911        353,892
Progressive Corp. (The)                                      270          5,891
Prudential Financial, Inc.                                 8,335        752,317
Travelers Cos., Inc. (The)                                20,864      1,080,129
                                                                   ------------
Total Insurance                                                      11,295,196
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


34   WisdomTree Domestic Dividend Funds

WisdomTree LargeCap Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares       Value
--------------------------------------------------------------------------------
Iron/Steel - 0.0%
Allegheny Technologies, Inc.                                 278   $     29,660
Nucor Corp.                                                  564         36,733
United States Steel Corp.                                    785         77,849
                                                                   ------------
Total Iron/Steel                                                        144,242
--------------------------------------------------------------------------------
Leisure Time - 0.1%
Harley-Davidson, Inc.                                      4,459        261,966
--------------------------------------------------------------------------------
Lodging - 0.3%
Harrah's Entertainment, Inc.                               5,765        486,854
Hilton Hotels Corp.                                        3,559        127,982
Marriott International, Inc. Class A                       3,253        159,267
Starwood Hotels & Resorts Worldwide, Inc.                  4,177        270,878
                                                                   ------------
Total Lodging                                                         1,044,981
--------------------------------------------------------------------------------
Machinery-Construction & Mining - 0.4%
Caterpillar, Inc.                                         18,971      1,271,626
--------------------------------------------------------------------------------
Machinery-Diversified - 0.3%
Deere & Co.                                                6,429        698,446
Rockwell Automation, Inc.                                  4,842        289,891
                                                                   ------------
Total Machinery-Diversified                                             988,337
--------------------------------------------------------------------------------
Media - 1.6%
CBS Corp. Class B                                         31,673        968,877
Clear Channel Communications, Inc.                        15,875        556,260
Gannett Co., Inc.                                         10,288        579,112
McGraw-Hill Cos., Inc. (The)                               5,804        364,956
News Corp. Class A                                        19,107        441,754
News Corp. Class B(a)                                      7,516        183,917
Time Warner, Inc.                                         65,362      1,288,938
Walt Disney Co. (The)                                     29,239      1,006,698
                                                                   ------------
Total Media                                                           5,390,512
--------------------------------------------------------------------------------
Metal Fabricate/Hardware - 0.0%
Precision Castparts Corp.                                    134         13,943
--------------------------------------------------------------------------------
Mining - 1.7%
Alcoa, Inc.                                               25,138        852,178
Freeport-McMoRan Copper & Gold Inc. Class B                6,769        448,040
Newmont Mining Corp.                                      15,229        639,466
Southern Copper Corp.(a)                                  47,000      3,368,020
Vulcan Materials Co.                                       2,534        295,160
                                                                   ------------
Total Mining                                                          5,602,864
--------------------------------------------------------------------------------
Miscellaneous Manufacturing - 6.2%
3M Co.                                                    27,450      2,098,004
Danaher Corp.                                                141         10,074
Dover Corp.                                                4,955        241,854
Eaton Corp.                                                4,616        385,713
General Electric Co.                                     440,096     15,561,794
Honeywell International, Inc.                             26,000      1,197,560
Illinois Tool Works, Inc.                                 15,201        784,372
ITT Industries, Inc.                                         375         22,620
Parker Hannifin Corp.                                      1,707        147,331
Textron, Inc.                                              3,145        282,421
                                                                   ------------
Total Miscellaneous Manufacturing                                    20,731,743
--------------------------------------------------------------------------------
Office/Business Equipment - 0.1%
Pitney Bowes, Inc.                                         9,296        421,945
--------------------------------------------------------------------------------
Oil & Gas - 7.8%
Apache Corp.                                              11,729        829,240
Chesapeake Energy Corp.                                    5,385        166,289
Chevron Corp.(a)                                          94,459      6,986,188
ConocoPhillips                                            59,221      4,047,755
Devon Energy Corp.                                         6,348        439,409
Diamond Offshore Drilling, Inc.                            1,248        101,026
ENSCO International, Inc.                                    192         10,445
EOG Resources, Inc.                                        4,401        313,967
Exxon Mobil Corp.                                        146,427     11,047,917
Hess Corp.                                                 3,361        186,435
Marathon Oil Corp.                                         8,967        886,209
Murphy Oil Corp.                                           4,610        246,174
Noble Energy, Inc.                                         3,093        184,497
Valero Energy Corp.                                        5,294        341,410
XTO Energy, Inc.                                           3,877        212,498
                                                                   ------------
Total Oil & Gas                                                      25,999,459
--------------------------------------------------------------------------------
Oil & Gas Services - 0.0%
Smith International, Inc.                                  2,415        116,041
--------------------------------------------------------------------------------
Pharmaceuticals - 8.2%
Abbott Laboratories                                       58,485      3,263,463
Allergan, Inc.                                               328         36,349
AmerisourceBergen Corp.                                      694         36,609
Bristol-Myers Squibb Co.                                 155,301      4,311,156
Cardinal Health, Inc.                                      3,415        249,124
Eli Lilly & Co.                                           50,905      2,734,108
Merck & Co., Inc.                                        111,681      4,932,949
Pfizer, Inc.                                             379,683      9,590,792
Schering-Plough Corp.                                      3,737         95,331
Wyeth                                                     43,695      2,186,061
                                                                   ------------
Total Pharmaceuticals                                                27,435,942
--------------------------------------------------------------------------------
Pipelines - 0.4%
El Paso Corp.                                             11,162        161,514
Kinder Morgan, Inc.                                        6,777        721,411
Williams Cos., Inc. (The)                                 11,647        331,474
                                                                   ------------
Total Pipelines                                                       1,214,399
--------------------------------------------------------------------------------
REITS - 2.1%
Archstone-Smith Trust                                      9,548        518,265
AvalonBay Communities, Inc.                                2,577        335,010
Boston Properties, Inc.                                    4,106        482,044
Equity Residential                                        14,628        705,508
General Growth Properties, Inc.                           11,909        768,965
Host Hotels & Resorts, Inc.                               24,887        654,777
Kimco Realty Corp.                                        11,727        571,574
ProLogis                                                   9,141        593,525
Public Storage, Inc.                                       5,330        504,591
Simon Property Group, Inc.                                 9,930      1,104,714
Vornado Realty Trust                                       5,766        688,114
                                                                   ------------
Total REITS                                                           6,927,087
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


                                         WisdomTree Domestic Dividend Funds   35

Schedule of Investments (concluded)

WisdomTree LargeCap Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares       Value
--------------------------------------------------------------------------------
Retail - 4.1%
Best Buy Co., Inc.                                         5,655   $    275,512
Costco Wholesale Corp.                                     7,352        395,832
CVS Corp.                                                 16,063        548,391
Federated Department Stores, Inc.                          9,919        446,851
Home Depot, Inc. (The)                                    73,710      2,708,105
J.C. Penney Co., Inc.                                      3,153        259,050
Lowe's Cos., Inc.                                         16,667        524,844
McDonald's Corp.                                          44,385      1,999,544
Nordstrom, Inc.                                            3,771        199,637
Staples, Inc.                                              9,754        252,043
Target Corp.                                              10,695        633,786
TJX Cos., Inc.                                             7,562        203,872
Walgreen Co.                                              12,701        582,849
Wal-Mart Stores, Inc.                                     91,259      4,284,609
Yum! Brands, Inc.                                          3,880        224,109
                                                                   -------------
Total Retail                                                         13,539,034
--------------------------------------------------------------------------------
Savings & Loans - 0.2%
Sovereign Bancorp, Inc.                                   30,627        779,151
--------------------------------------------------------------------------------
Semiconductors - 1.7%
Analog Devices, Inc.                                      10,029        345,900
Applied Materials, Inc.                                   23,296        426,783
Intel Corp.                                              188,771      3,611,189
KLA-Tencor Corp.                                           2,760        147,163
Linear Technology Corp.                                    8,666        273,759
Maxim Integrated Products, Inc.                           10,050        295,470
National Semiconductor Corp.                               3,493         84,321
Texas Instruments, Inc.                                   12,102        364,270
Xilinx, Inc.                                               7,242        186,337
                                                                   -------------
Total Semiconductors                                                  5,735,192
--------------------------------------------------------------------------------
Software - 2.2%
Automatic Data Processing, Inc.                           15,814        765,398
CA, Inc.                                                   6,690        173,338
First Data Corp.                                          11,612        312,363
Mastercard, Inc. Class A                                     186         19,761
Microsoft Corp.                                          201,943      5,628,150
Paychex, Inc.                                             12,215        462,582
                                                                   -------------
Total Software                                                        7,361,592
--------------------------------------------------------------------------------
Telecommunications - 6.9%
ALLTEL Corp.                                               4,958        307,396
AT&T, Inc.                                               321,758     12,686,918
Embarq Corp.                                               8,754        493,288
QUALCOMM, Inc.                                            32,646      1,392,678
Sprint Nextel Corp.                                       25,645        486,229
Verizon Communications, Inc.                             203,898      7,731,812
Virgin Media, Inc.                                         1,430         36,108
                                                                   -------------
Total Telecommunications                                             23,134,429
--------------------------------------------------------------------------------
Toys/Games/Hobbies - 0.1%
Mattel, Inc.                                              17,210        474,480
--------------------------------------------------------------------------------
Transportation - 1.1%
Burlington Northern Santa Fe Corp.                         7,216        580,383
C.H. Robinson Worldwide, Inc.                              4,641        221,608
CSX Corp.                                                  7,242        290,042
Expeditors International Washington, Inc.                  2,094         86,524
FedEx Corp.                                                1,461        156,955
Norfolk Southern Corp.                                     8,744        442,446
Union Pacific Corp.                                        5,434        551,823
United Parcel Service Inc. Class B                        19,571      1,371,927
                                                                   -------------
Total Transportation                                                  3,701,708
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $319,648,456)                                                332,704,621
================================================================================
SHORT-TERM INVESTMENT - 0.5%
MONEY MARKET FUND - 0.5%
Columbia Cash Reserves Fund, 4.95%(b)
(Cost: $1,618,246)                                     1,618,246      1,618,246
================================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 2.7%
MONEY MARKET FUNDS(c) - 2.7%
AIM Liquid Assets Portfolio, 5.23%                         1,656          1,656
AIM Prime Portfolio, 5.21%                                16,015         16,015
UBS Enhanced Yield Portfolio, 5.25%                    6,260,500      6,260,500
UBS Private Money Market Fund LLC, 5.26%               2,820,529      2,820,529
                                                                   -------------
TOTAL INVESTMENTS OF CASH COLLATERAL
FOR SECURITIES LOANED
(Cost: $9,098,700)(d)                                                 9,098,700
================================================================================
TOTAL INVESTMENTS IN SECURITIES - 103.0%
(Cost: $330,365,402)                                                343,421,567
Liabilities in Excess of Other Assets - (3.0)%                      (10,082,570)
                                                                   ------------
NET ASSETS - 100.0%                                                $333,338,997
================================================================================

(a)  Security, or portion thereof, was on loan at March 31, 2007 (See Note 2).

(b)  Rate shown represents annualized 7-day yield as of March 31, 2007.

(c)  Interest rates shown reflect yields as of March 31, 2007.

(d) At March 31, 2007, the total market value of the Fund's securities on loan was $8,869,357 and the total market value of the collateral held by the fund was $9,098,700.

                       See Notes to Financial Statements.


36   WisdomTree Domestic Dividend Funds

Schedule of Investments

WisdomTree Dividend Top 100 Fund

March 31, 2007

================================================================================
Investments                                              Shares        Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.7%
Agriculture - 3.8%
Altria Group, Inc.                                        27,893   $  2,449,284
Reynolds American, Inc.(a)                                37,877      2,363,904
UST, Inc.(a)                                              39,464      2,288,123
                                                                   ------------
Total Agriculture                                                     7,101,311
--------------------------------------------------------------------------------
Auto Manufacturers - 1.0%
General Motors Corp.                                      61,212      1,875,536
--------------------------------------------------------------------------------
Banks - 17.1%
Bank of America Corp.                                     44,357      2,263,094
Bank of New York Co., Inc. (The)                          40,003      1,622,122
BB&T Corp.                                                52,197      2,141,121
Comerica, Inc.                                            36,810      2,176,207
Fifth Third Bancorp                                       59,274      2,293,311
KeyCorp                                                   60,596      2,270,532
Marshall & Ilsley Corp.                                   29,543      1,368,136
National City Corp.                                       67,929      2,530,356
PNC Financial Services Group, Inc. (The)                  22,573      1,624,579
Regions Financial Corp.                                   59,683      2,110,988
SunTrust Banks, Inc.                                      20,867      1,732,796
Synovus Financial Corp.                                   46,606      1,507,238
U.S. Bancorp                                              66,498      2,325,435
UnionBanCal Corp.                                         30,234      1,917,440
Wachovia Corp.                                            44,083      2,426,769
Wells Fargo & Co.                                         51,617      1,777,173
                                                                   ------------
Total Banks                                                          32,087,297
--------------------------------------------------------------------------------
Beverages - 1.7%
Anheuser-Busch Cos., Inc.                                 31,355      1,582,173
Coca-Cola Co. (The)                                       32,697      1,569,456
                                                                   ------------
Total Beverages                                                       3,151,629
--------------------------------------------------------------------------------
Building Materials - 0.9%
Masco Corp.                                               62,000      1,698,800
--------------------------------------------------------------------------------
Chemicals - 4.0%
Dow Chemical Co. (The)                                    53,664      2,461,031
E.I. du Pont de Nemours & Co.                             37,656      1,861,336
PPG Industries, Inc.                                      26,052      1,831,716
Rohm & Haas Co.                                           27,669      1,431,041
                                                                   ------------
Total Chemicals                                                       7,585,124
--------------------------------------------------------------------------------
Commercial Services - 1.2%
R.R. Donnelley & Sons Co.                                 62,311      2,279,959
--------------------------------------------------------------------------------
Distribution/Wholesale - 0.9%
Genuine Parts Co.                                         35,354      1,732,346
--------------------------------------------------------------------------------
Diversified Financial Services - 2.7%
Citigroup, Inc.                                           45,615      2,341,874
Freddie Mac                                               22,337      1,328,828
JPMorgan Chase & Co.                                      27,360      1,323,677
                                                                   ------------
Total Diversified Financial Services                                  4,994,379
--------------------------------------------------------------------------------
Electric - 19.9%
Ameren Corp.                                              48,925      2,460,928
American Electric Power Co., Inc.                         51,586      2,514,818
Consolidated Edison, Inc.                                 56,947      2,907,713
Dominion Resources, Inc.                                  24,383      2,164,479
DTE Energy Co.                                            53,664      2,570,505
Duke Energy Corp.                                         73,499      1,491,295
Edison International                                      29,546      1,451,595
Entergy Corp.                                             14,881      1,561,315
Exelon Corp.                                              26,990      1,854,483
FirstEnergy Corp.                                         29,050      1,924,272
FPL Group, Inc.                                           30,563      1,869,539
PG&E Corp.                                                36,096      1,742,354
PPL Corp.                                                 47,984      1,962,546
Progress Energy, Inc.                                     61,092      3,081,479
Public Service Enterprise Group, Inc.                     29,114      2,417,627
Southern Co.                                              85,152      3,120,820
Xcel Energy, Inc.                                         97,530      2,408,016
                                                                   ------------
Total Electric                                                       37,503,784
--------------------------------------------------------------------------------
Electrical Components & Equipment - 0.7%
Emerson Electric Co.                                      30,728      1,324,070
--------------------------------------------------------------------------------
Food - 5.0%
ConAgra Foods, Inc.                                       62,266      1,551,046
General Mills, Inc.                                       27,068      1,575,899
H.J. Heinz Co. Ltd.                                       41,182      1,940,496
Kellogg Co.                                               29,549      1,519,705
Kraft Foods, Inc. Class A(a)                              47,135      1,492,294
Sara Lee Corp.                                            76,716      1,298,035
                                                                   ------------
Total Food                                                            9,377,475
--------------------------------------------------------------------------------
Forest Products & Paper - 2.3%
International Paper Co.                                   51,861      1,887,740
Weyerhaeuser Co.                                          32,531      2,431,367
                                                                    -----------
Total Forest Products & Paper                                         4,319,107
--------------------------------------------------------------------------------
Home Builders - 0.7%
D.R. Horton, Inc.                                         56,647      1,246,234
--------------------------------------------------------------------------------
Household Products/Wares - 0.9%
Kimberly-Clark Corp.                                      25,635      1,755,741
--------------------------------------------------------------------------------
Housewares - 1.3%
Newell Rubbermaid, Inc.                                   79,570      2,473,831
--------------------------------------------------------------------------------
Insurance - 2.3%
Hartford Financial Services Group, Inc. (The)             22,722      2,171,769
Lincoln National Corp.                                    32,640      2,212,665
                                                                   ------------
Total Insurance                                                       4,384,434
--------------------------------------------------------------------------------
Media - 0.7%
CBS Corp. Class B                                         44,843      1,371,747
--------------------------------------------------------------------------------
Mining - 3.9%
Southern Copper Corp.(a)                                 102,622      7,353,893
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


                                         WisdomTree Domestic Dividend Funds   37

Schedule of Investments (concluded)

WisdomTree Dividend Top 100 Fund

March 31, 2007

================================================================================
Investments                                               Shares       Value
--------------------------------------------------------------------------------
Miscellaneous Manufacturing - 1.6%
3M Co.                                                    16,040   $  1,225,937
General Electric Co.                                      52,024      1,839,569
                                                                   -------------
Total Miscellaneous Manufacturing                                     3,065,506
--------------------------------------------------------------------------------
Office/Business Equipment - 1.1%
Pitney Bowes, Inc.                                        43,651      1,981,319
--------------------------------------------------------------------------------
Oil & Gas - 0.9%
Chevron Corp.                                             23,322      1,724,895
--------------------------------------------------------------------------------
Pharmaceuticals - 5.6%
Abbott Laboratories                                       34,836      1,943,849
Bristol-Myers Squibb Co.                                  96,791      2,686,918
Eli Lilly & Co.                                           32,673      1,754,867
Merck & Co., Inc.                                         48,790      2,155,054
Pfizer, Inc.                                              77,920      1,968,259
                                                                   -------------
Total Pharmaceuticals                                                10,508,947
--------------------------------------------------------------------------------
Pipelines - 1.0%
Kinder Morgan, Inc.                                       18,260      1,943,777
--------------------------------------------------------------------------------
REITS - 8.8%
Archstone-Smith Trust                                     28,118      1,526,245
AvalonBay Communities, Inc.                               10,296      1,338,480
Boston Properties, Inc.                                   11,558      1,356,909
Equity Residential                                        33,573      1,619,226
General Growth Properties, Inc.                           35,518      2,293,397
Host Hotels & Resorts, Inc.                               65,100      1,712,781
Kimco Realty Corp.                                        38,973      1,899,544
ProLogis                                                  21,995      1,428,135
Simon Property Group, Inc.                                17,104      1,902,820
Vornado Realty Trust                                      12,555      1,498,314
                                                                   -------------
Total REITS                                                          16,575,851
--------------------------------------------------------------------------------
Retail - 1.8%
Home Depot, Inc. (The)                                    36,232      1,331,164
McDonald's Corp.                                          46,223      2,082,346
                                                                   -------------
Total Retail                                                          3,413,510
--------------------------------------------------------------------------------
Savings & Loans - 1.4%
Washington Mutual, Inc.(a)                                62,337      2,517,168
--------------------------------------------------------------------------------
Telecommunications - 5.0%
AT&T, Inc.                                               106,793      4,210,848
Embarq Corp.                                              41,771      2,353,796
Verizon Communications, Inc.                              76,448      2,898,908
                                                                   -------------
Total Telecommunications                                              9,463,552
--------------------------------------------------------------------------------
Toys/Games/Hobbies - 1.5%
Mattel, Inc.                                              98,059      2,703,487
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $180,652,494)                                                187,514,709
================================================================================
SHORT-TERM INVESTMENT - 0.6%
MONEY MARKET FUND - 0.6%
Columbia Cash Reserves Fund, 4.95%(b)
(Cost: $1,125,772)                                     1,125,722      1,125,772
================================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 7.1%
MONEY MARKET FUNDS(c) - 7.1%
UBS Enhanced Yield Portfolio, 5.25%                    7,170,389      7,170,389
UBS Private Money Market Fund LLC, 5.26%               6,188,611      6,188,611
                                                                   -------------
TOTAL INVESTMENTS OF CASH COLLATERAL
FOR SECURITIES LOANED
(Cost: $13,359,000)(d)                                               13,359,000
================================================================================
TOTAL INVESTMENTS IN SECURITIES - 107.4%
(Cost: $195,137,266)                                                201,999,481
Liabilities in Excess of Other Assets - (7.4)%                      (13,990,793)
                                                                   ------------
TOTAL NET ASSETS - 100.0%                                          $188,008,688
================================================================================

(a)   Security, or portion thereof, was on loan at March 31, 2007 (See Note 2).

(b)   Rate shown represents annualized 7-day yield as of March 31, 2007.

(c)   Interest rates shown reflect yields as of March 31, 2007.

(d) At March 31, 2007, the total market value of the Fund's securities on loan was $13,016,790 and the total market value of the collateral held by the Fund was $13,359,000.

                       See Notes to Financial Statements.


38   WisdomTree Domestic Dividend Funds

Schedule of Investments

WisdomTree MidCap Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares       Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.8%
Advertising - 0.1%
Harte-Hanks, Inc.                                          1,790   $     49,386
--------------------------------------------------------------------------------
Aerospace/Defense - 0.4%
DRS Technologies, Inc.                                     1,240         64,691
Goodrich Corp.                                             5,359        275,881
                                                                   ------------
Total Aerospace/Defense                                                 340,572
--------------------------------------------------------------------------------
Agriculture - 0.8%
Loews Corp.                                                7,789        588,926
--------------------------------------------------------------------------------
Apparel - 0.4%
Columbia Sportswear Co.                                      915         57,014
Jones Apparel Group, Inc.                                  4,484        137,793
Liz Claiborne, Inc.                                          838         35,908
Phillips-Van Heusen Corp.                                    253         14,876
Polo Ralph Lauren Corp.                                      219         19,305
Wolverine World Wide, Inc.                                 1,466         41,884
                                                                   ------------
Total Apparel                                                           306,780
--------------------------------------------------------------------------------
Auto Manufacturers - 0.1%
Oshkosh Truck Corp.                                        1,406         74,518
--------------------------------------------------------------------------------
Auto Parts & Equipment - 0.2%
BorgWarner, Inc.                                           1,669        125,876
--------------------------------------------------------------------------------
Banks - 8.2%
Associated Banc-Corp                                      10,977        368,827
BancorpSouth, Inc.                                         5,630        137,654
Bank of Hawaii Corp.                                       3,845        203,900
BOK Financial Corp.                                        1,811         89,699
Cathay General Bancorp                                     1,319         44,820
City National Corp.                                        2,798        205,933
Colonial BancGroup, Inc. (The)                            10,220        252,945
Commerce Bancorp, Inc.                                     6,282        209,693
Commerce Bancshares, Inc.                                  3,285        158,698
Compass Bancshares, Inc.                                   8,595        591,335
Cullen/Frost Bankers, Inc.                                 3,387        177,242
East West Bancorp, Inc.                                      912         33,534
First Citizens BancShares, Inc. Class A                      142         28,542
First Horizon National Corp.                              13,567        563,438
First Midwest Bancorp, Inc.                                3,799        139,613
FirstMerit Corp.                                           9,522        201,009
Fulton Financial Corp.                                    15,263        221,771
Hancock Holding Co.                                        1,467         64,519
Huntington Bancshares, Inc.                               23,598        515,616
International Bancshares Corp.                             3,448        102,302
Investors Financial Services Corp.                           150          8,723
Sky Financial Group, Inc.                                 10,774        289,390
South Financial Group, Inc. (The)                          4,693        116,011
TCF Financial Corp.                                       11,222        295,812
TD Banknorth, Inc.                                        15,159        487,513
Trustmark Corp.                                            3,875        108,655
Umpqua Holdings Corp.                                      3,393         90,831
Valley National Bancorp                                    9,232        233,108
Webster Financial Corp.                                    3,036        145,758
Whitney Holding Corp.                                      5,370        164,215
Wilmington Trust Corp.                                     5,027        211,989
                                                                   ------------
Total Banks                                                           6,463,095
--------------------------------------------------------------------------------
Beverages - 1.3%
Brown-Forman Corp. Class A                                 2,296        158,608
Brown-Forman Corp. Class B                                 2,715        177,995
Molson Coors Brewing Co. Class B                           2,969        280,927
Pepsi Bottling Group, Inc.                                 8,123        259,042
PepsiAmericas, Inc.                                        7,296        162,847
                                                                   ------------
Total Beverages                                                       1,039,419
--------------------------------------------------------------------------------
Building Materials - 0.6%
Eagle Materials, Inc.                                      1,949         86,984
Florida Rock Industries, Inc.                              2,133        143,529
Lennox International, Inc.                                 2,338         83,467
Martin Marietta Materials, Inc.                            1,273        172,109
Texas Industries, Inc.                                       188         14,200
                                                                   ------------
Total Building Materials                                                500,289
--------------------------------------------------------------------------------
Chemicals - 3.7%
Airgas, Inc.                                               1,270         53,531
Albemarle Corp.                                            2,416         99,877
Ashland, Inc.                                              2,537        166,427
Cabot Corp.                                                2,639        125,959
Celanese Corp. Series A                                    2,880         88,819
Chemtura Corp.                                            12,168        132,996
Cytec Industries, Inc.                                       861         48,423
Eastman Chemical Co.                                       5,864        371,367
FMC Corp.                                                    968         73,016
International Flavors & Fragrances, Inc.                   3,851        181,844
Kronos Worldwide, Inc.                                     3,212        104,101
Lubrizol Corp.                                             3,634        187,260
Lyondell Chemical Co.                                     23,746        711,668
RPM International, Inc.                                   10,205        235,736
Sigma-Aldrich Corp.                                        3,504        145,486
Valhi, Inc.                                                4,274         56,417
Valspar Corp. (The)                                        3,906        108,704
Westlake Chemical Corp.                                      833         22,616
                                                                   ------------
Total Chemicals                                                       2,914,247
--------------------------------------------------------------------------------
Coal - 0.3%
Arch Coal, Inc.                                            2,361         72,459
CONSOL Energy, Inc.                                        3,337        130,576
Foundation Coal Holdings, Inc.                               650         22,321
Massey Energy Co.                                          1,350         32,387
                                                                   ------------
Total Coal                                                              257,743
--------------------------------------------------------------------------------
Commercial Services - 1.7%
Adesa, Inc.                                                2,768         76,480
Corporate Executive Board Co.                              1,208         91,760
DeVry, Inc.                                                  667         19,576
Equifax, Inc.                                              1,246         45,417
Manpower, Inc.                                             1,970        145,327
Pharmaceutical Product Development, Inc.                   1,485         50,030
Robert Half International, Inc.                            3,397        125,723

                       See Notes to Financial Statements.


                                         WisdomTree Domestic Dividend Funds   39

WisdomTree MidCap Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares       Value
--------------------------------------------------------------------------------
Service Corp. International                                9,181   $    108,887
ServiceMaster Co. (The)                                   25,921        398,923
Sotheby's Class A                                          2,008         89,316
Watson Wyatt Worldwide, Inc. Class A                         614         29,871
Weight Watchers International, Inc.                        3,424        157,812
                                                                   ------------
Total Commercial Services                                             1,339,122
--------------------------------------------------------------------------------
Computers - 0.3%
Diebold, Inc.                                              2,989        142,605
Factset Research Systems, Inc.                               534         33,562
Jack Henry & Associates, Inc.                              1,959         47,114
                                                                   ------------
Total Computers                                                         223,281
--------------------------------------------------------------------------------
Cosmetics/Personal Care - 0.4%
Alberto-Culver Co.                                         6,033        138,035
Estee Lauder Cos., Inc. (The) Class A                      3,549        173,369
                                                                   ------------
Total Cosmetics/Personal Care                                           311,404
--------------------------------------------------------------------------------
Distribution/Wholesale - 0.7%
CDW Corp.                                                  1,369         84,098
Fastenal Co.                                               4,082        143,074
Pool Corp.(a)                                              1,352         48,402
W.W. Grainger, Inc.                                        3,370        260,298
                                                                   ------------
Total Distribution/Wholesale                                            535,872
--------------------------------------------------------------------------------
Diversified Financial Services - 3.0%
A.G. Edwards, Inc.                                         2,530        175,025
Eaton Vance Corp.                                          4,649        165,690
Federated Investors, Inc. Class B                          5,506        202,180
First Marblehead Corp. (The)                               2,210         99,207
Greenhill & Co., Inc.                                        733         44,999
International Securities Exchange, Inc.                      206         10,053
Janus Capital Group, Inc.                                    444          9,284
Jefferies Group, Inc.                                      4,743        137,310
National Financial Partners Corp.                          1,423         66,753
Nuveen Investments, Inc. Class A                           3,632        171,794
optionsXpress Holdings, Inc.                               1,254         29,519
Raymond James Financial, Inc.                              3,962        117,909
Student Loan Corp.                                         1,218        226,451
Thornburg Mortgage, Inc.(a)                               29,563        768,638
Waddell & Reed Financial, Inc. Class A                     4,874        113,662
                                                                   ------------
Total Diversified Financial Services                                  2,338,474
--------------------------------------------------------------------------------
Electric - 9.4%
Alliant Energy Corp.                                       9,576        429,196
CenterPoint Energy, Inc.                                  27,714        497,189
DPL, Inc.                                                  9,705        301,728
Duquesne Light Holdings, Inc.                             10,334        204,510
Energy East Corp.                                         17,514        426,641
Great Plains Energy, Inc.                                 10,180        330,341
Hawaiian Electric Industries, Inc.                         8,954        232,714
IDACORP, Inc.                                              3,097        104,802
Integrys Energy Group, Inc.                                8,600        477,386
ITC Holdings Corp.                                         2,875        124,459
MDU Resources Group, Inc.                                  9,010        258,947
Northeast Utilities                                       10,100        330,977
NSTAR                                                      9,487        333,183
OGE Energy Corp.                                           7,636        296,277
Pepco Holdings, Inc.                                      18,742        543,894
Pinnacle West Capital Corp.                               10,307        497,313
PNM Resources, Inc.                                        4,870        157,301
Portland General Electric Co.                              4,838        141,270
Puget Energy, Inc.                                        11,262        289,208
SCANA Corp.                                               11,501        496,498
TECO Energy, Inc.                                         22,577        388,550
Westar Energy, Inc.                                        8,034        221,096
Wisconsin Energy Corp.                                     5,523        267,976
                                                                   ------------
Total Electric                                                        7,351,456
--------------------------------------------------------------------------------
Electrical Components & Equipment - 0.5%
AMETEK, Inc.                                               1,724         59,547
Belden CDT, Inc.                                             489         26,206
Hubbell, Inc. Class B                                      3,207        154,705
Molex, Inc.                                                2,720         76,704
Molex, Inc. Class A                                        2,094         52,120
National Instruments Corp.                                 1,621         42,519
                                                                   ------------
Total Electrical Components & Equipment                                 411,801
--------------------------------------------------------------------------------
Electronics - 0.8%
Amphenol Corp. Class A                                       399         25,763
Applera Corp.                                              2,074         61,328
AVX Corp.                                                  4,805         73,036
Brady Corp. Class A                                        1,648         51,418
Gentex Corp.                                               7,972        129,546
Jabil Circuit, Inc.                                        4,997        106,986
PerkinElmer, Inc.                                          5,210        126,186
Tektronix, Inc.                                            1,552         43,704
                                                                   ------------
Total Electronics                                                       617,967
--------------------------------------------------------------------------------
Engineering & Construction - 0.1%
Granite Construction Inc.                                    758         41,887
--------------------------------------------------------------------------------
Entertainment - 0.0%
Speedway Motorsports, Inc.                                   953         36,929
--------------------------------------------------------------------------------
Environmental Control - 0.3%
Republic Services, Inc.                                    7,314        203,475
--------------------------------------------------------------------------------
Food - 2.0%
Corn Products International, Inc.                          1,786         63,564
Del Monte Foods Co.                                        7,482         85,893
Flowers Foods, Inc.                                        3,253         98,143
Hormel Foods Corp.                                         5,117        190,301
J.M. Smucker Co. (The)                                     3,228        172,117
McCormick & Co., Inc.                                      5,860        225,727
Pilgrim's Pride Corp.                                        625         20,744
Seaboard Corp.                                                 7         15,820
SUPERVALU Inc.                                             9,514        371,713
Tyson Foods, Inc. Class A                                  6,713        130,299
Whole Foods Market, Inc.                                   4,958        222,366
                                                                   ------------
Total Food                                                            1,596,687
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


40   WisdomTree Domestic Dividend Funds

WisdomTree MidCap Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares       Value
--------------------------------------------------------------------------------
Forest Products & Paper - 2.1%
Louisiana-Pacific Corp.                                    7,212   $    144,673
MeadWestvaco Corp.                                        13,722        423,186
Plum Creek Timber Co., Inc.                               18,361        723,791
Temple-Inland, Inc.                                        6,611        394,941
                                                                   ------------
Total Forest Products & Paper                                         1,686,591
--------------------------------------------------------------------------------
Gas - 3.9%
AGL Resources, Inc.                                        7,288        311,343
Atmos Energy Corp.                                         7,694        240,668
Energen Corp.                                              1,673         85,139
KeySpan Corp.                                             19,212        790,575
Nicor, Inc.                                                4,043        195,762
NiSource, Inc.                                            24,587        600,906
Piedmont Natural Gas Co., Inc.(a)                          6,175        162,897
Southern Union Co.                                         4,605        139,946
UGI Corp.                                                  6,380        170,410
Vectren Corp.                                              7,894        225,768
WGL Holdings, Inc.                                         4,742        151,649
                                                                   ------------
Total Gas                                                             3,075,063
--------------------------------------------------------------------------------
Hand/Machine Tools - 1.1%
Black & Decker Corp. (The)                                 2,903        236,943
Kennametal, Inc.                                           1,293         87,420
Lincoln Electric Holdings, Inc.                            1,563         93,092
Snap-On, Inc.                                              3,202        154,016
Stanley Works (The)                                        5,638        312,120
                                                                   ------------
Total Hand/Machine Tools                                                883,591
--------------------------------------------------------------------------------
Healthcare-Products - 0.7%
Bausch & Lomb, Inc.                                        1,355         69,322
Beckman Coulter, Inc.                                      1,483         94,749
Dade Behring Holdings, Inc.                                1,107         48,542
DENTSPLY International, Inc.                               1,859         60,882
Hillenbrand Industries, Inc.                               2,849        169,145
Mentor Corp.                                               1,423         65,458
STERIS Corp.                                               2,139         56,812
                                                                   ------------
Total Healthcare-Products                                               564,910
--------------------------------------------------------------------------------
Healthcare-Services - 0.7%
Brookdale Senior Living, Inc.(a)                           8,582        383,272
Manor Care, Inc.                                           2,373        128,996
Universal Health Services, Inc. Class B                      704         40,311
                                                                   ------------
Total Healthcare-Services                                               552,579
--------------------------------------------------------------------------------
Holding Companies-Diversified - 0.1%
Leucadia National Corp.                                    1,333         39,217
Walter Industries, Inc.                                      216          5,346
                                                                   ------------
Total Holding Companies-Diversified                                      44,563
--------------------------------------------------------------------------------
Home Builders - 0.7%
Beazer Homes USA, Inc.                                       430         12,483
Centex Corp.                                                 507         21,182
KB Home                                                    4,262        181,860
Lennar Corp. Class A                                       3,681        155,375
MDC Holdings, Inc.                                         1,918         92,198
Ryland Group, Inc. (The)                                     977         41,220
Standard-Pacific Corp.                                       593         12,376
Thor Industries, Inc.                                        857         33,757
                                                                   ------------
Total Home Builders                                                     550,451
--------------------------------------------------------------------------------
Home Furnishings - 0.5%
Harman International Industries, Inc.                        310         29,785
Whirlpool Corp.                                            3,875        329,026
                                                                   ------------
Total Home Furnishings                                                  358,811
--------------------------------------------------------------------------------
Household Products/Wares - 0.7%
Avery Dennison Corp.                                       6,260        402,267
Church & Dwight Co., Inc.                                  1,131         56,946
Scotts Miracle-Gro Co. (The) Class A                       1,651         72,694
                                                                   ------------
Total Household Products/Wares                                          531,907
--------------------------------------------------------------------------------
Housewares - 0.1%
Toro Co. (The)                                               892         45,706
--------------------------------------------------------------------------------
Insurance - 6.3%
American Financial Group, Inc.                             3,153        107,328
American National Insurance Co.                            1,787        228,611
Arthur J. Gallagher & Co.(a)                               9,805        277,776
Assurant, Inc.                                             2,082        111,658
Brown & Brown, Inc.                                        3,266         88,345
Commerce Group, Inc.                                       5,171        155,337
Delphi Financial Group, Inc. Class A                         759         30,535
Erie Indemnity Co. Class A                                 3,552        187,439
Fidelity National Title Group, Inc. Class A               27,983        671,871
First American Corp.                                       4,386        222,458
Hanover Insurance Group, Inc. (The)                          723         33,345
HCC Insurance Holdings, Inc.                               3,420        105,336
Mercury General Corp.                                      4,722        250,455
MGIC Investment Corp.                                      3,484        205,277
Nationwide Financial Services, Inc. Class A                2,333        125,655
Odyssey Re Holdings Corp.                                    563         22,132
Ohio Casualty Corp.                                        1,988         59,541
Old Republic International Corp.                          14,803        327,442
Phoenix Cos., Inc. (The)                                   2,473         34,325
PMI Group, Inc. (The)                                        891         40,291
Protective Life Corp.                                      2,996        131,944
Radian Group, Inc.                                           180          9,878
Reinsurance Group of America, Inc.                         1,056         60,952
Safeco Corp.                                               5,487        364,501
StanCorp Financial Group, Inc.                             1,809         88,949
Torchmark Corp.                                            1,996        130,918
Transatlantic Holdings, Inc.                               1,396         90,908
Unitrin, Inc.                                              5,820        273,947
UnumProvident Corp.                                       12,125        279,239
W.R. Berkley Corp.                                         2,202         72,930
Wesco Financial Corp.                                         57         26,220
Zenith National Insurance Corp.                            2,621        123,895
                                                                   ------------
Total Insurance                                                       4,939,438
--------------------------------------------------------------------------------
Investment Companies - 3.3%
Allied Capital Corp.(a)                                   28,875        831,889
American Capital Strategies Ltd.                          30,093      1,333,421

                       See Notes to Financial Statements.


                                         WisdomTree Domestic Dividend Funds   41

WisdomTree MidCap Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares       Value
--------------------------------------------------------------------------------
Apollo Investment Corp.                                   20,371   $    435,939
                                                                   ------------
Total Investment Companies                                            2,601,249
--------------------------------------------------------------------------------
Iron/Steel - 0.5%
Carpenter Technology Corp.                                   616         74,388
Chaparral Steel Co.                                          997         57,995
Cleveland-Cliffs, Inc.                                     1,056         67,595
Reliance Steel & Aluminum Co.                              1,234         59,726
Steel Dynamics, Inc.                                       2,782        120,182
                                                                   ------------
Total Iron/Steel                                                        379,886
--------------------------------------------------------------------------------
Leisure Time - 0.6%
Brunswick Corp.                                            4,523        144,058
Polaris Industries, Inc.                                   2,647        127,003
Sabre Holdings Corp. Class A                               6,104        199,906
                                                                   ------------
Total Leisure Time                                                      470,967
--------------------------------------------------------------------------------
Lodging - 0.6%
Ameristar Casinos, Inc.                                    1,703         54,683
Boyd Gaming Corp.                                          2,703        128,771
Choice Hotels International, Inc.                          2,148         76,104
Station Casinos, Inc.                                      2,428        210,192
                                                                   ------------
Total Lodging                                                           469,750
--------------------------------------------------------------------------------
Machinery-Construction & Mining - 0.2%
Joy Global, Inc.                                           3,857        165,465
--------------------------------------------------------------------------------
Machinery-Diversified - 0.6%
Cummins, Inc.                                              1,518        219,685
Graco, Inc.                                                2,176         85,212
IDEX Corp.                                                 1,619         82,375
Manitowoc Co., Inc. (The)                                    398         25,285
Nordson Corp.                                              1,161         53,940
                                                                   ------------
Total Machinery-Diversified                                             466,497
--------------------------------------------------------------------------------
Media - 1.2%
CBS Corp. Class A                                          4,010        122,746
Dow Jones & Co., Inc.                                      4,299        148,187
E.W. Scripps Co. (The) Class A                             2,989        133,549
John Wiley & Sons, Inc. Class A                            1,209         45,652
Meredith Corp.                                             1,142         65,539
New York Times Co. (The) Class A(a)                       10,018        235,523
Washington Post Co. (The) Class B                            212        161,862
                                                                   ------------
Total Media                                                             913,058
--------------------------------------------------------------------------------
Metal Fabricate/Hardware - 0.4%
Commercial Metals Co.                                      2,270         71,165
Timken Co. (The)                                           4,768        144,518
Worthington Industries, Inc.(a)                            7,995        164,537
                                                                   ------------
Total Metal Fabricate/Hardware                                          380,220
--------------------------------------------------------------------------------
Miscellaneous Manufacturing - 2.4%
Acuity Brands, Inc.                                        1,351         73,548
AptarGroup, Inc.                                           1,182         79,111
Brink's Co. (The)                                            492         31,217
Carlisle Cos., Inc.                                        1,676         71,951
CLARCOR, Inc.                                              1,133         36,029
Crane Co.                                                  2,244         90,702
Donaldson Co., Inc.                                        1,997         72,092
Eastman Kodak Co.                                         14,321        323,082
Harsco Corp.                                               3,882        174,147
Leggett & Platt, Inc.                                     12,364        280,292
Pall Corp.                                                 4,463        169,594
Pentair, Inc.                                              4,112        128,130
Roper Industries, Inc.                                     1,102         60,478
SPX Corp.                                                  2,264        158,933
Teleflex, Inc.                                             1,620        110,273
Trinity Industries, Inc.                                   1,112         46,615
                                                                   ------------
Total Miscellaneous Manufacturing                                     1,906,194
--------------------------------------------------------------------------------
Office Furnishings - 0.2%
Herman Miller, Inc.                                        1,489         49,867
HNI Corp.                                                  1,806         82,949
                                                                     ----------
Total Office Furnishings                                                132,816
--------------------------------------------------------------------------------
Office/Business Equipment - 0.1%
IKON Office Solutions, Inc.                                2,801         40,250
--------------------------------------------------------------------------------
Oil & Gas - 0.8%
Cabot Oil & Gas Corp.                                        400         26,928
Cimarex Energy Co.                                           916         33,910
Frontier Oil Corp.                                           938         30,616
Helmerich & Payne, Inc.                                    1,954         59,284
Holly Corp.                                                1,302         77,209
Patterson-UTI Energy, Inc.                                 4,450         99,858
Pioneer Natural Resources Co.                              1,925         82,987
Pogo Producing Co.                                           756         36,364
Range Resources Corp.                                      1,011         33,767
St. Mary Land & Exploration Co.                              297         10,894
Tesoro Corp.                                                 977         98,120
W&T Offshore, Inc.                                           707         20,454
Western Refining, Inc.                                       861         33,596
                                                                   ------------
Total Oil & Gas                                                         643,987
--------------------------------------------------------------------------------
Oil & Gas Services - 0.1%
Tidewater, Inc.                                            1,586         92,908
--------------------------------------------------------------------------------
Packaging & Containers - 1.2%
Ball Corp.                                                 2,322        106,464
Bemis Co.                                                  5,657        188,887
Packaging Corp. of America                                11,285        275,354
Sealed Air Corp.                                           3,874        122,418
Silgan Holdings, Inc.                                      1,033         52,797
Sonoco Products Co.                                        6,249        234,837
                                                                   ------------
Total Packaging & Containers                                            980,757
--------------------------------------------------------------------------------
Pharmaceuticals - 0.2%
Medicis Pharmaceutical Corp. Class A                         429         13,222
Mylan Laboratories, Inc.                                   4,920        104,009
Omnicare, Inc.                                               652         25,930
                                                                   ------------
Total Pharmaceuticals                                                   143,161
--------------------------------------------------------------------------------
Pipelines - 1.4%
Equitable Resources, Inc.                                  5,899        285,040
National Fuel Gas Co.                                      6,363        275,263
ONEOK, Inc.                                                7,956        358,020

                       See Notes to Financial Statements.


42   WisdomTree Domestic Dividend Funds

WisdomTree MidCap Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares       Value
--------------------------------------------------------------------------------
Questar Corp.                                              2,256   $    201,258
                                                                   ------------
Total Pipelines                                                       1,119,581
--------------------------------------------------------------------------------
Real Estate - 0.3%
Forest City Enterprises, Inc. Class A                        869         57,510
Jones Lang LaSalle, Inc.                                     699         72,892
St. Joe Co. (The)(a)                                       2,070        108,282
                                                                   ------------
Total Real Estate                                                       238,684
--------------------------------------------------------------------------------
REITS - 20.6%
Alexandria Real Estate Equities, Inc.                      2,016        202,346
AMB Property Corp.                                         6,437        378,431
Apartment Investment & Management Co. Class A              9,698        559,478
BioMed Realty Trust, Inc.                                  5,991        157,563
Brandywine Realty Trust                                   10,745        358,990
BRE Properties, Inc. Class A                               3,856        243,506
Camden Property Trust                                      4,647        326,731
CBL & Associates Properties, Inc.                          7,393        331,502
Colonial Properties Trust                                  6,409        292,699
Corporate Office Properties Trust                          2,510        114,657
Cousins Properties, Inc.                                   5,005        164,464
Crescent Real Estate Equities Co.                         17,323        347,499
Developers Diversified Realty Corp.                        9,588        603,085
Digital Realty Trust, Inc.                                 3,428        136,777
Duke Realty Corp.                                         14,308        621,969
Equity One, Inc.                                           7,818        207,177
Essex Property Trust, Inc.                                 1,432        185,415
Federal Realty Investment Trust                            3,706        335,838
First Industrial Realty Trust, Inc.                        6,018        272,615
Health Care Property Investors, Inc.                      22,736        819,178
Health Care REIT, Inc.(a)                                  9,346        410,289
Healthcare Realty Trust, Inc.                              7,463        278,370
Highwoods Properties, Inc.                                 5,605        221,341
Home Properties, Inc.                                      3,339        176,333
Hospitality Properties Trust                              10,618        496,922
HRPT Properties Trust                                     33,804        415,789
iStar Financial, Inc.                                     19,887        931,309
Kilroy Realty Corp.                                        2,023        149,196
LaSalle Hotel Properties                                   3,683        170,744
Liberty Property Trust                                    10,591        515,994
Macerich Co. (The)                                         5,847        540,029
Mack-Cali Realty Corp.                                     7,048        335,696
Maguire Properties, Inc.                                   4,272        151,912
Nationwide Health Properties, Inc.                        10,784        337,108
New Plan Excel Realty Trust, Inc.                         10,938        361,282
Post Properties, Inc.                                      4,016        183,652
Potlatch Corp.                                             4,456        203,996
Rayonier, Inc.                                             8,429        362,447
Realty Income Corp.                                       13,251        373,678
Regency Centers Corp.                                      5,007        418,335
Senior Housing Properties Trust                           11,275        269,473
SL Green Realty Corp.                                      2,925        401,252
Strategic Hotels & Resorts, Inc.                           7,789        178,134
Taubman Centers, Inc.                                      3,173        184,002
UDR, Inc.                                                 14,344        439,213
Ventas, Inc.                                              10,181        428,926
Washington Real Estate Investment Trust                    4,123        154,283
Weingarten Realty Investors                                8,112        385,807
                                                                   ------------
Total REITS                                                          16,135,432
--------------------------------------------------------------------------------
Retail - 3.4%
Abercrombie & Fitch Co. Class A                            2,304        174,367
Advance Auto Parts, Inc.                                   1,667         64,263
American Eagle Outfitters, Inc.                            5,341        160,177
Applebee's International, Inc.                             1,577         39,078
Barnes & Noble, Inc.                                       2,366         93,339
bebe stores, inc.                                          2,214         38,479
Brinker International, Inc.                                3,585        117,230
Circuit City Stores, Inc.                                  2,579         47,789
Claire's Stores, Inc.                                      2,736         87,880
Darden Restaurants, Inc.                                   4,096        168,714
Dillard's, Inc. Class A                                      748         24,482
Dollar General Corp.                                       9,805        207,375
Family Dollar Stores, Inc.                                 5,468        161,962
Foot Locker, Inc.                                          8,211        193,368
Men's Wearhouse, Inc. (The)                                  648         30,488
MSC Industrial Direct Co. Class A                          1,970         91,960
OfficeMax, Inc.                                            2,320        122,357
OSI Restaurant Partners, Inc.                              2,445         96,578
PetSmart, Inc.                                             1,354         44,628
RadioShack Corp.                                           4,691        126,798
Regis Corp.                                                  453         18,288
Ross Stores, Inc.                                          2,635         90,644
Tiffany & Co.                                              3,511        159,680
United Auto Group, Inc.                                    2,716         55,135
Wendy's International, Inc.                                3,058         95,715
Williams-Sonoma, Inc.                                      3,465        122,869
                                                                   ------------
Total Retail                                                          2,633,643
--------------------------------------------------------------------------------
Savings & Loans - 3.1%
Astoria Financial Corp.                                    7,710        205,009
Capitol Federal Financial(a)                               9,363        354,015
Downey Financial Corp.                                       433         27,946
Hudson City Bancorp, Inc.                                 30,859        422,151
New York Community Bancorp, Inc.(a)                       50,091        881,101
NewAlliance Bancshares, Inc.                               3,749         60,771
People's Bank                                              7,695        341,658
Washington Federal, Inc.                                   7,438        174,495
                                                                   ------------
Total Savings & Loans                                                 2,467,146
--------------------------------------------------------------------------------
Semiconductors - 0.9%
Intersil Corp. Class A                                     3,675         97,351
Microchip Technology, Inc.                                16,256        577,575
                                                                   ------------
Total Semiconductors                                                    674,926
--------------------------------------------------------------------------------
Software - 0.6%
Acxiom Corp.                                               1,840         39,358
Fair Isaac Corp.                                             297         11,488
Fidelity National Information Services, Inc.               2,339        106,331

                       See Notes to Financial Statements.


                                         WisdomTree Domestic Dividend Funds   43

Schedule of Investments (concluded)

WisdomTree MidCap Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares        Value
--------------------------------------------------------------------------------
Global Payments, Inc.                                        270   $      9,196
IMS Health, Inc.                                           2,067         61,307
MoneyGram International, Inc.                              1,263         35,061
SEI Investments Co.                                          549         33,066
Total System Services, Inc.                                5,130        163,391
                                                                   ------------
Total Software                                                          459,198
--------------------------------------------------------------------------------
Telecommunications - 3.2%
CenturyTel, Inc.                                             906         40,942
Citizens Communications Co.                               54,921        821,069
Harris Corp.                                               3,374        171,905
Telephone & Data Systems, Inc.                               485         28,916
Telephone & Data Systems, Inc. Special Shares                603         33,708
Windstream Corp.                                          95,038      1,396,108
                                                                   ------------
Total Telecommunications                                              2,492,648
--------------------------------------------------------------------------------
Textiles - 0.2%
Cintas Corp.                                               3,288        118,697
--------------------------------------------------------------------------------
Toys/Games/Hobbies - 0.3%
Hasbro, Inc.                                               7,025        201,056
--------------------------------------------------------------------------------
Transportation - 0.9%
Alexander & Baldwin, Inc.                                  2,285        115,255
Con-way, Inc.                                              1,004         50,039
Florida East Coast Industries, Inc.                          374         23,446
JB Hunt Transport Services, Inc.                           5,152        135,188
Laidlaw International, Inc.                                4,513        156,151
Landstar System, Inc.                                        297         13,614
Overseas Shipholding Group, Inc.                           1,620        101,412
Ryder System, Inc.                                         2,081        102,677
                                                                   ------------
Total Transportation                                                    697,782
--------------------------------------------------------------------------------
Trucking & Leasing - 0.1%
GATX Corp.                                                 2,311        110,466
--------------------------------------------------------------------------------
Water - 0.2%
Aqua America Inc.(a)                                       5,952        133,622
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $75,375,618)                                                  78,172,862
================================================================================
SHORT-TERM INVESTMENT - 0.4%
MONEY MARKET FUND - 0.4%
Columbia Cash Reserves Fund, 4.95%(b)
(Cost: $324,732)                                         324,732        324,732
================================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 3.8%
MONEY MARKET FUNDS(c) - 3.8%
AIM Prime Portfolio, 5.21%                                16,010         16,010
UBS Enhanced Yield Portfolio, 5.25%                    2,516,371      2,516,371
UBS Private Money Market Fund LLC, 5.26%                 443,869        443,869
                                                                   ------------
TOTAL INVESTMENTS OF CASH COLLATERAL
FOR SECURITIES LOANED
(Cost: $2,976,250)(d)                                                 2,976,250
================================================================================
TOTAL INVESTMENTS IN SECURITIES  - 104.0%
(Cost: $78,676,600)                                                  81,473,844
Liabilities in Excess of Other Assets  - (4.0)%                      (3,140,850)
                                                                   ------------
NET ASSETS - 100.0%                                                $ 78,332,994
================================================================================

(a)  Security, or portion thereof, was on loan at March 31, 2007 (See Note 2).

(b)  Rate shown represents annualized 7-day yield as of March 31, 2007.

(c)  Interest rates shown reflect yields as of March 31, 2007.

(d) At March 31, 2007, the total market value of the Fund's securities on loan was $2,630,900 and the total market value of the collateral held by the Fund was $2,976,250.

                       See Notes to Financial Statements.


44   WisdomTree Domestic Dividend Funds

Schedule of Investments

WisdomTree SmallCap Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares       Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.8%
Advertising - 0.2%
Catalina Marketing Corp.                                   5,405   $    170,690
--------------------------------------------------------------------------------
Aerospace/Defense - 0.3%
Curtiss-Wright Corp.                                       2,713        104,559
EDO Corp.                                                    963         25,231
HEICO Corp.                                                  223          8,137
HEICO Corp. Class A                                          312          9,781
Kaman Corp.                                                5,248        122,331
Triumph Group, Inc.                                          551         30,492
United Industrial Corp.                                      888         49,018
                                                                   ------------
Total Aerospace/Defense                                                 349,549
--------------------------------------------------------------------------------
Agriculture - 1.6%
Alico, Inc.                                                1,504         86,224
Andersons, Inc. (The)                                        768         34,099
Delta & Pine Land Co.                                      5,848        240,938
Universal Corp.                                            9,250        567,488
Vector Group Ltd.(a)                                      46,340        867,021
                                                                   ------------
Total Agriculture                                                     1,795,770
--------------------------------------------------------------------------------
Airlines - 0.1%
Skywest, Inc.                                              3,157         84,702
--------------------------------------------------------------------------------
Apparel - 0.6%
Cherokee, Inc.                                             5,853        252,030
Cutter & Buck, Inc.                                        2,701         32,007
Delta Apparel, Inc.                                        1,063         18,496
Kellwood Co.                                               5,452        159,907
K-Swiss, Inc. Class A                                      1,595         43,097
Oxford Industries, Inc.                                    2,033        100,512
Stride Rite Corp.                                          5,506         84,737
Weyco Group, Inc.                                          1,213         31,514
                                                                   ------------
Total Apparel                                                           722,300
--------------------------------------------------------------------------------
Auto Manufacturers - 0.0%
Wabash National Corp.                                      3,434         52,952
--------------------------------------------------------------------------------
Auto Parts & Equipment - 1.7%
American Axle & Manufacturing Holdings, Inc.(a)           16,086        439,953
ArvinMeritor, Inc.                                        15,375        280,594
Bandag, Inc.                                               2,775        140,665
Bandag, Inc. Class A                                       3,243        163,739
Cooper Tire & Rubber Co.                                  18,396        336,463
Modine Manufacturing Co.                                   8,926        204,405
Noble International Ltd.                                   2,139         35,892
Spartan Motors, Inc.                                       2,018         46,838
Standard Motor Products, Inc.                              4,506         76,917
Superior Industries International, Inc.(a)                 8,058        167,848
Titan International, Inc.                                    156          3,951
                                                                   ------------
Total Auto Parts & Equipment                                          1,897,265
--------------------------------------------------------------------------------
Banks - 17.7%
1st Source Corp.                                           3,831        100,257
1st State Bancorp., Inc.                                   1,982         44,694
Access National Corp.                                      1,428         13,566
Alabama National Bancorp.                                  4,499        318,574
Alliance Financial Corp.                                   1,241         35,859
AMCORE Financial, Inc.                                     5,704        181,102
American River Bankshares                                  1,295         31,145
Americanwest Bancorp                                         744         16,026
Ameris Bancorp                                             2,428         59,437
Arrow Financial Corp.                                      3,751         84,022
BancFirst Corp.                                            1,990         92,237
Bancorp Rhode Island, Inc.                                   623         26,789
BancTrust Financial Group, Inc.                            2,377         50,297
Bank Mutual Corp.                                         13,564        154,223
Bank of Granite Corp.                                      3,898         69,852
Bank of the Ozarks, Inc.                                   1,908         54,798
Banner Corp.                                               2,115         87,878
Beverly Hills Bancorp, Inc.                                9,831         74,716
Boston Private Financial Holdings, Inc.                    3,884        108,441
Bryn Mawr Bank Corp.                                       1,684         38,985
Cadence Financial Corp.                                    5,492        109,840
Camden National Corp.                                      1,205         52,297
Capital City Bank Group, Inc.                              3,455        115,052
Capital Corp of the West                                     964         25,594
Capitol Bancorp Ltd.                                       3,420        126,027
Cardinal Financial Corp.                                     546          5,449
Cass Information Systems, Inc.                             1,207         40,748
Center Bancorp, Inc.(a)                                    2,614         40,805
Center Financial Corp.                                     1,007         19,908
Centerstate Banks of Florida, Inc.                           815         14,401
Central Pacific Financial Corp.                            7,200        263,304
Chemical Financial Corp.                                   7,732        230,336
Chittenden Corp.                                          11,583        349,691
Citizens Banking Corp.(a)                                 43,811        970,852
City Holding Co.                                           4,600        186,070
CoBiz, Inc.                                                2,052         40,855
Columbia Bancorp                                           1,389         33,350
Columbia Banking System, Inc.                              2,595         87,530
Community Bank System, Inc.                                9,064        189,618
Community Banks, Inc.                                      6,473        154,511
Community Trust Bancorp, Inc.                              3,868        140,138
Corus Bankshares, Inc.(a)                                 23,438        399,852
CVB Financial Corp.                                       19,829        235,965
Enterprise Financial Services Corp.(a)                       588         16,464
Financial Institutions, Inc.                               1,482         29,744
First Bancorp                                              5,196        111,090
First Busey Corp.(a)                                       5,407        115,872
First Charter Corp.                                       10,630        228,545
First Commonwealth Financial Corp.                        34,128        401,004
First Community Bancorp                                    6,475        366,097
First Community Bancshares, Inc.                           2,841        110,799
First Financial Bancorp                                   14,550        219,851
First Financial Bankshares, Inc.                           5,770        241,301
First Financial Corp.                                      3,161         97,833
First Indiana Corp.                                        4,878        106,584
First Merchants Corp.                                      5,776        137,007
First Mutual Bancshares, Inc.                                896         19,372

                       See Notes to Financial Statements.


                                         WisdomTree Domestic Dividend Funds   45

WisdomTree SmallCap Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares       Value
--------------------------------------------------------------------------------
First Republic Bank                                        4,547   $    244,174
First Security Group, Inc.                                 3,136         35,688
First South Bancorp, Inc.                                  2,211         67,855
Firstbank Corp.                                            2,283         49,085
FNB Corp./PA(a)                                           29,560        498,086
FNB Corp./VA                                               2,808        100,610
FNB United Corp.                                           3,794         63,550
Frontier Financial Corp.(a)                                8,301        207,110
Gateway Financial Holdings, Inc.                           1,132         16,459
GB&T Bancshares, Inc.                                      2,300         41,699
German American Bancorp                                    4,186         55,632
Glacier Bancorp, Inc.                                      9,161        220,230
Great Southern Bancorp, Inc.                               2,652         77,651
Greater Bay Bancorp                                       11,868        319,131
Greene County Bancshares, Inc.                             1,209         40,997
Hanmi Financial Corp.                                      5,036         95,986
Harleysville National Corp.                               10,959        195,289
Heartland Financial USA, Inc.                              1,962         52,484
Heritage Commerce Corp.                                    1,019         25,974
Home Bancshares, Inc.                                        742         16,361
Horizon Financial Corp.                                    2,195         48,466
IBERIABANK Corp.                                           2,132        118,667
Independent Bank Corp./MA                                  2,599         85,611
Independent Bank Corp./MI                                  7,032        143,242
Integra Bank Corp.                                         4,088         91,122
Irwin Financial Corp.                                      5,429        101,197
ITLA Capital Corp.                                           623         32,408
Lakeland Bancorp, Inc.                                     5,524         74,850
Lakeland Financial Corp.                                   2,194         49,804
Macatawa Bank Corp.                                        3,233         59,487
MainSource Financial Group, Inc.                           5,219         88,619
MB Financial, Inc.                                         7,035        253,330
MBT Financial Corp.(a)                                     7,679         99,136
Mercantile Bank Corp.                                      1,086         35,273
Merchants Bancshares, Inc.                                 2,603         59,583
MetroCorp Bancshares, Inc.                                   734         15,561
Mid-State Bancshares                                       4,031        147,897
Midwest Banc Holdings, Inc.                                5,318         94,182
Nara Bancorp, Inc.                                         1,238         21,677
National Penn Bancshares, Inc.                            14,856        280,778
NBT Bancorp Inc.                                           9,792        229,427
North Bay Bancorp                                            305          9,833
North Valley Bancorp                                       1,379         34,655
Northrim BanCorp, Inc.                                       976         28,841
Oak Hill Financial, Inc.                                   1,360         33,510
Old National Bancorp                                      28,006        509,149
Old Second Bancorp, Inc.                                   2,215         60,691
Omega Financial Corp.(a)                                   4,745        135,280
PAB Bankshares, Inc.                                       2,110         37,474
Pacific Capital Bancorp                                   12,047        386,950
Pacific Continental Corp.                                  1,560         29,219
Park National Corp.                                        4,853        458,511
Patriot National Bancorp, Inc.                               318          7,101
Peoples Bancorp, Inc.                                      2,842         75,057
Placer Sierra Bancshares                                   5,486        148,451
Preferred Bank                                             1,342         52,620
PrivateBancorp, Inc.                                       1,174         42,921
Prosperity Bancshares, Inc.                                4,987        173,248
Provident Bankshares Corp.                                 9,928        326,234
Renasant Corp.                                             3,012         74,336
Republic Bancorp, Inc. Class A                             2,661         60,165
Royal Bancshares of Pennsylvania, Inc. Class A             4,753        112,884
S&T Bancorp, Inc.                                          8,294        274,034
S.Y. Bancorp, Inc.                                         3,001         74,605
Sandy Spring Bancorp, Inc.                                 3,150        109,116
SCBT Financial Corp.                                       1,503         54,499
Seacoast Banking Corp. of Florida(a)                       4,552        103,194
Security Bank Corp.                                        2,079         41,871
Sierra Bancorp(a)                                          1,800         50,508
Simmons First National Corp. Class A                       2,894         87,024
Southern Community Financial Corp.                         3,863         39,634
Southside Bancshares, Inc.                                 1,962         44,949
Southwest Bancorp, Inc.                                    1,638         42,080
State Bancorp, Inc.                                        3,350         66,062
Sterling Bancorp                                           6,928        125,397
Sterling Bancshares, Inc.                                  9,813        109,709
Sterling Financial Corp./PA                                6,938        154,024
Sterling Financial Corp./WA                                3,006         93,757
Suffolk Bancorp                                            2,296         74,115
Susquehanna Bancshares, Inc.                              18,208        422,244
Taylor Capital Group, Inc.                                   822         28,770
TIB Financial Corp.                                        1,404         21,060
Tompkins Trustco, Inc.                                     2,575        107,790
Trico Bancshares                                           2,731         64,643
TrustCo Bank Corp.(a)                                     39,532        378,717
UCBH Holdings, Inc.                                        8,133        151,436
UMB Financial Corp.                                        5,582        210,776
Union Bankshares Corp.                                     2,641         68,508
United Bankshares, Inc.                                   11,323        396,645
United Community Banks, Inc.                               3,653        119,781
United Security Bancshares(a)                              1,755         33,468
Univest Corp. of Pennsylvania                              2,997         74,236
USB Holding Co., Inc.                                      4,946        112,224
Vineyard National Bancorp                                  1,588         36,588
Virginia Financial Group, Inc.                             2,446         63,425
Washington Banking Co                                      1,045         15,989
Washington Trust Bancorp, Inc.                             3,388         90,832
WesBanco, Inc.                                             6,549        202,168
West Bancorp., Inc.(a)                                     5,594         84,413
West Coast Bancorp                                         2,017         64,483
Westamerica Bancorp                                        8,023        386,468
Wilshire Bancorp, Inc.                                     2,842         46,609
Wintrust Financial Corp.                                   1,484         66,201
Yardville National Bancorp                                 1,359         49,345
                                                                   ------------
Total Banks                                                          19,869,549
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

46   WisdomTree Domestic Dividend Funds

WisdomTree SmallCap Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares       Value
--------------------------------------------------------------------------------
Beverages - 0.1%
Coca-Cola Bottling Co. Consolidated                          977   $     55,328
Farmer Bros. Co.                                           3,220         73,094
                                                                   ------------
Total Beverages                                                         128,422
--------------------------------------------------------------------------------
Biotechnology - 0.0%
Cambrex Corp.                                              1,287         31,660
--------------------------------------------------------------------------------
Building Materials - 0.5%
AAON, Inc.                                                 1,599         41,782
Apogee Enterprises, Inc.                                   4,783         95,851
Comfort Systems USA, Inc.                                  3,905         46,782
International Aluminum Corp.                               1,240         65,658
LSI Industries Inc.                                        5,911         98,950
Simpson Manufacturing Co., Inc.(a)                         4,638        143,036
Universal Forest Products, Inc.                              506         25,072
                                                                   ------------
Total Building Materials                                                517,131
--------------------------------------------------------------------------------
Chemicals - 2.7%
A. Schulman, Inc.                                          6,373        150,148
Aceto Corp.                                                3,857         30,470
American Vanguard Corp.                                      897         15,330
Arch Chemicals, Inc.                                       5,474        170,898
Balchem Corp.                                                556          9,830
CF Industries Holdings, Inc.                               2,106         81,186
Ferro Corp.                                               11,351        245,295
Georgia Gulf Corp.                                         5,023         81,423
H.B. Fuller Co.                                            5,192        141,586
MacDermid, Inc.                                            2,020         70,437
Minerals Technologies, Inc.                                  627         38,974
NewMarket Corp.                                            1,446         58,809
NL Industries, Inc.(a)                                    21,000        228,900
Olin Corp.                                                32,709        554,091
Penford Corp.                                              1,014         20,422
Quaker Chemical Corp.                                      3,828         91,145
Sensient Technologies Corp.                               12,345        318,254
Spartech Corp.                                             4,832        141,771
Stepan Co.                                                 2,332         61,215
Tronox, Inc. Class A                                       2,206         31,766
Tronox, Inc. Class B                                       2,695         37,676
UAP Holding Corp.                                         15,995        413,471
Wellman, Inc.                                              6,903         24,851
                                                                   ------------
Total Chemicals                                                       3,017,948
--------------------------------------------------------------------------------
Commercial Services - 3.6%
Aaron Rents, Inc.                                            968         25,594
ABM Industries, Inc.                                      10,336        272,766
Administaff, Inc.                                          2,170         76,384
Advance America, Cash Advance Centers, Inc.               23,335        359,125
Arbitron, Inc.                                             2,680        125,826
Bowne & Co., Inc.                                          3,557         55,952
CDI Corp.                                                  3,064         88,611
Central Parking Corp.                                        897         19,895
Chemed Corp.                                               1,962         96,060
Coinmach Service Corp. Class A                            22,029        233,728
Collectors Universe, Inc.                                  1,886         26,423
CPI Corp.                                                    936         49,149
Deluxe Corp.                                              20,542        688,772
Diamond Management & Technology
  Consultants, Inc.                                        7,877         92,082
Gevity HR, Inc.                                            3,855         76,098
Healthcare Services Group, Inc.                            5,908        169,264
Heartland Payment Systems, Inc.(a)                         1,154         27,281
Jackson Hewitt Tax Service, Inc.                           4,448        143,137
Kelly Services, Inc. Class A                               5,749        185,118
Landauer, Inc.                                             3,090        155,983
MAXIMUS, Inc.                                              2,656         91,579
McGrath Rentcorp                                           4,892        154,930
Monro Muffler, Inc.                                        1,026         36,013
Multi-Color Corp.                                            312         10,942
Pre-Paid Legal Services, Inc.(a)                           4,373        219,131
Rollins, Inc.                                              7,884        181,411
Stewart Enterprises, Inc. Class A                         14,334        115,532
Strayer Education, Inc.                                    1,568        196,000
Thomas Group, Inc.                                         2,206         26,296
Viad Corp.                                                   928         35,821
                                                                   ------------
Total Commercial Services                                             4,034,903
--------------------------------------------------------------------------------
Computers - 0.5%
Agilysys, Inc.                                             2,389         53,681
Imation Corp.                                              4,123        166,486
Integral Systems, Inc.                                       968         23,397
MTS Systems Corp.                                          2,128         82,652
Syntel, Inc.                                               3,108        107,692
TALX Corp.                                                 2,253         74,642
                                                                   ------------
Total Computers                                                         508,550
--------------------------------------------------------------------------------
Cosmetics/Personal Care - 0.0%
Inter Parfums, Inc.                                        1,287         27,027
--------------------------------------------------------------------------------
Distribution/Wholesale - 0.6%
BlueLinx Holdings, Inc.                                   12,827        134,684
Building Material Holding Corp.                            4,241         76,805
Owens & Minor, Inc.                                        7,485        274,923
Watsco, Inc.                                               4,470        228,283
                                                                   ------------
Total Distribution/Wholesale                                            714,695
--------------------------------------------------------------------------------
Diversified Financial Services - 0.8%
Advanta Corp. Class A                                      1,978         79,278
Advanta Corp. Class B                                      4,031        176,719
Asta Funding, Inc.                                           701         30,269
Calamos Asset Management, Inc. Class A                     2,940         65,621
Cohen & Steers, Inc.                                       4,819        207,603
Delta Financial Corp.(a)                                   4,178         34,552
Federal Agricultural Mortgage Corp. Class C                1,211         32,939
Financial Federal Corp.                                    3,571         93,989
GAMCO Investors, Inc. Class A                                227          9,836
Sanders Morris Harris Group, Inc.                          3,062         32,610
SWS Group, Inc.                                            3,544         87,927
Westwood Holdings Group, Inc.                              1,520         34,975
                                                                   ------------
Total Diversified Financial Services                                    886,318
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


                                         WisdomTree Domestic Dividend Funds   47

WisdomTree SmallCap Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares       Value
--------------------------------------------------------------------------------
Electric - 3.9%
ALLETE, Inc.                                               9,227   $    430,163
Avista Corp.                                               9,942        240,895
Black Hills Corp.                                         11,602        426,606
Central Vermont Public Service Corp.                       4,131        119,055
CH Energy Group, Inc.                                      6,346        308,987
Cleco Corp.                                               19,350        499,810
Empire District Electric Co. (The)(a)                     15,180        376,464
Green Mountain Power Corp.                                 1,876         65,416
MGE Energy, Inc.                                           8,036        284,957
NorthWestern Corp.                                        12,046        426,790
Ormat Technologies, Inc.                                   1,391         58,366
Otter Tail Corp.                                          10,477        358,732
UIL Holdings Corp.                                         9,829        341,066
UniSource Energy Corp.                                     7,960        298,898
Unitil Corp.                                               3,340         90,748
                                                                   ------------
Total Electric                                                        4,326,953
--------------------------------------------------------------------------------
Electrical Components & Equipment - 0.1%
Hubbell, Inc. Class A                                      2,157        100,344
Insteel Industries, Inc.                                     979         16,437
Vicor Corp.                                                3,397         34,038
                                                                   ------------
Total Electrical Components & Equipment                                 150,819
--------------------------------------------------------------------------------
Electronics - 0.7%
Analogic Corp.                                             1,077         67,722
Badger Meter, Inc.(a)                                      1,710         45,401
Bel Fuse, Inc. Class B                                       390         15,097
CTS Corp.                                                  2,622         36,236
Cubic Corp.                                                1,944         42,068
Daktronics, Inc.                                             553         15,174
Frequency Electronics, Inc.                                1,091         11,914
Keithley Instruments, Inc.                                 1,871         28,608
Methode Electronics, Inc.                                  6,195         91,500
Park Electrochemical Corp.                                 1,946         52,776
Sypris Solutions, Inc.                                     2,848         18,427
Technitrol, Inc.                                           4,940        129,378
Watts Water Technologies, Inc. Class A                     2,497         94,961
Woodward Governor Co.                                      3,581        147,429
                                                                   ------------
Total Electronics                                                       796,691
--------------------------------------------------------------------------------
Energy-Alternate Sources - 0.0%
MGP Ingredients, Inc.                                      1,518         30,922
--------------------------------------------------------------------------------
Entertainment - 0.9%
Carmike Cinemas, Inc.                                      1,118         25,938
Churchill Downs, Inc.                                      1,635         74,213
Dover Downs Gaming & Entertainment, Inc.                   1,863         23,995
Regal Entertainment Group Class A                         42,562        845,707
                                                                   ------------
Total Entertainment                                                     969,853
--------------------------------------------------------------------------------
Environmental Control - 0.8%
American Ecology Corp.                                     4,916         94,436
Metal Management, Inc.                                     2,102         97,112
Met-Pro Corp.                                              1,809         26,285
Mine Safety Appliances Co.                                 6,736        283,316
Synagro Technologies, Inc.                                64,394        367,047
Waste Industries USA, Inc.                                 1,664         45,710
                                                                   ------------
Total Environmental Control                                             913,906
--------------------------------------------------------------------------------
Food - 1.4%
Arden Group, Inc. Class A                                    234         31,239
Cal-Maine Foods, Inc.                                      1,092         14,687
Diamond Foods, Inc.                                        1,143         19,031
Imperial Sugar Co.                                         1,232         41,309
Ingles Markets, Inc. Class A                               2,482        101,365
J&J Snack Foods Corp.                                      1,729         68,278
Lance, Inc.                                                9,628        194,871
Nash Finch Co.(a)                                          3,301        113,752
Premium Standard Farms, Inc.                               3,807         80,099
Ruddick Corp.                                              6,983        210,049
Sanderson Farms, Inc.(a)                                   3,311        122,706
Spartan Stores, Inc.                                       2,255         60,434
Tootsie Roll Industries, Inc.                              3,233         96,893
Village Super Market, Inc. Class A                           311         29,697
Weis Markets, Inc.                                         7,316        327,026
                                                                   ------------
Total Food                                                            1,511,436
--------------------------------------------------------------------------------
Forest Products & Paper - 1.3%
Bowater, Inc.(a)                                          19,436        462,965
Deltic Timber Corp.                                          740         35,490
Neenah Paper, Inc.                                         1,519         60,365
P.H. Glatfelter Co.                                        9,938        148,176
Rock-Tenn Co. Class A                                      5,033        167,096
Schweitzer-Mauduit International, Inc.                     3,473         86,304
Wausau Paper Corp.                                        10,616        152,446
Xerium Technologies, Inc.                                 36,398        291,912
                                                                   ------------
Total Forest Products & Paper                                         1,404,754
--------------------------------------------------------------------------------
Gas - 1.7%
Cascade Natural Gas Corp.                                  4,000        105,400
Chesapeake Utilities Corp.                                 2,293         70,945
EnergySouth, Inc.                                          1,778         74,552
Laclede Group, Inc. (The)                                  7,941        246,806
New Jersey Resources Corp.                                 7,714        386,086
Northwest Natural Gas Co.                                  9,293        424,411
South Jersey Industries, Inc.                              7,885        300,024
Southwest Gas Corp.                                        8,910        346,332
                                                                   ------------
Total Gas                                                             1,954,556
--------------------------------------------------------------------------------
Hand/Machine Tools - 0.4%
Baldor Electric Co.                                        5,892        222,363
Franklin Electric Co., Inc.                                1,953         90,815
Regal-Beloit Corp.                                         3,197        148,277
                                                                   ------------
Total Hand/Machine Tools                                                461,455
--------------------------------------------------------------------------------
Healthcare-Products - 1.0%
Arrow International, Inc.                                  8,455        271,912
Datascope Corp.                                            1,280         46,323
Invacare Corp.                                               741         12,923
LCA-Vision Inc.(a)                                         4,053        166,943
Meridian Bioscience, Inc.                                  4,499        124,892

                       See Notes to Financial Statements.


48   WisdomTree Domestic Dividend Funds

WisdomTree SmallCap Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares       Value
--------------------------------------------------------------------------------
Oakley, Inc.                                               5,483   $    110,428
PolyMedica Corp.                                           3,247        137,446
Vital Signs, Inc.                                            965         50,161
West Pharmaceutical Services, Inc.                         3,389        157,351
Young Innovations, Inc.                                      318          8,656
                                                                   ------------
Total Healthcare-Products                                             1,087,035
--------------------------------------------------------------------------------
Healthcare-Services - 0.1%
National Healthcare Corp.                                  1,523         77,642
Option Care, Inc.                                          1,549         20,602
                                                                   ------------
Total Healthcare-Services                                                98,244
--------------------------------------------------------------------------------
Holding Companies-Diversified - 0.0%
Resource America, Inc. Class A                             1,638         38,706
--------------------------------------------------------------------------------
Home Builders - 0.5%
Brookfield Homes Corp.(a)                                  3,196        102,592
Coachmen Industries, Inc.                                  1,370         14,426
Lennar Corp. Class B                                       4,053        159,809
Levitt Corp. Class A                                       1,782         16,590
M/I Homes, Inc.                                              463         12,293
Monaco Coach Corp.                                         4,906         78,153
Orleans Homebuilders, Inc.                                 1,078          9,540
Skyline Corp.                                              1,438         48,518
Technical Olympic USA, Inc.(a)                             3,420         13,646
Winnebago Industries, Inc.(a)                              3,627        121,976
                                                                   ------------
Total Home Builders                                                     577,543
--------------------------------------------------------------------------------
Home Furnishings - 1.2%
American Woodmark Corp.                                    1,098         40,362
Bassett Furniture Industries, Inc.                         4,992         73,482
Ethan Allen Interiors, Inc.                                6,712        237,202
Furniture Brands International, Inc.(a)                   17,055        269,128
Kimball International, Inc. Class B                        6,569        126,650
La-Z-Boy, Inc.(a)                                         19,807        245,211
Sealy Corp.(a)                                            17,125        299,345
Stanley Furniture Co., Inc.                                1,467         30,514
                                                                   ------------
Total Home Furnishings                                                1,321,894
--------------------------------------------------------------------------------
Household Products/Wares - 1.5%
American Greetings Corp. Class A                           6,887        159,847
Blyth, Inc.                                                7,993        168,732
CSS Industries, Inc.                                       1,673         62,704
Ennis, Inc.                                                6,708        179,506
John H. Harland Co.                                        3,905        200,053
Standard Register Co. (The)                               17,053        215,720
Tupperware Brands Corp.                                   23,868        595,030
WD-40 Co.                                                  4,236        134,324
                                                                   ------------
Total Household Products/Wares                                        1,715,916
--------------------------------------------------------------------------------
Housewares - 0.1%
Libbey, Inc.                                               1,091         15,296
Lifetime Brands, Inc.                                      1,712         35,764
National Presto Industries, Inc.                           1,098         67,680
                                                                   ------------
Total Housewares                                                        118,740
--------------------------------------------------------------------------------
Insurance - 3.1%
21st Century Holding Co.                                   1,271         22,725
21st Century Insurance Group                              15,301        324,381
Affirmative Insurance Holdings, Inc.                         783         13,546
Alfa Corp.                                                17,490        323,215
American Equity Investment Life Holding Co.                1,660         21,796
Baldwin & Lyons, Inc. Class B                              4,467        113,685
Bristol West Holdings, Inc.                                5,489        121,691
Brooke Corp.                                               7,468         89,915
Crawford & Co. Class B                                     6,977         40,467
Direct General Corp.                                       1,900         40,394
Donegal Group, Inc. Class A                                3,087         52,417
EMC Insurance Group, Inc.                                  2,496         64,397
FBL Financial Group, Inc. Class A                          3,131        122,516
Great American Financial Resources, Inc.                   1,845         45,166
Harleysville Group, Inc.                                   6,812        221,322
Hilb Rogal & Hobbs Co.                                     4,043        198,309
Horace Mann Educators Corp.                                8,264        169,825
Independence Holding Co.                                     264          5,713
Infinity Property & Casualty Corp.                         1,251         58,622
LandAmerica Financial Group, Inc.                          2,448        180,932
Mercer Insurance Group, Inc.                                 649         12,909
Midland Co. (The)                                          1,134         48,104
National Interstate Corp.                                  1,057         27,228
NYMAGIC, Inc.                                                783         31,986
Presidential Life Corp.                                    4,792         94,498
ProCentury Corp.                                           1,049         24,337
RLI Corp.                                                  3,351        184,070
Safety Insurance Group, Inc.                               3,047        122,246
Selective Insurance Group, Inc.                            8,654        220,331
State Auto Financial Corp.                                 5,102        163,927
Stewart Information Services Corp.                         3,224        134,731
Tower Group, Inc.                                            691         22,264
United Fire & Casualty Co.                                 4,203        147,651
                                                                   ------------
Total Insurance                                                       3,465,316
--------------------------------------------------------------------------------
Internet - 0.5%
TheStreet.com, Inc.                                        2,974         36,432
United Online, Inc.                                       36,816        516,528
                                                                   ------------
Total Internet                                                          552,960
--------------------------------------------------------------------------------
Investment Companies - 3.0%
Ares Capital Corp.(a)                                     50,681        920,873
Capital Southwest Corp.                                      266         40,876
Gladstone Capital Corp.(a)                                 7,293        172,698
Gladstone Investment Corp.                                 9,096        135,258
Hercules Technology Growth Capital, Inc.                  13,681        187,430
MCG Capital Corp.                                         47,026        882,208
Medallion Financial Corp.                                  9,575        109,538
MVC Capital, Inc.(a)                                       6,163         96,451
NGP Capital Resources Co.                                 10,160        160,630
Patriot Capital Funding, Inc.                             13,122        186,332

                       See Notes to Financial Statements.


                                         WisdomTree Domestic Dividend Funds   49

WisdomTree SmallCap Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares       Value
--------------------------------------------------------------------------------
Prospect Energy Corp.                                     10,548   $    180,793
Technology Investment Capital Corp.                       15,830        267,685
                                                                   ------------
Total Investment Companies                                            3,340,772
--------------------------------------------------------------------------------
Iron/Steel - 0.4%
Gibraltar Industries, Inc.                                 2,451         55,442
Great Northern Iron Ore Properties                         1,417        165,435
Olympic Steel, Inc.                                          312          9,669
Ryerson, Inc.                                              2,207         87,441
Schnitzer Steel Industries, Inc. Class A                     479         19,241
Steel Technologies, Inc.                                   2,178         64,425
                                                                   ------------
Total Iron/Steel                                                        401,653
--------------------------------------------------------------------------------
Leisure Time - 0.5%
Ambassadors Group, Inc.                                    3,262        108,429
Ambassadors International, Inc.                            1,039         47,939
Arctic Cat, Inc.                                           2,079         40,520
Callaway Golf Co.                                         13,281        209,309
Marine Products Corp.                                      7,160         68,521
Nautilus, Inc.(a)                                          7,336        113,194
                                                                   ------------
Total Leisure Time                                                      587,912
--------------------------------------------------------------------------------
Lodging - 0.0%
Marcus Corp.                                               2,219         51,614
--------------------------------------------------------------------------------
Machinery-Construction & Mining - 0.1%
Bucyrus International, Inc. Class A                        1,417         72,976
--------------------------------------------------------------------------------
Machinery-Diversified - 1.5%
Alamo Group, Inc.                                            895         20,773
Albany International Corp. Class A                         2,997        107,712
Applied Industrial Technologies, Inc.                      7,688        188,664
Briggs & Stratton Corp.(a)                                15,103        465,927
Cascade Corp.                                              1,443         86,407
Cognex Corp.                                               5,706        123,649
Gorman-Rupp Co. (The)                                      1,662         53,234
Lindsay Manufacturing Co.                                    780         24,796
NACCO Industries, Inc. Class A                               844        115,974
Robbins & Myers, Inc.                                        973         36,283
Sauer-Danfoss Inc.                                         9,695        291,819
Tennant Co.                                                2,896         91,195
Twin Disc, Inc.                                              624         26,645
Wabtec Corp.                                                 573         19,763
                                                                   ------------
Total Machinery-Diversified                                           1,652,841
--------------------------------------------------------------------------------
Media - 3.0%
Belo Corp. Class A                                        22,711        424,014
Citadel Broadcasting Corp.                                82,002        779,838
Courier Corp.                                              2,199         85,915
Entercom Communications Corp.(a)                          17,173        483,935
Gray Television, Inc.                                      7,395         77,056
Hearst-Argyle Television, Inc.                             5,606        152,427
Journal Communications, Inc. Class A                       9,532        124,965
Journal Register Co.                                       3,459         20,616
Lee Enterprises, Inc.                                      9,209        276,730
Media General, Inc. Class A                                5,279        201,447
Sinclair Broadcast Group, Inc. Class A                    22,537        348,197
Value Line, Inc.                                           2,268        108,410
Westwood One, Inc.                                         9,425         64,750
World Wrestling Entertainment, Inc.                       13,342        217,475
                                                                   ------------
Total Media                                                           3,365,775
--------------------------------------------------------------------------------
Metal Fabricate/Hardware - 0.8%
A. M. Castle & Co.                                         1,353         39,724
Ampco-Pittsburgh Corp.                                     1,016         29,352
CIRCOR International, Inc.                                   593         21,170
Dynamic Materials Corp.                                      593         19,403
Empire Resources, Inc.(a)                                  1,905         21,298
Kaydon Corp.                                               3,149        134,021
Lawson Products, Inc.                                      1,483         56,176
Mueller Industries, Inc.                                   4,051        121,935
Mueller Water Products, Inc. Class A                       1,415         19,541
NN, Inc.                                                   4,367         54,544
Quanex Corp.                                               5,173        219,078
Sun Hydraulics Corp.                                       1,993         53,273
Valmont Industries, Inc.                                   1,621         93,742
                                                                   ------------
Total Metal Fabricate/Hardware                                          883,257
--------------------------------------------------------------------------------
Mining - 0.6%
AMCOL International Corp.                                  5,828        172,800
Charles & Colvard Ltd.                                     1,082          6,795
Compass Minerals International, Inc.                      11,960        399,464
Royal Gold, Inc.(a)                                        2,206         66,401
                                                                   ------------
Total Mining                                                            645,460
--------------------------------------------------------------------------------
Miscellaneous Manufacturing - 1.8%
A.O. Smith Corp.                                           4,201        160,562
Actuant Corp. Class A                                        545         27,691
American Railcar Industries, Inc.                            697         20,778
Ameron International Corp.                                   887         58,418
Barnes Group, Inc.(a)                                     11,777        270,989
Federal Signal Corp.                                       6,508        101,004
Freightcar America, Inc.                                     674         32,467
Koppers Holdings, Inc.                                     5,770        148,058
Lancaster Colony Corp.                                     7,692        339,909
Matthews International Corp. Class A                       1,636         66,585
Myers Industries, Inc.                                     4,553         85,050
Portec Rail Products, Inc.                                 1,870         18,999
PW Eagle, Inc.                                               936         30,925
Quixote Corp.                                              1,780         35,600
Raven Industries, Inc.                                     2,097         58,821
Reddy Ice Holdings, Inc.                                  13,789        416,153
Standex International Corp.                                3,257         92,857
Tredegar Corp.                                             2,953         67,299
                                                                   ------------
Total Miscellaneous Manufacturing                                     2,032,165
--------------------------------------------------------------------------------
Office Furnishings - 0.6%
Knoll, Inc.                                                8,762        208,798
Steelcase Inc. Class A                                    20,582        409,376
                                                                   ------------
Total Office Furnishings                                                618,174
--------------------------------------------------------------------------------
Oil & Gas - 0.6%
Adams Resources & Energy, Inc.                               497         18,220

                       See Notes to Financial Statements.


50   WisdomTree Domestic Dividend Funds

WisdomTree SmallCap Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares       Value
--------------------------------------------------------------------------------
Alon USA Energy, Inc.                                      2,361   $     85,468
Barnwell Industries, Inc.                                    546         11,057
Berry Petroleum Co. Class A                                3,479        106,666
Crosstex Energy, Inc.(a)                                  11,349        326,284
Delek US Holdings, Inc.                                    4,262         81,532
Panhandle Royalty Co. Class A                                639         12,767
Penn Virginia Corp.                                        1,123         82,428
                                                                   ------------
Total Oil & Gas                                                         724,422
--------------------------------------------------------------------------------
Oil & Gas Services - 0.5%
CARBO Ceramics, Inc.                                       2,913        135,600
Gulf Island Fabrication, Inc.                              1,161         31,045
Lufkin Industries, Inc.                                    1,831        102,866
MarkWest Hydrocarbon, Inc.                                 3,053        189,286
RPC, Inc.                                                  7,915        131,864
                                                                   ------------
Total Oil & Gas Services                                                590,661
--------------------------------------------------------------------------------
Packaging & Containers - 0.5%
Chesapeake Corp.                                          10,137        153,069
Greif, Inc. Class A                                        1,599        177,665
Greif, Inc. Class B                                        2,668        274,323
                                                                   ------------
Total Packaging & Containers                                            605,057
--------------------------------------------------------------------------------
Pharmaceuticals - 0.2%
Mannatech, Inc.(a)                                         5,123         82,275
Perrigo Co.                                                9,043        159,700
Reliv' International, Inc.                                 1,711         18,735
                                                                   ------------
Total Pharmaceuticals                                                   260,710
--------------------------------------------------------------------------------
Real Estate - 0.4%
Consolidated-Tomoka Land Co.                                 353         26,634
Forest City Enterprises, Inc. Class B                      1,246         82,410
Resource Capital Corp.                                    14,876        240,099
Tarragon Corp.                                             1,860         19,288
Thomas Properties Group, Inc.                              1,962         30,450
                                                                   ------------
Total Real Estate                                                       398,881
--------------------------------------------------------------------------------
REITS - 21.3%
Acadia Realty Trust                                        8,418        219,457
Agree Realty Corp.                                         4,119        140,623
American Campus Communities, Inc.                          9,875        299,114
American Financial Realty Trust                           89,950        906,696
American First Apartment Investors, Inc.                   5,856        118,818
American Land Lease, Inc.                                  2,846         71,150
Ashford Hospitality Trust, Inc.                           42,400        506,256
Associated Estates Realty Corp.                            7,404        104,322
BRT Realty Trust                                           5,574        168,279
Capital Lease Funding, Inc.                               21,457        229,804
Cedar Shopping Centers, Inc.                              16,633        269,455
Cogdell Spencer Inc.                                       4,710         99,240
DiamondRock Hospitality Co.                               29,090        552,710
Eagle Hospitality Properties Trust, Inc.                  12,747        142,129
EastGroup Properties, Inc.                                 7,866        401,402
Education Realty Trust, Inc.                              12,821        189,494
Entertainment Properties Trust                            11,523        694,261
Equity Inns, Inc.                                         29,159        477,624
Equity Lifestyle Properties, Inc.                          1,364         73,670
Extra Space Storage, Inc.                                 30,246        572,859
FelCor Lodging Trust, Inc.                                26,347        684,232
Feldman Mall Properties, Inc.                             13,845        168,078
First Potomac Realty Trust                                 9,313        266,072
Franklin Street Properties Corp.                          40,231        771,631
Getty Realty Corp.                                        13,682        393,221
Gladstone Commercial Corp.                                 5,381        107,889
Glimcher Realty Trust(a)                                  24,559        663,584
GMH Communities Trust                                     28,922        288,931
Government Properties Trust, Inc.                          7,472         79,950
Hersha Hospitality Trust                                  19,261        226,895
Highland Hospitality Corp.                                30,564        544,039
Inland Real Estate Corp.                                  31,373        575,381
Innkeepers USA Trust                                      20,845        339,357
Investors Real Estate Trust(a)                            29,210        309,334
Kite Realty Group Trust                                   10,829        216,039
Lexington Corporate Properties Trust(a)                   46,188        975,951
Longview Fibre Co.                                        28,012        689,936
LTC Properties, Inc.                                      11,679        302,603
Medical Properties Trust, Inc.                            27,848        409,087
Mid-America Apartment Communities, Inc.                    9,623        541,390
Mission West Properties, Inc.                              9,193        132,931
Monmouth REIT Class A                                     14,424        124,335
National Health Investors, Inc.                           15,039        471,322
National Retail Properties, Inc.                          31,887        771,347
Omega Healthcare Investors, Inc.                          31,009        531,804
One Liberty Properties, Inc.                               5,214        118,931
Parkway Properties, Inc.                                   7,338        383,411
Pennsylvania Real Estate Investment Trust                 20,337        901,539
PMC Commercial Trust                                       8,685        127,235
PS Business Parks, Inc.                                    3,284        231,588
Public Storage, Inc. Class A                               8,039        213,034
Ramco-Gershenson Properties Trust                          7,979        284,930
Republic Property Trust                                   19,325        222,044
Saul Centers, Inc.                                         4,896        278,582
Sovran Self Storage, Inc.                                  8,058        446,494
Spirit Finance Corp.                                      63,742        949,755
Sun Communities, Inc.                                     13,342        413,869
Sunstone Hotel Investors, Inc.                            25,523        695,757
Tanger Factory Outlet Centers, Inc.                       10,122        408,828
UMH Properties, Inc.                                       6,011         91,367
Universal Health Realty Income Trust                       6,504        232,518
Urstadt Biddle Properties, Inc. Class A                    8,250        161,370
U-Store-It Trust                                          28,403        571,468
Winston Hotels, Inc.                                      11,810        177,504
Winthrop Realty Trust                                     20,872        137,964
                                                                   ------------
Total REITS                                                          23,870,890
--------------------------------------------------------------------------------
Retail - 4.3%
Ark Restaurants Corp.                                      1,427         48,332
Asbury Automotive Group, Inc.                             11,346        320,524
Big 5 Sporting Goods Corp.                                 3,199         82,918

                       See Notes to Financial Statements.


                                         WisdomTree Domestic Dividend Funds   51

WisdomTree SmallCap Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares       Value
--------------------------------------------------------------------------------
Blair Corp.                                                1,430   $     60,046
Bob Evans Farms, Inc.                                      5,539        204,666
Bon-Ton Stores, Inc. (The)                                   347         19,515
Books-A-Million, Inc.                                      2,790         39,730
Borders Group, Inc.                                       10,176        207,794
Brown Shoe Co., Inc.                                       1,976         82,992
Buckle, Inc. (The)                                         5,135        183,320
Casey's General Stores, Inc.                               3,792         94,838
Cash America International, Inc.                             629         25,789
Cato Corp. (The) Class A                                   7,497        175,355
CBRL Group, Inc.                                           3,941        182,468
Christopher & Banks Corp.                                  4,610         89,757
CKE Restaurants, Inc.                                      5,384        101,542
DEB Shops, Inc.                                            2,833         76,718
Finish Line, Inc. (The) Class A                            2,600         32,760
Fred's, Inc.                                               2,578         37,897
Group 1 Automotive, Inc.                                   2,637        104,873
Haverty Furniture Cos., Inc.                               3,579         50,106
IHOP Corp.                                                 3,206        188,032
Kenneth Cole Productions, Inc. Class A                     3,268         83,890
Landry's Restaurants, Inc.                                 1,515         44,844
Lithia Motors, Inc. Class A                                3,296         90,343
Longs Drug Stores Corp.                                    4,883        252,158
Movado Group, Inc.                                         2,020         59,489
Nu Skin Enterprises, Inc. Class A                         12,900        213,108
PEP Boys-Manny, Moe & Jack (The)                          10,292        196,474
Ruby Tuesday, Inc.                                        10,786        308,479
Sonic Automotive, Inc.                                     4,887        139,280
Stage Stores, Inc.                                         2,366         55,151
Stein Mart, Inc.                                           6,298        102,783
Talbots, Inc.(a)                                          10,518        248,435
Triarc Cos., Inc. Class A                                  4,031         75,501
Triarc Cos., Inc. Class B                                 11,231        193,061
Tuesday Morning Corp.(a)                                  17,917        265,887
World Fuel Services Corp.                                    929         42,976
                                                                   ------------
Total Retail                                                          4,781,831
--------------------------------------------------------------------------------
Savings & Loans - 3.9%
Abington Community Bancorp, Inc.(a)                        1,794         35,629
American Bancorp of New Jersey, Inc.                       3,707         42,631
Anchor Bancorp Wisconsin, Inc.                             4,677        132,593
Atlantic Coast Federal Corp.                               2,957         56,420
BankAtlantic Bancorp, Inc. Class A                         6,383         69,958
BankFinancial Corp.                                        2,933         47,720
BankUnited Financial Corp. Class A                           204          4,327
Benjamin Franklin Bancorp, Inc.                              865         12,638
Berkshire Hills Bancorp, Inc.                              1,400         47,110
Brookline Bancorp, Inc.                                   14,774        187,187
CFS Bancorp, Inc.                                          3,546         53,155
Citizens First Bancorp, Inc.                               1,119         25,491
Clifton Savings Bancorp, Inc.                              4,404         52,584
Dime Community Bancshares                                 13,241        175,178
First Defiance Financial Corp.                             2,040         58,548
First Federal Bancshares of Arkansas, Inc.                 1,084         25,626
First Financial Holdings, Inc.                             3,067        106,118
First Niagara Financial Group, Inc.                       34,709        482,801
First Place Financial Corp.                                4,010         86,015
Flagstar Bancorp, Inc.                                    23,838        284,863
Flushing Financial Corp.                                   4,949         80,322
FMS Financial Corp.                                          274          8,694
Heritage Financial Group                                   1,173         18,944
HMN Financial, Inc.                                        1,196         40,473
Home Federal Bancorp, Inc.                                 1,884         29,259
Kearny Financial Corp.                                     8,182        117,657
K-Fed Bancorp                                              2,923         54,645
KNBT Bancorp, Inc.                                         4,914         72,432
Legacy Bancorp, Inc.                                         624          9,672
MAF Bancorp, Inc.                                          7,124        294,505
Northwest Bancorp, Inc.                                   13,528        366,473
OceanFirst Financial Corp.                                 4,051         70,285
Pamrapo Bancorp, Inc.                                      1,612         36,665
Parkvale Financial Corp.                                   1,278         37,330
Partners Trust Financial Group, Inc.                      10,119        115,660
Pennfed Financial Services, Inc.                           1,482         32,115
PFF Bancorp, Inc.                                          5,265        159,687
Provident Financial Holdings, Inc.                         1,466         40,344
Provident Financial Services, Inc.                        13,495        235,488
Provident New York Bancorp                                 5,114         72,363
Rainier Pacific Financial Group, Inc.                        786         15,610
Riverview Bancorp, Inc.                                    2,830         45,110
Rockville Financial, Inc.                                  1,627         24,454
Rome Bancorp, Inc.                                         1,923         23,557
Synergy Financial Group, Inc.                              1,743         27,278
TierOne Corp.                                              1,511         40,857
Timberland Bancorp, Inc.                                     651         22,948
United Community Financial Corp.                           9,152        101,130
United Financial Bancorp, Inc.                             2,093         31,060
Westfield Financial, Inc.                                  4,944         53,000
Willow Grove Bancorp, Inc.                                 5,049         65,132
WSFS Financial Corp.                                         350         22,568
                                                                   ------------
Total Savings & Loans                                                 4,352,309
--------------------------------------------------------------------------------
Semiconductors - 0.1%
Cohu, Inc.                                                 2,525         47,470
Richardson Electronics Ltd.                                1,884         17,597
                                                                   ------------
Total Semiconductors                                                     65,067
--------------------------------------------------------------------------------
Software - 0.5%
American Software, Inc. Class A                            7,281         58,612
Blackbaud, Inc.                                            4,443        108,498
Computer Programs & Systems, Inc.                          4,117        110,418
infoUSA, Inc.                                             10,349         99,557
Inter-Tel, Inc.                                            3,420         80,849
Pegasystems, Inc.                                          3,902         36,094
QAD, Inc.                                                  3,350         30,485
Renaissance Learning, Inc.                                 3,078         40,537
Schawk, Inc.                                               1,796         32,526
                                                                   ------------
Total Software                                                          597,576
--------------------------------------------------------------------------------
                       See Notes to Financial Statements.


52   WisdomTree Domestic Dividend Funds

Schedule of Investments (concluded)

WisdomTree SmallCap Dividend Fund

March 31, 2007

================================================================================
Investments                                              Shares        Value
--------------------------------------------------------------------------------
Telecommunications - 3.1%
Adtran, Inc.                                              10,713   $    260,862
Alaska Communications Systems Group, Inc.                 22,637        333,896
Applied Signal Technology, Inc.                            3,385         60,693
Atlantic Tele-Network, Inc.                                2,910         76,038
Black Box Corp.                                              967         35,334
Citizens Communications Co.                                7,326        109,524
Consolidated Communications Holdings, Inc.                21,290        423,458
CT Communications, Inc.                                    4,337        104,522
D&E Communications, Inc.                                   4,568         60,846
FairPoint Communications, Inc.                            28,527        548,003
Iowa Telecommunications Services, Inc.                    25,900        518,000
North Pittsburgh Systems, Inc.                             4,527         98,553
Plantronics, Inc.                                          4,018         94,905
Shenandoah Telecommunications Co.                            898         42,287
SureWest Communications                                    5,625        139,894
USA Mobility, Inc.                                        27,807        554,193
                                                                   ------------
Total Telecommunications                                              3,461,008
--------------------------------------------------------------------------------
Textiles - 0.1%
Angelica Corp.                                             1,907         52,519
G&K Services, Inc. Class A                                   843         30,584
UniFirst Corp.                                               687         26,360
                                                                   ------------
Total Textiles                                                          109,463
--------------------------------------------------------------------------------
Toys/Games/Hobbies - 0.1%
Topps Co., Inc. (The)                                      6,479         62,976
--------------------------------------------------------------------------------
Transportation - 0.7%
Arkansas Best Corp.                                        3,767        133,917
Forward Air Corp.                                          2,388         78,517
Heartland Express, Inc.                                    4,507         71,571
Horizon Lines, Inc. Class A                                5,307        174,176
Knight Transportation, Inc.                                3,420         60,944
Pacer International, Inc.                                  7,082        190,790
Werner Enterprises, Inc.                                   6,670        121,194
                                                                   ------------
Total Transportation                                                    831,109
--------------------------------------------------------------------------------
Trucking & Leasing - 0.3%
Greenbrier Cos., Inc.                                      1,273         33,989
Interpool, Inc.                                            3,525         86,081
TAL International Group, Inc.                             10,634        255,216
                                                                   ------------
Total Trucking & Leasing                                                375,286
--------------------------------------------------------------------------------
Water - 0.7%
American States Water Co.                                  4,446        163,924
California Water Service Group                             5,523        211,641
Connecticut Water Service, Inc.                            2,933         70,539
Middlesex Water Co.                                        4,164         76,576
SJW Corp.                                                  2,762        111,806
Southwest Water Co.                                        3,576         51,566
York Water Co.                                             2,546         43,027
                                                                   ------------
Total Water                                                             729,079
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $110,253,058)                                                111,776,054
================================================================================
SHORT-TERM INVESTMENT - 0.4%
MONEY MARKET FUND - 0.4%
Columbia Cash Reserves Fund, 4.95%(b)
(Cost: $377,765)                                         377,765        377,765
================================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 8.4%
MONEY MARKET FUNDS(c) - 8.4%
AIM Liquid Assets Portfolio, 5.23%                        50,562         50,562
AIM Prime Portfolio, 5.21%                                85,091         85,091
UBS Enhanced Yield Portfolio, 5.25%                    5,233,853      5,233,853
UBS Private Money Market Fund LLC, 5.26%               4,053,894      4,053,894
                                                                   ------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED (Cost: $9,423,400)(d)                               9,423,400
================================================================================
TOTAL INVESTMENTS IN SECURITIES - 108.6%
(Cost: $120,054,223)                                                121,577,219
Liabilities in Excess of Cash and Other
Assets - (8.6)%                                                      (9,629,666)
                                                                   ------------
NET ASSETS-100.0%                                                  $111,947,553
================================================================================

(a)  Security, or portion thereof, was on loan at March 31, 2007 (See Note 2).

(b)  Rate shown represents annualized 7-day yield as of March 31, 2007.

(c)  Interest rates shown reflect yields as of at March 31, 2007.

(d) At March 31, 2007, the total market value of the Fund's securities on loan was $8,921,244 and the total market value of the collateral held by the Fund was $9,423,400.

                       See Notes to Financial Statements.


                                         WisdomTree Domestic Dividend Funds   53

Statements of Assets and Liabilities

WisdomTree Domestic Dividend Funds

March 31, 2007

===================================================================================================================================
                                             WisdomTree     WisdomTree     WisdomTree    WisdomTree      WisdomTree    WisdomTree
                                               Total      High-Yielding     LargeCap      Dividend         MidCap       SmallCap
                                           Dividend Fund   Equity Fund   Dividend Fund  Top 100 Fund   Dividend Fund  Dividend Fund
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost:                       $86,284,507   $208,082,335   $330,365,402   $195,137,266    $78,676,600   $120,054,223
-----------------------------------------------------------------------------------------------------------------------------------
Investments in securities, at value
  (including securities on loan)
  (Note 2):                                  90,690,001    214,012,822    343,421,567    201,999,481     81,473,844    121,577,219
Receivables:
  Investment securities sold                     12,199        464,488             --             --        293,226        158,974
  Capital shares sold                                --             --      5,804,327      5,968,530             --             --
  Dividends and interest                        169,285        601,956        493,004        422,524        174,545        456,276
-----------------------------------------------------------------------------------------------------------------------------------
Total Assets                                 90,871,485    215,079,266    349,718,898    208,390,535     81,941,615    122,192,469
===================================================================================================================================
LIABILITIES:
Custodian bank                                  468,849      1,456,344      1,411,206      1,004,557        408,105        331,628
Payables:
  Investment securities purchased                    --             --      5,801,734      5,963,980        200,702        455,336
  Collateral for securities on loan
    (Note 2)                                    683,300      7,683,100      9,098,700     13,359,000      2,976,250      9,423,400
  Investment advisory fees (Note 3)              21,033         65,340         68,261         54,310         23,564         34,552
-----------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                             1,173,182      9,204,784     16,379,901     20,381,847      3,608,621     10,244,916
===================================================================================================================================
NET ASSETS                                  $89,698,303   $205,874,482   $333,338,997   $188,008,688    $78,332,994   $111,947,553
===================================================================================================================================
NET ASSETS:
Paid-in capital                             $85,266,916   $199,992,726   $320,348,187   $181,382,629    $75,552,672   $110,317,146
Undistributed net investment income              50,765        160,472        148,572        137,889         84,918        316,732
Accumulated net realized loss
  on investments                                (24,872)      (209,203)      (213,927)      (374,045)      (101,840)      (209,321)
Net unrealized appreciation on
  investments                                 4,405,494      5,930,487     13,056,165      6,862,215      2,797,244      1,522,996
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                  $89,698,303   $205,874,482   $333,338,997   $188,008,688    $78,332,994   $111,947,553
===================================================================================================================================
Beneficial interest shares of $0.001 par
  value (unlimited number of shares
  authorized)                                 1,550,000      3,550,000      5,750,000      3,150,000      1,350,000      1,950,000
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value per share                   $     57.87   $      57.99   $      57.97   $      59.69    $     58.02   $      57.41
===================================================================================================================================

                       See Notes to Financial Statements.


54   WisdomTree Domestic Dividend Funds

Statements of Operations

WisdomTree Domestic Dividend Funds

For the Period June 16, 2006* through March 31, 2007

==================================================================================================================================
                                             WisdomTree     WisdomTree     WisdomTree    WisdomTree     WisdomTree     WisdomTree
                                               Total      High-Yielding     LargeCap      Dividend        MidCap        SmallCap
                                           Dividend Fund   Equity Fund   Dividend Fund  Top 100 Fund  Dividend Fund  Dividend Fund
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                 $1,220,638     $ 3,115,275    $ 3,375,262   $ 2,192,964    $1,030,658     $1,795,520
  Interest                                       7,455          11,730         15,779         8,861         5,692          8,622
  Securities lending income (Note 2)             5,336          35,966         27,949        52,360        15,406         47,875
----------------------------------------------------------------------------------------------------------------------------------
Total investment income                      1,233,429       3,162,971      3,418,990     2,254,185     1,051,756      1,852,017
----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees (Note 3)            113,719         295,809        326,902       233,421       103,769        152,022
  Chief compliance officer fees                  5,515           5,515          5,515         5,515         5,515          5,515
  Trustee fees                                   5,491           5,491          5,491         5,491         5,491          5,491
  Legal fees                                     2,667           2,667          2,667         2,667         2,667          2,667
  Miscellaneous fees                               416             242            358           199           283            521
----------------------------------------------------------------------------------------------------------------------------------
Total expenses                                 127,808         309,724        340,933       247,293       117,725        166,216
----------------------------------------------------------------------------------------------------------------------------------
  Expense reimbursements/waivers
    (Note 3)                                   (14,096)        (13,952)       (14,054)      (13,930)      (14,021)       (14,200)
----------------------------------------------------------------------------------------------------------------------------------
Net expenses                                   113,712         295,772        326,879       233,363       103,704        152,016
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                        1,119,717       2,867,199      3,092,111     2,020,822       948,052      1,700,001
==================================================================================================================================
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
  Investment transactions                      (26,037)       (214,589)      (216,857)     (377,076)     (103,211)      (218,991)
  Affiliated investment                            741           2,694          2,930         3,031         5,692            458
  In-kind redemptions                          949,597       1,712,052      2,750,551     2,521,375       781,304      1,278,758
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain                              924,301       1,500,157      2,536,624     2,147,330       683,785      1,060,225
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on
  investments                                4,405,494       5,930,487     13,056,165     6,862,215     2,797,244      1,522,996
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on
  investments                                5,329,795       7,430,644     15,592,789     9,009,545     3,481,029      2,583,221
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                 $6,449,512     $10,297,843    $18,684,900   $11,030,367    $4,429,081     $4,283,222
==================================================================================================================================

*    Commencement of investment operations.

                       See Notes to Financial Statements.


                                         WisdomTree Domestic Dividend Funds   55

Statements of Changes in Net Assets

WisdomTree Domestic Dividend Funds

For the Period June 16, 2006* through March 31, 2007

==================================================================================================================================
                                             WisdomTree     WisdomTree     WisdomTree    WisdomTree     WisdomTree     WisdomTree
                                               Total      High-Yielding     LargeCap      Dividend        MidCap        SmallCap
                                           Dividend Fund   Equity Fund   Dividend Fund  Top 100 Fund  Dividend Fund  Dividend Fund
----------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS:
  Net investment income                    $  1,119,717   $  2,867,199   $  3,092,111   $  2,020,822   $   948,052   $  1,700,001
  Net realized gain on investments              924,301      1,500,157      2,536,624      2,147,330       683,785      1,060,225
  Net change unrealized appreciation
    on investments                            4,405,494      5,930,487     13,056,165      6,862,215     2,797,244      1,522,996
----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
  operations                                  6,449,512     10,297,843     18,684,900     11,030,367     4,429,081      4,283,222
==================================================================================================================================
DIVIDENDS AND DISTRIBUTIONS:
  Net investment income                      (1,068,528)    (2,704,035)    (2,943,539)    (1,882,933)     (863,134)    (1,374,057)
  Capital gains                                      --             --             --             --        (4,321)            --
----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions            (1,068,528)    (2,704,035)    (2,943,539)    (1,882,933)     (867,455)    (1,374,057)
==================================================================================================================================
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sales of shares          97,974,095    217,820,154    342,647,539    220,320,803    83,384,228    126,413,016
  Cost of shares redeemed                   (13,661,776)   (19,544,480)   (25,054,903)   (41,464,549)   (8,617,860)   (17,379,628)
----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
  capital share transactions                 84,312,319    198,275,674    317,592,636    178,856,254    74,766,368    109,033,388
==================================================================================================================================
Net Increase in Net Assets                   89,693,303    205,869,482    333,333,997    188,003,688    78,327,994    111,942,553
==================================================================================================================================
NET ASSETS:
Beginning of period                        $      5,000   $      5,000   $      5,000   $      5,000   $     5,000   $      5,000
End of period                              $ 89,698,303   $205,874,482   $333,338,997   $188,008,688   $78,332,994   $111,947,553
==================================================================================================================================
Undistributed net investment
  income included in net assets
  at end of period                         $     50,765   $    160,472   $    148,572   $    137,889   $    84,918   $    316,732
==================================================================================================================================
SHARES CREATED AND REDEEMED:
  Shares created                              1,800,100      3,900,100      6,200,100      3,900,100     1,500,100      2,250,100
  Shares redeemed                              (250,100)      (350,100)      (450,100)      (750,100)     (150,100)      (300,100)
----------------------------------------------------------------------------------------------------------------------------------
Net increase in shares outstanding            1,550,000      3,550,000      5,750,000      3,150,000     1,350,000      1,950,000
==================================================================================================================================

*    Commencement of investment operations.

                       See Notes to Financial Statements.


56   WisdomTree Domestic Dividend Funds

Financial Highlights

WisdomTree Domestic Dividend Funds

March 31, 2007

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

================================================================================
                                                                 For the period
                                                                June 16, 2006(1)
                                                                    through
WisdomTree Total Dividend Fund                                   March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                              $  50.32
--------------------------------------------------------------------------------
Investment operations:
  Net investment income(2)                                            1.18
  Net realized and unrealized gain                                    7.28
--------------------------------------------------------------------------------
Total from investment operations                                      8.46
--------------------------------------------------------------------------------
Dividends to shareholders:
  Net investment income                                              (0.91)
--------------------------------------------------------------------------------
Total dividends to shareholders                                      (0.91)
--------------------------------------------------------------------------------
Net asset value, end of period                                    $  57.87
================================================================================
TOTAL RETURN(3)                                                      16.84%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                         $ 89,698
Ratio to average net assets of:
  Expenses, net of expense reimbursements/waivers                     0.28%(4)
  Expenses, prior to expense reimbursements/waivers                   0.31%(4)
  Net investment income                                               2.76%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                              12%
================================================================================

================================================================================
                                                                 For the period
                                                                June 16, 2006(1)
                                                                    through
WisdomTree High-Yielding Equity Fund                             March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                              $  50.01
--------------------------------------------------------------------------------
Investment operations:
  Net investment income(2)                                            1.56
  Net realized and unrealized gain                                    7.54
--------------------------------------------------------------------------------
Total from investment operations                                      9.10
--------------------------------------------------------------------------------
Dividends to shareholders:
  Net investment income                                              (1.12)
--------------------------------------------------------------------------------
Total dividends to shareholders                                      (1.12)
--------------------------------------------------------------------------------
Net asset value, end of period                                    $  57.99
================================================================================
TOTAL RETURN(3)                                                      18.23%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                         $205,874
Ratio to average net assets of:
  Expenses, net of expense reimbursements/waivers                     0.38%(4)
  Expenses, prior to expense reimbursements/waivers                   0.40%(4)
  Net investment income                                               3.68%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                              11%
================================================================================

(1)  Commencement of investment operations.

(2)  Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor (Note 3).

(4)  Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

                       See Notes to Financial Statements.


                                         WisdomTree Domestic Dividend Funds   57

WisdomTree Domestic Dividend Funds

March 31, 2007

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

================================================================================
                                                                 For the period
                                                                June 16, 2006(1)
                                                                    through
WisdomTree LargeCap Dividend Fund                                March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                              $  50.34
--------------------------------------------------------------------------------
Investment operations:
  Net investment income(2)                                            1.11
  Net realized and unrealized gain                                    7.32
--------------------------------------------------------------------------------
Total from investment operations                                      8.43
--------------------------------------------------------------------------------
Dividends to shareholders:
  Net investment income                                              (0.80)
--------------------------------------------------------------------------------
Total dividends to shareholders                                      (0.80)
--------------------------------------------------------------------------------
Net asset value, end of period                                    $  57.97
================================================================================
TOTAL RETURN(3)                                                      16.77%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                         $333,339
Ratio to average net assets of:
  Expenses, net of expense reimbursements/waivers                     0.28%(4)
  Expenses, prior to expense reimbursements/waivers                   0.29%(4)
  Net investment income                                               2.65%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                              13%
================================================================================

================================================================================
                                                                 For the period
                                                                June 16, 2006(1)
                                                                    through
WisdomTree Dividend Top 100 Fund                                 March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                              $  50.12
--------------------------------------------------------------------------------
Investment operations:
  Net investment income(2)                                            1.40
  Net realized and unrealized gain                                    9.09
--------------------------------------------------------------------------------
Total from investments operations                                    10.49
--------------------------------------------------------------------------------
Dividends to shareholders:
  Net investment income                                              (0.92)
--------------------------------------------------------------------------------
Total dividends to shareholders                                      (0.92)
--------------------------------------------------------------------------------
Net asset value, end of period                                    $  59.69
================================================================================
TOTAL RETURN(3)                                                      20.99%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                         $188,009
Ratio to average net assets of:
  Expenses, net of expense reimbursements/waivers                     0.38%(4)
  Expenses, prior to expense reimbursements/waivers                   0.40%(4)
  Net investment income                                               3.29%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                              21%
================================================================================

(1)  Commencement of investment operations.

(2)  Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor (Note 3).

(4)  Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

                       See Notes to Financial Statements.


58   WisdomTree Domestic Dividend Funds

Financial Highlights (concluded)

WisdomTree Domestic Dividend Funds

March 31, 2007

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

================================================================================
                                                                 For the period
                                                                June 16, 2006(1)
                                                                    through
WisdomTree MidCap Dividend Fund                                  March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                              $  50.21
--------------------------------------------------------------------------------
Investment operations:
  Net investment income(2)                                            1.45
  Net realized and unrealized gain                                    7.41
--------------------------------------------------------------------------------
Total from investment operations                                      8.86
--------------------------------------------------------------------------------
Dividends and distributions to shareholders:
  Net investment income                                              (1.04)
  Capital gains                                                      (0.01)
--------------------------------------------------------------------------------
Total dividends and distributions to shareholders                    (1.05)
--------------------------------------------------------------------------------
Net asset value, end of period                                    $  58.02
================================================================================
TOTAL RETURN(3)                                                      17.71%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                         $ 78,333
Ratio to average net assets of:
  Expenses, net of expense reimbursements/waivers                     0.38%(4)
  Expenses, prior to expense reimbursements/waivers                   0.43%(4)
  Net investment income                                               3.47%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                              12%
================================================================================

================================================================================
                                                                 For the period
                                                                June 16, 2006(1)
                                                                    through
WisdomTree SmallCap Dividend Fund                                March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                              $  50.24
--------------------------------------------------------------------------------
Investment operations:
  Net investment income(2)                                            1.79
  Net realized and unrealized gain                                    6.65
--------------------------------------------------------------------------------
Total from investments operations                                     8.44
--------------------------------------------------------------------------------
Dividends to shareholders:
  Net investment income                                              (1.27)
--------------------------------------------------------------------------------
Total dividends to shareholders                                      (1.27)
--------------------------------------------------------------------------------
Net asset value, end of period                                    $  57.41
================================================================================
TOTAL RETURN(3)                                                      16.88%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                         $111,948
Ratio to average net assets of:
  Expenses, net of expense reimbursements/waivers                     0.38%(4)
  Expenses, prior to expense reimbursements/waivers                   0.42%(4)
  Net investment income                                               4.25%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                              16%
================================================================================

(1)  Commencement of investment operations.

(2)  Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor (Note 3).

(4)  Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

                       See Notes to Financial Statements.


                                         WisdomTree Domestic Dividend Funds   59

Notes to Financial Statements

1. ORGANIZATION

WisdomTree Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of March 31, 2007, the Trust offered 36 investment funds (each a "Fund", collectively, the "Funds"). Each Fund is considered to be non-diversified. The Funds commenced operations on June 16, 2006, with the exception of the international dividend sector funds and domestic earnings funds that commenced operations on October 13, 2006 and February 23, 2007, respectively.

These financial statements relate only to the WisdomTree Dividend Top 100 Fund ("Dividend Top 100 Fund"), WisdomTree High-Yielding Equity Fund ("High-Yielding Equity Fund"), WisdomTree LargeCap Dividend Fund ("LargeCap Dividend Fund"), WisdomTree MidCap Dividend Fund ("MidCap Dividend Fund"), WisdomTree SmallCap Dividend Fund ("SmallCap Dividend Fund"), and WisdomTree Total Dividend Fund ("Total Dividend Fund"), together the "Domestic Dividend Funds."

Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index ("Index") developed by WisdomTree Investments, Inc. ("Wisdom Tree Investments"). Each Index consists of dividend paying securities in the market suggested by its name that meet specific criteria developed by WisdomTree Investments. "WisdomTree", "WisdomTree Investments", and "Dividend Top 100"are service marks of WisdomTree Investments licensed for use by the Trust. WisdomTree Investments has patent applications pending on the methodology and operation of its Indexes and the Funds.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles ("U.S. GAAP"), requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a) Investment Valuation - The Net Asset Value ("NAV") of each Fund's shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund's net assets by the number of Fund shares outstanding. Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) Investment Transactions - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c) Investment Income - Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

(d) Expenses/Reimbursements - WisdomTree Asset Management ("WTA") has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements


60   WisdomTree Domestic Dividend Funds
in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees;
(v) compensation and expenses of the Trust's chief compliance officer; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTA. Pursuant to a separate contractual arrangement WTA has agreed to pay the expenses described in (iii), (iv) and (v) through July 31, 2007.

(e) Security Lending - Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds' securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund's securities if the borrower defaults.

The securities lending income earned by the Funds is disclosed on the Statements of Operations.

(f) Dividends and Distributions to Shareholders - It is each Fund's policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company ("RIC") under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital.

(g) Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include short-term obligations issued by the U.S. Government, negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.


                                         WisdomTree Domestic Dividend Funds   61

3. ADVISER FEES AND TRANSACTIONS

Adviser Fees - WTA provides investment management services to each Fund pursuant to an Investment Advisory Agreement between the Trust and WTA. As compensation for services rendered, facilities furnished, and expenses borne by WTA, each Fund pays WTA a fee, as listed below, which is accrued daily and paid monthly, based on the average daily net assets of the Fund.

                  ==============================================
                  Fund                                  Fee Rate
                  ----------------------------------------------
                  Total Dividend Fund                     0.28%
                  ----------------------------------------------
                  High-Yielding Equity Fund               0.38
                  ----------------------------------------------
                  LargeCap Dividend Fund                  0.28
                  ----------------------------------------------
                  Dividend Top 100 Fund                   0.38
                  ----------------------------------------------
                  MidCap Dividend Fund                    0.38
                  ----------------------------------------------
                  SmallCap Dividend Fund                  0.38
                  ----------------------------------------------

For the period ended March 31, 2007, the advisory expense reimbursements were as follows:

                  ==============================================
                                                Advisory Expense
                  Fund                          Reimbursements
                  ----------------------------------------------
                  Total Dividend Fund                $14,096
                  ----------------------------------------------
                  High-Yielding Equity Fund           13,952
                  ----------------------------------------------
                  LargeCap Dividend Fund              14,054
                  ----------------------------------------------
                  Dividend Top 100 Fund               13,930
                  ----------------------------------------------
                  MidCap Dividend Fund                14,021
                  ----------------------------------------------
                  SmallCap Dividend Fund              14,200
                  ----------------------------------------------

Each Fund may purchase shares of an affiliated exchange traded fund(s) in secondary market transactions. For the period ending March 31, 2007, the following affiliated transactions occurred:

====================================================================================================================
Fund                        Correlated Investment       Purchases   Sales Proceeds   Interest Income   Realized Gain
--------------------------------------------------------------------------------------------------------------------
Total Dividend Fund         LargeCap Dividend Fund       $ 39,088      $ 39,829            $--             $  741
--------------------------------------------------------------------------------------------------------------------
High-Yielding Equity Fund   Dividend Top 100 Fund         152,281       154,975             --              2,694
--------------------------------------------------------------------------------------------------------------------
LargeCap Dividend Fund      Total Dividend Fund           127,683       130,613             --              2,930
--------------------------------------------------------------------------------------------------------------------
Dividend Top 100 Fund       High-Yielding Equity Fund     246,573       249,604             --              3,031
--------------------------------------------------------------------------------------------------------------------
MidCap Dividend Fund        Total Dividend Fund           223,061       228,753             --              5,692
--------------------------------------------------------------------------------------------------------------------
SmallCap Dividend Fund      Total Dividend Fund            22,205        22,663             --                458
--------------------------------------------------------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 2007, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund's underlying index and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.


62   WisdomTree Domestic Dividend Funds

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind purchases and redemptions and short-term investments) for the period ended March 31, 2007 were as follows:

================================================================================
Fund                                                    Purchases         Sales
--------------------------------------------------------------------------------
Total Dividend Fund                                    $ 6,618,164   $ 6,547,139
--------------------------------------------------------------------------------
High-Yielding Equity Fund                               11,260,919    11,531,363
--------------------------------------------------------------------------------
LargeCap Dividend Fund                                  20,311,305    19,995,155
--------------------------------------------------------------------------------
Dividend Top 100 Fund                                   17,538,899    17,677,792
--------------------------------------------------------------------------------
MidCap Dividend Fund                                     4,335,757     4,500,098
--------------------------------------------------------------------------------
SmallCap Dividend Fund                                   8,497,841     9,045,388
--------------------------------------------------------------------------------

For the period ended March 31, 2007, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

================================================================================
Fund                                                    Purchases    Redemptions
--------------------------------------------------------------------------------
Total Dividend Fund                                   $ 95,073,060   $10,981,115
--------------------------------------------------------------------------------
High-Yielding Equity Fund                              216,924,144    18,889,220
--------------------------------------------------------------------------------
LargeCap Dividend Fund                                 340,429,717    23,634,035
--------------------------------------------------------------------------------
Dividend Top 100 Fund                                  218,903,653    40,259,595
--------------------------------------------------------------------------------
MidCap Dividend Fund                                    81,783,084     6,926,910
--------------------------------------------------------------------------------
SmallCap Dividend Fund                                 123,870,024    14,129,645
--------------------------------------------------------------------------------

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

6. FEDERAL INCOME TAXES

At March 31, 2007, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

=====================================================================================
                                              Gross          Gross           Net
                                            Unrealized     Unrealized     Unrealized
Fund                          Tax Cost     Appreciation   Depreciation   Appreciation
-------------------------------------------------------------------------------------
Total Dividend Fund         $ 86,341,694    $ 5,112,981    $  (764,674)   $ 4,348,307
-------------------------------------------------------------------------------------
High-Yielding Equity Fund    208,130,400      8,441,855     (2,559,433)     5,882,422
-------------------------------------------------------------------------------------
LargeCap Dividend Fund       330,470,067     14,844,437     (1,892,937)    12,951,500
-------------------------------------------------------------------------------------
Dividend Top 100 Fund        195,400,001      8,847,823     (2,248,343)     6,599,480
-------------------------------------------------------------------------------------
MidCap Dividend Fund          78,699,966      3,823,915     (1,050,037)     2,773,878
-------------------------------------------------------------------------------------
SmallCap Dividend Fund       120,110,974      4,945,016     (3,478,771)     1,466,245
-------------------------------------------------------------------------------------

At March 31, 2007, the components of accumulated earnings/loss on a tax-basis were as follows:

====================================================================================================
                                                Undistributed
                             Undistributed    Capital and Other   Net Unrealized   Total Accumulated
Fund                        Ordinary Income     Gains/(Losses)     Appreciation        Earnings
----------------------------------------------------------------------------------------------------
Total Dividend Fund             $ 63,493          $  19,587         $ 4,348,307       $ 4,431,387
----------------------------------------------------------------------------------------------------
High-Yielding Equity Fund        160,472           (161,138)          5,882,422         5,881,756
----------------------------------------------------------------------------------------------------
LargeCap Dividend Fund           148,572           (109,262)         12,951,500        12,990,810
----------------------------------------------------------------------------------------------------
Dividend Top 100 Fund            137,889           (111,310)          6,599,480         6,626,059
----------------------------------------------------------------------------------------------------
MidCap Dividend Fund              84,918            (78,474)          2,773,878         2,780,322
----------------------------------------------------------------------------------------------------
SmallCap Dividend Fund           316,732           (152,570)          1,466,245         1,630,407
----------------------------------------------------------------------------------------------------


                                           WisdomTree Domestic Dividend Funds 63

The tax character of distributions paid during the period ended March 31, 2007, was as follows:

================================================================================
                                         Distributions Paid   Distributions Paid
                                            from Ordinary       from Long-Term
Fund                                           Income*          Capital Gains
--------------------------------------------------------------------------------
Total Dividend Fund                          $1,068,528             $   --
--------------------------------------------------------------------------------
High-Yielding Equity Fund                     2,704,035                 --
--------------------------------------------------------------------------------
LargeCap Dividend Fund                        2,943,539                 --
--------------------------------------------------------------------------------
Dividend Top 100 Fund                         1,882,933                 --
--------------------------------------------------------------------------------
MidCap Dividend Fund                            863,134              4,321
--------------------------------------------------------------------------------
SmallCap Dividend Fund                        1,374,057                 --
--------------------------------------------------------------------------------

*    Includes short-term capital gains.

At March 31, 2007, for Federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains through the years indicated. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

                  =============================================
                                                Capital Loss
                                              Available Through
                  Fund                              2015
                  ---------------------------------------------
                  Total Dividend Fund              $    --
                  ---------------------------------------------
                  High-Yielding Equity Fund          4,934
                  ---------------------------------------------
                  LargeCap Dividend Fund             5,452
                  ---------------------------------------------
                  Dividend Top 100 Fund             16,309
                  ---------------------------------------------
                  MidCap Dividend Fund                  --
                  ---------------------------------------------
                  SmallCap Dividend Fund            44,705
                  ---------------------------------------------

Capital losses incurred after October 31 ("post-October losses") and within the taxable year are deemed to arise on the first business day of each Fund's next taxable year.

During the period ended March 31, 2007, the following Funds incurred and will elect to defer net post-October losses as follows:

                  =============================================
                                                  Post-October
                  Fund                           Capital Losses
                  ---------------------------------------------
                  Total Dividend Fund               $     --
                  ---------------------------------------------
                  High-Yielding Equity Fund          156,204
                  ---------------------------------------------
                  LargeCap Dividend Fund             103,810
                  ---------------------------------------------
                  Dividend Top 100 Fund               95,001
                  ---------------------------------------------
                  MidCap Dividend Fund                78,474
                  ---------------------------------------------
                  SmallCap Dividend Fund             107,865
                  ---------------------------------------------

At March 31, 2007, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

================================================================================
                           Undistributed Net   Accumulated Net
Fund                        Investment Loss     Realized Loss    Paid-in Capital
--------------------------------------------------------------------------------
Total Dividend Fund             $  (424)         $  (949,173)      $  949,597
--------------------------------------------------------------------------------
High-Yielding Equity Fund        (2,692)          (1,709,360)       1,712,052
--------------------------------------------------------------------------------
LargeCap Dividend Fund             --             (2,750,551)       2,750,551
--------------------------------------------------------------------------------
Dividend Top 100 Fund              --             (2,521,375)       2,521,375
--------------------------------------------------------------------------------
MidCap Dividend Fund               --               (781,304)         781,304
--------------------------------------------------------------------------------
SmallCap Dividend Fund           (9,212)          (1,269,546)       1,278,758
--------------------------------------------------------------------------------


64   WisdomTree Domestic Dividend Funds

Notes to Financial Statements (concluded)

These differences are primarily due to redemptions-in-kind and the tax treatment of income earned from investments in partnerships.

7. NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing a fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the Securities and Exchange Commission notified the industry that the implementation of FIN 48 must be incorporated no later than the last day on which a NAV is calculated preceding a fund's 2007 semi-annual report (i.e. September 28, 2007 for the funds). At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

On September 15, 2006, the FASB released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") which provides enhanced guidance for measuring fair value. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007. At this time, management is evaluating the implications of FAS 157 and its impact in the financial statements has not yet been determined.


                                         WisdomTree Domestic Dividend Funds   65

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of WisdomTree Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of WisdomTree Total Dividend Fund, WisdomTree High-Yielding Equity Fund, WisdomTree LargeCap Dividend Fund, WisdomTree Dividend Top 100 Fund, WisdomTree MidCap Dividend Fund and WisdomTree SmallCap Dividend Fund (six of the investment funds constituting the WisdomTree Trust (the "Trust")) as of March 31, 2007, and the related statements of operations and changes in net assets and financial highlights for the period June 16, 2006 (commencement of investment operations) through March 31, 2007. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WisdomTree Total Dividend Fund, WisdomTree High-Yielding Equity Fund, WisdomTree LargeCap Dividend Fund, WisdomTree Dividend Top 100 Fund, WisdomTree MidCap Dividend Fund and WisdomTree SmallCap Dividend Fund of WisdomTree Trust at March 31, 2007, the results of their operations, the changes in their net assets and the financial highlights for the period June 16, 2006 (commencement of investment operations) through March 31, 2007, in conformity with U.S. generally accepted accounting principles.


                                         /s/ Ernst & Young LLP

New York, New York
May 21, 2007


66   WisdomTree Domestic Dividend Funds

Approval of Investment Advisory and Sub-Advisory Agreement (unaudited)

The Board of Trustees of the Trust, including a majority of the Independent Trustees, has the responsibility under the 1940 Act to approve the Trust's Investment Advisory Agreement and Sub-Advisory Agreement (collectively, the "Investment Advisory Agreements"). In addition, the Trust's Board of Trustees will receive, review and evaluate information concerning the services and personnel of the Investment Adviser and the Sub-Adviser at each quarterly meeting of the Board of Trustees. While particular emphasis will be placed on information concerning profitability, comparability of fees and total expenses, and the Trust's investment performance at any future meeting at which a renewal of the Investment Advisory Agreements is considered, the process of evaluating the Investment Adviser and the Sub-Adviser and the Trust's investment arrangements is an ongoing one. In this regard, the Board's consideration of the nature, extent and quality of the services to be provided by the Investment Adviser and the Sub-Adviser under the Investment Advisory Agreements will include deliberations at future quarterly meetings.

Approval of Investment Advisory Agreement. The Trust and the Investment Adviser have entered into an investment advisory agreement (the "Advisory Agreement"). At meetings held on February 21, 2006 and May 25, 2006, the Board of Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreement with WisdomTree Asset Management ("WTA") with respect to the Funds. In approving the Advisory Agreement with WTA, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality and extent of the services to be provided to the Funds by WTA; (2) WTA's personnel and operations; (3) WTA's financial condition; (4) the level and method of computing each Fund's advisory fee; (5) the possibility of "fall-out" benefits to WTA and its affiliates (i.e., ancillary benefits that may be realized by WTA or its affiliates from WTA's relationship with the Funds); (6) the anticipated effect of growth and size on each Fund's performance and expenses; and (7) possible conflicts of interest.

The Board also considered the nature and quality of the services to be provided by WTA to the Funds, recognizing WTA's operational capabilities and resources. The Board also noted the extensive responsibilities that WTA has as investment adviser to the Funds, including the selection of the Funds' sub-adviser and oversight of the sub-adviser's compliance with Fund policies and objectives, oversight of general Fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Funds.

The Board gave substantial consideration to the fees payable under the Advisory Agreement. In this connection, the Board evaluated the personnel, systems and equipment necessary to manage the Funds and the costs associated with compensating the sub-adviser. The Board also examined the fees to be paid by each Fund in light of fees paid to other investment managers by comparable funds and the method of computing each Fund's fee. After comparing the fees with those of comparable funds and in light of the quality and extent of services to be provided and the costs anticipated to be incurred by WTA, the Board concluded that the level of the fees paid to WTA with respect to each Fund is fair and reasonable.

The Board also approved the Sub-Advisory Agreement with the sub-adviser to the Funds, BNY Investment Advisors ("BNYIA"), using the same criteria it used for WTA. The Board considered BNYIA's operational capabilities and resources and BNYIA's experience in serving as an adviser to ETFs, noting that BNYIA currently provides investment advisory and management services to other ETFs. The Board also evaluated the performance of comparable funds managed by BNYIA in comparison to a peer group, and the expertise and performance of the BNYIA personnel. The Board also noted that The Bank of New York ("BNY"), an affiliate of BNYIA, was proposed to serve as the Funds' administrator, accountant, custodian and transfer agent and will receive compensation for acting in these capacities and will be responsible for, among other things, coordinating the Funds' audits, financial statements and tax returns, managing expenses and budgeting for the Funds, processing trades on behalf of each Fund and custodying Fund assets. As such, the Board concluded that the benefits accruing to BNYIA and its affiliates by virtue of their relationship to the Trust are reasonable and fair in comparison with the anticipated costs of providing the relevant services. The Board noted that WTA, not the Funds, pays the fees to BNYIA under the Sub-Advisory Agreement.

Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of WTA and BNYIA, the Board determined that the approval of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of each Fund. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, with the assistance of independent counsel, approved the Advisory Agreement and Sub-Advisory Agreement.


                                         WisdomTree Domestic Dividend Funds   67

Frequency Distribution of Discounts & Premiums (unaudited)

The chart below presents information about differences between the per share net asset value ("NAV") of each Fund and the market trading price of shares of each Fund. For these purposes, the "market price" is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. The term "premium" is sometimes used to describe a market price in excess of NAV and the term "discount" is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange traded funds, the market price of Fund shares is typically slightly higher or lower than the Fund's per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors' assessments of the underlying value of a Fund's portfolio securities.

====================================================================================================================================
                                                                                  Market Price Above or      Market Price Below Net
                                                                                Equal to Net Asset Value          Asset Value
---------------------------------------------------------------------------------------------------------  -------------------------
                                                                 Basis Point      Number   Percentage of      Number    Percentage
                                                                Differential*    of Days     Total Days      of Days   of Total Days
------------------------------------------------------------------------------------------------------------------------------------
WisdomTree Total Dividend Fund
June 16, 2006** - March 31, 2007                                    0 - 24.9       108          54.54%          85         42.93%
                                                                --------------------------------------------------------------------
                                                                   25 - 49.9         2           1.01%           2          1.01%
                                                                --------------------------------------------------------------------
                                                                   50 - 74.9         0           0.00%           0          0.00%
                                                                --------------------------------------------------------------------
                                                                  75 - 100.0         0           0.00%           0          0.00%
                                                                --------------------------------------------------------------------
                                                                      >100.0         1           0.51%           0          0.00%
                                                                --------------------------------------------------------------------
                                                                       Total       111          56.06%          87         43.94%
====================================================================================================================================
WisdomTree High-Yielding Equity Fund
June 16, 2006** - March 31, 2007                                    0 - 24.9       106          53.54%          90         45.45%
                                                                --------------------------------------------------------------------
                                                                   25 - 49.9         2           1.01%           0          0.00%
                                                                --------------------------------------------------------------------
                                                                   50 - 74.9         0           0.00%           0          0.00%
                                                                --------------------------------------------------------------------
                                                                  75 - 100.0         0           0.00%           0          0.00%
                                                                --------------------------------------------------------------------
                                                                      >100.0         0           0.00%           0          0.00%
                                                                --------------------------------------------------------------------
                                                                       Total       108          54.55%          90         45.45%
====================================================================================================================================
WisdomTree LargeCap Dividend Fund
June 16, 2006** - March 31, 2007                                    0 - 24.9       139          70.19%          43         21.71%
                                                                --------------------------------------------------------------------
                                                                   25 - 49.9         9           4.55%           3          1.52%
                                                                --------------------------------------------------------------------
                                                                   50 - 74.9         1           0.51%           0          0.00%
                                                                --------------------------------------------------------------------
                                                                  75 - 100.0         0           0.00%           0          0.00%
                                                                --------------------------------------------------------------------
                                                                      >100.0         3           1.52%           0          0.00%
                                                                --------------------------------------------------------------------
                                                                       Total       152          76.77%          46         23.23%
====================================================================================================================================
WisdomTree Dividend Top 100 Fund
June 16, 2006** - March 31, 2007                                    0 - 24.9       127          64.14%          44         22.22%
                                                                --------------------------------------------------------------------
                                                                   25 - 49.9        17           8.59%           4          2.02%
                                                                --------------------------------------------------------------------
                                                                   50 - 74.9         0           0.00%           0          0.00%
                                                                --------------------------------------------------------------------
                                                                  75 - 100.0         2           1.01%           0          0.00%
                                                                --------------------------------------------------------------------
                                                                      >100.0         4           2.02%           0          0.00%
                                                                --------------------------------------------------------------------
                                                                       Total       150          75.76%          48         24.24%
====================================================================================================================================
WisdomTree MidCap Dividend Fund
June 16, 2006** - March 31, 2007                                    0 - 24.9       124          62.62%          59         29.79%
                                                                --------------------------------------------------------------------
                                                                   25 - 49.9         6           3.03%           0          0.00%
                                                                --------------------------------------------------------------------
                                                                   50 - 74.9         3           1.52%           0          0.00%
                                                                --------------------------------------------------------------------
                                                                  75 - 100.0         1           0.51%           0          0.00%
                                                                --------------------------------------------------------------------
                                                                      >100.0         4           2.02%           1          0.51%
                                                                --------------------------------------------------------------------
                                                                       Total       138          69.70%          60         30.30%
====================================================================================================================================
WisdomTree SmallCap Dividend Fund
June 16, 2006** - March 31, 2007                                    0 - 24.9       108          54.54%          74         37.37%
                                                                --------------------------------------------------------------------
                                                                   25 - 49.9         8           4.04%           2          1.01%
                                                                --------------------------------------------------------------------
                                                                   50 - 74.9         0           0.00%           0          0.00%
                                                                --------------------------------------------------------------------
                                                                  75 - 100.0         1           0.51%           0          0.00%
                                                                --------------------------------------------------------------------
                                                                      >100.0         4           2.02%           1          0.51%
                                                                --------------------------------------------------------------------
                                                                       Total       121          61.11%          77         38.89%
====================================================================================================================================

*    A basis point equals one-hundredth of one percent (0.01%).
**   Commencement of investment operations.


68   WisdomTree Domestic Dividend Funds

Trustee and Officer Information (unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by WisdomTree Asset Management and other service providers. The Board of Trustees elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The Fund's Statement of Additional Information ("SAI") has additional information about the Funds' Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

The address of each Trustee and Officer is c/o WisdomTree Asset Management, Inc., 48 Wall Street, 11th Floor, New York, NY 10005.

Interested Trustee and Officers

                                                                                         Number of
                                                                                       Portfolios in
                                                                                           Fund
                                                                                          Complex
                                   Term of Office                                       Overseen by
Name                                 and Length        Principal Occupation(s)          Trustee and    Other Directorships Held
(year of birth)        Position    of Time Served      During the Past 5 Years            Officer       by Trustee and Officer
-------------------------------------------------------------------------------------------------------------------------------
Jonathan Steinberg   Trustee,      Trustee and      Chief Executive Officer of               36        None.
  (1964)             President*    Officer          WisdomTree Investments, Inc.
                                   since 2005       (formerly, Index Development
                                                    Partners, Inc.) and Director of
                                                    WisdomTree Investments, Inc.
                                                    (since 1989).

                                                    Chief Financial Officer of               36        None.
Marc Ruskin          Treasurer*,   Officer          WisdomTree Investments, Inc.
  (1952)             Assistant     since 2005       (formerly, Index Development
                     Secretary*                     Partners, Inc.); Chief Financial
                                                    Officer, RiskMetrics Group, Inc.
                                                    (2003 to 2004); Chief Financial
                                                    Officer of Cognet Corp. (1999
                                                    to 2002).

Richard Morris       Secretary*,   Officer          Deputy General Counsel of                36        None.
  (1967)             Chief         since 2005       WisdomTree Investments, Inc.
                     Legal                          (since 2005); Senior Counsel at
                     Officer*                       Barclays Global Investors, N.A.
                                                    (2002 to 2005); Counsel at
                                                    Barclays Global Investors, N.A.
                                                    (2000 to 2001).
-------------------------------------------------------------------------------------------------------------------------------

*    Elected by and serves at the pleasure of the Board of Trustees.


                                         WisdomTree Domestic Dividend Funds   69

Trustee and Officer Information (unaudited) (concluded)

Independent Trustees

                                                                                       Number of
                                                                                     Portfolios in
                                                                                         Fund
                                Term of Office                                          Complex               Other
Name                              and Length          Principal Occupation(s)         Overseen by      Directorships Held
(year of birth)     Position    of Time Served        During the Past 5 Years           Trustee      by Trustee and Officer
----------------------------------------------------------------------------------------------------------------------------
Gregory Barton     Trustee     Trustee           Executive Vice President of              36        None.
  (1961)*                      since 2006        Licensing and Legal Affairs,
                                                 General Counsel and Secretary
                                                 of Ziff Davis Media Inc. (since
                                                 2003); Executive Vice President
                                                 of Legal Affairs, General
                                                 Counsel and Secretary of Ziff
                                                 Davis Media Inc. (2002 to
                                                 2003); President (2001 to 2002),
                                                 Chief Financial Officer (2000 to
                                                 2002), Vice President of
                                                 Business Development (1999 to
                                                 2001) and General Counsel and
                                                 Secretary (1998 to 2002) of
                                                 WisdomTree Investments, Inc.
                                                 (formerly, Index Development
                                                 Partners, Inc.).

Toni Massaro       Trustee     Trustee           Dean at University of Arizona            36        None.
  (1955)**                     since 2006        James E. Rogers College of
                                                 Law (since 1999); Professor at
                                                 University of Arizona James E.
                                                 Rogers College of Law (since
                                                 1990).

Victor Ugolyn      Trustee,    Trustee           Private investor (since 2005);           36        Trustee on Board of
  (1947)           Chairman    since 2006        President and Chief Executive                      Trustees of Naismith
                   of the                        Officer of William D. Witter,                      Memorial Basketball
                   Board of                      Inc. (2005 to August 2006);                        Hall of Fame; Member
                   Trustees                      Consultant to AXA Enterprise in                    of the Board of Direc-
                                                 2004; Chairman, President and                      tors of William D.
                                                 Chief Executive Officer of                         Witter, Inc.; Member of
                                                 Enterprise Capital Management                      the Board of Overseers
                                                 (subsidiary of The MONY                            of the Hoover Institu-
                                                 Group, Inc.) and Enterprise                        tion at Stanford
                                                 Group of Funds, Chairman of                        University.
                                                 MONY Securities Corp., and
                                                 Chairman of the Fund Board of
                                                 Enterprise Group of Funds
                                                 (1991 to 2004).
----------------------------------------------------------------------------------------------------------------------------

*    Chairman of the Audit Committee.

**   Chairman of the Nominating Committee.


70   WisdomTree Domestic Dividend Funds

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds fiscal year ended March 31, 2007, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2008.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

                ================================================
                                              Qualified Dividend
                Fund                                Income
                ------------------------------------------------
                Total Dividend Fund               $1,058,554
                ------------------------------------------------
                High-Yielding Equity Fund          2,551,158
                ------------------------------------------------
                LargeCap Dividend Fund             3,032,852
                ------------------------------------------------
                Dividend Top 100 Fund              1,557,234
                ------------------------------------------------
                MidCap Dividend Fund                 647,020
                ------------------------------------------------
                SmallCap Dividend Fund               878,394
                ------------------------------------------------

The following represents the percentage of dividends that qualify for the 70% dividends received deduction for corporate shareholders:

                ================================================
                                              Dividends-Received
                Fund                              Deduction
                ------------------------------------------------
                Total Dividend Fund                  98.48%
                ------------------------------------------------
                High-Yielding Equity Fund            96.47
                ------------------------------------------------
                LargeCap Dividend Fund              100.00
                ------------------------------------------------
                Dividend Top 100 Fund                87.04
                ------------------------------------------------
                MidCap Dividend Fund                 85.95
                ------------------------------------------------
                SmallCap Dividend Fund               70.45
                ------------------------------------------------


                                         WisdomTree Domestic Dividend Funds   71

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to each Fund's portfolio securities, and information on how the Trust voted each Fund's proxies during the period ended June 30, 2006, is available without charge, upon request, (i) by calling 1-866-909-WISE;
(ii) on the Trust's website at www.wisdomtree.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and are available by calling the Trust at 1-866-909-WISE. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

Information about each Fund's portfolio holdings is available daily at www.wisdomtree.com.


72   WisdomTree Domestic Dividend Funds

                      [This page intentionally left blank.]

The WisdomTree Trust

Investment Adviser
WisdomTree Asset Management, Inc.
48 Wall Street, Suite 1100
New York, NY 10005

Investment Sub-Adviser
BNY Investment Advisors
1633 Broadway
New York, NY 10019

Administrator, Custodian & Transfer Agent
The Bank of New York
101 Barclay Street
New York, NY 10286

Distributor
ALPS Distributors, Inc.
1625 Broadway
Denver, CO 80202

Independent Registered Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

Legal Counsel
Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols:

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund (DTD)

WisdomTree High-Yielding Equity Fund (DHS)

WisdomTree Large Cap Dividend Fund (DLN)

WisdomTree Dividend Top 100 Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)


WisdomTree International Dividend Funds

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA High-Yielding Equity Fund (DTH)

WisdomTree Europe Total Dividend Fund (DEB)

WisdomTree Europe High-Yielding Equity Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Total Dividend Fund (DXJ)

WisdomTree Japan High-Yielding Equity Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Pacific ex-Japan Total Dividend Fund (DND)

WisdomTree Pacific ex-Japan High-Yielding Equity Fund (DNH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend Top 100 Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)


WisdomTree International Dividend Sector Funds

WisdomTree International Basic Material Sector Fund (DBN)

WisdomTree International Communications Sector Fund (DGG)

WisdomTree International Consumer Cyclical Sector Fund (DPC)

WisdomTree International Consumer Non-Cyclical Sector Fund (DPN)

WisdomTree International Energy Sector Fund (DKA)

WisdomTree International Financial Sector Fund (DRF)

WisdomTree International Health Care Sector Fund (DBR)

WisdomTree International Industrial Sector Fund (DDI)

WisdomTree International Technology Sector Fund (DBT)

WisdomTree International Utilities Sector Fund (DBU)


WisdomTree Domestic Earnings Funds

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree Earnings Top 100 Fund (EEZ)

WisdomTree Low P/E Fund (EZY)


The WisdomTree Funds are exchange traded funds ("ETFs") registered with the United States Securities and Exchange Commission ("SEC") as series of WisdomTree Trust ("Trust"). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the WisdomTree Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds' distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, or delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the funds carefully before investing. A prospectus, containing this and other information, is available at wisdomtree.com, or by calling 1-866-909-WISE
(9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you can not invest directly in an index.

In addition to the normal risks associated with investing, foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Funds focusing on a single country, sector, and/or funds that emphasize investments in smaller companies may experience greater price volatility. Transactions in fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the funds only in large amounts of 50,000 shares or more.

This is not part of the Annual Report.

[LOGO] WISDOMTREE(SM)

48 Wall Street, Suite 1100
New York, NY 10005
1.866.900.WISE (9473)
www.wisdomtree.com


WisdomTree Domestic Dividend ETFs

WisdomTree Total Dividend Fund

WisdomTree High-Yielding Equity Fund

WisdomTree LargeCap Dividend Fund

WisdomTree Dividend Top 100(SM) Fund

WisdomTree MidCap Dividend Fund

WisdomTree SmallCap Dividend Fund


This report when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current Fund Prospectus.

WisdomTree Fund shares are distributed by ALPS Distributors, Inc.

[LOGO] WISDOMTREE

WisdomTree Trust
Domestic Earnings Funds

WisdomTree Total Earnings Fund

WisdomTree Earnings 500 Fund

WisdomTree MidCap Earnings Fund

WisdomTree SmallCap Earnings Fund

WisdomTree Earnings Top 100 Fund

WisdomTree Low P/E Fund

Annual Report

For the period February 23, 2007 (commencement of investment operations) through March 31, 2007

Table of Contents

--------------------------------------------------------------------------------

      Letter to Shareholders ..............................................    1

      Management's Discussion of Funds' Performance .......................    2

      Performance Summaries ...............................................    4

      Shareholder Expense Examples ........................................   16

      Schedules of Investments

        WisdomTree Total Earnings Fund ....................................   18

        WisdomTree Earnings 500 Fund ......................................   30

        WisdomTree MidCap Earnings Fund ...................................   37

        WisdomTree SmallCap Earnings Fund .................................   46

        WisdomTree Earnings Top 100 Fund ..................................   57

        WisdomTree Low P/E Fund ...........................................   59

      Statements of Assets and Liabilities ................................   64

      Statements of Operations ............................................   65

      Statements of Changes in Net Assets .................................   66

      Financial Highlights ................................................   67

      Notes to the Financial Statements ...................................   70

      Report of Independent Registered Public Accounting Firm .............   75

      Approval of Investment Advisory and Sub-Advisory Agreement
      (unaudited) .........................................................   76

      Frequency Distribution of Discounts & Premiums (unaudited) ..........   77

      Trustee and Officers Information (unaudited) ........................   78

      Supplemental Information (unaudited) ................................   80

      General Information (unaudited) .....................................   81

"WisdomTree", "WisdomTree Investments" and "Dividend Top 100" are service marks of WisdomTree Investments, Inc. and are licensed for use by the Trust.

                      [This page intentionally left blank.]

Letter to Shareholders

Dear Shareholders:

It is a pleasure to report to you highlights for the funds of the WisdomTree Trust for the fiscal year ended March 31, 2007. The Trust's initial year of operations was marked by several milestones and industry firsts.

In less than a year, WisdomTree launched 36 exchange traded funds (ETFs) and quickly established itself as a market leader, with the broadest menu of fundamentally weighted ETFs issued in the U.S. WisdomTree believes that fundamentally weighted index funds, where initial index weights are anchored to a measure of fundamental value, such as earnings or dividends, have the potential to overcome what WisdomTree believes is an inherent flaw of market capitalization-weighted index funds: their tendency to overweight overvalued stocks, overvalued sectors and overvalued regions of the world. The historic launch of 20 ETFs on a single day in June of 2006 was a testament to WisdomTree's conviction in this idea. The June listing gave U.S. investors the opportunity, for the first time, to invest in dividend-weighted portfolios throughout the developed world. WisdomTree's international small cap and international high-yielding offerings were the first of their kind. In October of 2006, WisdomTree pioneered another industry first by launching ten pure international sector ETFs. These are derived from the WisdomTree DEFA Index, which measures the performance of dividend-paying companies in the developed world outside the U.S. and Canada. In February of 2007, WisdomTree unveiled six new domestic earnings-based ETFs to complement its existing domestic dividend family. Although weighting indexes by fundamental factors is not a new concept, it was commercialized nearly two decades ago, WisdomTree's application of the idea in the ETF format broke new ground. By March 31, 2007, assets under management in the WisdomTree Trust stood at approximately $3 billion, up from $1.5 billion at the end of 2006. Moreover, in the first quarter of 2007, WisdomTree took in approximately 13% of the net inflows into the U.S. ETF industry, according to an April 2007 Morgan Stanley report.

Just as our products have found quick acceptance in the market, WisdomTree's unique perspective is also changing the way advisors, fiduciaries and self-directed investors view indexing. WisdomTree is engaged in a pivotal debate that could redefine the direction of equity index investing, a debate which pivots on a key question: do fundamentally weighted index funds better serve investors than market capitalization-weighted index funds? In the years to come, fund performance data included in these reports will provide some of the real-time results necessary to help resolve this debate.

In the interim, WisdomTree is committed to leading the fundamentally weighted index category, giving equity investors a fundamental choice in every major region where they currently use a market capitalization-weighted index fund. We have resolved to do so through competitively priced ETFs designed to provide the transparency, liquidity and tax advantages that have made exchange traded funds so popular.

Although launching any new enterprise is never easy, our work has been aided by the conviction that we are serving investors and by the confidence you have shown in us. Thank you for your continued support.

Best Regards,


/s/ Jonathan Steinberg

Jonathan Steinberg
President, WisdomTree Trust
CEO, WisdomTree Asset Management, Inc.

The sources, opinions and forecasts expressed are as of March 31, 2007 and may not actually come to pass. This information is subject to change at any time based on market and other conditions and should not be construed as a recommendation of any specific security.


                                          WisdomTree Domestic Earnings Funds   1

Management's Discussion of Funds' Performance

The six domestic earnings-based ETFs introduced by the WisdomTree Trust give investors alternatives to market capitalization-weighted index funds in all major market capitalization segments of the U.S. equity market. The six ETFs discussed in this report track specific indexes that are derived from the WisdomTree Earnings Index, which measures the performance of generally profitable companies in the United States. Unlike ETFs that track traditional market capitalization-weighted indexes, WisdomTree's earnings-based ETFs are designed to track indexes that are weighted based on the earnings that companies produce. For ease of comparison, this report provides index performance data on each ETF's underlying WisdomTree Index and a comparable benchmark index.

WisdomTree's earnings-based ETFs were launched on February 23, 2007, just a few days before equity markets around the world were jolted by a precipitous drop in the Chinese stock market. Over the few remaining weeks of the fiscal year ended March 31, 2007, two of the six WisdomTree earnings-based funds outperformed their comparable market capitalization-weighted benchmark.

The broadest WisdomTree domestic earnings-based ETF, the WisdomTree Total Earnings Fund (EXT), had a cumulative total return of negative 1.79% from its inception on February 23, 2007 to March 31, 2007. EXT outperformed the Russell 3000 Index* by 0.30 percentage points over this time period. The best performing size segment of the WisdomTree Earnings Index for this period was the large-cap segment. The WisdomTree Earnings 500 Fund (EPS) lost 1.67% for the period, versus a 1.92% decline for the S&P 500 Index* over the same period. The worst-performing size segment for the earnings-based family over this period was the WisdomTree SmallCap Earnings Fund (EES). EES lost 3.92% of its value since its inception on February 23, 2007 through March 31, 2007, compared to a 2.98% decline in the Russell 2000 Index*.

The WisdomTree MidCap Earnings Fund (EZM) declined by 2.37% since its inception through March 31, 2007, underperforming the S&P MidCap 400 Index* by 0.29 percentage points over this period. Both the WisdomTree Low P/E Fund (EZY) and the WisdomTree Earnings Top 100 Fund (EEZ) lagged the Russell 1000 Value Index*, which declined by 1.29% over this period. EZY lost 1.69% of its value, underperforming the Russell 1000 Value Index by 0.4 percentage points; EEZ lost 1.39% of its value, underperforming the Russell 1000 Value Index by 0.1 percentage point for the period ended March 31, 2007.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results.

Fund returns are shown at NAV. Please see Performance Summaries on the subsequent pages for more complete performance information.

Fund performance assumes reinvestment of dividends and capital gain distributions. An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses. In comparison, the Funds' performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month end performance information visit www.wisdomtree.com.


2   WisdomTree Domestic Earnings Funds

The Russell 3000 Index measures the performance of the 3000 largest stocks in the U.S. market by market value; the Russell 1000 Value Index measures the performance of Russell 1000 companies with lower price to book ratios and lower forecasted growth values; the Russell 2000 Index measures the performance of the smallest 2000 companies in the Russell 3000 Index the Russell 2000 Index measures the performance of the smallest 2000 companies in the Russell 3000 Index; the S&P 500 Index is the Standard & Poor's composite index of 500 stocks; the S&P MidCap 400 Index is an unmanaged group of 400 domestic stocks chosen for market size, liquidity and industry group representation. Index performance information assumes the reinvestment of gross dividends and excludes management fees, transaction costs and expenses. You cannot invest directly in an index.

* Performance information for the Russell 3000 Index, Russell 1000 Value Index, S&P MidCap 400 Index, Russell 2000 Index and S&P 500 Index assumes the reinvestment of gross dividends and excludes management fees, transaction costs and expenses.


                                         WisdomTree Domestic Earnings Funds    3

Performance Summary

WisdomTree Total Earnings Fund

WisdomTree Total Earnings Fund seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree Earnings Index.

The WisdomTree Total Earnings Fund (EXT) returned -1.79% at NAV, since its inception on 2/23/2007 (for more complete performance information, please see below). Energy contributed most significantly to this performance; the sector comprised on average 14.09% of the Fund and returned 2.68% over the period. Chevron Corp. was the top contributor to performance for the period. Financials was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions.

Performance as of 3/31/07
================================================================================
                                                 Cumulative Total Return
--------------------------------------------------------------------------------
                                                          WisdomTree
                                     Net Asset   Market    Earnings     Russell
                                       Value      Price      Index    3000 Index
--------------------------------------------------------------------------------
Since Inception(1)                    (1.79)%    (1.80)%    (1.78)%    (2.09)%
--------------------------------------------------------------------------------
(1) Total returns are calculated based on the commencement of trading on the AMEX, February 23, 2007.

Comparison of Change in Value of a $10,000 Investment

Based on Net Asset Value as of 3/31/07

   [The following table was depicted as a line chart in the printed material.]

            WisdomTree Total     Russell
   Date       Earnings Fund     3000 Index
------------------------------------------
2/23/2007        $10,000         $10,000
2/28/2007        $ 9,692         $ 9,690
3/31/2007        $ 9,821         $ 9,791

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


4   WisdomTree Domestic Earnings Funds

Performance Summary (concluded)

WisdomTree Total Earnings Fund

Top Ten Holdings(2) as of 3/31/07
================================================================================
Description                              Shares   Market Value   % of Net Assets
--------------------------------------------------------------------------------
Exxon Mobil Corp.                        14,210    $1,072,144          4.4%
--------------------------------------------------------------------------------
Citigroup, Inc.                          10,450       536,503          2.2%
--------------------------------------------------------------------------------
Bank of America Corp.                     9,970       508,669          2.1%
--------------------------------------------------------------------------------
General Electric Co.                     14,210       499,284          2.0%
--------------------------------------------------------------------------------
Chevron Corp.                             6,420       474,823          1.9%
--------------------------------------------------------------------------------
ConocoPhillips                            6,060       414,201          1.7%
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                      6,820       329,952          1.3%
--------------------------------------------------------------------------------
Microsoft Corp.                          11,778       328,252          1.3%
--------------------------------------------------------------------------------
Pfizer, Inc.                             12,820       323,832          1.3%
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                     6,830       320,668          1.3%
--------------------------------------------------------------------------------
(2) The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

Industry Breakdown

% of the Fund's Net Assets as of 3/31/07+

   [The following table was depicted as a pie chart in the printed material.]
--------------------------------------------------------------------------------
Energy                                                                     14.6%
Diversified Financials                                                     11.0%
Capital Goods                                                               8.1%
Insurance                                                                   7.0%
Banks                                                                       6.3%
Pharmaceuticals, Biotechnology & Life Sciences                              5.8%
Food, Beverage & Tobacco                                                    4.7%
Technology Hardware & Equipment                                             4.5%
Utilities                                                                   4.1%
Materials                                                                   3.8%
Retailing                                                                   3.6%
Health Care Equipment & Services                                            3.6%
Software & Services                                                         3.6%
Other                                                                      19.3%
--------------------------------------------------------------------------------
+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.


                                         WisdomTree Domestic Earnings Funds    5

Performance Summary

WisdomTree Earnings 500 Fund

WisdomTree Earnings 500 Fund seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree Earnings 500 Index.

The WisdomTree Earnings 500 Fund (EPS) returned -1.67% at NAV, since its inception on 2/23/2007 (for more complete performance information, please see below). Energy contributed most significantly to this performance; the sector comprised on average 15.14% of the Fund and returned 2.61% over the period. Chevron Corp. was the top contributor to performance for the period. Financials was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions.

Performance as of 3/31/07
================================================================================
                                              Cumulative Total Return
--------------------------------------------------------------------------------
                                                         WisdomTree
                                   Net Asset   Market   Earnings 500      S&P
                                     Value      Price       Index      500 Index
--------------------------------------------------------------------------------
Since Inception(1)                  (1.67)%    (1.63)%     (1.64)%      (1.92)%
--------------------------------------------------------------------------------
(1) Total returns are calculated based on the commencement of trading on the AMEX, February 23, 2007.

Comparison of Change in Value of a $10,000 Investment

Based on Net Asset Value as of 3/31/07

   [The following table was depicted as a line chart in the printed material.]

            WisdomTree Earnings
  Date           500 Fund         S&P 500 Index
-----------------------------------------------
2/23/2007         $10,000            $10,000
2/28/2007         $ 9,695            $ 9,699
3/31/2007         $ 9,833            $ 9,808

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


6   WisdomTree Domestic Earnings Funds

Performance Summary (concluded)

WisdomTree Earnings 500 Fund

Top Ten Holdings(2)as of 3/31/07
================================================================================
Description                              Shares   Market Value   % of Net Assets
--------------------------------------------------------------------------------
Exxon Mobil Corp.                        13,280    $1,001,977          5.1%
--------------------------------------------------------------------------------
Citigroup, Inc.                           9,768       501,489          2.6%
--------------------------------------------------------------------------------
Bank of America Corp.                     9,336       476,323          2.4%
--------------------------------------------------------------------------------
General Electric Co.                     13,184       466,186          2.4%
--------------------------------------------------------------------------------
Chevron Corp.                             5,992       443,169          2.3%
--------------------------------------------------------------------------------
ConocoPhillips                            5,873       401,421          2.1%
--------------------------------------------------------------------------------
Microsoft Corp.                          11,279       314,346          1.6%
--------------------------------------------------------------------------------
Pfizer, Inc.                             12,293       310,521          1.6%
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                      6,376       308,471          1.6%
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                     6,431       301,936          1.5%
--------------------------------------------------------------------------------
(2) The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

Industry Breakdown

% of the Fund's Net Assets as of 3/31/07+

   [The following table was depicted as a pie chart in the printed material.]
--------------------------------------------------------------------------------
Energy                                                                     15.6%
Diversified Financials                                                     12.2%
Capital Goods                                                               7.9%
Insurance                                                                   7.1%
Pharmaceuticals, Biotechnology & Life Sciences                              6.4%
Banks                                                                       5.7%
Food, Beverage & Tobacco                                                    5.2%
Technology Hardware & Equipment                                             4.5%
Utilities                                                                   4.0%
Software & Services                                                         3.6%
Health Care Equipment & Services                                            3.4%
Retailing                                                                   3.3%
Materials                                                                   3.2%
Other                                                                      17.9%
--------------------------------------------------------------------------------
+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.


                                         WisdomTree Domestic Earnings Funds    7

Performance Summary

WisdomTree MidCap Earnings Fund

WisdomTree MidCap Earnings Fund seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree MidCap Earnings Index.

The WisdomTree MidCap Earnings Fund (EZM) returned -2.37% at NAV, since its inception on 2/23/2007 (for more complete performance information, please see below). Energy contributed most significantly to this performance; the sector comprised on average 8.54% of the Fund and returned 3.44% over the period. ImClone Systems Inc. was the top contributor to performance for the period. Financials was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions.

Performance as of 3/31/07
================================================================================
                                               Cumulative Total Return
--------------------------------------------------------------------------------
                                                        WisdomTree
                                Net Asset   Market   MidCap Earnings      S&P
                                  Value      Price        Index        400 Index
--------------------------------------------------------------------------------
Since Inception(1)               (2.37)%    (2.15)%      (2.29)%        (2.08)%
--------------------------------------------------------------------------------
(1) Total returns are calculated based on the commencement of trading on the AMEX, February 23, 2007.

Comparison of Change in Value of a $10,000 Investment

Based on Net Asset Value as of 3/31/07

   [The following table was depicted as a line chart in the printed material.]

                                   S&P
            WisdomTree MidCap      400
  Date       Earnings Fund        Index
------------------------------------------
2/23/2007       $10,000          $10,000
2/28/2007       $ 9,676          $ 9,662
3/31/2007       $ 9,763          $ 9,792

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


8   WisdomTree Domestic Earnings Funds

Performance Summary (concluded)

WisdomTree MidCap Earnings Fund

Top Ten Holdings(2) as of 3/31/07
================================================================================
Description                              Shares   Market Value   % of Net Assets
--------------------------------------------------------------------------------
Rite Aid Corp.                           11,190      $64,567           1.3%
--------------------------------------------------------------------------------
NVR, Inc.                                    50       33,251           0.7%
--------------------------------------------------------------------------------
Patterson-UTI Energy, Inc.                1,248       28,004           0.6%
--------------------------------------------------------------------------------
KB Home                                     640       27,309           0.6%
--------------------------------------------------------------------------------
Radian Group, Inc.                          460       25,246           0.5%
--------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The)            808       25,201           0.5%
--------------------------------------------------------------------------------
Allied Capital Corp.                        826       23,797           0.5%
--------------------------------------------------------------------------------
Steel Dynamics, Inc.                        528       22,809           0.5%
--------------------------------------------------------------------------------
Cimarex Energy Co.                          580       21,473           0.4%
--------------------------------------------------------------------------------
Palm, Inc.                                1,166       21,140           0.4%
--------------------------------------------------------------------------------
(2) The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

Industry Breakdown

% of the Fund's Net Assets as of 3/31/07+

   [The following table was depicted as a pie chart in the printed material.]
--------------------------------------------------------------------------------
Energy                                                                      8.8%
Materials                                                                   8.7%
Capital Goods                                                               8.5%
Banks                                                                       7.5%
Insurance                                                                   6.5%
Consumer Durables & Apparel                                                 6.2%
Utilities                                                                   5.7%
Retailing                                                                   5.6%
Technology Hardware & Equipment                                             4.9%
Health Care Equipment & Services                                            4.3%
Diversified Financials                                                      4.2%
Real Estate                                                                 3.8%
Other                                                                      25.2%
--------------------------------------------------------------------------------
+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.


                                         WisdomTree Domestic Earnings Funds    9

Performance Summary

WisdomTree SmallCap Earnings Fund

WisdomTree SmallCap Earnings Fund seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree SmallCap Earnings Index.

The WisdomTree SmallCap Earnings Fund (EES) returned -3.92% at NAV, since its inception on 2/23/2007 (for more complete performance information, please see below). Utilities contributed most significantly to this performance; the sector comprised on average 1.55% of the Fund and returned 0.73% over the period. Biosite Inc. was the top contributor to performance for the period. Consumer Discretionary was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions.

Performance as of 3/31/07
================================================================================
                                                 Cumulative Total Return
--------------------------------------------------------------------------------

                                                       WisdomTree
                                Net Asset   Market      SmallCap        Russell
                                  Value      Price   Earnings Index   2000 Index
--------------------------------------------------------------------------------
Since Inception(1)               (3.92)%    (4.07)%      (3.86)%        (2.98)%
--------------------------------------------------------------------------------
(1) Total returns are calculated based on the commencement of trading on the AMEX, February 23, 2007.

Comparison of Change in Value of a $10,000 Investment

Based on Net Asset Value as of 3/31/07

   [The following table was depicted as a line chart in the printed material.]

            WisdomTree SmallCap
  Date         Earnings Fund      Russell 2000 Index
----------------------------------------------------
2/23/2007          $10,000              $10,000
2/28/2007          $ 9,612              $ 9,599
3/31/2007          $ 9,608              $ 9,702

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


10   WisdomTree Domestic Earnings Funds

Performance Summary (concluded)

WisdomTree SmallCap Earnings Fund

Top Ten Holdings(2) as of 3/31/07
================================================================================
Description                              Shares   Market Value   % of Net Assets
--------------------------------------------------------------------------------
Visteon Corp.                             9,588      $81,881           0.9%
--------------------------------------------------------------------------------
Brookfield Homes Corp.                    1,916       61,505           0.6%
--------------------------------------------------------------------------------
Ocwen Financial Corp.                     4,096       52,715           0.5%
--------------------------------------------------------------------------------
Encore Wire Corp.                         2,058       52,108           0.5%
--------------------------------------------------------------------------------
WCI Communities, Inc.                     2,134       45,541           0.5%
--------------------------------------------------------------------------------
LandAmerica Financial Group, Inc.           608       44,937           0.5%
--------------------------------------------------------------------------------
Champion Enterprises, Inc.                5,054       44,475           0.5%
--------------------------------------------------------------------------------
Ryerson, Inc.                               978       38,749           0.4%
--------------------------------------------------------------------------------
Viropharma, Inc.                          2,628       37,712           0.4%
--------------------------------------------------------------------------------
USEC, Inc.                                2,286       37,147           0.4%
--------------------------------------------------------------------------------
(2) The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

Industry Breakdown

% of the Fund's Net Assets as of 3/31/07+

   [The following table was depicted as a pie chart in the printed material.]
--------------------------------------------------------------------------------
Banks                                                                      14.6%
Capital Goods                                                              10.6%
Consumer Durables & Apparel                                                 6.5%
Insurance                                                                   5.7%
Health Care Equipment & Services                                            5.5%
Commercial Services & Supplies                                              5.5%
Materials                                                                   5.5%
Energy                                                                      5.4%
Technology Hardware & Equipment                                             5.3%
Retailing                                                                   4.9%
Software & Services                                                         4.3%
Consumer Services                                                           3.5%
Transportation                                                              3.1%
Other                                                                      19.6%
--------------------------------------------------------------------------------
+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.


                                         WisdomTree Domestic Earnings Funds   11

Performance Summary

WisdomTree Earnings Top 100 Fund

WisdomTree Earnings Top 100 Fund seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree Earnings Top 100 Index.

The WisdomTree Earnings Top 100 Fund (EEZ) returned -1.39% at NAV, since its inception on 2/23/2007 (for more complete performance information, please see below). Energy contributed most significantly to this performance; the sector comprised on average 20.76% of the Fund and returned 3.68% over the period. Valero Energy Corp. was the top contributor to performance for the period. Financials was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions.

Performance as of 3/31/07
================================================================================
                                             Cumulative Total Return
--------------------------------------------------------------------------------
                                                      WisdomTree
                                Net Asset   Market   Earnings Top   Russell 1000
                                  Value      Price     100 Index     Value Index
--------------------------------------------------------------------------------
Since Inception(1)              (1.39)%    (1.28)%     (1.36)%        (1.29)%
--------------------------------------------------------------------------------
(1) Total returns are calculated based on the commencement of trading on the AMEX, February 23, 2007.

Comparison of Change in Value of a $10,000 Investment

Based on Net Asset Value as of 3/31/07

   [The following table was depicted as a line chart in the printed material.]

            WisdomTree Earnings   Russell 1000
  Date         Top 100 Fund        Value Index
----------------------------------------------
2/23/2007          $10,000           $10,000
2/28/2007          $ 9,701           $ 9,720
3/31/2007          $ 9,861           $ 9,871

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


12   WisdomTree Domestic Earnings Funds

Performance Summary (concluded)

WisdomTree Earnings Top 100 Fund

Top Ten Holdings(2) as of 3/31/07
================================================================================
                                                                        % of Net
Description                                     Shares   Market Value    Assets
--------------------------------------------------------------------------------
Valero Energy Corp.                              8,720     $562,352       2.3%
--------------------------------------------------------------------------------
Marathon Oil Corp.                               4,630      457,583       1.9%
--------------------------------------------------------------------------------
Southern Copper Corp.                            5,650      404,880       1.6%
--------------------------------------------------------------------------------
Hess Corp.                                       7,214      400,161       1.6%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                         9,260      397,995       1.6%
--------------------------------------------------------------------------------
ConocoPhillips                                   5,800      396,430       1.6%
--------------------------------------------------------------------------------
Reynolds American, Inc.                          6,288      392,434       1.6%
--------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold Inc. Class B      5,654      374,238       1.5%
--------------------------------------------------------------------------------
Apache Corp.                                     5,111      361,348       1.5%
--------------------------------------------------------------------------------
Chesapeake Energy Corp.                         11,690      360,987       1.5%
--------------------------------------------------------------------------------
(2) The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

Industry Breakdown

% of the Fund's Net Assets as of 3/31/07+

   [The following table was depicted as a pie chart in the printed material.]
--------------------------------------------------------------------------------
Energy                                                                     21.4%
Insurance                                                                  12.6%
Banks                                                                      11.5%
Diversified Financials                                                     10.8%
Capital Goods                                                               9.3%
Materials                                                                   8.1%
Utilities                                                                   5.0%
Food, Beverage & Tobacco                                                    3.3%
Health Care Equipment & Services                                            2.8%
Transportation                                                              2.6%
Retailing                                                                   2.4%
Technology Hardware & Equipment                                             2.3%
Media                                                                       2.1%
Other                                                                       5.8%
--------------------------------------------------------------------------------
+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.


                                         WisdomTree Domestic Earnings Funds   13

Performance Summary

WisdomTree Low P/E Fund

WisdomTree Low P/E Fund seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree Low P/E Index.

The WisdomTree Low P/E Fund (EZY) returned -1.69% at NAV, since its inception on 2/23/2007 (for more complete performance information, please see below). Energy contributed most significantly to this performance; the sector comprised on average 22.69% of the Fund and returned 2.70% over the period. Chevron Corp. was the top contributor to performance for the period. Financials was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions.

Performance as of 3/31/07
================================================================================
                                               Cumulative Total Return
--------------------------------------------------------------------------------
                             Net Asset   Market   WisdomTree Low   Russsell 1000
                               Value      Price      P/E Index      Value Index
--------------------------------------------------------------------------------
Since Inception(1)            (1.69)%    (1.61)%      (1.76)%         (1.29)%
--------------------------------------------------------------------------------
(1) Total returns are calculated based on the commencement of trading on the AMEX, February 23, 2007.

Comparison of Change in Value of a $10,000 Investment

Based on Net Asset Value as of 3/31/07

   [The following table was depicted as a line chart in the printed material.]

                             Russell
             WisdomTree    1000 Value
  Date      Low P/E Fund     Index
-------------------------------------
2/23/2007      $10,000      $10,000
2/28/2007      $ 9,672      $ 9,720
3/31/2007      $ 9,831      $ 9,871

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


14   WisdomTree Domestic Earnings Funds

Performance Summary (concluded)

WisdomTree Low P/E Fund

Top Ten Holdings(2) as of 3/31/07
================================================================================
Description                              Shares   Market Value   % of Net Assets
--------------------------------------------------------------------------------
Exxon Mobil Corp.                        24,600    $1,856,069          7.6%
--------------------------------------------------------------------------------
Citigroup, Inc.                          18,080       928,228          3.8%
--------------------------------------------------------------------------------
Bank of America Corp.                    17,270       881,115          3.6%
--------------------------------------------------------------------------------
Chevron Corp.                            11,100       820,955          3.3%
--------------------------------------------------------------------------------
ConocoPhillips                           10,470       715,625          2.9%
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                     11,800       570,884          2.3%
--------------------------------------------------------------------------------
Pfizer, Inc.                             22,200       560,773          2.3%
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                    11,830       555,418          2.3%
--------------------------------------------------------------------------------
Altria Group, Inc.                        6,310       554,081          2.3%
--------------------------------------------------------------------------------
American International Group, Inc.        7,890       530,366          2.2%
--------------------------------------------------------------------------------
(2) The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

Industry Breakdown

% of the Fund's Net Assets as of 3/31/07+

   [The following table was depicted as a pie chart in the printed material.]
--------------------------------------------------------------------------------
Energy                                                                     23.4%
Diversified Financials                                                     16.1%
Insurance                                                                   9.9%
Banks                                                                       9.4%
Capital Goods                                                               5.4%
Materials                                                                   4.9%
Pharmaceuticals, Biotechnology & Life Sciences                              4.4%
Food, Beverage & Tobacco                                                    3.3%
Utilities                                                                   3.2%
Technology Hardware & Equipment                                             3.0%
Food & Staples Retailing                                                    2.8%
Retailing                                                                   2.7%
Consumer Durables & Apparel                                                 2.6%
Other                                                                       8.9%
--------------------------------------------------------------------------------
+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.


                                         WisdomTree Domestic Earnings Funds   15

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 23, 2007* to March 31, 2007.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period 2/23/07* to 3/31/07" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

*     Commencement of investment operations.


16   WisdomTree Domestic Earnings Funds

Shareholder Expense Examples (unaudited) (concluded)

                                                                     Annualized
                                                                       Expense
                                                                        Ratio       Expenses
                                                                        Based         Paid
                                             Beginning     Ending      on the      During the
                                              Account     Account      Period        Period+
                                               Value       Value     2/23/07* to   2/23/07* to
                                              2/23/07*    3/31/07      3/31/07       3/31/07
----------------------------------------------------------------------------------------------
WisdomTree Total Earnings Fund
  Actual                                     $1,000.00   $  982.13      0.28%         $0.28
  Hypothetical (5% return before expenses)   $1,000.00   $1,004.78      0.28%         $0.28
----------------------------------------------------------------------------------------------
WisdomTree Earnings 500 Fund
  Actual                                     $1,000.00   $  983.30      0.28%         $0.28
  Hypothetical (5% return before expenses)   $1,000.00   $1,004.78      0.28%         $0.28
----------------------------------------------------------------------------------------------
WisdomTree MidCap Earnings Fund
  Actual                                     $1,000.00   $  976.30      0.38%         $0.38
  Hypothetical (5% return before expenses)   $1,000.00   $1,004.68      0.38%         $0.39
----------------------------------------------------------------------------------------------
WisdomTree SmallCap Earnings Fund
  Actual                                     $1,000.00   $  960.82      0.38%         $0.38
  Hypothetical (5% return before expenses)   $1,000.00   $1,004.68      0.38%         $0.39
----------------------------------------------------------------------------------------------
WisdomTree Earnings Top 100 Fund
  Actual                                     $1,000.00   $  986.05      0.38%         $0.38
  Hypothetical (5% return before expenses)   $1,000.00   $1,004.68      0.38%         $0.39
----------------------------------------------------------------------------------------------
WisdomTree Low P/E Fund
  Actual                                     $1,000.00   $  983.07      0.38%         $0.38
  Hypothetical (5% return before expenses)   $1,000.00   $1,004.68      0.38%         $0.39
----------------------------------------------------------------------------------------------

*     Commencement of investment operations.

+ Expenses are calculated using each Fund's annualized expense ratio, multiplied by the average account value for the period, multiplied by 37/365 (to reflect the fiscal period).


                                         WisdomTree Domestic Earnings Funds   17

Schedule of Investments

WisdomTree Total Earnings Fund

March 31, 2007

===============================================================================
Investments                                                Shares      Value
-------------------------------------------------------------------------------
COMMON STOCKS - 100.0%
Aerospace & Defense - 2.2%
Alliant Techsystems, Inc.*                                     70   $     6,154
Armor Holdings, Inc.*                                         100         6,733
BE Aerospace, Inc.*                                           210         6,657
Boeing Co. (The)                                              800        71,128
Curtiss-Wright Corp.                                          170         6,552
DRS Technologies, Inc.                                        119         6,208
General Dynamics Corp.                                        590        45,076
Goodrich Corp.                                                280        14,414
Hexcel Corp.*                                                 330         6,551
Honeywell International, Inc.                               1,350        62,181
L-3 Communications Holdings, Inc.                             190        16,619
Lockheed Martin Corp.                                         720        69,854
Moog, Inc. Class A*                                           160         6,664
Northrop Grumman Corp.                                        550        40,821
Precision Castparts Corp.                                     160        16,648
Raytheon Co.                                                  730        38,296
Rockwell Collins, Inc.                                        200        13,386
United Technologies Corp.                                   1,520        98,801
                                                                    -----------
Total Aerospace & Defense                                               532,743
-------------------------------------------------------------------------------
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.                                 160         7,640
Expeditors International Washington, Inc.                     160         6,611
FedEx Corp.                                                   440        47,269
United Parcel Service Inc. Class B                          1,450       101,645
                                                                    -----------
Total Air Freight & Logistics                                           163,165
-------------------------------------------------------------------------------
Airlines - 0.1%
Continental Airlines, Inc. Class B*                           171         6,223
Skywest, Inc.                                                 230         6,171
Southwest Airlines Co.                                        890        13,082
US Airways Group, Inc.*                                       110         5,003
                                                                    -----------
Total Airlines                                                           30,479
-------------------------------------------------------------------------------
Auto Components - 0.4%
Autoliv, Inc.                                                 192        10,965
BorgWarner, Inc.                                              117         8,824
Gentex Corp.                                                  350         5,688
Goodyear Tire & Rubber Co. (The)*                             450        14,036
Johnson Controls, Inc.                                        340        32,170
Sauer-Danfoss, Inc.                                           160         4,816
TRW Automotive Holdings Corp.*                                278         9,680
Visteon Corp.*                                                871         7,438
                                                                    -----------
Total Auto Components                                                    93,617
-------------------------------------------------------------------------------
Automobiles - 0.1%
Harley-Davidson, Inc.                                         410        24,087
Thor Industries, Inc.                                         161         6,342
                                                                    -----------
Total Automobiles                                                        30,429
-------------------------------------------------------------------------------
Beverages - 1.6%
Anheuser-Busch Cos., Inc.                                   1,092        55,102
Brown-Forman Corp. Class B                                    170        11,145
Coca-Cola Co. (The)                                         2,848       136,704
Coca-Cola Enterprises, Inc.                                   710        14,378
Constellation Brands, Inc. Class A*                           290         6,142
Molson Coors Brewing Co. Class B                              100         9,462
Pepsi Bottling Group, Inc.                                    410        13,075
PepsiAmericas, Inc.                                           290         6,473
PepsiCo, Inc.                                               2,125       135,065
                                                                    -----------
Total Beverages                                                         387,546
-------------------------------------------------------------------------------
Biotechnology - 0.7%
Amgen, Inc.*                                                1,120        62,586
Biogen Idec, Inc.*                                            130         5,769
Cephalon, Inc.*                                                90         6,409
Genentech, Inc.*                                              610        50,093
Genzyme Corp.*                                                190        11,404
Gilead Sciences, Inc.*                                        320        24,480
ImClone Systems, Inc.*                                        270        11,008
                                                                    -----------
Total Biotechnology                                                     171,749
-------------------------------------------------------------------------------
Building Products - 0.2%
American Standard Cos., Inc.                                  310        16,436
Lennox International, Inc.                                    180         6,426
Masco Corp.                                                   860        23,565
Simpson Manufacturing Co., Inc.                               180         5,551
USG Corp.*                                                    171         7,982
                                                                    -----------
Total Building Products                                                  59,960
-------------------------------------------------------------------------------
Capital Markets - 4.3%
Affiliated Managers Group, Inc.*                               60         6,501
AG Edwards, Inc.                                              120         8,302
Allied Capital Corp.                                          460        13,253
American Capital Strategies Ltd.                              410        18,167
Apollo Investment Corp.                                       270         5,778
Bank of New York Co., Inc. (The)                              980        39,739
Bear, Stearns & Cos., Inc. (The)                              330        49,616
BlackRock, Inc.                                                40         6,252
Charles Schwab Corp. (The)                                  1,330        24,326
E*Trade Financial Corp.*                                      570        12,095
Eaton Vance Corp.                                             180         6,415
Federated Investors, Inc. Class B                             180         6,610
Franklin Resources, Inc.                                      210        25,374
GFI Group, Inc.*                                              100         6,797
Goldman Sachs Group, Inc.                                   1,090       225,226
Greenhill & Co., Inc.                                          90         5,525
Investment Technology Group, Inc.*                            140         5,488
Investors Financial Services Corp.                            100         5,815
Janus Capital Group, Inc.                                     290         6,064
Jefferies Group, Inc.                                         220         6,369
Knight Capital Group, Inc. Class A*                           360         5,702
LaBranche & Co., Inc.*                                      1,147         9,360
Legg Mason, Inc.                                              160        15,074
Lehman Brothers Holdings, Inc.                              1,330        93,193
Mellon Financial Corp.                                        540        23,296
Merrill Lynch & Co., Inc.                                   1,530       124,955
Morgan Stanley                                              2,470       194,536
Northern Trust Corp.                                          300        18,042

                       See Notes to Financial Statements.


18   WisdomTree Domestic Earnings Funds

WisdomTree Total Earnings Fund

March 31, 2007

===============================================================================
Investments                                                Shares      Value
-------------------------------------------------------------------------------
Nuveen Investments, Inc. Class A                              120   $     5,676
Raymond James Financial, Inc.                                 200         5,952
SEI Investments Co.                                           100         6,023
State Street Corp.                                            430        27,843
T. Rowe Price Group, Inc.                                     300        14,157
TD Ameritrade Holding Corp.*                                  770        11,458
Waddell & Reed Financial, Inc. Class A                        250         5,830
                                                                    -----------
Total Capital Markets                                                 1,044,809
-------------------------------------------------------------------------------
Chemicals - 1.8%
Air Products & Chemicals, Inc.                                250        18,490
Airgas, Inc.                                                  150         6,323
Albemarle Corp.                                               160         6,614
Ashland, Inc.                                                  90         5,904
Cabot Corp.                                                   130         6,205
Celanese Corp. Series A                                       340        10,486
CF Industries Holdings, Inc.                                  190         7,325
Cytec Industries, Inc.                                        100         5,624
Dow Chemical Co. (The)                                      2,270       104,101
E.I. Du Pont de Nemours & Co.                               1,340        66,235
Eastman Chemical Co.                                          190        12,033
Ecolab, Inc.                                                  220         9,460
FMC Corp.                                                      90         6,789
Hercules, Inc.*                                               310         6,057
Huntsman Corp.                                                470         8,972
International Flavors & Fragrances, Inc.                      130         6,139
Lubrizol Corp.                                                120         6,184
Lyondell Chemical Co.                                         660        19,780
Monsanto Co.                                                  400        21,984
Nalco Holding Co.*                                            260         6,214
PPG Industries, Inc.                                          310        21,796
Praxair, Inc.                                                 410        25,813
Rockwood Holdings, Inc.*                                      230         6,366
Rohm & Haas Co.                                               380        19,654
Scotts Miracle-Gro Co. (The) Class A                          110         4,843
Sigma-Aldrich Corp.                                           180         7,474
Valhi, Inc.                                                   198         2,614
Valspar Corp. (The)                                           220         6,123
Westlake Chemical Corp.                                       210         5,702
                                                                    -----------
Total Chemicals                                                         441,304
-------------------------------------------------------------------------------
Commercial Banks - 5.0%
Associated Banc-Corp.                                         260         8,736
BancorpSouth, Inc.                                            240         5,868
BancTrust Financial Group, Inc.                               183         3,872
Bank of Florida Corp.*                                        400         7,560
Bank of Hawaii Corp.                                          120         6,364
BB&T Corp.                                                  1,040        42,661
BOK Financial Corp.                                           120         5,944
Cadence Financial Corp.                                       433         8,660
Cathay General Bancorp                                        180         6,116
Citizens Banking Corp.                                        260         5,762
City National Corp.                                            90         6,624
Colonial BancGroup, Inc. (The)                                270         6,683
Comerica, Inc.                                                360        21,283
Commerce Bancorp, Inc.                                        190         6,342
Commerce Bancshares, Inc.                                     120         5,797
Compass Bancshares, Inc.                                      200        13,760
Cullen/Frost Bankers, Inc.                                    120         6,280
East West Bancorp, Inc.                                       160         5,883
Fifth Third Bancorp                                           980        37,916
First Citizens BancShares, Inc. Class A                        30         6,030
First Horizon National Corp.                                  190         7,891
First Midwest Bancorp, Inc.                                   170         6,248
FirstMerit Corp.                                              280         5,911
FNB Corp./VA                                                  173         6,199
Fulton Financial Corp.                                        390         5,667
Huntington Bancshares, Inc.                                   520        11,362
International Bancshares Corp.                                210         6,231
Intervest Bancshares Corp.*                                   291         8,352
KeyCorp                                                       870        32,599
M&T Bank Corp.                                                190        22,008
MainSource Financial Group, Inc.                              489         8,303
Marshall & Ilsley Corp.                                       440        20,376
Mercantile Bank Corp.                                         213         6,918
National City Corp.                                         1,360        50,660
Peoples Bancorp, Inc.                                         301         7,949
PNC Financial Services Group, Inc. (The)                      950        68,372
Regions Financial Corp.                                       910        32,187
Sky Financial Group, Inc.                                     230         6,178
South Financial Group, Inc. (The)                             240         5,933
SunTrust Banks, Inc.                                          660        54,806
Synovus Financial Corp.                                       520        16,817
TCF Financial Corp.                                           260         6,854
TD Banknorth, Inc.                                            270         8,683
Temecula Valley Bancorp, Inc.*                                338         7,216
Trustmark Corp.                                               210         5,888
U.S. Bancorp                                                3,550       124,143
UCBH Holdings, Inc.                                           320         5,958
UnionBanCal Corp.                                             310        19,660
Valley National Bancorp                                       240         6,060
W Holding Co., Inc.                                         1,334         6,670
Wachovia Corp.                                              3,320       182,765
Wells Fargo & Co.                                           6,170       212,432
Whitney Holding Corp.                                         190         5,810
Wilmington Trust Corp.                                        140         5,904
Zions Bancorp.                                                190        16,059
                                                                    -----------
Total Commercial Banks                                                1,223,210
-------------------------------------------------------------------------------
Commercial Services & Supplies - 0.9%
Adesa, Inc.                                                   220         6,079
Allied Waste Industries, Inc.*                                500         6,295
Avery Dennison Corp.                                          120         7,711
Brady Corp. Class A                                           180         5,616
Brink's Co. (The)                                             100         6,345
ChoicePoint, Inc.*                                            160         5,989
Cintas Corp.                                                  210         7,581

                       See Notes to Financial Statements.


                                         WisdomTree Domestic Earnings Funds   19

WisdomTree Total Earnings Fund

March 31, 2007

===============================================================================
Investments                                                Shares      Value
-------------------------------------------------------------------------------
Copart, Inc.*                                                 210   $     5,882
Corporate Executive Board Co.                                  74         5,621
Corrections Corp. of America*                                 120         6,337
Covanta Holding Corp.*                                        270         5,989
Deluxe Corp.                                                  200         6,706
Dun & Bradstreet Corp.                                         80         7,296
Equifax, Inc.                                                 180         6,561
Herman Miller, Inc.                                           160         5,358
HNI Corp.                                                     130         5,971
IKON Office Solutions, Inc.                                   430         6,179
Manpower, Inc.                                                110         8,115
Monster Worldwide, Inc.*                                      120         5,684
Pitney Bowes, Inc.                                            290        13,163
R.R. Donnelley & Sons Co.                                     270         9,879
Republic Services, Inc.                                       270         7,511
Robert Half International, Inc.                               200         7,402
Steelcase, Inc. Class A                                       306         6,086
Stericycle, Inc.*                                              80         6,520
TeleTech Holdings, Inc.*                                      185         6,788
Waste Connections, Inc.*                                      225         6,737
Waste Management, Inc.                                        830        28,560
Watson Wyatt Worldwide, Inc. Class A                          130         6,325
                                                                    -----------
Total Commercial Services & Supplies                                    220,286
-------------------------------------------------------------------------------
Communications Equipment - 1.5%
Avaya, Inc.*                                                  485         5,728
Cisco Systems, Inc.*                                        5,450       139,138
Corning, Inc.*                                              1,830        41,614
F5 Networks, Inc.*                                             80         5,334
Foundry Networks, Inc.*                                       410         5,564
Harris Corp.                                                  180         9,171
Juniper Networks, Inc.*                                       330         6,494
Motorola, Inc.                                              4,410        77,925
Polycom, Inc.*                                                180         5,999
Qualcomm, Inc.                                              1,660        70,816
Tellabs, Inc.*                                                764         7,564
                                                                    -----------
Total Communications Equipment                                          375,347
-------------------------------------------------------------------------------
Computers & Peripherals - 2.3%
Apple, Inc.*                                                  450        41,810
Brocade Communications Systems, Inc.*                         740         7,045
Dell, Inc.*                                                 1,770        41,082
Diebold, Inc.                                                 130         6,202
EMC Corp.                                                   1,940        26,869
Hewlett-Packard Co.                                         3,340       134,068
International Business Machines Corp.                       2,520       237,535
Lexmark International, Inc. Class A*                          120         7,015
NCR Corp.*                                                    270        12,898
Network Appliance, Inc.*                                      170         6,208
Palm, Inc.*                                                   840        15,229
QLogic Corp.*                                                 340         5,780
SanDisk Corp.*                                                220         9,636
Western Digital Corp.*                                        747        12,557
                                                                    -----------
Total Computers & Peripherals                                           563,934
-------------------------------------------------------------------------------
Construction & Engineering - 0.2%
EMCOR Group, Inc.*                                            110   $     6,488
Fluor Corp.                                                    80         7,178
Granite Construction Inc.                                     110         6,079
Jacobs Engineering Group, Inc.*                               140         6,531
Quanta Services, Inc.*                                        300         7,565
Shaw Group, Inc. (The)*                                       180         5,629
URS Corp.*                                                    140         5,963
Washington Group International, Inc.*                         110         7,305
                                                                    -----------
Total Construction & Engineering                                         52,738
-------------------------------------------------------------------------------
Construction Materials - 0.2%
Eagle Materials, Inc.                                         130         5,802
Florida Rock Industries, Inc.                                 130         8,748
Martin Marietta Materials, Inc.                                60         8,112
Vulcan Materials Co.                                          130        15,142
                                                                    -----------
Total Construction Materials                                             37,804
-------------------------------------------------------------------------------
Consumer Finance - 0.9%
American Express Co.                                        1,490        84,036
AmeriCredit Corp.*                                            363         8,298
Capital One Financial Corp.                                   820        61,877
CompuCredit Corp.*                                            180         5,620
First Marblehead Corp. (The)                                  200         8,978
SLM Corp.                                                     850        34,765
Student Loan Corp. (The)                                       40         7,437
                                                                    -----------
Total Consumer Finance                                                  211,011
-------------------------------------------------------------------------------
Consumer Staples - 0.1%
SUPERVALU INC.                                                356        13,909
-------------------------------------------------------------------------------
Containers & Packaging - 0.3%
AptarGroup, Inc.                                               90         6,024
Ball Corp.                                                    180         8,253
Bemis Co. Inc.                                                180         6,010
Greif, Inc. Class A                                            50         5,556
Packaging Corp. of America                                    270         6,588
Pactiv Corp.*                                                 190         6,411
Sealed Air Corp.                                              240         7,584
Silgan Holdings, Inc.                                         120         6,133
Sonoco Products Co.                                           160         6,013
Temple-Inland, Inc.                                           190        11,350
                                                                    -----------
Total Containers & Packaging                                             69,922
-------------------------------------------------------------------------------
Distributors - 0.1%
Genuine Parts Co.                                             260        12,740
-------------------------------------------------------------------------------
Diversified Consumer Services - 0.3%
Apollo Group, Inc. Class A*                                   247        10,844
Career Education Corp.*                                       210         6,405
DeVry, Inc.                                                   147         4,314
H&R Block, Inc.                                               470         9,889
ITT Educational Services, Inc.*                                64         5,215
Laureate Education, Inc.*                                      67         3,951
Regis Corp.                                                   150         6,056
Service Corp International                                    570         6,760
ServiceMaster Co. (The)                                       470         7,233

                       See Notes to Financial Statements.


20   WisdomTree Domestic Earnings Funds

WisdomTree Total Earnings Fund

March 31, 2007

===============================================================================
Investments                                                Shares      Value
-------------------------------------------------------------------------------
Sotheby's                                                     160   $     7,117
Weight Watchers International, Inc.                           120         5,531
                                                                    -----------
Total Diversified Consumer Services                                      73,315
-------------------------------------------------------------------------------
Diversified Financial Services - 5.9%
Bank of America Corp.                                       9,970       508,669
Chicago Mercantile Exchange Holdings, Inc. Class A             20        10,649
CIT Group, Inc.                                               500        26,460
Citigroup, Inc.                                            10,450       536,503
International Securities Exchange, Inc.                       140         6,832
JPMorgan Chase & Co.                                        6,820       329,952
Moody's Corp.                                                 250        15,515
Nasdaq Stock Market, Inc. (The)*                              170         5,000
                                                                    -----------
Total Diversified Financial Services                                  1,439,580
-------------------------------------------------------------------------------
Diversified Telecommunication Services - 2.1%
AT&T, Inc.                                                  7,430       292,964
CenturyTel, Inc.                                              208         9,400
Citizens Communications Co.                                   508         7,595
Golden Telecom, Inc.                                          111         6,147
NeuStar, Inc. Class A*                                        210         5,972
Verizon Communications, Inc.                                4,690       177,845
Windstream Corp.                                              840        12,340
                                                                    -----------
Total Diversified Telecommunication Services                            512,263
-------------------------------------------------------------------------------
Electric Utilities - 1.7%
Allegheny Energy, Inc.*                                       160         7,862
American Electric Power Co., Inc.                             530        25,838
DPL, Inc.                                                     210         6,529
Duke Energy Corp.                                           2,830        57,421
Edison International                                          660        32,426
Entergy Corp.                                                 300        31,476
Exelon Corp.                                                  910        62,525
FirstEnergy Corp.                                             520        34,445
FPL Group, Inc.                                               560        34,255
Great Plains Energy, Inc.                                     200         6,490
Hawaiian Electric Industries, Inc.                            230         5,978
Northeast Utilities                                           220         7,209
Pepco Holdings, Inc.                                          240         6,965
Pinnacle West Capital Corp.                                   160         7,720
PPL Corp.                                                     660        26,994
Progress Energy, Inc.                                         250        12,610
Sierra Pacific Resources*                                     430         7,473
Southern Co.                                                1,120        41,048
Westar Energy, Inc.                                           230         6,330
                                                                    -----------
Total Electric Utilities                                                421,594
-------------------------------------------------------------------------------
Electrical Equipment - 0.5%
Acuity Brands, Inc.                                           110         5,988
AMETEK, Inc.                                                  180         6,217
Baldor Electric Co.                                           170         6,416
Belden CDT Inc.                                               140         7,503
Emerson Electric Co.                                        1,180        50,845
General Cable Corp.*                                          140         7,480
Genlyte Group, Inc.*                                           90         6,350
Hubbell, Inc. Class B                                         130         6,271
Rockwell Automation, Inc.                                     280        16,764
Roper Industries, Inc.                                        120         6,586
Thomas & Betts Corp.*                                         130         6,347
                                                                    -----------
Total Electrical Equipment                                              126,767
-------------------------------------------------------------------------------
Electronic Equipment & Instruments - 0.5%
Agilent Technologies, Inc.*                                   460        15,497
Amphenol Corp. Class A                                        100         6,457
Arrow Electronics, Inc.*                                      335        12,646
Avnet, Inc.*                                                  270         9,758
AVX Corp.                                                     420         6,384
CDW Corp.                                                     110         6,757
Dolby Laboratories, Inc. Class A*                             190         6,557
Flir Systems, Inc.*                                           180         6,421
Ingram Micro, Inc. Class A*                                   429         8,284
Jabil Circuit, Inc.                                           240         5,138
Mettler-Toledo International, Inc.*                            70         6,270
Molex, Inc.                                                   230         6,486
National Instruments Corp.                                    230         6,033
Solectron Corp.*                                            1,850         5,828
Tektronix, Inc.                                               220         6,195
Trimble Navigation Ltd.*                                      371         9,958
Vishay Intertechnology, Inc.*                                 430         6,011
                                                                    -----------
Total Electronic Equipment & Instruments                                130,680
-------------------------------------------------------------------------------
Energy Equipment & Services - 1.5%
Atwood Oceanics, Inc.*                                        130         7,630
Baker Hughes, Inc.                                            450        29,758
BJ Services Co.                                               690        19,250
Cameron International Corp.*                                  140         8,791
Diamond Offshore Drilling, Inc.                               200        16,190
Dresser-Rand Group, Inc.*                                     240         7,310
Dril-Quip, Inc.*                                              170         7,358
ENSCO International, Inc.                                     330        17,951
FMC Technologies, Inc.*                                       100         6,976
Global Industries Ltd.*                                       440         8,048
Grant Prideco, Inc.*                                          250        12,460
Halliburton Co.                                             2,220        70,462
Hanover Compressor Co.*                                       280         6,230
Helmerich & Payne, Inc.                                       354        10,740
Hydril*                                                        80         7,699
National Oilwell Varco, Inc.*                                 230        17,892
Oceaneering International, Inc.*                              150         6,318
Oil States International, Inc.*                               278         8,921
Patterson-UTI Energy, Inc.                                    690        15,484
Pride International, Inc.*                                    220         6,622
Rowan Cos., Inc.                                              230         7,468
RPC, Inc.                                                     380         6,331
SEACOR Holdings, Inc.*                                         84         8,266
Smith International, Inc.                                     280        13,454
Superior Energy Services, Inc.*                               210         7,239
Tetra Technologies, Inc.*                                     270         6,672
Tidewater, Inc.                                               181        10,603

                       See Notes to Financial Statements.


                                         WisdomTree Domestic Earnings Funds   21

WisdomTree Total Earnings Fund

March 31, 2007

===============================================================================
Investments                                                Shares      Value
-------------------------------------------------------------------------------
TODCO*                                                        190   $     7,663
Unit Corp.*                                                   250        12,648
Universal Compression Holdings, Inc.*                          90         6,091
                                                                    -----------
Total Energy Equipment & Services                                       378,525
-------------------------------------------------------------------------------
Food & Staples Retailing - 2.5%
BJ's Wholesale Club, Inc.*                                    203         6,867
Costco Wholesale Corp.                                        560        30,150
CVS Corp.                                                   2,135        72,889
Kroger Co. (The)                                            1,110        31,358
Longs Drug Stores Corp.                                       140         7,230
Rite Aid Corp.*                                             7,567        43,662
Safeway, Inc.                                                 590        21,618
SYSCO Corp.                                                   670        22,666
Walgreen Co.                                                1,090        50,020
Wal-Mart Stores, Inc.                                       6,830       320,668
Whole Foods Market, Inc.                                      140         6,279
                                                                    -----------
Total Food & Staples Retailing                                          613,407
-------------------------------------------------------------------------------
Food Products - 1.4%
Archer-Daniels-Midland Co.                                  1,290        47,342
Campbell Soup Co.                                             520        20,254
ConAgra Foods, Inc.                                           430        10,711
Corn Products International, Inc.                             190         6,762
Dean Foods Co.*                                               170         7,946
Del Monte Foods Co.                                           530         6,084
Delta & Pine Land Co.                                         150         6,180
Flowers Foods, Inc.                                           210         6,336
General Mills, Inc.                                           490        28,528
H.J. Heinz Co.                                                390        18,377
Hershey Co. (The)                                             310        16,945
Hormel Foods Corp.                                            210         7,810
J.M. Smucker Co. (The)                                        130         6,932
Kellogg Co.                                                   550        28,287
Kraft Foods, Inc. Class A                                   2,410        76,300
McCormick & Co., Inc.                                         160         6,163
Ralcorp Holdings, Inc.*                                       110         7,073
Sara Lee Corp.                                                800        13,536
Smithfield Foods, Inc.*                                       230         6,889
Tootsie Roll Industries, Inc.                                 206         6,174
Wm. Wrigley Jr. Co.                                           270        13,751
                                                                    -----------
Total Food Products                                                     348,380
-------------------------------------------------------------------------------
Gas Utilities - 0.3%
AGL Resources Inc.                                            160         6,835
Atmos Energy Corp.                                            190         5,943
Energen Corp.                                                 140         7,125
Equitable Resources, Inc.                                     140         6,765
National Fuel Gas Co.                                         150         6,489
Nicor, Inc.                                                   130         6,295
ONEOK, Inc.                                                   140         6,300
Piedmont Natural Gas Co., Inc.                                240         6,331
Questar Corp.                                                 130        11,597
Southern Union Co.                                            220         6,686
UGI Corp.                                                     230         6,143
                                                                    -----------
Total Gas Utilities                                                      76,509
-------------------------------------------------------------------------------
Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.                                    760        40,029
Beckman Coulter, Inc.                                         100         6,389
Becton Dickinson & Co.                                        300        23,067
Biomet, Inc.                                                  200         8,498
C.R. Bard, Inc.                                               110         8,746
Cytyc Corp.*                                                  210         7,184
Dade Behring Holdings, Inc.                                   140         6,139
DENTSPLY International, Inc.                                  190         6,223
Edwards Lifesciences Corp.*                                   120         6,084
Gen-Probe, Inc.*                                              120         5,650
Hillenbrand Industries, Inc.                                  128         7,599
Hologic, Inc.*                                                120         6,917
Hospira, Inc.*                                                170         6,953
IDEXX Laboratories, Inc.*                                      70         6,134
Intuitive Surgical, Inc.*                                      60         7,294
Kinetic Concepts, Inc.*                                       155         7,849
Medtronic, Inc.                                             1,410        69,174
Resmed, Inc.*                                                 130         6,548
Respironics, Inc.*                                            150         6,299
St. Jude Medical, Inc.*                                       280        10,531
Stryker Corp.                                                 370        24,538
Varian Medical Systems, Inc.*                                 140         6,677
Zimmer Holdings, Inc.*                                        280        23,915
                                                                    -----------
Total Health Care Equipment & Supplies                                  308,437
-------------------------------------------------------------------------------
Health Care Providers & Services - 2.2%
Aetna, Inc.                                                 1,105        48,388
AmerisourceBergen Corp.                                       260        13,715
Cardinal Health, Inc.                                         550        40,123
Cigna Corp.                                                   240        34,238
Community Health Systems, Inc.*                               170         5,993
Coventry Health Care, Inc.*                                   290        16,255
DaVita, Inc.*                                                 140         7,465
Express Scripts, Inc.*                                        180        14,530
Health Net, Inc.*                                             190        10,224
Henry Schein, Inc.*                                           120         6,622
Humana, Inc.*                                                 190        11,024
Laboratory Corp. of America Holdings*                         160        11,621
Lincare Holdings, Inc.*                                       188         6,890
Manor Care, Inc.                                              120         6,523
McKesson Corp.                                                430        25,172
Medco Health Solutions, Inc.*                                 360        26,111
Omnicare, Inc.                                                170         6,761
Patterson Cos., Inc.*                                         160         5,678
Pediatrix Medical Group, Inc.*                                120         6,847
Quest Diagnostics, Inc.                                       330        16,457
Sierra Health Services, Inc.*                                 160         6,587
Triad Hospitals, Inc.*                                        194        10,137
UnitedHealth Group, Inc.                                    2,060       109,117

                       See Notes to Financial Statements.


22   WisdomTree Domestic Earnings Funds

WisdomTree Total Earnings Fund

March 31, 2007

===============================================================================
Investments                                                Shares      Value
-------------------------------------------------------------------------------
Universal Health Services, Inc. Class B                       111   $     6,356
VCA Antech, Inc.*                                             180         6,536
WellCare Health Plans, Inc.*                                   81         6,905
WellPoint, Inc.*                                            1,040        84,343
                                                                    -----------
Total Health Care Providers & Services                                  550,618
-------------------------------------------------------------------------------
Health Care Technology - 0.1%
Cerner Corp.*                                                 130         7,079
IMS Health, Inc.                                              387        11,478
                                                                    -----------
Total Health Care Technology                                             18,557
-------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.3%
Applebee's International, Inc.                                260         6,443
Boyd Gaming Corp.                                             130         6,193
Brinker International, Inc.                                   200         6,540
Cheesecake Factory (The)*                                     240         6,396
Choice Hotels International, Inc.                             160         5,669
Darden Restaurants, Inc.                                      230         9,474
Harrah's Entertainment, Inc.                                  140        11,823
Hilton Hotels Corp.                                           310        11,148
International Game Technology                                 290        11,710
International Speedway Corp. Class A                          120         6,204
Jack in the Box, Inc.*                                        100         6,913
Life Time Fitness, Inc.*                                      105         5,398
Marriott International, Inc. Class A                          349        17,087
McDonald's Corp.                                            1,714        77,215
MGM Mirage*                                                   251        17,450
OSI Restaurant Partners, Inc.                                 160         6,320
Panera Bread Co. Class A*                                     110         6,497
Penn National Gaming, Inc.*                                   140         5,939
Pinnacle Entertainment, Inc.*                                 190         5,523
Scientific Games Corp. Class A*                               186         6,106
Starbucks Corp.*                                              400        12,544
Starwood Hotels & Resorts Worldwide, Inc.                     450        29,182
Station Casinos, Inc.                                          70         6,060
Vail Resorts, Inc.*                                           118         6,411
Wendy's International, Inc.                                   166         5,196
Wynn Resorts Ltd.                                              31         2,941
Yum! Brands, Inc.                                             389        22,468
                                                                    -----------
Total Hotels, Restaurants & Leisure                                     320,850
-------------------------------------------------------------------------------
Household Durables - 1.5%
Beazer Homes USA, Inc.                                        379        11,002
Black & Decker Corp. (The)                                    180        14,692
Brookfield Homes Corp.                                        188         6,035
Cavco Industries, Inc.*                                        92         3,215
Centex Corp.                                                  460        19,219
D.R. Horton, Inc.                                           1,240        27,279
Fortune Brands, Inc.                                          250        19,705
Harman International Industries, Inc.                          70         6,726
Hovnanian Enterprises, Inc. Class A*                          330         8,303
Jarden Corp.*                                                 170         6,511
KB Home                                                       360        15,361
Leggett & Platt, Inc.                                         310         7,028
Lennar Corp. Class A                                          700        29,546
M/I Homes, Inc.                                               177         4,699
MDC Holdings, Inc.                                            200         9,614
Meritage Homes Corp.*                                         344        11,049
Mohawk Industries, Inc.*                                      150        12,308
Newell Rubbermaid, Inc.                                       410        12,747
NVR, Inc.*                                                     30        19,950
Pulte Homes, Inc.                                           1,000        26,460
Ryland Group, Inc. (The)                                      220         9,282
Snap-On, Inc.                                                 130         6,253
Standard-Pacific Corp.                                        400         8,348
Stanley Works (The)                                           150         8,304
Technical Olympic USA, Inc.                                 1,836         7,326
Tempur-Pedic International, Inc.                              250         6,498
Toll Brothers, Inc.*                                          690        18,892
WCI Communities, Inc.*                                        292         6,231
Whirlpool Corp.                                               150        12,737
                                                                    -----------
Total Household Durables                                                355,320
-------------------------------------------------------------------------------
Household Products - 1.4%
Central Garden & Pet Co.*                                     384         5,672
Church & Dwight Co., Inc.                                     130         6,546
Clorox Co. (The)                                              200        12,738
Colgate-Palmolive Co.                                         530        35,399
Energizer Holdings, Inc.*                                     100         8,533
Kimberly-Clark Corp.                                          580        39,724
Procter & Gamble Co.                                        3,870       244,428
                                                                    -----------
Total Household Products                                                353,040
-------------------------------------------------------------------------------
Independent Power Producers & Energy - 0.7%
AES Corp. (The)*                                            1,020        21,950
Constellation Energy Group, Inc.                              290        25,216
Mirant Corp.*                                                 740        29,940
NRG Energy, Inc.*                                             300        21,612
TXU Corp.                                                   1,160        74,356
                                                                    -----------
Total Independent Power Producers & Energy                              173,074
-------------------------------------------------------------------------------
Industrial Conglomerates - 2.5%
3M Co.                                                      1,240        94,773
Carlisle Cos., Inc.                                           140         6,010
General Electric Co.                                       14,120       499,284
Teleflex, Inc.                                                 90         6,126
Textron, Inc.                                                 190        17,062
                                                                    -----------
Total Industrial Conglomerates                                          623,255
-------------------------------------------------------------------------------
Insurance - 7.0%
21st Century Insurance Group                                  290         6,148
Alleghany Corp.                                                20         7,472
Allstate Corp. (The)                                        2,030       121,921
AMBAC Financial Group, Inc.                                   260        22,461
American Family Life Assurance Co., Inc.                      860        40,472
American Financial Group, Inc.                                280         9,531
American International Group, Inc.                          4,580       307,867
American National Insurance Co.                                50         6,397
American Physicians Capital, Inc.*                            104         4,168
AON Corp.                                                     480        18,221
Arthur J. Gallagher & Co.                                     210         5,949

                       See Notes to Financial Statements.


                                         WisdomTree Domestic Earnings Funds   23

WisdomTree Total Earnings Fund

March 31, 2007

===============================================================================
Investments                                                Shares      Value
-------------------------------------------------------------------------------
Assurant, Inc.                                                350   $    18,771
Berkshire Hathaway, Inc. Class B*                              60       218,399
Brown & Brown, Inc.                                           220         5,951
Chubb Corp. (The)                                           1,170        60,454
Cincinnati Financial Corp.                                    320        13,568
CNA Financial Corp.*                                          370        15,943
Commerce Group, Inc.                                          220         6,609
Conseco, Inc.*                                                340         5,882
Delphi Financial Group, Inc. Class A                          160         6,437
EMC Insurance Group, Inc.                                     201         5,186
Erie Indemnity Co. Class A                                    110         5,805
First American Corp.                                          180         9,130
Genworth Financial, Inc. Class A                            1,030        35,988
Hanover Insurance Group, Inc. (The)                           130         5,996
Hartford Financial Services Group, Inc. (The)                 770        73,597
HCC Insurance Holdings, Inc.                                  210         6,468
Infinity Property & Casualty Corp.                            127         5,951
Lincoln National Corp.                                        480        32,539
Loews Corp.                                                 1,040        47,247
Markel Corp.*                                                  20         9,697
Marsh & McLennan Cos., Inc.                                   460        13,473
MBIA, Inc.                                                    310        20,302
Mercer Insurance Group, Inc.                                  314         6,245
Mercury General Corp.                                         120         6,365
Metlife, Inc.                                               1,710       107,986
Midland Co. (The)                                             158         6,702
National Financial Partners Corp.                             130         6,098
National Western Life Insurance Co. Class A*                   23         5,630
Nationwide Financial Services, Inc. Class A                   360        19,390
Odyssey Re Holdings Corp.                                     190         7,469
Ohio Casualty Corp.                                           200         5,990
Old Republic International Corp.                              540        11,945
Philadelphia Consolidated Holding Co.*                        170         7,478
Principal Financial Group, Inc.                               450        26,942
ProAssurance Corp.*                                           120         6,138
Progressive Corp. (The)                                     1,770        38,621
Protective Life Corp.                                         140         6,166
Prudential Financial, Inc.                                    780        70,403
Reinsurance Group of America, Inc.                            140         8,081
Safeco Corp.                                                  320        21,258
Safety Insurance Group, Inc.                                  204         8,184
Selective Insurance Group, Inc.                               224         5,703
Stancorp Financial Group, Inc.                                130         6,392
Torchmark Corp.                                               220        14,430
Transatlantic Holdings, Inc.                                  140         9,117
Travelers Cos., Inc. (The)                                  1,600        82,832
Unitrin, Inc.                                                 160         7,531
Unum Group                                                    400         9,212
W.R. Berkley Corp.                                            510        16,891
Wesco Financial Corp.                                          10         4,600
Zenith National Insurance Corp.                               270        12,763
                                                                    -----------
Total Insurance                                                       1,720,562
-------------------------------------------------------------------------------
Internet & Catalog Retail - 0.1%
Amazon.Com, Inc.*                                             210         8,355
Expedia, Inc.*                                                310         7,186
IAC/InterActiveCorp.*                                         220         8,296
priceline.com, Inc.*                                          125         6,658
                                                                    -----------
Total Internet & Catalog Retail                                          30,495
-------------------------------------------------------------------------------
Internet Software & Services - 0.6%
eBay, Inc.*                                                   840        27,846
Google, Inc. Class A*                                         124        56,811
Valueclick, Inc.*                                             240         6,271
VeriSign, Inc.*                                               430        10,802
WebEx Communications, Inc.*                                   124         7,051
Yahoo! Inc.*                                                  920        28,787
                                                                    -----------
Total Internet Software & Services                                      137,568
-------------------------------------------------------------------------------
IT Services - 0.8%
Affiliated Computer Services, Inc. Class A*                   140         8,243
Alliance Data Systems Corp.*                                  100         6,162
Automatic Data Processing, Inc.                               590        28,555
Ceridian Corp.*                                               200         6,968
Checkfree Corp.*                                              150         5,564
Cognizant Technology Solutions Corp. Class A*                  70         6,179
Computer Sciences Corp.*                                      200        10,426
Convergys Corp.*                                              240         6,098
DST Systems, Inc.*                                             90         6,768
Electronic Data Systems Corp.                                 420        11,626
Fidelity National Information Services, Inc.                  160         7,274
First Data Corp.                                              630        16,946
Fiserv, Inc.*                                                 240        12,734
Gartner, Inc.*                                                280         6,706
Global Payments, Inc.                                         160         5,450
Iron Mountain, Inc.*                                          220         5,749
MoneyGram International, Inc.                                 210         5,830
Paychex, Inc.                                                 320        12,118
Sabre Holdings Corp. Class A                                  190         6,223
Total System Services, Inc.                                   220         7,007
VeriFone Holdings, Inc.*                                      150         5,510
                                                                    -----------
Total IT Services                                                       188,136
-------------------------------------------------------------------------------
Leisure Equipment & Products - 0.2%

Brunswick Corp.                                               260         8,281
Hasbro, Inc.                                                  220         6,296
MarineMax, Inc.*                                              269         6,235
Mattel, Inc.                                                  680        18,749
Polaris Industries, Inc.                                      130         6,237
Pool Corp.                                                    170         6,086
                                                                    -----------
Total Leisure Equipment & Products                                       51,884
-------------------------------------------------------------------------------
Life Sciences Tools & Services - 0.2%
Bio-Rad Laboratories, Inc. Class A*                            70         4,889
Charles River Laboratories International, Inc.*               130         6,014
Covance, Inc.*                                                100         5,934
Invitrogen Corp.*                                             100         6,365
Millipore Corp.*                                               80         5,798
PerkinElmer, Inc.                                             260         6,297

                       See Notes to Financial Statements.


24   WisdomTree Domestic Earnings Funds

WisdomTree Total Earnings Fund

March 31, 2007

===============================================================================
Investments                                                Shares      Value
-------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.                      180   $     6,064
Thermo Fisher Scientific, Inc.*                               130         6,078
Waters Corp.*                                                 120         6,959
                                                                    -----------
Total Life Sciences Tools & Services                                     54,398
-------------------------------------------------------------------------------
Machinery - 2.2%
AGCO Corp.*                                                   180         6,655
Caterpillar, Inc.                                           1,630       109,258
CLARCOR, Inc.                                                 190         6,042
Crane Co.                                                     160         6,467
Cummins, Inc.                                                 160        23,155
Danaher Corp.                                                 390        27,866
Deere & Co.                                                   420        45,629
Donaldson Co., Inc.                                           180         6,498
Dover Corp.                                                   320        15,619
Eaton Corp.                                                   340        28,410
Flowserve Corp.*                                              120         6,863
Gardner Denver, Inc.*                                         170         5,925
Graco, Inc.                                                   150         5,874
Harsco Corp.                                                  140         6,280
IDEX Corp.                                                    120         6,106
Illinois Tool Works, Inc.                                     990        51,084
ITT Corp.                                                     220        13,270
Joy Global, Inc.                                              324        13,900
Kennametal, Inc.                                              100         6,761
Lincoln Electric Holdings, Inc.                               100         5,956
Manitowoc Co., Inc. (The)                                     110         6,988
Nordson Corp.                                                 120         5,575
Oshkosh Truck Corp.                                           120         6,360
Paccar, Inc.                                                  590        43,306
Pall Corp.                                                    180         6,840
Parker Hannifin Corp.                                         270        23,304
Pentair, Inc.                                                 200         6,232
SPX Corp.                                                      90         6,318
Terex Corp.*                                                  160        11,482
Timken Co. (The)                                              310         9,396
Toro Co. (The)                                                120         6,149
Trinity Industries, Inc.                                      160         6,707
Watts Water Technologies, Inc. Class A                        140         5,324
                                                                    -----------
Total Machinery                                                         541,599
-------------------------------------------------------------------------------
Marine - 0.1%
Alexander & Baldwin, Inc.                                     130         6,557
Kirby Corp.*                                                  231         8,081
                                                                    -----------
Total Marine                                                             14,638
-------------------------------------------------------------------------------
Media - 2.8%
Belo Corp. Class A                                            340         6,348
CBS Corp. Class B                                             919        28,112
Clear Channel Communications, Inc.                            460        16,118
Comcast Corp. Class A*                                        848        22,006
DIRECTV Group, Inc. (The)*                                  1,300        29,991
Dow Jones & Co., Inc.                                         170         5,860
DreamWorks Animation SKG, Inc. Class A*                       230         7,033
E.W. Scripps Co. (The) Class A                                190         8,489
EchoStar Communications Corp. Class A*                        420        18,241
Gannett Co., Inc.                                             470        26,456
Getty Images, Inc.*                                           120         5,836
Harte-Hanks, Inc.                                             230         6,346
Hearst-Argyle Television, Inc.                                240         6,526
Interactive Data Corp.                                        270         6,683
John Wiley & Sons, Inc. Class A                               160         6,042
Marvel Entertainment, Inc.*                                   220         6,105
McClatchy Co. Class A                                         160         5,058
McGraw-Hill Cos., Inc. (The)                                  340        21,379
Meredith Corp.                                                100         5,739
Morningstar, Inc.*                                            126         6,507
New York Times Co. (The) Class A                              225         5,290
News Corp. Class A                                          8,320       192,357
Omnicom Group, Inc.                                           220        22,524
Regal Entertainment Group Class A                             280         5,564
Time Warner, Inc.                                           5,080       100,177
Tribune Co.                                                   410        13,165
Walt Disney Co. (The)                                       2,730        93,993
Washington Post Co. (The) Class B                              10         7,635
                                                                    -----------
Total Media                                                             685,580
-------------------------------------------------------------------------------
Metals & Mining - 1.5%
AK Steel Holding Corp.*                                       310         7,251
Alcoa, Inc.                                                 1,830        62,037
Allegheny Technologies, Inc.                                  170        18,137
Carpenter Technology Corp.                                     50         6,038
Chaparral Steel Co.                                           130         7,562
Cleveland-Cliffs, Inc.                                        160        10,242
Commercial Metals Co.                                         340        10,659
Freeport-McMoRan Copper & Gold, Inc. Class B                  640        42,362
Newmont Mining Corp.                                          310        13,017
Nucor Corp.                                                   780        50,801
Reliance Steel & Aluminum Co.                                 240        11,616
RTI International Metals, Inc.*                                80         7,281
Southern Copper Corp.                                         860        61,628
Steel Dynamics, Inc.                                          300        12,960
Titanium Metals Corp.*                                        325        11,645
United States Steel Corp.                                     430        42,643
                                                                    -----------
Total Metals & Mining                                                   375,879
-------------------------------------------------------------------------------
Multiline Retail - 0.9%
Big Lots, Inc.*                                               205         6,412
Dillard's, Inc. Class A                                       180         5,891
Dollar General Corp.                                          470         9,941
Dollar Tree Stores, Inc.*                                     190         7,266
Family Dollar Stores, Inc.                                    200         5,924
Federated Department Stores, Inc.                             560        25,228
JC Penney Co., Inc.                                           370        30,399
Kohl's Corp.*                                                 370        28,346
Nordstrom, Inc.                                               330        17,470
Sears Holdings Corp.*                                         140        25,222
Target Corp.                                                1,170        69,335
                                                                    -----------
Total Multiline Retail                                                  231,434
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.


                                         WisdomTree Domestic Earnings Funds   25

WisdomTree Total Earnings Fund

March 31, 2007

===============================================================================
Investments                                                Shares      Value
-------------------------------------------------------------------------------
Multi-Utilities - 1.3%
Alliant Energy Corp.                                          160   $     7,171
Ameren Corp.                                                  290        14,587
Centerpoint Energy, Inc.                                      750        13,455
Consolidated Edison, Inc.                                     330        16,850
Dominion Resources, Inc.                                      520        46,160
DTE Energy Co.                                                350        16,765
Energy East Corp.                                             250         6,090
Integrys Energy Group, Inc.                                   110         6,106
KeySpan Corp.                                                 330        13,580
MDU Resources Group, Inc.                                     320         9,197
NiSource, Inc.                                                380         9,287
NSTAR                                                         180         6,322
OGE Energy Corp.                                              160         6,208
PG&E Corp.                                                    640        30,893
PNM Resources, Inc.                                           200         6,460
Public Service Enterprise Group, Inc.                         260        21,590
Puget Energy, Inc.                                            250         6,420
SCANA Corp.                                                   190         8,202
Sempra Energy                                                 640        39,046
TECO Energy, Inc.                                             380         6,540
Vectren Corp.                                                 220         6,292
Wisconsin Energy Corp.                                        190         9,219
Xcel Energy, Inc.                                             640        15,802
                                                                    -----------
Total Multi-Utilities                                                   322,242
-------------------------------------------------------------------------------
Office Electronics - 0.2%
Xerox Corp.*                                                2,000        33,780
Zebra Technologies Corp. Class A*                             180         6,950
                                                                    -----------
Total Office Electronics                                                 40,730
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 13.0%
Anadarko Petroleum Corp.                                    1,980        85,100
Apache Corp.                                                1,050        74,235
Arch Coal, Inc.                                               210         6,445
Cabot Oil & Gas Corp.                                          90         6,059
Chesapeake Energy Corp.                                     1,600        49,408
Chevron Corp.                                               6,420       474,823
Cimarex Energy Co.                                            405        14,993
ConocoPhillips                                              6,060       414,201
CONSOL Energy, Inc.                                           260        10,174
Denbury Resources, Inc.*                                      220         6,554
Devon Energy Corp.                                          1,240        85,833
El Paso Corp.                                                 630         9,116
EOG Resources, Inc.                                           600        42,804
Exxon Mobil Corp.                                          14,210     1,072,144
Forest Oil Corp.*                                             247         8,242
Frontier Oil Corp.                                            340        11,098
Helix Energy Solutions Group, Inc.*                           190         7,085
Hess Corp.                                                    890        49,368
Holly Corp.                                                   120         7,116
Houston Exploration Co.*                                      120         6,474
Kinder Morgan Management, LLC                                 120         6,149
Kinder Morgan, Inc.                                           170        18,097
Marathon Oil Corp.                                          1,480       146,268
Murphy Oil Corp.                                              370        19,758
Newfield Exploration Co.*                                     370        15,433
Noble Energy, Inc.                                            320        19,088
Occidental Petroleum Corp.                                  2,450       120,810
Overseas Shipholding Group, Inc.                              180        11,268
Peabody Energy Corp.                                          350        14,084
PetroHawk Energy Corp.*                                       510         6,717
Pioneer Natural Resources Co.                                 160         6,898
Plains Exploration & Production Co.*                          130         5,868
Pogo Producing Co.                                            224        10,774
Quicksilver Resources, Inc.*                                  160         6,363
Range Resources Corp.                                         200         6,680
Southwestern Energy Co.*                                      160         6,557
St. Mary Land & Exploration Co.                               170         6,236
Sunoco, Inc.                                                  460        32,402
Tesoro Corp.                                                  280        28,120
Valero Energy Corp.                                         2,770       178,637
W&T Offshore, Inc.                                            206         5,960
Whiting Petroleum Corp.*                                      140         5,517
Williams Cos., Inc. (The)                                     440        12,522
XTO Energy, Inc.                                            1,040        57,002
                                                                    -----------
Total Oil, Gas & Consumable Fuels                                     3,188,480
-------------------------------------------------------------------------------
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.                                       300         6,018
MeadWestvaco Corp.                                            200         6,168
Weyerhaeuser Co.                                               80         5,979
                                                                    -----------
Total Paper & Forest Products                                            18,165
-------------------------------------------------------------------------------
Personal Products - 0.2%
Alberto-Culver Co.                                            272         6,223
Avon Products, Inc.                                           430        16,022
Estee Lauder Cos., Inc. (The) Class A                         220        10,747
NBTY, Inc.*                                                   120         6,365
                                                                    -----------
Total Personal Products                                                  39,357
-------------------------------------------------------------------------------
Pharmaceuticals - 4.9%
Abbott Laboratories                                         1,780        99,324
Barr Pharmaceuticals, Inc.*                                   170         7,880
Bristol-Myers Squibb Co.                                    2,430        67,457
Eli Lilly & Co.                                             1,640        88,084
Endo Pharmaceuticals Holdings, Inc.*                          200         5,880
Forest Laboratories, Inc.*                                    380        19,547
Johnson & Johnson                                           4,420       266,349
King Pharmaceuticals, Inc.*                                   350         6,885
Merck & Co., Inc.                                           3,510       155,037
Mylan Laboratories, Inc.                                      330         6,976
Pfizer, Inc.                                               12,820       323,832
Schering-Plough Corp.                                       1,110        28,316
Sepracor, Inc.*                                               120         5,596
Watson Pharmaceuticals, Inc.*                                 220         5,815
Wyeth                                                       2,220       111,067
                                                                    -----------
Total Pharmaceuticals                                                 1,198,045
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.


26   WisdomTree Domestic Earnings Funds

WisdomTree Total Earnings Fund

March 31, 2007

Investments                                                Shares      Value
-------------------------------------------------------------------------------
Real Estate Investment Trusts - 0.9%
Alexandria Real Estate Equities, Inc.                          60   $     6,022
AMB Property Corp.                                            100         5,879
Archstone-Smith Trust                                         100         5,428
Boston Properties, Inc.                                       212        24,888
BRE Properties, Inc.                                           90         5,684
Colonial Properties Trust                                     117         5,343
Corporate Office Properties Trust                             110         5,025
Cousins Properties, Inc.                                      170         5,586
Developers Diversified Realty Corp.                            90         5,661
Duke Realty Corp.                                             130         5,651
Entertainment Properties Trust                                 90         5,423
Equity One, Inc.                                              220         5,830
Health Care REIT, Inc.                                        130         5,707
Healthcare Realty Trust, Inc.                                 150         5,595
Home Properties, Inc.                                         100         5,281
Hospitality Properties Trust                                  130         6,084
HRPT Properties Trust                                         460         5,658
Kimco Realty Corp.                                            188         9,163
LaSalle Hotel Properties*                                     130         6,027
Liberty Property Trust                                        130         6,334
Mack-Cali Realty Corp.                                        120         5,716
Nationwide Health Properties, Inc.                            190         5,939
New Plan Excel Realty Trust, Inc.                             210         6,936
Plum Creek Timber Co., Inc.                                   220         8,672
Post Properties, Inc.                                         130         5,945
Potlatch Corp.                                                130         5,951
Prologis                                                      143         9,285
Rayonier, Inc.                                                140         6,020
Realty Income Corp.                                           210         5,922
Regency Centers Corp.                                          70         5,849
Senior Housing Properties Trust                               233         5,569
Ventas, Inc.                                                  130         5,477
Washington Real Estate Investment Trust                       150         5,613
Weingarten Realty Investors                                   120         5,707
                                                                    -----------
Total Real Estate Investment Trusts                                     224,870
-------------------------------------------------------------------------------
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A*                         217         7,417
Jones Lang LaSalle, Inc.                                       60         6,257
                                                                    -----------
Total Real Estate Management & Development                               13,674
-------------------------------------------------------------------------------
Road & Rail - 1.0%
Burlington Northern Santa Fe Corp.                            670        53,887
Con-way, Inc.                                                 150         7,476
CSX Corp.                                                     870        34,844
Florida East Coast Industries, Inc.                           100         6,269
Heartland Express, Inc.                                       370         5,876
JB Hunt Transport Services, Inc.                              290         7,610
Kansas City Southern*                                         200         7,116
Laidlaw International, Inc.                                   180         6,228
Landstar System, Inc.                                         140         6,418
Norfolk Southern Corp.                                        760        38,456
Ryder System, Inc.                                            120         5,921
Swift Transportation Co., Inc.*                               200         6,232
Union Pacific Corp.                                           400        40,619
YRC Worldwide, Inc.*                                          230         9,251
                                                                    -----------
Total Road & Rail                                                       236,203
-------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment - 1.8%
Advanced Micro Devices, Inc.*                                 750         9,795
Altera Corp.*                                                 463         9,255
Analog Devices, Inc.                                          260         8,967
Applied Materials, Inc.                                     1,770        32,426
Atmel Corp.*                                                1,146         5,764
Broadcom Corp. Class A*                                       210         6,735
Cypress Semiconductor Corp.*                                  330         6,122
Intel Corp.                                                 7,200       137,737
International Rectifier Corp.*                                140         5,349
Intersil Corp. Class A                                        310         8,212
KLA-Tencor Corp.                                              130         6,932
Lam Research Corp.*                                           274        12,971
Linear Technology Corp.                                       390        12,320
LSI Logic Corp.*                                              670         6,995
Maxim Integrated Products, Inc.                               420        12,348
MEMC Electronic Materials, Inc.*                              180        10,904
Microchip Technology, Inc.                                    220         7,817
Micron Technology, Inc.*                                      490         5,919
National Semiconductor Corp.                                  596        14,387
Novellus Systems Inc.*                                        200         6,404
Nvidia Corp.*                                                 230         6,619
ON Semiconductor Corp.*                                     1,023         9,125
Teradyne, Inc.*                                               651        10,768
Texas Instruments, Inc.                                     2,450        73,746
Varian Semiconductor Equipment Associates, Inc.*              150         8,007
Xilinx, Inc.                                                  429        11,038
                                                                    -----------
Total Semiconductors & Semiconductor Equipment                          446,662
-------------------------------------------------------------------------------
Software - 2.2%
Activision Inc.*                                              380         7,197
Adobe Systems, Inc.*                                          300        12,510
Autodesk, Inc.*                                               150         5,640
BEA Systems, Inc.*                                            479         5,552
BMC Software, Inc.*                                           190         5,850
CA, Inc.                                                      207         5,363
Cadence Design Systems, Inc.*                                 310         6,529
Citrix Systems, Inc.*                                         200         6,406
Compuware Corp.*                                              690         6,548
Electronic Arts, Inc.*                                        130         6,547
Factset Research Systems, Inc.                                110         6,914
Fair Isaac Corp.                                              160         6,189
Hyperion Solutions Corp.*                                     135         6,997
Intuit, Inc.*                                                 330         9,029
Micros Systems, Inc.*                                         110         5,939
Microsoft Corp.                                            11,778       328,252
NAVTEQ Corp.*                                                 180         6,210
Oracle Corp.*                                               5,270        95,545
Red Hat, Inc.*                                                260         5,962

                       See Notes to Financial Statements.


                                         WisdomTree Domestic Earnings Funds   27

WisdomTree Total Earnings Fund

March 31, 2007

===============================================================================
Investments                                                Shares      Value
-------------------------------------------------------------------------------
Sybase, Inc.*                                                 240   $     6,067
Symantec Corp.*                                               380         6,574
                                                                    -----------
Total Software                                                          551,820
-------------------------------------------------------------------------------
Specialty Retail - 2.5%
Abercrombie & Fitch Co. Class A                               140        10,595
Advance Auto Parts, Inc.                                      180         6,939
Aeropostale, Inc.*                                            170         6,839
American Eagle Outfitters, Inc.                               270         8,097
AnnTaylor Stores Corp.*                                       180         6,980
Autonation, Inc.*                                             440         9,346
Autozone, Inc.*                                               130        16,658
Barnes & Noble, Inc.                                          150         5,918
Bed Bath & Beyond, Inc.*                                      400        16,068
Best Buy Co., Inc.                                            680        33,130
Carmax, Inc.*                                                 220         5,399
Chico's FAS, Inc.*                                            290         7,085
Circuit City Stores, Inc.                                     290         5,374
Claire's Stores, Inc.                                         180         5,782
Dick's Sporting Goods, Inc.*                                  120         6,991
DSW, Inc. Class A*                                            150         6,332
Foot Locker, Inc.                                             280         6,594
GameStop Corp. Class A*                                       240         7,817
Gap, Inc. (The)                                             1,150        19,792
Guess?, Inc.                                                  180         7,288
Home Depot, Inc.                                            4,200       154,307
Limited Brands, Inc.                                          640        16,678
Lowe's Cos., Inc.                                           2,710        85,337
Men's Wearhouse, Inc. (The)                                   140         6,587
Office Depot, Inc.*                                           330        11,596
OfficeMax, Inc.                                               120         6,329
O'Reilly Automotive, Inc.*                                    180         5,958
Payless ShoeSource Inc.*                                      200         6,640
PetSmart, Inc.                                                200         6,592
RadioShack Corp.                                              280         7,568
Rent-A-Center, Inc.*                                          210         5,876
Ross Stores, Inc.                                             190         6,536
Sherwin-Williams Co. (The)                                    240        15,850
Staples, Inc.                                                 850        21,964
Tiffany & Co.                                                 180         8,186
TJX Cos., Inc.                                                700        18,872
Tractor Supply Co.*                                           130         6,695
United Auto Group, Inc.                                       260         5,278
Urban Outfitters, Inc.*                                       250         6,628
Williams-Sonoma, Inc.                                         180         6,383
                                                                    -----------
Total Specialty Retail                                                  608,884
-------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc.*                                                  340        17,017
Columbia Sportswear Co.                                       100         6,231
Jones Apparel Group, Inc.                                     190         5,839
Liz Claiborne, Inc.                                           160         6,856
Nike, Inc. Class B                                            380        40,378
Phillips-Van Heusen Corp.                                     120         7,056
Polo Ralph Lauren Corp.                                       130        11,460
VF Corp.                                                      190        15,698
                                                                    -----------
Total Textiles, Apparel & Luxury Goods                                  110,535
-------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 1.3%
Accredited Home Lenders Holding Co.*                          865         8,019
Astoria Financial Corp.                                       210         5,584
Capitol Federal Financial                                     160         6,050
Corus Bankshares, Inc.                                        615        10,492
Countrywide Financial Corp.                                 1,770        59,543
Delta Financial Corp.                                         681         5,632
Downey Financial Corp.                                         90         5,809
FirstFed Financial Corp.*                                     164         9,320
Fremont General Corp.                                       1,232         8,538
Hudson City Bancorp, Inc.                                     570         7,798
IndyMac Bancorp, Inc.                                         409        13,108
MGIC Investment Corp.                                         260        15,319
New York Community Bancorp, Inc.                              370         6,508
NewAlliance Bancshares, Inc.                                  390         6,322
Ocwen Financial Corp.*                                        692         8,906
People's Bank                                                 140         6,216
PMI Group, Inc. (The)                                         250        11,305
Radian Group, Inc.                                            260        14,269
Sovereign Bancorp, Inc.                                       450        11,448
United Community Financial Corp.                              557         6,155
Washington Federal, Inc.                                      270         6,334
Washington Mutual, Inc.                                     1,960        79,144
Webster Financial Corp.                                       130         6,241
                                                                    -----------
Total Thrifts & Mortgage Finance                                        318,060
-------------------------------------------------------------------------------
Tobacco - 1.7%
Altria Group, Inc.                                          3,650       320,507
Reynolds American, Inc.                                     1,110        69,275
UST, Inc.                                                     250        14,495
                                                                    -----------
Total Tobacco                                                           404,277
-------------------------------------------------------------------------------
Trading Companies & Distributors - 0.2%
Fastenal Co.                                                  170         5,959
GATX Corp.                                                    130         6,214
MSC Industrial Direct Co. Class A                             140         6,535
United Rentals, Inc.*                                         240         6,600
W.W. Grainger, Inc.                                           150        11,586
WESCO International, Inc.*                                    100         6,278
                                                                    -----------
Total Trading Companies & Distributors                                   43,172
-------------------------------------------------------------------------------
Water Utilities - 0.0%
Aqua America Inc.                                             270         6,062
-------------------------------------------------------------------------------
Wireless Telecommunication Services - 0.5%
ALLTEL Corp.                                                  350        21,700
Leap Wireless International, Inc.*                            100         6,598
NII Holdings, Inc.*                                            90         6,676
Sprint Nextel Corp.                                         1,270        24,079
Telephone & Data Systems, Inc.                                919        54,791

                       See Notes to Financial Statements.


28   WisdomTree Domestic Earnings Funds

Schedule of Investments (concluded)

WisdomTree Total Earnings Fund

March 31, 2007

================================================================================
Investments                                                Shares      Value
-------------------------------------------------------------------------------

United States Cellular Corp.*                                 120   $     8,814
                                                                    -----------
Total Wireless Telecommunication Services                               122,658
-------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES - 100.0%
(Cost: $25,061,911)                                                  24,486,942
Other Assets in Excess of Liabilities - 0.0%                             10,253
                                                                    -----------
NET ASSETS - 100.0%                                                 $24,497,195
================================================================================

*     Non-income producing security.

                       See Notes to Financial Statements.


                                         WisdomTree Domestic Earnings Funds   29

Schedule of Investments

WisdomTree Earnings 500 Fund

March 31, 2007

===============================================================================
Investments                                                Shares      Value
-------------------------------------------------------------------------------
COMMON STOCKS - 99.8%
Aerospace & Defense - 2.3%
Boeing Co. (The)                                              744   $    66,149
General Dynamics Corp.                                        552        42,173
Goodrich Corp.                                                264        13,591
Honeywell International, Inc.                               1,264        58,220
L-3 Communications Holdings, Inc.                             184        16,094
Lockheed Martin Corp.                                         672        65,197
Northrop Grumman Corp.                                        512        38,001
Precision Castparts Corp.                                     144        14,983
Raytheon Co.                                                  680        35,673
Rockwell Collins, Inc.                                        184        12,315
United Technologies Corp.                                   1,416        92,040
                                                                    -----------
Total Aerospace & Defense                                               454,436
-------------------------------------------------------------------------------
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.                                 152         7,258
Expeditors International Washington, Inc.                     144         5,950
FedEx Corp.                                                   424        45,550
United Parcel Service Inc. Class B                          1,344        94,215
                                                                    -----------
Total Air Freight & Logistics                                           152,973
-------------------------------------------------------------------------------
Airlines - 0.1%
Southwest Airlines Co.                                        832        12,230
US Airways Group, Inc.*                                        16           728
                                                                    -----------
Total Airlines                                                           12,958
-------------------------------------------------------------------------------
Auto Components - 0.2%
Johnson Controls, Inc.                                        312        29,521
-------------------------------------------------------------------------------
Automobiles - 0.1%
Harley-Davidson, Inc.                                         384        22,560
-------------------------------------------------------------------------------
Beverages - 1.8%
Anheuser-Busch Cos., Inc.                                   1,095        55,254
Brown-Forman Corp. Class B                                    152         9,965
Coca-Cola Co. (The)                                         2,680       128,639
Coca-Cola Enterprises, Inc.                                   664        13,446
Constellation Brands, Inc. Class A*                           272         5,761
Molson Coors Brewing Co. Class B                               88         8,327
Pepsi Bottling Group, Inc.                                    384        12,246
PepsiCo, Inc.                                               1,984       126,103
                                                                    -----------
Total Beverages                                                         359,741
-------------------------------------------------------------------------------
Biotechnology - 0.7%
Amgen, Inc.*                                                1,056        59,009
Biogen Idec, Inc.*                                              8           355
Genentech, Inc.*                                              568        46,644
Genzyme Corp.*                                                176        10,564
Gilead Sciences, Inc.*                                        296        22,644
                                                                    -----------
Total Biotechnology                                                     139,216
-------------------------------------------------------------------------------
Building Products - 0.2%
American Standard Cos., Inc.                                  288        15,270
Masco Corp.                                                   800        21,920
USG Corp.*                                                    160         7,469
                                                                    -----------
Total Building Products                                                  44,659
-------------------------------------------------------------------------------
Capital Markets - 4.5%
American Capital Strategies Ltd.                              384        17,015
Bank of New York Co., Inc. (The)                              912        36,982
Bear, Stearns & Co., Inc. (The)                               304        45,706
BlackRock, Inc.                                                40         6,252
Charles Schwab Corp. (The)                                  1,240        22,680
E*Trade Financial Corp.*                                      528        11,204
Franklin Resources, Inc.                                      200        24,166
Goldman Sachs Group, Inc.                                   1,013       209,317
Legg Mason, Inc.                                              152        14,320
Lehman Brothers Holdings, Inc.                              1,248        87,447
Mellon Financial Corp.                                        504        21,743
Merrill Lynch & Co., Inc.                                   1,432       116,951
Morgan Stanley                                              2,443       192,411
Northern Trust Corp.                                          280        16,839
SEI Investments Co.                                            88         5,300
State Street Corp.                                            400        25,900
T. Rowe Price Group, Inc.                                     280        13,213
TD Ameritrade Holding Corp.*                                  712        10,595
                                                                    -----------
Total Capital Markets                                                   878,041
-------------------------------------------------------------------------------
Chemicals - 1.6%
Air Products & Chemicals, Inc.                                232        17,159
Ashland, Inc.                                                  72         4,723
Dow Chemical Co. (The)                                      2,120        97,223
E.I. Du Pont de Nemours & Co.                               1,256        62,084
Eastman Chemical Co.                                          176        11,146
Ecolab, Inc.                                                  208         8,944
Lyondell Chemical Co.                                         616        18,462
Monsanto Co.                                                  376        20,665
PPG Industries, Inc.                                          288        20,249
Praxair, Inc.                                                 384        24,177
Rohm & Haas Co.                                               360        18,619
Sigma-Aldrich Corp.                                           168         6,975
                                                                    -----------
Total Chemicals                                                         310,426
-------------------------------------------------------------------------------
Commercial Banks - 4.9%
BB&T Corp.                                                    976        40,036
Comerica, Inc.                                                336        19,864
Commerce Bancorp, Inc.                                        168         5,608
Compass Bancshares, Inc.                                      192        13,210
Fifth Third Bancorp                                           912        35,285
First Horizon National Corp.                                  176         7,309
Huntington Bancshares, Inc.                                   488        10,663
KeyCorp                                                       808        30,276
M&T Bank Corp.                                                176        20,386
Marshall & Ilsley Corp.                                       424        19,635
National City Corp.                                         1,256        46,786
PNC Financial Services Group, Inc. (The)                      888        63,909
Popular, Inc.                                                 568         9,406
Regions Financial Corp.                                       848        29,994
SunTrust Banks, Inc.                                          616        51,153
Synovus Financial Corp.                                       480        15,523
TD Banknorth, Inc.                                            248         7,976

                       See Notes to Financial Statements.


30   WisdomTree Domestic Earnings Funds

WisdomTree Earnings 500 Fund

March 31, 2007

===============================================================================
Investments                                                Shares      Value
-------------------------------------------------------------------------------
U.S. Bancorp                                                3,320   $   116,100
UnionBanCal Corp.                                             288        18,265
Wachovia Corp.                                              3,120       171,756
Wells Fargo & Co.                                           5,760       198,316
Zions Bancorp.                                                176        14,876
                                                                    -----------
Total Commercial Banks                                                  946,332
-------------------------------------------------------------------------------
Commercial Services & Supplies - 0.5%
Avery Dennison Corp.                                          115         7,390
Cintas Corp.                                                  200         7,220
Dun & Bradstreet Corp.                                         72         6,566
Equifax, Inc.                                                 168         6,124
Manpower, Inc.                                                104         7,672
Monster Worldwide, Inc.*                                       88         4,169
Pitney Bowes, Inc.                                            272        12,346
R.R. Donnelley & Sons Co.                                     256         9,367
Republic Services, Inc.                                       252         7,011
Robert Half International, Inc.                               184         6,810
Waste Management, Inc.                                        776        26,701
                                                                    -----------
Total Commercial Services & Supplies                                    101,376
-------------------------------------------------------------------------------
Communications Equipment - 1.7%
Avaya, Inc.*                                                  392         4,630
Cisco Systems, Inc.*                                        5,096       130,100
Corning, Inc.*                                              1,712        38,931
Harris Corp.                                                  168         8,560
Juniper Networks, Inc.*                                       120         2,362
Motorola, Inc.                                              4,112        72,659
Qualcomm, Inc.                                              1,552        66,208
                                                                    -----------
Total Communications Equipment                                          323,450
-------------------------------------------------------------------------------
Computers & Peripherals - 2.5%
Apple, Inc.*                                                  424        39,394
Dell, Inc.*                                                 1,656        38,436
EMC Corp.                                                   1,816        25,152
Hewlett-Packard Co.                                         3,120       125,237
International Business Machines Corp.                       2,410       227,166
Lexmark International, Inc. Class A*                          112         6,548
NCR Corp.*                                                    248        11,847
Network Appliance, Inc.*                                      120         4,382
SanDisk Corp.*                                                208         9,110
                                                                    -----------
Total Computers & Peripherals                                           487,272
-------------------------------------------------------------------------------
Construction & Engineering - 0.1%
Fluor Corp.                                                    80         7,178
Jacobs Engineering Group, Inc.*                               128         5,971
                                                                    -----------
Total Construction & Engineering                                         13,149
-------------------------------------------------------------------------------
Construction Materials - 0.1%
Vulcan Materials Co.                                          120        13,978
-------------------------------------------------------------------------------
Consumer Finance - 0.9%
American Express Co.                                        1,392        78,509
Capital One Financial Corp.                                   768        57,953
SLM Corp.                                                     792        32,393
                                                                    -----------
Total Consumer Finance                                                  168,855
-------------------------------------------------------------------------------
Consumer Staples - 0.1%
Supervalu, Inc.                                               264        10,314
-------------------------------------------------------------------------------
Containers & Packaging - 0.0%
Sealed Air Corp.                                              224         7,078
-------------------------------------------------------------------------------
Distributors - 0.1%
Genuine Parts Co.                                             248        12,152
-------------------------------------------------------------------------------
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A*                                   232        10,184
H&R Block, Inc.                                               440         9,258
Weight Watchers International, Inc.                           112         5,162
                                                                    -----------
Total Diversified Consumer Services                                      24,604
-------------------------------------------------------------------------------
Diversified Financial Services - 6.8%
Bank of America Corp.                                       9,336       476,323
Chicago Mercantile Exchange Holdings, Inc. Class A             16         8,519
CIT Group, Inc.                                               464        24,555
Citigroup, Inc.                                             9,768       501,489
JPMorgan Chase & Co.                                        6,376       308,471
Moody's Corp.                                                 232        14,398
                                                                    -----------
Total Diversified Financial Services                                  1,333,755
-------------------------------------------------------------------------------
Diversified Telecommunication Services - 2.4%
AT&T, Inc.                                                  6,986       275,458
CenturyTel, Inc.                                              184         8,315
Verizon Communications, Inc.                                4,392       166,545
Windstream Corp.                                              744        10,929
                                                                    -----------
Total Diversified Telecommunication Services                            461,247
-------------------------------------------------------------------------------
Electric Utilities - 1.8%
Allegheny Energy, Inc.*                                       152         7,469
American Electric Power Co., Inc.                             488        23,790
Duke Energy Corp.                                           2,656        53,891
Edison International                                          616        30,264
Entergy Corp.                                                 280        29,378
Exelon Corp.                                                  848        58,267
FirstEnergy Corp.                                             488        32,325
FPL Group, Inc.                                               520        31,808
Pepco Holdings, Inc.                                          224         6,500
Pinnacle West Capital Corp.                                   152         7,334
PPL Corp.                                                     616        25,194
Progress Energy, Inc.                                         232        11,702
Southern Co.                                                1,048        38,409
                                                                    -----------
Total Electric Utilities                                                356,331
-------------------------------------------------------------------------------
Electrical Equipment - 0.3%
Emerson Electric Co.                                        1,104        47,571
Rockwell Automation, Inc.                                     256        15,327
                                                                    -----------
Total Electrical Equipment                                               62,898
-------------------------------------------------------------------------------
Electronic Equipment & Instruments - 0.2%
Agilent Technologies, Inc.*                                   440        14,824
Amphenol Corp. Class A                                         96         6,199
CDW Corp.                                                      96         5,897
Jabil Circuit, Inc.                                           200         4,282

                       See Notes to Financial Statements.


                                         WisdomTree Domestic Earnings Funds   31

WisdomTree Earnings 500 Fund

March 31, 2007

===============================================================================
Investments                                                Shares      Value
-------------------------------------------------------------------------------
Molex, Inc.                                                   216   $     6,091
                                                                    -----------
Total Electronic Equipment & Instruments                                 37,293
-------------------------------------------------------------------------------
Energy Equipment & Services - 1.0%
Baker Hughes, Inc.                                            424        28,039
BJ Services Co.                                               640        17,856
Cameron International Corp.*                                  128         8,037
Diamond Offshore Drilling, Inc.                               184        14,895
ENSCO International, Inc.                                     304        16,538
Grant Prideco, Inc.*                                          240        11,962
Halliburton Co.                                             2,072        65,765
National Oilwell Varco, Inc.*                                 208        16,180
Pride International, Inc.*                                    192         5,779
Smith International, Inc.                                     264        12,685
                                                                    -----------
Total Energy Equipment & Services                                       197,736
-------------------------------------------------------------------------------
Food & Staples Retailing - 2.7%
Costco Wholesale Corp.                                        520        27,997
CVS Corp.                                                   1,988        67,870
Kroger Co. (The)                                            1,048        29,606
Safeway, Inc.                                                 552        20,225
SYSCO Corp.                                                   624        21,110
Walgreen Co.                                                1,016        46,624
Wal-Mart Stores, Inc.                                       6,431       301,936
Whole Foods Market, Inc.                                      104         4,664
                                                                    -----------
Total Food & Staples Retailing                                          520,032
-------------------------------------------------------------------------------
Food Products - 1.4%
Archer-Daniels-Midland Co.                                  1,208        44,335
Campbell Soup Co.                                             480        18,696
ConAgra Foods, Inc.                                           400         9,964
Dean Foods Co.*                                               160         7,478
General Mills, Inc.                                           456        26,548
H.J. Heinz Co.                                                360        16,963
Hershey Co. (The)                                             288        15,742
Hormel Foods Corp.                                            192         7,140
Kellogg Co.                                                   512        26,332
Kraft Foods, Inc. Class A                                   2,256        71,426
McCormick & Co., Inc.                                         120         4,622
Sara Lee Corp.                                                744        12,588
Wm. Wrigley Jr. Co.                                           248        12,631
                                                                    -----------
Total Food Products                                                     274,465
-------------------------------------------------------------------------------
Gas Utilities - 0.1%
Equitable Resources, Inc.                                     128         6,185
Questar Corp.                                                 120        10,705
                                                                    -----------
Total Gas Utilities                                                      16,890
-------------------------------------------------------------------------------
Health Care Equipment & Supplies - 1.1%
Baxter International, Inc.                                    704        37,080
Becton Dickinson & Co.                                        280        21,529
Biomet, Inc.                                                  184         7,818
C.R. Bard, Inc.                                               104         8,269
DENTSPLY International, Inc.                                  128         4,192
Hospira, Inc.*                                                144         5,890
Medtronic, Inc.                                             1,312        64,367
St. Jude Medical, Inc.*                                       264         9,929
Stryker Corp.                                                 344        22,814
Varian Medical Systems, Inc.*                                 128         6,104
Zimmer Holdings, Inc.*                                        264        22,548
                                                                    -----------
Total Health Care Equipment & Supplies                                  210,540
-------------------------------------------------------------------------------
Health Care Providers & Services - 2.3%
Aetna, Inc.                                                 1,000        43,790
AmerisourceBergen Corp.                                       240        12,660
Cardinal Health, Inc.                                         512        37,350
Cigna Corp.                                                   224        31,956
Coventry Health Care, Inc.*                                   272        15,246
DaVita, Inc.*                                                 128         6,825
Express Scripts, Inc.*                                        168        13,561
Health Management Associates, Inc. Class A                    280         3,044
Health Net, Inc.*                                             176         9,471
Humana, Inc.*                                                 176        10,212
Laboratory Corp. of America Holdings*                         144        10,459
McKesson Corp.                                                408        23,884
Medco Health Solutions, Inc.*                                 328        23,790
Omnicare, Inc.                                                160         6,363
Patterson Cos., Inc.*                                         136         4,827
Quest Diagnostics, Inc.                                       304        15,160
UnitedHealth Group, Inc.                                    1,912       101,278
WellPoint, Inc.*                                              968        78,504
                                                                    -----------
Total Health Care Providers & Services                                  448,380
-------------------------------------------------------------------------------
Health Care Technology - 0.0%
IMS Health, Inc.                                              280         8,305
-------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.1%
Darden Restaurants, Inc.                                      216         8,897
Harrah's Entertainment, Inc.                                  136        11,485
Hilton Hotels Corp.                                           288        10,356
International Game Technology                                 272        10,983
Las Vegas Sands Corp.*                                         56         4,850
Marriott International, Inc. Class A                          360        17,626
McDonald's Corp.                                            1,688        76,045
MGM Mirage*                                                   248        17,241
Starbucks Corp.*                                              408        12,795
Starwood Hotels & Resorts Worldwide, Inc.                     424        27,496
Wynn Resorts Ltd.*                                             21         1,992
Yum! Brands, Inc.                                             368        21,256
                                                                    -----------
Total Hotels, Restaurants & Leisure                                     221,022
-------------------------------------------------------------------------------
Household Durables - 0.8%
Black & Decker Corp. (The)                                    168        13,712
Centex Corp.                                                  440        18,383
D.R. Horton, Inc.                                           1,168        25,696
Fortune Brands, Inc.                                          232        18,286
Harman International Industries, Inc.                          64         6,149
Mohawk Industries, Inc.*                                      136        11,159
Newell Rubbermaid, Inc.                                       374        11,628
Pulte Homes, Inc.                                             928        24,555
Toll Brothers, Inc.*                                          648        17,742

                       See Notes to Financial Statements.


32   WisdomTree Domestic Earnings Funds

WisdomTree Earnings 500 Fund

March 31, 2007

===============================================================================
Investments                                                Shares      Value
-------------------------------------------------------------------------------
Whirlpool Corp.                                               144   $    12,227
                                                                    -----------
Total Household Durables                                                159,537
-------------------------------------------------------------------------------
Household Products - 1.6%
Clorox Co. (The)                                              184        11,719
Colgate-Palmolive Co.                                         488        32,594
Kimberly-Clark Corp.                                          544        37,259
Procter & Gamble Co.                                        3,633       229,459
                                                                    -----------
Total Household Products                                                311,031
-------------------------------------------------------------------------------
Independent Power Producers & Energy - 0.8%
AES Corp. (The)*                                              981        21,111
Constellation Energy Group, Inc.                              264        22,955
Mirant Corp.*                                                 696        28,160
NRG Energy, Inc.*                                             272        19,595
TXU Corp.                                                   1,096        70,254
                                                                    -----------
Total Independent Power Producers & Energy                              162,075
-------------------------------------------------------------------------------
Industrial Conglomerates - 3.0%
3M Co.                                                      1,245        95,155
General Electric Co.                                       13,184       466,186
Textron, Inc.                                                 176        15,805
                                                                    -----------
Total Industrial Conglomerates                                          577,146
-------------------------------------------------------------------------------
Insurance - 7.2%
Allstate Corp. (The)                                        1,896       113,874
AMBAC Financial Group, Inc.                                   248        21,425
American Family Life Assurance Co., Inc.                      800        37,648
American International Group, Inc.                          4,461       299,869
AON Corp.                                                     448        17,006
Assurant, Inc.                                                328        17,591
Berkshire Hathaway, Inc. Class B*                              56       203,840
Chubb Corp. (The)                                           1,104        57,044
Cincinnati Financial Corp.                                    296        12,550
CNA Financial Corp.*                                          352        15,168
Genworth Financial, Inc. Class A                              960        33,542
Hartford Financial Services Group, Inc. (The)                 720        68,818
Lincoln National Corp.                                        448        30,370
Loews Corp.                                                   968        43,976
Marsh & McLennan Cos., Inc.                                   432        12,653
MBIA, Inc.                                                    288        18,861
Metlife, Inc.                                               1,600       101,040
Nationwide Financial Services, Inc. Class A                   336        18,097
Old Republic International Corp.                              504        11,148
Principal Financial Group, Inc.                               432        25,864
Progressive Corp. (The)                                     1,664        36,308
Prudential Financial, Inc.                                    728        65,709
Safeco Corp.                                                  296        19,663
Torchmark Corp.                                               200        13,118
Travelers Cos., Inc. (The)                                  1,488        77,034
Unum Group                                                    368         8,475
W.R. Berkley Corp.                                            480        15,898
                                                                    -----------
Total Insurance                                                       1,396,589
-------------------------------------------------------------------------------
Internet & Catalog Retail - 0.1%
Amazon.Com, Inc.*                                             200         7,958
Expedia, Inc.*                                                296         6,861
IAC/InterActiveCorp.*                                         208         7,844
                                                                    -----------
Total Internet & Catalog Retail                                          22,663
-------------------------------------------------------------------------------
Internet Software & Services - 0.6%
Akamai Technologies, Inc.*                                     24         1,198
eBay, Inc.*                                                   784        25,990
Google, Inc. Class A*                                         128        58,644
VeriSign, Inc.*                                               408        10,249
Yahoo! Inc.*                                                  856        26,784
                                                                    -----------
Total Internet Software & Services                                      122,865
-------------------------------------------------------------------------------
IT Services - 0.6%
Affiliated Computer Services, Inc. Class A*                   136         8,008
Alliance Data Systems Corp.*                                   72         4,437
Automatic Data Processing, Inc.                               552        26,716
Cognizant Technology Solutions Corp. Class A*                  72         6,355
Computer Sciences Corp.*                                      192        10,009
Electronic Data Systems Corp.                                 392        10,851
Fidelity National Information Services, Inc.                  144         6,546
First Data Corp.                                              592        15,924
Fiserv, Inc.*                                                 224        11,885
Iron Mountain, Inc.*                                          112         2,927
Paychex, Inc.                                                 296        11,210
Total System Services, Inc.                                   208         6,625
                                                                    -----------
Total IT Services                                                       121,493
-------------------------------------------------------------------------------
Leisure Equipment & Products - 0.1%
Mattel, Inc.                                                  632        17,424
-------------------------------------------------------------------------------
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.*                               112         5,236
Waters Corp.*                                                 112         6,496
                                                                    -----------
Total Life Sciences Tools & Services                                     11,732
-------------------------------------------------------------------------------
Machinery - 1.9%
Caterpillar, Inc.                                           1,520       101,885
Cummins, Inc.                                                 152        21,997
Danaher Corp.                                                 368        26,294
Deere & Co.                                                   392        42,587
Dover Corp.                                                   296        14,448
Eaton Corp.                                                   320        26,739
Illinois Tool Works, Inc.                                     920        47,471
ITT Corp.                                                     200        12,064
Joy Global, Inc.                                              224         9,610
Paccar, Inc.                                                  552        40,517
Parker Hannifin Corp.                                         248        21,405
Terex Corp.*                                                  152        10,908
                                                                    -----------
Total Machinery                                                         375,925
-------------------------------------------------------------------------------
Media - 2.9%
CBS Corp. Class B                                           1,008        30,835
Clear Channel Communications, Inc.                            432        15,137

                       See Notes to Financial Statements.


                                         WisdomTree Domestic Earnings Funds   33

WisdomTree Earnings 500 Fund

March 31, 2007

===============================================================================
Investments                                                Shares      Value
-------------------------------------------------------------------------------
Comcast Corp. Class A*                                      1,332   $    34,565
DIRECTV Group, Inc. (The)*                                  1,216        28,053
E.W. Scripps Co. (The) Class A                                174         7,774
EchoStar Communications Corp. Class A*                        392        17,025
Gannett Co., Inc.                                             440        24,768
McGraw-Hill Cos., Inc. (The)                                  320        20,122
News Corp. Class A                                          7,776       179,781
Omnicom Group, Inc.                                           208        21,295
Time Warner, Inc.                                           4,744        93,552
Tribune Co.                                                   376        12,073
Walt Disney Co. (The)                                       2,544        87,590
                                                                    -----------
Total Media                                                             572,570
-------------------------------------------------------------------------------
Metals & Mining - 1.4%
Alcoa, Inc.                                                 1,720        58,308
Allegheny Technologies, Inc.                                  160        17,070
Freeport-McMoRan Copper & Gold Inc. Class B                   592        39,184
Newmont Mining Corp.                                          288        12,093
Nucor Corp.                                                   728        47,415
Southern Copper Corp.                                         800        57,328
Titanium Metals Corp.*                                        216         7,750
United States Steel Corp.                                     416        41,255
                                                                    -----------
Total Metals & Mining                                                   280,403
-------------------------------------------------------------------------------
Multiline Retail - 1.0%
Dollar General Corp.                                          440         9,306
Federated Department Stores, Inc.                             528        23,786
J.C. Penney Co., Inc.                                         344        28,263
Kohl's Corp.*                                                 336        25,741
Nordstrom, Inc.                                               304        16,094
Sears Holdings Corp.*                                         128        23,060
Target Corp.                                                1,096        64,950
                                                                    -----------
Total Multiline Retail                                                  191,200
-------------------------------------------------------------------------------
Multi-Utilities - 1.2%
Ameren Corp.                                                  272        13,682
Centerpoint Energy, Inc.                                      696        12,486
Consolidated Edison, Inc.                                     304        15,522
Dominion Resources, Inc.                                      488        43,319
DTE Energy Co.                                                328        15,711
KeySpan Corp.                                                 312        12,839
NiSource, Inc.                                                352         8,603
PG&E Corp.                                                    592        28,576
Public Service Enterprise Group, Inc.                         240        19,930
SCANA Corp.                                                   176         7,598
Sempra Energy                                                 600        36,606
Wisconsin Energy Corp.                                        176         8,540
Xcel Energy, Inc.                                             600        14,814
                                                                    -----------
Total Multi-Utilities                                                   238,226
-------------------------------------------------------------------------------
Office Electronics - 0.2%
Xerox Corp.*                                                1,872        31,618
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 14.6%
Anadarko Petroleum Corp.                                    1,856        79,771
Apache Corp.                                                  976        69,003
Arch Coal, Inc.                                               152         4,665
Chesapeake Energy Corp.                                     1,488        45,949
Chevron Corp.                                               5,992       443,169
ConocoPhillips                                              5,873       401,421
CONSOL Energy, Inc.                                           248         9,704
Devon Energy Corp.                                          1,168        80,849
El Paso Corp.                                                 584         8,450
EOG Resources, Inc.                                           560        39,950
Exxon Mobil Corp.                                          13,280     1,001,977
Hess Corp.                                                    832        46,151
Kinder Morgan, Inc.                                           152        16,180
Marathon Oil Corp.                                          1,376       135,990
Murphy Oil Corp.                                              344        18,370
Newfield Exploration Co.*                                     344        14,348
Noble Energy, Inc.                                            296        17,656
Occidental Petroleum Corp.                                  2,288       112,821
Peabody Energy Corp.                                          328        13,199
Pioneer Natural Resources Co.                                 136         5,863
Southwestern Energy Co.*                                      112         4,590
Sunoco, Inc.                                                  440        30,994
Tesoro Corp.                                                  256        25,710
Valero Energy Corp.                                         2,576       166,126
Williams Cos., Inc. (The)                                     424        12,067
XTO Energy, Inc.                                              968        53,056
                                                                    -----------
Total Oil, Gas & Consumable Fuels                                     2,858,029
-------------------------------------------------------------------------------
Paper & Forest Products - 0.0%
MeadWestvaco Corp.                                             48         1,480
Weyerhaeuser Co.                                               40         2,990
                                                                    -----------
Total Paper & Forest Products                                             4,470
-------------------------------------------------------------------------------
Personal Products - 0.1%
Avon Products, Inc.                                           392        14,606
Estee Lauder Cos., Inc. (The) Class A                         208        10,161
                                                                    -----------
Total Personal Products                                                  24,767
-------------------------------------------------------------------------------
Pharmaceuticals - 5.6%
Abbott Laboratories                                         1,672        93,298
Barr Pharmaceuticals, Inc.*                                   160         7,416
Bristol-Myers Squibb Co.                                    2,272        63,071
Eli Lilly & Co.                                             1,528        82,069
Forest Laboratories, Inc.*                                    352        18,107
Johnson & Johnson                                           4,136       249,235
Merck & Co., Inc.                                           3,264       144,171
Pfizer, Inc.                                               12,293       310,521
Schering-Plough Corp.                                       1,048        26,734
Sepracor, Inc.*                                                48         2,238
Wyeth                                                       2,072       103,662
                                                                    -----------
Total Pharmaceuticals                                                 1,100,522
-------------------------------------------------------------------------------
Real Estate Investment Trusts - 0.6%
AMB Property Corp.                                             72         4,233
Archstone-Smith Trust                                          88         4,777
AvalonBay Communities, Inc.                                    32         4,160
Boston Properties, Inc.                                       200        23,479

                       See Notes to Financial Statements.


34   WisdomTree Domestic Earnings Funds

WisdomTree Earnings 500 Fund

March 31, 2007

===============================================================================
Investments                                                Shares      Value
-------------------------------------------------------------------------------
Developers Diversified Realty Corp.                            72   $     4,529
Duke Realty Corp.                                              48         2,087
Equity Residential                                             32         1,543
General Growth Properties, Inc.                                14           904
Health Care Property Investors, Inc.                          104         3,747
Host Hotels & Resorts, Inc.                                   192         5,052
Kimco Realty Corp.                                            192         9,358
Macerich Co. (The)                                             16         1,478
Plum Creek Timber Co., Inc.                                   208         8,199
Prologis                                                      184        11,947
Public Storage, Inc.                                           56         5,302
Regency Centers Corp.                                          40         3,342
Simon Property Group, Inc.                                     96        10,680
SL Green Realty Corp.                                          24         3,292
Vornado Realty Trust                                           96        11,457
                                                                    -----------
Total Real Estate Investment Trusts                                     119,566
-------------------------------------------------------------------------------
Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. Class A*                         224         7,656
-------------------------------------------------------------------------------
Road & Rail - 0.8%
Burlington Northern Santa Fe Corp.                            624        50,189
CSX Corp.                                                     816        32,681
Norfolk Southern Corp.                                        704        35,622
Union Pacific Corp.                                           368        37,370
                                                                    -----------
Total Road & Rail                                                       155,862
-------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment - 1.8%
Advanced Micro Devices, Inc.*                                 696         9,090
Altera Corp.*                                                 352         7,036
Analog Devices, Inc.                                          240         8,278
Applied Materials, Inc.                                     1,648        30,192
Broadcom Corp. Class A*                                       192         6,157
Intel Corp.                                                 6,751       129,148
KLA-Tencor Corp.                                               88         4,692
Lam Research Corp.*                                           224        10,604
Linear Technology Corp.                                       360        11,372
Maxim Integrated Products, Inc.                               392        11,525
MEMC Electronic Materials, Inc.*                              168        10,177
Microchip Technology, Inc.                                    200         7,106
Micron Technology, Inc.*                                      368         4,445
National Semiconductor Corp.                                  488        11,780
Nvidia Corp.*                                                 216         6,216
Texas Instruments, Inc.                                     2,288        68,870
Xilinx, Inc.                                                  336         8,645
                                                                    -----------
Total Semiconductors & Semiconductor Equipment                          345,333
-------------------------------------------------------------------------------
Software - 2.3%
Activision Inc.*                                               40           758
Adobe Systems, Inc.*                                          272        11,342
Autodesk, Inc.*                                               128         4,813
BEA Systems, Inc.*                                            168         1,947
BMC Software, Inc.*                                           136         4,187
CA, Inc.                                                      104         2,695
Cadence Design Systems, Inc.*                                  96         2,022
Citrix Systems, Inc.*                                         168         5,381
Electronic Arts, Inc.*                                         72         3,626
Intuit, Inc.*                                                 304         8,317
Microsoft Corp.                                            11,279       314,346
Oracle Corp.*                                               4,928        89,345
Symantec Corp.*                                               360         6,228
                                                                    -----------
Total Software                                                          455,007
-------------------------------------------------------------------------------
Specialty Retail - 2.1%
Abercrombie & Fitch Co. Class A                               128         9,687
American Eagle Outfitters, Inc.                               248         7,438
Autozone, Inc.*                                               128        16,402
Bed Bath & Beyond, Inc.*                                      368        14,783
Best Buy Co., Inc.                                            632        30,791
Carmax, Inc.*                                                 176         4,319
Gap, Inc. (The)                                             1,080        18,587
Home Depot, Inc.                                            3,984       146,371
Limited Brands, Inc.                                          600        15,636
Lowe's Cos., Inc.                                           2,528        79,606
Office Depot, Inc.*                                           312        10,964
Sherwin-Williams Co. (The)                                    224        14,793
Staples, Inc.                                                 792        20,465
Tiffany & Co.                                                 168         7,641
TJX Cos., Inc. (The)                                          656        17,686
                                                                    -----------
Total Specialty Retail                                                  415,169
-------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc.*                                                  320        16,016
Nike, Inc. Class B                                            352        37,404
Polo Ralph Lauren Corp.                                       120        10,578
VF Corp.                                                      176        14,541
                                                                    -----------
Total Textiles, Apparel & Luxury Goods                                   78,539
-------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.9%
Countrywide Financial Corp.                                 1,834        61,696
Hudson City Bancorp, Inc.                                     528         7,223
MGIC Investment Corp.                                         240        14,141
New York Community Bancorp, Inc.                              336         5,910
People's Bank                                                  32         1,421
Sovereign Bancorp, Inc.                                       432        10,990
Washington Mutual, Inc.                                     1,832        73,976
                                                                    -----------
Total Thrifts & Mortgage Finance                                        175,357
-------------------------------------------------------------------------------
Tobacco - 1.9%
Altria Group, Inc.                                          3,416       299,959
Reynolds American, Inc.                                     1,048        65,406
UST, Inc.                                                     232        13,451
                                                                    -----------
Total Tobacco                                                           378,816
-------------------------------------------------------------------------------
Trading Companies & Distributors - 0.1%
Fastenal Co.                                                  144         5,047
W.W. Grainger, Inc.                                           144        11,123
                                                                    -----------
Total Trading Companies & Distributors                                   16,170
-------------------------------------------------------------------------------
Wireless Telecommunication Services - 0.6%
ALLTEL Corp.                                                  328        20,336
NII Holdings, Inc.*                                            88         6,528
Sprint Nextel Corp.                                         1,192        22,600

                       See Notes to Financial Statements.


                                         WisdomTree Domestic Earnings Funds   35

Schedule of Investments (concluded)

WisdomTree Earnings 500 Fund

March 31, 2007

===============================================================================
Investments                                                Shares      Value
-------------------------------------------------------------------------------
Telephone & Data Systems, Inc.                                848   $    50,558
United States Cellular Corp.*                                 112         8,226
                                                                    -----------
Total Wireless Telecommunication Services                               108,248
-------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES - 99.8%
(Cost: $19,939,803)                                                  19,497,993
Cash and Other Assets in Excess of
Liabilities - 0.2%                                                       40,274
                                                                    -----------
NET ASSETS - 100.0%                                                 $19,538,267
===============================================================================

*     Non-income producing security.

                       See Notes to Financial Statements.


36   WisdomTree Domestic Earnings Funds

Schedule of Investments

WisdomTree MidCap Earnings Fund

March 31, 2007

===============================================================================
Investments                                                Shares      Value
-------------------------------------------------------------------------------
COMMON STOCKS - 99.8%
Aerospace & Defense - 1.1%
Alliant Techsystems, Inc.*                                     96   $     8,440
Armor Holdings, Inc.*                                         120         8,080
BE Aerospace, Inc.*                                           240         7,608
Ceradyne, Inc.*                                                96         5,255
Curtiss-Wright Corp.                                          102         3,931
DRS Technologies, Inc.                                         86         4,487
Hexcel Corp.*                                                 462         9,171
Moog, Inc. Class A*                                           112         4,665
Teledyne Technologies, Inc.*                                   92         3,444
                                                                    -----------
Total Aerospace & Defense                                                55,081
-------------------------------------------------------------------------------
Air Freight & Logistics - 0.1%
EGL, Inc.*                                                    106         4,201
-------------------------------------------------------------------------------
Airlines - 0.4%
Continental Airlines, Inc. Class B*                           302        10,989
Skywest, Inc.                                                 296         7,942
                                                                    -----------
Total Airlines                                                           18,931
-------------------------------------------------------------------------------
Auto Components - 1.8%
ArvinMeritor, Inc.                                            364         6,643
Autoliv, Inc.                                                 308        17,589
BorgWarner, Inc.                                              204        15,386
Gentex Corp.                                                  330         5,363
Goodyear Tire & Rubber Co. (The)*                             808        25,201
Sauer-Danfoss, Inc.                                            96         2,890
TRW Automotive Holdings Corp.*                                404        14,067
                                                                    -----------
Total Auto Components                                                    87,139
-------------------------------------------------------------------------------
Automobiles - 0.2%
Thor Industries, Inc.                                         190         7,484
-------------------------------------------------------------------------------
Beverages - 0.3%
Hansen Natural Corp.*                                          98         3,712
PepsiAmericas, Inc.                                           392         8,750
                                                                    -----------
Total Beverages                                                          12,462
-------------------------------------------------------------------------------
Biotechnology - 0.6%
Cephalon, Inc.*                                               118         8,403
ImClone Systems, Inc.*                                        482        19,651
                                                                    -----------
Total Biotechnology                                                      28,054
-------------------------------------------------------------------------------
Building Products - 0.3%
Lennox International, Inc.                                    262         9,354
Simpson Manufacturing Co., Inc.                               172         5,304
                                                                    -----------
Total Building Products                                                  14,658
-------------------------------------------------------------------------------
Capital Markets - 2.8%
Affiliated Managers Group, Inc.*                               66         7,151
AG Edwards, Inc.                                              220        15,220
Allied Capital Corp.                                          826        23,797
Apollo Investment Corp.                                       238         5,093
Eaton Vance Corp.                                             230         8,197
Federated Investors, Inc. Class B                             278        10,208
GFI Group, Inc.*                                               52         3,534
Greenhill & Co., Inc.                                          52         3,192
Investment Technology Group, Inc.*                            102         3,998
Investors Financial Services Corp.                            164         9,537
Janus Capital Group, Inc.                                     254         5,311
Jefferies Group, Inc.                                         342         9,901
Knight Capital Group, Inc. Class A*                           292         4,625
MCG Capital Corp.                                             258         4,840
Nuveen Investments, Inc. Class A                              162         7,663
optionsXpress Holdings, Inc.                                  116         2,731
Raymond James Financial, Inc.                                 320         9,523
Waddell & Reed Financial, Inc. Class A                        186         4,338
                                                                    -----------
Total Capital Markets                                                   138,859
-------------------------------------------------------------------------------
Chemicals - 3.0%
Airgas, Inc.                                                  170         7,166
Albemarle Corp.                                               140         5,788
Cabot Corp.                                                   122         5,823
Celanese Corp. Series A                                       596        18,380
CF Industries Holdings, Inc.                                  104         4,009
Cytec Industries, Inc.                                         98         5,512
FMC Corp.*                                                     84         6,336
H.B. Fuller Co.                                               150         4,091
Hercules, Inc.*                                               170         3,322
Huntsman Corp.                                                852        16,264
International Flavors & Fragrances, Inc.                      200         9,444
Lubrizol Corp.                                                196        10,099
Nalco Holding Co.*                                            184         4,398
Olin Corp.                                                    456         7,725
OM Group, Inc.*                                               142         6,345
Rockwood Holdings, Inc.*                                      160         4,429
Scotts Miracle-Gro Co. (The) Class A                          134         5,900
Valhi, Inc.                                                   144         1,901
Valspar Corp. (The)                                           296         8,238
Westlake Chemical Corp.                                       376        10,207
                                                                    -----------
Total Chemicals                                                         145,377
-------------------------------------------------------------------------------
Commercial Banks - 5.2%
Alabama National Bancorp                                       52         3,682
Associated Banc-Corp.                                         462        15,522
BancorpSouth, Inc.                                            250         6,113
Bank of Hawaii Corp.                                          164         8,697
BOK Financial Corp.                                           194         9,609
Cathay General Bancorp                                        162         5,505
Central Pacific Financial Corp.                               104         3,803
Chittenden Corp.                                              136         4,106
Citizens Banking Corp.                                        260         5,762
City National Corp.                                           166        12,217
Colonial BancGroup, Inc. (The)                                486        12,029
Commerce Bancshares, Inc.                                     222        10,725
Cullen/Frost Bankers, Inc.                                    164         8,582
East West Bancorp, Inc.                                       190         6,986
First Citizens BancShares, Inc. Class A                        30         6,030
First Community Bancorp                                        64         3,619
First Midwest Bancorp, Inc.                                   140         5,145
First Republic Bank                                            68         3,652

                       See Notes to Financial Statements.


                                         WisdomTree Domestic Earnings Funds   37

WisdomTree MidCap Earnings Fund

March 31, 2007

===============================================================================
Investments                                                Shares      Value
-------------------------------------------------------------------------------
FirstMerit Corp.                                              230   $     4,855
Fulton Financial Corp.                                        544         7,904
Greater Bay Bancorp                                           146         3,926
Hancock Holding Co.                                            86         3,782
International Bancshares Corp.                                204         6,053
Pacific Capital Bancorp                                       158         5,075
Park National Corp.                                            48         4,535
Provident Bankshares Corp.                                    100         3,286
Sky Financial Group, Inc.                                     408        10,959
South Financial Group, Inc. (The)                             140         3,461
Susquehanna Bancshares, Inc.                                  158         3,664
SVB Financial Group*                                          100         4,859
TCF Financial Corp.                                           460        12,126
Trustmark Corp.                                               176         4,935
UCBH Holdings, Inc.                                           220         4,096
UMB Financial Corp.                                            92         3,474
Umpqua Holdings Corp.                                         128         3,427
United Bankshares, Inc.                                       112         3,923
Valley National Bancorp                                       320         8,080
Westamerica Bancorp                                           100         4,817
Whitney Holding Corp.                                         216         6,605
Wilmington Trust Corp.                                        214         9,024
                                                                    -----------
Total Commercial Banks                                                  254,650
-------------------------------------------------------------------------------
Commercial Services & Supplies - 2.4%
Adesa, Inc.                                                   246         6,797
Allied Waste Industries, Inc.*                                630         7,931
American Reprographics Co.*                                   106         3,264
Brady Corp. Class A                                           136         4,243
Brink's Co. (The)                                              56         3,553
ChoicePoint, Inc.*                                            134         5,016
Copart, Inc.*                                                 184         5,154
Corporate Executive Board Co.                                  44         3,342
Corrections Corp. of America*                                  98         5,175
Covanta Holding Corp.*                                        254         5,634
Deluxe Corp.                                                  192         6,438
Herman Miller, Inc.                                           140         4,689
HNI Corp.                                                     140         6,430
IKON Office Solutions, Inc.                                   292         4,196
Mine Safety Appliances Co.                                     88         3,701
PHH Corp.*                                                    176         5,379
Resources Connection, Inc.*                                   110         3,519
Rollins, Inc.                                                 154         3,544
Steelcase, Inc. Class A                                       192         3,819
Stericycle, Inc.*                                              68         5,542
TeleTech Holdings, Inc.*                                      106         3,889
United Stationers, Inc.*                                      132         7,909
Waste Connections, Inc.*                                      120         3,593
Watson Wyatt Worldwide, Inc. Class A                          106         5,157
                                                                    -----------
Total Commercial Services & Supplies                                    117,914
-------------------------------------------------------------------------------
Communications Equipment - 1.0%
ADC Telecommunications, Inc.*                                 204         3,415
Adtran, Inc.                                                  200         4,870
Arris Group, Inc.*                                            370         5,210
Avocent Corp.*                                                 98         2,643
CommScope, Inc.*                                              196         8,408
F5 Networks, Inc.*                                             46         3,067
Foundry Networks, Inc.*                                       226         3,067
Interdigital Communications Corp.*                            126         3,990
Polycom, Inc.*                                                100         3,333
Tellabs, Inc.*                                              1,214        12,019
                                                                    -----------
Total Communications Equipment                                           50,022
-------------------------------------------------------------------------------
Computers & Peripherals - 1.3%
Brocade Communications Systems, Inc.*                         414         3,941
Diebold, Inc.                                                  76         3,626
Emulex Corp.*                                                 194         3,548
Imation Corp.                                                  80         3,230
Intermec, Inc.*                                               144         3,217
Komag, Inc.*                                                  186         6,088
Palm, Inc.*                                                 1,166        21,140
QLogic Corp.*                                                 208         3,536
Western Digital Corp.*                                      1,034        17,382
                                                                    -----------
Total Computers & Peripherals                                            65,708
-------------------------------------------------------------------------------
Construction & Engineering - 0.5%
EMCOR Group, Inc.*                                             58         3,421
Granite Construction Inc.                                     104         5,747
Quanta Services, Inc.*                                        174         4,388
Shaw Group, Inc. (The)*                                       114         3,565
URS Corp.*                                                    130         5,537
Washington Group International, Inc.*                          60         3,985
                                                                    -----------
Total Construction & Engineering                                         26,643
-------------------------------------------------------------------------------
Construction Materials - 0.9%
Eagle Materials, Inc.                                         240        10,711
Florida Rock Industries, Inc.                                 236        15,881
Martin Marietta Materials, Inc.                               112        15,142
Texas Industries, Inc.                                         48         3,625
                                                                    -----------
Total Construction Materials                                             45,359
-------------------------------------------------------------------------------
Consumer Finance - 1.2%
Advanta Corp. Class B                                          88         3,858
AmeriCredit Corp.*                                            640        14,630
CompuCredit Corp.*                                            138         4,308
First Marblehead Corp. (The)                                  352        15,802
Nelnet, Inc. Class A                                          200         4,794
Student Loan Corp. (The)                                       74        13,758
                                                                    -----------
Total Consumer Finance                                                   57,150
-------------------------------------------------------------------------------
Containers & Packaging - 1.7%
AptarGroup, Inc.                                               82         5,488
Ball Corp.                                                    324        14,855
Bemis Co. Inc.                                                250         8,348
Greif, Inc. Class A                                            36         4,000
Packaging Corp. of America                                    192         4,685
Pactiv Corp.*                                                 296         9,987
Silgan Holdings, Inc.                                         104         5,315
Sonoco Products Co.                                           254         9,545

                       See Notes to Financial Statements.


38   WisdomTree Domestic Earnings Funds

WisdomTree MidCap Earnings Fund

March 31, 2007

===============================================================================
Investments                                                Shares      Value
-------------------------------------------------------------------------------
Temple-Inland, Inc.                                           330   $    19,715
                                                                    -----------
Total Containers & Packaging                                             81,938
-------------------------------------------------------------------------------
Diversified Consumer Services - 1.1%
Career Education Corp.*                                       336        10,248
DeVry, Inc.                                                   118         3,463
ITT Educational Services, Inc.*                                76         6,193
Laureate Education, Inc.*                                      86         5,071
Regis Corp.                                                   108         4,360
Service Corp International                                    384         4,554
ServiceMaster Co. (The)                                       666        10,251
Sotheby's                                                     136         6,049
Strayer Education, Inc.                                        30         3,750
                                                                    -----------
Total Diversified Consumer Services                                      53,939
-------------------------------------------------------------------------------
Diversified Financial Services - 0.1%
International Securities Exchange, Inc.                        74         3,611
Nasdaq Stock Market, Inc. (The)*                              108         3,176
                                                                    -----------
Total Diversified Financial Services                                      6,787
-------------------------------------------------------------------------------
Diversified Telecommunication Services - 0.4%
Citizens Communications Co.                                   796        11,900
Golden Telecom, Inc.                                           94         5,206
                                                                    -----------
Total Diversified Telecommunication Services                             17,106
-------------------------------------------------------------------------------
Electric Utilities - 1.6%
ALLETE, Inc.                                                   84         3,916
Cleco Corp.                                                   318         8,214
DPL, Inc.                                                     290         9,016
Duquesne Light Holdings, Inc.                                 170         3,364
Great Plains Energy, Inc.                                     188         6,101
Hawaiian Electric Industries, Inc.                            208         5,406
IDACORP, Inc.                                                 122         4,128
ITC Holdings Corp.                                             78         3,377
Northeast Utilities                                           186         6,095
Sierra Pacific Resources*                                     786        13,661
UniSource Energy Corp.                                        114         4,281
Westar Energy, Inc.                                           296         8,146
                                                                    -----------
Total Electric Utilities                                                 75,705
-------------------------------------------------------------------------------
Electrical Equipment - 1.3%
Acuity Brands, Inc.                                           108         5,880
AMETEK, Inc.                                                  260         8,980
General Cable Corp.*                                          110         5,877
Genlyte Group, Inc.*                                           90         6,350
Hubbell, Inc. Class B                                         198         9,552
Regal-Beloit Corp.                                             96         4,452
Roper Industries, Inc.                                        178         9,768
Thomas & Betts Corp.*                                         150         7,323
Woodward Governor Co.                                          82         3,376
                                                                    -----------
Total Electrical Equipment                                               61,558
-------------------------------------------------------------------------------
Electronic Equipment & Instruments - 2.4%
Anixter International, Inc.*                                  146         9,627
Arrow Electronics, Inc.*                                      510        19,254
Avnet, Inc.*                                                  484        17,492
AVX Corp.                                                     436         6,627
Benchmark Electronics, Inc.*                                  222         4,587
Dolby Laboratories, Inc. Class A*                             142         4,900
Flir Systems, Inc.*                                           142         5,065
Ingram Micro, Inc. Class A*                                   620        11,972
Itron, Inc.*                                                   56         3,642
Mettler-Toledo International, Inc.*                            88         7,882
National Instruments Corp.                                    124         3,253
Solectron Corp.*                                            1,556         4,901
Tektronix, Inc.                                               152         4,280
Trimble Navigation Ltd.*                                      196         5,261
Vishay Intertechnology, Inc.*                                 536         7,493
                                                                    -----------
Total Electronic Equipment & Instruments                                116,236
-------------------------------------------------------------------------------
Energy Equipment & Services - 4.1%
Atwood Oceanics, Inc.*                                         74         4,343
Dresser-Rand Group, Inc.*                                     140         4,264
Dril-Quip, Inc.*                                               92         3,982
FMC Technologies, Inc.*                                       144        10,045
Global Industries Ltd.*                                       490         8,962
Grey Wolf, Inc.*                                            1,322         8,857
Hanover Compressor Co.*                                       152         3,382
Helmerich & Payne, Inc.                                       508        15,412
Hydril Co.*                                                    58         5,582
Lone Star Technologies, Inc.*                                 152        10,037
Oceaneering International, Inc.*                              130         5,476
Oil States International, Inc.*                               256         8,215
Patterson-UTI Energy, Inc.                                  1,248        28,004
Rowan Cos., Inc.                                              408        13,248
RPC, Inc.                                                     286         4,765
SEACOR Holdings, Inc.*                                        114        11,218
Superior Energy Services, Inc.*                               192         6,618
Tetra Technologies, Inc.*                                     148         3,657
Tidewater, Inc.                                               246        14,411
TODCO*                                                        172         6,937
Unit Corp.*                                                   296        14,975
Universal Compression Holdings, Inc.*                          66         4,467
W-H Energy Services, Inc.*                                     98         4,581
                                                                    -----------
Total Energy Equipment & Services                                       201,438
-------------------------------------------------------------------------------
Food & Staples Retailing - 1.7%
BJ's Wholesale Club, Inc.*                                    180         6,089
Casey's General Stores, Inc.                                  132         3,301
Longs Drug Stores Corp.                                        80         4,131
Rite Aid Corp.*                                            11,190        64,567
Ruddick Corp.                                                 134         4,031
United Natural Foods, Inc.*                                   104         3,187
                                                                    -----------
Total Food & Staples Retailing                                           85,306
-------------------------------------------------------------------------------
Food Products - 1.3%
Corn Products International, Inc.                             156         5,552
Del Monte Foods Co.                                           528         6,061
Delta & Pine Land Co.                                          84         3,461
Flowers Foods, Inc.                                           118         3,560
J.M. Smucker Co. (The)                                        136         7,252
Lancaster Colony Corp.                                         88         3,889

                       See Notes to Financial Statements.


                                         WisdomTree Domestic Earnings Funds   39

WisdomTree MidCap Earnings Fund

March 31, 2007

===============================================================================
Investments                                                Shares      Value
-------------------------------------------------------------------------------
Ralcorp Holdings, Inc.*                                        64   $     4,115
Seaboard Corp.                                                  8        18,079
Smithfield Foods, Inc.*                                       310         9,285
Tootsie Roll Industries, Inc.                                 111         3,327
                                                                    -----------
Total Food Products                                                      64,581
-------------------------------------------------------------------------------
Gas Utilities - 1.9%
AGL Resources Inc.                                            286        12,218
Atmos Energy Corp.                                            232         7,257
Energen Corp.                                                 246        12,519
National Fuel Gas Co.                                         192         8,306
New Jersey Resources Corp.                                     78         3,904
Nicor, Inc.                                                   134         6,488
ONEOK, Inc.                                                   244        10,980
Piedmont Natural Gas Co., Inc.                                172         4,537
Southern Union Co.                                            280         8,509
Southwest Gas Corp.                                            88         3,421
UGI Corp.                                                     304         8,120
WGL Holdings, Inc.                                            130         4,157
                                                                    -----------
Total Gas Utilities                                                      90,416
-------------------------------------------------------------------------------
Health Care Equipment & Supplies - 2.0%
Advanced Medical Optics, Inc.*                                 90         3,348
Beckman Coulter, Inc.                                          72         4,600
Cooper Cos., Inc. (The)                                        74         3,598
Cytyc Corp.*                                                  214         7,321
Dade Behring Holdings, Inc.                                   162         7,104
Edwards Lifesciences Corp.*                                   114         5,780
Gen-Probe, Inc.*                                               66         3,107
Hillenbrand Industries, Inc.                                  166         9,855
Hologic, Inc.*                                                 64         3,689
IDEXX Laboratories, Inc.*                                      52         4,557
Immucor, Inc.*                                                106         3,120
Intuitive Surgical, Inc.*                                      46         5,592
Kinetic Concepts, Inc.*                                       236        11,951
Kyphon, Inc.*                                                  74         3,340
Mentor Corp.                                                   70         3,220
Resmed, Inc.*                                                  96         4,836
Respironics, Inc.*                                            136         5,711
Sirona Dental Systems, Inc.                                    90         3,101
STERIS Corp.                                                  132         3,506
                                                                    -----------
Total Health Care Equipment & Supplies                                   97,336
-------------------------------------------------------------------------------
Health Care Providers & Services - 2.0%
AMERIGROUP Corp.*                                             124         3,770
Community Health Systems, Inc.*                               230         8,108
Henry Schein, Inc.*                                           166         9,160
LifePoint Hospitals, Inc.*                                    192         7,338
Lincare Holdings, Inc.*                                       262         9,601
Magellan Health Services, Inc.*                                86         3,612
Manor Care, Inc.                                              158         8,589
Pediatrix Medical Group, Inc.*                                 64         3,652
Psychiatric Solutions, Inc.*                                   90         3,628
Sierra Health Services, Inc.*                                 174         7,164
Sunrise Senior Living, Inc.*                                   94         3,715
Triad Hospitals, Inc.*                                        266        13,898
Universal Health Services, Inc. Class B                       108         6,184
VCA Antech, Inc.*                                             144         5,229
WellCare Health Plans, Inc.*                                   64         5,456
                                                                    -----------
Total Health Care Providers & Services                                   99,104
-------------------------------------------------------------------------------
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc.*                        114         3,056
Cerner Corp.*                                                  96         5,227
Emdeon Corp.*                                                 314         4,751
                                                                    -----------
Total Health Care Technology                                             13,034
-------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 2.5%
Ameristar Casinos, Inc.                                       110         3,532
Applebee's International, Inc.                                172         4,262
Boyd Gaming Corp.                                             134         6,384
Brinker International, Inc.                                   348        11,381
CBRL Group, Inc.                                              126         5,834
CEC Entertainment, Inc.*                                       82         3,406
Cheesecake Factory (The)*                                     154         4,104
Choice Hotels International, Inc.                             128         4,535
CKE Restaurants, Inc.                                         540        10,184
International Speedway Corp. Class A                          154         7,962
Jack in the Box, Inc.*                                         94         6,498
Life Time Fitness, Inc.*                                       64         3,290
OSI Restaurant Partners, Inc.                                 104         4,108
Panera Bread Co. Class A*                                      58         3,425
Penn National Gaming, Inc.*                                   206         8,739
Pinnacle Entertainment, Inc.*                                 102         2,965
Ruby Tuesday, Inc.                                            180         5,148
Scientific Games Corp. Class A*                               120         3,940
Sonic Corp.*                                                  162         3,609
Speedway Motorsports, Inc.                                    142         5,503
Station Casinos, Inc.                                          78         6,752
Vail Resorts, Inc.*                                            72         3,912
Wendy's International, Inc.                                   104         3,255
                                                                    -----------
Total Hotels, Restaurants & Leisure                                     122,728
-------------------------------------------------------------------------------
Household Durables - 4.2%
American Greetings Corp. Class A                              188         4,363
Beazer Homes USA, Inc.                                        410        11,902
Ethan Allen Interiors, Inc.                                   104         3,675
Hovnanian Enterprises, Inc. Class A*                          576        14,492
Jarden Corp.*                                                 104         3,983
KB Home                                                       640        27,309
Leggett & Platt, Inc.                                         552        12,514
MDC Holdings, Inc.                                            360        17,305
Meritage Homes Corp.*                                         328        10,535
NVR, Inc.*                                                     50        33,251
Ryland Group, Inc. (The)                                      394        16,623
Snap-On, Inc.                                                 118         5,676

                       See Notes to Financial Statements.


40   WisdomTree Domestic Earnings Funds

WisdomTree MidCap Earnings Fund

March 31, 2007

===============================================================================
Investments                                                Shares      Value
-------------------------------------------------------------------------------
Standard-Pacific Corp.                                        702   $    14,651
Stanley Works (The)                                           266        14,726
Tempur-Pedic International, Inc.                              266         6,913
Tupperware Brands Corp.                                       182         4,537
                                                                    -----------
Total Household Durables                                                202,455
-------------------------------------------------------------------------------
Household Products - 0.5%
Church & Dwight Co., Inc.                                     150         7,553
Energizer Holdings, Inc.*                                     186        15,871
                                                                    -----------
Total Household Products                                                 23,424
-------------------------------------------------------------------------------
Independent Power Producers & Energy - 0.1%
Ormat Technologies, Inc.                                       78         3,273
-------------------------------------------------------------------------------
Industrial Conglomerates - 0.5%
Carlisle Cos., Inc.                                           196         8,414
Sequa Corp. Class A*                                           28         3,354
Teleflex, Inc.                                                104         7,079
Walter Industries, Inc.                                       244         6,039
                                                                    -----------
Total Industrial Conglomerates                                           24,886
-------------------------------------------------------------------------------
Insurance - 6.5%
21st Century Insurance Group                                  298         6,318
Alfa Corp.                                                    242         4,472
Alleghany Corp.*                                               26         9,714
American Financial Group, Inc.                                504        17,155
American National Insurance Co.                                70         8,955
Arthur J. Gallagher & Co.                                     204         5,779
Brown & Brown, Inc.                                           286         7,736
Commerce Group, Inc.                                          392        11,776
Conseco, Inc.*                                                612        10,588
Delphi Financial Group, Inc. Class A                          170         6,839
Erie Indemnity Co. Class A                                    176         9,288
FBL Financial Group, Inc. Class A                              98         3,835
First American Corp.                                          320        16,230
Hanover Insurance Group, Inc. (The)                           212         9,777
HCC Insurance Holdings, Inc.                                  366        11,273
Hilb Rogal & Hobbs Co.                                         96         4,709
Markel Corp.*                                                  40        19,392
Mercury General Corp.                                         184         9,759
National Financial Partners Corp.                              72         3,378
Odyssey Re Holdings Corp.                                     338        13,287
Ohio Casualty Corp.                                           308         9,225
Philadelphia Consolidated Holding Co.*                        298        13,109
Phoenix Cos., Inc. (The)                                      238         3,303
ProAssurance Corp.*                                           116         5,933
Protective Life Corp.                                         206         9,072
Reinsurance Group of America, Inc.                            254        14,661
RLI Corp.                                                      78         4,285
Selective Insurance Group, Inc.                               246         6,263
StanCorp Financial Group, Inc.                                210        10,326
State Auto Financial Corp.                                    144         4,627
Transatlantic Holdings, Inc.                                  244        15,889
Unitrin, Inc.                                                 274        12,897
Wesco Financial Corp.                                          10         4,600
Zenith National Insurance Corp.                               240        11,345
                                                                    -----------
Total Insurance                                                         315,795
-------------------------------------------------------------------------------
Internet & Catalog Retail - 0.2%
NetFlix, Inc.*                                                148         3,432
NutriSystem, Inc.*                                             78         4,088
priceline.com, Inc.*                                           74         3,941
                                                                    -----------
Total Internet & Catalog Retail                                          11,461
-------------------------------------------------------------------------------
Internet Software & Services - 0.4%
aQuantive, Inc.*                                              128         3,572
Digital River, Inc.*                                           62         3,426
RealNetworks, Inc.*                                           326         2,559
ValueClick, Inc.*                                             130         3,397
WebEx Communications, Inc.*                                    74         4,208
                                                                    -----------
Total Internet Software & Services                                       17,162
-------------------------------------------------------------------------------
IT Services - 1.5%
Acxiom Corp.                                                  168         3,594
BISYS Group, Inc. (The)*                                      268         3,071
Ceridian Corp.*                                               314        10,939
CheckFree Corp.*                                              150         5,564
Convergys Corp.*                                              292         7,420
DST Systems, Inc.*                                            112         8,422
Gartner, Inc.*                                                154         3,688
Global Payments, Inc.                                         132         4,496
MoneyGram International, Inc.                                 200         5,552
MPS Group, Inc.*                                              246         3,481
Perot Systems Corp. Class A*                                  204         3,645
Sabre Holdings Corp. Class A                                  210         6,878
VeriFone Holdings, Inc.*                                       84         3,085
Wright Express Corp.*                                         132         4,004
                                                                    -----------
Total IT Services                                                        73,839
-------------------------------------------------------------------------------
Leisure Equipment & Products - 0.8%
Brunswick Corp.                                               466        14,842
Hasbro, Inc.                                                  390        11,162
Oakley, Inc.                                                  154         3,102
Polaris Industries, Inc.                                      126         6,045
Pool Corp.                                                    128         4,582
                                                                    -----------
Total Leisure Equipment & Products                                       39,733
-------------------------------------------------------------------------------
Life Sciences Tools & Services - 1.1%
Affymetrix, Inc.*                                             124         3,729
Bio-Rad Laboratories, Inc. Class A*                            58         4,051
Charles River Laboratories International, Inc.*               154         7,124
Covance, Inc.*                                                112         6,646
Illumina, Inc.*                                               100         2,930
Invitrogen Corp.*                                              84         5,347
Millipore Corp.*                                               56         4,058
PerkinElmer, Inc.                                             146         3,536
Pharmaceutical Product Development, Inc.                      222         7,478
TECHNE Corp.*                                                  68         3,883
Varian, Inc.*                                                  60         3,496

                       See Notes to Financial Statements.


                                         WisdomTree Domestic Earnings Funds   41

WisdomTree MidCap Earnings Fund

March 31, 2007

===============================================================================
Investments                                                Shares      Value
-------------------------------------------------------------------------------
Ventana Medical Systems, Inc.*                                 80   $     3,352
                                                                    -----------
Total Life Sciences Tools & Services                                     55,630
-------------------------------------------------------------------------------
Machinery - 3.9%
Actuant Corp. Class A                                          88         4,471
AGCO Corp.*                                                    98         3,623
Briggs & Stratton Corp.                                       152         4,689
Bucyrus International, Inc. Class A                            86         4,429
CLARCOR, Inc.                                                 116         3,689
Crane Co.                                                     210         8,488
Donaldson Co., Inc.                                           184         6,642
Flowserve Corp.                                                94         5,376
Gardner Denver, Inc.*                                         154         5,367
Graco, Inc.                                                   174         6,814
Harsco Corp.                                                  244        10,946
IDEX Corp.                                                    130         6,614
Kennametal, Inc.                                              110         7,437
Lincoln Electric Holdings, Inc.                               126         7,505
Manitowoc Co., Inc. (The)                                     114         7,242
Mueller Industries, Inc.                                      264         7,946
Nordson Corp.                                                  94         4,367
Oshkosh Truck Corp.                                           210        11,130
Pall Corp.                                                    218         8,284
Pentair, Inc.                                                 272         8,476
SPX Corp.                                                     152        10,670
Timken Co. (The)                                              554        16,793
Toro Co. (The)                                                138         7,071
Trinity Industries, Inc.                                      226         9,474
Valmont Industries, Inc.                                       62         3,585
Wabtec Corp.                                                  124         4,277
Watts Water Technologies, Inc. Class A                         84         3,195
                                                                    -----------
Total Machinery                                                         188,600
-------------------------------------------------------------------------------
Marine - 0.2%
Alexander & Baldwin, Inc.                                      96         4,842
Kirby Corp.*                                                  124         4,338
                                                                    -----------
Total Marine                                                              9,180
-------------------------------------------------------------------------------
Media - 2.0%
Belo Corp. Class A                                            320         5,974
Cox Radio, Inc. Class A*                                      220         3,003
Discovery Holding Co. Class A*                                214         4,094
Dow Jones & Co., Inc.                                          92         3,171
DreamWorks Animation SKG, Inc. Class A*                       172         5,260
Gemstar-TV Guide International, Inc.*                         830         3,478
Getty Images, Inc.*                                           172         8,364
Harte-Hanks, Inc.                                             206         5,684
Hearst-Argyle Television, Inc.                                132         3,589
Interactive Data Corp.                                        186         4,604
John Wiley & Sons, Inc. Class A                               132         4,984
Lee Enterprises, Inc.                                         112         3,366
Marvel Entertainment, Inc.*                                   128         3,552
McClatchy Co. Class A                                         196         6,196
Meredith Corp.                                                130         7,461
Morningstar, Inc.*                                             74         3,821
New York Times Co. (The) Class A                              366         8,604
Regal Entertainment Group Class A                             212         4,212
Scholastic Corp.*                                              96         2,986
Warner Music Group Corp.                                      170         2,900
                                                                    -----------
Total Media                                                              95,303
-------------------------------------------------------------------------------
Metals & Mining - 2.9%
AK Steel Holding Corp.*                                       350         8,187
Carpenter Technology Corp.                                     94        11,351
Chaparral Steel Co.                                           210        12,216
Cleveland-Cliffs, Inc.                                        286        18,307
Commercial Metals Co.                                         612        19,186
Quanex Corp.                                                  234         9,910
Reliance Steel & Aluminum Co.                                 422        20,425
RTI International Metals, Inc.*                                44         4,004
Schnitzer Steel Industries, Inc. Class A                      146         5,865
Steel Dynamics, Inc.                                          528        22,809
Titanium Metals Corp.*                                         68         2,440
Worthington Industries, Inc.                                  344         7,080
                                                                    -----------
Total Metals & Mining                                                   141,780
-------------------------------------------------------------------------------
Multiline Retail - 0.6%
Big Lots, Inc.*                                               130         4,066
Dillard's, Inc. Class A                                       218         7,135
Dollar Tree Stores, Inc.*                                     270        10,325
Family Dollar Stores, Inc.                                    326         9,656
                                                                    -----------
Total Multiline Retail                                                   31,182
-------------------------------------------------------------------------------
Multi-Utilities - 2.1%
Alliant Energy Corp.                                          126         5,647
Avista Corp.                                                  152         3,683
Black Hills Corp.                                             106         3,898
Energy East Corp.                                             404         9,841
Integrys Energy Group, Inc.                                   197        10,935
MDU Resources Group, Inc.                                     576        16,555
NSTAR                                                         300        10,536
OGE Energy Corp.                                              288        11,174
PNM Resources, Inc.                                           126         4,070
Puget Energy, Inc.                                            310         7,961
TECO Energy, Inc.                                             680        11,703
Vectren Corp.                                                 218         6,235
                                                                    -----------
Total Multi-Utilities                                                   102,238
-------------------------------------------------------------------------------
Office Electronics - 0.1%
Zebra Technologies Corp. Class A*                             156         6,023
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 4.7%
Alon USA Energy, Inc.                                         212         7,674
Berry Petroleum Co. Class A                                   182         5,580
Bill Barrett Corp.*                                           120         3,889
Cabot Oil & Gas Corp.                                         150        10,098
Cimarex Energy Co.                                            580        21,473
Comstock Resources, Inc.*                                     158         4,326
Denbury Resources, Inc.*                                      332         9,890
Encore Acquisition Co.*                                       218         5,273

                       See Notes to Financial Statements.


42   WisdomTree Domestic Earnings Funds

WisdomTree MidCap Earnings Fund

March 31, 2007

===============================================================================
Investments                                                Shares      Value
-------------------------------------------------------------------------------
Forest Oil Corp.*                                             270   $     9,010
Foundation Coal Holdings, Inc.                                114         3,915
Frontier Oil Corp.                                            594        19,388
Helix Energy Solutions Group, Inc.*                           328        12,231
Holly Corp.                                                   216        12,809
Houston Exploration Co.*                                       96         5,179
Overseas Shipholding Group, Inc.                              312        19,532
Penn Virginia Corp.                                            60         4,404
PetroHawk Energy Corp.*                                       492         6,480
Plains Exploration & Production Co.*                           70         3,160
Pogo Producing Co.                                            350        16,835
Quicksilver Resources, Inc.*                                  124         4,931
Range Resources Corp.                                         350        11,690
St. Mary Land & Exploration Co.                               252         9,243
Swift Energy Co.*                                             162         6,767
W&T Offshore, Inc.                                            322         9,315
Whiting Petroleum Corp.*                                      164         6,463
                                                                    -----------
Total Oil, Gas & Consumable Fuels                                       229,555
-------------------------------------------------------------------------------
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp.                                       540        10,832
-------------------------------------------------------------------------------
Personal Products - 0.4%
Alberto-Culver Co.                                            444        10,158
NBTY, Inc.*                                                   140         7,426
                                                                    -----------
Total Personal Products                                                  17,584
-------------------------------------------------------------------------------
Pharmaceuticals - 0.8%
Endo Pharmaceuticals Holdings, Inc.*                          336         9,878
King Pharmaceuticals, Inc.*                                   466         9,166
Mylan Laboratories, Inc.                                      586        12,389
Perrigo Co.                                                   212         3,744
Watson Pharmaceuticals, Inc.*                                 122         3,224
                                                                    -----------
Total Pharmaceuticals                                                    38,401
-------------------------------------------------------------------------------
Real Estate Investment Trusts - 3.5%
Alexander's, Inc.*                                              8         3,294
Alexandria Real Estate Equities, Inc.                          32         3,212
BioMed Realty Trust, Inc.                                     112         2,946
BRE Properties, Inc.                                           48         3,031
Camden Property Trust                                          82         5,765
CBL & Associates Properties, Inc.                              82         3,677
Colonial Properties Trust                                      86         3,928
Corporate Office Properties Trust                              62         2,832
Cousins Properties, Inc.                                      188         6,178
DiamondRock Hospitality Co.                                   182         3,458
Digital Realty Trust, Inc.                                     92         3,671
Entertainment Properties Trust                                 52         3,133
Equity One, Inc.                                              270         7,155
Essex Property Trust, Inc.                                     24         3,108
Federal Realty Investment Trust                                48         4,350
Health Care REIT, Inc.                                         98         4,302
Healthcare Realty Trust, Inc.                                  80         2,984
Highwoods Properties, Inc.                                     76         3,001
Home Properties, Inc.                                          54         2,852
Hospitality Properties Trust                                  156         7,301
HRPT Properties Trust                                         328         4,034
Kilroy Realty Corp.                                            40         2,950
LaSalle Hotel Properties                                       78         3,616
Liberty Property Trust                                        224        10,912
Mack-Cali Realty Corp.                                         64         3,048
Maguire Properties, Inc.                                       80         2,845
Nationwide Health Properties, Inc.                            110         3,439
New Plan Excel Realty Trust, Inc.                             168         5,549
Pennsylvania Real Estate Investment Trust                      78         3,458
Post Properties, Inc.                                          72         3,293
Potlatch Corp.                                                106         4,853
PS Business Parks, Inc.                                        46         3,244
Rayonier, Inc.                                                170         7,310
Realty Income Corp.                                           152         4,286
Senior Housing Properties Trust                               130         3,107
Strategic Hotels & Resorts, Inc.                              158         3,613
Sunstone Hotel Investors, Inc.                                118         3,217
Taubman Centers, Inc.                                          54         3,131
Ventas, Inc.                                                  142         5,982
Washington Real Estate Investment Trust                        80         2,994
Weingarten Realty Investors                                   152         7,229
                                                                    -----------
Total Real Estate Investment Trusts                                     172,288
-------------------------------------------------------------------------------
Real Estate Management & Development - 0.2%
Jones Lang LaSalle, Inc.                                       86         8,968
St. Joe Co. (The)                                              60         3,139
                                                                    -----------
Total Real Estate Management & Development                               12,107
-------------------------------------------------------------------------------
Road & Rail - 2.0%
Amerco, Inc.*                                                  66         4,619
Con-way, Inc.                                                 258        12,859
Florida East Coast Industries, Inc.                            54         3,385
Heartland Express, Inc.                                       240         3,811
JB Hunt Transport Services, Inc.                              516        13,540
Kansas City Southern*                                         110         3,914
Knight Transportation, Inc.                                   184         3,279
Laidlaw International, Inc.                                   210         7,266
Landstar System, Inc.                                         160         7,334
Ryder System, Inc.                                            212        10,460
Swift Transportation Co., Inc.*                               268         8,351
Werner Enterprises, Inc.                                      240         4,361
YRC Worldwide, Inc.*                                          400        16,088
                                                                    -----------
Total Road & Rail                                                        99,267
-------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment - 2.0%
Amkor Technology, Inc.*                                       822        10,259
Atmel Corp.*                                                  618         3,109
Cymer, Inc.*                                                   92         3,823
Cypress Semiconductor Corp.*                                  180         3,339
Fairchild Semiconductor International, Inc.*                  192         3,210
FormFactor, Inc.*                                              80         3,580
International Rectifier Corp.*                                134         5,120
Intersil Corp. Class A                                        238         6,305
LSI Logic Corp.*                                              562         5,867
MKS Instruments, Inc.*                                        170         4,338

                       See Notes to Financial Statements.


                                         WisdomTree Domestic Earnings Funds   43

WisdomTree MidCap Earnings Fund

March 31, 2007

===============================================================================
Investments                                                Shares      Value
-------------------------------------------------------------------------------
Novellus Systems Inc.*                                        206   $     6,596
ON Semiconductor Corp.*                                     1,250        11,150
RF Micro Devices, Inc.*                                       438         2,729
Silicon Laboratories, Inc.*                                   108         3,231
Teradyne, Inc.*                                               814        13,463
Tessera Technologies, Inc.*                                    84         3,338
Varian Semiconductor Equipment Associates, Inc.*              110         5,872
                                                                    -----------
Total Semiconductors & Semiconductor Equipment                           95,329
-------------------------------------------------------------------------------
Software - 1.4%
Ansys, Inc.*                                                   66         3,351
Compuware Corp.*                                              784         7,440
FactSet Research Systems, Inc.                                 74         4,651
Fair Isaac Corp.                                              122         4,719
Hyperion Solutions Corp.*                                      82         4,250
Jack Henry & Associates, Inc.                                 208         5,002
Mentor Graphics Corp.*                                        192         3,137
Micros Systems, Inc.*                                          62         3,347
MicroStrategy, Inc. Class A*                                   30         3,792
NAVTEQ Corp.*                                                 126         4,347
Net 1 UEPS Technologies, Inc.*                                118         2,936
Parametric Technology Corp.*                                  174         3,322
Quest Software, Inc.*                                         224         3,644
Red Hat, Inc.*                                                182         4,173
Sybase, Inc.*                                                 184         4,652
THQ, Inc.*                                                    114         3,898
TIBCO Software, Inc.*                                         378         3,221
                                                                    -----------
Total Software                                                           69,882
-------------------------------------------------------------------------------
Specialty Retail - 4.8%
Aaron Rents, Inc.                                             122         3,226
Advance Auto Parts, Inc.                                      324        12,490
Aeropostale, Inc.*                                            130         5,230
AnnTaylor Stores Corp.*                                       208         8,066
AutoNation, Inc.*                                             790        16,780
Barnes & Noble, Inc.                                          154         6,075
bebe stores, inc.*                                            194         3,372
Brown Shoe Co., Inc.                                           60         2,520
Cabela's, Inc.*                                               146         3,622
Charming Shoppes, Inc.*                                       316         4,092
Chico's FAS, Inc.*                                            442        10,798
Childrens Place Retail Stores, Inc. (The)*                     60         3,346
Circuit City Stores, Inc.                                     358         6,634
Claire's Stores, Inc.                                         248         7,966
Coldwater Creek, Inc.*                                        178         3,610
Dick's Sporting Goods, Inc.*                                   82         4,777
Dress Barn, Inc.*                                             162         3,371
DSW, Inc. Class A*                                             82         3,461
Foot Locker, Inc.                                             472        11,116
GameStop Corp. Class A*                                       164         5,342
Group 1 Automotive, Inc.                                       80         3,182
Guess?, Inc.                                                  164         6,640
Guitar Center, Inc.*                                           78         3,519
Men's Wearhouse, Inc. (The)                                   154         7,246
OfficeMax, Inc.                                                62         3,270
O'Reilly Automotive, Inc.*                                    244         8,076
Pacific Sunwear of California, Inc.*                          258         5,374
Payless ShoeSource Inc.*                                      128         4,250
PetSmart, Inc.                                                294         9,690
RadioShack Corp.                                              162         4,379
Rent-A-Center, Inc.*                                          250         6,995
Ross Stores, Inc.                                             334        11,490
Sonic Automotive, Inc. Class A                                154         4,389
Tractor Supply Co.*                                            98         5,047
United Auto Group, Inc.                                       258         5,237
Urban Outfitters, Inc.*                                       138         3,658
Williams-Sonoma, Inc.                                         312        11,064
Zale Corp.*                                                   118         3,113
                                                                    -----------
Total Specialty Retail                                                  232,513
-------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 1.2%
Carter's, Inc.*                                               140         3,548
Columbia Sportswear Co.                                       100         6,231
Fossil, Inc.*                                                 148         3,918
Jones Apparel Group, Inc.                                     324         9,957
K-Swiss, Inc. Class A                                         120         3,242
Liz Claiborne, Inc.                                           288        12,340
Phillips-Van Heusen Corp.                                      98         5,762
Quiksilver, Inc.*                                             244         2,830
Skechers U.S.A., Inc. Class A*                                 98         3,290
Timberland Co. Class A*                                       172         4,477
Wolverine World Wide, Inc.                                    138         3,943
                                                                    -----------
Total Textiles, Apparel & Luxury Goods                                   59,538
-------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 2.3%

Astoria Financial Corp.                                       304         8,083
Capitol Federal Financial                                      86         3,252
Corus Bankshares, Inc.                                        394         6,722
Downey Financial Corp.                                        132         8,519
First Niagara Financial Group, Inc.                           308         4,284
Fremont General Corp.                                         492         3,410
IndyMac Bancorp, Inc.                                         378        12,115
MAF Bancorp, Inc.                                             108         4,465
NewAlliance Bancshares, Inc.                                  216         3,501
PMI Group, Inc. (The)                                         442        19,987
Radian Group, Inc.                                            460        25,246
Washington Federal, Inc.                                      292         6,850
Webster Financial Corp.                                       142         6,817
                                                                    -----------
Total Thrifts & Mortgage Finance                                        113,251
-------------------------------------------------------------------------------
Trading Companies & Distributors - 0.9%
Applied Industrial Technologies, Inc.                         142         3,485
GATX Corp.                                                     74         3,537
MSC Industrial Direct Co. Class A                             172         8,029
UAP Holding Corp.                                             140         3,619
United Rentals, Inc.*                                         434        11,935
Watsco, Inc.                                                   86         4,392
WESCO International, Inc.*                                    164        10,296
                                                                    -----------
Total Trading Companies & Distributors                                   45,293
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.


44   WisdomTree Domestic Earnings Funds

Schedule of Investments (concluded)

WisdomTree MidCap Earnings Fund

March 31, 2007

==============================================================================
Investments                                                Shares      Value
------------------------------------------------------------------------------
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. Trust                            90    $    3,537
------------------------------------------------------------------------------
Water Utilities - 0.1%
Aqua America Inc.                                            178         3,996
------------------------------------------------------------------------------
Wireless Telecommunication Services - 0.1%
Leap Wireless International, Inc.*                            52         3,431
------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES  - 99.8%
(Cost: $4,999,246)                                                   4,865,672
Cash and Other Assets in Excess of Liabilities - 0.2%                   11,690
                                                                    ----------
NET ASSETS - 100.0%                                                 $4,877,362
==============================================================================

*     Non-income producing security.

                       See Notes to Financial Statements.


                                         WisdomTree Domestic Earnings Funds   45

Schedule of Investments

WisdomTree SmallCap Earnings Fund

March 31, 2007

===============================================================================
Investments                                                Shares      Value
-------------------------------------------------------------------------------
COMMON STOCKS - 99.5%
Aerospace & Defense - 1.5%
AAR Corp.*                                                    408   $    11,244
Argon ST, Inc.*                                               308         8,150
Cubic Corp.                                                   312         6,752
EDO Corp.                                                     240         6,288
Esterline Technologies Corp.*                                 412        16,921
HEICO Corp.                                                   248         9,050
Herley Industries, Inc.*                                      312         4,873
K&F Industries Holdings, Inc.*                                694        18,690
Ladish Co., Inc.*                                             236         8,883
LMI Aerospace, Inc.*                                          296         5,514
MTC Technologies, Inc.*                                       276         5,804
Orbital Sciences Corp.*                                       572        10,719
Triumph Group, Inc.                                           256        14,167
United Industrial Corp.                                       244        13,469
                                                                    -----------
Total Aerospace & Defense                                               140,524
-------------------------------------------------------------------------------
Air Freight & Logistics - 0.7%
ABX Air, Inc.*                                              1,532        10,494
Atlas Air Worldwide Holdings, Inc.*                           240        12,655
Dynamex, Inc.*                                                204         5,190
Forward Air Corp.                                             416        13,678
Pacer International, Inc.                                     746        20,097
Park-Ohio Holdings Corp.*                                     440         8,140
                                                                    -----------
Total Air Freight & Logistics                                            70,254
-------------------------------------------------------------------------------
Airlines - 0.9%
ExpressJet Holdings, Inc.*                                  3,462        20,218
Mesa Air Group, Inc.*                                       1,332        10,030
Pinnacle Airlines Corp.*                                    1,520        26,281
Republic Airways Holdings, Inc.*                            1,492        34,256
                                                                    -----------
Total Airlines                                                           90,785
-------------------------------------------------------------------------------
Auto Components - 1.8%
Aftermarket Technology Corp.*                                 460        11,169
Amerigon, Inc.*                                               460         5,727
Bandag, Inc.                                                  240        12,166
Drew Industries, Inc.*                                        456        13,078
Fuel Systems Solutions, Inc.*                                 216         4,000
GenTek, Inc.*                                                 132         4,496
Modine Manufacturing Co.                                      662        15,160
Spartan Motors, Inc.                                          300         6,963
Tenneco, Inc.*                                                750        19,095
Visteon Corp.*                                              9,588        81,881
                                                                    -----------
Total Auto Components                                                   173,735
-------------------------------------------------------------------------------
Automobiles - 0.2%
Fleetwood Enterprises, Inc.*                                  552         4,366
Winnebago Industries, Inc.                                    432        14,528
                                                                    -----------
Total Automobiles                                                        18,894
-------------------------------------------------------------------------------
Beverages - 0.3%
Boston Beer Co., Inc. Class A*                                160         5,336
Coca-Cola Bottling Co. Consolidated                           100         5,663
MGP Ingredients, Inc.                                         256         5,215
National Beverage Corp.*                                      504         8,840
                                                                    -----------
Total Beverages                                                          25,054
-------------------------------------------------------------------------------
Biotechnology - 0.3%
Enzon Pharmaceuticals, Inc.*                                1,696        13,822
LifeCell Corp.*                                               256         6,392
Martek Biosciences Corp.*                                     252         5,196
Tanox, Inc.*                                                  252         4,728
                                                                    -----------
Total Biotechnology                                                      30,138
-------------------------------------------------------------------------------
Building Products - 1.5%
AAON, Inc.                                                    180         4,703
American Woodmark Corp.                                       300        11,028
Ameron International Corp.                                    208        13,699
Apogee Enterprises, Inc.                                      468         9,379
Builders FirstSource, Inc.*                                 1,628        26,162
Griffon Corp.*                                                730        18,068
Insteel Industries, Inc.                                      608        10,208
PW Eagle, Inc.                                                790        26,102
Universal Forest Products, Inc.                               524        25,964
                                                                    -----------
Total Building Products                                                 145,313
-------------------------------------------------------------------------------
Capital Markets - 1.3%
Calamos Asset Management, Inc. Class A                        384         8,571
Capital Southwest Corp.                                       168        25,817
GAMCO Investors, Inc. Class A                                 340        14,732
Gladstone Capital Corp.                                       252         5,967
Hercules Technology Growth Capital, Inc.                      352         4,822
LaBranche & Co, Inc.*                                       3,626        29,589
MarketAxess Holdings, Inc.*                                   356         5,959
Prospect Energy Corp.                                         296         5,073
Sanders Morris Harris Group, Inc.                              52           554
Stifel Financial Corp.*                                       104         4,607
SWS Group, Inc.                                               400         9,924
TradeStation Group, Inc.*                                     722         9,090
                                                                    -----------
Total Capital Markets                                                   124,705
-------------------------------------------------------------------------------
Chemicals - 2.4%
A. Schulman, Inc.                                             448        10,555
American Vanguard Corp.                                       380         6,494
Arch Chemicals, Inc.                                          436        13,612
Ferro Corp.                                                   384         8,298
Georgia Gulf Corp.                                          1,916        31,058
Innospec, Inc.                                                200        11,528
Landec Corp.*                                                 384         5,445
MacDermid, Inc.                                               540        18,830
Minerals Technologies, Inc.                                   272        16,908
NewMarket Corp.                                               320        13,014
NL Industries, Inc.                                           576         6,278
Omnova Solutions, Inc.*                                       778         4,248
Pioneer Cos., Inc.*                                           662        18,298
PolyOne Corp.*                                              4,918        30,000
Sensient Technologies Corp.                                   702        18,098
Spartech Corp.                                                468        13,731
Stepan Co.                                                    156         4,095

                       See Notes to Financial Statements.


46   WisdomTree Domestic Earnings Funds

WisdomTree SmallCap Earnings Fund

March 31, 2007

===============================================================================
Investments                                                Shares      Value
-------------------------------------------------------------------------------
Symyx Technologies*                                           272   $     4,820
                                                                    -----------
Total Chemicals                                                         235,310
-------------------------------------------------------------------------------
Commercial Banks - 10.6%
1st Source Corp.                                              412        10,782
AMCORE Financial, Inc.                                        444        14,097
Americanwest Bancorp                                          216         4,653
Ameris Bancorp                                                212         5,190
Arrow Financial Corp.                                         212         4,749
BancFirst Corp.                                               292        13,534
Bancorp, Inc.*                                                188         4,888
BancTrust Financial Group, Inc.                               216         4,571
Bank of Granite Corp.                                         304         5,448
Bank of the Ozarks, Inc.                                      320         9,190
BankFinancial Corp.                                           276         4,491
Banner Corp.                                                  132         5,485
Boston Private Financial Holdings, Inc.                       608        16,975
Cadence Financial Corp.                                       224         4,480
Camden National Corp.                                         152         6,597
Capital City Bank Group, Inc.                                 300         9,990
Capital Corp of the West                                      216         5,735
Capitol Bancorp Ltd.                                          264         9,728
Cardinal Financial Corp.                                      476         4,750
Cascade Bancorp                                               344         8,923
Center Financial Corp.                                        348         6,880
Chemical Financial Corp.                                      424        12,631
City Holding Co.                                              408        16,504
CoBiz, Inc.                                                   316         6,292
Columbia Bancorp                                              200         4,802
Columbia Banking System, Inc.                                 308        10,389
Community Bancorp*                                            148         4,551
Community Bank System, Inc.                                   512        10,711
Community Banks, Inc.                                         504        12,030
Community Trust Bancorp, Inc.                                 304        11,014
CVB Financial Corp.                                         1,780        21,182
Enterprise Financial Services Corp.                           164         4,592
Financial Institutions, Inc.                                  224         4,496
First Bancorp                                                 312         6,671
First Charter Corp.                                           356         7,654
First Commonwealth Financial Corp.                          1,158        13,607
First Community Bancshares, Inc.                              208         8,112
First Financial Bancorp                                       300         4,533
First Financial Bankshares, Inc.                              360        15,055
First Financial Corp.                                         192         5,942
First Indiana Corp.                                           332         7,254
First Merchants Corp.                                         368         8,729
First Regional Bancorp*                                       348        10,336
First South Bancorp, Inc.                                     172         5,279
First State Bancorp.                                          296         6,675
FNB Corp./PA                                                  926        15,603
FNB Corp./VA                                                  140         5,016
GB&T Bancshares, Inc.                                         228         4,134
Great Southern Bancorp, Inc.                                  292         8,550
Greene County Bancshares, Inc.                                168         5,697
Hanmi Financial Corp.                                         958        18,259
Heartland Financial USA, Inc.                                 276         7,383
Heritage Commerce Corp.                                       208         5,302
Horizon Financial Corp.                                       232         5,123
IBERIABANK Corp.                                              168         9,351
Independent Bank Corp./MA                                     552        11,244
Independent Bank Corp./MI                                     296         9,750
Integra Bank Corp.                                            328         7,311
Intervest Bancshares Corp.*                                   224         6,429
Irwin Financial Corp.                                         468         8,724
Lakeland Bancorp, Inc.                                        424         5,745
Lakeland Financial Corp.                                      240         5,448
Macatawa Bank Corp.                                           348         6,403
MainSource Financial Group, Inc.                              356         6,045
Mercantile Bankshares Corp.                                   160         5,197
Mid-State Bancshares                                          316        11,594
Midwest Banc Holdings, Inc.                                   296         5,242
Nara Bancorp, Inc.                                            508         8,895
National Penn Bancshares, Inc.                              1,018        19,240
NBT Bancorp, Inc.                                             710        16,635
Old Second Bancorp, Inc.                                      268         7,343
Omega Financial Corp.                                         224         6,386
Oriental Financial Group                                      380         4,476
Peoples Bancorp, Inc.                                         244         6,444
Pinnacle Financial Partners, Inc.*                            148         4,515
Placer Sierra Bancshares                                      188         5,087
Preferred Bank                                                188         7,371
PrivateBancorp, Inc.                                          304        11,114
Prosperity Bancshares, Inc.                                   678        23,554
Renasant Corp.                                                264         6,515
Republic Bancorp, Inc. Class A                                382         8,637
S&T Bancorp, Inc.                                             520        17,181
Sandy Spring Bancorp, Inc.                                    272         9,422
Santander BanCorp                                             898        15,814
SCBT Financial Corp.                                          155         5,620
Seacoast Banking Corp. of Florida                             316         7,164
Security Bank Corp.                                           308         6,203
Sierra Bancorp                                                196         5,500
Signature Bank*                                               300         9,762
Simmons First National Corp. Class A                          284         8,540
Smithtown Bancorp, Inc.                                       198         5,148
Southside Bancshares, Inc.                                    200         4,582
Southwest Bancorp, Inc.                                       284         7,296
Sterling Bancorp                                              368         6,661
Sterling Bancshares, Inc.                                   1,154        12,902
Sterling Financial Corp./PA                                   540        11,988
Sterling Financial Corp./WA                                   161         5,022
Suffolk Bancorp                                               196         6,327
Sun Bancorp, Inc.                                             276         5,131
Superior Bancorp*                                             436         4,709
SY Bancorp, Inc.                                              244         6,066
Taylor Capital Group, Inc.                                    384        13,440
Temecula Valley Bancorp, Inc.*                                236         5,039

                       See Notes to Financial Statements.


                                         WisdomTree Domestic Earnings Funds   47

WisdomTree SmallCap Earnings Fund

March 31, 2007

===============================================================================
Investments                                                Shares      Value
-------------------------------------------------------------------------------
Texas Capital Bancshares, Inc.*                               468   $     9,594
Tompkins Trustco, Inc.                                        168         7,032
Trico Bancshares                                              332         7,858
Union Bankshares Corp.                                        256         6,641
Univest Corp. of Pennsylvania                                 268         6,638
USB Holding Co., Inc.                                         428         9,711
Vineyard National Bancorp                                     272         6,267
Virginia Commerce Bancorp*                                    352         7,621
Virginia Financial Group, Inc.                                224         5,808
W Holding Co., Inc.                                         3,906        19,530
Washington Trust Bancorp, Inc.                                284         7,614
WesBanco, Inc.                                                360        11,113
West Bancorp Inc.                                             360         5,432
West Coast Bancorp                                            276         8,824
Western Alliance Bancorp*                                     352        10,926
Wilshire Bancorp, Inc.                                        564         9,250
Yardville National Bancorp                                    156         5,664
                                                                    -----------
Total Commercial Banks                                                1,014,979
-------------------------------------------------------------------------------
Commercial Services & Supplies - 5.7%
ABM Industries, Inc.                                          516        13,617
Advisory Board Co. (The)*                                     136         6,884
American Ecology Corp.                                        256         4,918
Amrep Corp.                                                    96         7,416
Barrett Business Services                                     212         4,887
Bowne & Co., Inc.                                             316         4,971
CBIZ, Inc.*                                                 1,202         8,534
CDI Corp.                                                     260         7,519
Central Parking Corp.                                         240         5,323
Clean Harbors, Inc.*                                          300        13,566
COMSYS IT Partners, Inc.*                                     432         8,597
Consolidated Graphics, Inc.*                                  228        16,883
CoStar Group, Inc.*                                           104         4,647
CRA International, Inc.*                                      164         8,558
Diamond Management & Technology
  Consultants, Inc.                                           392         4,582
Ennis, Inc.                                                   588        15,735
First Advantage Corp. Class A*                                810        19,416
First Consulting Group, Inc.*                                 380         3,458
FTI Consulting, Inc.*                                         492        16,526
G&K Services, Inc. Class A                                    348        12,625
Geo Group, Inc. (The)*                                        168         7,614
Healthcare Services Group, Inc.                               264         7,564
Heidrick & Struggles International, Inc.*                     260        12,597
Huron Consulting Group, Inc.*                                 168        10,221
ICT Group, Inc.*                                              180         3,150
Interface, Inc. Class A                                       620         9,914
John H. Harland Co.                                           552        28,280
Kelly Services, Inc. Class A                                  572        18,418
Kenexa Corp.*                                                 136         4,234
Kforce, Inc.*                                                 778        10,713
Knoll, Inc.                                                   782        18,635
Korn/Ferry International*                                     786        18,031
Labor Ready, Inc.*                                          1,194        22,675
Layne Christensen Co.*                                        176         6,410
LECG Corp.*                                                   404         5,850
M&F Worldwide Corp.*                                          588        27,994
McGrath Rentcorp                                              432        13,681
Mobile Mini, Inc.*                                            440        11,783
Navigant Consulting, Inc.*                                    914        18,061
On Assignment, Inc.*                                          376         4,666
PeopleSupport, Inc.*                                          336         3,847
Pike Electric Corp.*                                          368         6,653
Schawk, Inc.                                                  496         8,983
School Specialty, Inc.*                                       136         4,911
Spherion Corp.*                                               926         8,167
Standard Parking Corp.*                                       140         4,952
Standard Register Co. (The)                                   368         4,655
Synagro Technologies, Inc.                                    862         4,913
Tetra Tech, Inc.*                                             658        12,541
UTEK Corp.                                                    572         7,550
Viad Corp.                                                    432        16,675
Volt Information Sciences, Inc.*                              272         7,124
Waste Industries USA, Inc.                                    192         5,274
                                                                    -----------
Total Commercial Services & Supplies                                    545,398
-------------------------------------------------------------------------------
Communications Equipment - 1.6%
Bel Fuse, Inc. Class B                                        192         7,432
Black Box Corp.                                               144         5,262
Comtech Group, Inc.*                                          332         5,803
Comtech Telecommunications Corp.*                             380        14,717
Dycom Industries, Inc.*                                       452        11,779
EFJ, Inc.*                                                    782         4,176
Extreme Networks*                                           1,106         4,678
Inter-Tel, Inc.                                               368         8,700
Ixia*                                                         484         4,501
Mastec, Inc.*                                                 966        10,636
Netgear, Inc.*                                                404        11,526
Oplink Communications, Inc.*                                  288         5,175
Packeteer, Inc.*                                              376         4,670
Plantronics, Inc.                                             990        23,385
SafeNet, Inc.*                                                188         5,320
Sirenza Microdevices, Inc.*                                   652         5,620
Sycamore Networks, Inc.*                                    2,014         7,532
Symmetricom, Inc.*                                            560         4,648
Viasat, Inc.*                                                 148         4,880
                                                                    -----------
Total Communications Equipment                                          150,440
-------------------------------------------------------------------------------
Computers & Peripherals - 0.3%
Adaptec, Inc.*                                              1,336         5,170
Hutchinson Technology, Inc.*                                  244         5,698
Rackable Systems, Inc.*                                       296         5,023
STEC, Inc.*                                                   564         3,971
Synaptics, Inc.*                                              192         4,911
                                                                    -----------
Total Computers & Peripherals                                            24,773
-------------------------------------------------------------------------------
Construction & Engineering - 0.4%
Comfort Systems USA, Inc.                                     706         8,458
InfraSource Services, Inc.*                                   348        10,624

                       See Notes to Financial Statements.


48   WisdomTree Domestic Earnings Funds

WisdomTree SmallCap Earnings Fund

March 31, 2007

===============================================================================
Investments                                                Shares      Value
-------------------------------------------------------------------------------
Insituform Technologies, Inc. Class A*                        220   $     4,574
Perini Corp.*                                                 352        12,975
Sterling Construction Co., Inc.*                              244         4,651
                                                                    -----------
Total Construction & Engineering                                         41,282
-------------------------------------------------------------------------------
Construction Materials - 0.4%
Headwaters, Inc.*                                           1,388        30,328
U.S. Concrete, Inc.*                                        1,066         8,336
                                                                    -----------
Total Construction Materials                                             38,664
-------------------------------------------------------------------------------
Consumer Finance - 0.6%
Credit Acceptance Corp.*                                      742        20,175
Dollar Financial Corp.*                                       168         4,250
Ezcorp, Inc. Class A*                                         604         8,897
First Cash Financial Services, Inc.*                          396         8,823
United PanAm Financial Corp.*                                 576         7,200
World Acceptance Corp.*                                       308        12,305
                                                                    -----------
Total Consumer Finance                                                   61,650
-------------------------------------------------------------------------------
Containers & Packaging - 0.3%
AEP Industries, Inc.*                                         156         6,708
Myers Industries, Inc.                                        616        11,507
Rock-Tenn Co. Class A                                         340        11,288
                                                                    -----------
Total Containers & Packaging                                             29,503
-------------------------------------------------------------------------------
Distributors - 0.6%
Building Materials Holding Corp.                            1,736        31,439
Core-Mark Holding Co., Inc.*                                  204         7,279
DXP Enterprises, Inc.*                                        148         5,654
Handleman Co.                                                 658         4,586
Keystone Automotive Industries, Inc.*                         252         8,492
Source Interlink Cos., Inc.*                                  690         4,630
                                                                    -----------
Total Distributors                                                       62,080
-------------------------------------------------------------------------------
Diversified Consumer Services - 1.0%
Bright Horizons Family Solutions, Inc.*                       348        13,136
Coinstar, Inc.*                                               196         6,135
Corinthian Colleges, Inc.*                                    826        11,358
CPI Corp.                                                     108         5,671
Home Solutions of America, Inc.*                              842         4,000
Lincoln Educational Services Corp.*                           436         6,196
Pre-Paid Legal Services, Inc.*                                392        19,642
Stewart Enterprises, Inc. Class A                           1,286        10,365
Universal Technical Institute, Inc.*                          412         9,509
Vertrue, Inc.*                                                260        12,509
                                                                    -----------
Total Diversified Consumer Services                                      98,521
-------------------------------------------------------------------------------
Diversified Financial Services - 0.8%
Asset Acceptance Capital Corp.*                               934        14,449
Asta Funding, Inc.                                            508        21,935
Encore Capital Group, Inc.*                                   620         6,163
Financial Federal Corp.                                       484        12,739
Marlin Business Services Corp.*                               288         6,301
Portfolio Recovery Associates, Inc.*                          304        13,574
Resource America, Inc. Class A                                184         4,348
                                                                    -----------
Total Diversified Financial Services                                     79,509
-------------------------------------------------------------------------------
Diversified Telecommunication Services - 1.3%
Alaska Communications Systems Group, Inc.                     296         4,366
Atlantic Tele-Network, Inc.                                   220         5,749
Cincinnati Bell, Inc.*                                      4,590        21,572
Citizens Communications Co.                                   402         6,010
Consolidated Communications Holdings, Inc.                    220         4,376
CT Communications, Inc.                                     1,018        24,533
FairPoint Communications, Inc.                                432         8,299
General Communication, Inc. Class A*                          508         7,112
Iowa Telecommunications Services, Inc.                        706        14,120
North Pittsburgh Systems, Inc.                                284         6,183
Premiere Global Services, Inc.*                             1,198        13,442
SureWest Communications                                       184         4,576
                                                                    -----------
Total Diversified Telecommunication Services                            120,338
-------------------------------------------------------------------------------
Electric Utilities - 0.7%
Central Vermont Public Service Corp.                          192         5,533
Empire District Electric Co. (The)                            468        11,606
MGE Energy, Inc.                                              392        13,900
Otter Tail Corp.                                              536        18,354
UIL Holdings Corp.                                            432        14,990
                                                                    -----------
Total Electric Utilities                                                 64,383
-------------------------------------------------------------------------------
Electrical Equipment - 1.8%
A.O. Smith Corp.                                              662        25,302
Baldor Electric Co.                                           484        18,266
Encore Wire Corp.                                           2,058        52,108
EnerSys, Inc.*                                                858        14,740
II-VI, Inc.*                                                  360        12,186
Lamson & Sessions Co. (The)*                                  662        18,397
LSI Industries Inc.                                           292         4,888
Powell Industries, Inc.*                                      152         4,864
Power-One, Inc.*                                              750         4,290
Superior Essex, Inc.*                                         468        16,226
Vicor Corp.                                                   452         4,529
                                                                    -----------
Total Electrical Equipment                                              175,796
-------------------------------------------------------------------------------
Electronic Equipment & Instruments - 3.5%
Aeroflex, Inc.*                                               870        11,441
Agilysys, Inc.                                                620        13,931
Brightpoint, Inc.                                             946        10,822
Checkpoint Systems, Inc.*                                     452        10,694
Cogent, Inc.*                                                 958        12,885
Cognex Corp.                                                  552        11,962
Coherent, Inc.*                                               292         9,268
Color Kinetics, Inc.*                                         252         4,896
CTS Corp.                                                     352         4,865
DTS, Inc.*                                                    200         4,846
Electro Scientific Industries, Inc.*                          268         5,156
Excel Technology, Inc.*                                       188         5,138
Gerber Scientific, Inc.*                                      408         4,329
Global Imaging Systems, Inc.*                                 794        15,483
Insight Enterprises, Inc.*                                    958        17,225
Keithley Instruments, Inc.                                    344         5,260

                       See Notes to Financial Statements.


                                         WisdomTree Domestic Earnings Funds   49

WisdomTree SmallCap Earnings Fund

March 31, 2007

===============================================================================
Investments                                                Shares      Value
-------------------------------------------------------------------------------
Littelfuse, Inc.*                                             244   $     9,906
LoJack Corp.*                                                 372         7,061
Measurement Specialties, Inc.*                                216         4,873
Methode Electronics, Inc.                                     480         7,090
MTS Systems Corp.                                             328        12,740
Multi-Fineline Electronix, Inc.*                              620         9,517
Newport Corp.*                                                480         7,858
OYO Geospace Corp.*                                            72         5,106
Park Electrochemical Corp.                                    380        10,306
Paxar Corp.*                                                  312         8,954
Plexus Corp.*                                               1,336        22,913
Rofin-Sinar Technologies, Inc.*                               280        16,570
Scansource, Inc.*                                             460        12,346
SYNNEX Corp.*                                                 706        14,995
Technitrol, Inc.                                              628        16,447
TTM Technologies, Inc.*                                     1,364        13,013
Zygo Corp.*                                                   324         5,187
                                                                    -----------
Total Electronic Equipment & Instruments                                333,083
-------------------------------------------------------------------------------
Energy Equipment & Services - 2.7%
Allis-Chalmers Energy, Inc.*                                  352         5,544
Bristow Group, Inc.*                                          608        22,161
Bronco Drilling Co., Inc.*                                    870        14,416
CARBO Ceramics, Inc.                                          416        19,365
Dawson Geophysical Co.*                                       132         6,538
Gulf Island Fabrication, Inc.                                 172         4,599
Gulfmark Offshore, Inc.*                                      516        22,522
Horizon Offshore, Inc.*                                       308         4,454
Hornbeck Offshore Services, Inc.*                             632        18,107
Input/Output, Inc.*                                           702         9,674
Lufkin Industries, Inc.                                       336        18,876
Matrix Service Co.*                                           264         5,341
Metretek Technologies, Inc.*                                  400         5,336
NATCO Group, Inc. Class A*                                    288         9,827
Natural Gas Services Group, Inc.*                             360         5,101
Newpark Resources*                                            790         5,570
Parker Drilling Co.*                                        3,326        31,230
PHI, Inc.*                                                    164         4,438
Pioneer Drilling Co.*                                       1,724        21,878
Superior Well Services, Inc.*                                 336         7,678
Trico Marine Services, Inc.*                                  460        17,140
                                                                    -----------
Total Energy Equipment & Services                                       259,795
-------------------------------------------------------------------------------
Financials - 0.2%
21st Century Holding Co.                                      240         4,291
Harleysville National Corp.                                   576        10,265
                                                                    -----------
Total Financials                                                         14,556
-------------------------------------------------------------------------------
Food & Staples Retailing - 1.5%
Andersons, Inc. (The)                                         280        12,432
Central European Distribution Corp.*                          368        10,712
Ingles Markets, Inc. Class A                                  508        20,747
Nash Finch Co.                                                168         5,789
Pantry, Inc. (The)*                                           608        27,493
Performance Food Group Co.*                                   572        17,658
Pricesmart, Inc.                                              324         4,977
Smart & Final, Inc.*                                          404         8,795
Spartan Stores, Inc.                                          332         8,898
Weis Markets, Inc.                                            488        21,814
Wild Oats Markets Inc.*                                       320         5,824
                                                                    -----------
Total Food & Staples Retailing                                          145,139
-------------------------------------------------------------------------------
Food Products - 0.7%
Darling International, Inc.*                                  854         5,551
Green Mountain Coffee Roasters, Inc.*                          80         5,044
Imperial Sugar Co.                                            572        19,179
J&J Snack Foods Corp.                                         232         9,162
Lance, Inc.                                                   248         5,020
Premium Standard Farms, Inc.                                  652        13,718
Reddy Ice Holdings, Inc.                                      236         7,122
TreeHouse Foods, Inc.*                                        156         4,753
                                                                    -----------
Total Food Products                                                      69,549
-------------------------------------------------------------------------------
Gas Utilities - 0.4%
Cascade Natural Gas Corp.                                     188         4,954
EnergySouth, Inc.                                             124         5,199
Laclede Group, Inc. (The)                                     436        13,551
South Jersey Industries, Inc.                                 472        17,960
                                                                    -----------
Total Gas Utilities                                                      41,664
-------------------------------------------------------------------------------
Health Care Equipment & Supplies - 2.2%
Abaxis, Inc.*                                                 232         5,654
Adeza Biomedical Corp.*                                       204         4,872
Analogic Corp.                                                 84         5,282
Angiodynamics, Inc.*                                          196         3,310
Arthrocare Corp.*                                             232         8,361
Biosite, Inc.*                                                268        22,505
Conmed Corp.*                                                 204         5,963
Cutera, Inc.*                                                 148         5,356
Datascope Corp.                                               220         7,962
DJO, Inc.*                                                    136         5,154
Greatbatch, Inc.*                                             184         4,692
ICU Medical, Inc.*                                            188         7,370
I-Flow Corp.*                                                 316         4,658
Intralase Corp.*                                              200         4,996
Invacare Corp.                                                244         4,255
Medical Action Industries, Inc.*                              204         4,876
Meridian Bioscience, Inc.                                     240         6,662
Merit Medical Systems, Inc.*                                  300         3,765
Nutraceutical International Corp.*                            292         4,818
OraSure Technologies, Inc.*                                 1,002         7,365
Palomar Medical Technologies, Inc.*                           232         9,268
PolyMedica Corp.                                              228         9,651
Quidel Corp.*                                                 356         4,272
SonoSite, Inc.*                                               144         4,069
SurModics, Inc.*                                              252         9,072
Symmetry Medical, Inc.*                                       604         9,863
Thoratec Corp.*                                               276         5,768
Viasys Healthcare, Inc.*                                      320        10,878
Vital Signs, Inc.                                             196        10,188

                       See Notes to Financial Statements.


50   WisdomTree Domestic Earnings Funds

WisdomTree SmallCap Earnings Fund

March 31, 2007

===============================================================================
Investments                                                Shares      Value
-------------------------------------------------------------------------------
Wright Medical Group, Inc.*                                   224   $     4,993
Zoll Medical Corp.*                                            76         2,025
                                                                    -----------
Total Health Care Equipment & Supplies                                  207,923
-------------------------------------------------------------------------------
Health Care Providers & Services - 3.2%
Air Methods Corp.*                                            200         4,804
Alliance Imaging, Inc.*                                       962         8,398
Amedisys, Inc.*                                               336        10,896
AMN Healthcare Services, Inc.*                                368         8,324
Amsurg Corp.*                                                 528        12,931
Apria Healthcare Group, Inc.*                                 834        26,897
Bio-Reference Labs, Inc.*                                     204         5,182
Centene Corp.*                                                208         4,366
Chemed Corp.                                                  444        21,738
Corvel Corp.*                                                 136         4,114
Cross Country Healthcare, Inc.*                               248         4,521
Genesis HealthCare Corp.*                                     252        15,904
Gentiva Health Services, Inc.*                                272         5,486
HealthExtras, Inc.*                                           360        10,361
HMS Holdings Corp.*                                           232         5,081
Horizon Health Corp.*                                         248         4,848
inVentiv Health, Inc.*                                        608        23,280
Kindred Healthcare, Inc.*                                     802        26,290
Landauer, Inc.                                                128         6,461
LCA-Vision, Inc.                                              356        14,664
LHC Group, Inc.*                                              200         6,486
Matria Healthcare, Inc.*                                      192         5,061
Medcath Corp.*                                                160         4,368
Molina Healthcare, Inc.*                                      444        13,582
MWI Veterinary Supply, Inc.*                                  144         4,752
National Healthcare Corp.                                     196         9,992
Odyssey HealthCare, Inc.*                                     380         4,989
Option Care, Inc.                                             504         6,703
Radiation Therapy Services, Inc.*                             284         8,702
Res-Care, Inc.*                                               432         7,560
Sun Healthcare Group, Inc.*                                   364         4,495
Symbion, Inc.*                                                232         4,550
                                                                    -----------
Total Health Care Providers & Services                                  305,786
-------------------------------------------------------------------------------
Health Care Technology - 0.2%
Eclipsys Corp.*                                               248         4,779
Omnicell, Inc.*                                               236         4,937
Trizetto Group*                                               372         7,444
                                                                    -----------
Total Health Care Technology                                             17,160
-------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 2.5%
AFC Enterprises, Inc.*                                        280         5,614
Ambassadors Group, Inc.                                       312        10,371
Ambassadors International, Inc.                               112         5,168
BJ's Restaurants, Inc.*                                       244         5,156
Bluegreen Corp.*                                              970        10,951
Buffalo Wild Wings, Inc.*                                     104         6,625
California Pizza Kitchen, Inc.*                               204         6,710
Churchill Downs, Inc.                                         116         5,265
Denny's Corp.*                                              1,548         7,585
Dover Downs Gaming & Entertainment, Inc.                      612         7,883
IHOP Corp.                                                    272        15,953
Interstate Hotels & Resorts, Inc.*                          1,042         6,575
Isle of Capri Casinos, Inc.*                                  176         4,509
Landry's Restaurants, Inc.                                    344        10,182
Luby's, Inc.*                                                 624         6,096
Marcus Corp.                                                  304         7,071
McCormick & Schmick's Seafood Restaurants, Inc.*              192         5,148
Monarch Casino & Resort, Inc.*                                292         7,592
O'Charleys, Inc.*                                             224         4,321
Papa John's International, Inc.*                              640        18,815
Peet's Coffee & Tea, Inc.*                                    188         5,193
PF Chang's China Bistro, Inc.*                                292        12,229
Rare Hospitality International, Inc.*                         456        13,721
Red Robin Gourmet Burgers, Inc.*                              236         9,162
Ruth's Chris Steak House*                                     268         5,456
Shuffle Master, Inc.*                                         192         3,504
Steak N Shake Co. (The)*                                      524         8,787
Texas Roadhouse, Inc. Class A*                                738        10,517
WMS Industries, Inc.*                                         304        11,929
                                                                    -----------
Total Hotels, Restaurants & Leisure                                     238,088
-------------------------------------------------------------------------------
Household Durables - 3.9%
Avatar Holdings, Inc.*                                        412        29,433
Blyth, Inc.                                                   822        17,352
Brookfield Homes Corp.                                      1,916        61,505
California Coastal Communities, Inc.*                         412         8,359
Champion Enterprises, Inc.*                                 5,054        44,475
CSS Industries, Inc.                                          200         7,496
Furniture Brands International, Inc.                        1,432        22,597
Hooker Furniture Corp.                                        300         6,015
Kimball International, Inc. Class B                           324         6,247
La-Z-Boy, Inc.                                                388         4,803
Levitt Corp. Class A                                          352         3,277
Lifetime Brands, Inc.                                         252         5,264
M/I Homes, Inc.                                               786        20,868
National Presto Industries, Inc.                              144         8,876
Orleans Homebuilders, Inc.                                  1,198        10,602
Palm Harbor Homes, Inc.*                                      392         5,621
Skyline Corp.                                                 132         4,454
Stanley Furniture Co., Inc.                                   288         5,990
Tarragon Corp.                                              1,990        20,636
Technical Olympic USA, Inc.                                 7,414        29,582
Universal Electronics, Inc.*                                  232         6,464
WCI Communities, Inc.*                                      2,134        45,541
                                                                    -----------
Total Household Durables                                                375,457
-------------------------------------------------------------------------------
Household Products - 0.1%
WD-40 Co.                                                     272         8,625
-------------------------------------------------------------------------------
Industrial Conglomerates - 0.2%
Raven Industries, Inc.                                        296         8,303
Standex International Corp.                                   224         6,386
Tredegar Corp.                                                348         7,931
                                                                    -----------
Total Industrial Conglomerates                                           22,620
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.


                                         WisdomTree Domestic Earnings Funds   51

WisdomTree SmallCap Earnings Fund

March 31, 2007

===============================================================================
Investments                                                Shares      Value
-------------------------------------------------------------------------------
Insurance - 5.7%
Affirmative Insurance Holdings, Inc.                          296   $     5,121
American Equity Investment Life Holding Co.                 1,580        20,745
American Physicians Capital, Inc.*                            320        12,826
Argonaut Group, Inc.*                                         862        27,894
Baldwin & Lyons, Inc. Class B                                 332         8,449
Bristol West Holdings, Inc.                                   850        18,845
CNA Surety Corp.*                                           1,206        25,447
Crawford & Co. Class B                                      1,054         6,113
Direct General Corp.                                          412         8,759
Donegal Group Inc. Class A                                    624        10,596
EMC Insurance Group, Inc.                                     548        14,138
First Acceptance Corp.*                                       710         7,434
Fpic Insurance Group, Inc.*                                   276        12,329
Great American Financial Resources, Inc.                      734        17,968
Harleysville Group, Inc.                                      694        22,548
Horace Mann Educators Corp.                                 1,352        27,784
Infinity Property & Casualty Corp.                            644        30,178
James River Group, Inc.                                       380        11,898
LandAmerica Financial Group, Inc.                             608        44,937
Meadowbrook Insurance Group, Inc.*                            706         7,759
Midland Co. (The)                                             476        20,192
National Interstate Corp.                                     412        10,613
National Western Life Insurance Co. Class A                   100        24,480
Navigators Group, Inc.*                                       460        23,078
NYMAGIC, Inc.                                                 272        11,111
PMA Capital Corp. Class A*                                    532         4,995
Presidential Life Corp.                                       666        13,134
ProCentury Corp.                                              248         5,754
Safety Insurance Group, Inc.                                  722        28,967
SeaBright Insurance Holdings, Inc.*                           576        10,598
Stewart Information Services Corp.                            316        13,206
Tower Group, Inc.                                             336        10,826
Universal American Financial Corp.*                           870        16,861
USI Holdings Corp.*                                           488         8,223
                                                                    -----------
Total Insurance                                                         543,806
-------------------------------------------------------------------------------
Internet & Catalog Retail - 0.5%
1-800-FLOWERS.COM, Inc. Class A*                              658         5,119
Blue Nile, Inc.*                                              124         5,042
FTD Group, Inc.                                               504         8,331
Gaiam, Inc. Class A*                                          396         6,233
Stamps.com, Inc.*                                             344         4,943
Systemax, Inc.*                                               846        15,846
                                                                    -----------
Total Internet & Catalog Retail                                          45,514
-------------------------------------------------------------------------------
Internet Software & Services - 1.3%
Bankrate, Inc.*                                               116         4,088
CMGI, Inc.*                                                 3,626         7,687
CyberSource Corp.*                                            404         5,054
Earthlink, Inc.*                                            2,628        19,315
eCollege.com, Inc.*                                           288         5,170
Imergent, Inc.                                              1,448        28,177
Knot, Inc. (The)*                                             204         4,392
Netratings, Inc.*                                             236         4,909
Openwave Systems, Inc.*                                       564         4,597
Perficient, Inc.*                                             252         4,985
Sohu.com, Inc.*                                               364         7,801
Travelzoo, Inc.*                                              144         5,295
United Online, Inc.                                         1,054        14,788
Vignette Corp.*                                               264         4,902
                                                                    -----------
Total Internet Software & Services                                      121,160
-------------------------------------------------------------------------------
IT Services - 1.2%
Ciber, Inc.*                                                  998         7,854
Covansys Corp.*                                               532        13,129
Forrester Research, Inc.*                                     180         5,105
Gevity HR, Inc.                                               500         9,870
Heartland Payment Systems, Inc.                               296         6,997
Infocrossing, Inc.*                                           288         4,283
infoUSA, Inc.                                                 766         7,369
Keane Inc.*                                                   652         8,854
Lightbridge, Inc.*                                            308         5,412
MAXIMUS, Inc.                                                 164         5,655
Ness Technologies, Inc.*                                      448         5,725
Sapient Corp.*                                                810         5,557
SYKES Enterprises, Inc.*                                      632        11,528
TALX Corp.                                                    376        12,457
Tyler Technologies, Inc.*                                     352         4,470
                                                                    -----------
Total IT Services                                                       114,265
-------------------------------------------------------------------------------
Leisure Equipment & Products - 1.0%
Arctic Cat, Inc.                                              340         6,627
Callaway Golf Co.                                             336         5,295
Cybex International, Inc.*                                  1,122         5,980
Jakks Pacific, Inc.*                                          842        20,125
K2, Inc.*                                                     842        10,180
Marine Products Corp.                                         588         5,627
MarineMax, Inc.*                                              480        11,126
Nautilus, Inc.                                                388         5,987
RC2 Corp.*                                                    396        15,994
Smith & Wesson Holding Corp.*                                 380         4,974
                                                                    -----------
Total Leisure Equipment & Products                                       91,915
-------------------------------------------------------------------------------
Life Sciences Tools & Services - 0.4%
Bruker BioSciences Corp.*                                     616         6,480
Kendle International, Inc.*                                   184         6,536
Parexel International Corp.*                                  308        11,079
PharmaNet Development Group, Inc.*                            232         6,032
PRA International*                                            356         7,675
                                                                    -----------
Total Life Sciences Tools & Services                                     37,802
-------------------------------------------------------------------------------
Machinery - 4.4%
Accuride Corp.*                                             1,864        27,215
Albany International Corp. Class A                            730        26,236
American Science & Engineering, Inc.*                         108         5,688
Ampco-Pittsburgh Corp.                                        224         6,471
Astec Industries, Inc.*                                       336        13,524
ASV, Inc.*                                                    496         7,569

                       See Notes to Financial Statements.


52   WisdomTree Domestic Earnings Funds

WisdomTree SmallCap Earnings Fund

March 31, 2007

===============================================================================
Investments                                                Shares      Value
-------------------------------------------------------------------------------
Badger Meter, Inc.                                            164   $     4,354
Barnes Group, Inc.                                            914        21,031
Blount International, Inc.*                                 2,174        27,066
Cascade Corp.                                                 260        15,569
CIRCOR International, Inc.                                    204         7,283
Columbus McKinnon Corp.*                                      882        19,748
Commercial Vehicle Group, Inc.*                               906        18,664
Dynamic Materials Corp.                                       184         6,020
EnPro Industries, Inc.*                                       572        20,621
Federal Signal Corp.                                          790        12,261
Flow International Corp.*                                     436         4,683
Freightcar America, Inc.                                      690        33,238
Gehl Co.*                                                     360         9,137
Gorman-Rupp Co. (The)                                         212         6,790
Greenbrier Cos., Inc.                                         372         9,932
Hurco Cos., Inc.*                                             196         8,399
Kadant, Inc.*                                                 192         4,869
Kaydon Corp.                                                  552        23,493
LB Foster Co. Class A*                                        188         3,875
Lindsay Corp.                                                 144         4,578
Middleby Corp.*                                               124        16,348
Miller Industries, Inc.*                                      332         7,241
RBC Bearings, Inc.*                                           272         9,093
Robbins & Myers, Inc.                                         120         4,475
Sun Hydraulics Corp.                                          228         6,094
Tennant Co.                                                   300         9,447
Titan International, Inc.                                     228         5,775
Twin Disc, Inc.                                               152         6,490
Wabash National Corp.                                         734        11,318
                                                                    -----------
Total Machinery                                                         424,595
-------------------------------------------------------------------------------
Media - 1.6%
Citadel Broadcasting Corp.                                  1,692        16,091
Courier Corp.                                                 236         9,221
Entercom Communications Corp. Class A                         504        14,203
Fisher Communications, Inc.*                                  116         5,638
Harris Interactive, Inc.*                                     962         5,801
Journal Communications, Inc. Class A                          632         8,286
Journal Register Co.                                        1,198         7,140
Media General, Inc. Class A                                   484        18,468
Playboy Enterprises, Inc. Class B*                            440         4,528
Radio One, Inc. Class D*                                    1,222         7,894
Salem Communications Holding Corp. Class A*                   396         4,950
Sinclair Broadcast Group, Inc. Class A                      1,174        18,138
Valassis Communications, Inc.*                              1,074        18,462
Westwood One, Inc.                                          1,924        13,218
                                                                    -----------
Total Media                                                             152,038
-------------------------------------------------------------------------------
Metals & Mining - 2.1%
A.M. Castle & Co.                                             588        17,264
AMCOL International Corp.                                     520        15,418
Brush Engineered Materials, Inc.*                             192         9,306
Compass Minerals International, Inc.                          372        12,425
Gibraltar Industries, Inc.                                    770        17,417
Hecla Mining Co.*                                             678         6,143
Mesabi Trust                                                  264         6,204
Metal Management, Inc.                                        802        37,052
NN, Inc.                                                      388         4,846
Northwest Pipe Co.*                                           136         5,417
Olympic Steel, Inc.                                           492        15,247
Royal Gold, Inc.                                              148         4,455
Ryerson, Inc.                                                 978        38,749
Steel Technologies, Inc.                                      276         8,164
Universal Stainless & Alloy*                                  160         7,595
                                                                    -----------
Total Metals & Mining                                                   205,702
-------------------------------------------------------------------------------
Multiline Retail - 0.3%
99 Cents Only Stores*                                         320         4,714
Fred's, Inc.                                                  702        10,319
Tuesday Morning Corp.                                         842        12,495
                                                                    -----------
Total Multiline Retail                                                   27,528
-------------------------------------------------------------------------------
Multi-Utilities - 0.2%
CH Energy Group, Inc.                                         356        17,334
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 2.7%
Adams Resources & Energy, Inc.                                176         6,452
Alpha Natural Resources, Inc.*                              1,612        25,196
Arena Resources, Inc.*                                        152         7,618
Atlas America, Inc.*                                          200        11,298
Bois d'Arc Energy, Inc.*                                    1,202        15,902
Brigham Exploration Co.*                                    1,058         6,581
Callon Petroleum Co.*                                         742        10,069
Carrizo Oil & Gas, Inc.*                                      280         9,789
Clayton Williams Energy, Inc.*                                232         6,582
Enbridge Energy Management LLC.*                              216        11,666
Exploration Co. of Delaware, Inc. (The)*                      416         4,514
Giant Industries, Inc.*                                       240        18,156
GMX Resources, Inc.*                                          136         4,179
Goodrich Petroleum Corp.*                                     216         7,264
Gulfport Energy Corp.*                                        448         5,985
Markwest Hydrocarbon, Inc.                                     92         5,704
NGP Capital Resources Co.                                     312         4,933
Parallel Petroleum Corp.*                                     400         9,180
Petroleum Development Corp.*                                  220        11,785
Petroquest Energy, Inc.*                                      758         8,861
Stone Energy Corp.*                                           524        15,558
Toreador Resources Corp.*                                     196         3,557
USEC, Inc.*                                                 2,286        37,147
Vaalco Energy, Inc.*                                        1,688         8,744
Westmoreland Coal Co.*                                        232         4,675
                                                                    -----------
Total Oil, Gas & Consumable Fuels                                       261,395
-------------------------------------------------------------------------------
Paper & Forest Products - 0.2%
Deltic Timber Corp.                                            96         4,604
Mercer International, Inc.*                                   548         6,554
Wausau Paper Corp.                                            336         4,825
                                                                    -----------
Total Paper & Forest Products                                            15,983
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.


                                         WisdomTree Domestic Earnings Funds   53

WisdomTree SmallCap Earnings Fund

March 31, 2007

===============================================================================
Investments                                                Shares      Value
-------------------------------------------------------------------------------
Personal Products - 0.7%
American Oriental Bioengineering, Inc.*                       608   $     5,709
Chattem, Inc.*                                                156         9,195
Elizabeth Arden, Inc.*                                        516        11,259
Inter Parfums, Inc.                                           268         5,628
Mannatech, Inc.                                               778        12,495
Playtex Products, Inc.*                                       348         4,722
Prestige Brands Holdings, Inc.*                               762         9,030
USANA Health Sciences, Inc.*                                  220        10,311
                                                                    -----------
Total Personal Products                                                  68,349
-------------------------------------------------------------------------------
Pharmaceuticals - 0.7%
Bradley Pharmaceuticals, Inc.*                                228         4,375
Noven Pharmaceuticals, Inc.*                                  180         4,176
Pain Therapeutics, Inc.*                                      580         4,547
Salix Pharmaceuticals Ltd.*                                   348         4,385
Sciele Pharma, Inc.*                                          624        14,776
Viropharma, Inc.*                                           2,628        37,712
                                                                    -----------
Total Pharmaceuticals                                                    69,971
-------------------------------------------------------------------------------
Real Estate Investment Trusts - 1.7%
Acadia Realty Trust                                           220         5,735
American Campus Communities, Inc.                             152         4,604
Ashford Hospitality Trust, Inc.                               384         4,585
Cedar Shopping Centers, Inc.                                  296         4,795
Equity Inns, Inc.                                             296         4,848
Feldman Mall Properties, Inc.                                 556         6,750
First Potomac Realty Trust                                    156         4,457
Getty Realty Corp.                                            444        12,761
Glimcher Realty Trust                                         168         4,539
Highland Hospitality Corp.                                    316         5,625
Innkeepers USA Trust                                          372         6,056
Investors Real Estate Trust                                   770         8,154
Kite Realty Group Trust                                       272         5,426
LTC Properties, Inc.                                          324         8,395
Medical Properties Trust, Inc.                                694        10,195
National Health Investors, Inc.                               512        16,046
Omega Healthcare Investors, Inc.                              698        11,971
Parkway Properties, Inc.                                       88         4,598
Ramco-Gershenson Properties Trust                             136         4,857
Saul Centers, Inc.                                            136         7,738
Universal Health Realty Income Trust                          276         9,867
Urstadt Biddle Properties, Inc. Class A                       260         5,086
Winthrop Realty Trust                                       1,396         9,228
                                                                    -----------
Total Real Estate Investment Trusts                                     166,316
-------------------------------------------------------------------------------
Real Estate Management & Development - 0.1%
Consolidated-Tomoka Land Co.                                   64         4,829
ZipRealty, Inc.*                                              798         5,650
                                                                    -----------
Total Real Estate Management & Development                               10,479
-------------------------------------------------------------------------------
Road & Rail - 1.4%
Arkansas Best Corp.                                           842        29,934
Celadon Group, Inc.*                                          424         7,081
Dollar Thrifty Automotive Group, Inc.*                        356        18,170
Genesee & Wyoming, Inc. Class A*                              176         4,683
Marten Transport Ltd.*                                        456         7,241
Old Dominion Freight Line, Inc.*                              894        25,756
P.A.M. Transportation Services, Inc.*                         252         5,196
Patriot Transportation Holding Inc.*                           60         5,377
Quality Distribution, Inc.*                                 1,142         9,878
Saia, Inc.*                                                   348         8,265
Universal Truckload Services, Inc.*                           292         7,069
U.S. Xpress Enterprises, Inc. Class A*                        352         6,076
USA Truck, Inc.*                                              284         4,413
                                                                    -----------
Total Road & Rail                                                       139,139
-------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment - 2.7%
Actel Corp.*                                                  308         5,088
Advanced Energy Industries, Inc.*                             814        17,127
AMIS Holdings, Inc.*                                          838         9,176
Axcelis Technologies, Inc.                                    818         6,250
Brooks Automation, Inc.*                                      580         9,947
Cabot Microelectronics Corp.*                                 324        10,857
Cirrus Logic, Inc.*                                         1,400        10,724
Cohu, Inc.                                                    392         7,370
Diodes, Inc.*                                                 380        13,243
DSP Group, Inc.*                                              372         7,068
Exar Corp.*                                                   380         5,031
Intevac, Inc.*                                                408        10,759
IXYS Corp.*                                                 1,146        11,724
Kulicke & Soffa Industries, Inc.*                           3,008        27,823
Mattson Technology, Inc.*                                     644         5,860
Micrel, Inc.*                                               1,090        12,012
MIPS Technologies, Inc.*                                      144         1,286
Monolithic Power Systems, Inc.*                               364         4,696
Netlogic Microsystems, Inc.*                                  204         5,430
Omnivision Technologies, Inc.*                              1,744        22,601
Photronics Inc.*                                              520         8,086
Rudolph Technologies, Inc.*                                   308         5,372
Semtech Corp.*                                                568         7,657
Silicon Image, Inc.*                                          698         5,696
Silicon Storage Technology, Inc.*                           1,316         6,488
Standard Microsystems Corp.*                                  264         8,063
Supertex, Inc.*                                               152         5,048
Triquint Semiconductor, Inc.*                               1,006         5,030
Veeco Instruments, Inc.*                                      248         4,836
                                                                    -----------
Total Semiconductors & Semiconductor Equipment                          260,348
-------------------------------------------------------------------------------
Software - 1.8%
Advent Software, Inc.*                                        136         4,742
Altiris, Inc.*                                                148         4,871
Ansoft Corp.*                                                 208         6,581
Aspen Technology, Inc.*                                       392         5,096
Blackboard, Inc.*                                             148         4,977
Concur Technologies, Inc.*                                    738        12,885
Epicor Software Corp.*                                        520         7,233
EPIQ Systems, Inc.*                                           726        14,797
i2 Technologies, Inc.*                                        612        14,688

                       See Notes to Financial Statements.


54   WisdomTree Domestic Earnings Funds

WisdomTree SmallCap Earnings Fund

March 31, 2007

===============================================================================
Investments                                                Shares      Value
-------------------------------------------------------------------------------
Informatica Corp.*                                            830   $    11,147
Kronos, Inc.*                                                 376        20,117
MSC.Software Corp.*                                           320         4,400
Progress Software Corp.*                                      232         7,238
Quality Systems, Inc.*                                        228         9,120
Radiant Systems, Inc.*                                        488         6,359
Renaissance Learning, Inc.                                    336         4,425
Smith Micro Software, Inc.*                                   396         7,377
SPSS, Inc.*                                                   184         6,642
Ultimate Software Group, Inc.*                                196         5,133
VASCO Data Security International, Inc.*                      336         6,004
Wind River Systems, Inc.*                                     448         4,453
Witness Systems, Inc.*                                        184         4,959
                                                                    -----------
Total Software                                                          173,244
-------------------------------------------------------------------------------
Specialty Retail - 3.5%
A.C. Moore Arts & Crafts, Inc.*                               244         5,207
America's Car-Mart, Inc.*                                     448         5,985
Asbury Automotive Group, Inc.                                 846        23,899
Big 5 Sporting Goods Corp.                                    376         9,746
Blockbuster, Inc. Class A*                                  3,278        21,109
Buckle, Inc. (The)                                            468        16,708
Build-A-Bear Workshop, Inc.*                                  276         7,582
Cache, Inc.*                                                  216         3,834
Casual Male Retail Group, Inc.*                               384         4,543
Cato Corp. (The) Class A                                      674        15,765
Charlotte Russe Holding, Inc.*                                380        10,971
Christopher & Banks Corp.                                     628        12,227
Citi Trends, Inc.*                                            140         5,984
Conn's, Inc.*                                                 604        14,949
DEB Shops, Inc.                                               296         8,016
Finish Line, Inc. (The) Class A                               974        12,272
Genesco, Inc.*                                                532        22,093
Haverty Furniture Cos., Inc.                                  336         4,704
Hibbett Sports, Inc.*                                         312         8,920
HOT Topic, Inc.*                                              460         5,106
JOS A Bank Clothiers, Inc.*                                   384        13,574
Lithia Motors, Inc. Class A                                   524        14,363
Monro Muffler, Inc.                                           188         6,599
New York & Co., Inc.*                                         854        13,485
Select Comfort Corp.*                                         950        16,910
Shoe Carnival, Inc.*                                          216         7,193
Stage Stores, Inc.                                            632        14,732
Stein Mart, Inc.                                              790        12,893
United Retail Group, Inc.*                                    682         8,198
Zumiez, Inc.*                                                 160         6,419
                                                                    -----------
Total Specialty Retail                                                  333,986
-------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 1.6%
Cherokee, Inc.                                                140         6,028
Deckers Outdoor Corp.*                                        176        12,500
Hartmarx Corp.*                                               738         5,461
Iconix Brand Group, Inc.*                                     440         8,976
Kellwood Co.                                                  280         8,212
Kenneth Cole Productions, Inc. Class A                        328         8,420
Maidenform Brands, Inc.*                                      408         9,413
Movado Group, Inc.                                            368        10,838
Oxford Industries, Inc.                                       320        15,820
Perry Ellis International, Inc.*                              208         6,654
Steven Madden Ltd.*                                           396        11,563
Stride Rite Corp.                                             652        10,034
True Religion Apparel, Inc.*                                  512         8,315
UniFirst Corp.                                                328        12,585
Volcom, Inc.*                                                 296        10,171
Xerium Technologies, Inc.                                   1,290        10,346
                                                                    -----------
Total Textiles, Apparel & Luxury Goods                                  155,336
-------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 4.0%
Accredited Home Lenders Holding Co.*                        1,628        15,092
Anchor Bancorp Wisconsin, Inc.                                484        13,721
Bank Mutual Corp.                                             568         6,458
BankAtlantic Bancorp, Inc. Class A                            368         4,033
BankUnited Financial Corp. Class A                          1,006        21,337
Berkshire Hills Bancorp, Inc.                                 144         4,846
Brookline Bancorp, Inc.                                       488         6,183
Citizens First Bancorp, Inc.                                  172         3,918
City Bank/Lynnwood WA                                         216         6,936
Clifton Savings Bancorp, Inc.                                 400         4,776
Coastal Financial Corp.                                       436         6,815
Delta Financial Corp.                                         866         7,162
Dime Community Bancshares, Inc.                               714         9,446
Federal Agricultural Mortgage Corp. Class C                   336         9,139
First Busey Corp.                                             396         8,486
First Financial Holdings, Inc.                                212         7,335
First Place Financial Corp.                                   328         7,036
FirstFed Financial Corp.*                                     616        35,007
Flagstar Bancorp, Inc.                                      1,940        23,183
Flushing Financial Corp.                                      420         6,817
Franklin Bank Corp.*                                          376         6,719
ITLA Capital Corp.                                            136         7,075
KNBT Bancorp, Inc.                                            436         6,427
OceanFirst Financial Corp.                                    244         4,233
Ocwen Financial Corp.*                                      4,096        52,715
Partners Trust Financial Group, Inc.                          702         8,024
PennFed Financial Services, Inc.                              236         5,114
PFF Bancorp, Inc.                                             536        16,257
Provident Financial Holdings, Inc.                            172         4,733
Provident New York Bancorp                                    420         5,943
TierOne Corp.                                                 400        10,816
Triad Guaranty, Inc.*                                         412        17,061
TrustCo Bank Corp.                                          1,332        12,761
United Community Financial Corp.                              624         6,895
WSFS Financial Corp.                                          148         9,543
                                                                    -----------
Total Thrifts & Mortgage Finance                                        382,042
-------------------------------------------------------------------------------
Tobacco - 0.1%
Vector Group Ltd.                                             460         8,607
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.


                                         WisdomTree Domestic Earnings Funds   55

Schedule of Investments (concluded)

WisdomTree SmallCap Earnings Fund

March 31, 2007

===============================================================================
Investments                                                Shares      Value
-------------------------------------------------------------------------------
Trading Companies & Distributors - 0.8%
Beacon Roofing Supply, Inc.*                                  846   $    13,688
BlueLinx Holdings, Inc.                                     1,138        11,949
Electro Rent Corp.*                                           436         6,278
Interline Brands, Inc.*                                       404         8,856
Kaman Corp.                                                   444        10,350
Lawson Products, Inc.                                         120         4,546
Nuco2, Inc.*                                                  204         5,145
Rush Enterprises, Inc. Class A*                             1,006        19,325
                                                                    -----------
Total Trading Companies & Distributors                                   80,137
-------------------------------------------------------------------------------
Water Utilities - 0.3%
American States Water Co.                                     192         7,079
California Water Service Group.                               192         7,357
SJW Corp.                                                     196         7,934
Southwest Water Co.                                           376         5,422
                                                                    -----------
Total Water Utilities                                                    27,792
-------------------------------------------------------------------------------
Wireless Telecommunication Services - 0.2%
Syniverse Holdings, Inc.*                                   1,082        11,404
USA Mobility, Inc.                                            560        11,161
                                                                    -----------
Total Wireless Telecommunication Services                                22,565
-------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES  - 99.5%
(Cost: $9,768,059)                                                    9,558,821
Cash and Other Assets in Excess of Liabilities  - 0.5%                   48,138
                                                                    -----------
NET ASSETS - 100.0%                                                 $ 9,606,959
===============================================================================

*     Non-income producing security.

                       See Notes to Financial Statements.


56   WisdomTree Domestic Earnings Funds

Schedule of Investments

WisdomTree Earnings Top 100 Fund

March 31, 2007

===============================================================================
Investments                                                Shares      Value
-------------------------------------------------------------------------------
COMMON STOCKS - 99.9%
Aerospace & Defense - 2.3%
Honeywell International, Inc.                               4,050   $   186,543
Lockheed Martin Corp.                                       2,105       204,227
Raytheon Co.                                                3,380       177,315
                                                                    -----------
Total Aerospace & Defense                                               568,085
-------------------------------------------------------------------------------
Auto Components - 0.9%
Johnson Controls, Inc.                                      2,228       210,813
-------------------------------------------------------------------------------
Building Products - 0.9%
Masco Corp.                                                 8,425       230,845
-------------------------------------------------------------------------------
Capital Markets - 4.5%
Bear, Stearns & Co., Inc. (The)                             2,020       303,707
Goldman Sachs Group, Inc.                                   1,499       309,738
Merrill Lynch & Co., Inc.                                   2,468       201,562
Morgan Stanley                                              3,630       285,899
                                                                    -----------
Total Capital Markets                                                 1,100,906
-------------------------------------------------------------------------------
Chemicals - 2.8%
Dow Chemical Co. (The)                                      6,435       295,109
PPG Industries, Inc.                                        3,060       215,149
Rohm & Haas Co.                                             3,470       179,468
                                                                    -----------
Total Chemicals                                                         689,726
-------------------------------------------------------------------------------
Commercial Banks - 9.6%
BB&T Corp.                                                  4,770       195,665
Fifth Third Bancorp                                         4,700       181,843
KeyCorp                                                     6,290       235,686
M&T Bank Corp.                                              1,480       171,428
Marshall & Ilsley Corp.                                     4,060       188,019
National City Corp.                                         6,510       242,498
PNC Financial Services Group, Inc. (The)                    4,830       347,615
SunTrust Banks, Inc.                                        2,350       195,144
U.S. Bancorp                                                6,300       220,311
Wachovia Corp.                                              3,400       187,170
Wells Fargo & Co.                                           5,891       202,827
                                                                    -----------
Total Commercial Banks                                                2,368,206
-------------------------------------------------------------------------------
Communications Equipment - 0.6%
Motorola, Inc.                                              8,741       154,453
-------------------------------------------------------------------------------
Computers & Peripherals - 0.7%
International Business Machines Corp.                       1,938       182,676
-------------------------------------------------------------------------------
Consumer Finance - 2.1%
Capital One Financial Corp.                                 3,953       298,294
SLM Corp.                                                   5,138       210,144
                                                                    -----------
Total Consumer Finance                                                  508,438
-------------------------------------------------------------------------------
Diversified Financial Services - 4.3%
Bank of America Corp.                                       4,561       232,702
CIT Group, Inc.                                             5,475       289,737
Citigroup, Inc.                                             5,494       282,062
JPMorgan Chase & Co.                                        5,262       254,576
                                                                    -----------
Total Diversified Financial Services                                  1,059,077
-------------------------------------------------------------------------------
Diversified Telecommunication Services - 0.8%
Verizon Communications, Inc.                                4,935       187,135
-------------------------------------------------------------------------------
Electric Utilities - 1.8%
Edison International                                        4,660       228,946
PPL Corp.                                                   5,070       207,363
                                                                    -----------
Total Electric Utilities                                                436,309
-------------------------------------------------------------------------------
Energy Equipment & Services - 1.7%
BJ Services Co.                                             7,200       200,880
Halliburton Co.                                             6,780       215,197
                                                                    -----------
Total Energy Equipment & Services                                       416,077
-------------------------------------------------------------------------------
Food & Staples Retailing - 0.9%
Kroger Co. (The)                                            7,707       217,723
-------------------------------------------------------------------------------
Food Products - 0.9%
Archer-Daniels-Midland Co.                                  6,009       220,530
-------------------------------------------------------------------------------
Health Care Providers & Services - 2.8%
Aetna, Inc.                                                 4,990       218,512
Cigna Corp.                                                 1,977       282,039
WellPoint, Inc.*                                            2,377       192,775
                                                                    -----------
Total Health Care Providers & Services                                  693,326
-------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.9%
Starwood Hotels & Resorts Worldwide, Inc.                   3,449       223,668
-------------------------------------------------------------------------------
Household Durables - 0.7%
Fortune Brands, Inc.                                        2,125       167,493
-------------------------------------------------------------------------------
Independent Power Producers & Energy - 1.2%
TXU Corp.                                                   4,757       304,924
-------------------------------------------------------------------------------
Insurance - 12.6%
Allstate Corp. (The)                                        5,370       322,523
American Family Life Assurance Co., Inc.                    4,130       194,358
American International Group, Inc.                          2,660       178,805
Chubb Corp. (The)                                           5,860       302,786
Genworth Financial, Inc. Class A                            7,300       255,062
Hartford Financial Services Group, Inc. (The)               3,312       316,561
Lincoln National Corp.                                      2,820       191,168
Loews Corp.                                                 4,980       226,241
Metlife, Inc.                                               4,080       257,652
Principal Financial Group, Inc.                             3,100       185,597
Progressive Corp. (The)                                    10,810       235,874
Prudential Financial, Inc.                                  2,243       202,453
Travelers Cos., Inc. (The)                                  4,730       244,872
                                                                    -----------
Total Insurance                                                       3,113,952
-------------------------------------------------------------------------------
Machinery - 6.0%
Caterpillar, Inc.                                           4,240       284,207
Deere & Co.                                                 1,990       216,194
Eaton Corp.                                                 3,090       258,200
Illinois Tool Works, Inc.                                   3,880       200,208
Paccar, Inc.                                                3,870       284,058
Parker Hannifin Corp.                                       2,780       239,942
                                                                    -----------
Total Machinery                                                       1,482,809
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.


                                         WisdomTree Domestic Earnings Funds   57

Schedule of Investments (concluded)

WisdomTree Earnings Top 100 Fund

March 31, 2007

===============================================================================
Investments                                                Shares      Value
-------------------------------------------------------------------------------
Media - 2.1%
Gannett Co., Inc.                                           3,643   $   205,064
News Corp. Class A                                         13,694       316,606
                                                                    -----------
Total Media                                                             521,670
-------------------------------------------------------------------------------
Metals & Mining - 5.3%
Alcoa, Inc.                                                 7,210       244,419
Freeport-McMoRan Copper & Gold Inc. Class B                 5,654       374,238
Nucor Corp.                                                 4,518       294,257
Southern Copper Corp.                                       5,650       404,880
                                                                    -----------
Total Metals & Mining                                                 1,317,794
-------------------------------------------------------------------------------
Multiline Retail - 0.8%
J.C. Penney Co., Inc.                                       2,301       189,050
-------------------------------------------------------------------------------
Multi-Utilities - 2.0%
PG&E Corp.                                                  4,220       203,699
Sempra Energy                                               4,885       298,034
                                                                    -----------
Total Multi-Utilities                                                   501,733
-------------------------------------------------------------------------------
Office Electronics - 0.9%
Xerox Corp.*                                               13,391       226,174
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 19.8%
Anadarko Petroleum Corp.                                    9,260       397,995
Apache Corp.                                                5,111       361,348
Chesapeake Energy Corp.                                    11,690       360,987
Chevron Corp.                                               4,290       317,288
ConocoPhillips                                              5,800       396,430
Devon Energy Corp.                                          4,070       281,725
EOG Resources, Inc.                                         3,730       266,098
Exxon Mobil Corp.                                           3,300       248,985
Hess Corp.                                                  7,214       400,161
Marathon Oil Corp.                                          4,630       457,583
Murphy Oil Corp.                                            3,830       204,522
Occidental Petroleum Corp.                                  5,990       295,367
Valero Energy Corp.                                         8,720       562,352
XTO Energy, Inc.                                            5,920       324,475
                                                                    -----------
Total Oil, Gas & Consumable Fuels                                     4,875,316
-------------------------------------------------------------------------------
Pharmaceuticals - 0.7%
Wyeth                                                       3,638       182,009
-------------------------------------------------------------------------------
Real Estate Investment Trusts - 0.8%
Boston Properties, Inc.                                     1,710       200,754
-------------------------------------------------------------------------------
Road & Rail - 2.6%
Burlington Northern Santa Fe Corp.                          2,643       212,576
CSX Corp.                                                   5,898       236,215
Norfolk Southern Corp.                                      3,930       198,858
                                                                    -----------
Total Road & Rail                                                       647,649
-------------------------------------------------------------------------------
Specialty Retail - 1.6%
Home Depot, Inc.                                            5,680       208,683
Lowe's Cos., Inc.                                           6,297       198,293
                                                                    -----------
Total Specialty Retail                                                  406,976
-------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 1.9%
Countrywide Financial Corp.                                 8,090       272,148
Washington Mutual, Inc.                                     4,930       199,073
                                                                    -----------
Total Thrifts & Mortgage Finance                                        471,221
-------------------------------------------------------------------------------
Tobacco - 2.4%
Altria Group, Inc.                                          2,200       193,182
Reynolds American, Inc.                                     6,288       392,434
                                                                    -----------
Total Tobacco                                                           585,616
-------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES - 99.9%
(Cost: $24,996,554)                                                  24,663,133
Other Assets in Excess of Liabilities - 0.1%                             24,670
                                                                    -----------
NET ASSETS - 100.0%                                                 $24,687,803
===============================================================================

*    Non-income producing security.

                       See Notes to Financial Statements.


58   WisdomTree Domestic Earnings Funds

Schedule of Investments

WisdomTree Low P/E Fund

March 31, 2007

===============================================================================
Investments                                                Shares      Value
-------------------------------------------------------------------------------
COMMON STOCKS - 99.9%
Aerospace & Defense - 1.8%
Alliant Techsystems, Inc.*                                    140   $    12,309
Armor Holdings, Inc.*                                         190        12,793
BE Aerospace, Inc.*                                           420        13,314
Ceradyne, Inc.*                                               230        12,590
Goodrich Corp.                                                480        24,710
Hexcel Corp.*                                                 650        12,903
Honeywell International, Inc.                               2,320       106,859
Lockheed Martin Corp.                                       1,229       119,238
Northrop Grumman Corp.                                        950        70,509
Raytheon Co.                                                1,270        66,624
                                                                    -----------
Total Aerospace & Defense                                               451,849
-------------------------------------------------------------------------------
Airlines - 0.1%
Continental Airlines, Inc. Class B*                           300        10,917
Skywest, Inc.                                                 460        12,342
                                                                    -----------
Total Airlines                                                           23,259
-------------------------------------------------------------------------------
Auto Components - 0.6%
ArvinMeritor, Inc.                                            620        11,315
Autoliv, Inc.                                                 335        19,132
BorgWarner, Inc.                                              228        17,196
Goodyear Tire & Rubber Co. (The)*                             780        24,328
Johnson Controls, Inc.                                        570        53,933
TRW Automotive Holdings Corp.*                                440        15,321
                                                                    -----------
Total Auto Components                                                   141,225
-------------------------------------------------------------------------------
Automobiles - 0.1%
Thor Industries, Inc.                                         313        12,329
-------------------------------------------------------------------------------
Beverages - 0.1%
Pepsi Bottling Group, Inc.                                    700        22,323
PepsiAmericas, Inc.                                           570        12,722
                                                                    -----------
Total Beverages                                                          35,045
-------------------------------------------------------------------------------
Biotechnology - 0.1%
ImClone Systems, Inc.*                                        757        30,863
-------------------------------------------------------------------------------
Building Products - 0.3%
Lennox International, Inc.                                    350        12,495
Masco Corp.                                                 1,480        40,552
Simpson Manufacturing Co., Inc.                               370        11,411
USG Corp.*                                                    300        14,004
                                                                    -----------
Total Building Products                                                  78,462
-------------------------------------------------------------------------------
Capital Markets - 5.3%
AG Edwards, Inc.                                              210        14,528
Allied Capital Corp.                                          790        22,760
American Capital Strategies Ltd.                              700        31,017
Apollo Investment Corp.                                       530        11,342
Bear, Stearns & Cos., Inc. (The)                              560        84,196
Goldman Sachs Group, Inc.                                   1,870       386,398
Knight Capital Group, Inc. Class A*                           700        11,088
LaBranche & Co., Inc.*                                      1,834        14,965
Lehman Brothers Holdings, Inc.                              2,300       161,161
Merrill Lynch & Co., Inc.                                   2,650       216,426
Morgan Stanley                                              4,280       337,093
                                                                    -----------
Total Capital Markets                                                 1,290,974
-------------------------------------------------------------------------------
Chemicals - 1.6%
Celanese Corp. Series A                                       570        17,579
Dow Chemical Co. (The)                                      3,920       179,770
Eastman Chemical Co.                                          320        20,266
Huntsman Corp.                                                820        15,654
Lubrizol Corp.                                                250        12,883
Lyondell Chemical Co.                                       1,140        34,166
Olin Corp.                                                    760        12,874
OM Group, Inc.*                                               250        11,170
PPG Industries, Inc.                                          530        37,264
Rohm & Haas Co.                                               650        33,618
Valspar Corp. (The)                                           440        12,245
Westlake Chemical Corp.                                       451        12,245
                                                                    -----------
Total Chemicals                                                         399,734
-------------------------------------------------------------------------------
Commercial Banks - 7.9%
Associated Banc-Corp                                          440        14,784
BancorpSouth, Inc.                                            480        11,736
Bank of Hawaii Corp.                                          240        12,727
BB&T Corp.                                                  1,800        73,836
BOK Financial Corp.                                           240        11,887
Cathay General Bancorp                                        360        12,233
Chittenden Corp.                                              400        12,076
Citizens Banking Corp.                                        500        11,080
City National Corp.                                           170        12,512
Colonial BancGroup, Inc. (The)                                490        12,128
Comerica, Inc.                                                620        36,654
Commerce Bancshares, Inc.                                     250        12,078
Compass Bancshares, Inc.                                      350        24,080
Cullen/Frost Bankers, Inc.                                    230        12,036
East West Bancorp, Inc.                                       330        12,134
Fifth Third Bancorp                                         1,690        65,386
FirstMerit Corp.                                              550        11,611
Fulton Financial Corp.                                        780        11,333
Greater Bay Bancorp                                           460        12,369
Huntington Bancshares, Inc.                                   900        19,665
International Bancshares Corp.                                430        12,758
KeyCorp                                                     1,490        55,830
M&T Bank Corp.                                                320        37,066
Marshall & Ilsley Corp.                                       770        35,659
National City Corp.                                         2,320        86,420
Pacific Capital Bancorp                                       380        12,206
Park National Corp.                                           130        12,282
PNC Financial Services Group, Inc. (The)                    1,640       118,031
Sky Financial Group, Inc.                                     440        11,818
SunTrust Banks, Inc.                                        1,140        94,666
Synovus Financial Corp.                                       900        29,106
TCF Financial Corp.                                           460        12,126
Trustmark Corp.                                               420        11,777
U.S. Bancorp                                                6,150       215,066
UnionBanCal Corp.                                             530        33,613

                       See Notes to Financial Statements.


                                         WisdomTree Domestic Earnings Funds   59

WisdomTree Low P/E Fund

March 31, 2007

===============================================================================
Investments                                                Shares      Value
-------------------------------------------------------------------------------
Wachovia Corp.                                              5,750   $   316,537
Wells Fargo & Co.                                          10,680       367,711
Westamerica Bancorp                                           250        12,043
Whitney Holding Corp.                                         380        11,620
Wilmington Trust Corp.                                        290        12,229
Zions Bancorp.                                                330        27,892
                                                                    -----------
Total Commercial Banks                                                1,928,801
-------------------------------------------------------------------------------
Commercial Services & Supplies - 0.2%
Deluxe Corp.                                                  373        12,507
PHH Corp.*                                                    415        12,682
United Stationers, Inc.*                                      232        13,902
                                                                    -----------
Total Commercial Services & Supplies                                     39,091
-------------------------------------------------------------------------------
Communications Equipment - 0.7%
Arris Group, Inc.*                                            840        11,827
CommScope, Inc.*                                              334        14,329
Motorola, Inc.                                              7,562       133,620
                                                                    -----------
Total Communications Equipment                                          159,776
-------------------------------------------------------------------------------
Computers & Peripherals - 1.8%
International Business Machines Corp.                       4,299       405,223
Palm, Inc.*                                                 1,120        20,306
Western Digital Corp.*                                      1,000        16,810
                                                                    -----------
Total Computers & Peripherals                                           442,339
-------------------------------------------------------------------------------
Construction Materials - 0.1%
Eagle Materials, Inc.                                         318        14,192
Florida Rock Industries, Inc.                                 270        18,169
                                                                    -----------
Total Construction Materials                                             32,361
-------------------------------------------------------------------------------
Consumer Finance - 0.9%
AmeriCredit Corp.*                                            808        18,471
Capital One Financial Corp.                                 1,420       107,153
CompuCredit Corp.*                                            360        11,239
First Marblehead Corp. (The)                                  340        15,263
SLM Corp.                                                   1,470        60,123
Student Loan Corp. (The)                                       70        13,014
                                                                    -----------
Total Consumer Finance                                                  225,263
-------------------------------------------------------------------------------
Containers & Packaging - 0.1%
Ball Corp.                                                    310        14,214
Temple-Inland, Inc.                                           320        19,116
                                                                    -----------
Total Containers & Packaging                                             33,330
-------------------------------------------------------------------------------
Diversified Consumer Services - 0.1%
Career Education Corp.*                                       419        12,780
-------------------------------------------------------------------------------
Diversified Financial Services - 9.9%
Bank of America Corp.                                      17,270       881,115
CIT Group, Inc.                                               860        45,511
Citigroup, Inc.                                            18,080       928,228
JPMorgan Chase & Co.                                       11,800       570,884
                                                                    -----------
Total Diversified Financial Services                                  2,425,738
-------------------------------------------------------------------------------
Diversified Telecommunication Services - 1.5%
CenturyTel, Inc.                                              340        15,365
Cincinnati Bell, Inc.*                                      2,550        11,985
Verizon Communications, Inc.                                8,118       307,834
Windstream Corp.                                            1,380        20,272
                                                                    -----------
Total Diversified Telecommunication Services                            355,456
-------------------------------------------------------------------------------
Electric Utilities - 0.8%
Edison International                                        1,140        56,008
FirstEnergy Corp.                                             910        60,279
Pinnacle West Capital Corp.                                   280        13,510
PPL Corp.                                                   1,150        47,035
Sierra Pacific Resources*                                     750        13,035
Westar Energy, Inc.                                           450        12,384
                                                                    -----------
Total Electric Utilities                                                202,251
-------------------------------------------------------------------------------
Electrical Equipment - 0.1%
Genlyte Group, Inc.*                                          170        11,994
Regal-Beloit Corp.                                            270        12,522
                                                                    -----------
Total Electrical Equipment                                               24,516
-------------------------------------------------------------------------------
Electronic Equipment & Instruments - 0.3%
Anixter International, Inc.*                                  209        13,781
Arrow Electronics, Inc.*                                      490        18,498
Avnet, Inc.*                                                  460        16,624
Benchmark Electronics, Inc.*                                  550        11,363
Ingram Micro, Inc. Class A*                                   640        12,358
Vishay Intertechnology, Inc.*                                 870        12,163
                                                                    -----------
Total Electronic Equipment & Instruments                                 84,787
-------------------------------------------------------------------------------
Energy Equipment & Services - 1.6%
BJ Services Co.                                             1,190        33,201
Diamond Offshore Drilling, Inc.                               340        27,523
ENSCO International, Inc.                                     560        30,464
Global Industries Ltd.*                                       900        16,461
Grant Prideco, Inc.*                                          440        21,930
Halliburton Co.                                             3,840       121,881
Helmerich & Payne, Inc.                                       480        14,563
Lone Star Technologies, Inc.*                                 260        17,168
Oil States International, Inc.*                               420        13,478
Patterson-UTI Energy, Inc.                                  1,200        26,928
Rowan Cos., Inc.                                              400        12,988
RPC, Inc.                                                     750        12,495
SEACOR Holdings, Inc.*                                        120        11,808
Tidewater, Inc.                                               240        14,059
Todco*                                                        370        14,922
Unit Corp.*                                                   290        14,671
                                                                    -----------
Total Energy Equipment & Services                                       404,540
-------------------------------------------------------------------------------
Food & Staples Retailing - 2.8%
Kroger Co. (The)                                            1,930        54,523
Rite Aid Corp.*                                            11,767        67,896
Wal-Mart Stores, Inc.                                      11,830       555,418
                                                                    -----------
Total Food & Staples Retailing                                          677,837
-------------------------------------------------------------------------------
Food Products - 0.4%
Archer-Daniels-Midland Co.                                  2,201        80,777
Seaboard Corp.                                                 10        22,600
                                                                    -----------
Total Food Products                                                     103,377
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.


60   WisdomTree Domestic Earnings Funds

WisdomTree Low P/E Fund

March 31, 2007

===============================================================================
Investments                                                Shares      Value
-------------------------------------------------------------------------------
Gas Utilities - 0.2%
AGL Resources Inc.                                            300   $    12,816
Energen Corp.                                                 260        13,232
Nicor, Inc.                                                   270        13,073
                                                                    -----------
Total Gas Utilities                                                      39,121
-------------------------------------------------------------------------------
Health Care Equipment & Supplies - 0.1%
Kinetic Concepts, Inc.*                                       240        12,154
-------------------------------------------------------------------------------
Health Care Providers & Services - 1.5%
Aetna, Inc.                                                 1,840        80,573
Cigna Corp.                                                   410        58,491
Coventry Health Care, Inc.*                                   490        27,465
Health Net, Inc.*                                             320        17,219
LifePoint Hospitals, Inc.*                                    340        12,995
Lincare Holdings, Inc.*                                       320        11,728
Sierra Health Services, Inc.*                                 309        12,722
Triad Hospitals, Inc.*                                        260        13,585
WellPoint, Inc.*                                            1,782       144,519
                                                                    -----------
Total Health Care Providers & Services                                  379,297
-------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.4%
CBRL Group, Inc.                                              258        11,945
CKE Restaurants, Inc.                                         640        12,070
Ruby Tuesday, Inc.                                            364        10,410
Speedway Motorsports, Inc.                                    308        11,935
Starwood Hotels & Resorts Worldwide, Inc.                     780        50,584
                                                                    -----------
Total Hotels, Restaurants & Leisure                                      96,944
-------------------------------------------------------------------------------
Household Durables - 2.2%
American Greetings Corp. Class A                              510        11,837
Beazer Homes USA, Inc.                                        483        14,021
Black & Decker Corp. (The)                                    310        25,302
Centex Corp.                                                  800        33,424
D.R. Horton, Inc.                                           2,160        47,520
Ethan Allen Interiors, Inc.                                   330        11,662
Fortune Brands, Inc.                                          430        33,893
Hovnanian Enterprises, Inc. Class A*                          550        13,838
KB Home                                                       610        26,029
Leggett & Platt, Inc.                                         530        12,015
Lennar Corp. Class A                                        1,210        51,073
MDC Holdings, Inc.                                            350        16,825
Meritage Homes Corp.*                                         443        14,229
Mohawk Industries, Inc.*                                      260        21,333
NVR, Inc.*                                                     50        33,250
Pulte Homes, Inc.                                           1,720        45,511
Ryland Group, Inc. (The)                                      380        16,032
Standard-Pacific Corp.                                        670        13,983
Stanley Works (The)                                           260        14,394
Technical Olympic USA, Inc.                                 2,035         8,120
Tempur-Pedic International, Inc.                              500        12,995
Toll Brothers, Inc.*                                        1,200        32,856
Tupperware Brands Corp.                                       530        13,213
Whirlpool Corp.                                               260        22,077
                                                                    -----------
Total Household Durables                                                545,432
-------------------------------------------------------------------------------
Household Products - 0.1%
Energizer Holdings, Inc.*                                     180        15,359
-------------------------------------------------------------------------------
Independent Power Producers & Energy - 0.9%
Mirant Corp.*                                               1,290        52,193
NRG Energy, Inc.*                                             500        36,020
TXU Corp.                                                   1,998       128,072
                                                                    -----------
Total Independent Power Producers & Energy                              216,285
-------------------------------------------------------------------------------
Industrial Conglomerates - 0.1%
Carlisle Cos., Inc.                                           280        12,020
-------------------------------------------------------------------------------
Insurance - 9.9%
21st Century Insurance Group                                  580        12,296
Alfa Corp.                                                    650        12,012
Alleghany Corp.*                                               30        11,208
Allstate Corp. (The)                                        3,500       210,210
AMBAC Financial Group, Inc.                                   450        38,876
American Family Life Assurance Co., Inc.                    1,438        67,672
American Financial Group, Inc.                                480        16,339
American International Group, Inc.                          7,890       530,366
Assurant, Inc.                                                600        32,178
Chubb Corp. (The)                                           2,040       105,407
Cincinnati Financial Corp.                                    540        22,896
Commerce Group, Inc.                                          410        12,316
Conseco, Inc.*                                                620        10,726
Delphi Financial Group, Inc. Class A                          320        12,874
Erie Indemnity Co. Class A                                    230        12,137
First American Corp.                                          310        15,723
Genworth Financial, Inc. Class A                            1,780        62,193
Hanover Insurance Group, Inc. (The)                           260        11,991
Hartford Financial Services Group, Inc. (The)               1,330       127,121
HCC Insurance Holdings, Inc.                                  390        12,012
LandAmerica Financial Group, Inc.                             200        14,782
Lincoln National Corp.                                        840        56,944
Loews Corp.                                                 1,790        81,320
Markel Corp.*                                                  40        19,393
MBIA, Inc.                                                    520        34,055
Mercury General Corp.                                         230        12,199
Metlife, Inc.                                               2,970       187,556
Nationwide Financial Services, Inc. Class A                   610        32,855
Odyssey Re Holdings Corp.                                     330        12,972
Ohio Casualty Corp.                                           390        11,681
Old Republic International Corp.                              940        20,793
Philadelphia Consolidated Holding Co.*                        290        12,757
Principal Financial Group, Inc.                               790        47,297
ProAssurance Corp.*                                           240        12,276
Progressive Corp. (The)                                     3,070        66,987
Protective Life Corp.                                         270        11,891
Prudential Financial, Inc.                                  1,327       119,775
Reinsurance Group of America, Inc.                            250        14,430
RLI Corp.                                                     220        12,085
Safeco Corp.                                                  540        35,872
Selective Insurance Group, Inc.                               480        12,221
Stancorp Financial Group, Inc.                                260        12,784

                       See Notes to Financial Statements.


                                         WisdomTree Domestic Earnings Funds   61

WisdomTree Low P/E Fund

March 31, 2007

===============================================================================
Investments                                                Shares      Value
-------------------------------------------------------------------------------
Torchmark Corp.                                               370   $    24,268
Transatlantic Holdings, Inc.                                  240        15,629
Travelers Cos., Inc. (The)                                  2,760       142,885
Unitrin, Inc.                                                 270        12,709
W.R. Berkley Corp.                                            890        29,477
Zenith National Insurance Corp.                               260        12,290
                                                                    -----------
Total Insurance                                                       2,416,736
-------------------------------------------------------------------------------
Internet Software & Services - 0.1%
VeriSign, Inc.*                                               876        22,005
-------------------------------------------------------------------------------
IT Services - 0.1%
Wright Express Corp.*                                         440        13,345
-------------------------------------------------------------------------------
Leisure Equipment & Products - 0.2%
Brunswick Corp.                                               440        14,014
Mattel, Inc.                                                1,170        32,257
Polaris Industries, Inc.                                      260        12,475
                                                                    -----------
Total Leisure Equipment & Products                                       58,746
-------------------------------------------------------------------------------
Machinery - 2.8%
Actuant Corp. Class A                                         250        12,703
Briggs & Stratton Corp.                                       430        13,266
Caterpillar, Inc.                                           2,820       189,024
Crane Co.                                                     320        12,934
Cummins, Inc.                                                 280        40,522
Deere & Co.                                                   699        75,939
Eaton Corp.                                                   580        48,465
Gardner Denver, Inc.*                                         350        12,198
Harsco Corp.                                                  300        13,458
Illinois Tool Works, Inc.                                   1,625        83,849
Joy Global, Inc.                                              410        17,589
Lincoln Electric Holdings, Inc.                               190        11,316
Paccar, Inc.                                                1,030        75,602
Parker Hannifin Corp.                                         450        38,840
Terex Corp.*                                                  280        20,093
Timken Co. (The)                                              530        16,064
Toro Co. (The)                                                240        12,298
                                                                    -----------
Total Machinery                                                         694,160
-------------------------------------------------------------------------------
Media - 1.6%
Belo Corp. Class A                                            670        12,509
Gannett Co., Inc.                                             820        46,158
Getty Images, Inc.*                                           240        11,671
News Corp. Class A                                         14,410       333,159
                                                                    -----------
Total Media                                                             403,497
-------------------------------------------------------------------------------
Metals & Mining - 2.9%
A.M. Castle & Co.                                             458        13,447
AK Steel Holding Corp.*                                       600        14,034
Alcoa, Inc.                                                 3,522       119,395
Allegheny Technologies, Inc.                                  344        36,701
Carpenter Technology Corp.                                    137        16,544
Chaparral Steel Co.                                           275        15,997
Cleveland-Cliffs, Inc.                                        280        17,923
Commercial Metals Co.                                         953        29,877
Freeport-McMoRan Copper & Gold, Inc.                        1,257        83,201
Nucor Corp.                                                 1,350        87,926
Quanex Corp.                                                  330        13,976
Reliance Steel & Aluminum Co.                                 670        32,428
Ryerson, Inc.                                                 273        10,816
Southern Copper Corp.                                       1,581       113,293
Steel Dynamics, Inc.                                          500        21,600
United States Steel Corp.                                     816        80,923
Worthington Industries, Inc.                                  670        13,789
                                                                    -----------
Total Metals & Mining                                                   721,870
-------------------------------------------------------------------------------
Multiline Retail - 0.2%
J.C. Penney Co., Inc.                                         630        51,761
-------------------------------------------------------------------------------
Multi-Utilities - 1.3%
Centerpoint Energy, Inc.                                    1,300        23,322
DTE Energy Co.                                                590        28,261
Integrys Energy Group, Inc.                                   220        12,212
KeySpan Corp.                                                 570        23,456
MDU Resources Group, Inc.                                     550        15,807
OGE Energy Corp.                                              310        12,028
PG&E Corp.                                                  1,100        53,097
SCANA Corp.                                                   330        14,246
Sempra Energy                                               1,120        68,332
TECO Energy, Inc.                                             730        12,563
Vectren Corp.                                                 440        12,584
Wisconsin Energy Corp.                                        320        15,526
Xcel Energy, Inc.                                           1,120        27,653
                                                                    -----------
Total Multi-Utilities                                                   319,087
-------------------------------------------------------------------------------
Office Electronics - 0.2%
Xerox Corp.*                                                3,460        58,439
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 21.7%
Anadarko Petroleum Corp.                                    3,430       147,421
Apache Corp.                                                1,800       127,260
Cabot Oil & Gas Corp.                                         190        12,791
Chesapeake Energy Corp.                                     2,760        85,229
Chevron Corp.                                              11,100       820,955
Cimarex Energy Co.                                            550        20,361
ConocoPhillips                                             10,470       715,625
Devon Energy Corp.                                          2,160       149,515
Encore Acquisition Co.*                                       470        11,369
EOG Resources, Inc.                                         1,040        74,194
Exxon Mobil Corp.                                          24,600     1,856,069
Forest Oil Corp.*                                             380        12,681
Frontier Oil Corp.                                            570        18,605
Helix Energy Solutions Group, Inc.*                           380        14,170
Hess Corp.                                                  1,540        85,424
Holly Corp.                                                   230        13,639
Houston Exploration Co.*                                      230        12,409
Marathon Oil Corp.                                          2,550       252,017
Murphy Oil Corp.                                              630        33,642
Newfield Exploration Co.*                                     630        26,277
Noble Energy, Inc.                                            540        32,211
Occidental Petroleum Corp.                                  4,240       209,074
Overseas Shipholding Group, Inc.                              300        18,780

                       See Notes to Financial Statements.


62   WisdomTree Domestic Earnings Funds

Schedule of Investments (concluded)

WisdomTree Low P/E Fund

March 31, 2007

===============================================================================
Investments                                                Shares      Value
-------------------------------------------------------------------------------
Penn Virginia Corp.                                           170   $    12,478
Pogo Producing Co.                                            340        16,354
St. Mary Land & Exploration Co.                               340        12,471
Sunoco, Inc.                                                  810        57,056
Tesoro Corp.                                                  470        47,202
Valero Energy Corp.                                         4,790       308,907
W&T Offshore, Inc.                                            390        11,283
Whiting Petroleum Corp.*                                      280        11,035
XTO Energy, Inc.                                            1,790        98,110
                                                                    -----------
Total Oil, Gas & Consumable Fuels                                     5,324,614
-------------------------------------------------------------------------------
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.                                       580        11,635
-------------------------------------------------------------------------------
Personal Products - 0.0%
Alberto-Culver Co.                                            530        12,126
-------------------------------------------------------------------------------
Pharmaceuticals - 4.2%
Barr Pharmaceuticals, Inc.*                                   367        17,010
Merck & Co., Inc.                                           6,070       268,112
Pfizer, Inc.                                               22,200       560,773
Wyeth                                                       3,840       192,115
                                                                    -----------
Total Pharmaceuticals                                                 1,038,010
-------------------------------------------------------------------------------
Real Estate Investment Trusts - 0.2%
Boston Properties, Inc.                                       320        37,568
Cousins Properties, Inc.                                      330        10,844
Equity One, Inc.                                              440        11,660
                                                                    -----------
Total Real Estate Investment Trusts                                      60,072
-------------------------------------------------------------------------------
Road & Rail - 1.3%
Amerco, Inc.*                                                 190        13,298
Burlington Northern Santa Fe Corp.                          1,160        93,298
Con-way, Inc.                                                 260        12,958
CSX Corp.                                                   1,500        60,075
JB Hunt Transport Services, Inc.                              490        12,858
Norfolk Southern Corp.                                      1,310        66,285
Ryder System, Inc.                                            240        11,842
Swift Transportation Co., Inc.*                               410        12,776
Werner Enterprises, Inc.                                      650        11,811
YRC Worldwide, Inc.*                                          390        15,686
                                                                    -----------
Total Road & Rail                                                       310,887
-------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment - 0.8%
Amkor Technology, Inc.*                                     1,110        13,853
Lam Research Corp.*                                           410        19,409
MKS Instruments, Inc.*                                        529        13,500
ON Semiconductor Corp.*                                     1,300        11,596
Teradyne, Inc.*                                               800        13,232
Texas Instruments, Inc.                                     4,221       127,052
                                                                    -----------
Total Semiconductors & Semiconductor Equipment                          198,642
-------------------------------------------------------------------------------
Specialty Retail - 2.5%
Abercrombie & Fitch Co. Class A                               240        18,163
Advance Auto Parts, Inc.                                      320        12,336
AutoNation, Inc.*                                             760        16,142
Autozone, Inc.*                                               230        29,472
Foot Locker, Inc.                                             540        12,717
Group 1 Automotive, Inc.                                      230         9,147
Home Depot, Inc.                                            7,249       266,329
Lowe's Cos., Inc.                                           4,562       143,657
Men's Wearhouse, Inc. (The)                                   290        13,645
Pacific Sunwear Of California*                                618        12,873
Rent-A-Center, Inc.*                                          410        11,472
Sherwin-Williams Co. (The)                                    410        27,076
Sonic Automotive, Inc. Class A                                380        10,830
TJX Cos., Inc. (The)                                        1,210        32,622
                                                                    -----------
Total Specialty Retail                                                  616,481
-------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.2%
Jones Apparel Group, Inc.                                     370        11,370
VF Corp.                                                      330        27,265
                                                                    -----------
Total Textiles, Apparel & Luxury Goods                                   38,635
-------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 1.6%

Astoria Financial Corp.                                       420        11,168
Countrywide Financial Corp.                                 3,040       102,266
Downey Financial Corp.                                        180        11,617
First Niagara Financial Group, Inc.                           840        11,684
IndyMac Bancorp, Inc.                                         465        14,903
MAF Bancorp, Inc.                                             280        11,575
MGIC Investment Corp.                                         440        25,925
PMI Group, Inc. (The)                                         430        19,445
Radian Group, Inc.                                            440        24,147
Washington Federal, Inc.                                      520        12,199
Washington Mutual, Inc.                                     3,380       136,485
                                                                    -----------
Total Thrifts & Mortgage Finance                                        381,414
-------------------------------------------------------------------------------
Tobacco - 2.8%

Altria Group, Inc.                                          6,310       554,081
Reynolds American, Inc.                                     1,930       120,451
                                                                    -----------
Total Tobacco                                                           674,532
-------------------------------------------------------------------------------
Trading Companies & Distributors - 0.2%
United Rentals, Inc.*                                         440        12,100
W.W. Grainger, Inc.                                           260        20,083
Watsco, Inc.                                                  230        11,746
WESCO International, Inc.*                                    190        11,928
                                                                    -----------
Total Trading Companies & Distributors                                   55,857
-------------------------------------------------------------------------------
Wireless Telecommunication Services - 0.4%
Telephone & Data Systems, Inc.                              1,570        93,603
-------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES  - 99.9%
(Cost: $25,051,824)                                                  24,508,749
Other Assets in Excess of Liabilities  - 0.1%                            20,075
                                                                    -----------
NET ASSETS - 100.0%                                                 $24,528,824
===============================================================================

*     Non-income producing security.

                       See Notes to Financial Statements.


                                         WisdomTree Domestic Earnings Funds   63

Statements of Assets and Liabilities

WisdomTree Domestic Earnings Funds

March 31, 2007

====================================================================================================================================
                                             WisdomTree     WisdomTree     WisdomTree      WisdomTree     WisdomTree     WisdomTree
                                               Total         Earnings        MidCap         SmallCap     Earnings Top        Low
                                           Earnings Fund     500 Fund    Earnings Fund   Earnings Fund     100 Fund       P/E Fund
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost:                       $25,061,911    $19,939,803    $4,999,246      $9,768,059     $24,996,554    $25,051,824
------------------------------------------------------------------------------------------------------------------------------------
Investments in securities, at value          24,486,942     19,497,993     4,865,672       9,558,821      24,663,133     24,508,749
Cash                                                 --         19,469         9,342          42,263              --             --
Receivables:
  Dividends                                      30,043         25,404         3,905           8,950          39,361         32,208
------------------------------------------------------------------------------------------------------------------------------------
Total Assets                                 24,516,985     19,542,866     4,878,919       9,610,034      24,702,494     24,540,957
====================================================================================================================================
LIABILITIES:
Custodian bank                                   14,023             --            --              --           6,827          4,312
Payables:
  Investment advisory fees (Note 3)               5,767          4,599         1,557           3,075           7,864          7,821
------------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                19,790          4,599         1,557           3,075          14,691         12,133
====================================================================================================================================
NET ASSETS                                  $24,497,195    $19,538,267    $4,877,362      $9,606,959     $24,687,803    $24,528,824
====================================================================================================================================
NET ASSETS:
Paid-in capital                             $25,083,251    $19,977,082    $5,009,790      $9,811,939     $25,039,954    $25,066,502
Undistributed net investment income              10,398          8,182         1,689           4,305          14,820          6,749
Accumulated net realized loss on
  investments                                   (21,485)        (5,187)         (543)            (47)        (33,550)        (1,352)
Net unrealized depreciation on
  investments                                  (574,969)      (441,810)     (133,574)       (209,238)       (333,421)      (543,075)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                  $24,497,195    $19,538,267    $4,877,362      $9,606,959     $24,687,803    $24,528,824
====================================================================================================================================
Beneficial interest shares of $0.001 par
  value (unlimited number of shares
  authorized)                                   500,002        400,002       100,002         200,002         500,002        500,002
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share                   $     48.99    $     48.85    $    48.77      $    48.03     $     49.38    $     49.06
====================================================================================================================================

                       See Notes to Financial Statements.


64   WisdomTree Domestic Earnings Funds

Statements of Operations

WisdomTree Domestic Earnings Funds
For the Period February 23, 2007* through March 31, 2007

====================================================================================================================================
                                                WisdomTree    WisdomTree     WisdomTree      WisdomTree     WisdomTree    WisdomTree
                                                  Total        Earnings        MidCap         SmallCap     Earnings Top      Low
                                              Earnings Fund    500 Fund    Earnings Fund   Earnings Fund     100 Fund      P/E Fund
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                     $  61,395     $  49,569      $   9,092       $  15,753      $  59,873     $  58,334
------------------------------------------------------------------------------------------------------------------------------------
Total investment income                            61,395        49,569          9,092          15,753         59,873        58,334
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees (Note 3)                 6,912         5,511          1,867           3,386          9,423         9,375
  Chief compliance officer fees                       706           706            706             706            706           706
  Trustee fees                                        703           703            703             703            703           703
  Legal fees                                          341           341            341             341            341           341
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                      8,662         7,261          3,617           5,136         11,173        11,125
------------------------------------------------------------------------------------------------------------------------------------
  Expense reimbursements (Note 3)                  (1,750)       (1,750)        (1,750)         (1,750)        (1,750)       (1,750)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                        6,912         5,511          1,867           3,386          9,423         9,375
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                              54,483        44,058          7,225          12,367         50,450        48,959
====================================================================================================================================
NET REALIZED AND UNREALIZED LOSS
  ON INVESTMENTS:
Net realized loss from:
  Investment transactions                         (21,485)       (5,187)          (543)            (47)       (33,550)       (1,352)
------------------------------------------------------------------------------------------------------------------------------------
Net realized loss                                 (21,485)       (5,187)          (543)            (47)       (33,550)       (1,352)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation on
  investments                                    (574,969)     (441,810)      (133,574)       (209,238)      (333,421)     (543,075)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized loss on
  investments                                    (596,454)     (446,997)      (134,117)       (209,285)      (366,971)     (544,427)
====================================================================================================================================
NET DECREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                     $(541,971)    $(402,939)     $(126,892)      $(196,918)     $(316,521)    $(495,468)
====================================================================================================================================

*     Commencement of investment operations.

                       See Notes to Financial Statements.


                                         WisdomTree Domestic Earnings Funds   65

Statements of Changes in Net Assets

WisdomTree Domestic Earnings Funds
For the Period February 23, 2007* through March 31, 2007

====================================================================================================================================
                                             WisdomTree     WisdomTree     WisdomTree      WisdomTree     WisdomTree     WisdomTree
                                               Total         Earnings        MidCap         SmallCap     Earnings Top       Low
                                           Earnings Fund     500 Fund    Earnings Fund   Earnings Fund     100 Fund       P/E Fund
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                     $    54,483    $    44,058    $    7,225      $   12,367     $    50,450    $    48,959
  Net realized loss on investments              (21,485)        (5,187)         (543)            (47)        (33,550)        (1,352)
  Net change unrealized depreciation
   on investments                              (574,969)      (441,810)     (133,574)       (209,238)       (333,421)      (543,075)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting
  from operations                              (541,971)      (402,939)     (126,892)       (196,918)       (316,521)      (495,468)
====================================================================================================================================
DIVIDENDS:
  Net investment income                         (44,085)       (35,876)       (5,536)         (8,062)        (35,630)       (42,210)
------------------------------------------------------------------------------------------------------------------------------------
Total dividends                                 (44,085)       (35,876)       (5,536)         (8,062)        (35,630)       (42,210)
====================================================================================================================================
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sales of shares          25,083,151     19,976,982     5,009,690       9,811,839      25,039,854     25,066,402
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting
  from capital share transactions            25,083,151     19,976,982     5,009,690       9,811,839      25,039,854     25,066,402
====================================================================================================================================
Net Increase in Net Assets                   24,497,095     19,538,167     4,877,262       9,606,859      24,687,703     24,528,724
====================================================================================================================================
NET ASSETS:
Beginning of period                         $       100    $       100    $      100      $      100     $       100    $       100
End of period                               $24,497,195    $19,538,267    $4,877,362      $9,606,959     $24,687,803    $24,528,824
====================================================================================================================================
Undistributed net investment income
  included in net assets at end of
  period                                    $    10,398    $     8,182    $    1,689      $    4,305     $    14,820    $     6,749
====================================================================================================================================
SHARES CREATED AND REDEEMED:
  Shares created                                500,002        400,002       100,002         200,002         500,002        500,002
------------------------------------------------------------------------------------------------------------------------------------
Net increase in shares outstanding              500,002        400,002       100,002         200,002         500,002        500,002
====================================================================================================================================

*     Commencement of investment operations.

                       See Notes to Financial Statements.


66   WisdomTree Domestic Earnings Funds

Financial Highlights

WisdomTree Domestic Earnings Funds

March 31, 2007

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

================================================================================
                                                               For the period
                                                            February 23, 2007(1)
                                                                   through
WisdomTree Total Earnings Fund                                 March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                               $ 49.97
--------------------------------------------------------------------------------
Investment operations:
  Net investment income(2)                                            0.11
  Net realized and unrealized loss                                   (1.00)
--------------------------------------------------------------------------------
Total from investment operations                                     (0.89)
--------------------------------------------------------------------------------
Dividends to shareholders:
  Net investment income                                              (0.09)
--------------------------------------------------------------------------------
Total dividends to shareholders                                      (0.09)
--------------------------------------------------------------------------------
Net asset value, end of period                                     $ 48.99
================================================================================
TOTAL RETURN(3)                                                      (1.79)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                          $24,497
Ratio to average net assets of:
  Expenses, net of expense reimbursements                             0.28%(4)
  Expenses, prior to expense reimbursements                           0.35%(4)
  Net investment income                                               2.21%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                               1%
================================================================================

================================================================================
                                                               For the period
                                                            February 23, 2007(1)
                                                                   through
WisdomTree Earnings 500 Fund                                   March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                               $ 49.77
--------------------------------------------------------------------------------
Investment operations:
  Net investment income(2)                                            0.11
  Net realized and unrealized loss                                   (0.94)
--------------------------------------------------------------------------------
Total from investment operations                                     (0.83)
--------------------------------------------------------------------------------
Dividends to shareholders:
  Net investment income                                              (0.09)
--------------------------------------------------------------------------------
Total dividends to shareholders                                      (0.09)
--------------------------------------------------------------------------------
Net asset value, end of period                                     $ 48.85
================================================================================
TOTAL RETURN(3)                                                      (1.67)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                          $19,538
Ratio to average net assets of:
  Expenses, net of expense reimbursements                             0.28%(4)
  Expenses prior to expense reimbursements                            0.37%(4)
  Net investment income                                               2.24%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                               1%
================================================================================

(1)  Commencement of investment operations.

(2)  Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment advisor (Note
     3).

(4)  Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

                       See Notes to Financial Statements.


                                         WisdomTree Domestic Earnings Funds   67

WisdomTree Domestic Earnings Funds

March 31, 2007

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

================================================================================
                                                               For the period
                                                            February 23, 2007(1)
                                                                  through
WisdomTree MidCap Earnings Fund                                March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                                $50.01
--------------------------------------------------------------------------------
Investment operations:
  Net investment income(2)                                            0.07
  Net realized and unrealized loss                                   (1.25)
--------------------------------------------------------------------------------
Total from investment operations                                     (1.18)
--------------------------------------------------------------------------------
Dividends to shareholders:
  Net investment income                                              (0.06)
--------------------------------------------------------------------------------
Total dividends to shareholders                                      (0.06)
--------------------------------------------------------------------------------
Net asset value, end of period                                      $48.77
================================================================================
TOTAL RETURN(3)                                                      (2.37)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                           $4,877
Ratio to average net assets of:
  Expenses, net of expense reimbursements                             0.38%(4)
  Expenses, prior to expense reimbursements                           0.74%(4)
  Net investment income                                               1.47%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                               0%(6)
================================================================================

================================================================================
                                                               For the period
                                                            February 23, 2007(1)
                                                                  through
WisdomTree SmallCap Earnings Fund                              March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                                $50.03
--------------------------------------------------------------------------------
Investment operations:
  Net investment income(2)                                            0.06
  Net realized and unrealized loss                                   (2.02)
--------------------------------------------------------------------------------
Total from investments operations                                    (1.96)
--------------------------------------------------------------------------------
Dividends to shareholders:
  Net investment income                                              (0.04)
--------------------------------------------------------------------------------
Total dividends to shareholders                                      (0.04)
--------------------------------------------------------------------------------
Net asset value, end of period                                      $48.03
================================================================================
TOTAL RETURN(3)                                                      (3.92)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                           $9,607
Ratio to average net assets of:
  Expenses, net of expense reimbursements                             0.38%(4)
  Expenses, prior to expense reimbursements                           0.58%(4)
  Net investment income                                               1.39%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                               0%(6)
================================================================================

(1)  Commencement of investment operations.

(2)  Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment advisor (Note
     3).

(4)  Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

(6)  Amount represents less than 1%.

                       See Notes to Financial Statements.


68   WisdomTree Domestic Earnings Funds

Financial Highlights  (concluded)

WisdomTree Domestic Earnings Funds

March 31, 2007

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

================================================================================
                                                               For the period
                                                            February 23, 2007(1)
                                                                  through
WisdomTree Earnings Top 100 Fund                               March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                               $ 50.15
--------------------------------------------------------------------------------
Investment operations:
  Net investment income(2)                                            0.10
  Net realized and unrealized loss                                   (0.80)
--------------------------------------------------------------------------------
Total from investment operations                                     (0.70)
--------------------------------------------------------------------------------
Dividends to shareholders:
  Net investment income                                              (0.07)
--------------------------------------------------------------------------------
Total dividends to shareholders                                      (0.07)
--------------------------------------------------------------------------------
Net asset value, end of period                                     $ 49.38
================================================================================
TOTAL RETURN(3)                                                      (1.39)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                          $24,688
Ratio to average net assets of:
  Expenses, net of expense reimbursements                             0.38%(4)
  Expenses, prior to expense reimbursements                           0.45%(4)
  Net investment income                                               2.03%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                               2%
================================================================================

================================================================================
                                                               For the period
                                                            February 23, 2007(1)
                                                                  through
WisdomTree Low P/E Fund                                        March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                               $ 49.99
--------------------------------------------------------------------------------
Investment operations:
  Net investment income(2)                                            0.10
  Net realized and unrealized loss                                   (0.95)
--------------------------------------------------------------------------------
Total from investments operations                                    (0.85)
--------------------------------------------------------------------------------
Dividends to shareholders:
  Net investment income                                              (0.08)
--------------------------------------------------------------------------------
Total dividends to shareholders                                      (0.08)
--------------------------------------------------------------------------------
Net asset value, end of period                                     $ 49.06
================================================================================
TOTAL RETURN(3)                                                      (1.69)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                          $24,529
Ratio to average net assets of:
  Expenses, net of expense reimbursements                             0.38%(4)
  Expenses, prior to expense reimbursements                           0.45%(4)
  Net investment income                                               1.98%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                               1%
================================================================================

(1)  Commencement of investment operations.

(2)  Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment advisor (Note
     3).

(4)  Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

                       See Notes to Financial Statements.


                                         WisdomTree Domestic Earnings Funds   69

Notes to Financial Statements

1. ORGANIZATION

WisdomTree Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of March 31, 2007, the Trust offered 36 investment funds (each a "Fund", collectively, the "Funds"). Each Fund is considered to be non-diversified. The Funds commenced operations on June 16, 2006, with the exception of the international dividend sector funds and domestic earnings funds that commenced operations on October 13, 2006 and February 23, 2007, respectively.

These financial statements relate only to the WisdomTree Total Earnings Fund ("Total Earnings Fund"), WisdomTree Earnings 500 Fund ("Earnings 500 Fund"), WisdomTree MidCap Earnings Fund ("MidCap Earnings Fund"), WisdomTree SmallCap Earnings Fund ("SmallCap Earnings Fund"), WisdomTree Earnings Top 100 Fund ("Earnings Top 100 Fund"), and WisdomTree Low P/E Fund ("Low P/E Fund"), together the "Domestic Earnings Funds".

Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index ("Index") developed by WisdomTree Investments, Inc. ("WisdomTree Investments"). Each Index consists of equity securities in the market suggested by its name that meet specific criteria developed by WisdomTree Investments. The securities in each Index are weighted based on earnings or earnings yield. "WisdomTree" and "WisdomTree Investments" are service marks of WisdomTree Investments licensed for use by the Trust. WisdomTree Investments has patent applications pending on the methodology and operation of its Indexes and the Funds. In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles ("U.S. GAAP"), requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a) Investment Valuation - The Net Asset Value ("NAV") of each Fund's shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund's net assets by the number of Fund shares outstanding. Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) Investment Transactions - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c) Investment Income - Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

(d) Expenses/Reimbursements - WisdomTree Asset Management ("WTA") has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements


70   WisdomTree Domestic Earnings Funds
in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees;
(v) compensation and expenses of the Trust's chief compliance officer; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTA. Pursuant to a separate contractual arrangement WTA has agreed to pay the expenses described in (iii), (iv) and (v) through July 31, 2007.

(e) Security Lending - Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds' securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund's securities if the borrower defaults.

The securities lending income earned by the Funds would be disclosed on the Statements of Operations. However, there was no securities lending for the period ended March 31, 2007.

(f) Dividends and Distributions to Shareholders - It is each Fund's policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company ("RIC") under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital.

(g) Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include short-term obligations issued by the U.S. Government, negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.


                                         WisdomTree Domestic Earnings Funds   71

3. ADVISER FEES AND TRANSACTIONS

Adviser Fees - WTA provides investment management services to each Fund pursuant to an Investment Advisory Agreement between the Trust and WTA. As compensation for services rendered, facilities furnished, and expenses borne by WTA, each Fund pays WTA a fee, as listed below, which is accrued daily and paid monthly, based on the average daily net assets of the Fund.

            =========================================================
            Fund                                           Fee Rate
            ---------------------------------------------------------
            Total Earnings Fund                              0.28%
            ---------------------------------------------------------
            Earnings 500 Fund                                0.28
            ---------------------------------------------------------
            MidCap Earnings Fund                             0.38
            ---------------------------------------------------------
            SmallCap Earnings Fund                           0.38
            ---------------------------------------------------------
            Earnings Top 100 Fund                            0.38
            ---------------------------------------------------------
            Low P/E Fund                                     0.38
            ---------------------------------------------------------

For the period ended March 31, 2007, the advisory expense reimbursements were as follows:

            =========================================================
                                                     Advisory Expense
            Fund                                      Reimbursements
            ---------------------------------------------------------
            Total Earnings Fund                           $1,750
            ---------------------------------------------------------
            Earnings 500 Fund                              1,750
            ---------------------------------------------------------
            MidCap Earnings Fund                           1,750
            ---------------------------------------------------------
            SmallCap Earnings Fund                         1,750
            ---------------------------------------------------------
            Earnings Top 100 Fund                          1,750
            ---------------------------------------------------------
            Low P/E Fund                                   1,750
            ---------------------------------------------------------

Each Fund may purchase shares of an affiliated exchange traded fund(s) in secondary market transactions. For the period ending March 31, 2007, there were no affiliated transactions.

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 2007, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund's underlying index and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind purchases and redemptions and short-term investments) for the period ended March 31, 2007 were as follows:

================================================================================
Fund                                                        Purchases     Sales
--------------------------------------------------------------------------------
Total Earnings Fund                                          $333,755   $333,510
--------------------------------------------------------------------------------
Earnings 500 Fund                                             348,122    156,442
--------------------------------------------------------------------------------
MidCap Earnings Fund                                               --      9,902
--------------------------------------------------------------------------------
SmallCap Earnings Fund                                         30,066     66,580
--------------------------------------------------------------------------------
Earnings Top 100 Fund                                         472,918    482,669
--------------------------------------------------------------------------------
Low P/E Fund                                                  160,539    173,765
--------------------------------------------------------------------------------

For the period ended March 31, 2007, the cost of in-kind purchases and proceeds from in-kind redemptions were as follows:


72   WisdomTree Domestic Earnings Funds

================================================================================
Fund                                                    Purchases    Redemptions
--------------------------------------------------------------------------------
Total Earnings Fund                                    $25,083,152       $--
--------------------------------------------------------------------------------
Earnings 500 Fund                                       19,753,309        --
--------------------------------------------------------------------------------
MidCap Earnings Fund                                     5,009,690        --
--------------------------------------------------------------------------------
SmallCap Earnings Fund                                   9,804,620        --
--------------------------------------------------------------------------------
Earnings Top 100 Fund                                   25,039,854        --
--------------------------------------------------------------------------------
Low P/E Fund                                            25,066,403        --
--------------------------------------------------------------------------------

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

6. FEDERAL INCOME TAXES

At March 31, 2007, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

===========================================================================================
                                       Gross Unrealized   Gross Unrealized   Net Unrealized
Fund                       Tax Cost      Appreciation       Depreciation      Depreciation
-------------------------------------------------------------------------------------------
Total Earnings Fund      $25,061,911       $362,994          $(937,963)        $(574,969)
-------------------------------------------------------------------------------------------
Earnings 500 Fund         19,939,803        248,401           (690,211)         (441,810)
-------------------------------------------------------------------------------------------
MidCap Earnings Fund       4,999,246         94,026           (227,600)         (133,574)
-------------------------------------------------------------------------------------------
SmallCap Earnings Fund     9,768,059        253,188           (462,426)         (209,238)
-------------------------------------------------------------------------------------------
Earnings Top 100 Fund     24,996,554        526,686           (860,107)         (333,421)
-------------------------------------------------------------------------------------------
Low P/E Fund              25,051,824        416,497           (959,572)         (543,075)
-------------------------------------------------------------------------------------------

At March 31, 2007, the components of accumulated earnings/loss on a tax-basis were as follows:

=================================================================================================
                                             Undistributed
                          Undistributed    Capital and Other   Net Unrealized   Total Accumulated
Fund                     Ordinary Income     Gains/(Losses)     Depreciation          Loss
-------------------------------------------------------------------------------------------------
Total Earnings Fund          $10,398           $(21,485)         $(574,969)         $(586,056)
-------------------------------------------------------------------------------------------------
Earnings 500 Fund              8,182             (5,187)          (441,810)          (438,815)
-------------------------------------------------------------------------------------------------
MidCap Earnings Fund           1,689               (543)          (133,574)          (132,428)
-------------------------------------------------------------------------------------------------
SmallCap Earnings Fund         4,305                (47)          (209,238)          (204,980)
-------------------------------------------------------------------------------------------------
Earnings Top 100 Fund         14,820            (33,550)          (333,421)          (352,151)
-------------------------------------------------------------------------------------------------
Low P/E Fund                   6,749             (1,352)          (543,075)          (537,678)
-------------------------------------------------------------------------------------------------

The tax character of distributions paid during the period ended March 31, 2007, was as follows:

================================================================================
                                                              Distributions Paid
                                                                from Ordinary
Fund                                                                Income
--------------------------------------------------------------------------------
Total Earnings Fund                                                 $44,085
--------------------------------------------------------------------------------
Earnings 500 Fund                                                    35,876
--------------------------------------------------------------------------------
MidCap Earnings Fund                                                  5,536
--------------------------------------------------------------------------------
SmallCap Earnings Fund                                                8,062
--------------------------------------------------------------------------------
Earnings Top 100 Fund                                                35,630
--------------------------------------------------------------------------------
Low P/E Fund                                                         42,210
--------------------------------------------------------------------------------

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of each Fund's next taxable year.


                                         WisdomTree Domestic Earnings Funds   73

Notes to Financial Statements (concluded)

During the period ended March 31, 2007, the following Funds incurred and will elect to defer net post-October losses as follows:

================================================================================
                                                                   Post-October
Fund                                                              Capital Losses
--------------------------------------------------------------------------------
Total Earnings Fund                                                   $21,485
--------------------------------------------------------------------------------
Earnings 500 Fund                                                       5,187
--------------------------------------------------------------------------------
MidCap Earnings Fund                                                      543
--------------------------------------------------------------------------------
SmallCap Earnings Fund                                                     47
--------------------------------------------------------------------------------
Earnings Top 100 Fund                                                  33,550
--------------------------------------------------------------------------------
Low P/E Fund                                                            1,352
--------------------------------------------------------------------------------

7. NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing a fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the Securities and Exchange Commission notified the industry that the implementation of FIN 48 must be incorporated no later than the last day on which a NAV is calculated preceding a fund's 2007 semi-annual report (i.e. September 28, 2007 for the funds). At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

On September 15, 2006, the FASB released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") which provides enhanced guidance for measuring fair value. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007. At this time, management is evaluating the implications of FAS 157 and its impact in the financial statements has not yet been determined.


74   WisdomTree Domestic Earnings Funds

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of WisdomTree Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of WisdomTree Total Earnings Fund, WisdomTree Earnings 500 Fund, WisdomTree MidCap Earnings Fund, WisdomTree SmallCap Earnings Fund, WisdomTree Earnings Top 100 Fund and WisdomTree Low P/E Fund (six of the investment funds constituting the WisdomTree Trust (the "Trust")) as of March 31, 2007, and the related statements of operations and changes in net assets and financial highlights for the period February 23, 2007 (commencement of investment operations) through March 31, 2007. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WisdomTree Total Earnings Fund, WisdomTree Earnings 500 Fund, WisdomTree MidCap Earnings Fund, WisdomTree SmallCap Earnings Fund, WisdomTree Earnings Top 100 Fund and WisdomTree Low P/E Fund of WisdomTree Trust at March 31, 2007, the results of their operations, the changes in their net assets and the financial highlights for the period February 23, 2007 (commencement of investment operations) through March 31, 2007, in conformity with U.S. generally accepted accounting principles.


                                        /s/ Ernst & Young LLP

New York, New York
May 21, 2007


                                         WisdomTree Domestic Earnings Funds   75

Approval of Investment Advisory and Sub-Advisory Agreement (unaudited)

The Board of Trustees of the Trust, including a majority of the Independent Trustees, has the responsibility under the 1940 Act to approve the Trust's Investment Advisory Agreement and Sub-Advisory Agreement (collectively, the "Investment Advisory Agreements"). In addition, the Trust's Board of Trustees will receive, review and evaluate information concerning the services and personnel of the Investment Adviser and the Sub-Adviser at each quarterly meeting of the Board of Trustees. While particular emphasis will be placed on information concerning profitability, comparability of fees and total expenses, and the Trust's investment performance at any future meeting at which a renewal of the Investment Advisory Agreements is considered, the process of evaluating the Investment Adviser and the Sub-Adviser and the Trust's investment arrangements is an ongoing one. In this regard, the Board's consideration of the nature, extent and quality of the services to be provided by the Investment Adviser and the Sub-Adviser under the Investment Advisory Agreements will include deliberations at future quarterly meetings.

Approval of Investment Advisory Agreement. The Trust and the Investment Adviser have entered into an investment advisory agreement (the "Advisory Agreement"). At a meeting held on December 4, 2006, the Board of Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreement with WisdomTree Asset Management ("WTA") with respect to the Funds. In approving the Advisory Agreement with WTA, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality and extent of the services to be provided to the Funds by WTA; (2) WTA's personnel and operations; (3) WTA's financial condition; (4) the level and method of computing each Fund's advisory fee; (5) the possibility of "fall-out" benefits to WTA and its affiliates (i.e., ancillary benefits that may be realized by WTA or its affiliates from WTA's relationship with the Funds); (6) the anticipated effect of growth and size on each Fund's performance and expenses; and (7) possible conflicts of interest.

The Board also considered the nature and quality of the services to be provided by WTA to the Funds, recognizing WTA's operational capabilities and resources. The Board also noted the extensive responsibilities that WTA has as investment adviser to the Funds, including the selection of the Funds' sub-adviser and oversight of the sub-adviser's compliance with Fund policies and objectives, oversight of general Fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Funds.

The Board gave substantial consideration to the fees payable under the Advisory Agreement. In this connection, the Board evaluated the personnel, systems and equipment necessary to manage the Funds and the costs associated with compensating the sub-adviser. The Board also examined the fees to be paid by each Fund in light of fees paid to other investment managers by comparable funds and the method of computing each Fund's fee. After comparing the fees with those of comparable funds and in light of the quality and extent of services to be provided and the costs anticipated to be incurred by WTA, the Board concluded that the level of the fees paid to WTA with respect to each Fund is fair and reasonable.

The Board also approved the Sub-Advisory Agreement with the sub-adviser to the Funds, BNY Investment Advisors ("BNYIA"), using the same criteria it used for WTA. The Board considered BNYIA's operational capabilities and resources and BNYIA's experience in serving as an adviser to ETFs, noting that BNYIA currently provides investment advisory and management services to other ETFs. The Board also evaluated the performance of comparable funds managed by BNYIA in comparison to a peer group, and the expertise and performance of the BNYIA personnel. The Board also noted that The Bank of New York ("BNY"), an affiliate of BNYIA, was proposed to serve as the Funds' administrator, accountant, custodian and transfer agent and will receive compensation for acting in these capacities and will be responsible for, among other things, coordinating the Funds' audits, financial statements and tax returns, managing expenses and budgeting for the Funds, processing trades on behalf of each Fund and custodying Fund assets. As such, the Board concluded that the benefits accruing to BNYIA and its affiliates by virtue of their relationship to the Trust are reasonable and fair in comparison with the anticipated costs of providing the relevant services. The Board noted that WTA, not the Funds, pays the fees to BNYIA under the Sub-Advisory Agreement.

Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of WTA and BNYIA, the Board determined that the approval of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of each Fund. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, with the assistance of independent counsel, approved the Advisory Agreement and Sub-Advisory Agreement.


76   WisdomTree Domestic Earnings Funds

Frequency Distribution of Discounts & Premiums (unaudited)

The chart below presents information about differences between the per share net asset value ("NAV") of each Fund and the market trading price of shares of each Fund. For these purposes, the "market price" is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. The term "premium" is sometimes used to describe a market price in excess of NAV and the term "discount" is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange traded funds, the market price of Fund shares is typically slightly higher or lower than the Fund's per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors' assessments of the underlying value of a Fund's portfolio securities.

=========================================================================================================
                                                         Market Price Above or     Market Price Below Net
                                                       Equal to Net Asset Value          Asset Value
-------------------------------------------------------------------------------   -----------------------
                                        Basis Point     Number    Percentage of    Number   Percentage of
                                       Differential*   of Days      Total Days    of Days    Total Days
---------------------------------------------------------------------------------------------------------
WisdomTree Total Earnings Fund
February 23, 2007** - March 31, 2007       0 - 24.9       12          46.15%         13         50.00%
                                       ------------------------------------------------------------------
                                          25 - 49.9        0           0.00%          0          0.00%
                                       ------------------------------------------------------------------
                                          50 - 74.9        0           0.00%          0          0.00%
                                       ------------------------------------------------------------------
                                         75 - 100.0        0           0.00%          0          0.00%
                                       ------------------------------------------------------------------
                                             >100.0        1           3.85%          0          0.00%
                                       ------------------------------------------------------------------
                                              Total       13          50.00%         13         50.00%
=========================================================================================================
WisdomTree Earnings 500 Fund
February 23, 2007** - March 31, 2007       0 - 24.9       14          53.85%         12         46.15%
                                       ------------------------------------------------------------------
                                          25 - 49.9        0           0.00%          0          0.00%
                                       ------------------------------------------------------------------
                                          50 - 74.9        0           0.00%          0          0.00%
                                       ------------------------------------------------------------------
                                         75 - 100.0        0           0.00%          0          0.00%
                                       ------------------------------------------------------------------
                                             >100.0        0           0.00%          0          0.00%
                                       ------------------------------------------------------------------
                                              Total       14          53.85%         12         46.15%
=========================================================================================================
WisdomTree MidCap Earnings Fund
February 23, 2007** - March 31, 2007       0 - 24.9       23          88.46%          3         11.54%
                                       ------------------------------------------------------------------
                                          25 - 49.9        0           0.00%          0          0.00%
                                       ------------------------------------------------------------------
                                          50 - 74.9        0           0.00%          0          0.00%
                                       ------------------------------------------------------------------
                                         75 - 100.0        0           0.00%          0          0.00%
                                       ------------------------------------------------------------------
                                             >100.0        0           0.00%          0          0.00%
                                       ------------------------------------------------------------------
                                              Total       23          88.46%          3         11.54%
=========================================================================================================
WisdomTree SmallCap Earnings Fund
February 23, 2007** - March 31, 2007       0 - 24.9       18          69.23%          5         19.23%
                                       ------------------------------------------------------------------
                                          25 - 49.9        3          11.54%          0          0.00%
                                       ------------------------------------------------------------------
                                          50 - 74.9        0           0.00%          0          0.00%
                                       ------------------------------------------------------------------
                                         75 - 100.0        0           0.00%          0          0.00%
                                       ------------------------------------------------------------------
                                             >100.0        0           0.00%          0          0.00%
                                       ------------------------------------------------------------------
                                              Total       21          80.77%          5         19.23%
=========================================================================================================
WisdomTree Earnings Top 100 Fund
February 23, 2007** - March 31, 2007       0 - 24.9       15          57.69%         11         42.31%
                                       ------------------------------------------------------------------
                                          25 - 49.9        0           0.00%          0          0.00%
                                       ------------------------------------------------------------------
                                          50 - 74.9        0           0.00%          0          0.00%
                                       ------------------------------------------------------------------
                                         75 - 100.0        0           0.00%          0          0.00%
                                       ------------------------------------------------------------------
                                             >100.0        0           0.00%          0          0.00%
                                       ------------------------------------------------------------------
                                              Total       15          57.69%         11         42.31%
=========================================================================================================
WisdomTree Low P/E Fund
February 23, 2007** - March 31, 2007       0 - 24.9       13          50.00%         13         50.00%
                                       ------------------------------------------------------------------
                                          25 - 49.9        0           0.00%          0          0.00%
                                       ------------------------------------------------------------------
                                          50 - 74.9        0           0.00%          0          0.00%
                                       ------------------------------------------------------------------
                                         75 - 100.0        0           0.00%          0          0.00%
                                       ------------------------------------------------------------------
                                             >100.0        0           0.00%          0          0.00%
                                       ------------------------------------------------------------------
                                              Total       13          50.00%         13         50.00%
=========================================================================================================

*     A basis point equals one-hundredth of one percent (0.01%).

**    Commencement of investment operations.


                                         WisdomTree Domestic Earnings Funds   77

Trustee and Officer Information (unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by WisdomTree Asset Management and other service providers. The Board of Trustees elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The Fund's Statement of Additional Information ("SAI") has additional information about the Funds' Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

The address of each Trustee and Officer is c/o WisdomTree Asset Management, Inc., 48 Wall Street, 11th Floor, New York, NY 10005.

Interested Trustee and Officers

                                                                                          Number of
                                                                                        Portfolios in
                                                                                            Fund
                                                                                           Complex
                                    Term of Office                                       Overseen by
Name                                  and Length          Principal Occupation(s)        Trustee and    Other Directorships Held
(year of birth)       Position      of Time Served        During the Past 5 Years          Officer       by Trustee and Officer
------------------   -----------   ---------------   --------------------------------   -------------   ------------------------
Jonathan Steinberg   Trustee,      Trustee and       Chief Executive Officer of               36        None.
  (1964)             President*    Officer           WisdomTree Investments, Inc.
                                   since 2005        (formerly, Index Development
                                                     Partners, Inc.) and Director of
                                                     WisdomTree Investments, Inc.
                                                     (since 1989).

Marc Ruskin          Treasurer*,   Officer           Chief Financial Officer of               36        None.
  (1952)             Assistant     since 2005        WisdomTree Investments, Inc.
                     Secretary*                      (formerly, Index Development
                                                     Partners, Inc.); Chief Financial
                                                     Officer, RiskMetrics Group, Inc.
                                                     (2003 to 2004); Chief Financial
                                                     Officer of Cognet Corp. (1999
                                                     to 2002).

Richard Morris       Secretary*,   Officer           Deputy General Counsel of                36        None.
  (1967)             Chief         since 2005        WisdomTree Investments, Inc.
                     Legal                           (since 2005); Senior Counsel at
                     Officer*                        Barclays Global Investors, N.A.
                                                     (2002 to 2005); Counsel at
                                                     Barclays Global Investors, N.A.
                                                     (2000 to 2001).
--------------------------------------------------------------------------------------------------------------------------------

*     Elected by and serves at the pleasure of the Board of Trustees.


78   WisdomTree Domestic Earnings Funds

Trustee and Officer Information (unaudited) (concluded)

Independent Trustees

                                                                                   Number of
                                                                                Portfolios in
                                                                                    Fund
                             Term of Office                                        Complex                Other
Name                           and Length         Principal Occupation(s)        Overseen by       Directorships Held
(year of birth)   Position   of Time Served       During the Past 5 Years          Trustee       by Trustee and Officer
---------------   --------   --------------   -------------------------------   -------------   -----------------------
Gregory Barton    Trustee    Trustee          Executive Vice President of             36        None.
  (1961)*                    since 2006       Licensing and Legal Affairs,
                                              General Counsel and Secretary
                                              of Ziff Davis Media Inc. (since
                                              2003); Executive Vice President
                                              of Legal Affairs, General Coun-
                                              sel and Secretary of Ziff Davis
                                              Media Inc. (2002 to 2003);
                                              President (2001 to 2002), Chief
                                              Financial Officer (2000 to
                                              2002), Vice President of
                                              Business Development (1999 to
                                              2001) and General Counsel and
                                              Secretary (1998 to 2002) of
                                              WisdomTree Investments, Inc.
                                              (formerly, Index Development
                                              Partners, Inc.).

Toni Massaro      Trustee    Trustee          Dean at University of Arizona           36        None.
  (1955)**                   since 2006       James E. Rogers College of
                                              Law (since 1999); Professor at
                                              University of Arizona James E.
                                              Rogers College of Law (since
                                              1990).

Victor Ugolyn     Trustee,   Trustee          Private investor (since 2005);          36        Trustee on Board of
  (1947)          Chairman   since 2006       President and Chief Executive                     Trustees of Naismith
                  of the                      Officer of William D. Witter,                     Memorial Basketball
                  Board of                    Inc. (2005 to August 2006);                       Hall of Fame; Member
                  Trustees                    Consultant to AXA Enterprise in                   of the Board of Direc-
                                              2004; Chairman, President and                     tors of William D.
                                              Chief Executive Officer of                        Witter, Inc.; Member of
                                              Enterprise Capital Management                     the Board of Overseers
                                              (subsidiary of The MONY                           of the Hoover Institu-
                                              Group, Inc.) and Enterprise                       tion at Stanford
                                              Group of Funds, Chairman of                       University.
                                              MONY Securities Corp., and
                                              Chairman of the Fund Board of
                                              Enterprise Group of Funds
                                              (1991 to 2004).
-----------------------------------------------------------------------------------------------------------------------

*     Chairman of the Audit Committee.

**    Chairman of the Nominating Committee.


                                         WisdomTree Domestic Earnings Funds   79

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds fiscal year ended March 31, 2007, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2008.

The following represents the percentage of dividends that qualify for the 70% dividends received deduction for corporate shareholders:

================================================================================
                                                              Dividends-Received
Fund                                                              Deduction
--------------------------------------------------------------------------------
Total Earnings Fund                                                 100.00%
--------------------------------------------------------------------------------
Earnings 500 Fund                                                   100.00
--------------------------------------------------------------------------------
MidCap Earnings Fund                                                100.00
--------------------------------------------------------------------------------
SmallCap Earnings Fund                                              100.00
--------------------------------------------------------------------------------
Earnings Top 100 Fund                                               100.00
--------------------------------------------------------------------------------
Low P/E Fund                                                        100.00
--------------------------------------------------------------------------------


80   WisdomTree Domestic Earnings Funds

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to each Fund's portfolio securities, and information on how the Trust voted proxies during the period ended June 30, 2006, is available without charge, upon request, (i) by calling 1-866-909-WISE; (ii) on the Trust's website at www.wisdomtree.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and are available by calling the Trust at 1-866-909-WISE. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

Information about each Fund's portfolio holdings is available daily at www.wisdomtree.com.


                                         WisdomTree Domestic Earnings Funds   81

The WisdomTree Trust

Investment Adviser
WisdomTree Asset Management, Inc.
48 Wall Street, Suite 1100
New York, NY 10005

Investment Sub-Adviser
BNY Investment Advisors
1633 Broadway
New York, NY 10019

Administrator, Custodian & Transfer Agent
The Bank of New York
101 Barclay Street
New York, NY 10286

Distributor
ALPS Distributors, Inc.
1625 Broadway
Denver, CO 80202

Independent Registered Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

Legal Counsel
Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols:

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund (DTD)

WisdomTree High-Yielding Equity Fund (DHS)

WisdomTree Large Cap Dividend Fund (DLN)

WisdomTree Dividend Top 100 Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)


WisdomTree International Dividend Funds

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA High-Yielding Equity Fund (DTH)

WisdomTree Europe Total Dividend Fund (DEB)

WisdomTree Europe High-Yielding Equity Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Total Dividend Fund (DXJ)

WisdomTree Japan High-Yielding Equity Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Pacific ex-Japan Total Dividend Fund (DND)

WisdomTree Pacific ex-Japan High-Yielding Equity Fund (DNH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend Top 100 Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)


WisdomTree International Dividend Sector Funds

WisdomTree International Basic Material Sector Fund (DBN)

WisdomTree International Communications Sector Fund (DGG)

WisdomTree International Consumer Cyclical Sector Fund (DPC)

WisdomTree International Consumer Non-Cyclical Sector Fund (DPN)

WisdomTree International Energy Sector Fund (DKA)

WisdomTree International Financial Sector Fund (DRF)

WisdomTree International Health Care Sector Fund (DBR)

WisdomTree International Industrial Sector Fund (DDI)

WisdomTree International Technology Sector Fund (DBT)

WisdomTree International Utilities Sector Fund (DBU)


WisdomTree Domestic Earnings Funds

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree Earnings Top 100 Fund (EEZ)

WisdomTree Low P/E Fund (EZY)

The WisdomTree Funds are exchange traded funds ("ETFs") registered with the United States Securities and Exchange Commission ("SEC") as series of WisdomTree Trust ("Trust"). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the WisdomTree Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds' distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, or delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the funds carefully before investing. A prospectus, containing this and other information, is available at wisdomtree.com, or by calling 1-866-909-WISE
(9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you can not invest directly in an index.

In addition to the normal risks associated with investing, foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Funds focusing on a single country, sector, and/or funds that emphasize investments in smaller companies may experience greater price volatility. Transactions in fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the funds only in large amounts of 50,000 shares or more.

This is not part of the Annual Report

[LOGO] WISDOMTREE(SM)

48 Wall Street, Suite 1100
New York, NY 10005
1.866.900.WISE (9473)
www.wisdomtree.com

WisdomTree Domestic Earnings ETFs

WisdomTree Total Earnings Fund

WisdomTree Earnings 500 Fund

WisdomTree MidCap Earnings Fund

WisdomTree SmallCap Earnings Fund

WisdomTree Earnings Top 100 Fund

WisdomTree Low P/E Fund

This report when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current Fund Prospectus.

WisdomTree Fund shares are distributed by ALPS Distributors, Inc.

[LOGO] WISDOMTREE
--------------------------------------------------------------------------------

WisdomTree Trust
International Dividend Funds

WisdomTree DEFA Fund

WisdomTree DEFA High-Yielding Equity Fund

WisdomTree Europe Total Dividend Fund

WisdomTree Europe High-Yielding Equity Fund

WisdomTree Europe SmallCap Dividend Fund

WisdomTree Japan Total Dividend Fund

WisdomTree Japan High-Yielding Equity Fund

WisdomTree Japan SmallCap Dividend Fund

WisdomTree Pacific ex-Japan Total Dividend Fund

WisdomTree Pacific ex-Japan High-Yielding Equity Fund

WisdomTree International LargeCap Dividend Fund

WisdomTree International Dividend Top 100SM Fund

WisdomTree International MidCap Dividend Fund

WisdomTree International SmallCap Dividend Fund

Annual Report

For the period June 16, 2006 (commencement of investment operations) through March 31, 2007

Table of Contents
--------------------------------------------------------------------------------

          Letter to Shareholders .........................................     1

          Management's Discussion of Funds' Performance ..................     2

          Performance Summaries ..........................................     4

          Shareholder Expense Examples ...................................    32

          Schedules of Investments

            WisdomTree DEFA Fund .........................................    34

            WisdomTree DEFA High-Yielding Equity Fund ....................    41

            WisdomTree Europe Total Dividend Fund ........................    46

            WisdomTree Europe High-Yielding Equity Fund ..................    50

            WisdomTree Europe SmallCap Dividend Fund .....................    53

            WisdomTree Japan Total Dividend Fund .........................    57

            WisdomTree Japan High-Yielding Equity Fund ...................    62

            WisdomTree Japan SmallCap Dividend Fund ......................    66

            WisdomTree Pacific ex-Japan Total Dividend Fund ..............    72

            WisdomTree Pacific ex-Japan High-Yielding Equity Fund ........    75

            WisdomTree International LargeCap Dividend Fund ..............    77

            WisdomTree International Dividend Top 100 Fund ...............    81

            WisdomTree International MidCap Dividend Fund ................    83

            WisdomTree International SmallCap Dividend Fund ..............    88

          Statements of Assets and Liabilities ...........................    94

          Statements of Operations .......................................    97

          Statements of Changes in Net Assets ............................   100

          Financial Highlights ...........................................   103

          Notes to the Financial Statements ..............................   110

          Report of Independent Registered Public Accounting Firm ........   119

          Approval of Investment Advisory and Sub-Advisory Agreement
            (unaudited) ..................................................   120

          Frequency Distribution of Discounts & Premiums (unaudited) .....   121

          Trustees and Officers Information (unaudited) ..................   124

          Supplemental Information (unaudited) ...........................   126

          General Information (unaudited) ................................   128

"WisdomTree", "WisdomTree Investments" and "Dividend Top 100" are service marks of WisdomTree Investments, Inc. and are licensed for use by the Trust.

                      [This page intentionally left blank.]

Letter to Shareholders

Dear Shareholders:

It is a pleasure to report to you highlights for the funds of the WisdomTree Trust for the fiscal year ended March 31, 2007. The Trust's initial year of operations was marked by several milestones and industry firsts.

In less than a year, WisdomTree launched 36 exchange traded funds (ETFs) and quickly established itself as a market leader, with the broadest menu of fundamentally weighted ETFs issued in the U.S. WisdomTree believes that fundamentally weighted index funds, where initial index weights are anchored to a measure of fundamental value, such as earnings or dividends, have the potential to overcome what WisdomTree believes is an inherent flaw of market capitalization-weighted index funds: their tendency to overweight overvalued stocks, overvalued sectors and overvalued regions of the world. The historic launch of 20 ETFs on a single day in June of 2006 was a testament to WisdomTree's conviction in this idea. The June listing gave U.S. investors the opportunity, for the first time, to invest in dividend-weighted portfolios throughout the developed world. WisdomTree's international small cap and international high-yielding offerings were the first of their kind. In October of 2006, WisdomTree pioneered another industry first by launching ten pure international sector ETFs. These are derived from the WisdomTree DEFA Index, which measures the performance of dividend-paying companies in the developed world outside the U.S. and Canada. In February of 2007, WisdomTree unveiled six new domestic earnings-based ETFs to complement its existing domestic dividend family. Although weighting indexes by fundamental factors is not a new concept, it was commercialized nearly two decades ago, WisdomTree's application of the idea in the ETF format broke new ground. By March 31, 2007, assets under management in the WisdomTree Trust stood at approximately $3 billion, up from $1.5 billion at the end of 2006. Moreover, in the first quarter of 2007, WisdomTree took in approximately 13% of the net inflows into the U.S. ETF industry, according to an April 2007 Morgan Stanley report.

Just as our products have found quick acceptance in the market, WisdomTree's unique perspective is also changing the way advisors, fiduciaries and self-directed investors view indexing. WisdomTree is engaged in a pivotal debate that could redefine the direction of equity index investing, a debate which pivots on a key question: do fundamentally weighted index funds better serve investors than market capitalization-weighted index funds? In the years to come, fund performance data included in these reports will provide some of the real-time results necessary to help resolve this debate.

In the interim, WisdomTree is committed to leading the fundamentally weighted index category, giving equity investors a fundamental choice in every major region where they currently use a market capitalization-weighted index fund. We have resolved to do so through competitively priced ETFs designed to provide the transparency, liquidity and tax advantages that have made exchange traded funds so popular.

Although launching any new enterprise is never easy, our work has been aided by the conviction that we are serving investors and by the confidence you have shown in us. Thank you for your continued support.



Best Regards,


/s/ Jonathan Steinberg

Jonathan Steinberg
President, WisdomTree Trust
CEO, WisdomTree Asset Management, Inc.

The sources, opinions and forecasts expressed are as of March 31, 2007 and may not actually come to pass. This information is subject to change at any time based on market and other conditions and should not be construed as a recommendation of any specific security.


                                     WisdomTree International Dividend Funds   1

Management's Discussion of Funds' Performance

Solid economic growth, low inflation, strong profit gains, combined with high levels of merger and acquisition activity and abundant liquidity, fueled financial markets around the globe in the fiscal year ended March 31, 2007. Since the inception of the WisdomTree Funds, Europe showed surprisingly healthy growth, with Germany leading the way. Japan also showed renewed vigor, breaking out of a prolonged period of sub-par economic performance. Economic growth in many regions accelerated even as the pace of expansion in the U.S. slowed. As a result, inflows into internationally-based funds have continued to grow as U.S. investors looked for increased exposure to overseas markets. Moreover, continued weakness in the dollar has reinforced the appeal of investing abroad among dollar-based investors.

WisdomTree's broad-based international ETFs benefited from this environment, with many of the WisdomTree Funds generating solid, double-digit returns since their inception. For example, in the fiscal year that ended March 31, 2007, the WisdomTree DEFA Fund (DWM), a broad-based ETF consisting of dividend-paying companies outside the United States and Canada, returned 28.94% since the inception of the fund on June 16, 2006. This was 3.5 percentage points higher than the total return generated over the same time period by the MSCI EAFE Index*, a market capitalization-weighted index that measures the performance of stocks in the developed world outside of the U.S. and Canada. The performance of WisdomTree's broad-based international ETFs was aided by appreciation in the British pound, the Australian dollar and the euro, all of which increased in value relative to the U.S. dollar for the period ended March 31, 2007.

In all, 11 of the first 14 international funds introduced by WisdomTree in June of 2006 outperformed their comparable market capitalization-weighted benchmark through the fiscal year ended March 31, 2007. The best performing region of the developed world for this period was the Pacific Region, excluding Japan. In this part of the world, WisdomTree's Pacific ex-Japan Total Dividend Fund (DND) returned 36.80% from inception of the Fund through March 31, 2007, approximately
2.7 percentage points higher than the total return generated by the capitalization-weighted MSCI Pacific ex-Japan Index over the same period*. International small-cap stocks exhibited the highest returns for any size segment of the industrialized world. The WisdomTree International SmallCap Dividend Fund (DLS) returned 35.21% since inception, outpacing the MSCI EAFE SmallCap Index by more than 11 percentage points for the period ended March 31, 2007*.

The WisdomTree Europe SmallCap Dividend Fund recorded the best absolute performance, returning 40.14% since inception, 2.6 percentage points higher than the MSCI Europe SmallCap Index over the same time period. The lowest returns for the period occurred in the small company segment of the Japanese stock market. WisdomTree's Japan SmallCap Dividend Fund (JSC) returned 3.34% since inception through March 31, 2007, approximately 4 percentage points higher than the MSCI Japan SmallCap Index for the same period. Although WisdomTree's Europe Total Dividend Fund (DEB) and Europe High-Yielding Equity Fund (DEW) both generated returns that exceeded 27% since inception, both ETFs lagged their comparable MSCI benchmarks for the period, by 1.2 percentage points and 1.5 percentage points, respectively. This marked the worst relative performance for any of WisdomTree's non-sector international funds for the period that ended March 31, 2007.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as started on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results.

Fund returns are shown at NAV. Please see Performance Summaries on the subsequent pages for more complete performance information.


2   WisdomTree International Dividend Funds

Management's Discussion of Funds' Performance (concluded)

Fund performance assumes reinvestment of dividends and capital gain distributions. An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses. In comparison, the Funds' performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month end performance information visit www.wisdomtree.com.

The MSCI EAFE Index is a market capitalization-weighted index composed of companies representative of the developed market structure of 21 developed countries in Europe, Australasia and Japan; the MSCI EAFE Value Index measures the performance of value stocks in the MSCI EAFE Index; the MSCI EAFE Small Cap Index measures the performance of small cap stocks in the MSCI EAFE Index; the MSCI Europe Index is a subset of the MSCI EAFE Index and represents the performance of Western Europe, developed market equity performance; the MSCI Europe Small Cap Index measures the performance of small cap stocks in the MSCI Europe Index; the MSCI Europe Value Index measures the performance of value stocks within the MSCI Europe Index; the MSCI Japan Index is a market capitalization-weighted index that measures the performance of the Japanese equity markets; the MSCI Japan Value Index measures the performance of value stocks in the MSCI Japan Index; the MSCI Japan Small Cap Index measures the performance of small cap stocks in the MSCI Japan Index; the MSCI Pacific ex-Japan Index is a market capitalization-weighted index that measures the performance of stocks in Australia, Hong Kong, Singapore, and New Zealand; the MSCI Pacific ex-Japan Value Index measures the performance of value stocks in the MSCI Pacific ex-Japan Index. Performance information for the MSCI indexes assumes the reinvestment of net dividends and excludes management fees, transaction costs and expenses. You cannot invest directly in an index.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI's express written consent.

* Performance information for the MSCI EAFE Indexes assumes the reinvestment of net dividends and excludes management fees, transaction costs and expenses. You cannot invest directly in an index.


                                     WisdomTree International Dividend Funds   3

Performance Summary

WisdomTree DEFA Fund

WisdomTree Dividend Index of Europe, Far East Asia and Australasia (DEFA) Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Dividend Index of Europe, Far East Asia and Australasia Index (WisdomTree DEFA Index).

The WisdomTree DEFA Fund (DWM) returned 28.94% at NAV, since its inception on 6/16/2006 (for more complete performance information, please see below). Financials contributed most significantly to this performance; the sector comprised on average 33.79% of the Fund and returned 29.76% over the period. DaimlerChrysler AG was the top contributor to performance for the period. Information Technology was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions.

Performance as of 3/31/07
================================================================================
                                       Cumulative Total Return
--------------------------------------------------------------------------------
                                                          WisdomTree   MSCI EAFE
                         Net Asset Value   Market Price   DEFA Index     Index
--------------------------------------------------------------------------------
Since Inception(1)             28.94%          29.65%        30.08%      25.42%
--------------------------------------------------------------------------------
(1) Total returns are calculated based on the commencement of trading on the NYSE, June 16, 2006.

Comparison of Change in Value of a $10,000 Investment

Based on Net Asset Value as of 3/31/07

   [The following table was depicted as a line chart in the printed material.]

    Date     WisdomTree DEFA Fund   MSCI EAFE Index
---------------------------------------------------
 6/16/2006          $10,000              $10,000
 6/30/2006          $10,487              $10,507
 7/31/2006          $10,651              $10,611
 8/31/2006          $10,949              $10,903
 9/30/2006          $11,035              $10,920
10/31/2006          $11,554              $11,345
11/30/2006          $11,944              $11,684
12/31/2006          $12,368              $12,051
 1/31/2007          $12,436              $12,132
 2/28/2007          $12,484              $12,230
 3/31/2007          $12,894              $12,542

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

4  WisdomTree International Dividend Funds

Performance Summary (concluded)

WisdomTree DEFA Fund

Top Ten Holdings(2) as of 3/31/07
================================================================================
                                                                        % of Net
Description                                     Shares   Market Value    Assets
--------------------------------------------------------------------------------
HSBC Holdings PLC                              145,488     $2,538,214     2.0%
--------------------------------------------------------------------------------
Eni SpA                                         67,552      2,190,496     1.7%
--------------------------------------------------------------------------------
France Telecom S.A.                             82,915      2,182,060     1.7%
--------------------------------------------------------------------------------
BP PLC                                         199,116      2,155,758     1.7%
--------------------------------------------------------------------------------
TOTAL S.A.                                      28,893      2,017,275     1.6%
--------------------------------------------------------------------------------
Vodafone Group PLC                             681,567      1,811,352     1.4%
--------------------------------------------------------------------------------
DaimlerChrysler AG                              19,194      1,568,776     1.2%
--------------------------------------------------------------------------------
China Mobile Ltd.                              172,124      1,565,014     1.2%
--------------------------------------------------------------------------------
GlaxoSmithKline PLC                             52,305      1,433,159     1.1%
--------------------------------------------------------------------------------
Royal Bank of Scotland Group (The) PLC          34,873      1,357,020     1.1%
--------------------------------------------------------------------------------

(2) The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

Sector Breakdown*

% of the Fund's Net Assets as of 3/31/07+

   [The following table was depicted as a pie chart in the printed material.]
--------------------------------------------------------------------------------
Financial                                                                  32.0%
Consumer Non-Cyclical                                                      13.4%
Communications                                                             13.1%
Energy                                                                      8.7%
Consumer Cyclical                                                           8.6%
Industrial                                                                  8.0%
Utilities                                                                   8.0%
Basic Materials                                                             5.8%
Other                                                                       2.4%
--------------------------------------------------------------------------------
*    A sector may comprise several industries.

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.


                                     WisdomTree International Dividend Funds   5

Performance Summary

WisdomTree DEFA High-Yielding Equity Fund

WisdomTree DEFA High-Yielding Equity Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree DEFA High-Yielding Equity Index.

The WisdomTree DEFA High-Yielding Equity Fund (DTH) returned 28.41% at NAV, since its inception on 6/16/2006 (for more complete performance information, please see below). Financials contributed most significantly to this performance; the sector comprised on average 42.95% of the Fund and returned 29.97% over the period. ABN AMRO Holdings N.V. was the top contributor to performance for the period. Information Technology was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions.

Performance as of 3/31/07
================================================================================
                                        Cumulative Total Return
--------------------------------------------------------------------------------
                                                        WisdomTree
                                                           DEFA       MSCI EAFE
                                                      High-Yielding     Value
                     Net Asset Value   Market Price    Equity Index     Index
--------------------------------------------------------------------------------
Since Inception(1)        28.41%           29.06%         30.78%        26.94%
--------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the NYSE, June 16, 2006.

Comparison of Change in Value of a $10,000 Investment

Based on Net Asset Value as of 3/31/07

   [The following table was depicted as a line chart in the printed material.]

                  WisdomTree DEFA          MSCI EAFE
   Date      High-Yielding Equity Fund   Value Index
----------------------------------------------------
 6/16/2006             $10,000             $10,000
 6/30/2006             $10,436             $10,473
 7/31/2006             $10,629             $10,632
 8/31/2006             $10,942             $10,959
 9/30/2006             $11,049             $11,052
10/31/2006             $11,613             $11,533
11/30/2006             $11,999             $11,886
12/31/2006             $12,425             $12,299
 1/31/2007             $12,431             $12,367
 2/28/2007             $12,409             $12,471
 3/31/2007             $12,841             $12,694

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


6  WisdomTree International Dividend Funds

Performance Summary (concluded)

WisdomTree DEFA High-Yielding Equity Fund

Top Ten Holdings(2) as of 3/31/07
================================================================================
                                                                        % of Net
Description                                    Shares    Market Value    Assets
--------------------------------------------------------------------------------
HSBC Holdings PLC                              344,192     $6,004,845     3.3%
--------------------------------------------------------------------------------
Eni SpA                                        165,539      5,367,902     2.9%
--------------------------------------------------------------------------------
BP PLC                                         468,823      5,075,783     2.8%
--------------------------------------------------------------------------------
TOTAL S.A.                                      70,417      4,916,433     2.7%
--------------------------------------------------------------------------------
France Telecom S.A.                            172,566      4,541,393     2.5%
--------------------------------------------------------------------------------
Vodafone Group PLC                           1,668,131      4,433,274     2.4%
--------------------------------------------------------------------------------
GlaxoSmithKline PLC                            123,667      3,388,483     1.8%
--------------------------------------------------------------------------------
Royal Bank of Scotland Group (The) PLC          82,472      3,209,249     1.7%
--------------------------------------------------------------------------------
Royal Dutch Shell PLC Class A                   92,783      3,075,352     1.7%
--------------------------------------------------------------------------------
Lloyds TSB Group PLC                           278,738      3,061,535     1.7%
--------------------------------------------------------------------------------
(2) The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

Sector Breakdown*

% of the Fund's Net Assets as of 3/31/07+

   [The following table was depicted as a pie chart in the printed material.]
--------------------------------------------------------------------------------
Financial                                                                  41.6%
Communications                                                             15.1%
Energy                                                                     10.4%
Utilities                                                                  10.1%
Consumer Non-Cyclical                                                       8.4%
Consumer Cyclical                                                           5.5%
Industrial                                                                  5.1%
Basic Materials                                                             2.4%
Other                                                                       1.4%
--------------------------------------------------------------------------------
*     A sector may comprise several industries.

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.


                                     WisdomTree International Dividend Funds   7

Performance Summary

WisdomTree Europe Total Dividend Fund

WisdomTree Europe Total Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Europe Dividend Index.

The WisdomTree Europe Total Dividend Fund (DEB) returned 27.84% at NAV, since its inception on 6/16/2006 (for more complete performance information, please see below). Financials contributed most significantly to this performance; the sector comprised on average 33.96% of the Fund and returned 28.71% over the period. ABN AMRO Holdings N.V. was the top contributor to performance for the period. Information Technology was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions.

Performance as of 3/31/07
================================================================================
                                          Cumulative Total Return
--------------------------------------------------------------------------------
                                                           WisdomTree      MSCI
                                                             Europe       Europe
                        Net Asset Value   Market Price   Dividend Index    Index
--------------------------------------------------------------------------------
Since Inception(1)           27.84%          27.80%          31.61%       29.06%
--------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the NYSE, June 16, 2006.

Comparison of Change in Value of a $10,000 Investment

Based on Net Asset Value as of 3/31/07

   [The following table was depicted as a line chart in the printed material.]

   Date      WisdomTree Europe Dividend Fund   MSCI Europe Index
----------------------------------------------------------------
 6/16/2006               $10,000                     $10,000
 6/30/2006               $10,525                     $10,554
 7/31/2006               $10,695                     $10,715
 8/31/2006               $10,997                     $11,053
 9/30/2006               $11,105                     $11,148
10/31/2006               $11,610                     $11,626
11/30/2006               $11,992                     $12,039
12/31/2006               $12,382                     $12,426
 1/31/2007               $12,439                     $12,499
 2/28/2007               $12,386                     $12,454
 3/31/2007               $12,784                     $12,906

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


8   WisdomTree International Dividend Funds

Performance Summary (concluded)

WisdomTree Europe Total Dividend Fund

Top Ten Holdings(2) as of 3/31/07
================================================================================
                                                                        % of Net
Description                                     Shares   Market Value    Assets
--------------------------------------------------------------------------------
HSBC Holdings PLC                               56,109     $978,889       2.6%
--------------------------------------------------------------------------------
Eni SpA                                         28,812      934,281       2.4%
--------------------------------------------------------------------------------
TOTAL S.A.                                      11,677      815,274       2.1%
--------------------------------------------------------------------------------
Vodafone Group PLC                             261,316      694,480       1.8%
--------------------------------------------------------------------------------
France Telecom S.A.                             25,846      680,185       1.8%
--------------------------------------------------------------------------------
Royal Dutch Shell PLC Class A                   19,748      654,560       1.7%
--------------------------------------------------------------------------------
GlaxoSmithKline PLC                             23,734      650,314       1.7%
--------------------------------------------------------------------------------
Lloyds TSB Group PLC                            54,606      599,768       1.6%
--------------------------------------------------------------------------------
Royal Bank of Scotland Group (The) PLC          13,714      533,655       1.4%
--------------------------------------------------------------------------------
Barclays PLC                                    33,318      471,161       1.2%
--------------------------------------------------------------------------------
(2) The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

Sector Breakdown*

% of the Fund's Net Assets as of 3/31/07+

   [The following table was depicted as a pie chart in the printed material.]
--------------------------------------------------------------------------------
Financial                                                                  31.8%
Consumer Non-Cyclical                                                      15.2%
Communications                                                             13.2%
Energy                                                                      9.5%
Utilities                                                                   8.4%
Industrial                                                                  7.6%
Consumer Cyclical                                                           6.8%
Basic Materials                                                             5.2%
Other                                                                       2.3%
--------------------------------------------------------------------------------
*    A sector may comprise several industries.

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.


                                     WisdomTree International Dividend Funds   9

Performance Summary

WisdomTree Europe High-Yielding Equity Fund

WisdomTree Europe High-Yielding Equity Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Europe High-Yielding Equity Index.

The WisdomTree Europe High-Yielding Equity Fund (DEW) returned 27.39% at NAV, since its inception on 6/16/2006 (for more complete performance information, please see below). Financials contributed most significantly to this performance; the sector comprised on average 42.63% of the Fund and returned 27.48% over the period. ABN AMRO Holdings N.V. was the top contributor to performance for the period. Health Care was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions.

Performance as of 3/31/07
================================================================================
                                             Cumulative Total Return
--------------------------------------------------------------------------------
                                                      WisdomTree
                                                        Europe
                                Net Asset   Market   High-Yielding   MSCI Europe
                                  Value      Price    Equity Index   Value Index
--------------------------------------------------------------------------------
Since Inception(1)                27.39%    27.07%       28.97%         28.90%
--------------------------------------------------------------------------------
(1) Total returns are calculated based on the commencement of trading on the NYSE, June 16, 2006.

Comparison of Change in Value of a $10,000 Investment

Based on Net Asset Value as of 3/31/07

   [The following table was depicted as a line chart in the printed material.]

----------------------------------------------------
                 WisdomTree Europe       MSCI Europe
   Date      High-Yielding Equity Fund   Value Index
----------------------------------------------------
 6/16/2006            $10,000              $10,000
 6/30/2006            $10,444              $10,514
 7/31/2006            $10,650              $10,727
 8/31/2006            $10,917              $11,092
 9/30/2006            $11,120              $11,291
10/31/2006            $11,662              $11,834
11/30/2006            $12,025              $12,227
12/31/2006            $12,426              $12,614
 1/31/2007            $12,453              $12,647
 2/28/2007            $12,364              $12,565
 3/31/2007            $12,739              $12,890

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


10   WisdomTree International Dividend Funds

Performance Summary (concluded)

WisdomTree Europe High-Yielding Equity Fund

Top Ten Holdings(2) as of 3/31/07
================================================================================
                                                                        % of Net
Description                                     Shares   Market Value    Assets
--------------------------------------------------------------------------------
HSBC Holdings PLC                              157,751    $2,752,157      5.4%
--------------------------------------------------------------------------------
Eni SpA                                         82,418     2,672,553      5.3%
--------------------------------------------------------------------------------
Vodafone Group PLC                             745,007     1,979,951      3.9%
--------------------------------------------------------------------------------
Royal Dutch Shell PLC Class A                   55,250     1,831,297      3.6%
--------------------------------------------------------------------------------
France Telecom S.A.                             63,143     1,661,723      3.3%
--------------------------------------------------------------------------------
Lloyds TSB Group PLC                           137,919     1,514,842      3.0%
--------------------------------------------------------------------------------
Royal Bank of Scotland Group (The) PLC          34,192     1,330,519      2.6%
--------------------------------------------------------------------------------
Barclays PLC                                    84,682     1,197,516      2.4%
--------------------------------------------------------------------------------
Banco Santander Central Hispano, S.A.           64,764     1,151,774      2.3%
--------------------------------------------------------------------------------
Deutsche Telekom AG                             69,595     1,146,900      2.3%
--------------------------------------------------------------------------------
(2) The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

Sector Breakdown*

% of the Fund's Net Assets as of 3/31/07+

   [The following table was depicted as a pie chart in the printed material.]
--------------------------------------------------------------------------------
Financial                                                                  40.6%
Communications                                                             18.5%
Utilities                                                                  10.3%
Energy                                                                      8.9%
Consumer Non-Cyclical                                                       8.1%
Industrial                                                                  5.6%
Consumer Cyclical                                                           5.5%
Other                                                                       2.5%
--------------------------------------------------------------------------------
*     A sector may comprise several industries.

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.


                                    WisdomTree International Dividend Funds   11

Performance Summary

WisdomTree Europe SmallCap Dividend Fund

WisdomTree Europe SmallCap Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Europe SmallCap Dividend Index.

The WisdomTree Europe SmallCap Dividend Fund (DFE) returned 40.14% at NAV, since its inception on 6/16/2006 (for more complete performance information, please see below). Industrials contributed most significantly to this performance; the sector comprised on average 25.36% of the Fund and returned 48.13% over the period. Cie Maritime Marfret was the top contributor to performance for the period. Utilities was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions.

Performance as of 3/31/07
================================================================================
                                          Cumulative Total Return
--------------------------------------------------------------------------------
                                                  WisdomTree
                                                    Europe
                           Net Asset   Market      SmallCap        MSCI Europe
                             Value      Price   Dividend Index   Small Cap Index
--------------------------------------------------------------------------------
Since Inception(1)           40.14%    39.17%       40.39%            37.52%
--------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the NYSE, June 16, 2006.

Comparison of Change in Value of a $10,000 Investment

Based on Net Asset Value as of 3/31/07

                WisdomTree Europe       MSCI Europe
   Date      SmallCap Dividend Fund   SmallCap Index
----------------------------------------------------
 6/16/2006           $10,000              $10,000
 6/30/2006           $10,424              $10,476
 7/31/2006           $10,510              $10,373
 8/31/2006           $10,821              $10,660
 9/30/2006           $11,037              $10,841
10/31/2006           $11,642              $11,435
11/30/2006           $12,382              $12,215
12/31/2006           $13,005              $12,790
 1/31/2007           $13,219              $13,053
 2/28/2007           $13,347              $13,105
 3/31/2007           $14,014              $13,752

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


12   WisdomTree International Dividend Funds

Performance Summary (concluded)

WisdomTree Europe SmallCap Dividend Fund

Top Ten Holdings(2) as of 3/31/07
================================================================================
Description                              Shares   Market Value   % of Net Assets
--------------------------------------------------------------------------------
Compagnie Maritime Belge S.A.            61,844    $4,091,485          2.8%
--------------------------------------------------------------------------------
A/S Dampskibsselskabet TORM              39,660     2,738,422          1.9%
--------------------------------------------------------------------------------
Brit Insurance Holdings PLC             319,178     2,018,912          1.4%
--------------------------------------------------------------------------------
Fabege AB                                72,526     1,814,158          1.2%
--------------------------------------------------------------------------------
Euronav N.V.                             52,312     1,754,109          1.2%
--------------------------------------------------------------------------------
Northern Foods PLC                      645,685     1,567,186          1.1%
--------------------------------------------------------------------------------
Acta Holding ASA                        280,728     1,554,464          1.1%
--------------------------------------------------------------------------------
Kungsleden Fastighets AB                 86,354     1,544,651          1.0%
--------------------------------------------------------------------------------
Jardine Lloyd Thompson Group PLC        166,434     1,436,315          1.0%
--------------------------------------------------------------------------------
DS Smith PLC                            311,070     1,365,138          0.9%
--------------------------------------------------------------------------------
(2) The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

Sector Breakdown*

% of the Fund's Net Assets as of 3/31/07+

   [The following table was depicted as a pie chart in the printed material.]
--------------------------------------------------------------------------------
Industrial                                                                 31.3%
Financial                                                                  18.6%
Consumer Non-Cyclical                                                      18.6%
Consumer Cyclical                                                          16.0%
Basic Materials                                                             5.2%
Communications                                                              3.3%
Technology                                                                  3.2%
Other                                                                       3.8%
--------------------------------------------------------------------------------
*     A sector may comprise several industries.

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.


                                    WisdomTree International Dividend Funds   13

Performance Summary

WisdomTree Japan Total Dividend Fund

WisdomTree Japan Total Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Japan Dividend Index.

The WisdomTree Japan Total Dividend Fund (DXJ) returned 13.71% at NAV, since its inception on 6/16/2006 (for more complete performance information, please see below). Industrials contributed most significantly to this performance; the sector comprised on average 16.57% of the Fund and returned 18.61% over the period. Toyota Motor Corp. was the top contributor to performance for the period. Financials was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions.

Performance as of 3/31/07
================================================================================
                                             Cumulative Total Return
--------------------------------------------------------------------------------
                                                       WisdomTree
                               Net Asset   Market         Japan       MSCI Japan
                                 Value      Price    Dividend Index      Index
--------------------------------------------------------------------------------
Since Inception(1)               13.71%    14.31%        14.06%         12.74%
--------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the NYSE, June 16, 2006.

Comparison of Change in Value of a $10,000 Investment

Based on Net Asset Value as of 3/31/07

   [The following table was depicted as a line chart in the printed material.]

               WisdomTree Japan
   Date      Total Dividend Fund   MSCI Japan Index
---------------------------------------------------
 6/16/2006          $10,000             $10,000
 6/30/2006          $10,403             $10,447
 7/31/2006          $10,286             $10,389
 8/31/2006          $10,497             $10,545
 9/30/2006          $10,344             $10,372
10/31/2006          $10,525             $10,553
11/30/2006          $10,646             $10,627
12/31/2006          $10,950             $10,891
 1/31/2007          $11,014             $10,984
 2/28/2007          $11,502             $11,425
 3/31/2007          $11,371             $11,274

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


14 WisdomTree International Dividend Funds

Performance Summary (concluded)

WisdomTree Japan Total Dividend Fund

Top Ten Holdings(2) as of 3/31/07
================================================================================
Description                              Shares   Market Value   % of Net Assets
--------------------------------------------------------------------------------
Toyota Motor Corp.                       60,200    $3,849,332          7.5%
--------------------------------------------------------------------------------
NTT DoCoMo, Inc.                          1,054     1,945,984          3.8%
--------------------------------------------------------------------------------
Tokyo Electric Power Co., Inc. (The)     36,300     1,238,950          2.4%
--------------------------------------------------------------------------------
Nissan Motor Co., Ltd.                  112,100     1,199,087          2.3%
--------------------------------------------------------------------------------
Nippon Telegraph & Telephone Corp.          227     1,197,722          2.3%
--------------------------------------------------------------------------------
Canon Inc.                               22,000     1,179,420          2.3%
--------------------------------------------------------------------------------
Takeda Pharmaceutical Co., Ltd.          15,800     1,034,377          2.0%
--------------------------------------------------------------------------------
Honda Motor Co., Ltd.                    25,400       884,133          1.7%
--------------------------------------------------------------------------------
Mitsubishi UFJ Financial Group, Inc.         74       833,537          1.6%
--------------------------------------------------------------------------------
Nippon Steel Corp.                      108,000       757,350          1.5%
--------------------------------------------------------------------------------
(2) The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

Sector Breakdown*

% of the Fund's Net Assets as of 3/31/07+

   [The following table was depicted as a pie chart in the printed material.]
--------------------------------------------------------------------------------
Consumer Cyclical                                                          26.5%
Industrial                                                                 17.7%
Financial                                                                  11.9%
Consumer Non-Cyclical                                                      11.0%
Utilities                                                                   9.4%
Basic Materials                                                             8.5%
Communications                                                              7.4%
Technology                                                                  5.5%
Energy                                                                      2.1%
--------------------------------------------------------------------------------
*     A sector may comprise several industries.

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.


                                    WisdomTree International Dividend Funds   15

Performance Summary

WisdomTree Japan High-Yielding Equity Fund

WisdomTree Japan High-Yielding Equity Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Japan High-Yielding Equity Index.

The WisdomTree Japan High-Yielding Equity Fund (DNL) returned 19.22% at NAV, since its inception on 6/16/2006 (for more complete performance information, please see below). Utilities contributed most significantly to this performance; the sector comprised on average 17.08% of the Fund and returned 28.17% over the period. Toyota Motor Corp. was the top contributor to performance for the period. Financials was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions.

Performance as of 3/31/07
================================================================================
                                     Cumulative Total Return
-------------------------------------------------------------------------------
                                                      WisdomTree
                                                        Japan
                                                    High-Yielding   MSCI Japan
                   Net Asset Value   Market Price    Equity Index   Value Index
-------------------------------------------------------------------------------
Since Inception(1)       19.22%          20.14%          19.78%        19.51%
-------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the NYSE, June 16, 2006.

Comparison of Change in Value of a $10,000 Investment

Based on Net Asset Value as of 3/31/07

   [The following table was depicted as a line chart in the printed material.]

   Date      WisdomTree Japan High-Yielding Equity Fund   MSCI Japan Value Index
--------------------------------------------------------------------------------
 6/16/2006                      $10,000                         $10,000
 6/30/2006                      $10,357                         $10,425
 7/31/2006                      $10,251                         $10,414
 8/31/2006                      $10,562                         $10,635
 9/30/2006                      $10,413                         $10,477
10/31/2006                      $10,684                         $10,726
11/30/2006                      $10,989                         $10,905
12/31/2006                      $11,498                         $11,332
 1/31/2007                      $11,556                         $11,462
 2/28/2007                      $12,086                         $12,063
 3/31/2007                      $11,922                         $11,951

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


16   WisdomTree International Dividend Funds

Performance Summary (concluded)

WisdomTree Japan High-Yielding Equity Fund

Top Ten Holdings(2) as of 3/31/07
================================================================================
Description                              Shares   Market Value   % of Net Assets
--------------------------------------------------------------------------------
Toyota Motor Corp.                      231,600    $14,809,063        15.6%
--------------------------------------------------------------------------------
NTT DoCoMo, Inc.                          4,104      7,577,151         8.0%
--------------------------------------------------------------------------------
Tokyo Electric Power Co., Inc. (The)    141,800      4,839,755         5.1%
--------------------------------------------------------------------------------
Nissan Motor Co., Ltd.                  447,200      4,783,516         5.0%
--------------------------------------------------------------------------------
Canon Inc.                               85,550      4,586,335         4.8%
--------------------------------------------------------------------------------
Takeda Pharmaceutical Co., Ltd.          61,800      4,045,853         4.3%
--------------------------------------------------------------------------------
Honda Motor Co., Ltd.                    98,400      3,425,145         3.6%
--------------------------------------------------------------------------------
Nippon Steel Corp.                      416,000      2,917,197         3.1%
--------------------------------------------------------------------------------
Chubu Electric Power Co., Inc.           82,300      2,822,910         3.0%
--------------------------------------------------------------------------------
Kansai Electric Power Co., Inc. (The)    94,600      2,716,020         2.9%
--------------------------------------------------------------------------------
(2) The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

Sector Breakdown*

% of the Fund's Net Assets as of 3/31/07+

   [The following table was depicted as a pie chart in the printed material.]
--------------------------------------------------------------------------------
Consumer Cyclical                                                          32.1%
Utilities                                                                  17.9%
Consumer Non-Cyclical                                                      10.7%
Communications                                                              8.1%
Basic Materials                                                             8.1%
Industrial                                                                  7.9%
Technology                                                                  7.2%
Financial                                                                   4.4%
Energy                                                                      3.6%
--------------------------------------------------------------------------------
*     A sector may comprise several industries.

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.


                                    WisdomTree International Dividend Funds   17

Performance Summary

WisdomTree Japan SmallCap Dividend Fund

WisdomTree Japan SmallCap Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Japan SmallCap Dividend Index.

The WisdomTree Japan SmallCap Dividend Fund (DFJ) returned 3.34% at NAV, since its inception on 6/16/2006 (for more complete performance information, please see below). Industrials contributed most significantly to this performance; the sector comprised on average 25.17% of the Fund and returned 6.54% over the period. Pacific Metals Co. was the top contributor to performance for the period. Financials was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions.

Performance as of 3/31/07
================================================================================
                                           Cumulative Total Return
--------------------------------------------------------------------------------
                                                   WisdomTree
                      Net Asset                       Japan         MSCI Japan
                        Value     Market Price   SmallCap Index   SmallCap Index
--------------------------------------------------------------------------------
Since Inception1        3.34%         4.91%           3.96%           -0.65%
--------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the NYSE, June 16, 2006.

Comparison of Change in Value of a $10,000 Investment

Based on Net Asset Value as of 3/31/07

   [The following table was depicted as a line chart in the printed material.]

                 WisdomTree Japan        MSCI Japan
   Date       SmallCap Dividend Fund   SmallCap Index
-----------------------------------------------------
 6/16/2006            $10,000              $10,000
 6/30/2006            $10,207              $10,183
 7/31/2006            $ 9,866              $ 9,510
 8/31/2006            $10,018              $ 9,763
 9/30/2006            $ 9,860              $ 9,549
10/31/2006            $ 9,779              $ 9,488
11/30/2006            $ 9,830              $ 9,408
12/31/2006            $ 9,957              $ 9,463
 1/31/2007            $10,040              $ 9,647
 2/28/2007            $10,441              $10,027
 3/31/2007            $10,334              $ 9,935

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


18   WisdomTree International Dividend Funds

Performance Summary (concluded)

WisdomTree Japan SmallCap Dividend Fund

Top Ten Holdings(2) as of 3/31/07
================================================================================
Description                              Shares   Market Value   % of Net Assets
--------------------------------------------------------------------------------
Yokohama Rubber Co., Ltd. (The)         168,000    $1,030,126           1.0%
--------------------------------------------------------------------------------
TOHO Gas Co., Ltd.                      184,000       944,349           1.0%
--------------------------------------------------------------------------------
Pacific Metals Co., Ltd.                 59,000       821,978           0.8%
--------------------------------------------------------------------------------
Bosch Corp.                             164,000       741,698           0.7%
--------------------------------------------------------------------------------
Sanwa Shutter Corp.                     109,000       677,586           0.7%
--------------------------------------------------------------------------------
Ebara Corp.                             141,000       667,533           0.7%
--------------------------------------------------------------------------------
Minebea Co., Ltd.                       107,000       661,529           0.7%
--------------------------------------------------------------------------------
Mitsumi Electric Co., Ltd.               18,900       624,264           0.6%
--------------------------------------------------------------------------------
Nippon Suisan Kaisha Ltd.                92,200       602,043           0.6%
--------------------------------------------------------------------------------
Toyobo Co., Ltd.                        202,000       600,483           0.6%
--------------------------------------------------------------------------------
(2) The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

Sector Breakdown*

% of the Fund's Net Assets as of 3/31/07+

   [The following table was depicted as a pie chart in the printed material.]
--------------------------------------------------------------------------------
Industrial                                                                 27.8%
Consumer Cyclical                                                          25.2%
Consumer Non-Cyclical                                                      18.4%
Basic Materials                                                            10.7%
Financial                                                                  10.5%
Technology                                                                  3.8%
Other                                                                       3.6%
--------------------------------------------------------------------------------
*     A sector may comprise several industries.

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.


                                    WisdomTree International Dividend Funds   19

Performance Summary

WisdomTree Pacific ex-Japan Total Dividend Fund

WisdomTree Pacific ex-Japan Total Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Pacific ex-Japan Dividend Index.

The WisdomTree Pacific ex-Japan Total Dividend Fund (DND) returned 36.80% at NAV, since its inception on 6/16/2006 (for more complete performance information, please see below). Financials contributed most significantly to this performance; the sector comprised on average 45.46% of the Fund and returned 36.27% over the period. China Mobile Ltd. was the top contributor to performance for the period. Information Technology was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions.

Performance as of 3/31/07
================================================================================
                                                Cumulative Total Return
--------------------------------------------------------------------------------
                                                 WisdomTree
                          Net Asset   Market   Pacific ex-Japan    MSCI Pacific
                            Value      Price    Dividend Index    ex-Japan Index
--------------------------------------------------------------------------------
Since Inception(1)          36.80%    37.90%        37.59%            34.13%
--------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the NYSE, June 16, 2006.

Comparison of Change in Value of a $10,000 Investment

Based on Net Asset Value as of 3/31/07

   [The following table was depicted as a line chart in the printed material.]

             WisdomTree Pacific ex-Japan    MSCI Pacific
   Date          Total Dividend Fund       ex-Japan Index
---------------------------------------------------------
 6/16/2006              $10,000                $10,000
 6/30/2006              $10,288                $10,302
 7/31/2006              $10,499                $10,426
 8/31/2006              $10,827                $10,749
 9/30/2006              $10,847                $10,706
10/31/2006              $11,625                $11,441
11/30/2006              $12,138                $11,976
12/31/2006              $12,714                $12,494
 1/31/2007              $12,844                $12,610
 2/28/2007              $13,038                $12,825
 3/31/2007              $13,680                $13,413

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


20  WisdomTree International Dividend Funds

Performance Summary (concluded)

WisdomTree Pacific ex-Japan Total Dividend Fund

Top Ten Holdings(2) as of 3/31/07
================================================================================
                                                                        % of Net
Description                                     Shares   Market Value    Assets
--------------------------------------------------------------------------------
China Mobile Ltd.                              495,113     $4,501,747     6.1%
--------------------------------------------------------------------------------
Commonwealth Bank of Australia                  98,581      4,002,637     5.4%
--------------------------------------------------------------------------------
National Australia Bank Ltd.                   115,797      3,779,281     5.1%
--------------------------------------------------------------------------------
Telstra Corp. Ltd.                             841,409      3,167,551     4.3%
--------------------------------------------------------------------------------
Australia & New Zealand Banking Group Ltd.     128,072      3,072,848     4.1%
--------------------------------------------------------------------------------
Westpac Banking Corp.                          130,043      2,768,205     3.7%
--------------------------------------------------------------------------------
BHP Billiton Ltd.                               85,814      2,072,120     2.8%
--------------------------------------------------------------------------------
Hang Seng Bank Ltd.                            123,627      1,756,099     2.4%
--------------------------------------------------------------------------------
BOC Hong Kong (Holdings) Ltd.                  573,391      1,389,772     1.9%
--------------------------------------------------------------------------------
Wesfarmers Ltd.                                 41,138      1,254,559     1.7%
--------------------------------------------------------------------------------
(2) The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

Sector Breakdown*

% of the Fund's Net Assets as of 3/31/07+

   [The following table was depicted as a pie chart in the printed material.]
--------------------------------------------------------------------------------
Financial                                                                  42.4%
Communications                                                             17.7%
Industrial                                                                  9.1%
Consumer Cyclical                                                           7.1%
Basic Materials                                                             6.7%
Consumer Non-Cyclical                                                       6.6%
Utilities                                                                   3.4%
Diversified                                                                 3.0%
Other                                                                       4.0%
--------------------------------------------------------------------------------
*     A sector may comprise several industries.

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.


                                    WisdomTree International Dividend Funds   21

Performance Summary

WisdomTree Pacific ex-Japan High-Yielding Equity Fund

WisdomTree Pacific ex-Japan High-Yielding Equity Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Pacific ex-Japan High-Yielding Equity Index.

The WisdomTree Pacific ex-Japan High-Yielding Equity Fund (DNH) returned 38.02% at NAV, since its inception on 6/16/2006 (for more complete performance information, please see below). Financials contributed most significantly to this performance; the sector comprised on average 49.35% of the Fund and returned 35.64% over the period. Telstra Corp. was the top contributor to performance for the period. Health Care was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions.

Performance as of 3/31/07
================================================================================
                                          Cumulative Total Return
--------------------------------------------------------------------------------
                                                    WisdomTree
                                                 Pacific ex-Japan   MSCI Pacific
                            Net Asset   Market     High-Yielding      ex-Japan
                              Value      Price     Equity Index      Value Index
--------------------------------------------------------------------------------
Since Inception(1)            38.02%    38.80%        39.04%           33.42%
--------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the NYSE, June 16, 2006.

Comparison of Change in Value of a $10,000 Investment

Based on Net Asset Value as of 3/31/07

   [The following table was depicted as a line chart in the printed material.]

               WisdomTree Pacific
             ex-Japan High-Yielding       MSCI Pacific
   Date            Equity Fund        ex-Japan Value Index
----------------------------------------------------------
 6/16/2006            $10,000                $10,000
 6/30/2006            $10,184                $10,288
 7/31/2006            $10,390                $10,512
 8/31/2006            $10,757                $10,853
 9/30/2006            $10,755                $10,855
10/31/2006            $11,683                $11,537
11/30/2006            $12,177                $12,094
12/31/2006            $12,678                $12,674
 1/31/2007            $12,775                $12,831
 2/28/2007            $13,044                $12,926
 3/31/2007            $13,802                $13,342

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


22   WisdomTree International Dividend Funds

Performance Summary (concluded)

WisdomTree Pacific ex-Japan High-Yielding Equity Fund

Top Ten Holdings2 as of 3/31/07
================================================================================
                                                                        % of Net
Description                                    Shares    Market Value    Assets
--------------------------------------------------------------------------------
Commonwealth Bank of Australia                 180,480     $7,327,945     8.4%
--------------------------------------------------------------------------------
National Australia Bank Ltd.                   219,577      7,166,363     8.2%
--------------------------------------------------------------------------------
Telstra Corp. Ltd.                           1,884,258      7,093,440     8.1%
--------------------------------------------------------------------------------
Australia & New Zealand Banking Group Ltd.     291,681      6,998,342     8.0%
--------------------------------------------------------------------------------
Westpac Banking Corp.                          299,598      6,377,495     7.3%
--------------------------------------------------------------------------------
Wesfarmers Ltd.                                107,610      3,281,709     3.8%
--------------------------------------------------------------------------------
St.George Bank Ltd.                            115,395      3,265,560     3.7%
--------------------------------------------------------------------------------
Suncorp-Metway Ltd.                            191,013      3,209,644     3.7%
--------------------------------------------------------------------------------
Qantas Airways Ltd.                            660,923      2,803,114     3.2%
--------------------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd.              799,324      2,703,276     3.1%
--------------------------------------------------------------------------------
(2) The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

Sector Breakdown*

% of the Fund's Net Assets as of 3/31/07+

   [The following table was depicted as a pie chart in the printed material.]
--------------------------------------------------------------------------------
Financial                                                                  45.3%
Communications                                                             17.6%
Industrial                                                                 12.0%
Consumer Cyclical                                                          11.1%
Basic Materials                                                             5.2%
Consumer Non-Cyclical                                                       4.6%
Other                                                                       4.2%
--------------------------------------------------------------------------------
*    A sector may comprise several industries.

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.


                                    WisdomTree International Dividend Funds   23

Performance Summary

WisdomTree International LargeCap Dividend Fund

WisdomTree International LargeCap Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International LargeCap Dividend Index.

The WisdomTree International LargeCap Dividend Fund (DOL) returned 26.08% at NAV, since its inception on 6/16/2006 (for more complete performance information, please see below). Financials contributed most significantly to this performance; the sector comprised on average 37.25% of the Fund and returned 27.83% over the period. China Mobile Ltd. was the top contributor to performance for the period. Information Technology was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions.

Performance as of 3/31/07
================================================================================
                                                   Cumulative Total Return
--------------------------------------------------------------------------------
                                                        WisdomTree
                                                      International
                           Net Asset                     LargeCap      MSCI EAFE
                             Value     Market Price   Dividend Index     Index
--------------------------------------------------------------------------------
Since Inception(1)           26.08%       25.94%           28.08%        25.42%
--------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the NYSE, June 16, 2006.

Comparison of Change in Value of a $10,000 Investment

Based on Net Asset Value as of 3/31/07

   [The following table was depicted as a line chart in the printed material.]

             WisdomTree International
   Date       LargeCap Dividend Fund    MSCI EAFE Index
-------------------------------------------------------
 6/16/2006            $10,000               $10,000
 6/30/2006            $10,499               $10,507
 7/31/2006            $10,670               $10,611
 8/31/2006            $10,975               $10,903
 9/30/2006            $11,023               $10,920
10/31/2006            $11,534               $11,345
11/30/2006            $11,877               $11,684
12/31/2006            $12,245               $12,051
 1/31/2007            $12,279               $12,132
 2/28/2007            $12,267               $12,230
 3/31/2007            $12,608               $12,542

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


24  WisdomTree International Dividend Funds

Performance Summary (concluded)

WisdomTree International LargeCap Dividend Fund

Top Ten Holdings(2) as of 3/31/07
================================================================================
Description                              Shares   Market Value   % of Net Assets
--------------------------------------------------------------------------------
HSBC Holdings PLC                       138,707    $2,419,911         2.8%
--------------------------------------------------------------------------------
BP PLC                                  188,917     2,045,339         2.3%
--------------------------------------------------------------------------------
Eni SpA                                  62,151     2,015,359         2.3%
--------------------------------------------------------------------------------
TOTAL S.A.                               28,641     1,999,681         2.3%
--------------------------------------------------------------------------------
Vodafone Group PLC                      553,601     1,471,267         1.7%
--------------------------------------------------------------------------------
France Telecom S.A.                      54,705     1,439,664         1.6%
--------------------------------------------------------------------------------
GlaxoSmithKline PLC                      52,166     1,429,351         1.6%
--------------------------------------------------------------------------------
Royal Bank of Scotland Group (The)
  PLC                                    33,257     1,294,136         1.5%
--------------------------------------------------------------------------------
Royal Dutch Shell PLC Class A            37,387     1,239,216         1.4%
--------------------------------------------------------------------------------
Lloyds TSB Group PLC                    112,319     1,233,662         1.4%
--------------------------------------------------------------------------------
(2) The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

Sector Breakdown*

% of the Fund's Net Assets as of 3/31/07+

   [The following table was depicted as a pie chart in the printed material.]
--------------------------------------------------------------------------------
Financial                                                                  36.5%
Communications                                                             14.5%
Consumer Non-Cyclical                                                      12.8%
Energy                                                                     11.0%
Utilities                                                                   8.5%
Industrial                                                                  5.6%
Consumer Cyclical                                                           5.2%
Basic Materials                                                             4.3%
Other                                                                       1.6%
--------------------------------------------------------------------------------
*     A sector may comprise several industries.

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.


                                    WisdomTree International Dividend Funds   25

Performance Summary

WisdomTree International Dividend Top 100 Fund

WisdomTree International Dividend Top 100 Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Dividend Top 100 Index.

The WisdomTree International Dividend Top 100 Fund (DOO) returned 33.83% at NAV, since its inception on 6/16/2006 (for more complete performance information, please see below). Financials contributed most significantly to this performance; the sector comprised on average 47.72% of the Fund and returned 32.61% over the period. Telstra Corp. was the top contributor to performance for the period. Health Care was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions.

Performance as of 3/31/07
================================================================================
                                          Cumulative Total Return
--------------------------------------------------------------------------------
                                                        WisdomTree
                                                      International
                                                         Dividend     MSCI EAFE
                       Net Asset Value  Market Price  Top 100 Index  Value Index
--------------------------------------------------------------------------------
Since Inception(1)          33.83%         33.79%         35.00%        26.94%
--------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the NYSE, June 16, 2006.

Comparison of Change in Value of a $10,000 Investment

Based on Net Asset Value as of 3/31/07

   [The following table was depicted as a line chart in the printed material.]

             WisdomTree International
   Date        Dividend Top 100 Fund    MSCI EAFE Value Index
-------------------------------------------------------------
 6/16/2006            $10,000                  $10,000
 6/30/2006            $10,456                  $10,473
 7/31/2006            $10,621                  $10,632
 8/31/2006            $11,019                  $10,959
 9/30/2006            $11,224                  $11,052
10/31/2006            $11,810                  $11,533
11/30/2006            $12,266                  $11,886
12/31/2006            $12,801                  $12,299
 1/31/2007            $12,871                  $12,367
 2/28/2007            $12,907                  $12,471
 3/31/2007            $13,383                  $12,694

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


26   WisdomTree International Dividend Funds

Performance Summary (concluded)

WisdomTree International Dividend Top 100 Fund

Top Ten Holdings(2) as of 3/31/07
================================================================================
Description                             Shares    Market Value   % of Net Assets
--------------------------------------------------------------------------------
Telstra Corp. Ltd.                    2,259,493    $8,506,042          3.1%
--------------------------------------------------------------------------------
Banca Intesa SpA                        809,647     6,127,075          2.2%
--------------------------------------------------------------------------------
Scottish Power PLC                      351,389     5,513,573          2.0%
--------------------------------------------------------------------------------
Lloyds TSB Group PLC                    426,223     4,681,445          1.7%
--------------------------------------------------------------------------------
Enel SpA                                438,231     4,672,644          1.7%
--------------------------------------------------------------------------------
St.George Bank Ltd.                     162,774     4,606,337          1.7%
--------------------------------------------------------------------------------
BT Group PLC                            733,665     4,370,883          1.6%
--------------------------------------------------------------------------------
Belgacom S.A.                            96,833     4,285,901          1.5%
--------------------------------------------------------------------------------
AB Volvo Class B                         50,763     4,254,307          1.5%
--------------------------------------------------------------------------------
ABN AMRO Holding N.V.                    97,569     4,184,702          1.5%
--------------------------------------------------------------------------------
(2) The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

Sector Breakdown*

% of the Fund's Net Assets as of 3/31/07+

   [The following table was depicted as a pie chart in the printed material.]
--------------------------------------------------------------------------------
Financial                                                                  46.1%
Communications                                                             19.1%
Utilities                                                                  16.1%
Consumer Non-Cyclical                                                       6.7%
Industrial                                                                  3.8%
Energy                                                                      3.4%
Other                                                                       4.8%
--------------------------------------------------------------------------------
*     A sector may comprise several industries.

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.


                                    WisdomTree International Dividend Funds   27

Performance Summary

WisdomTree International MidCap Dividend Fund

WisdomTree International MidCap Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International MidCap Dividend Index.

The WisdomTree International MidCap Dividend Fund (DIM) returned 35.57% at NAV, since its inception on 6/16/2006 (for more complete performance information, please see below). Financials contributed most significantly to this performance; the sector comprised on average 25.14% of the Fund and returned 33.23% over the period. Qantas Airways Ltd. was the top contributor to performance for the period. Information Technology was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions.

Performance as of 3/31/07
================================================================================
                                        Cumulative Total Return
--------------------------------------------------------------------------------
                                                        WisdomTree
                                                      International
                                                          MidCap       MSCI EAFE
                     Net Asset Value   Market Price   Dividend Index     Index
--------------------------------------------------------------------------------
Since Inception(1)        35.57%          35.55%          36.88%         25.42%
--------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the NYSE, June 16, 2006.

Comparison of Change in Value of a $10,000 Investment

Based on Net Asset Value as of 3/31/07

   [The following table was depicted as a line chart in the printed material.]

             WisdomTree International
   Date        MidCap Dividend Fund     MSCI EAFE Index
-------------------------------------------------------
 6/16/2006            $10,000               $10,000
 6/30/2006            $10,435               $10,507
 7/31/2006            $10,571               $10,611
 8/31/2006            $10,958               $10,903
 9/30/2006            $11,199               $10,920
10/31/2006            $11,728               $11,345
11/30/2006            $12,216               $11,684
12/31/2006            $12,757               $12,051
 1/31/2007            $12,837               $12,132
 2/28/2007            $12,941               $12,230
 3/31/2007            $13,557               $12,542

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


28   WisdomTree International Dividend Funds

Performance Summary (concluded)

WisdomTree International MidCap Dividend Fund

Top Ten Holdings(2) as of 3/31/07
================================================================================
Description                              Shares   Market Value   % of Net Assets
--------------------------------------------------------------------------------
Boots Group PLC                         106,028    $2,134,688          1.3%
--------------------------------------------------------------------------------
United Utilities PLC                    141,123     2,091,159          1.2%
--------------------------------------------------------------------------------
Suncorp-Metway Ltd.                     104,106     1,749,321          1.0%
--------------------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd.       511,316     1,729,245          1.0%
--------------------------------------------------------------------------------
Wesfarmers Ltd.                          55,573     1,694,771          1.0%
--------------------------------------------------------------------------------
Qantas Airways Ltd.                     367,629     1,559,192          0.9%
--------------------------------------------------------------------------------
Snam Rete Gas SpA                       239,811     1,517,114          0.9%
--------------------------------------------------------------------------------
Kingfisher PLC                          271,016     1,479,058          0.9%
--------------------------------------------------------------------------------
Scottish & Newcastle PLC                120,191     1,417,955          0.8%
--------------------------------------------------------------------------------
Coles Myer Ltd.                         105,806     1,388,974          0.8%
--------------------------------------------------------------------------------
(2) The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

Sector Breakdown*

% of the Fund's Net Assets as of 3/31/07+

   [The following table was depicted as a pie chart in the printed material.]
--------------------------------------------------------------------------------
Financial                                                                  19.1%
Consumer Cyclical                                                          18.9%
Industrial                                                                 16.4%
Consumer Non-Cyclical                                                      13.4%
Communications                                                             10.7%
Basic Materials                                                             9.0%
Utilities                                                                   6.3%
Other                                                                       6.2%
--------------------------------------------------------------------------------
*     A sector may comprise several industries.

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.


                                    WisdomTree International Dividend Funds   29

Performance Summary

WisdomTree International SmallCap Dividend Fund

WisdomTree International SmallCap Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International SmallCap Dividend Index.

The WisdomTree International SmallCap Dividend Fund (DLS) returned 35.21% at NAV, since its inception on 6/16/2006 (for more complete performance information, please see below). Financials contributed most significantly to this performance; the sector comprised on average 22.50% of the Fund and returned 44.32% over the period. Cie Maritime Marfret was the top contributor to performance for the period. Telecomm Services was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions.

Performance as of 3/31/07
============================================================================
                                       Cumulative Total Return
----------------------------------------------------------------------------
                                                     WisdomTree
                                                    International  MSCI EAFE
                                                      SmallCap      SmallCap
                    Net Asset Value  Market Price  Dividend Index    Index
----------------------------------------------------------------------------
Since Inception(1)       35.21%         35.50%         34.61%      24.18%
----------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the NYSE, June 16, 2006.

Comparison of Change in Value of a $10,000 Investment

Based on Net Asset Value as of 3/31/07

   [The following table was depicted as a line chart in the printed material.]

             WisdomTree International     MSCI EAFE
   Date       SmallCap Dividend Fund    SmallCap Index
------------------------------------------------------
 6/16/2006            $10,000               $10,000
 6/30/2006            $10,344               $10,338
 7/31/2006            $10,379               $10,059
 8/31/2006            $10,628               $10,340
 9/30/2006            $10,810               $10,380
10/31/2006            $11,366               $10,760
11/30/2006            $11,964               $11,222
12/31/2006            $12,506               $11,595
 1/31/2007            $12,694               $11,838
 2/28/2007            $12,911               $12,035
 3/31/2007            $13,521               $12,418

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


30   WisdomTree International Dividend Funds

Performance Summary (concluded)

WisdomTree International SmallCap Dividend Fund

Top Ten Holdings(2) as of 3/31/07
================================================================================
Description                              Shares   Market Value   % of Net Assets
--------------------------------------------------------------------------------
Compagnie Maritime Belge S.A.            60,743    $4,018,647         1.3%
--------------------------------------------------------------------------------
Alinta Ltd.                             245,245     2,876,719         1.0%
--------------------------------------------------------------------------------
A/S Dampskibsselskabet TORM              33,172     2,290,443         0.8%
--------------------------------------------------------------------------------
Electrocomponents PLC                   340,322     1,932,385         0.6%
--------------------------------------------------------------------------------
Acta Holding ASA                        339,463     1,879,695         0.6%
--------------------------------------------------------------------------------
West Australian Newspapers Holdings
  Ltd.                                  148,680     1,877,336         0.6%
--------------------------------------------------------------------------------
Energy Resources of Australia Ltd.       83,561     1,876,630         0.6%
--------------------------------------------------------------------------------
Jubilee Mines NL                        127,056     1,798,291         0.6%
--------------------------------------------------------------------------------
Rallye S.A.                              25,738     1,665,091         0.6%
--------------------------------------------------------------------------------
Sims Group Ltd.                          82,991     1,566,154         0.5%
--------------------------------------------------------------------------------
(2) The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

Sector Breakdown*

% of the Fund's Net Assets as of 3/31/07+

   [The following table was depicted as a pie chart in the printed material.]
--------------------------------------------------------------------------------
Industrial                                                                 27.0%
Consumer Cyclical                                                          17.6%
Consumer Non-Cyclical                                                      17.2%
Financial                                                                  14.9%
Basic Materials                                                             9.0%
Communications                                                              6.5%
Other                                                                       7.8%
--------------------------------------------------------------------------------
*     A sector may comprise several industries.

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.


                                    WisdomTree International Dividend Funds   31

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2006 to March 31, 2007.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period 10/01/06 to 3/31/07" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


32   WisdomTree International Dividend Funds

Shareholder Expense Examples (unaudited) (concluded)

---------------------------------------------------------------------------------------------------------------------
                                                                                          Annualized
                                                                                        Expense Ratio   Expenses Paid
                                                                                         Based on the    During the
                                                          Beginning         Ending          Period         Period+
                                                        Account Value   Account Value    10/01/06 to     10/01/06 to
                                                           10/01/06        3/31/07         3/31/07         3/31/07
---------------------------------------------------------------------------------------------------------------------
WisdomTree DEFA Fund
  Actual                                                  $1,000.00       $1,168.45          0.48%          $2.59
  Hypothetical (5% return before expenses)                $1,000.00       $1,022.54          0.48%          $2.42
---------------------------------------------------------------------------------------------------------------------
WisdomTree DEFA High-Yielding Equity Fund
  Actual                                                  $1,000.00       $1,162.19          0.58%          $3.13
  Hypothetical (5% return before expenses)                $1,000.00       $1,022.04          0.58%          $2.92
---------------------------------------------------------------------------------------------------------------------
WisdomTree Europe Total Dividend Fund
  Actual                                                  $1,000.00       $1,151.20          0.48%          $2.57
  Hypothetical (5% return before expenses)                $1,000.00       $1,022.54          0.48%          $2.42
---------------------------------------------------------------------------------------------------------------------
WisdomTree Europe High-Yielding Equity Fund
  Actual                                                  $1,000.00       $1,145.62          0.58%          $3.10
  Hypothetical (5% return before expenses)                $1,000.00       $1,022.04          0.58%          $2.92
---------------------------------------------------------------------------------------------------------------------
WisdomTree Europe SmallCap Dividend Fund
  Actual                                                  $1,000.00       $1,269.70          0.58%          $3.28
  Hypothetical (5% return before expenses)                $1,000.00       $1,022.04          0.58%          $2.92
---------------------------------------------------------------------------------------------------------------------
WisdomTree Japan Total Dividend Fund
  Actual                                                  $1,000.00       $1,099.29          0.48%          $2.51
  Hypothetical (5% return before expenses)                $1,000.00       $1,022.54          0.48%          $2.42
---------------------------------------------------------------------------------------------------------------------
WisdomTree Japan High-Yielding Equity Fund
  Actual                                                  $1,000.00       $1,144.90          0.58%          $3.10
  Hypothetical (5% return before expenses)                $1,000.00       $1,022.04          0.58%          $2.92
---------------------------------------------------------------------------------------------------------------------
WisdomTree Japan SmallCap Dividend Fund
  Actual                                                  $1,000.00       $1,048.09          0.58%          $2.96
  Hypothetical (5% return before expenses)                $1,000.00       $1,022.04          0.58%          $2.92
---------------------------------------------------------------------------------------------------------------------
WisdomTree Pacific ex-Japan Total Dividend Fund
  Actual                                                  $1,000.00       $1,261.17          0.48%          $2.71
  Hypothetical (5% return before expenses)                $1,000.00       $1,022.54          0.48%          $2.42
---------------------------------------------------------------------------------------------------------------------
WisdomTree Pacific ex-Japan High-Yielding Equity Fund
  Actual                                                  $1,000.00       $1,283.29          0.58%          $3.30
  Hypothetical (5% return before expenses)                $1,000.00       $1,022.04          0.58%          $2.92
---------------------------------------------------------------------------------------------------------------------
WisdomTree International LargeCap Dividend Fund
  Actual                                                  $1,000.00       $1,143.78          0.48%          $2.57
  Hypothetical (5% return before expenses)                $1,000.00       $1,022.54          0.48%          $2.42
---------------------------------------------------------------------------------------------------------------------
WisdomTree International Dividend Top 100 Fund
  Actual                                                  $1,000.00       $1,192.43          0.58%          $3.17
  Hypothetical (5% return before expenses)                $1,000.00       $1,022.04          0.58%          $2.92
---------------------------------------------------------------------------------------------------------------------
WisdomTree International MidCap Dividend Fund
  Actual                                                  $1,000.00       $1,210.59          0.58%          $3.20
  Hypothetical (5% return before expenses)                $1,000.00       $1,022.04          0.58%          $2.92
---------------------------------------------------------------------------------------------------------------------
WisdomTree International SmallCap Dividend Fund
  Actual                                                  $1,000.00       $1,250.79          0.58%          $3.25
  Hypothetical (5% return before expenses)                $1,000.00       $1,022.04          0.58%          $2.92
---------------------------------------------------------------------------------------------------------------------

+ Expenses are calculating using each Fund's annualized expense ratio, multiplied by the average account value for the period, multiplied by 182/365 (to reflect the fiscal period).


                                    WisdomTree International Dividend Funds   33

Schedule of Investments

WisdomTree DEFA Fund

March 31, 2007

================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.5%
Australia - 8.6%
Alinta Ltd.(a)                                            19,511   $    228,864
Alumina Ltd.                                              21,129        124,775
Amcor Ltd.                                                21,592        131,695
AMP Ltd.                                                  24,011        201,538
Aristocrat Leisure Ltd.(a)                                10,527        139,469
Australia & New Zealand Banking Group Ltd.                30,320        727,472
Australian Stock Exchange Ltd.                             4,489        159,563
AXA Asia Pacific Holdings Ltd.                            23,730        138,409
BHP Billiton Ltd.                                         20,289        489,911
Billabong International Ltd.(a)                            9,948        134,209
BlueScope Steel Ltd.                                      17,912        151,937
Caltex Australia Ltd.(a)                                   6,863        132,286
Coca-Cola Amatil Ltd.                                     19,631        139,558
Coles Myer Ltd.                                           16,261        213,467
Commonwealth Bank of Australia                            23,343        947,785
Computershare Ltd.                                        13,337        116,901
CSL Ltd.                                                   2,609        173,610
CSR Ltd.                                                  44,049        121,345
Foster's Group Ltd.                                       29,197        161,570
Harvey Norman Holdings Ltd.                               35,511        135,405
Insurance Australia Group Ltd.                            32,612        154,385
John Fairfax Holdings Ltd.(a)                             36,831        148,174
Leighton Holdings Ltd.                                     7,931        214,765
Lend Lease Corp. Ltd.                                      9,972        161,037
Lion Nathan Ltd.                                          18,161        129,695
Macquarie Bank Ltd.                                        2,480        165,787
National Australia Bank Ltd.                              27,418        894,845
Newcrest Mining Ltd.                                       7,058        135,646
Orica Ltd.                                                 6,429        131,659
Perpetual Ltd.(a)                                          2,088        130,895
Publishing & Broadcasting Ltd.(a)                          7,764        124,502
Qantas Airways Ltd.                                       48,283        204,778
QBE Insurance Group Ltd.                                   8,411        214,309
Rinker Group Ltd.                                          8,395        122,413
Rio Tinto Ltd.(a)                                          2,424        154,328
Santos Ltd.                                               12,773        104,734
Sonic Healthcare Ltd.                                     10,055        119,813
St.George Bank Ltd.(a)                                     9,600        271,670
Suncorp-Metway Ltd.                                       17,138        287,975
TABCORP Holdings Ltd.                                     11,358        151,305
Telstra Corp. Ltd.(a)                                    195,702        736,736
Toll Holdings Ltd.                                         9,560        158,322
Wesfarmers Ltd.                                            8,179        249,429
Westpac Banking Corp.                                     30,796        655,550
Woodside Petroleum Ltd.                                    5,667        180,789
Woolworths Ltd.                                           13,488        296,270
                                                                   ------------
Total Australia                                                     111,069,580
-------------------------------------------------------------------------------
Austria - 0.4%
Andritz AG                                                    56         13,999
Bank Austria Creditanstalt AG                              1,046        192,998
BOEHLER-UDDEHOLM AG                                          368         35,270
Erste Bank der oesterreichischen Sparkassen AG               998         77,451
Flughafen Wien AG                                            184         17,956
OMV AG                                                       863         54,165
Schoeller-Bleckmann Oilfield Equipment AG                    144          7,476
Semperit AG Holding                                          184          8,083
Telekom Austria AG                                         1,853         46,150
UNIQA Versicherungen AG                                      272          9,052
voestalpine AG                                               614         44,381
Wiener Staedtische AG                                        328         23,184
Wienerberger AG                                              632         39,330
                                                                   ------------
Total Austria                                                           569,495
-------------------------------------------------------------------------------
Belgium - 2.1%
Almancora SCA                                                472         71,312
Barco N.V                                                    288         26,506
Bekaert S.A                                                  264         35,764
Belgacom S.A                                               6,008        265,919
Compagnie Maritime Belge S.A                               1,432         94,739
Delhaize Group                                               568         52,027
Dexia N.V                                                  9,123        271,299
Euronav N.V                                                1,168         39,165
Fortis N.V                                                21,049        957,983
Groep Colruyt S.A                                            200         45,608
InBev N.V                                                  2,144        154,258
KBC Groep N.V                                              3,117        386,332
Mobistar S.A                                                 689         58,056
Solvay S.A                                                   697        106,735
Tessenderlo Chemie N.V                                       798         38,581
UCB S.A                                                      871         50,516
Umicore                                                      184         32,600
                                                                   ------------
Total Belgium                                                         2,687,400
-------------------------------------------------------------------------------
Denmark - 0.6%
A/S Dampskibsselskabet TORM                                  901         62,212
Amagerbanken A/S                                              25          1,715
Bang & Olufsen A/S Class B                                    60          7,407
Carlsberg A/S, Class B                                       150         16,266
Codan A/S                                                    200         18,830
Danisco A/S                                                  300         23,555
Danske Bank A/S                                            7,807        361,926
DSV A/S                                                       50          8,736
FLSmidth & Co. A/S                                           100          6,753
H. Lundbeck A/S                                            1,401         32,662
NKT Holding A/S                                              175         14,006
Novo Nordisk A/S Class B                                   1,501        136,489
Novozymes A/S Class B                                        100          8,915
Spar Nord Bank A/S                                           500         12,371
Sydbank A/S                                                  150          8,039
                                                                   ------------
Total Denmark                                                           719,882
-------------------------------------------------------------------------------
Finland - 1.9%
Amer Sports Oyj                                            1,208         26,388
Elisa Oyj Class A                                          2,016         58,207
Finnair Oyj                                                1,614         27,887
Fortum Oyj                                                15,060        437,629

                       See Notes to Financial Statements.


34   WisdomTree International Dividend Funds

WisdomTree DEFA Fund

March 31, 2007

================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
KCI Konecranes Oyj                                         1,208   $     40,362
Kemira Oyj                                                 1,614         36,825
Kesko Oyj Class B                                            807         42,894
Metso Oyj                                                    807         42,486
M-real Oyj Class B                                         3,829         29,664
Nokia Oyj                                                 31,303        717,957
Nokian Renkaat Oyj                                         1,614         44,044
OKO Bank PLC Class A(a)                                    2,416         41,037
Outokumpu Oyj(a)                                           1,614         55,280
Ramirent Oyj                                                 441         35,222
Rautaruukki Oyj                                            2,416        112,208
Sampo Oyj Class A                                          6,454        195,193
Sanoma-WSOY Oyj                                            2,096         61,968
Stora Enso Oyj Class R(a)                                  6,454        111,686
TietoEnator Oyj                                              807         23,418
UPM-Kymmene Corp.(a)                                       6,454        163,835
Uponor Corp.                                                 807         28,424
Vaisala Oyj Class A                                          400         18,625
Wartsila Oyj Class B                                         807         49,726
YIT Oyj                                                      807         27,715
                                                                   ------------
Total Finland                                                         2,428,680
-------------------------------------------------------------------------------
France - 12.6%
Accor S.A.                                                 2,958        281,692
Air France-KLM                                             3,114        141,559
Assurances Generales de France                             1,858        310,075
AXA S.A.                                                  22,438        948,021
BNP Paribas                                                9,051        942,052
Bouygues S.A.                                              3,210        247,193
Carrefour S.A.                                             5,879        428,464
Casino Guichard Perrachon S.A.                             2,168        218,119
Christian Dior S.A.                                        1,752        212,228
Cie de Saint-Gobain S.A.                                   2,998        292,006
CNP Assurances S.A.                                        1,752        203,319
Compagnie Generale des Etablissements Michelin
  Class B                                                  2,658        292,503
Credit Agricole S.A.                                       6,605        256,646
France Telecom S.A.                                       82,915      2,182,060
Gaz de France                                              4,833        223,498
Groupe Danone                                              1,802        293,365
Hermes International                                       1,950        268,867
Lafarge S.A.                                               1,632        255,674
Lagardere SCA                                              2,184        167,573
L'Air Liquide S.A.                                         1,072        260,426
L'Oreal S.A.                                               3,561        387,419
LVMH Moet Hennessy Louis Vuitton S.A.                      2,641        291,968
Natixis                                                    6,742        163,428
PPR S.A.                                                   1,432        228,192
Renault S.A.                                               2,869        334,360
Sanofi-Aventis                                             8,171        708,082
Schneider Electric S.A.                                    2,280        288,418
Societe Des Autoroutes Paris-Rhin-Rhone                    1,999        181,478
Societe Generale                                           4,385        755,145
Sodexho Alliance S.A.                                      2,280        166,350
Suez S.A.                                                 15,901        835,658
Technip S.A.                                               3,159        230,944
TOTAL S.A.                                                28,893      2,017,275
Veolia Environnement S.A.                                  2,926        216,793
VINCI S.A.                                                 2,240        345,946
Vivendi S.A.                                              15,220        616,312
                                                                   ------------
Total France                                                         16,193,108
-------------------------------------------------------------------------------
Germany - 7.3%
Allianz SE                                                 2,958        605,240
ALTANA AG                                                  1,456         94,233
AMB Generali Holding AG                                      592         92,130
BASF AG                                                    4,401        493,745
Bayer AG                                                   5,684        361,970
Bayerische Motoren Werke AG                                2,746        161,456
Beiersdorf AG                                              1,810        122,999
Commerzbank AG                                             3,062        134,997
Continental AG                                               839        108,065
DaimlerChrysler AG(a)                                     19,194      1,568,776
Deutsche Bank AG                                           2,695        361,758
Deutsche Boerse AG                                           665        151,814
Deutsche Lufthansa AG                                      4,745        128,411
Deutsche Post AG                                          11,190        337,534
Deutsche Postbank AG                                       1,264        109,822
Deutsche Telekom AG                                       70,609      1,163,611
E.ON AG                                                    6,112        828,081
Fraport AG Frankfurt Airport Services Worldwide            1,288         93,750
Fresenius Medical Care AG & Co. KGaA                         759        110,047
Henkel KGaA                                                   49          6,546
Hypo Real Estate Holding AG                                1,424         90,494
Linde AG                                                   1,072        115,087
MAN AG                                                     1,272        147,480
Metro AG                                                   2,040        143,951
Muenchener Ruckversicherungs AG                            1,834        309,097
MVV Energie AG                                             2,937        111,032
RWE AG                                                     3,984        419,969
Salzgitter AG                                                583         84,839
Siemens AG                                                 4,841        515,657
ThyssenKrupp AG                                            3,833        188,989
Volkswagen AG                                              1,648        246,795
                                                                   ------------
Total Germany                                                         9,408,375
-------------------------------------------------------------------------------
Hong Kong - 3.8%
Bank of East Asia Ltd.                                    17,618        102,472
BOC Hong Kong (Holdings) Ltd.                            140,140        339,668
Cathay Pacific Airways Ltd.                               47,000        119,571
Cheung Kong (Holdings) Ltd.                               16,016        202,704
China Merchants Holdings (International) Co., Ltd.        16,016         67,431
China Mobile Ltd.                                        172,124      1,565,014
China Overseas Land & Investment Ltd.                     32,034         40,256
China Resources Enterprise, Ltd.                          16,016         53,494
China Travel International Investment Hong Kong Ltd.      64,067         29,925
China Unicom Ltd.                                         48,051         69,239
CITIC International Financial Holdings Ltd.               56,060         48,568

                       See Notes to Financial Statements.


                                    WisdomTree International Dividend Funds   35

WisdomTree DEFA Fund

March 31, 2007

================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
CITIC Pacific Ltd.                                        30,025   $    111,044
CLP Holdings Ltd.                                         32,034        233,873
CNOOC Ltd.                                               144,153        126,365
Dah Sing Financial Holdings Ltd.                           3,203         27,955
Denway Motors Ltd.                                        48,051         20,969
Hang Seng Bank Ltd.                                       28,729        408,090
Henderson Investment Ltd.                                 16,016         32,752
Hong Kong & China Gas Co., Ltd. (The)                     16,016         35,786
Hong Kong Aircraft Engineering Co., Ltd.                     400          6,091
Hong Kong Exchanges and Clearing Ltd.                      5,000         48,725
Hongkong Electric Holdings Ltd.                           24,025        123,288
Hopewell Holdings Ltd.                                     8,008         31,154
Hutchison Whampoa Ltd.                                    31,025        298,369
Industrial & Commercial Bank of China Ltd.                16,016         35,048
Lenovo Group Ltd.(a)                                      48,051         17,587
MTR Corp.                                                 32,034         80,185
New World Development Ltd.                                24,025         54,480
PCCW Ltd.                                                 56,060         33,646
Shanghai Industrial Holdings Ltd.                          7,008         16,179
Shun TAK Holdings Ltd.                                    16,016         21,275
Singamas Container Holdings Ltd.                          32,034         18,038
Sino Land Ltd.                                            16,016         34,474
Sun Hung Kai Properties Ltd.                              18,016        208,420
Television Broadcasts Ltd.                                 8,008         50,061
Wharf Holdings Ltd.                                       16,016         59,438
Wing Hang Bank Ltd.                                        4,005         49,305
Wing Lung Bank Ltd.                                        3,203         35,333
                                                                   ------------
Total Hong Kong                                                       4,856,272
--------------------------------------------------------------------------------
Ireland - 0.6%
Allied Irish Banks PLC                                     9,106        269,096
Anglo Irish Bank Corp. PLC                                 2,136         45,493
Bank of Ireland                                            9,306        199,689
CRH PLC                                                    2,309         98,295
DCC PLC                                                      464         16,232
FBD Holdings PLC                                             168          8,722
Fyffes PLC                                                 5,008          7,600
Glanbia PLC                                                2,154         10,853
Greencore Group PLC                                        1,802         10,920
IAWS Group PLC                                               432         10,017
Independent News & Media PLC                               8,803         39,842
Irish Life & Permanent PLC                                 2,232         60,760
Kerry Group PLC Class A                                      408         11,297
Kingspan Group PLC                                           472         12,535
McInerney Holdings PLC                                       496         10,312
United Drug PLC                                            1,762          9,253
                                                                   ------------
Total Ireland                                                           820,916
--------------------------------------------------------------------------------
Italy - 6.7%
AEM SpA                                                   40,773        146,542
Alleanza Assicurazioni SpA                                 8,835        112,374
Assicurazioni Generali SpA                                 5,379        227,983
Autogrill SpA                                              4,001         76,374
Autostrade SpA                                             3,304        105,555
Banca Carige SpA                                          20,407        101,053
Banca Intesa SpA                                         124,078        938,971
Banca Lombarda e Piemontese SpA*                           3,721         91,585
Banca Monte dei Paschi di Siena SpA                       16,333        101,968
Banca Popolare di Milano S.c.r.l.                          7,819        120,632
Banca Popolare di Verona e Novara S.c.r.l.                 3,417        105,754
Banca Popolare Italiana                                   34,988        544,919
Banche Popolari Unite S.c.r.l.                             2,405         70,911
Capitalia SpA                                             22,763        204,986
Enel SpA                                                  91,471        975,310
Eni SpA                                                   67,552      2,190,496
Finmeccanica SpA                                           4,305        128,996
Fondiaria-Sai SpA                                          2,585        118,268
Hera SpA                                                  17,725         74,323
Ifil Investments SpA                                      17,021        165,740
Italcementi SpA                                            4,104        122,481
Luxottica Group SpA                                        3,729        118,487
Mediobanca SpA                                             6,581        146,034
Mediolanum SpA                                            14,007        113,178
Saipem SpA                                                 4,401        127,713
Snam Rete Gas SpA                                         30,192        191,003
Terna SpA                                                 33,652        124,533
UniCredito Italiano SpA                                   95,713        907,785
Unipol SpA                                                30,208        116,412
                                                                   ------------
Total Italy                                                           8,570,366
--------------------------------------------------------------------------------
Japan - 8.2%
Asahi Glass Co., Ltd.                                      8,000        112,403
Astellas Pharma, Inc.                                      3,200        137,675
Bridgestone Corp.                                          5,600        111,692
Canon Inc.                                                 4,800        257,328
Chubu Electric Power Co., Inc.                             4,800        164,641
Chugai Pharmaceutical Co., Ltd.                            5,600        141,334
Dai Nippon Printing Co., Ltd.                              8,000        125,615
Daiwa House Industry Co., Ltd.                             8,000        130,968
Daiwa Securities Group, Inc.                               8,000         96,413
DENSO CORP.                                                3,200        118,704
East Japan Railway Co.                                        16        124,396
Eisai Co., Ltd.                                            2,400        114,842
Fanuc Ltd.                                                 1,600        148,651
Fuji Photo Film Co., Ltd.                                  3,200        130,629
Hitachi Ltd.                                              16,000        123,853
Honda Motor Co., Ltd.                                      4,800        167,080
ITOCHU Corp.                                              16,000        158,272
Japan Tobacco, Inc.                                           32        156,917
JFE Holdings, Inc.                                         3,200        188,897
Kansai Electric Power Co., Inc. (The)                      5,600        160,779
Kao Corp.                                                  8,000        233,750
Kirin Brewery Co., Ltd.                                    8,000        115,317
Kobe Steel Ltd.                                           37,000        148,846
Komatsu Ltd.                                               8,000        168,029
Kyocera Corp.                                              1,600        150,548
Kyushu Electric Power Co., Inc.                            5,600        158,882
Matsushita Electric Industrial Co., Ltd.                   8,000        160,915

                       See Notes to Financial Statements.


36   WisdomTree International Dividend Funds

WisdomTree DEFA Fund

March 31, 2007

================================================================================
Investments                                               Shares    U.S. $ Value
--------------------------------------------------------------------------------
Mitsubishi Corp.                                           6,400   $    148,245
Mitsubishi Electric Corp.                                 16,000        164,506
Mitsubishi Estate Co., Ltd.                                8,000        262,206
Mitsubishi Heavy Industries Ltd.                          32,000        206,513
Mitsubishi UFJ Financial Group, Inc.                          16        180,224
Mitsui & Co., Ltd.                                         8,000        149,058
Mitsui Fudosan Co., Ltd.                                   8,000        234,427
Mitsui Sumitomo Insurance Co., Ltd.                        8,000        100,208
Mizuho Financial Group, Inc.                                  16        102,850
Nippon Oil Corp.                                          16,000        129,545
Nippon Steel Corp.                                        32,000        224,400
Nippon Telegraph & Telephone Corp.                            48        253,263
Nissan Motor Co., Ltd.                                    23,200        248,161
Nomura Holdings, Inc.                                      6,400        133,068
NTT DoCoMo, Inc.                                             216        398,797
Ricoh Co., Ltd.                                            8,000        179,886
Secom Co., Ltd.                                            4,000        185,306
Sekisui House Ltd.                                         8,000        124,260
Sharp Corp.                                                8,000        153,801
Shin-Etsu Chemical Co., Ltd.                               2,400        146,144
Sony Corp.                                                 2,400        121,753
Sumitomo Chemical Co., Ltd.                               16,000        120,601
Sumitomo Corp.                                             8,000        143,638
Sumitomo Electric Industries Ltd.                          4,600         69,813
Sumitomo Metal Industries Ltd.                            32,000        165,048
Sumitomo Mitsui Financial Group, Inc.                          8         72,496
Sumitomo Trust & Banking Co., Ltd. (The)                  16,000        166,538
Suzuki Motor Corp.                                         5,600        145,128
T&D Holdings, Inc.                                         1,600        110,167
Takeda Pharmaceutical Co., Ltd.                            3,200        209,494
Tohoku Electric Power Co., Inc.                            5,600        141,808
Tokyo Electric Power Co., Inc. (The)                       7,200        245,742
Tokyo Gas Co., Ltd.                                       24,000        133,542
Toray Industries, Inc.                                     9,000         64,942
Toshiba Corp.                                             16,000        106,644
Toyota Motor Corp.                                        12,000        767,309
                                                                   ------------
Total Japan                                                         110,516,907
--------------------------------------------------------------------------------
Netherlands - 4.3%
ABN AMRO Holding N.V.                                     25,424      1,090,427
Aegon N.V.                                                15,196        301,804
Akzo Nobel N.V.                                            2,232        168,909
CSM N.V.                                                   1,720         61,132
Euronext N.V.                                              1,818        216,472
Heineken Holding N.V.                                      1,320         58,231
Heineken N.V.                                              1,688         87,992
Hunter Douglas N.V.                                          705         61,938
ING Groep N.V.                                            23,981      1,010,341
Koninklijke DSM N.V.                                       1,672         74,649
Koninklijke Philips Electronics N.V.                       6,613        251,675
Koninklijke Vopak N.V.                                     1,175         65,692
Mittal Steel Co. N.V.                                      6,239        330,126
OCE N.V.                                                   3,473         63,429
Randstad Holding N.V.                                        831         64,225
Reed Elsevier N.V.                                         6,573        115,845
Royal KPN N.V.                                            30,863        479,031
SBM Offshore N.V.                                          1,153         41,425
STMicroelectronics N.V.                                   10,551        202,388
TNT N.V.                                                   2,877        131,474
Unilever N.V.                                             16,636        482,761
Vedior N.V.                                                2,312         51,150
Wolters Kluwer N.V.                                        2,529         75,611
                                                                   ------------
Total Netherlands                                                     5,486,727
--------------------------------------------------------------------------------
New Zealand - 0.5%
Air New Zealand Ltd.                                      16,411         27,457
Auckland International Airport Ltd.                       19,704         33,953
CanWest MediaWorks (NZ) Ltd.                               5,839          9,185
Contact Energy Ltd.                                        6,395         42,112
Fisher & Paykel Appliances Holdings Ltd.                   4,489         11,779
Fisher & Paykel Healthcare Corp.                           5,232         13,579
Fletcher Building Ltd.                                     7,805         61,386
Freightways Ltd.                                           2,512          7,813
Hallenstein Glasson Holdings Ltd.                          1,799          6,444
Infratil Ltd.                                              2,312          9,290
Mainfreight Ltd.                                           1,728          9,019
New Zealand Refining Co., Ltd. (The)                       4,832         21,248
Nuplex Industries Ltd.                                     1,448          7,610
Port of Tauranga Ltd.                                      2,056          8,967
Pumpkin Patch Ltd.                                         2,288          7,084
Ryman Healthcare Ltd.                                      3,567          5,764
Sanford Ltd.                                               1,842          6,374
Sky City Entertainment Group Ltd.                          7,820         26,111
Steel & Tube Holdings Ltd.                                 2,464          7,681
Telecom Corp. of New Zealand Ltd.                         68,450        231,495
Vector Ltd.                                                9,163         19,524
Warehouse Group Ltd. (The)                                 5,047         24,358
                                                                   ------------
Total New Zealand                                                       598,233
--------------------------------------------------------------------------------
Norway - 1.2%
ABG Sundal Collier ASA                                     7,000         16,169
Acta Holding ASA                                           8,008         44,342
Aker ASA Class A                                             481         30,495
Aker Yards AS                                                800         13,761
Aktiv Kapital ASA                                            801         11,154
DnB NOR ASA                                               16,016        225,123
EDB Business Partner ASA                                   1,602         13,844
Ekornes ASA                                                  801         19,093
Norsk Hydro ASA                                            9,109        300,694
Norske Skogindustrier ASA                                  3,203         54,572
Orkla ASA                                                  1,442        101,227
ProSafe ASA                                                  800         12,189
Schibsted ASA                                                400         17,562
Solstad Offshore ASA                                         900         21,379
Statoil ASA                                               11,961        324,298
Storebrand ASA                                             4,705         75,075
Telenor ASA                                                9,509        168,243
Tomra Systems ASA                                          1,602         11,482

                       See Notes to Financial Statements.


                                    WisdomTree International Dividend Funds   37

WisdomTree DEFA Fund

March 31, 2007

================================================================================
Investments                                               Shares    U.S. $ Value
--------------------------------------------------------------------------------
Veidekke ASA                                                 400   $     22,542
Wilh. Wilhelmsen ASA Class A                                 400         16,186
Yara International ASA                                     2,402         66,011
                                                                   ------------
Total Norway                                                          1,565,441
--------------------------------------------------------------------------------
Portugal - 0.7%
Banco BPI, S.A.                                            4,385         37,941
Banco Comercial Portugues, S.A. Class R                   31,902        115,084
Banco Espirito Santo, S.A.                                 4,601         87,521
Brisa-Auto-estradas de Portugal S.A.                       4,920         64,314
CIMPOR - Cimentos de Portugal SGPS, S.A.                   6,333         52,942
Corticeira Amorim-Industria S.A.                           4,384         12,197
EDP-Energias de Portugal S.A.                             37,074        198,391
Finibanco Holding, SGPS, S.A.                              1,734          8,933
Jeronimo Martins, SGPS, S.A.                               1,080         28,034
Mota-Engil SGPS, S.A.                                      1,752         13,830
Portucel-Empresa Produtora De Pasta E Papel, S.A.          5,277         18,545
Portugal Telecom, SGPS, S.A.                              16,443        219,538
PT Multimedia - Servicos de Telecomunicacoes e
  Multimedia, SGPS, S.A.                                   2,704         39,954
SAG Gest-Solucoes Automovel Globais, SGPS, S.A.            3,785          9,472
Semapa-Sociedade de Investimento e Gestao,
SGPS, S.A.                                                 1,680         25,539
Sonae SGPS, S.A.                                          10,879         24,474
                                                                   ------------
Total Portugal                                                          956,709
--------------------------------------------------------------------------------
Singapore - 1.5%
City Developments Ltd.                                     1,000          9,615
ComfortDelgro Corp., Ltd.                                 24,000         31,454
Cosco Corp. (Singapore) Ltd.                               8,000         15,121
DBS Group Holdings Ltd.                                   18,000        253,688
Fraser and Neave Ltd.                                     10,807         36,299
Great Eastern Holdings Ltd.                                2,000         25,948
Guocoland Ltd.                                             8,000         22,129
Hotel Properties Ltd.                                     15,000         50,382
Jaya Holdings Ltd.                                        24,000         22,919
Keppel Corp. Ltd.                                          6,000         75,079
Keppel Land Ltd.                                           8,000         50,053
Keppel Telecommunications & Transportation Ltd.           16,000         25,290
MobileOne Ltd.                                            16,000         23,077
Oversea-Chinese Banking Corp. Ltd.                        32,000        189,673
Parkway Holdings Ltd.                                     16,000         34,563
SBS Transit Ltd.                                          12,000         22,761
SembCorp Industries Ltd.                                   8,000         26,870
SembCorp Marine Ltd.                                       8,000         18,546
SIA Engineering Co., Ltd.                                  8,000         24,763
Singapore Airlines Ltd.                                   10,000        109,326
Singapore Airport Terminal Services Ltd.                  16,000         28,978
Singapore Exchange Ltd.                                    8,000         34,510
Singapore Post Ltd.                                       32,000         23,393
Singapore Press Holdings Ltd.                             16,000         46,365
Singapore Technologies Engineering Ltd.                    8,000         17,492
Singapore Telecommunications Ltd.                        135,150        291,947
SMRT Corp. Ltd.                                           24,000         23,551
StarHub Ltd.                                              23,571         44,242
Straits Trading Co., Ltd.                                  8,000         21,812
United Overseas Bank Ltd.                                 17,000        235,116
Venture Corp., Ltd.                                        5,000         48,077
                                                                   ------------
Total Singapore                                                       1,883,039
--------------------------------------------------------------------------------
Spain - 5.4%
Abertis Infraestructuras S.A.                              4,000        128,057
Acciona, S.A.                                                400         86,338
Acerinox S.A.                                              2,054         52,086
ACS, Actividades Construccion y Servicios, S.A.            1,552         93,897
Altadis, S.A.                                              1,898        121,450
Banco Bilbao Vizcaya Argentaria, Chile, S.A.              30,368        743,000
Banco Pastor S.A.(a)                                       3,753         86,178
Banco Popular Espanol, S.A.                               10,697        219,855
Banco Sabadell S.A.                                        2,072         98,355
Banco Santander Central Hispano S.A.                      72,164      1,283,378
Bankinter S.A.                                               911         74,398
Cia Espanola De Petroleos, S.A.(a)                         1,712        147,105
Corporacion Mapfre S.A.                                   11,118         56,831
Ebro Puleva S.A.                                           3,222         75,786
Enagas                                                     2,877         74,067
Endesa S.A.                                               16,004        862,375
Fadesa Inmobiliaria S.A.                                   1,882         85,428
Fomento de Construcciones y Contratas S.A.                   863         88,399
Gas Natural SDG, S.A.                                      4,024        188,283
Gestevision Telecinco S.A.                                 4,345        125,105
Grupo Ferrovial S.A.                                         871         87,827
IBERDROLA S.A.(a)                                          8,187        385,685
Inditex S.A.                                               1,640        101,579
Red Electrica de Espana                                    1,214         56,997
Repsol YPF, S.A.                                           9,091        305,442
Sacyr Vallehermoso, S.A.                                   2,040        113,890
Telefonica S.A.                                           46,541      1,022,226
Union Fenosa S.A.                                          1,818         97,697
Zardoya-Otis S.A.                                          1,616         55,284
                                                                   ------------
Total Spain                                                           6,916,998
--------------------------------------------------------------------------------
Sweden - 3.1%
AB Volvo Class A                                           1,602        137,228
AB Volvo Class B                                           4,005        335,648
Alfa Laval AB                                              1,602         82,656
Assa Abloy AB Class B                                      3,203         73,272
Atlas Copco AB Class A                                     3,203        105,913
Atlas Copco AB Class B                                     1,602         50,804
Axfood AB                                                  1,201         47,245
Electrolux AB Series B                                     3,203         80,804
Fabege AB                                                  2,402         60,083
Getinge AB Class B                                         3,000         67,986
H&M Hennes & Mauritz AB Class B                            7,207        412,938
Holmen AB Class B                                            801         32,823
Investment AB Kinnevik Class B                             3,203         61,516
JM AB                                                      3,203        109,793
L E Lundbergforetagen AB Class B                             801         53,601
Nordea Bank AB                                            28,729        456,562

                       See Notes to Financial Statements.


38   WisdomTree International Dividend Funds

WisdomTree DEFA Fund

March 31, 2007

================================================================================
Investments                                               Shares    U.S. $ Value
--------------------------------------------------------------------------------
Ratos AB Class B                                           3,203   $    100,891
Sandvik AB                                                 9,610        169,844
Scania AB Class A                                          1,602        128,094
Scania AB Class B                                          1,602        125,126
Securitas AB Class B                                       3,203         48,620
Skandinaviska Enskilda Banken AB                           4,806        153,097
Skanska AB Class B                                         4,806        106,517
SKF AB Class B                                             3,203         66,310
SSAB Svenskt Stal AB Series A                              3,102         95,278
Svenska Cellulosa Aktiebolaget SCA Class B                 1,602         85,396
Svenska Handelsbanken AB Class A                           6,407        189,486
Swedbank AB Class A                                        5,606        195,360
Tele2 AB Class B                                           4,005         65,360
TeliaSonera AB                                            36,038        309,472
                                                                   ------------
Total Sweden                                                          4,007,723
--------------------------------------------------------------------------------
Switzerland - 4.0%
Adecco S.A.                                                  887         56,055
Baloise Holding AG                                           406         42,070
Ciba Specialty Chemicals Holding Inc.                        935         61,310
Credit Suisse Group                                        9,745        696,071
Givaudan S.A.                                                 64         58,925
Holcim Ltd.                                                1,096        109,259
Julius Baer Holding Ltd.                                     640         86,920
Kuehne + Nagel International AG                              743         60,831
Nestle S.A.                                                2,917      1,130,790
Nobel Biocare Holding AG                                     189         68,584
Novartis AG                                               12,789        730,171
Roche Holding AG                                           2,545        448,210
Serono S.A.                                                   80         72,084
SGS S.A.                                                      56         66,560
Swatch Group Ltd. (The) Class B                              328         86,312
Swiss Reinsurance Co.                                      2,762        251,132
Swisscom AG                                                  841        302,596
UBS AG                                                    14,420        852,821
                                                                   ------------
Total Switzerland                                                     5,180,701
--------------------------------------------------------------------------------
United Kingdom - 26.0%
Anglo American PLC                                        10,882        571,363
AstraZeneca PLC                                           11,957        641,174
Aviva PLC                                                 27,063        397,304
BAE SYSTEMS PLC                                           53,695        484,447
Barclays PLC                                              86,487      1,223,041
BG Group PLC                                              28,152        404,733
BHP Billiton PLC                                          20,337        451,931
BP PLC                                                   199,116      2,155,758
British American Tobacco PLC                              22,755        709,179
British Sky Broadcasting PLC                              34,032        376,462
BT Group PLC                                             123,979        738,617
Cable & Wireless PLC                                      46,231        151,065
Cadbury Schweppes PLC                                     37,824        483,693
Centrica PLC                                              68,216        517,119
Compass Group PLC                                         48,511        323,500
Diageo PLC                                                30,133        608,448
GlaxoSmithKline PLC                                       52,305      1,433,159
HBOS PLC                                                  47,068        966,557
HSBC Holdings PLC                                        145,488      2,538,214
Imperial Tobacco Group PLC                                11,569        516,217
J. Sainsbury PLC                                          26,938        290,327
Kingfisher PLC                                            86,318        471,077
Legal & General Group PLC                                156,660        488,551
Lloyds TSB Group PLC                                     117,805      1,293,919
Man Group PLC                                             50,037        544,677
Marks & Spencer Group PLC                                 35,343        468,950
National Grid PLC                                         37,182        581,592
Old Mutual PLC                                           124,003        399,113
Pearson PLC                                               26,647        455,743
Prudential PLC                                            34,437        484,621
Reckitt Benckiser PLC                                      9,688        502,781
Reed Elsevier PLC                                         35,865        427,339
Rio Tinto PLC                                              7,363        419,090
Royal Bank of Scotland Group (The) PLC                    34,873      1,357,020
Royal Dutch Shell PLC Class A                             39,216      1,299,839
Royal Dutch Shell PLC Class B                             27,538        913,337
SABMiller PLC                                             20,543        449,256
Sage Group (The) PLC                                      89,141        451,515
Scottish & Southern Energy PLC                            16,877        510,097
Scottish Power PLC                                        33,968        532,985
Smith & Nephew PLC                                        11,694        148,167
Smiths Group PLC                                          22,566        454,991
Standard Chartered PLC                                    15,325        440,044
Tesco PLC                                                 59,012        514,189
Unilever PLC                                              16,556        497,148
Vodafone Group PLC                                       681,567      1,811,352
Wolseley PLC                                              17,272        403,468
WPP Group PLC                                             29,846        450,746
Xstrata PLC                                               10,479        536,844
                                                                   ------------
Total United Kingdom                                                 33,290,759
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $118,452,487)                                                127,727,311
================================================================================
RIGHTS* - 0.0%
Australia - 0.0%
Suncorp-Metway Ltd., expiring on 4/05/07                  10,415             --
--------------------------------------------------------------------------------
Sweden - 0.0%
Fabege AB, expiring on 4/24/07                             2,402             --
--------------------------------------------------------------------------------
TOTAL RIGHTS
(Cost: $0)                                                                   --
================================================================================
TOTAL LONG-TERM INVESTMENTS
(Cost: $118,452,487)                                                127,727,311
================================================================================

                       See Notes to Financial Statements.


                                    WisdomTree International Dividend Funds   39

Schedule of Investments (concluded)

WisdomTree DEFA Fund

March 31, 2007

================================================================================
Investments                                                Shares   U.S. $ Value
--------------------------------------------------------------------------------
INVESTMENTS OF CASH COLLATERAL
FOR SECURITIES LOANED - 3.1%
MONEY MARKET FUNDS(b) - 3.1%
UBS Enhanced Yield Portfolio, 5.25%                    2,103,262   $  2,103,262
UBS Private Money Market Fund LLC, 5.26%               1,823,008      1,823,008
                                                                   ------------
TOTAL INVESTMENTS OF CASH COLLATERAL
FOR SECURITIES LOANED(Cost: $3,926,270)(c)                            3,926,270
================================================================================
TOTAL INVESTMENTS IN SECURITIES  - 102.6%
(Cost: $122,378,757)                                                131,653,581
Liabilities in Excess of Foreign Currency and
Other Assets - (2.6)%                                                (3,350,311)
                                                                   ------------
NET ASSETS - 100.0%                                                $128,303,270
================================================================================

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at March 31, 2007 (See Note 2).

(b)   Interest rates shown reflect yields as of March 31, 2007.

(c) At March 31, 2007, the total market value of the Fund's securities on loan was $3,733,284 and the total market value of the collateral held by the Fund was $3,926,270.

                       See Notes to Financial Statements.


40   WisdomTree International Dividend Funds

Schedule of Investments

WisdomTree DEFA High-Yielding Equity Fund

March 31, 2007

================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.2%
Australia - 12.6%
Adelaide Bank Ltd.                                         2,613   $     29,025
Alinta Ltd.(a)                                            24,840        291,373
Alumina Ltd.                                              30,139        177,982
Amcor Ltd.                                                31,417        191,621
AMP Ltd.                                                  56,741        476,259
APN News & Media Ltd.(a)                                  32,560        154,665
Aristocrat Leisure Ltd.(a)                                12,324        163,277
Australia & New Zealand Banking Group Ltd.                75,264      1,805,819
Australian Stock Exchange Ltd.                             7,573        269,185
AWB Ltd.(a)                                               65,283        187,223
Bendigo Bank Ltd.(a)                                      12,470        171,256
Billabong International Ltd.(a)                           11,653        157,212
BlueScope Steel Ltd.                                      38,405        325,767
Boral Ltd.                                                20,064        133,560
Caltex Australia Ltd.(a)                                   8,018        154,549
Challenger Financial Services Group Ltd.                  54,047        208,267
Coca-Cola Amatil Ltd.                                     31,832        226,296
Coles Myer Ltd.                                           38,463        504,925
Commonwealth Bank of Australia                            57,103      2,318,526
CSR Ltd.                                                  47,616        131,171
David Jones Ltd.                                           3,155         11,597
Downer EDI Ltd.                                           20,941        115,375
Flight Centre Ltd.                                           729          9,647
Foster's Group Ltd.                                       69,055        382,135
Insurance Australia Group Ltd.                            77,149        365,223
Iress Market Technology Ltd.                               4,445         29,122
John Fairfax Holdings Ltd.(a)                             43,153        173,608
Jubilee Mines NL                                           2,977         42,135
Leighton Holdings Ltd.                                     9,261        250,780
Lend Lease Corp. Ltd.                                     15,845        255,880
Lion Nathan Ltd.                                          21,289        152,033
Macquarie Bank Ltd.                                        5,845        390,736
McGuigan Simeon Wines Ltd.                                10,080         23,859
Minara Resources Ltd.(a)                                  30,861        184,240
Mortgage Choice Ltd.                                       3,356          8,296
National Australia Bank Ltd.                              64,807      2,115,114
New Hope Corp. Ltd.                                       13,737         16,924
Nufarm Ltd.(a)                                            15,961        159,887
OneSteel Ltd.(a)                                          43,660        181,997
Orica Ltd.                                                 7,525        154,104
Origin Energy Ltd.                                        23,830        173,452
Pacific Brands Ltd.                                       21,313         52,858
Perpetual Ltd.(a)                                          2,463        154,403
Primary Health Care Ltd.                                   2,668         26,295
Publishing & Broadcasting Ltd.(a)                         18,173        291,419
Qantas Airways Ltd.                                      114,205        484,368
QBE Insurance Group Ltd.                                  19,889        506,763
Rural Press Ltd.                                          15,323        168,350
Santos Ltd.                                               18,674        153,121
Seven Network Ltd.(a)                                     19,603        180,850
Sims Group Ltd.(a)                                         9,058        170,937
Sonic Healthcare Ltd.                                     11,769        140,237
SP Telemedia Ltd.                                        215,116        156,403
St.George Bank Ltd.(a)                                    22,681        641,849
Suncorp-Metway Ltd.                                       34,512        579,915
Sunland Group Ltd.                                         8,803         23,895
TABCORP Holdings Ltd.(a)                                  26,902        358,373
Telstra Corp. Ltd.(a)                                    566,453      2,132,457
Transfield Services Ltd.(a)                               18,322        176,433
United Group Ltd.(a)                                      12,353        136,019
Veda Advantage Ltd.(a)                                    51,217        135,712
Washington H. Soul Pattinson & Co., Ltd.                  19,574        142,632
Wesfarmers Ltd.                                           19,342        589,859
West Australian Newspapers Holdings Ltd.(a)               18,994        239,831
Westpac Banking Corp.                                     73,082      1,555,685
Woolworths Ltd.                                           31,890        700,478
                                                                   ------------
Total Australia                                                      23,173,244
--------------------------------------------------------------------------------
Austria - 0.1%
BOEHLER-UDDEHOLM AG                                          916         87,792
Flughafen Wien AG                                            456         44,500
Semperit AG Holding                                          410         18,010
Wienerberger AG                                            1,543         96,023
                                                                   ------------
Total Austria                                                           246,325
--------------------------------------------------------------------------------
Belgium - 2.8%
Almancora SCA                                              1,104        166,798
Belgacom S.A.                                             15,840        701,090
Compagnie Maritime Belge S.A.                              2,270        150,179
Cumerio N.V.                                               1,211         35,545
Dexia N.V.                                                22,345        664,493
Euronav N.V.                                               2,755         92,380
Fortis N.V.                                               49,050      2,232,365
KBC Groep N.V.                                             7,266        900,573
Melexis N.V.                                               1,384         25,977
Mobistar S.A.                                              2,931        246,971
Tessenderlo Chemie N.V.                                      668         32,296
                                                                   ------------
Total Belgium                                                         5,248,667
--------------------------------------------------------------------------------
Denmark - 0.6%
A/S Dampskibsselskabet TORM                                2,302        158,947
Danske Bank A/S                                           18,308        848,743
                                                                   ------------
Total Denmark                                                         1,007,690
--------------------------------------------------------------------------------
Finland - 1.8%
Amer Sports Oyj                                            2,929         63,982
Citycon Oyj                                                8,448         65,899
Elcoteq SE                                                 4,004         42,053
Elisa Oyj(a)                                               7,775        224,485
Fortum Oyj                                                35,228      1,023,691
Kesko Oyj Class B                                          1,355         72,022
OKO Bank PLC Class A(a)                                    5,845         99,280
Rautaruukki Oyj(a)                                         5,845        271,464
Sampo Oyj Class A                                         14,658        443,313
Sanoma-WSOY Oyj                                            4,976        147,115
Stora Enso Oyj Class R(a)                                 17,583        304,273

                       See Notes to Financial Statements.


                                    WisdomTree International Dividend Funds   41

WisdomTree DEFA High-Yielding Equity Fund

March 31, 2007

================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
TietoEnator Oyj                                            1,767   $     51,277
UPM-Kymmene Corp.(a)                                      15,645        397,150
Uponor Corp.                                               2,824         99,468
                                                                   ------------
Total Finland                                                         3,305,472
--------------------------------------------------------------------------------
France - 11.6%
Assurances Generales de France                             4,422        737,971
AXA S.A.                                                  55,115      2,328,648
BNP Paribas                                               22,161      2,306,575
Casino Guichard Perrachon S.A.                             2,929        294,682
Euler Hermes S.A.                                          1,189        166,884
France Telecom S.A.                                      172,566      4,541,393
Klepierre                                                  1,218        234,835
M6, Metropole Television S.A.                              4,625        168,813
Rallye S.A.                                                2,813        181,984
Societe Generale                                          10,354      1,783,072
Suez S.A.                                                 37,618      1,976,969
TOTAL S.A.                                                70,417      4,916,433
Valeo S.A.                                                 3,874        226,438
Viel et Compagnie                                         24,062        160,151
Vivendi S.A.                                              36,042      1,459,470
                                                                   ------------
Total France                                                         21,484,318
--------------------------------------------------------------------------------
Germany - 5.1%
AWD Holding AG                                             3,244        153,082
Balda AG                                                  14,250        198,225
BASF AG                                                   13,436      1,507,377
DaimlerChrysler AG(a)                                     32,322      2,641,761
Deutsche Lufthansa AG                                     11,793        319,146
Deutsche Post AG                                          41,081      1,239,161
E.ON AG                                                   17,987      2,436,960
Indus Holding AG                                           7,810        296,190
MPC Muenchmeyer Petersen Capital AG                        3,062        257,969
MVV Energie AG                                             4,449        168,193
Norddeutsche Affinerie AG                                  5,359        169,067
Vossloh AG                                                   957         91,607
                                                                   ------------
Total Germany                                                         9,478,738
--------------------------------------------------------------------------------
Hong Kong - 2.3%
Bank of East Asia Ltd.                                    45,612        265,293
BOC Hong Kong (Holdings) Ltd.                            329,341        798,249
Cathay Pacific Airways Ltd.                              114,000        290,024
China Netcom Group Corp. Ltd.                             15,504         40,475
China Travel International Investment Hong Kong Ltd.     140,058         65,420
Chong Hing Bank Ltd.                                      11,000         29,069
CITIC International Financial Holdings Ltd.               87,028         75,398
CITIC Pacific Ltd.                                        66,018        244,159
CLP Holdings Ltd.                                         81,024        591,537
Dah Sing Banking Group Ltd.                               11,604         25,957
Fountain Set (Holdings) Ltd.                              58,018         20,195
Fubon Bank (Hong Kong) Ltd.                                4,000          2,319
Hang Seng Bank Ltd.                                       67,318        956,240
Hongkong Electric Holdings Ltd.                           69,018        354,176
Hopewell Holdings Ltd.                                    26,008        101,180
Industrial & Commercial Bank of China Ltd.                35,008         76,608
Oriental Press Group Ltd.                                116,038         21,680
PCCW Ltd.                                                206,048        123,667
Television Broadcasts Ltd.                                 4,000         25,006
Wing Hang Bank Ltd.                                        5,500         67,710
Wing Lung Bank Ltd.                                        5,800         63,981
                                                                   ------------
Total Hong Kong                                                       4,238,343
--------------------------------------------------------------------------------
Ireland - 0.8%
Abbey PLC                                                    609          9,592
Allied Irish Banks PLC                                    21,398        632,344
Bank of Ireland                                           21,656        464,698
Fyffes PLC                                                15,705         23,833
Greencore Group PLC                                        4,408         26,713
Independent News & Media PLC                              20,923         94,696
Irish Life & Permanent PLC                                 5,644        153,641
                                                                   ------------
Total Ireland                                                         1,405,517
--------------------------------------------------------------------------------
Italy - 9.7%
ACEA SpA                                                   7,873        146,722
AEM SpA                                                   46,467        167,007
Alleanza Assicurazioni SpA                                20,883        265,614
Arnoldo Mondadori Editore SpA(a)                          21,197        220,652
ASM                                                       19,546        125,865
Autostrada Torino-Milano SpA                               8,133        199,636
Banca Intesa SpA                                         307,269      2,325,286
Banca Lombarda e Piemontese SpA*                           6,423        158,089
Banca Popolare di Verona e Novara S.c.r.l.                 5,613        173,718
Banca Popolare Italiana                                   19,674        306,412
Banca Profilo SpA                                         17,008         61,129
Banche Popolari Unite S.c.r.l.                            14,300        421,635
Capitalia SpA                                             85,629        771,109
Credito Artigiano SpA                                     12,437         63,573
Cremonini SpA                                             17,286         62,070
Enel SpA                                                 224,381      2,392,466
Eni SpA                                                  165,539      5,367,902
Fiera Milano SpA                                           4,386         51,962
Fondiaria-Sai SpA                                          2,958        135,333
Gruppo Editoriale L'Espresso SpA                          78,348        416,129
Milano Assicurazioni SpA                                  20,738        178,469
Piccolo Credito Valtellinese Scarl                         6,949        114,610
Pirelli & C. Real Estate SpA                               3,157        238,657
Premuda SpA                                              116,781        244,994
Snam Rete Gas SpA                                         71,384        451,596
Societa Cattolica di Assicurazioni S.c.r.l.(a)             2,086        125,455
Societa Iniziative Autostradali e Servizi SpA              4,430         69,408
Sogefi SpA                                                   489          4,657
Terna SpA                                                 74,929        277,282
UniCredito Italiano SpA                                  232,291      2,203,151
Unipol SpA                                                44,603        171,886
                                                                   ------------
Total Italy                                                          17,912,474
--------------------------------------------------------------------------------
Japan - 0.3%
Best Denki Co., Ltd.                                       1,500          8,461
Denki Kogyo Co., Ltd.                                      1,000          8,842
Hokuto Corp.                                                 500          8,850

                       See Notes to Financial Statements.


42   WisdomTree International Dividend Funds

WisdomTree DEFA High-Yielding Equity Fund

March 31, 2007

================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Marusan Securities Co., Ltd.                                 500   $      6,919
Nikko Cordial Corp.                                       14,000        199,551
Oracle Corp. Japan                                         2,300        110,447
TonenGeneral Sekiyu K.K.                                  11,000        122,600
Yushiro Chemical Industry Co., Ltd.                          300          6,352
                                                                   ------------
Total Japan                                                             472,022
--------------------------------------------------------------------------------
Netherlands - 4.7%
ABN AMRO Holding N.V.                                     59,741      2,562,271
Aegon N.V.                                                35,955        714,094
Heijmans N.V.                                                980         55,664
Hunter Douglas N.V.                                          725         63,696
ING Groep N.V.                                            56,406      2,376,436
Nutreco Holding N.V.                                         774         57,749
OCE N.V.                                                   4,067         74,277
Reed Elsevier N.V.                                        15,555        274,148
Royal KPN N.V.                                            79,132      1,228,225
SBM Offshore N.V.                                          1,550         55,688
Unilever N.V.                                             40,696      1,180,960
                                                                   ------------
Total Netherlands                                                     8,643,208
--------------------------------------------------------------------------------
New Zealand - 0.7%
Air New Zealand Ltd.                                      38,800         64,916
Auckland International Airport Ltd.                       46,596         80,292
CanWest MediaWorks (NZ) Ltd.                              12,653         19,903
Contact Energy Ltd.                                       14,213         93,595
Fisher & Paykel Appliances Holdings Ltd.                  10,615         27,854
Fletcher Building Ltd.                                    18,155        142,789
Freightways Ltd.                                           5,553         17,271
Infratil Ltd.                                              5,321         21,381
New Zealand Refining Co., Ltd. (The)                      11,189         49,201
Nuplex Industries Ltd.                                     3,393         17,831
Sanford Ltd.                                               4,174         14,445
Telecom Corp. of New Zealand Ltd.(a)                     190,756        645,127
Vector Ltd.                                               21,662         46,155
Warehouse Group Ltd. (The)                                13,977         67,457
                                                                   ------------
Total New Zealand                                                     1,308,217
--------------------------------------------------------------------------------
Norway - 0.6%
Acta Holding ASA                                          15,704         86,957
Aker Yards ASA                                             2,900         49,885
Aktiv Kapital ASA                                          2,902         40,411
DnB NOR ASA                                               37,724        530,253
Ekornes ASA                                                2,150         51,248
Norske Skogindustrier ASA                                  8,702        148,262
Sparebanken Midt-Norge                                       100          1,302
Storebrand ASA                                            11,804        188,350
Veidekke ASA                                               1,452         81,828
                                                                   ------------
Total Norway                                                          1,178,496
--------------------------------------------------------------------------------
Portugal - 1.1%
Banco Comercial Portugues, S.A. Class R                   74,810        269,871
Banco Espirito Santo, S.A.                                 9,220        175,384
Brisa-Auto-estradas de Portugal S.A.                       7,545         98,627
CIMPOR - Cimentos de Portugal SGPS, S.A.                  14,951        124,985
EDP-Energias de Portugal S.A.                             87,120        466,199
Jeronimo Martins, SGPS, S.A.                               2,550         66,191
Portugal Telecom, SGPS, S.A.                              47,542        634,754
PT Multimedia - Servicos de Telecomunicacoes e
Multimedia, SGPS, S.A.                                     6,391         94,432
SAG Gest-Solucoes Automovel Globais, SGPS, S.A.            7,518         18,814
Semapa-Sociedade de Investimento e Gestao, SGPS,
S.A.                                                       4,000         60,807
                                                                   ------------
Total Portugal                                                        2,010,064
--------------------------------------------------------------------------------
Singapore - 1.9%
ComfortDelgro Corp., Ltd.                                 58,000         76,014
DBS Group Holdings Ltd.                                   47,000        662,408
Fraser and Neave Ltd.                                     28,062         94,255
Guocoland Ltd.                                            12,000         33,193
Jaya Holdings Ltd.                                        29,000         27,694
MobileOne Ltd.                                            46,000         66,346
Oversea-Chinese Banking Corp. Ltd.                        79,000        468,256
Parkway Holdings Ltd.                                     29,000         62,645
SembCorp Marine Ltd.                                      29,000         67,229
Singapore Airlines Ltd.                                   27,000        295,179
Singapore Airport Terminal Services Ltd.                  29,000         52,522
Singapore Post Ltd.                                       77,000         56,290
Singapore Press Holdings Ltd.                             41,000        118,809
Singapore Telecommunications Ltd.                        328,900        710,479
SMRT Corp. Ltd.                                           58,000         56,915
StarHub Ltd.                                              57,428        107,791
United Overseas Bank Ltd.                                 39,000        539,384
UOB-Kay Hian Holdings Ltd.                                29,000         29,413
                                                                   ------------
Total Singapore                                                       3,524,822
--------------------------------------------------------------------------------
Spain - 5.2%
Antena 3 de Television, S.A.(a)                            6,109        136,130
Banco Bilbao Vizcaya Argentaria, Chile, S.A.              73,480      1,797,801
Banco Popular Espanol, S.A.                               25,305        520,093
Banco Santander Central Hispano S.A.                     156,105      2,776,197
Endesa S.A.                                               20,731      1,117,089
Gas Natural SDG, S.A.                                      9,482        443,662
Gestevision Telecinco, S.A.                               10,489        302,007
IBERDROLA, S.A.(a)                                        20,601        970,501
Telefonica, S.A.                                          69,936      1,536,073
                                                                   ------------
Total Spain                                                           9,599,553
--------------------------------------------------------------------------------
Sweden - 3.2%
AB Volvo Class A                                           4,502        385,642
Axfood AB                                                  1,502         59,086
Bilia AB Class A                                           1,600         30,786
Brostrom AB Class B                                        2,000         41,048
D. Carnegie & Co. AB                                       2,902         60,078
Electrolux AB Series B                                     8,200        206,867
Fabege AB                                                  3,202         80,095
H&M Hennes & Mauritz AB Class B                           17,904      1,025,842
HiQ International AB(a)                                    5,200         26,385
Intrum Justitia AB                                         5,800         77,707
Kungsleden Fastighets AB                                   3,902         69,797

                       See Notes to Financial Statements.


                                    WisdomTree International Dividend Funds   43

WisdomTree DEFA High-Yielding Equity Fund

March 31, 2007

================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Nolato AB Class B                                          5,200   $     53,363
Nordea Bank AB                                            68,018      1,080,943
Oresund Investment AB                                        802         18,575
Ratos AB Class B                                           4,800        151,195
Sandvik AB                                                23,406        413,669
Scania AB Class A                                          3,002        240,037
Skanska AB Class B                                        11,604        257,183
SKF AB Class B                                            10,804        223,669
Svenska Cellulosa Aktiebolaget SCA Class B                 5,400        287,852
Svenska Handelsbanken Class A                             15,704        464,443
Swedbank AB Class A                                       14,504        505,441
Trelleborg AB Class B                                      1,800         46,564
                                                                   ------------
Total Sweden                                                          5,806,267
--------------------------------------------------------------------------------
Switzerland - 0.5%
Ciba Specialty Chemicals Holding Inc.                      1,880        123,275
EMS-Chemie Holding AG                                        468         58,653
Swisscom AG                                                1,856        667,798
Vontobel Holding AG                                        1,477         75,435
                                                                   ------------
Total Switzerland                                                       925,161
--------------------------------------------------------------------------------
United Kingdom - 33.6%
Alliance & Leicester PLC                                  17,248        383,625
Aviva PLC                                                 80,416      1,180,563
BAE SYSTEMS PLC                                           60,583        546,591
Barclays PLC                                             204,390      2,890,347
Boots Group PLC                                           27,614        555,960
BP PLC                                                   468,823      5,075,783
Bradford & Bingley PLC                                    48,866        435,368
British American Tobacco PLC                              53,793      1,676,504
BT Group PLC                                             374,188      2,229,263
Cable & Wireless PLC                                     143,939        470,336
Centrica PLC                                              91,571        694,165
Compass Group PLC                                         86,111        574,239
Diageo PLC                                                71,297      1,439,636
Electrocomponents PLC                                      3,577         20,311
FirstGroup PLC                                            34,337        447,520
Friends Provident PLC                                    117,587        443,961
Gallaher Group PLC                                        24,580        546,219
GlaxoSmithKline PLC                                      123,667      3,388,483
Hanson PLC                                                32,064        514,115
HBOS PLC                                                 111,354      2,286,691
HMV Group PLC                                             15,458         33,502
HSBC Holdings PLC                                        344,192      6,004,845
Imperial Tobacco Group PLC                                17,219        768,324
Inmarsat PLC                                              46,166        347,703
iSOFT Group PLC                                           58,134         39,337
ITV PLC                                                  194,113        414,989
Kelda Group PLC                                           26,670        490,660
Kingfisher PLC                                            90,626        494,587
Ladbrokes PLC                                             52,544        414,805
Legal & General Group PLC                                164,586        513,269
Lloyds TSB Group PLC                                     278,738      3,061,535
LogicaCMG PLC                                            127,741        445,969
National Grid PLC                                         87,942      1,375,568
Northern Foods PLC                                         8,918         21,646
Northern Rock PLC                                         20,620        463,073
Old Mutual PLC                                           130,212        419,097
Pearson PLC                                               27,991        478,729
Persimmon PLC                                             18,144        500,349
Prudential PLC                                            46,730        657,617
Reed Elsevier PLC                                         37,676        448,917
Rentokil Initial PLC                                     140,530        449,274
Resolution PLC                                            28,673        348,955
Royal & Sun Alliance Insurance Group                      75,678        240,458
Royal Bank of Scotland Group (The) PLC                    82,472      3,209,249
Royal Dutch Shell PLC Class A                             92,783      3,075,352
Scottish & Newcastle PLC                                  40,505        477,858
Scottish & Southern Energy PLC                            25,305        764,828
Scottish Power PLC                                        47,353        743,006
Severn Trent PLC                                          10,680        300,383
Smiths Group PLC                                          23,652        476,888
Standard Chartered PLC                                    24,783        711,623
Tesco PLC                                                139,543      1,215,879
Tomkins PLC                                               44,531        233,200
Unilever PLC                                              35,199      1,056,965
United Utilities PLC                                      44,224        655,311
Vodafone Group PLC                                     1,668,131      4,433,274
Yell Group PLC                                            39,797        466,774
                                                                   ------------
Total United Kingdom                                                 62,053,478
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $172,061,377)                                                183,022,076
================================================================================
RIGHTS* - 0.0%
Australia - 0.0%
Suncorp-Metway Ltd., expiring on 4/05/07                  22,932             --
--------------------------------------------------------------------------------
Sweden - 0.0%
Fabege AB, expiring on 4/24/07                             3,202             --
--------------------------------------------------------------------------------
TOTAL RIGHTS
(Cost: $0)                                                                   --
--------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS
(Cost: $172,061,377)                                                183,022,076
================================================================================
SHORT-TERM INVESTMENT - 0.0%
MONEY MARKET FUND - 0.0%
United States - 0.0%
Columbia Cash Reserves Fund, 4.95%(b)
(Cost: $53,170)                                           53,170         53,170
================================================================================
INVESTMENTS OF CASH COLLATERAL
FOR SECURITIES LOANED - 5.5%
MONEY MARKET FUNDS(c) - 5.5%
UBS Enhanced Yield Portfolio, 5.25%                    6,709,958      6,709,958
UBS Private Money Market Fund LLC, 5.26%               3,441,791      3,441,791
                                                                    -----------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED (Cost: $10,151,749)(d)                             10,151,749
================================================================================

                       See Notes to Financial Statements.


44    WisdomTree International Dividend Funds

Schedule of Investments (concluded)

WisdomTree DEFA High-Yielding Equity Fund

March 31, 2007

===============================================================================
Investments                                               Shares   U.S. $ Value
-------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES - 104.7%
(Cost: $182,266,296)                                               $193,226,995
Liabilities in Excess of Cash, Foreign Currency and
Other Assets - (4.7)%                                                (8,728,690)
                                                                   ------------
NET ASSETS - 100.0%                                                $184,498,305
===============================================================================

*    Non-income producing security.

(a)  Security, or portion thereof, was on loan at March 31, 2007 (See Note 2).

(b)  Rate shown represents annualized 7-day yield as of March 31, 2007.

(c)  Interest rates shown reflect yields as of March 31, 2007.

(d) At March 31, 2007, the total market value of the Fund's securities on loan was $9,636,657 and the total market value of the collateral held by the Fund was $10,151,749.

                       See Notes to Financial Statements.


                                     WisdomTree International Dividend Funds  45

Schedule of Investments

WisdomTree Europe Total Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS  - 99.5%
Austria - 0.7%
Andritz AG                                                    24   $      5,999
Bank Austria Creditanstalt AG                                413         76,203
BOEHLER-UDDEHOLM AG                                          144         13,801
Erste Bank der oesterreichischen Sparkassen AG               354         27,473
Flughafen Wien AG                                             72          7,026
OMV AG                                                       664         41,675
Semperit AG Holding                                          102          4,481
Telekom Austria AG                                         1,084         26,998
UNIQA Versicherungen AG                                      108          3,594
voestalpine AG                                               265         19,155
Wiener Staedtische AG                                        126          8,906
Wienerberger AG                                              240         14,936
                                                                   ------------
Total Austria                                                           250,247
--------------------------------------------------------------------------------
Belgium - 2.7%
Almancora SCA                                                180         27,195
Barco N.V.                                                   203         18,683
Belgacom S.A.                                              2,315        102,464
Compagnie Maritime Belge S.A.                                552         36,519
Delhaize Group                                               222         20,334
Dexia N.V.                                                 3,530        104,975
Euronav N.V.                                                 546         18,308
Fortis N.V.                                                7,960        362,276
Groep Colruyt S.A.                                            90         20,524
InBev N.V.                                                   828         59,574
KBC Groep N.V.                                             1,303        161,498
Mobistar S.A.                                                415         34,969
Solvay S.A.                                                  270         41,347
UCB S.A.                                                     342         19,835
Umicore                                                      102         18,072
                                                                   ------------
Total Belgium                                                         1,046,573
--------------------------------------------------------------------------------
Denmark - 0.7%
A/S Dampskibsselskabet TORM                                  350         24,167
Carlsberg A/S Class B                                        100         10,844
Codan A/S                                                    125         11,768
Danisco A/S                                                   50          3,926
Danske Bank A/S                                            3,003        139,217
H. Lundbeck A/S                                              501         11,680
Novo-Nordisk A/S Class B                                     551         50,103
Novozymes A/S Class B                                         50          4,457
Sydbank A/S                                                   50          2,680
                                                                   ------------
Total Denmark                                                           258,842
--------------------------------------------------------------------------------
Finland - 2.4%
Elcoteq SE                                                 2,206         23,169
Elisa Oyj Class A                                            905         26,130
Fortum Oyj                                                 6,020        174,935
KCI Konecranes Oyj                                           467         15,603
Kemira Oyj                                                   605         13,804
Kesko Oyj Class B                                            300         15,946
Metso Oyj                                                    605         31,851
Nokia Oyj                                                 10,010        229,587
Nokian Renkaat Oyj                                           905         24,696
OKO Bank PLC Class A                                         605         10,276
Outokumpu Oyj                                                606         20,756
Rautaruukki Oyj                                            1,576         73,195
Sampo Oyj Class A                                          2,408         72,827
Sanoma-WSOY Oyj                                              580         17,148
Stora Enso Oyj Class R(a)                                  2,408         41,670
TietoEnator Oyj                                              485         14,074
UPM-Kymmene Corp.(a)                                       2,408         61,127
Uponor Corp.                                                 300         10,567
Wartsila Oyj Class B                                         305         18,794
YIT Oyj                                                      605         20,778
                                                                   ------------
Total Finland                                                           916,933
--------------------------------------------------------------------------------
France - 16.0%
Accor S.A.                                                 1,613        153,607
Air France-KLM                                             2,519        114,511
Assurances Generales de France                               768        128,169
Assystem                                                     324          6,620
AXA S.A.                                                  10,414        439,999
BNP Paribas                                                3,500        364,289
Bouygues S.A.                                              1,769        136,225
Carrefour S.A.                                             2,267        165,220
Casino Guichard Perrachon S.A.                             1,180        118,718
Christian Dior S.A.                                          954        115,562
Cie de Saint-Gobain S.A.                                   1,403        136,653
CNP Assurances S.A.                                          954        110,711
Compagnie Generale des Etablissements Michelin
Class B                                                    1,253        137,888
Credit Agricole S.A.                                       2,549         99,045
France Telecom S.A.                                       25,846        680,185
Gaz de France                                              2,609        120,651
Groupe Danone                                                756        123,077
Lafarge S.A.                                                 810        126,897
Lagardere SCA                                              1,192         91,459
L'Air Liquide S.A.                                           480        116,609
L'Oreal S.A.                                               1,396        151,878
LVMH Moet Hennessy Louis Vuitton S.A.                      1,026        113,427
Oberthur Card Systems S.A.                                 5,712         39,843
PPR S.A.                                                     774        123,338
Renault S.A.                                               1,249        145,561
Schneider Electric S.A.                                      936        118,403
Societe Generale                                           1,703        293,275
Ste Industrielle d'Aviation Latecoere S.A.                 1,544         46,552
Suez S.A.                                                  6,579        345,751
Technip S.A.                                                 457         33,410
TOTAL S.A.                                                11,677        815,274
VINCI S.A.                                                   966        149,189
Vivendi S.A.                                               5,877        237,981
                                                                   ------------
Total France                                                          6,099,977
--------------------------------------------------------------------------------
Germany - 9.2%
adidas AG                                                    966         52,632
Allianz SE                                                 1,145        234,280

                       See Notes to Financial Statements.


46   WisdomTree International Dividend Funds

WisdomTree Europe Total Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares   U.S. $ Value
-------------------------------------------------------------------------------
BASF AG                                                    1,709   $    191,732
Bayer AG                                                   2,195        139,782
Bayerische Motoren Werke AG                                1,072         63,030
Beiersdorf AG                                                408         27,726
Celesio AG                                                 1,021         63,932
Commerzbank AG                                             1,343         59,210
Continental AG                                               456         58,734
DaimlerChrysler AG                                         4,850        396,402
Deutsche Bank AG                                           1,042        139,871
Deutsche Boerse AG                                           360         82,185
Deutsche Lufthansa AG                                      2,567         69,469
Deutsche Post AG                                           4,322        130,368
Deutsche Postbank AG                                         690         59,950
Deutsche Telekom AG                                       27,475        452,778
E.ON AG                                                    2,381        322,589
Fresenius Medical Care AG & Co. KGaA                         414         60,025
Hypo Real Estate Holding AG                                  768         48,806
Linde AG                                                     582         62,482
MAN AG                                                       690         80,001
Metro AG                                                     816         57,580
Muenchener Ruckversicherungs-Gesellschaft AG                 708        119,324
RWE AG                                                     1,558        164,235
Siemens AG                                                 1,871        199,296
ThyssenKrupp AG                                            1,493         73,614
Volkswagen AG                                                678        101,533
                                                                   ------------
Total Germany                                                         3,511,566
--------------------------------------------------------------------------------
Ireland - 0.8%
Allied Irish Banks PLC                                     3,479        102,810
Anglo Irish Bank Corp. PLC                                   828         17,635
Bank of Ireland                                            3,464         74,331
CRH PLC                                                      852         36,270
DCC PLC                                                      168          5,877
FBD Holdings PLC                                              90          4,672
Fyffes PLC                                                 3,989          6,053
Glanbia PLC                                                1,276          6,429
IAWS Group PLC                                               234          5,426
Independent News & Media PLC                               2,210         10,002
Irish Life & Permanent PLC                                   864         23,520
Kerry Group PLC Class A                                      192          5,316
Kingspan Group PLC                                           252          6,692
McInerney Holdings PLC                                       264          5,489
                                                                   ------------
Total Ireland                                                           310,522
--------------------------------------------------------------------------------
Italy - 8.9%
AEM SpA                                                   22,019         79,139
Alleanza Assicurazioni SpA                                 4,520         57,491
Assicurazioni Generali SpA                                 2,087         88,455
Autogrill SpA                                              3,236         61,771
Autostrade SpA                                             1,799         57,474
Banca Carige SpA                                          11,019         54,565
Banca Intesa SpA                                          47,887        362,389
Banca Lombarda e Piemontese SpA*                           3,017         74,257
Banca Monte dei Paschi di Siena SpA                        8,843         55,208
Banca Popolare Italiana                                    5,745         89,475
Banche Popolari Unite S.c.r.l.                             1,949         57,466
Capitalia SpA                                              8,789         79,147
Enel SpA                                                  35,287        376,247
Eni SpA                                                   28,812        934,281
ERG SpA                                                    3,648         99,452
Finmeccanica SpA                                           2,327         69,727
Ifil Investments SpA                                       9,191         89,496
Luxottica Group SpA                                        2,015         64,026
Mediobanca SpA                                             2,579         57,229
Pirelli & C. Real Estate SpA                                 388         29,331
Premuda SpA                                               22,800         47,832
Recordati SpA                                              4,383         34,744
Snam Rete Gas SpA                                         11,644         73,663
Terna SpA                                                 18,178         67,269
UniCredito Italiano SpA                                   36,628        347,396
                                                                   ------------
Total Italy                                                           3,407,530
--------------------------------------------------------------------------------
Netherlands - 5.5%
ABN AMRO Holding N.V.                                      9,407        403,463
Aegon N.V.                                                 5,865        116,483
Akzo Nobel N.V.                                              864         65,384
Euronext N.V.                                                990        117,881
European Aeronautic Defence & Space Co. EADS
N.V                                                          343         10,602
Heineken Holding N.V.                                        720         31,762
Heineken N.V.                                                654         34,092
Hunter Douglas N.V.                                          384         33,737
ING Groep N.V.                                             9,269        390,511
Koninklijke DSM N.V.                                         648         28,931
Koninklijke Philips Electronics N.V.                       2,555         97,237
Mittal Steel Co. N.V.                                        834         44,130
Randstad Holding N.V.                                        723         55,878
Reed Elsevier N.V.                                         1,647         29,027
Royal KPN N.V.                                            11,523        178,851
SBM Offshore N.V.                                             33          1,186
STMicroelectronics N.V.                                    6,027        115,609
TNT N.V.                                                   1,120         51,182
Unilever N.V.                                              6,419        186,273
USG People N.V.                                              707         29,062
Van der Moolen Holding N.V.                                7,098         37,794
Vedior N.V.                                                1,258         27,832
Wolters Kluwer N.V.                                        1,085         32,439
                                                                   ------------
Total Netherlands                                                     2,119,346
--------------------------------------------------------------------------------
Norway - 1.6%
Acta Holding ASA                                           3,203         17,736
Aker ASA Class A                                             120          7,608
Aker Yards ASA                                               600         10,321
Aktiv Kapital ASA                                            601          8,369
DnB NOR ASA                                                6,506         91,449
Ekornes ASA                                                  500         11,918
Norsk Hydro ASA                                            4,253        140,394
Norske Skogindustrier ASA                                  1,202         20,479

                       See Notes to Financial Statements.


                                    WisdomTree International Dividend Funds   47

WisdomTree Europe Total Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares   U.S. $ Value
-------------------------------------------------------------------------------
Orkla ASA                                                    601   $     42,189
ProSafe ASA                                                  600          9,141
Statoil ASA                                                4,505        122,144
Storebrand ASA                                             2,203         35,152
Telenor ASA                                                3,604         63,766
Yara International ASA                                     1,101         30,257
                                                                   ------------
Total Norway                                                            610,923
--------------------------------------------------------------------------------
Portugal - 1.0%
Banco BPI, S.A.                                            1,703         14,735
Banco Comercial Portugues S.A. Class R                    12,070         43,542
Banco Espirito Santo, S.A.                                 1,787         33,993
Brisa-Auto-estradas de Portugal S.A.                       1,895         24,771
CIMPOR - Cimentos de Portugal SGPS, S.A.                   2,441         20,406
EDP-Energias de Portugal, S.A.                            13,737         73,510
Finibanco Holding SGPS, S.A.                               1,246          6,419
Jeronimo Martins, SGPS, S.A.                                 420         10,902
Mota-Engil, SGPS, S.A.                                       828          6,536
Portucel-Empresa Produtora De Pasta E Papel, S.A.          2,015          7,081
Portugal Telecom, SGPS, S.A.                               6,931         92,539
PT Multimedia - Servicos de Telecomunicacoes e
Multimedia, SGPS, S.A.                                     1,050         15,515
SAG Gest-Solucoes Automovel Globais, SGPS, S.A.            2,045          5,118
Semapa-Sociedade de Investimento e Gestao, SGPS,
S.A.                                                         654          9,942
Sonae SGPS, S.A.                                           4,211          9,473
                                                                   ------------
Total Portugal                                                          374,482
--------------------------------------------------------------------------------
Spain - 6.6%
Abertis Infraestructuras S.A.                              1,553         49,718
Acciona, S.A.                                                222         47,918
ACS, Actividades Construccion y Servicios, S.A.              840         50,821
Altadis, S.A.                                                738         47,223
Antena 3 de Television, S.A.                                 499         11,119
Banco Bilbao Vizcaya Argentaria, Chile, S.A.              11,710        286,503
Banco Popular Espanol, S.A.                                4,136         85,007
Banco Sabadell, S.A.                                         936         44,431
Banco Santander Central Hispano S.A                       24,410        434,112
Bankinter, S.A.                                              498         40,670
Campofrio Alimentacion S.A.                                1,379         25,148
Cia Espanola De Petroleos, S.A.(a)                           666         57,227
Enagas                                                     1,571         40,445
Endesa S.A.                                                5,065        272,927
Fomento de Construcciones y Contratas S.A.                   456         46,709
Gas Natural SDG, S.A.                                      1,559         72,946
Gestevision Telecinco, S.A.                                1,038         29,887
Grupo Ferrovial S.A.                                         468         47,191
IBERDROLA, S.A.                                            3,161        148,913
Inditex S.A.                                                 846         52,400
Red Electrica de Espana, S.A.                              1,030         48,358
Repsol YPF, S.A.                                           3,512        117,997
Telefonica, S.A.                                          19,518        428,693
Union Fenosa, S.A.                                           828         44,496
                                                                   ------------
Total Spain                                                           2,530,859
--------------------------------------------------------------------------------
Sweden - 4.5%
AB SKF Class B                                             1,202         24,884
AB Volvo Class A                                             601         51,482
AB Volvo Class B                                           1,702        142,640
Alfa Laval AB                                                601         31,009
Assa Abloy AB Class B                                      1,202         27,497
Atlas Copco AB Class A                                     1,202         39,746
Atlas Copco AB Class B                                     1,202         38,119
Brostrom AB Class B                                          700         14,367
Electrolux AB Series B                                     1,803         45,486
Eniro AB                                                     803         10,100
Getinge AB Class B                                         1,200         27,195
H&M Hennes & Mauritz AB Class B                            2,702        154,816
Hexagon AB Class B                                           601         24,285
Investment AB Kinnevik Class B                             1,803         34,628
L E Lundbergforetagen AB Class B                             300         20,075
Nordea Bank AB                                            12,012        190,895
Sandvik AB                                                 3,604         63,696
Scania AB Class A                                          1,001         80,039
Scania AB Class B                                            601         46,942
Securitas AB Class B                                       1,202         18,246
Skandinaviska Enskilda Banken AB                           2,402         76,516
Skanska AB Class B                                         1,202         26,640
SSAB Svenskt Stal AB Series A                              1,103         33,879
Svenska Cellulosa Aktiebolaget SCA Class B                   601         32,037
Svenska Handelsbanken AB Class A                           2,402         71,039
Swedbank AB Class A                                        2,402         83,706
Swedish Match AB                                           1,202         21,372
Telefonaktiebolaget LM Ericsson Class A                    6,006         22,128
Telefonaktiebolaget LM Ericsson Class B                   32,030        117,326
TeliaSonera AB                                            15,015        128,940
                                                                   ------------
Total Sweden                                                          1,699,730
--------------------------------------------------------------------------------
Switzerland - 5.2%
Adecco S.A.                                                  486         30,713
Baloise Holding AG                                           336         34,817
Ciba Specialty Chemicals Holding Inc.                        510         33,442
Credit Suisse Group                                        3,764        268,857
Givaudan S.A.                                                 36         33,145
Holcim Ltd.                                                  426         42,467
Julius Baer Holding Ltd.                                     354         48,078
Kuehne + Nagel International AG                              402         32,913
Nestle S.A.                                                1,090        422,546
Novartis AG                                                4,940        282,043
Roche Holding AG                                             990        174,353
Serono S.A.                                                   42         37,844
Swatch Group AG (The)                                        154         40,525
Swiss Reinsurance Co.                                      1,078         98,016
Swisscom AG                                                  264         94,989
UBS AG                                                     5,349        316,348
                                                                   ------------
Total Switzerland                                                     1,991,096
--------------------------------------------------------------------------------
United Kingdom - 33.7%
Abbot Group PLC                                            8,187         42,593


                       See Notes to Financial Statements.

48   WisdomTree International Dividend Funds

Schedule of Investments (concluded)

WisdomTree Europe Total Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares   U.S. $ Value
-------------------------------------------------------------------------------
Aero Inventory PLC                                         1,055   $      7,739
Alphameric PLC                                            34,756         33,573
Anglo American PLC                                         6,532        342,964
AstraZeneca PLC                                            6,222        333,644
Aviva PLC                                                 14,407        211,505
BAE SYSTEMS PLC                                           25,283        228,108
Barclays PLC                                              33,318        471,161
BG Group PLC                                              13,483        193,841
BHP Billiton PLC                                          10,990        244,221
Blacks Leisure Group PLC                                   7,744         47,237
British American Tobacco PLC                              11,821        368,412
British Sky Broadcasting PLC                              16,499        182,512
BT Group PLC                                              63,577        378,766
Burren Energy PLC                                          8,990        140,884
Centrica PLC                                              33,872        256,771
Compass Group PLC                                         21,413        142,794
Dawson Holdings PLC                                       11,569         24,506
Dechra Pharmaceuticals PLC                                 2,373         14,812
Diageo PLC                                                11,619        234,612
Erinaceous Group PLC                                       3,094         12,804
Expro International Group PLC                              5,010         86,767
Genus PLC                                                  3,803         45,873
GlaxoSmithKline PLC                                       23,734        650,314
HBOS PLC                                                  19,506        400,562
HSBC Holdings PLC                                         56,109        978,889
Hunting PLC                                                6,554         97,181
Imperial Tobacco Group PLC                                 3,567        159,162
Inmarsat PLC                                               6,718         50,597
iSOFT Group PLC*                                          41,001         27,744
James Fisher & Sons PLC                                    3,878         45,865
John Wood Group PLC                                       11,704         61,693
Johnson Service Group PLC                                  4,170         26,172
Kensington Group PLC                                       2,751         35,881
Kingfisher PLC                                             2,179         11,892
Lloyds TSB Group PLC                                      54,606        599,768
Marks & Spencer Group PLC                                 14,288        189,581
National Grid PLC                                         17,275        270,211
Nichols PLC                                                  208          1,253
Old Mutual PLC                                            61,899        199,227
Pearson PLC                                               11,927        203,987
Prudential PLC                                            17,878        251,591
Reckitt Benckiser PLC                                      4,249        220,512
Reed Elsevier PLC                                         15,813        188,415
Rio Tinto PLC                                              4,382        249,416
Royal Bank of Scotland Group (The) PLC                    13,714        533,655
Royal Dutch Shell PLC Class A                             19,748        654,560
SABMiller PLC                                              9,638        210,774
Sage Group PLC (The)                                      27,611        139,855
Scottish & Southern Energy PLC                             8,838        267,123
Sportingbet PLC                                           40,505         53,029
Standard Chartered PLC                                     8,292        238,098
Tesco PLC                                                 36,476        317,826
Tribal Group PLC                                          20,708         49,551
Tullow Oil PLC                                            13,955         99,834
Unilever PLC                                               8,957        268,963
Vodafone Group PLC                                       261,316        694,480
Wagon PLC                                                 15,135         40,001
Wolseley PLC                                               6,759        157,888
WPP Group PLC                                             10,767        162,607
                                                                   ------------
Total United Kingdom                                                 12,854,256
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $35,139,646)                                                  37,982,882
================================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 1.3%
MONEY MARKET FUNDS(b) - 1.3%
UBS Enhanced Yield Portfolio, 5.25%                      500,000        500,000
UBS Private Money Market Fund LLC, 5.26%                   2,380          2,380
                                                                   ------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $502,380)(c)                                                     502,380
================================================================================
TOTAL INVESTMENTS IN SECURITIES - 100.8%
(Cost: $35,642,026)                                                  38,485,262
Liabilities in Excess of Cash, Foreign Currency and
Other Assets - (0.8)%                                                  (299,804)
                                                                   ------------
NET ASSETS - 100.0%                                                $ 38,185,458
================================================================================

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at March 31, 2007 (See Note 2).

(b)   Interest rates shown reflect yields as of March 31, 2007.

(c) At March 31, 2007, the total market value of the Fund's securities on loan was $132,830 and the total market value of the collateral held by the Fund was $502,380.

                       See Notes to Financial Statements.


                                    WisdomTree International Dividend Funds   49

Schedule of Investments

WisdomTree Europe High-Yielding Equity Fund

March 31, 2007

================================================================================
Investments                                               Shares   U.S. $ Value
-------------------------------------------------------------------------------
COMMON STOCKS  -  99.2%
Austria - 0.1%
BOEHLER-UDDEHOLM AG                                          384   $     36,804
--------------------------------------------------------------------------------
Belgium - 3.6%
Almancora SCA                                                154         23,267
Belgacom S.A.                                              6,042        267,423
Compagnie Maritime Belge S.A.                                615         40,687
Dexia N.V.                                                 5,268        156,659
Euronav N.V.                                              10,336        346,583
Fortis N.V.                                               20,648        939,732
Melexis N.V.                                                 148          2,778
Mobistar S.A.                                                381         32,104
                                                                   ------------
Total Belgium                                                         1,809,233
--------------------------------------------------------------------------------
Denmark - 0.8%
A/S Dampskibsselskabet TORM                                2,701        186,497
Danske Bank A/S                                            5,108        236,803
                                                                   ------------
Total Denmark                                                           423,300
--------------------------------------------------------------------------------
Finland - 2.7%
Citycon Oyj                                                2,004         15,632
Elisa Oyj Class A                                          2,009         58,005
Fiskars Oyj Abp Class A                                    1,205         19,441
Fortum Oyj                                                15,063        437,716
Kemira GrowHow Oyj                                         2,355         31,631
Kesko Oyj Class B                                            605         32,157
OKO Bank PLC Class A(a)                                    2,411         40,952
Poyry Oyj                                                  1,609         29,557
Rautaruukki Oyj                                            2,411        111,976
Sampo Oyj Class A                                          6,228        188,358
Sanoma-WSOY Oyj                                            2,009         59,396
Stora Enso Oyj Class R(a)                                  6,829        118,176
TietoEnator Oyj                                              806         23,389
UPM-Kymmene Corp.(a)                                       6,429        163,200
Uponor Corp.                                                 805         28,354
                                                                   ------------
Total Finland                                                         1,357,940
--------------------------------------------------------------------------------
France - 9.3%
Assurances Generales de France                             1,828        305,068
BNP Paribas                                                9,315        969,530
Casino Guichard Perrachon S.A.                             1,212        121,937
Euler Hermes S.A.                                            680         95,442
France Telecom S.A.                                       63,143      1,661,723
M6, Metropole Television                                   2,279         83,184
Rallye S.A.                                                  685         44,315
Societe Generale                                           4,423        761,689
Valeo S.A.                                                 1,186         69,323
Vivendi S.A.                                              14,936        604,812
                                                                   ------------
Total France                                                          4,717,023
--------------------------------------------------------------------------------
Germany - 4.4%
AWD Holding AG                                               495         23,359
DaimlerChrysler AG                                        10,856        887,290
Deutsche Lufthansa AG                                      4,547        123,052
Deutsche Telekom AG                                       69,595      1,146,900
Norddeutsche Affinerie AG                                  1,340         42,275
                                                                   -------------
Total Germany                                                         2,222,876
--------------------------------------------------------------------------------
Ireland - 0.6%
Allied Irish Banks PLC                                     9,017        266,467
Fyffes PLC                                                 4,915          7,459
Independent News & Media PLC                               9,056         40,987
                                                                   ------------
Total Ireland                                                           314,913
--------------------------------------------------------------------------------
Italy - 13.6%
AEM SpA                                                   19,132         68,762
Alleanza Assicurazioni SpA                                 9,142        116,278
Arnoldo Mondadori Editore SpA                              6,502         67,683
ASM SpA                                                    7,145         46,010
Autostrada Torino-Milano SpA                               2,011         49,363
Banca Intesa SpA                                         127,596        965,594
Banche Popolari Unite S.c.r.l.                             3,955        116,613
Enel SpA                                                  89,667        956,075
Eni SpA                                                   82,418      2,672,553
Milano Assicurazioni SpA                                   8,041         69,200
Pirelli & C. Real Estate SpA                               1,050         79,376
Premuda SpA                                              194,077        407,154
Snam Rete Gas SpA                                         29,599        187,252
Terna SpA                                                 36,820        136,256
UniCredito Italiano SpA                                   97,639        926,052
                                                                   ------------
Total Italy                                                           6,864,221
--------------------------------------------------------------------------------
Netherlands - 6.8%
ABN AMRO Holding N.V.                                     25,113      1,077,088
Aegon N.V.                                                15,634        310,503
Heijmans N.V.                                              1,004         57,027
ING Groep N.V.                                            23,689        998,039
Koninklijke Wessanen N.V.                                  2,409         36,204
Royal KPN N.V.                                            30,688        476,315
Unilever N.V.                                             16,308        473,243
                                                                   ------------
Total Netherlands                                                     3,428,419
--------------------------------------------------------------------------------
Norway - 1.0%
ABG Sundal Collier ASA                                     8,009         18,500
Acta Holding ASA                                           6,109         33,827
Aker Yards ASA                                             1,300         22,362
Aktiv Kapital ASA                                            800         11,140
Camillo Eitzen & Co. ASA                                     611          6,406
DnB NOR ASA                                               15,917        223,731
Ekornes ASA                                                  701         16,709

                       See Notes to Financial Statements.


50   WisdomTree International Dividend Funds

WisdomTree Europe High-Yielding Equity Fund

March 31, 2007

================================================================================
Investments                                               Shares   U.S. $ Value
-------------------------------------------------------------------------------
Norske Skogindustrier ASA                                  3,404   $     57,996
Sparebanken Midt-Norge                                       701          9,130
Storebrand ASA                                             4,405         70,288
Veidekke ASA                                                 400         22,542
                                                                   ------------
Total Norway                                                            492,631
--------------------------------------------------------------------------------
Portugal - 1.0%
CIMPOR - Cimentos de Portugal SGPS, S.A.                   6,516         54,471
EDP-Energias de Portugal, S.A.                            36,762        196,722
Portugal Telecom, SGPS, S.A.                              16,309        217,749
SAG Gest-Solucoes Automovel Globais,
SGPS, S.A.                                                 3,335          8,346
Semapa-Sociedade de Investimento e Gestao, SGPS,
S.A.                                                       1,652         25,113
                                                                   ------------
Total Portugal                                                          502,401
--------------------------------------------------------------------------------
Spain - 6.0%
Antena 3 de Television, S.A.(a)                            2,554         56,912
Banco Santander Central Hispano, S.A.                     64,764      1,151,774
Endesa S.A.                                                9,045        487,389
Gas Natural SDG, S.A.                                      3,939        184,306
Gestevision Telecinco, S.A.                                4,267        122,859
IBERDROLA, S.A.(a)                                         8,431        397,179
Telefonica S.A.                                           29,323        644,050
                                                                   ------------
Total Spain                                                           3,044,469
--------------------------------------------------------------------------------
Sweden - 4.2%
AB Volvo Class A                                             802         68,699
Axfood AB                                                    601         23,642
Brostrom AB Class B                                       14,500        297,601
D. Carnegie & Co. AB                                       1,400         28,983
Electrolux AB Series B                                     2,004         50,556
Fabege AB                                                  1,602         40,072
H&M Hennes & Mauritz AB Class B                            6,908        395,806
Holmen AB Class B                                            401         16,432
Kungsleden Fastighets AB                                   2,403         42,984
Nordea Bank AB                                            28,732        456,610
Ratos AB Class B                                           1,602         50,461
Scania AB Class A                                            702         56,131
Skanska AB Class B                                         4,806        106,517
Svenska Cellulosa Aktiebolaget SCA Class B                 1,202         64,074
Svenska Handelsbanken AB Class A                           6,407        189,486
Swedbank AB Class A                                        5,906        205,815
Trelleborg AB Class B                                        800         20,695
                                                                   ------------
Total Sweden                                                          2,114,564
--------------------------------------------------------------------------------
Switzerland - 0.7%
Ciba Specialty Chemicals Holding Inc.                        826         54,162
EMS-Chemie Holding AG                                        217         27,196
Swisscom AG                                                  766        275,611
                                                                   ------------
Total Switzerland                                                       356,969
--------------------------------------------------------------------------------
United Kingdom - 44.4%
Alba PLC                                                   1,677          6,208
Alexon Group PLC                                          21,561         88,172
Alliance & Leicester PLC                                  15,250        339,186
Aviva PLC                                                 26,536        389,567
Barclays PLC                                              84,682      1,197,516
BBA Aviation PLC                                           1,923         10,598
Boots PLC                                                 13,706        275,946
British American Tobacco PLC                              22,315        695,466
BT Group PLC                                             155,364        925,597
Cable & Wireless PLC                                      25,125         82,099
Centrica PLC                                              63,255        479,512
Compass Group PLC                                         37,163        247,825
Computacenter PLC                                          9,442         51,622
Diageo PLC                                                29,551        596,697
Electrocomponents PLC                                     27,451        155,870
Emap Plc                                                   8,750        129,829
Future PLC                                                20,339         16,755
Gallaher Group PLC                                         5,426        120,577
Hanson PLC                                                26,408        423,428
HBOS PLC                                                  46,142        947,541
HMV Group PLC                                             27,066         58,660
HSBC Holdings PLC                                        157,751      2,752,157
Imperial Tobacco Group PLC                                10,736        479,048
Kingfisher PLC                                            80,036        436,794
Legal & General Group PLC                                145,259        452,997
Lloyds TSB Group PLC                                     137,919      1,514,842
Misys PLC                                                 26,068        122,069
National Grid PLC                                         36,452        570,174
Northern Foods PLC                                        51,164        124,184
Old Mutual PLC                                           114,967        370,030
Pearson PLC                                               24,716        422,717
Rentokil Initial PLC                                     124,076        396,671
Royal Bank of Scotland Group (The) PLC                    34,192      1,330,519
Royal Dutch Shell PLC Class A                             55,250      1,831,297
Scottish & Newcastle PLC                                  20,446        241,212
Scottish & Southern Energy PLC                            15,658        473,254
Scottish Power PLC                                        38,677        606,873
Smiths Group PLC                                          20,933        422,066
Unilever PLC                                              20,775        623,837
Vodafone Group PLC                                       745,007      1,979,951
Wagon PLC                                                 21,944         57,996
Wincanton PLC                                                661          4,826
                                                                   ------------
Total United Kingdom                                                 22,452,185
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $45,636,980)                                                  50,137,948
================================================================================
RIGHTS* - 0.0%
Sweden - 0.0%
Fabege AB, expiring on 4/27/07 (Cost: $0)                  1,602             --
================================================================================
TOTAL LONG-TERM INVESTMENTS
(Cost: $45,636,980)                                                  50,137,948
================================================================================

                       See Notes to Financial Statements.


                                    WisdomTree International Dividend Funds   51

Schedule of Investments (concluded)

WisdomTree Europe High-Yielding Equity Fund

March 31, 2007

================================================================================
Investments                                               Shares   U.S. $ Value
-------------------------------------------------------------------------------
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 3.0%
MONEY MARKET FUNDS(b) - 3.0%
UBS Enhanced Yield Portfolio, 5.25%                      205,982   $    205,982
UBS Private Money Market Fund LLC, 5.26%               1,316,769      1,316,769
                                                                   ------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $1,522,751)(c)                                                 1,522,751
================================================================================
TOTAL INVESTMENTS IN SECURITIES - 102.2%
(Cost: $47,159,731)                                                  51,660,699
Liabilities in Excess of Foreign Currency and Other
Assets - (2.2) %                                                     (1,140,576)
                                                                   ------------
NET ASSETS - 100.0%                                                $ 50,520,123
================================================================================

*    Non-income producing security.

(a)  Security, or portion thereof, was on loan at March 31, 2007 (See Note 2).

(b)  Interest rates shown reflect yields as of March 31, 2007.

(c) At March 31, 2007, the total market value of the Fund's securities on loan was $670,337 and the total market value of the collateral held by the Fund was $1,522,751.

                       See Notes to Financial Statements.


52   WisdomTree International Dividend Funds

Schedule of Investments

WisdomTree Europe SmallCap Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares   U.S. $ Value
-------------------------------------------------------------------------------
COMMON STOCKS - 99.4%
Austria - 1.0%
AT&S Austria Technologie & Systemtechnik AG                7,405   $    191,229
Flughafen Wien AG                                          8,111        791,525
Schoeller-Bleckmann Oilfield Equipment AG                  2,069        107,412
Semperit AG Holding                                        7,232        317,687
                                                                   ------------
Total Austria                                                         1,407,853
--------------------------------------------------------------------------------
Belgium - 5.6%
Barco N.V.                                                 5,470        503,435
Compagnie Maritime Belge S.A.                             61,844      4,091,485
Cumerio N.V.                                              12,714        373,180
Econocom Group S.A./N.V.                                  13,259        141,198
Euronav N.V.(a)                                           52,312      1,754,109
EVS Broadcast Equipment S.A.                               5,136        326,252
Melexis N.V.                                              17,686        331,952
Tessenderlo Chemie N.V.                                   15,399        744,501
                                                                   ------------
Total Belgium                                                         8,266,112
--------------------------------------------------------------------------------
Bermuda - 0.5%
Hiscox Ltd.                                              149,103        787,403
--------------------------------------------------------------------------------
Denmark - 2.9%
A/S Dampskibsselskabet TORM(a)                            39,660      2,738,422
Amagerbanken A/S                                           1,930        132,400
Auriga Industries A/S Class B(a)                           8,661        250,658
Bang & Olufsen A/S Class B(a)                              2,555        315,404
NKT Holding A/S                                            6,711        537,110
Spar Nord Bank A/S                                         9,317        230,528
                                                                   ------------
Total Denmark                                                         4,204,522
--------------------------------------------------------------------------------
Finland - 5.4%
Amer Sports Oyj                                           31,212        681,800
Aspo Oyj                                                  27,093        254,257
Citycon Oyj(a)                                            76,419        596,110
Comptel PLC(a)                                            51,764        128,165
Finnair Oyj                                               29,398        507,948
Finnlines Oyj                                             12,991        289,657
Fiskars Oyj Abp Class A                                   28,392        458,064
HK-Ruokatalo Oyj Class A                                  10,275        221,577
KCI Konecranes Oyj                                        13,186        440,569
Kemira GrowHow Oyj                                        47,937        643,857
Lassila & Tikanoja Oyj                                    11,781        394,409
M-real Oyj Class B(a)                                    117,505        910,346
Ponsse Oyj                                                15,549        269,075
Poyry Oyj                                                 26,909        494,315
Raisio PLC Class V(a)                                     70,949        175,665
Ramirent Oyj                                               6,235        497,983
Rapala VMC Oyj                                            20,431        161,005
Talentum Oyj                                              70,735        320,140
Technopolis PLC                                           11,522        116,565
Vacon PLC                                                  3,392        126,382
Vaisala Oyj Class A                                        6,116        284,783
                                                                   ------------
Total Finland                                                         7,972,672
--------------------------------------------------------------------------------
France - 2.9%
Alain Afflelou S.A.                                        3,068        165,482
Bacou Dalloz                                               1,499        199,539
Canal Plus S.A.                                           57,610        662,581
CFF RECYCLING                                              4,887        260,994
Groupe FONCIA S.A.                                         5,203        275,308
Groupe Steria SCA                                          3,137        204,657
Haulotte Group                                             3,619        115,570
Kaufman & Broad S.A.                                       5,065        379,118
Lectra S.A.                                               22,383        188,007
Manitou BF S.A.                                           12,010        636,287
Oberthur Card Systems S.A.                                46,821        326,587
Provimi S.A.                                               3,598        150,390
Rodriguez Group                                            4,006        198,906
TRIGANO S.A.                                               5,666        319,190
Viel et Compagnie                                         19,525        129,954
                                                                   ------------
Total France                                                          4,212,570
--------------------------------------------------------------------------------
Germany - 6.0%
AWD Holding AG(a)                                         21,049        993,287
Balda AG                                                  13,989        194,594
BayWa AG                                                   5,027        218,551
Bechtle AG                                                 7,593        221,858
Comdirect Bank AG(a)                                      47,129        747,182
Curanum AG                                                12,494        119,746
DAB Bank AG                                               25,481        301,879
ElringKlinger AG                                           4,897        379,450
Gerry Weber International AG                               5,988        141,245
Grammer AG                                                 6,527        201,571
IDS Scheer AG                                              7,552        153,708
Indus Holding AG                                          10,253        388,840
Krones AG                                                  1,723        337,155
Leoni AG                                                   7,302        299,669
Medion AG(a)                                              20,477        273,943
MPC Muenchmeyer Petersen Capital AG                        9,189        774,159
MVV Energie AG(a)                                         21,469        811,628
Norddeutsche Affinerie AG(a)                              23,956        755,770
Sixt AG(a)                                                 3,015        171,574
Software AG                                                6,766        575,609
Takkt AG                                                  10,772        192,718
Vossloh AG(a)                                              5,506        527,051
                                                                   ------------
Total Germany                                                         8,781,187
--------------------------------------------------------------------------------
Ireland - 1.4%
Abbey PLC                                                 14,078        221,723
Fyffes PLC                                               234,881        356,435
Glanbia PLC                                               77,886        392,421
Greencore Group PLC                                       78,138        473,521
McInerney Holdings PLC                                     8,299        172,539
Paddy Power PLC                                           10,354        272,898
United Drug PLC                                           44,263        232,448
                                                                   ------------
Total Ireland                                                         2,121,985
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


                                    WisdomTree International Dividend Funds   53

WisdomTree Europe SmallCap Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares   U.S. $ Value
-------------------------------------------------------------------------------
Italy - 7.1%
AEM Torino SpA                                           161,111   $    542,055
Astaldi SpA                                               18,937        187,547
Azimut Holding SpA                                        11,235        165,258
Banca Intermobiliare SpA(a)                               61,184        659,705
Banca Popolare dell'Etruria e del Lazio(a)                10,492        212,150
Banca Popolare di Intra Scarl(a)                           9,189        155,101
Banca Profilo SpA                                         92,331        331,847
Banco di Desio e della Brianza SpA                        18,133        233,533
Brembo SpA                                                22,491        302,383
Caltagirone SpA                                           17,489        204,868
Cementir - Cementerie del Tirreno SpA                     28,439        359,448
COFIDE - Compagnia Finanziaria De Benedetti SpA          107,764        186,055
Credito Artigiano SpA                                     64,166        327,992
Cremonini SpA                                            180,871        649,468
ERGO Previdenza SpA(a)                                    38,933        276,749
Fiera Milano SpA                                          14,578        172,709
Gewiss SpA                                                18,569        160,173
GranitiFiandre SpA                                         6,664         75,668
I.M.A. - Industria Macchine Automatiche SpA               16,201        301,492
Indesit Co. SpA                                           46,628        993,102
Interpump Group SpA                                       21,662        241,352
Isagro SpA                                                12,533        125,709
Marzotto SpA                                              33,828        157,831
Mirato SpA                                                 6,585         80,731
Navigazione Montanari SpA                                 33,100        175,363
Permasteelisa SpA                                          7,355        186,022
Piccolo Credito Valtellinese Scarl                        39,926        658,498
Premafin Finanziaria SpA                                  35,160        112,445
Premuda SpA                                              102,210        214,426
Recordati SpA                                             57,860        458,656
Societa Iniziative Autostradali e Servizi SpA             59,222        927,869
SOGEFI SpA                                                41,148        391,909
SOL SpA                                                   17,736        122,296
Vittoria Assicurazioni SpA                                 6,379        105,124
                                                                   ------------
Total Italy                                                          10,455,534
--------------------------------------------------------------------------------
Netherlands - 3.8%

ARCADIS N.V.                                               3,324        212,388
Beter Bed Holding N.V.                                    10,000        336,781
Heijmans N.V.                                             10,682        606,740
Imtech N.V.                                                8,964        642,561
Koninklijke Wessanen N.V.                                 54,204        814,615
Macintosh Retail Group N.V.                                7,475        298,411
OCE N.V.                                                  61,268      1,118,962
Smit Internationale N.V.                                   7,649        487,207
Telegraaf Media Groep N.V.                                16,005        547,540
Ten Cate N.V.                                              7,804        299,183
Wegener N.V.                                               9,005        184,960
                                                                   ------------
Total Netherlands                                                     5,549,348
--------------------------------------------------------------------------------
Norway - 4.4%
ABG Sundal Collier ASA                                   399,020        921,705
Acta Holding ASA                                         280,728      1,554,464
Aker Yards ASA                                            54,485        937,227
Camillo Eitzen & Co. ASA                                  37,644        394,688
Expert ASA                                                12,817        254,068
Hafslund ASA Class B                                      14,122        323,894
Leroy Seafood Group ASA                                    5,005        108,232
Solstad Offshore ASA                                       7,205        171,151
Sparebanken Midt-Norge                                    52,588        684,908
Tomra Systems ASA                                         33,228        238,156
Veidekke ASA                                              16,178        911,720
                                                                   ------------
Total Norway                                                          6,500,213
--------------------------------------------------------------------------------
Portugal - 1.5%
Corticeira Amorim-Industria S.A.                          47,554        132,300
Finibanco Holding SGPS S.A.                               31,558        162,573
Mota-Engil, SGPS, S.A.(a)                                 56,760        448,048
SAG Gest-Solucoes Automovel Globais, SGPS, S.A.          171,652        429,570
Semapa-Sociedade de Investimento e Gestao, SGPS, S.A.     72,900      1,108,207
                                                                   ------------
Total Portugal                                                        2,280,698
--------------------------------------------------------------------------------
Spain - 2.0%
Campofrio Alimentacion S.A.                               23,936        436,515
Europistas, Concesionaria Espanola S.A.                   30,112        318,264
FAES FARMA, S.A.(a)                                       19,108        483,277
Grupo Duro Felguera S.A.(a)                               16,727        203,513
Grupo Empresarial Ence S.A.(a)                             8,492        545,989
Miquel y Costas & Miquel, S.A.                             3,878        137,624
Prosegur Cia de Seguridad S.A.                            12,175        460,110
Tubacex S.A.                                              17,253        137,798
Tubos Reunidos, S.A.                                       7,409        189,064
                                                                   ------------
Total Spain                                                           2,912,154
--------------------------------------------------------------------------------
Sweden - 9.0%
AddTech AB Class B                                        11,117        237,279
Axfood AB                                                 30,955      1,217,710
Bergman & Beving AB Class B                                7,411        226,045
Bilia AB Class A                                          30,638        589,520
Billerud AB                                               35,838        535,059
Cardo AB                                                  15,922        608,186
Clas Ohlson AB Class B(a)                                 24,522        512,033
D. Carnegie & Co. AB(a)                                   62,305      1,289,862
Fabege AB(a)                                              72,526      1,814,158
Intrum Justitia AB                                        38,855        520,570
Invik & Co. AB                                             7,411        195,941
JM AB                                                     25,343        868,715
Kungsleden Fastighets AB                                  86,354      1,544,651
NCC AB Class B                                            28,544        913,346
Nibe Industrier AB Class B                                11,522        186,803
ORC Software AB                                           13,617        290,153
Peab AB                                                   24,649        737,773
SSAB Svenskt Stal AB Series B                             22,549        644,386
Svenska Handelsbanken Class B                             12,116        357,465
                                                                   ------------
Total Sweden                                                         13,289,655
--------------------------------------------------------------------------------
Switzerland - 0.4%
Ascom Holding AG                                           6,389        110,426

                       See Notes to Financial Statements.


54   WisdomTree International Dividend Funds

WisdomTree Europe SmallCap Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares   U.S. $ Value
-------------------------------------------------------------------------------
Kudelski S.A.                                              6,508   $    228,164
Swiss Steel AG                                             2,710        231,087
                                                                   ------------
Total Switzerland                                                       569,677
--------------------------------------------------------------------------------
United Kingdom - 45.5%
Abacus Group PLC                                          51,678        146,717
Abbot Group PLC                                           67,481        351,069
Aero Inventory PLC                                        27,400        200,991
Aga Foodservice Group PLC                                 51,133        398,902
Aggreko PLC                                               82,073        817,747
Alexon Group PLC                                          56,118        229,490
Amstrad PLC                                               62,429        175,709
Arla Foods UK PLC                                        237,482        328,379
Atkins WS PLC                                             23,069        439,116
Babcock International Group PLC                           40,142        314,930
Beazley Group PLC                                        187,585        581,313
Bespak PLC                                                11,946        182,170
Big Yellow Group PLC                                      12,102        158,677
Bodycote International PLC                               118,408        721,685
Bovis Homes Group PLC                                     46,713      1,055,467
BPP Holdings PLC                                          22,278        277,026
Brewin Dolphin Holdings PLC                               87,866        318,822
Brit Insurance Holdings PLC                              319,178      2,018,912
British Polythene Industries                              23,615        231,123
BSS Group PLC                                             21,344        202,303
Business Post Group PLC                                   24,625        221,689
Capital & Regional PLC                                    15,810        477,538
Carillion PLC                                             94,821        745,303
Castings PLC                                              28,372        150,248
Centaur Media PLC                                         42,942        117,914
Charles Taylor Consulting PLC                             19,941        161,334
Chaucer Holdings PLC                                     198,917        366,737
Chemring Group PLC                                         4,988        181,674
Chesnara PLC                                             112,203        407,128
Chloride Group PLC                                        64,778        206,778
Clarkson PLC                                               8,305        158,003
Clinton Cards PLC                                        287,944        345,915
Cranswick PLC                                             14,679        270,632
Crest Nicholson PLC                                       42,945        521,806
Croda International PLC                                   47,445        593,699
Dairy Crest Group PLC                                     77,388      1,011,647
Dart Group PLC                                            33,804         86,855
Datamonitor PLC                                           15,844        183,502
Davis Service Group PLC                                  104,067      1,188,951
Dawson Holdings PLC                                      103,792        219,858
De La Rue PLC                                             81,202      1,138,748
Dechra Pharmaceuticals PLC                                19,007        118,642
Devro PLC                                                 85,037        226,831
Diploma PLC                                               12,253        216,051
Domestic & General Group PLC                              14,988        344,529
Domino Printing Sciences PLC                              36,882        261,865
Domino's Pizza UK & IRL PLC                               11,183        142,131
DS Smith PLC                                             311,070      1,365,138
DTZ Holdings PLC                                          12,695        164,834
E2V Technologies PLC                                      21,037        159,680
Elementis PLC                                            131,256        231,051
Ennstone PLC                                             226,818        209,089
Enterprise PLC                                            21,260        249,773
Euromoney Institutional Investor PLC                      53,053        624,333
Expro International Group PLC                             18,055        312,689
Fenner PLC                                                68,795        289,090
Findel PLC                                                35,392        481,748
FKI PLC                                                  360,970        823,037
Forth Ports PLC                                           15,809        643,395
Future PLC                                               279,782        230,475
Galliford Try PLC                                         71,357        239,325
Game Group PLC                                           136,356        375,756
Games Workshop Group PLC                                  31,623        218,634
Genus PLC                                                 14,550        175,506
Go-Ahead Group PLC                                        19,563        978,432
Greggs PLC                                                 4,970        471,311
Halfords Group PLC                                       138,387      1,037,522
Halma PLC                                                191,372        826,703
Hardy Underwriting Group PLC                              21,640        120,964
Headlam Group PLC                                         38,213        447,446
Helphire PLC                                              32,253        279,607
Highway Insurance Holdings PLC                           237,880        331,262
Hill & Smith Holdings PLC                                 22,602        152,940
HMV Group PLC                                            296,815        643,285
Holidaybreak PLC                                          29,008        435,245
Homeserve PLC                                             12,012        420,070
Hornby PLC                                                18,265        105,860
Hunting PLC                                               24,774        367,344
IG Group Holdings PLC                                     30,093        175,446
Interior Services Group PLC                               16,788        105,038
Intermediate Capital Group PLC                            31,591      1,210,718
Interserve PLC                                            57,160        545,699
ITE Group PLC                                             77,805        239,205
J D Wetherspoon PLC                                       24,595        362,278
James Fisher & Sons PLC                                   14,216        168,132
James Halstead PLC                                        35,079        409,373
Jardine Lloyd Thompson Group PLC                         166,434      1,436,315
JJB Sports PLC                                           173,464        854,812
John Menzies PLC                                          37,258        387,668
Keller Group PLC                                          17,818        321,865
Kensington Group PLC                                      19,031        248,221
Kier Group PLC                                             7,613        358,511
Kiln PLC                                                 163,939        379,419
Laird Group PLC                                           68,994        738,178
Liontrust Asset Management PLC                            17,122        131,558
London Scottish Bank PLC                                  98,224        222,994
Lookers PLC                                               47,496        190,039
Luminar PLC                                               29,084        430,681
Majestic Wine PLC                                         18,200        139,217
Marshalls PLC                                             85,632        582,382
McBride PLC                                               69,910        328,740
McKay Securities PLC                                      17,470        159,760

                       See Notes to Financial Statements.


                                    WisdomTree International Dividend Funds   55

Schedule of Investments (concluded)

WisdomTree Europe SmallCap Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Metalrax Group PLC                                       157,652   $    247,369
Mitie Group PLC                                           82,257        371,473
MJ Gleeson Group PLC                                      21,611        174,421
Morgan Sindall PLC                                        15,881        390,287
Morse PLC                                                149,925        272,736
Mothercare PLC                                            35,729        285,214
MP Evans Group PLC                                        27,012        162,516
N. Brown Group PLC                                        99,330        631,707
Nichols PLC                                               21,725        130,878
Northern Foods PLC                                       645,685      1,567,186
Northgate PLC                                             23,690        501,351
Numis Corp PLC                                            28,059        170,604
Office2office PLC                                         40,799        179,847
Pendragon PLC                                            252,743        599,818
Premier Foods PLC                                        183,039      1,050,983
Psion PLC                                                 61,653        204,360
PZ Cussons PLC                                           153,591        515,883
RAB Capital PLC                                           70,317        136,192
Redrow PLC                                                57,800        738,580
Renishaw PLC                                              30,445        450,835
Rensburg Sheppards PLC                                    12,662        216,434
Restaurant Group PLC                                      67,168        480,851
Ricardo PLC                                               27,850        192,275
RM PLC                                                    66,225        247,116
Robert Walters PLC                                        13,456         84,322
ROK PLC                                                    8,684        182,331
Rotork PLC                                                29,499        490,345
royalblue group PLC                                        6,891        150,024
RPC Group PLC                                             58,436        289,972
RPS Group PLC                                             30,023        191,525
Savills PLC                                               43,473        564,459
Schroders PLC                                             27,748        637,844
Senior PLC                                               167,792        265,747
Severfield-Rowen PLC                                       6,727        243,429
Shanks Group PLC                                         112,913        596,286
SMG PLC                                                  218,025        271,541
Spectris PLC                                              43,486        750,563
Speedy Hire PLC                                            9,439        216,604
Spirax-Sarco Engineering PLC                              26,934        544,910
SSL International PLC                                     59,637        468,168
St. Ives Group PLC                                       115,129        706,780
T. Clarke PLC                                             42,480        191,840
TDG PLC                                                   73,566        418,437
Ted Baker PLC                                             15,151        174,138
Thorntons PLC                                             52,943        189,508
Titan Europe PLC                                          36,707        167,029
Topps Tiles PLC                                          110,167        649,308
TT electronics PLC                                       142,076        667,392
Ultra Electronics Holdings PLC                            14,868        363,059
Umbro PLC                                                 82,003        270,205
Umeco PLC                                                 25,024        230,557
Uniq PLC                                                  80,783        303,816
UNITE Group PLC                                           13,865        141,137
UTV PLC                                                   31,524        264,785
Vitec Group (The) PLC                                     19,430        226,368
Vp PLC                                                    16,386        115,699
VT Group PLC                                              54,611        526,452
White Young Green PLC                                     10,800         92,144
Wilmington Group PLC                                      25,467        127,122
Wincanton PLC                                             64,344        469,784
Woolworths Group PLC                                   1,154,492        696,291
WSP Group PLC                                             13,225        180,794
Xansa PLC                                                239,587        410,000
XP Power PLC                                              12,050        124,553
Yule Catto & Co. PLC                                     115,263        539,179
Zetex PLC                                                100,323        176,600
                                                                   ------------
Total United Kingdom                                                 67,044,312
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $133,999,470)                                                146,355,895
================================================================================
RIGHTS* - 0.0%
Sweden - 0.0%
Fabege AB, expiring on 4/24/07 (Cost: $0)                 69,626             --
================================================================================
TOTAL LONG-TERM INVESTMENTS
(Cost: $133,999,470)                                                146,355,895
================================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 7.5%
MONEY MARKET FUNDS(b) - 7.5%
UBS Enhanced Yield Portfolio, 5.25%                    5,611,645      5,611,645
UBS Private Money Market Fund LLC, 5.26%               5,479,413      5,479,413
                                                                   ------------
TOTAL INVESTMENTS OF CASH COLLATERAL
FOR SECURITIES LOANED
(Cost: $11,091,058)(c)                                               11,091,058
================================================================================
TOTAL INVESTMENTS IN SECURITIES - 106.9%
(Cost: $145,090,528)                                                157,446,953
Liabilities in Excess of Foreign Currency and
Other Assets - (6.9)%                                               (10,131,410)
                                                                   -------------
NET ASSETS - 100.0%                                                $147,315,543
================================================================================

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at March 31, 2007 (See Note 2).

(b)   Interest rates shown reflect yields as of March 31, 2007.

(c) At March 31, 2007, the total market value of the Fund's securities on loan was $10,549,859 and the total market value of the collateral held by the Fund was $11,091,058.

                       See Notes to Financial Statements.


56   WisdomTree International Dividend Funds

Schedule of Investments

WisdomTree Japan Total Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares   U.S. $ Value
-------------------------------------------------------------------------------
Japan - 99.5%
COMMON STOCKS - 99.5%
Advertising - 0.1%
Hakuhodo DY Holdings, Inc.                                   900   $     62,808
--------------------------------------------------------------------------------
Agriculture - 0.9%
Japan Tobacco, Inc.                                           90        441,330
--------------------------------------------------------------------------------
Airlines - 0.1%
All Nippon Airways Co., Ltd.                              18,000         70,582
--------------------------------------------------------------------------------
Apparel - 0.2%
Onward Kashiyama Co., Ltd.                                 8,160        113,269
--------------------------------------------------------------------------------
Auto Manufacturers - 12.5%
Daihatsu Motor Co., Ltd.                                   9,000         85,522
Fuji Heavy Industries Ltd.                                18,000         93,297
Hino Motors Ltd.                                           9,000         47,868
Honda Motor Co., Ltd.                                     25,400        884,133
Isuzu Motors Ltd.                                         27,000        135,143
Mazda Motor Corp.                                          9,000         49,697
Nissan Motor Co., Ltd.                                   112,100      1,199,087
Suzuki Motor Corp.                                         3,600         93,297
Toyota Motor Corp.                                        60,200      3,849,332
                                                                   ------------
Total Auto Manufacturers                                              6,437,376
--------------------------------------------------------------------------------
Auto Parts & Equipment - 2.5%
Aisin Seiki Co., Ltd.                                      2,700         94,440
Bridgestone Corp.                                          9,900        197,455
DENSO CORP.                                               10,800        400,626
JTEKT Corp.                                                3,600         62,960
NGK Spark Plug Co., Ltd.                                   2,000         37,349
NHK Spring Co., Ltd.                                       9,000         90,172
NOK Corp.                                                  2,700         45,848
Sumitomo Rubber Industries, Inc.                           6,300         68,882
Tokai Rika Co., Ltd.                                       3,300         78,116
Toyoda Gosei Co., Ltd.                                     3,600         84,912
Toyota Boshoku Corp.                                       4,500        106,331
                                                                   ------------
Total Auto Parts & Equipment                                          1,267,091
--------------------------------------------------------------------------------
Banks - 6.3%
Bank of Fukuoka Ltd. (The)                                 9,000         72,488
Bank of Kyoto Ltd. (The)                                   9,000        103,129
Bank of Yokohama Ltd. (The)                               18,000        134,000
Chiba Bank Ltd. (The)                                      9,000         79,272
Chugoku Bank Ltd. (The)                                    9,000        118,069
Gunma Bank Ltd. (The)                                      9,000         63,646
Hachijuni Bank Ltd. (The)                                  9,000         62,503
Hiroshima Bank Ltd. (The)                                  9,000         49,469
Hokuhoku Financial Group, Inc.                            18,000         61,893
Iyo Bank Ltd. (The)                                        9,000         90,248
Joyo Bank Ltd. (The)                                       9,000         56,100
Mitsubishi UFJ Financial Group, Inc.                          74        833,537
Mitsui Trust Holdings, Inc.                                9,000         88,571
Mizuho Financial Group, Inc.                                  63        404,970
Mizuho Trust & Banking Co., Ltd.                          27,000         59,682
Nishi-Nippon City Bank Ltd. (The)                         18,000         79,729
Shinsei Bank Ltd.                                          9,000         43,066
Shizuoka Bank Ltd. (The)                                   9,000         95,660
Sumitomo Mitsui Financial Group, Inc.                         27        244,675
Sumitomo Trust & Banking Co., Ltd. (The)                  36,000        374,711
Suruga Bank Ltd.                                           9,000        117,078
                                                                   ------------
Total Banks                                                           3,232,496
--------------------------------------------------------------------------------
Beverages - 0.7%
Asahi Breweries Ltd.                                       7,200        115,249
Coca-Cola West Japan Co., Ltd.                             2,700         58,425
ITO EN, Ltd.                                               1,800         58,539
Kirin Brewery Co., Ltd.                                    9,000        129,731
                                                                   ------------
Total Beverages                                                         361,944
--------------------------------------------------------------------------------
Building Materials - 1.4%
Asahi Glass Co., Ltd.                                     18,000        252,907
Daikin Industries Ltd.                                     1,800         62,503
JS Group Corp.                                             7,200        155,799
Matsushita Electric Works Ltd.                             9,000        102,977
Nippon Sheet Glass Co., Ltd.                              17,000         88,977
Taiheiyo Cement Corp.                                     18,000         79,424
                                                                   ------------
Total Building Materials                                                742,587
--------------------------------------------------------------------------------
Chemicals - 3.1%
Asahi Kasei Corp.                                         18,000        130,798
Daicel Chemical Industries Ltd.                            9,000         61,359
Dainippon Ink & Chemicals, Inc.                           18,000         71,344
Hitachi Chemical Co., Ltd.                                 2,700         63,341
JSR Corp.                                                  2,700         62,198
Kaneka Corp.                                               9,000         85,674
Mitsubishi Gas Chemical Co., Inc.                          9,000         86,132
Mitsui Chemicals, Inc.                                     9,000         78,509
Nitto Denko Corp.                                          1,800         84,302
Shin-Etsu Chemical Co., Ltd.                               2,700        164,413
Showa Denko K.K.                                          18,000         67,533
Sumitomo Chemical Co., Ltd.                               18,000        135,677
Taiyo Nippon Sanso Corp.                                   9,000         81,101
Tokuyama Corp.                                             9,000        157,020
Tosoh Corp.                                               18,000         92,534
Ube Industries Ltd.                                       27,000         85,522
Zeon Corp.                                                 9,000         92,763
                                                                   ------------
Total Chemicals                                                       1,600,220
--------------------------------------------------------------------------------
Commercial Services - 1.2%
Dai Nippon Printing Co., Ltd.                             11,000        172,721
Kamigumi Co., Ltd.                                         9,000         77,290
Park24 Co., Ltd.                                           5,300         71,145
Secom Co., Ltd.                                            2,700        125,082
Sohgo Security Services Co., Ltd.                          3,600         65,856
Toppan Printing Co., Ltd.                                  9,000         93,754
                                                                   ------------
Total Commercial Services                                               605,848
--------------------------------------------------------------------------------
Computers - 1.0%
CSK Holdings Corp.                                         1,800         75,308
Fujitsu Ltd.                                              18,000        119,670

                       See Notes to Financial Statements.


                                    WisdomTree International Dividend Funds   57

WisdomTree Japan Total Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares   U.S. $ Value
-------------------------------------------------------------------------------
Itochu Techno-Solutions Corp.                              1,100   $     52,636
Otsuka Corp.                                                 900         85,979
TDK Corp.                                                  1,800        155,799
                                                                   ------------
Total Computers                                                         489,392
--------------------------------------------------------------------------------
Cosmetics/Personal Care - 1.1%
Kao Corp.                                                 10,000        292,188
KOSE Corp.                                                 1,800         53,051
Shiseido Co., Ltd.                                         9,000        182,553
UniCharm Corp.                                               900         56,862
                                                                   ------------
Total Cosmetics/Personal Care                                           584,654
--------------------------------------------------------------------------------
Distribution/Wholesale - 3.8%
Canon Marketing Japan, Inc.                                3,600         75,308
Hitachi High-Technologies Corp.                            2,700         73,631
ITOCHU Corp.                                              27,000        267,084
Marubeni Corp.                                            18,000        109,151
Mitsubishi Corp.                                          22,700        525,806
Mitsui & Co., Ltd.                                        27,000        503,070
Sumitomo Corp.                                            18,100        324,980
Tokai Corp.                                                1,000          3,820
Toyota Tsusho Corp.                                        3,600         91,772
                                                                   ------------
Total Distribution/Wholesale                                          1,974,622
--------------------------------------------------------------------------------
Diversified Financial Services - 2.7%
Daiwa Securities Group, Inc.                              27,000        325,395
Mitsubishi UFJ Securities Co.                              7,000         79,797
Nikko Cordial Corp.                                       27,000        384,849
Nomura Holdings, Inc.                                     24,500        509,400
Shinko Securities Co., Ltd.                               18,000         91,010
                                                                   ------------
Total Diversified Financial Services                                  1,390,451
--------------------------------------------------------------------------------
Electric - 8.3%
Chubu Electric Power Co., Inc.                            20,800        713,445
Chugoku Electric Power Co., Inc. (The)                    10,800        241,016
Electric Power Development Co.                             3,600        180,800
Hokkaido Electric Power Co., Inc.                          5,400        143,146
Hokuriku Electric Power Co.                                5,400        119,136
Kansai Electric Power Co., Inc. (The)                     24,500        703,409
Kyushu Electric Power Co., Inc.                           15,300        434,089
Shikoku Electric Power Co., Inc.(a)                        6,300        150,197
Tohoku Electric Power Co., Inc.                           12,600        319,068
Tokyo Electric Power Co., Inc. (The)                      36,300      1,238,950
                                                                   ------------
Total Electric                                                        4,243,256
--------------------------------------------------------------------------------
Electrical Components & Equipment - 3.6%
Brother Industries Ltd.                                    7,000         94,618
Casio Computer Co., Ltd.                                   4,500         98,327
Fujikura Ltd.                                              9,000         63,341
Hitachi Cable Ltd.                                        15,000         85,242
Hitachi Ltd.                                              63,000        487,674
Mitsubishi Electric Corp.                                 18,000        185,069
Sharp Corp.                                               18,000        346,051
Stanley Electric Co., Ltd.                                 3,600         73,021
Sumitomo Electric Industries Ltd.                          6,300         95,614
Toshiba Corp.                                             36,000        239,949
USHIO INC.                                                 3,600         69,363
                                                                   ------------
Total Electrical Components & Equipment                               1,838,269
--------------------------------------------------------------------------------
Electronics - 3.2%
Advantest Corp.                                            1,800         79,729
Fanuc Ltd.                                                 1,800        167,233
Hirose Electric Co., Ltd.                                    900        108,008
Hoya Corp.                                                 7,200        238,425
IBIDEN Co., Ltd.                                           1,800         93,144
Keyence Corp.                                                200         45,039
Kyocera Corp.                                              2,700        254,050
Mabuchi Motor Co., Ltd.                                    1,500         92,611
MINEBEA CO., Ltd.                                          9,000         55,643
NEC Corp.                                                 27,000        144,518
NGK Insulators Ltd.                                        9,000        185,221
Nippon Electric Glass Co., Ltd.                            5,000         87,444
Yokogawa Electric Corp.                                    5,400         82,595
                                                                   ------------
Total Electronics                                                     1,633,660
--------------------------------------------------------------------------------
Engineering & Construction - 0.9%
Chiyoda Corp.                                              2,000         43,786
JGC Corp.                                                  6,000         98,276
Kajima Corp.                                              18,000         91,772
Obayashi Corp.                                             9,000         57,929
Shimizu Corp.                                             16,000         97,972
Taisei Corp.                                              18,000         66,619
                                                                   ------------
Total Engineering & Construction                                        456,354
--------------------------------------------------------------------------------
Entertainment - 0.4%
Oriental Land Co., Ltd.                                    1,600         94,991
Toho Co., Ltd.                                             4,500         87,656
                                                                   ------------
Total Entertainment                                                     182,647
--------------------------------------------------------------------------------
Environmental Control - 0.2%
Kurita Water Industries Ltd.                               3,600         86,894
--------------------------------------------------------------------------------
Food - 1.9%
Ajinomoto Co., Inc.                                        9,000        103,358
Kikkoman Corp.                                             9,000        115,096
Meiji Dairies Corp.                                        9,000         70,506
Meiji Seika Kaisha Ltd.                                   18,000         83,388
Nippon Meat Packers, Inc.                                  9,000        109,837
Nisshin Seifun Group, Inc.                                 8,000         81,237
Nissin Food Products Co., Ltd.                             1,800         65,856
Toyo Suisan Kaisha Ltd.                                    9,000        176,838
Yakult Honsha Co., Ltd.                                    3,600         91,772
Yamazaki Baking Co., Ltd.                                  9,000         81,939
                                                                   ------------
Total Food                                                              979,827
--------------------------------------------------------------------------------
Forest Products & Paper - 0.3%
OJI Paper Co., Ltd.                                       27,000        142,918
--------------------------------------------------------------------------------
Gas - 1.2%
Osaka Gas Co., Ltd.                                       45,000        174,169
Saibu Gas Co., Ltd.                                       35,000         83,887

                       See Notes to Financial Statements.


58   WisdomTree International Dividend Funds

WisdomTree Japan Total Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares   U.S. $ Value
-------------------------------------------------------------------------------
TOHO GAS Co., Ltd.                                        18,000   $     92,382
Tokyo Gas Co., Ltd.                                       45,000        250,392
                                                                   ------------
Total Gas                                                               600,830
--------------------------------------------------------------------------------
Hand/Machine Tools - 0.7%
Fuji Electric Holdings Co., Ltd.                          18,000         83,388
Makita Corp.                                               2,700         99,928
SMC Corp.                                                    900        120,508
THK Co., Ltd.                                              2,700         63,455
                                                                   ------------
Total Hand/Machine Tools                                                367,279
--------------------------------------------------------------------------------
Healthcare-Products - 0.3%
Shimadzu Corp.                                             9,000         77,824
Terumo Corp.                                               1,800         69,972
                                                                   ------------
Total Healthcare-Products                                               147,796
--------------------------------------------------------------------------------
Home Builders - 0.8%
Daiwa House Industry Co., Ltd.                             9,000        147,339
Sekisui Chemical Co., Ltd.                                 9,000         71,573
Sekisui House, Ltd.                                       11,000        170,857
                                                                   ------------
Total Home Builders                                                     389,769
--------------------------------------------------------------------------------
Home Furnishings - 1.9%
Matsushita Electric Industrial Co., Ltd.                  25,000        502,858
Pioneer Corp.                                              4,500         58,692
Sony Corp.                                                 6,300        319,602
Yamaha Corp.                                               3,600         80,186
                                                                   ------------
Total Home Furnishings                                                  961,338
--------------------------------------------------------------------------------
Housewares - 0.2%
TOTO Ltd.                                                  9,000         90,019
--------------------------------------------------------------------------------
Insurance - 1.2%
Aioi Insurance Co., Ltd.                                   9,000         62,655
Mitsui Sumitomo Insurance Co., Ltd.                       18,000        225,467
Nipponkoa Insurance Co., Ltd.                              9,000         76,985
Sompo Japan Insurance, Inc.                                9,000        111,971
T&D Holdings, Inc.                                         1,800        123,938
                                                                   ------------
Total Insurance                                                         601,016
--------------------------------------------------------------------------------
Internet - 0.5%
SBI Holdings, Inc.                                           181         68,522
Trend Micro, Inc.                                          4,500        122,718
Yahoo Japan Corp.                                            175         60,248
                                                                   ------------
Total Internet                                                          251,488
--------------------------------------------------------------------------------
Iron/Steel - 4.2%
Daido Steel Co., Ltd.                                      9,000         58,310
Hitachi Metals Ltd.                                        9,000         99,852
JFE Holdings, Inc.                                         7,200        425,018
Kobe Steel Ltd.                                           36,000        144,823
Nippon Steel Corp.                                       108,000        757,350
Nisshin Steel Co., Ltd.                                   27,000        116,163
Sumitomo Metal Industries Ltd.                            99,000        510,616
Tokyo Steel Manufacturing Co., Ltd.                        3,600         52,929
                                                                   ------------
Total Iron/Steel                                                      2,165,061
--------------------------------------------------------------------------------
Leisure Time - 0.5%
Sankyo Co., Ltd.                                           1,600         70,193
Sega Sammy Holdings, Inc.                                  4,500        104,805
Yamaha Motor Co., Ltd.                                     2,700         75,461
                                                                   ------------
Total Leisure Time                                                      250,459
--------------------------------------------------------------------------------
Machinery-Construction & Mining - 0.6%
Hitachi Construction Machinery Co., Ltd.                   3,600         97,260
Komatsu Ltd.                                               9,000        189,033
                                                                   ------------
Total Machinery-Construction & Mining                                   286,293
--------------------------------------------------------------------------------
Machinery-Diversified - 0.9%
Amada Co., Ltd.                                            9,000        102,672
Japan Steel Works Ltd. (The)                               9,000        108,008
Kubota Corp.                                              18,000        157,475
Sumitomo Heavy Industries Ltd.                             9,000         89,486
                                                                   ------------
Total Machinery-Diversified                                             457,641
--------------------------------------------------------------------------------
Media - 0.4%
Nippon Television Network Corp.                              540         88,860
Tokyo Broadcasting System, Inc.                            2,700         99,700
                                                                   ------------
Total Media                                                             188,560
--------------------------------------------------------------------------------
Metal Fabricate/Hardware - 0.3%
NSK Ltd.                                                   9,000         85,675
NTN Corp.                                                  9,000         77,747
                                                                   ------------
Total Metal Fabricate/Hardware                                          163,422
--------------------------------------------------------------------------------
Mining - 0.8%
Dowa Holdings Co., Ltd.                                    9,000         91,315
Mitsubishi Materials Corp.                                18,000         85,217
Mitsui Mining & Smelting Co., Ltd.                        16,000         87,673
Sumitomo Metal Mining Co., Ltd.                            9,000        173,407
                                                                   ------------
Total Mining                                                            437,612
--------------------------------------------------------------------------------
Miscellaneous Manufacturing - 1.2%
Fuji Photo Film Co., Ltd.                                  4,500        183,697
Kawasaki Heavy Industries Ltd.                            27,000        114,105
Mitsubishi Heavy Industries Ltd.                          36,000        232,327
Nikon Corp.                                                2,000         42,092
Olympus Corp.                                              2,000         68,262
                                                                   ------------
Total Miscellaneous Manufacturing                                       640,483
--------------------------------------------------------------------------------
Office Furnishings - 0.1%
Kokuyo Co., Ltd.                                           4,500         59,416
--------------------------------------------------------------------------------
Office/Business Equipment - 2.8%
Canon Inc.                                                22,000      1,179,420
Ricoh Co., Ltd.                                            9,000        202,371
Seiko Epson Corp.                                          2,700         79,348
                                                                   ------------
Total Office/Business Equipment                                       1,461,139
--------------------------------------------------------------------------------
Oil & Gas - 1.6%
Cosmo Oil Co., Ltd.                                       18,000         75,308
Nippon Mining Holdings, Inc.                               9,000         77,519
Nippon Oil Corp.                                          27,000        218,607
Showa Shell Sekiyu K.K.                                   10,800        131,987
TonenGeneral Sekiyu K.K.                                  27,000        300,927
                                                                   ------------
Total Oil & Gas                                                         804,348
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


                                    WisdomTree International Dividend Funds   59

WisdomTree Japan Total Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares   U.S. $ Value
-------------------------------------------------------------------------------
Packaging & Containers - 0.1%
Toyo Seikan Kaisha Ltd.                                    3,600   $     72,412
--------------------------------------------------------------------------------
Pharmaceuticals - 4.9%
Astellas Pharma, Inc.                                      8,100        348,491
Chugai Pharmaceutical Co., Ltd.                            7,200        181,715
Dainippon Sumitomo Pharma Co., Ltd.                        9,000         95,964
Eisai Co., Ltd.                                            5,400        258,395
Hisamitsu Pharmaceutical Co., Inc.                         2,500         73,682
Kyowa Hakko Kogyo Co., Ltd.                               16,000        147,703
Mediceo Paltac Holdings Co., Ltd.                          3,600         68,448
Shionogi & Co., Ltd.                                       2,000         35,909
Suzuken Co., Ltd.                                          1,900         67,262
Taisho Pharmaceutical Co., Ltd.                            7,000        128,054
Takeda Pharmaceutical Co., Ltd.                           15,800      1,034,377
Tanabe Seiyaku Co., Ltd.                                   7,000         95,033
                                                                   ------------
Total Pharmaceuticals                                                 2,535,033
--------------------------------------------------------------------------------
Real Estate - 1.7%
Daito Trust Construction Co., Ltd.                         1,800         84,607
Leopalace21 Corp.                                          1,800         59,454
Mitsubishi Estate Co., Ltd.                                9,000        294,981
Mitsui Fudosan Co., Ltd.                                   2,000         58,607
Sumitomo Realty & Development Co., Ltd.                    2,000         75,715
Tokyo Tatemono Co., Ltd.                                   9,000        135,524
Tokyu Land Corp.                                           9,000        102,367
Urban Corp.                                                4,600         67,437
                                                                   ------------
Total Real Estate                                                       878,692
--------------------------------------------------------------------------------
Retail - 2.7%
AEON Co., Ltd.                                             5,400        107,474
Citizen Watch Co., Ltd.                                    7,200         67,442
Daimaru, Inc. (The)                                        9,000        116,392
FamilyMart Co., Ltd.                                       2,700         75,003
Fast Retailing Co., Ltd.                                   1,800        139,487
Isetan Co., Ltd.                                           3,600         62,655
Izumi Co., Ltd.                                            3,800         70,481
Lawson, Inc.                                               2,700        103,587
Marui Co., Ltd.                                            5,400         66,085
Mitsukoshi Ltd.                                           16,000         73,309
Nitori Co., Ltd.                                           1,350         67,000
Shimamura Co., Ltd.                                          900         98,785
Takashimaya Co., Ltd.                                      9,000        110,599
UNY Co., Ltd.                                              9,000        123,252
Yamada Denki Co., Ltd.                                       900         83,693
                                                                   ------------
Total Retail                                                          1,365,244
--------------------------------------------------------------------------------
Semiconductors - 0.5%
Shinko Electric Industries Co., Ltd.                       2,800         63,079
SUMCO Corp.                                                1,800         74,698
Tokyo Electron Ltd.                                        1,800        125,615
                                                                   ------------
Total Semiconductors                                                    263,392
--------------------------------------------------------------------------------
Shipbuilding - 0.2%
Mitsui Engineering & Shipbuilding Co., Ltd.               27,000        114,105
--------------------------------------------------------------------------------
Software - 1.2%
Konami Corp.                                               3,600         96,041
Nomura Research Institute Ltd.                             8,500        249,799
Oracle Corp. Japan                                         4,500        216,091
Square Enix Co., Ltd.                                      2,700         69,515
                                                                   ------------
Total Software                                                          631,446
--------------------------------------------------------------------------------
Storage/Warehousing - 0.3%
Mitsubishi Logistics Corp.                                 9,000        152,827
--------------------------------------------------------------------------------
Telecommunications - 6.4%
Hikari Tsushin, Inc.                                       1,700         77,315
Nippon Telegraph & Telephone Corp.                           227      1,197,722
NTT DoCoMo, Inc.                                           1,054      1,945,984
SOFTBANK CORP.                                             2,636         67,644
                                                                   ------------
Total Telecommunications                                              3,288,665
--------------------------------------------------------------------------------
Textiles - 0.6%
Kuraray Co., Ltd.                                          4,500         48,516
Mitsubishi Rayon Co., Ltd.                                 9,000         59,835
Teijin Ltd.                                                9,000         50,688
Toray Industries, Inc.                                    18,000        129,883
                                                                   ------------
Total Textiles                                                          288,922
--------------------------------------------------------------------------------
Transportation - 4.3%
East Japan Railway Co.                                        45        349,863
Hankyu Holdings, Inc.                                     18,000        108,694
Kawasaki Kisen Kaisha Ltd.                                18,000        170,434
Keihin Electric Express Railway Co., Ltd.(a)               9,000         68,905
Keio Corp.                                                 9,000         62,426
Keisei Electric Railway Co., Ltd.                         11,000         70,896
Kintetsu Corp.                                            18,000         56,557
Mitsui O.S.K. Lines Ltd.                                  36,000        398,798
Nagoya Railroad Co., Ltd.                                 18,000         55,185
Nippon Express Co., Ltd.                                  18,000        112,657
Nippon Yusen K.K.                                         36,000        288,122
Odakyu Electric Railway Co., Ltd.                          9,000         65,628
Seino Holdings Corp.                                       9,000         84,836
Tobu Railway Co., Ltd.                                    18,000         86,284
Tokyu Corp.                                                9,000         69,972
Yamato Holdings Co., Ltd.                                  9,000        144,823
                                                                   ------------
Total Transportation                                                  2,194,080
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $47,689,764)                                                  51,047,282
================================================================================
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%
MONEY MARKET FUNDS(b) - 0.2%
UBS Enhanced Yield Portfolio, 5.25%                       120,406       120,406
UBS Private Money Market Fund LLC, 5.26%                    1,389         1,389
                                                                    -----------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $121,795)(c)                                                     121,795
================================================================================

                       See Notes to Financial Statements.


60   WisdomTree International Dividend Funds

Schedule of Investments (concluded)

WisdomTree Japan Total Dividend Fund

March 31, 2007

===============================================================================
Investments                                               Shares   U.S. $ Value
-------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES - 99.7%
(Cost: $47,811,559)                                                $ 51,169,077
Foreign Currency and Other Assets in Excess of
Liabilities - 0.3%                                                      131,651
                                                                   ------------
NET ASSETS - 100.0%                                                $ 51,300,728
================================================================================

(a)   Security, or portion thereof, was on loan at March 31, 2007 (See Note 2).

(b)   Interest rates shown reflect yields as of March 31, 2007.

(c) At March 31, 2007, the total market value of the Fund's securities on loan was $115,678 and the total market value of the collateral held by the Fund was $121,795.

                       See Notes to Financial Statements.


                                    WisdomTree International Dividend Funds   61

Schedule of Investments

WisdomTree Japan High-Yielding Equity Fund

March 31, 2007

================================================================================
Investments                                               Shares   U.S. $ Value
-------------------------------------------------------------------------------
Japan - 99.2%
COMMON STOCKS - 99.2%
Agriculture - 0.1%
Hokuto Corp.                                               3,200   $     56,642
Nosan Corp.                                               15,000         38,111
                                                                   ------------
Total Agriculture                                                        94,753
--------------------------------------------------------------------------------
Apparel - 0.1%
Daidoh Ltd.                                                3,200         38,538
Nagaileben Co., Ltd.                                       1,600         33,674
                                                                   ------------
Total Apparel                                                            72,212
--------------------------------------------------------------------------------
Auto Manufacturers - 24.7%
Hino Motors Ltd.                                          32,000        170,197
Honda Motor Co., Ltd.                                     98,400      3,425,145
Kanto Auto Works Ltd.                                      4,800         60,775
Nippon Sharyo Ltd.                                        15,000         41,160
Nissan Motor Co., Ltd.                                   447,200      4,783,516
Shinmaywa Industries Ltd.                                 14,000         72,327
Toyota Auto Body Co., Ltd.                                 8,000        150,074
Toyota Motor Corp.                                       231,600     14,809,063
                                                                   ------------
Total Auto Manufacturers                                             23,512,257
--------------------------------------------------------------------------------
Auto Parts & Equipment - 0.7%
Bosch Corp.                                               34,000        153,767
Ichikoh Industries Ltd.                                   15,000         41,541
Nifco, Inc.                                                5,000        129,155
Sanden Corp.                                              16,000         69,922
T RAD Co., Ltd.                                            2,000          9,113
Toyo Tire & Rubber Co., Ltd.                              16,000         66,669
Yokohama Rubber Co., Ltd. (The)                           34,000        208,478
                                                                   ------------
Total Auto Parts & Equipment                                            678,645
--------------------------------------------------------------------------------
Banks - 0.6%
Bank of Yokohama Ltd. (The)                               63,000        468,999
Ehime Bank Ltd. (The)                                     16,000         55,422
Hokuetsu Bank Ltd. (The)                                  32,000         82,388
                                                                   ------------
Total Banks                                                             606,809
--------------------------------------------------------------------------------
Beverages - 0.2%
Coca-Cola West Japan Co., Ltd.                             6,400        138,489
Mercian Corp.                                             14,000         37,586
Mikuni Coca-Cola Bottling Co., Ltd.                        4,800         50,124
                                                                   ------------
Total Beverages                                                         226,199
--------------------------------------------------------------------------------
Building Materials - 1.8%
Asahi Organic Chemicals Industry Co., Ltd.                 2,000          8,452
Bunka Shutter Co., Ltd.                                    2,000         12,297
Central Glass Co., Ltd.                                   16,000        107,999
Cleanup Corp.                                              4,800         44,311
JS Group Corp.                                            28,800        623,197
Matsushita Electric Works Ltd.                            34,000        389,024
PanaHome Corp.                                            16,000        106,238
Sankyo-Tateyama Holdings, Inc.                            32,000         69,380
Sanwa Shutter Corp.                                       32,000        198,924
Takara Standard Co., Ltd.                                 14,000         80,627
Wood One Co., Ltd.                                         2,000         16,938
                                                                   ------------
Total Building Materials                                              1,657,387
--------------------------------------------------------------------------------
Chemicals - 1.3%
Aica Kogyo Co., Ltd.                                       4,800         65,613
Asahi Kasei Corp.                                         82,000        595,859
Earth Chemical Co., Ltd.                                   1,600         36,655
Gun-Ei Chemical Industry Co., Ltd.                        15,000         43,574
Koatsu Gas Kogyo Co., Ltd.                                 2,000         13,381
Nippon Kayaku Co., Ltd.                                   14,000        115,367
NOF Corp.                                                 16,000         81,575
Sanyo Chemical Industries Ltd.                            14,000         95,922
Takasago International Corp.                               2,000         10,654
Toagosei Co., Ltd.                                        18,000         74,698
Toyo Ink Manufacturing Co., Ltd.                          18,000         67,076
Yushiro Chemical Industry Co., Ltd.                        1,600         33,877
                                                                   ------------
Total Chemicals                                                       1,234,251
--------------------------------------------------------------------------------
Commercial Services - 0.3%
Kyodo Printing Co., Ltd.                                  14,000         54,304
Meitec Corp.                                               3,400        109,422
Secom Techno Service Co., Ltd.                               500         21,385
Toppan Forms Co., Ltd.                                     8,000        101,495
                                                                   ------------
Total Commercial Services                                               286,606
--------------------------------------------------------------------------------
Computers - 0.2%
Daiwabo Information System Co., Ltd.                         500          6,843
Hitachi Systems & Services Ltd.                            1,600         33,877
Information Services International-Dentsu Ltd.(a)          3,300         34,544
NEC Fielding Ltd.                                          4,800         63,011
                                                                   ------------
Total Computers                                                         138,275
--------------------------------------------------------------------------------
Cosmetics/Personal Care - 2.2%
Aderans Co., Ltd.                                          3,200         77,510
Kao Corp.                                                 46,000      1,344,061
Mandom Corp.                                               3,200         79,949
Shiseido Co., Ltd.                                        31,000        628,795
                                                                   ------------
Total Cosmetics/Personal Care                                         2,130,315
--------------------------------------------------------------------------------
Distribution/Wholesale - 4.4%
Advan Co., Ltd.                                            1,600         20,543
Doshisha Co., Ltd.                                         1,600         32,318
Hakuto Co., Ltd.                                           3,200         49,325
Hanwa Co., Ltd.                                           32,000        159,356
Impact 21 Co., Ltd.                                        1,600         28,118
Inaba Denki Sangyo Co., Ltd.                               1,700         59,318
Itochu Enex Co., Ltd.                                      8,000         60,436
Japan Pulp & Paper Co., Ltd.                              16,000         62,333
Mitsui & Co. Ltd.                                        110,000      2,049,545
Mitsuuroko Co., Ltd.                                       4,800         33,863
Ryoden Trading Co., Ltd.                                   1,000          8,300
Ryoyo Electro Corp.                                        4,800         62,076
San-Ai Oil Co., Ltd.                                       2,000          9,502
Sankyo Seiko Co., Ltd.                                     4,800         27,603
Shaddy Co., Ltd.                                           1,600         19,798
Sinanen Co., Ltd.                                          2,000         10,146

                       See Notes to Financial Statements.


62   WisdomTree International Dividend Funds

WisdomTree Japan High-Yielding Equity Fund

March 31, 2007

================================================================================
Investments                                               Shares   U.S. $ Value
-------------------------------------------------------------------------------
Sumitomo Corp.                                            76,300   $  1,369,943
Trusco Nakayama Corp.                                      3,200         64,637
                                                                   ------------
Total Distribution/Wholesale                                          4,127,160
--------------------------------------------------------------------------------
Diversified Financial Services - 3.4%
Daiwa Securities Group, Inc.                              96,000      1,156,959
Ichiyoshi Securities Co., Ltd.                             4,800         76,914
Mito Securities Co., Ltd.                                  4,000         20,428
Nikko Cordial Corp.                                      103,500      1,475,252
Okasan Holdings, Inc.                                     16,000        124,667
Sanyo Electric Credit Co., Ltd.                            3,200         87,538
Shinko Securities Co., Ltd.                               33,000        166,852
Tokai Tokyo Securities Co., Ltd.                          17,000        100,783
Toyo Securities Co., Ltd.                                  6,000         27,593
                                                                   ------------
Total Diversified Financial Services                                  3,236,986
--------------------------------------------------------------------------------
Electric - 16.8%
Chubu Electric Power Co., Inc.                            82,300      2,822,910
Chugoku Electric Power Co., Inc. (The)                    41,500        926,127
Hokkaido Electric Power Co., Inc.                         22,300        591,141
Hokuriku Electric Power Co.                               22,400        494,194
Kansai Electric Power Co., Inc. (The)                     94,600      2,716,020
Kyushu Electric Power Co., Inc.                           60,700      1,722,168
Shikoku Electric Power Co., Inc.                          25,800        615,092
Tohoku Electric Power Co., Inc.                           49,500      1,253,483
Tokyo Electric Power Co., Inc. (The)                     141,800      4,839,755
                                                                   ------------
Total Electric                                                       15,980,890
--------------------------------------------------------------------------------
Electrical Components & Equipment - 0.1%
Sumida Corp.                                               1,600         28,592
Toshiba TEC Corp.                                         17,000        101,503
                                                                   ------------
Total Electrical Components & Equipment                                 130,095
--------------------------------------------------------------------------------
Electronics - 0.5%
Eizo Nanao Corp.                                           1,600         52,712
Idec Corp.                                                 3,200         51,764
Kaga Electronics Co., Ltd.                                 1,600         28,660
Nidec Copal Electronics Corp.                              4,800         29,391
Nitto Kogyo Corp.                                          3,200         51,222
Ryosan Co., Ltd.                                           4,800        123,176
Sanshin Electronics Co., Ltd.                              3,200         40,083
Toyo Corp.(a)                                              1,600         21,166
Yamatake Corp.                                             4,800        110,980
                                                                   ------------
Total Electronics                                                       509,154
--------------------------------------------------------------------------------
Engineering & Construction - 0.8%
Airport Facilities Co., Ltd.                               4,800         30,286
Hibiya Engineering Ltd.                                    2,000         17,294
Hitachi Plant Technologies Ltd.                           16,000         96,346
Kyudenko Corp.                                             2,000         12,585
Maeda Road Construction Co., Ltd.                          2,000         15,753
Nippon Koei Co., Ltd.                                      6,000         18,192
Nishimatsu Construction Co., Ltd.(a)                      32,000        103,255
Okumura Corp.                                             16,000         87,538
Raito Kogyo Co., Ltd.                                      8,000         25,814
Sanki Engineering Co., Ltd.                                2,000         12,822
Taikisha Ltd.                                              4,800         54,515
Takasago Thermal Engineering Co., Ltd.                     3,000         27,059
TOA CORP.                                                 19,000         20,275
Toda Corp.                                                17,000         81,203
Toenec Corp.                                              13,000         54,830
Toshiba Plant Systems & Services Corp.                    14,000        106,118
Yurtec Corp.                                               2,000         10,570
                                                                   ------------
Total Engineering & Construction                                        774,455
--------------------------------------------------------------------------------
Food - 0.2%
Inageya Co., Ltd.                                          1,000          7,893
Morinaga & Co., Ltd.                                      31,000         72,725
Nagatanien Co., Ltd.                                       1,000          7,538
Nippon Beet Sugar Manufacturing Co., Ltd.                 16,000         46,208
Nissin Food Products Co., Ltd.                               195          7,134
Showa Sangyo Co., Ltd.                                    16,000         39,297
Yokohama Reito Co., Ltd.                                   1,000          7,910
                                                                   ------------
Total Food                                                              188,705
--------------------------------------------------------------------------------
Forest Products & Paper - 0.7%
Chuetsu Pulp & Paper Co., Ltd.                            16,000         34,554
Daiken Corp.                                              16,000         54,203
Hokuetsu Paper Mills Ltd.                                 16,000         82,117
OJI Paper Co., Ltd.                                       96,000        508,152
                                                                   ------------
Total Forest Products & Paper                                           679,026
--------------------------------------------------------------------------------
Gas - 1.1%
Osaka Gas Co., Ltd.                                      176,000        681,194
Saibu Gas Co., Ltd.                                       32,000         76,697
TOHO Gas Co., Ltd.                                        48,000        246,352
                                                                   ------------
Total Gas                                                             1,004,243
--------------------------------------------------------------------------------
Healthcare-Products - 0.3%
Nihon Kohden Corp.                                         3,200         74,529
Nipro Corp.                                                2,000         38,958
Paramount Bed Co., Ltd.(a)                                 3,200         62,875
Paris Miki, Inc.                                           8,000        132,120
                                                                   ------------
Total Healthcare-Products                                               308,482
--------------------------------------------------------------------------------
Home Builders - 0.0%
Mitsui Home Co., Ltd.                                      2,000         12,788
--------------------------------------------------------------------------------
Home Furnishings - 0.0%
France Bed Holdings Co., Ltd.                             16,000         32,386
TOA Corp.                                                  1,000          7,639
                                                                   ------------
Total Home Furnishings                                                   40,025
--------------------------------------------------------------------------------
Housewares - 0.1%
Sangetsu Co., Ltd.                                         5,000        118,780
--------------------------------------------------------------------------------
Insurance - 0.2%
Fuji Fire & Marine Insurance Co., Ltd. (The)              33,000        135,549
--------------------------------------------------------------------------------
Internet - 0.1%
Matsui Securities Co., Ltd.                               12,800        111,983
--------------------------------------------------------------------------------
Iron/Steel - 6.0%
JFE Holdings, Inc.                                        28,900      1,705,975
Kobe Steel Ltd.                                          128,000        514,927
Nippon Metal Industry Co., Ltd.                           16,000         72,496

                       See Notes to Financial Statements.


                                    WisdomTree International Dividend Funds   63

WisdomTree Japan High-Yielding Equity Fund

March 31, 2007

================================================================================
Investments                                               Shares   U.S. $ Value
-------------------------------------------------------------------------------
Nippon Steel Corp.                                       416,000   $  2,917,197
Nisshin Steel Co., Ltd.                                   80,000        344,188
Topy Industries Ltd.                                      16,000         64,230
Yodogawa Steel Works Ltd.                                 18,000        110,523
                                                                   ------------
Total Iron/Steel                                                      5,729,536
--------------------------------------------------------------------------------
Leisure Time - 0.5%
Daikoku Denki Co., Ltd.                                    1,600         29,066
Heiwa Corp.                                                6,400         78,919
Sega Sammy Holdings, Inc.                                 16,000        372,645
                                                                   ------------
Total Leisure Time                                                      480,630
--------------------------------------------------------------------------------
Machinery-Diversified - 0.2%
Max Co., Ltd.                                              1,000         15,084
Miura Co., Ltd.                                            3,200         82,930
Nitto Kohki Co., Ltd.                                      1,600         37,197
Tokyo Kikai Seisakusho Ltd.                               14,000         45,530
                                                                   ------------
Total Machinery-Diversified                                             180,741
--------------------------------------------------------------------------------
Metal Fabricate/Hardware - 0.1%
Kitz Corp.                                                 4,000         36,248
Oiles Corp.                                                1,860         40,721
Onoken Co., Ltd.                                             400          5,712
                                                                   ------------
Total Metal Fabricate/Hardware                                           82,681
--------------------------------------------------------------------------------
Mining - 0.1%
Nippon Light Metal Co., Ltd.                              32,000         90,519
--------------------------------------------------------------------------------
Miscellaneous Manufacturing - 0.3%
Amano Corp.                                                6,400         77,998
Bando Chemical Industries Ltd.                             2,000         10,332
Kureha Corp.                                              16,000         80,221
Mitsuboshi Belting Co., Ltd.                               1,739         11,620
Nippon Valqua Industries Ltd.                             14,000         53,830
Okamoto Industries, Inc.                                  16,000         56,100
                                                                   ------------
Total Miscellaneous Manufacturing                                       290,101
--------------------------------------------------------------------------------
Office Furnishings - 0.0%
Inaba Seisakusho Co., Ltd.                                 1,600         25,069
--------------------------------------------------------------------------------
Office/Business Equipment - 4.8%
Canon Inc.                                                85,550      4,586,335
--------------------------------------------------------------------------------
Oil & Gas - 2.8%
Cosmo Oil Co., Ltd.                                       48,000        200,822
Nippon Oil Corp.                                         111,000        898,717
Showa Shell Sekiyu K.K.                                   43,100        526,727
TonenGeneral Sekiyu K.K.                                  94,000      1,047,673
                                                                   ------------
Total Oil & Gas                                                       2,673,939
--------------------------------------------------------------------------------
Packaging & Containers - 0.1%
Nihon Yamamura Glass Co., Ltd.                            15,000         44,971
--------------------------------------------------------------------------------
Pharmaceuticals - 7.3%
Astellas Pharma, Inc.                                     30,600      1,316,519
Eisai Co., Ltd.                                           22,500      1,076,646
Kaken Pharmaceutical Co., Ltd.                            14,000        113,707
Seikagaku Corp.                                            3,200         34,148
SSP Co., Ltd.                                             16,000         92,822
Takeda Pharmaceutical Co., Ltd.                           61,800      4,045,853
Tanabe Seiyaku Co., Ltd.                                  17,000        230,794
ZERIA Pharmaceutical Co., Ltd.                             1,000          9,037
                                                                   ------------
Total Pharmaceuticals                                                 6,919,526
--------------------------------------------------------------------------------
Real Estate - 0.2%
Arnest One Corp.                                           3,200         40,950
Iida Home Max                                              3,200         56,371
Touei Housing Corp.                                        3,200         49,568
Urban Corp.                                                4,800         70,370
                                                                   ------------
Total Real Estate                                                       217,259
--------------------------------------------------------------------------------
Retail - 1.4%
Arcs Co., Ltd.                                             4,875         69,899
Best Denki Co., Ltd.                                      16,000         90,248
Circle K Sunkus Co. Ltd.                                   6,310        117,569
FamilyMart Co., Ltd.                                       6,400        177,785
Kasumi Co., Ltd.                                           2,000         11,010
Kojima Co., Ltd.                                           3,400         28,968
Lawson, Inc.                                               9,700        372,144
Marui Co., Ltd.                                           20,800        254,550
Ministop Co., Ltd.                                         3,200         55,287
MOS Food Services, Inc.                                    1,600         21,912
Plenus Co., Ltd.                                           3,200         68,838
Yellow Hat Ltd.                                            1,000          7,631
                                                                   ------------
Total Retail                                                          1,275,841
--------------------------------------------------------------------------------
Software - 2.2%
Capcom Co., Ltd.                                           4,800         68,783
Koei Co., Ltd.(a)                                          6,400        108,243
Konami Corp.                                              14,400        384,163
NEC Mobiling Ltd.                                          1,700         32,179
Nomura Research Institute Ltd.                            17,000        499,598
Oracle Corp. Japan(a)                                     17,400        835,553
Square Enix Co., Ltd.(a)                                   6,400        164,777
                                                                   ------------
Total Software                                                        2,093,296
--------------------------------------------------------------------------------
Telecommunications - 8.0%
Denki Kogyo Co., Ltd.                                      2,000         17,684
Nippon Denwa Shisetsu Co., Ltd.                            5,000         19,013
NTT DoCoMo, Inc.                                           4,104      7,577,151
Uniden Corp.                                               4,000         30,963
                                                                   ------------
Total Telecommunications                                              7,644,811
--------------------------------------------------------------------------------
Textiles - 0.2%
Toyobo Co., Ltd.                                          50,000        148,634
--------------------------------------------------------------------------------
Transportation - 4.1%
Daiichi Chuo Kisen Kaisha                                 32,000         94,855
Fukuyama Transporting Co., Ltd.                           18,000         72,716
Kawasaki Kisen Kaisha Ltd.(a)                             79,000        748,016
Maruzen Showa Unyu Co., Ltd.                              14,000         50,392
Mitsui O.S.K. Lines Ltd.                                 130,000      1,440,102
Nippon Yusen K.K.(a)                                     158,000      1,264,535
Senko Co., Ltd.                                           16,000         54,203
Shinwa Kaiun Kaisha Ltd.                                  18,000         90,858
Tonami Transportation Co., Ltd.                           14,000         37,823
                                                                   ------------
Total Transportation                                                  3,853,500
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


64   WisdomTree International Dividend Funds

Schedule of Investments (concluded)

WisdomTree Japan High-Yielding Equity Fund

March 31, 2007

================================================================================
Investments                                               Shares   U.S. $ Value
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $91,219,990)                                                $ 94,333,419
                                                                   ------------
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 1.1%
MONEY MARKET FUNDS(b) - 1.1%
AIM Liquid Assets Portfolio, 5.23%                        11,078         11,078
AIM Prime Portfolio, 5.21%                                41,523         41,523
UBS Enhanced Yield Portfolio, 5.25%                      640,110        640,110
UBS Private Money Market Fund LLC, 5.26%                 379,519        379,519
                                                                   ------------
TOTAL INVESTMENTS OF CASH
COLLATERAL FOR SECURITIES LOANED
(Cost: $1,072,230)(c)                                                 1,072,230
===============================================================================
TOTAL INVESTMENTS IN SECURITIES - 100.3%
(Cost: $92,292,220)                                                  95,405,649
Liabilities in Excess of Foreign Currency and Other
Assets - (0.3)%                                                        (336,783)
                                                                   ------------
NET ASSETS - 100.0%                                                $ 95,068,866
================================================================================

(a)   Security, or portion thereof, was on loan at March 31, 2007 (See Note 2).

(b)   Interest rates shown reflect yields as of March 31, 2007.

(c) At March 31, 2007, the total market value of the Fund's securities on loan was $1,018,553 and the total market value of the collateral held by the Fund was $1,072,230.

                       See Notes to Financial Statements.


                                    WisdomTree International Dividend Funds   65

Schedule of Investments

WisdomTree Japan SmallCap Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares   U.S. $ Value
-------------------------------------------------------------------------------
Japan - 99.2%
COMMON STOCKS - 99.2%
Advertising - 0.3%
Asatsu-DK, Inc.                                            7,600   $    239,441
Moshi Moshi Hotline, Inc.                                  2,100         97,108
                                                                   ------------
Total Advertising                                                       336,549
-------------------------------------------------------------------------------
Aerospace/Defense - 0.2%
Japan Aviation Electronics Industry Ltd.                  14,000        174,652
-------------------------------------------------------------------------------
Agriculture - 0.5%
Hokuto Corp.                                              11,900        210,637
Nosan Corp.                                               34,000         86,386
Sakata Seed Corp.                                         11,600        143,827
                                                                   ------------
Total Agriculture                                                       440,850
-------------------------------------------------------------------------------
Apparel - 2.0%
ASICS Corp.                                               15,000        167,563
Daidoh Ltd.(a)                                            11,000        132,475
Gunze Ltd.                                                41,000        237,857
Japan Wool Textile Co., Ltd. (The)                        19,000        166,225
Nagaileben Co., Ltd.                                       7,600        159,949
Sanyo Shokai Ltd.                                         52,000        465,502
Tokyo Style Co., Ltd.                                     21,000        229,430
Wacoal Holdings Corp.                                     34,000        429,913
                                                                   ------------
Total Apparel                                                         1,988,914
-------------------------------------------------------------------------------
Auto Manufacturers - 1.1%
Kanto Auto Works Ltd.                                     18,300        231,704
Nippon Sharyo Ltd.                                        43,000        117,993
Nissan Shatai Co., Ltd.                                   23,000        116,875
Shinmaywa Industries Ltd.                                 25,000        129,155
Toyota Auto Body Co., Ltd.                                28,500        534,639
                                                                   ------------
Total Auto Manufacturers                                              1,130,366
-------------------------------------------------------------------------------
Auto Parts & Equipment - 6.2%
Aisan Industry Co., Ltd.                                  11,400        129,086
Akebono Brake Industry Co., Ltd.                          15,000        130,214
Bosch Corp.                                              164,000        741,698
Calsonic Kansei Corp.                                     43,000        206,487
Exedy Corp.                                                5,700        162,202
FCC Co., Ltd.                                              7,300        166,310
Futaba Industrial Co., Ltd.                               10,900        264,019
Ichikoh Industries Ltd.                                   32,000         88,622
Kayaba Industry Co., Ltd.                                 57,000        314,266
Keihin Corp.                                               9,500        215,223
Koito Manufacturing Co., Ltd.                             32,000        438,501
Musashi Seimitsu Industry Co., Ltd.(a)                     5,700        153,513
Nifco, Inc.                                               22,400        578,615
Nissin Kogyo Co., Ltd.                                    11,100        271,683
Press Kogyo Co., Ltd.                                     19,000         93,652
Riken Corp.                                               22,000        139,742
Sanden Corp.                                              43,000        187,914
Showa Corp.                                               11,400        166,836
T RAD Co., Ltd.                                           19,000         86,572
Tokai Rika Co., Ltd.                                      13,700        324,298
Toyo Tire & Rubber Co., Ltd.                              72,000        300,013
Yokohama Rubber Co., Ltd. (The)                          168,000      1,030,126
                                                                   ------------
Total Auto Parts & Equipment                                          6,189,592
-------------------------------------------------------------------------------
Banks - 7.2%
Akita Bank Ltd. (The)                                     32,000        163,693
Aomori Bank Ltd. (The)                                    38,000        157,053
Awa Bank Ltd. (The)                                       39,000        221,300
Bank of Ikeda Ltd. (The)                                   4,000        187,339
Bank of Iwate Ltd. (The)                                   2,300        132,848
Bank of Nagoya Ltd. (The)                                 24,000        143,502
Bank of Okinawa Ltd. (The)                                 4,100        151,395
Bank of Saga Ltd. (The)                                   38,000        139,352
Chukyo Bank Ltd. (The)                                    53,000        168,774
Daisan Bank Ltd. (The)                                    41,000        138,895
Daishi Bank Ltd. (The)                                    90,000        380,350
Ehime Bank Ltd. (The)                                     38,000        131,628
Eighteenth Bank Ltd. (The)                                23,000        107,330
Fukui Bank Ltd. (The)                                     53,000        175,956
Higo Bank Ltd. (The)                                      36,000        244,523
Hokkoku Bank Ltd. (The)                                   74,000        322,761
Hokuetsu Bank Ltd. (The)                                 108,000        278,061
Hyakugo Bank Ltd. (The)                                   40,000        256,447
Hyakujushi Bank Ltd. (The)                                51,000        307,965
Juroku Bank Ltd. (The)                                    59,000        334,288
Kagoshima Bank Ltd. (The)                                 25,000        181,664
Keiyo Bank Ltd. (The)                                     50,000        323,523
Michinoku Bank Ltd. (The)                                 25,000         88,080
Mie Bank Ltd. (The)                                       21,000        103,866
Miyazaki Bank Ltd. (The)                                  22,000         97,633
Musashino Bank Ltd. (The)                                  5,300        283,235
Ogaki Kyoritsu Bank Ltd. (The)                            51,000        221,148
Oita Bank Ltd. (The)                                      17,000        122,524
San-In Godo Bank Ltd. (The)                               20,000        189,032
Shiga Bank Ltd. (The)                                     34,000        235,833
Shikoku Bank Ltd.                                         38,000        146,754
Tochigi Bank Ltd. (The)                                   16,000         90,248
Toho Bank Ltd. (The)                                      38,000        164,455
Tokyo Tomin Bank Ltd. (The)                                7,600        290,934
Tomato Bank Ltd.                                          38,000         83,676
Towa Bank Ltd. (The)                                      51,000         96,320
Yamagata Bank Ltd. (The)                                  23,000        122,524
Yamanashi Chuo Bank Ltd. (The)                            20,000        135,846
                                                                   ------------
Total Banks                                                           7,120,755
-------------------------------------------------------------------------------
Beverages - 2.1%
Asahi Soft Drinks Co., Ltd.                                8,000        118,772
Calpis Co., Ltd.                                          18,000        163,726
Coca-Cola West Japan Co., Ltd.                            22,000        476,053
Kagome Co., Ltd.(a)                                       16,800        266,780
Mercian Corp.(a)                                          38,000        102,020
Mikuni Coca-Cola Bottling Co., Ltd.                       15,000        156,638

                       See Notes to Financial Statements.


66   WisdomTree International Dividend Funds

WisdomTree Japan SmallCap Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares   U.S. $ Value
-------------------------------------------------------------------------------
Sapporo Holdings Ltd.(a)                                  76,000   $    533,593
Takara Holdings, Inc.(a)                                  40,000        281,855
                                                                   ------------
Total Beverages                                                       2,099,437
--------------------------------------------------------------------------------
Building Materials - 3.6%
Asahi Organic Chemicals Industry Co., Ltd.                25,000        105,653
Bunka Shutter Co., Ltd.                                   21,000        129,121
Central Glass Co., Ltd.                                   57,000        384,747
Chofu Seisakusho Co., Ltd.                                 7,200        153,970
Cleanup Corp.                                             15,200        140,318
Fujitec Co., Ltd.                                         21,000        143,705
Nice Corp.                                                21,000         78,611
Nichias Corp.                                             33,000        284,235
Nichiha Corp.                                              5,700         79,556
PanaHome Corp.                                            52,000        345,272
Rinnai Corp.                                               7,600        202,109
Sankyo-Tateyama Holdings, Inc.                            114,000       247,165
Sanwa Shutter Corp.                                       109,000       677,586
Sumitomo Osaka Cement Co., Ltd.                           82,000        245,844
Takara Standard Co., Ltd.                                 38,000        218,844
Wood One Co., Ltd.                                        16,000        135,507
                                                                   ------------
Total Building Materials                                              3,572,243
--------------------------------------------------------------------------------
Chemicals - 5.8%
ADEKA Corp.                                               19,000        219,166
Aica Kogyo Co., Ltd.                                      18,800        256,982
Air Water, Inc.(a)                                        38,000        465,687
Arisawa Manufacturing Co., Ltd.(a)                        13,400        140,724
Dainichiseika Color & Chemicals Manufacturing Co.,
  Ltd.                                                    22,000        126,699
Denki Kagaku Kogyo K.K.                                  115,000        537,624
Earth Chemical Co., Ltd.                                   5,700        130,582
Gun-Ei Chemical Industry Co., Ltd.                        22,000         63,909
Koatsu Gas Kogyo Co., Ltd.                                19,000        127,123
Lintec Corp.                                               7,600        149,651
Nihon Parkerizing Co., Ltd.                               15,000        251,789
Nippon Kayaku Co., Ltd.                                   39,000        321,380
Nippon Paint Co., Ltd.                                    75,000        421,131
NOF Corp.                                                 51,000        260,021
S.T. Chemical Co., Ltd.(a)                                 7,600        100,282
Sanyo Chemical Industries Ltd.                            35,000        239,805
Sumitomo Bakelite Co., Ltd.                               41,000        295,846
Sumitomo Seika Chemicals Co., Ltd.                        19,000        107,974
Taiyo Ink Manufacturing Co., Ltd.                          5,600        165,996
Takasago International Corp.                              25,000        133,178
Toagosei Co., Ltd.                                        76,000        315,393
Tokai Carbon Co., Ltd.                                    34,000        279,314
Tokyo Ohka Kogyo Co., Ltd.                                 7,600        189,879
Toyo Ink Manufacturing Co., Ltd.                          90,000        335,380
Yushiro Chemical Industry Co., Ltd.(a)                     7,300        154,563
                                                                   ------------
Total Chemicals                                                       5,790,078
--------------------------------------------------------------------------------
Commercial Services - 3.4%
Goodwill Group, Inc. (The)                                   374        293,942
Kamigumi Co., Ltd.                                        44,000        377,862
Kyodo Printing Co., Ltd.                                  22,000         85,336
Meitec Corp.                                              14,700        473,088
Nichii Gakkan Co.(a)                                       5,700        102,583
Nippon Kanzai Co., Ltd.                                    3,800        103,307
Nissha Printing Co., Ltd.                                  5,700        150,616
Nissin Corp.                                              32,000        115,181
Nomura Co., Ltd.                                          19,000        102,664
Secom Techno Service Co., Ltd.                             7,000        299,386
Sohgo Security Services Co., Ltd.                         25,200        460,995
TIS, Inc.                                                  7,600        180,224
TKC Corp.                                                  5,900        102,935
Toppan Forms Co., Ltd.                                    30,500        386,949
Zenrin Co., Ltd.                                           3,800        101,698
                                                                   ------------
Total Commercial Services                                             3,336,766
--------------------------------------------------------------------------------
Computers - 1.3%
Daiwabo Information System Co., Ltd.                       8,000        109,490
Hitachi Information Systems Ltd.                           9,900        218,416
Hitachi Systems & Services Ltd.                            5,200        110,100
Information Services International-Dentsu Ltd.(a)          9,500         99,445
NEC Fielding Ltd.                                         19,600        257,294
NS Solutions Corp.                                         8,100        204,086
Obic Co., Ltd.                                             1,010        199,391
Roland DG Corp.                                            3,800        132,272
                                                                   ------------
Total Computers                                                       1,330,494
--------------------------------------------------------------------------------
Cosmetics/Personal Care - 1.5%
Aderans Co., Ltd.                                          9,800        237,375
Fancl Corp.                                               11,000        152,318
KOSE Corp.                                                 9,000        265,255
Lion Corp.                                                72,000        437,214
Mandom Corp.                                               9,500        237,349
T. Hasegawa Co., Ltd.(a)                                  10,000        164,387
                                                                   ------------
Total Cosmetics/Personal Care                                         1,493,898
--------------------------------------------------------------------------------
Distribution/Wholesale - 3.7%
ABC-Mart, Inc.                                            16,200        357,408
Advan Co., Ltd.(a)                                         5,700         73,184
Doshisha Co., Ltd.                                         3,800         76,756
Hakuto Co., Ltd.                                           9,500        146,432
Hanwa Co., Ltd.                                          115,000        572,688
Impact 21 Co., Ltd.                                        7,600        133,559
Inaba Denki Sangyo Co., Ltd.                               7,600        265,187
Itochu Enex Co., Ltd.                                     31,400        237,212
Iwatani International Corp.(a)                            43,000        128,190
Japan Pulp & Paper Co., Ltd.                              40,000        155,833
Mitsuuroko Co., Ltd.                                      20,300        143,213
Nagase & Co., Ltd.                                        17,000        213,805
Ryoden Trading Co., Ltd.                                  16,000        132,797
Ryoshoku Ltd.                                              5,400        118,679
Ryoyo Electro Corp.                                       15,600        201,746
San-Ai Oil Co., Ltd.                                      22,000        104,527
Sankyo Seiko Co., Ltd.                                    20,300        116,737
Shaddy Co., Ltd.                                           5,700         70,529
Sinanen Co., Ltd.                                         25,000        126,826

                       See Notes to Financial Statements.


                                    WisdomTree International Dividend Funds   67

WisdomTree Japan SmallCap Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares   U.S. $ Value
-------------------------------------------------------------------------------
Tokai Corp.                                               18,000   $     68,753
Trusco Nakayama Corp.                                      9,500        191,891
                                                                   ------------
Total Distribution/Wholesale                                          3,635,952
--------------------------------------------------------------------------------
Diversified Financial Services - 2.0%
Century Leasing System, Inc.                               9,500        133,398
Cosmo Securities Co., Ltd.(a)                             90,000        170,739
Ichiyoshi Securities Co., Ltd.                            14,800        237,151
Okasan Holdings, Inc.                                     44,000        342,833
Sanyo Electric Credit Co., Ltd.                            9,500        259,877
Tokai Tokyo Securities Co., Ltd.                          98,000        580,987
Tokyo Leasing Co., Ltd.                                    9,500        152,547
Toyo Securities Co., Ltd.                                 32,000        147,161
                                                                   ------------
Total Diversified Financial Services                                  2,024,693
--------------------------------------------------------------------------------
Electrical Components & Equipment - 1.2%
Hitachi Cable Ltd.                                        82,000        465,992
Nippon Signal Co., Ltd. (The)                              9,400         67,430
SMK Corp.                                                 19,000        122,456
Sumida Corp.                                               5,700        101,859
Toshiba TEC Corp.                                         76,000        453,779
                                                                   ------------
Total Electrical Components & Equipment                               1,211,516
--------------------------------------------------------------------------------
Electronics - 5.3%
Anritsu Corp.                                             21,000         99,953
CMK Corp.(a)                                               5,700         69,081
Cosel Co., Ltd.(a)                                         7,100        126,276
Eizo Nanao Corp.                                           5,700        187,787
Fujitsu Devices, Inc.                                      5,000         68,177
Hamamatsu Photonics K.K.                                   9,400        284,209
Horiba Ltd.                                                4,300        145,306
Idec Corp.(a)                                             11,400        184,408
Kaga Electronics Co., Ltd.                                 8,000        143,299
Minebea Co., Ltd.                                        107,000        661,529
Mitsumi Electric Co., Ltd.                                18,900        624,264
Nichicon Corp.                                            16,300        220,048
Nidec Copal Corp.                                         13,300        144,855
Nidec Copal Electronics Corp.(a)                          11,100         67,968
Nippon Chemi-Con Corp.                                    19,000        168,478
Nitto Kogyo Corp.                                          9,500        152,064
Ryosan Co., Ltd.                                          15,100        387,491
Sanshin Electronics Co., Ltd.                              9,500        118,996
Sanyo Denki Co., Ltd.                                     16,000        122,092
Star Micronics Co., Ltd.                                   7,500        161,656
Taiyo Yuden Co., Ltd.                                     17,000        353,462
Tokyo Seimitsu Co., Ltd.                                   3,800        128,732
Toyo Corp.(a)                                              7,600        100,539
ULVAC, Inc.                                                5,200        156,782
Yamatake Corp.                                            16,200        374,559
                                                                   ------------
Total Electronics                                                     5,252,011
--------------------------------------------------------------------------------
Engineering & Construction - 5.0%
Airport Facilities Co., Ltd.                              15,200         95,905
COMSYS Holdings Corp.                                     24,000        257,125
Hibiya Engineering Ltd.                                   15,000        129,706
Hitachi Plant Technologies Ltd.                           57,000        343,231
Japan Airport Terminal Co., Ltd.                          13,300        193,629
Japan Foundation Engineering Co., Ltd.                    26,700         98,592
Kandenko Co., Ltd.                                        42,000        287,766
Kyowa Exeo Corp.                                          19,000        207,902
Kyudenko Corp.                                            21,000        132,145
Maeda Corp.(a)                                            43,000        156,231
Maeda Road Construction Co., Ltd.                         24,000        189,032
NEC Networks & System Integration Corp.                    7,600         95,970
Nippo Corp.                                               19,000        147,398
Nippon Densetsu Kogyo Co., Ltd.                           19,000        136,938
Nippon Koei Co., Ltd.                                     22,000         66,703
Nishimatsu Construction Co., Ltd.(a)                     100,000        322,676
Okumura Corp.                                             60,000        328,266
Raito Kogyo Co., Ltd.                                     24,400         78,733
Sanki Engineering Co., Ltd.                               19,000        121,812
Taikisha Ltd.                                             15,100        171,494
Takasago Thermal Engineering Co., Ltd.                    23,000        207,453
Takuma Co., Ltd.(a)                                       19,000        128,571
TOA CORP.                                                 57,000         60,826
Toda Corp.                                                76,000        363,023
Toenec Corp.                                              19,000         80,136
Toshiba Plant Systems & Services Corp.                    36,000        272,877
Tsukishima Kikai Co., Ltd.(a)                             14,000        145,128
Yurtec Corp.                                              22,000        116,265
                                                                   ------------
Total Engineering & Construction                                      4,935,533
--------------------------------------------------------------------------------
Entertainment - 0.6%
Avex Group Holdings, Inc.                                 10,000        162,185
RESORTTRUST, Inc.                                          9,360        217,996
Toei Co., Ltd.                                            19,000        106,204
Tokyotokeiba Co., Ltd.                                    38,000        104,595
                                                                   ------------
Total Entertainment                                                     590,980
--------------------------------------------------------------------------------
Environmental Control - 0.2%
Asahi Pretec Corp.                                         5,700        142,892
--------------------------------------------------------------------------------
Food - 6.6%
Ariake Japan Co., Ltd.                                     6,000        123,227
Ezaki Glico Co., Ltd.                                     22,000        260,479
Fuji Oil Co., Ltd.                                        20,600        172,546
House Foods Corp.                                         25,200        428,982
Inageya Co., Ltd.                                         18,000        142,079
Itoham Foods, Inc.(a)                                     72,000        328,672
J-Oil Mills, Inc.                                         24,000         92,890
Kato Sangyo Co., Ltd.                                      9,500        124,950
Katokichi Co., Ltd.                                       33,400        209,607
Maruha Group, Inc.                                        60,000        112,810
Meiji Dairies Corp.                                       42,000        329,028
Meiji Seika Kaisha Ltd.                                   89,000        412,306
Mitsui Sugar Co., Ltd.                                    23,000         85,319
Morinaga & Co., Ltd.                                      79,000        185,331
Morinaga Milk Industry Co., Ltd.                          70,000        344,442
Nagatanien Co., Ltd.                                      16,000        120,601
Nichirei Corp.                                            55,000        320,940

                       See Notes to Financial Statements.


68   WisdomTree International Dividend Funds

WisdomTree Japan SmallCap Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares   U.S. $ Value
-------------------------------------------------------------------------------
Nippon Beet Sugar Manufacturing Co., Ltd.                 38,000   $    109,744
Nippon Flour Mills Co., Ltd.                              36,000        145,128
Nippon Suisan Kaisha Ltd.                                 92,200        602,043
Nisshin Oillio Group Ltd. (The)                           24,000        152,039
Nissin Food Products Co., Ltd.(a)                          1,755         64,210
QP Corp.                                                  33,900        306,916
Showa Sangyo Co., Ltd.                                    59,000        144,908
Tokyu Store Chain Co., Ltd.                               17,000         99,056
Toyo Suisan Kaisha Ltd.                                   18,000        353,674
Valor Co., Ltd.                                            4,200         48,945
Yamazaki Baking Co., Ltd.                                 54,000        491,637
Yaoko Co., Ltd.                                            3,800        101,376
Yokohama Reito Co., Ltd. (The)                            16,000        126,564
                                                                   ------------
Total Food                                                            6,540,449
--------------------------------------------------------------------------------
Forest Products & Paper - 1.0%
Chuetsu Pulp & Paper Co., Ltd.                            40,000         86,386
Daiken Corp.                                              40,000        135,507
Daio Paper Corp.                                          21,000        167,893
Hokuetsu Paper Mills Ltd.(a)                              59,000        302,808
Rengo Co., Ltd.                                           38,000        215,304
Tomoku Co., Ltd.                                          38,000         84,641
                                                                   ------------
Total Forest Products & Paper                                           992,539
--------------------------------------------------------------------------------
Gas - 1.3%
Saibu Gas Co., Ltd.                                       132,000       316,375
TOHO Gas Co., Ltd.                                        184,000       944,349
                                                                   ------------
Total Gas                                                             1,260,724
--------------------------------------------------------------------------------
Hand/Machine Tools - 1.2%
Asahi Diamond Industrial Co., Ltd.                        19,000        138,708
Disco Corp.                                                3,200        195,130
Hitachi Koki Co., Ltd.                                    24,000        366,479
Meidensha Corp.(a)                                        38,000        122,617
OSG Corp.                                                 20,600        311,595
Union Tool Co.                                             2,100         86,259
                                                                   ------------
Total Hand/Machine Tools                                              1,220,788
--------------------------------------------------------------------------------
Healthcare-Products - 2.1%
Hitachi Medical Corp.                                      5,000         50,985
Hogy Medical Co., Ltd.                                     2,200        102,664
Nihon Kohden Corp.                                        12,000        279,483
Nipro Corp.(a)                                            19,024        370,571
Paramount Bed Co., Ltd.(a)                                13,000        255,431
Paris Miki, Inc.                                          28,400        469,024
Shimadzu Corp.                                            40,000        345,882
Sysmex Corp.                                               4,200        152,242
TOPCON Corp.                                               5,500         83,845
                                                                   ------------
Total Healthcare-Products                                             2,110,127
--------------------------------------------------------------------------------
Home Builders - 0.1%
Mitsui Home Co., Ltd.                                     19,000        121,491
--------------------------------------------------------------------------------
Home Furnishings - 1.5%
Alpine Electronics, Inc.                                  16,000        287,275
Canon Electronics, Inc.                                    9,400        305,704
France Bed Holdings Co., Ltd.                             82,000        165,979
Hitachi Maxell Ltd.                                       21,900        299,172
Kenwood Corp.                                             57,000         86,411
Noritz Corp.(a)                                           12,900        246,911
Toa Corp.                                                 15,000        114,588
                                                                   ------------
Total Home Furnishings                                                1,506,040
--------------------------------------------------------------------------------
Housewares - 0.7%
Noritake Co., Ltd.                                        38,000        189,236
Sangetsu Co., Ltd.                                        19,900        472,746
                                                                   ------------
Total Housewares                                                        661,982
--------------------------------------------------------------------------------
Insurance - 0.6%
Fuji Fire & Marine Insurance Co., Ltd. (The)              131,000       538,090
--------------------------------------------------------------------------------
Iron/Steel - 2.4%
Aichi Steel Corp.(a)                                      34,000        205,598
Godo Steel Ltd.                                           36,000        192,081
Mitsubishi Steel Manufacturing Co., Ltd.                  18,000         94,821
Nakayama Steel Works Ltd.                                 43,000        165,336
Nippon Metal Industry Co., Ltd.                           98,000        444,040
Sanyo Special Steel Co., Ltd.                             20,000        140,927
Topy Industries Ltd.                                      41,000        164,590
Yamato Kogyo Co., Ltd.                                    17,100        535,846
Yodogawa Steel Works Ltd.                                 76,000        466,653
                                                                   ------------
Total Iron/Steel                                                      2,409,892
--------------------------------------------------------------------------------
Leisure Time - 0.9%
Daikoku Denki Co., Ltd.                                    3,600         65,399
Heiwa Corp.                                               24,000        295,948
HIS Co., Ltd.                                              3,800        109,100
Mars Engineering Corp.                                     4,400         89,621
Mizuno Corp.                                              33,000        208,215
TOKYO DOME CORP.                                          21,000        113,470
                                                                   ------------
Total Leisure Time                                                      881,753
--------------------------------------------------------------------------------
Machinery-Construction & Mining - 0.4%
Aichi Corp.                                               11,400        106,686
Tadano Ltd.                                               20,000        236,799
                                                                   ------------
Total Machinery-Construction & Mining                                   343,485
--------------------------------------------------------------------------------
Machinery-Diversified - 3.6%
Aida Engineering Ltd.                                     19,000        133,237
CKD Corp.                                                  9,500         88,423
Daifuku Co., Ltd.                                         17,500        253,144
Ebara Corp.(a)                                           141,000        667,533
Iseki & Co., Ltd.(a)                                      22,000         45,463
Komori Corp.                                              16,000        371,967
Makino Milling Machine Co., Ltd.                          17,000        217,116
Max Co., Ltd.                                             17,000        256,422
Miura Co., Ltd.                                           10,000        259,157
Nabtesco Corp.                                            17,000        223,163
Nippon Thompson Co., Ltd.                                 15,000        138,598
Nitto Kohki Co., Ltd.                                      5,700        132,513
Okuma Holdings, Inc.                                      15,000        175,058
Sato Corp.                                                 7,300        147,144
Tokyo Kikai Seisakusho Ltd.(a)                            22,000         71,548
Toshiba Machine Co., Ltd.                                 19,000        194,385

                       See Notes to Financial Statements.


                                    WisdomTree International Dividend Funds   69

WisdomTree Japan SmallCap Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares   U.S. $ Value
-------------------------------------------------------------------------------
Tsubakimoto Chain Co.                                     35,000   $    219,649
                                                                   ------------
Total Machinery-Diversified                                           3,594,520
--------------------------------------------------------------------------------
Metal Fabricate/Hardware - 1.4%
Kitz Corp.                                                33,000        299,047
MISUMI Group, Inc.                                        10,800        192,996
Nachi-Fujikoshi Corp.(a)                                  43,000        216,320
Oiles Corp.                                                6,560        143,617
Onoken Co., Ltd.                                           7,600        108,521
Ryobi Ltd.                                                33,000        265,230
Toho Zinc Co., Ltd.(a)                                    16,000        144,586
                                                                   ------------
Total Metal Fabricate/Hardware                                        1,370,317
--------------------------------------------------------------------------------
Mining - 1.5%
Nippon Denko Co., Ltd.                                    40,000        180,224
Nippon Light Metal Co., Ltd.                              114,000       322,473
Pacific Metals Co., Ltd.                                  59,000        821,978
Sumitomo Light Metal Industries Ltd.                      55,000        135,549
                                                                   ------------
Total Mining                                                          1,460,224
--------------------------------------------------------------------------------
Miscellaneous Manufacturing - 1.7%
Achilles Corp.                                            41,000         71,878
Amano Corp.                                               22,300        271,774
Bando Chemical Industries Ltd.                            24,000        123,989
Kureha Corp.                                              57,000        285,784
Mitsuboshi Belting Co., Ltd.                              19,000        126,962
Nikkiso Co., Ltd.                                         15,000        112,429
Nippon Valqua Industries Ltd.                             24,000         92,280
Okamoto Industries, Inc.                                  38,000        133,237
Pentax Corp.                                              19,000        111,031
Shin-Etsu Polymer Co., Ltd.                                7,900         96,279
Tokai Rubber Industries, Inc.                             13,900        268,994
                                                                   ------------
Total Miscellaneous Manufacturing                                     1,694,637
--------------------------------------------------------------------------------
Office Furnishings - 0.5%
Inaba Seisakusho Co., Ltd.                                 5,700         89,308
Kokuyo Co., Ltd.                                          17,100        225,779
Okamura Corp.                                             19,000        208,224
                                                                   ------------
Total Office Furnishings                                                523,311
--------------------------------------------------------------------------------
Office/Business Equipment - 0.1%
Canon Finetech, Inc.                                       7,100        135,596
--------------------------------------------------------------------------------
Oil & Gas - 0.1%
AOC Holdings, Inc.                                         7,200        117,688
--------------------------------------------------------------------------------
Packaging & Containers - 0.2%
Fuji Seal International, Inc.                              4,400         87,758
Nihon Yamamura Glass Co., Ltd.                            38,000        113,927
                                                                   ------------
Total Packaging & Containers                                            201,685
--------------------------------------------------------------------------------
Pharmaceuticals - 2.3%
Alfresa Holdings Corp.                                     6,100        387,465
Fuso Pharmaceutical Industries, Ltd.                      18,000         53,051
Kaken Pharmaceutical Co., Ltd.                            33,000        268,025
Kobayashi Pharmaceutical Co., Ltd.                         5,700        215,787
Miraca Holdings, Inc.                                      4,200         87,859
Mochida Pharmaceutical Co., Ltd.                          21,000        201,685
Nippon Shinyaku Co., Ltd.                                 16,000        134,694
Seikagaku Corp.                                           14,900        159,001
SSP Co., Ltd.                                             44,000        255,261
Toho Pharmaceutical Co., Ltd.                              5,400         97,413
Towa Pharmaceutical Co., Ltd.                              4,300        136,202
Tsumura & Co.                                              7,063        165,995
ZERIA Pharmaceutical Co., Ltd.                            16,000        144,586
                                                                   ------------
Total Pharmaceuticals                                                 2,307,024
--------------------------------------------------------------------------------
Real Estate - 0.8%
Arnest One Corp.                                          12,800        163,801
Iida Home Max                                             13,100        230,769
Sumitomo Real Estate Sales Co., Ltd.                       2,630        203,361
Touei Housing Corp.                                        9,500        147,156
                                                                   ------------
Total Real Estate                                                       745,087
--------------------------------------------------------------------------------
Retail - 5.6%
AOKI Holdings, Inc.                                        7,600        144,823
Arcs Co., Ltd.                                            18,910        271,138
Belluna Co., Ltd.                                          4,750         65,130
Best Denki Co., Ltd.                                      65,500        369,451
Chiyoda Co., Ltd.                                         11,900        291,264
Circle K Sunkus Co. Ltd.                                  22,400        417,361
Don Quijote Co., Ltd.                                      5,700        111,514
Edion Corp.                                               15,100        210,371
Gigas K's Denki Corp.                                      3,800        101,054
Hankyu Department Stores, Inc.                            38,000        352,081
Heiwado Co., Ltd.                                          9,500        148,283
Izumiya Co., Ltd.                                         20,000        154,139
Kasumi Co., Ltd.                                          20,000        110,100
Kojima Co., Ltd.(a)                                        7,600         64,752
Komeri Co., Ltd.                                           7,600        243,947
Konaka Co., Ltd.                                           3,820         43,643
Life Corp.                                                 7,600         98,544
Matsumotokiyoshi Co., Ltd.                                 9,500        217,235
Ministop Co., Ltd.                                         9,100        157,222
MOS Food Services, Inc.                                    9,000        123,252
Nishimatsuya Chain Co., Ltd.                               6,100        102,808
Parco Co., Ltd.                                           13,300        168,960
Plenus Co., Ltd.                                          11,200        240,932
Point, Inc.                                                2,030        128,772
Right On Co., Ltd.                                         4,100        119,450
Seiko Corp.                                               15,000         92,738
Senshukai Co., Ltd.                                       15,000        204,912
Shimachu Co., Ltd.                                         5,700        168,478
Sundrug Co., Ltd.                                          9,500        194,304
USS Co., Ltd.                                              4,670        304,148
Xebio Co., Ltd.                                            4,100        114,241
Yellow Hat Ltd.                                            7,600         57,994
                                                                   ------------
Total Retail                                                          5,593,041
--------------------------------------------------------------------------------
Semiconductors - 0.3%
Mimasu Semiconductor Industry Co., Ltd.                    5,300        112,666
Sanken Electric Co., Ltd.                                 17,000        177,954
                                                                   ------------
Total Semiconductors                                                    290,620
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


70   WisdomTree International Dividend Funds

Schedule of Investments (concluded)

WisdomTree Japan SmallCap Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares   U.S. $ Value
-------------------------------------------------------------------------------
Software - 2.0%
Capcom Co., Ltd.                                          18,000   $    257,938
Fuji Soft ABC, Inc.                                        3,800        112,962
Hitachi Software Engineering Co., Ltd.                    11,700        242,769
Koei Co., Ltd.(a)                                         25,600        432,972
NEC Mobiling Ltd.                                          5,700        107,893
Nihon Unisys Ltd.                                          8,000        114,775
Nippon System Development Co., Ltd.                        7,200        111,224
OBIC Business Consultants Ltd.                             3,700        217,785
Sumisho Computer Systems Corp.                            12,700        266,746
Trans Cosmos, Inc.                                         7,100        144,616
                                                                   ------------
Total Software                                                        2,009,680
--------------------------------------------------------------------------------
Storage/Warehousing - 0.6%
Mitsui-Soko Co., Ltd.                                     33,000        217,718
Sumitomo Warehouse Co., Ltd. (The)                        53,000        418,344
                                                                   ------------
Total Storage/Warehousing                                               636,062
--------------------------------------------------------------------------------
Telecommunications - 1.0%
Denki Kogyo Co., Ltd.                                     22,000        194,520
Hitachi Kokusai Electric, Inc.                            15,000        173,661
INVOICE, INC.                                              8,734        440,121
Nippon Denwa Shisetsu Co., Ltd.                           21,000         79,856
Uniden Corp.                                              19,000        147,076
                                                                   ------------
Total Telecommunications                                              1,035,234
--------------------------------------------------------------------------------
Textiles - 1.5%
Kurabo Industries Ltd.                                    61,000        168,935
Nisshinbo Industries, Inc.                                38,000        475,342
Nitto Boseki Co., Ltd.                                    38,000        138,708
Toyobo Co., Ltd.                                         202,000        600,483
Unitika Ltd.                                              78,000        108,338
                                                                   ------------
Total Textiles                                                        1,491,806
--------------------------------------------------------------------------------
Toys/Games/Hobbies - 0.1%
TOMY Co., Ltd.(a)                                         20,600        131,198
--------------------------------------------------------------------------------
Transportation - 3.9%
Daiichi Chuo Kisen Kaisha                                110,000        326,064
Fukuyama Transporting Co., Ltd.                           76,000        307,025
Hitachi Transport System Ltd.                             24,000        274,199
Iino Kaiun Kaisha, Ltd.                                   47,600        507,143
Keisei Electric Railway Co., Ltd.                         41,000        264,247
Kintetsu World Express, Inc.                               3,800        134,525
Maruzen Showa Unyu Co., Ltd.                              34,000        122,380
Nippon Konpo Unyu Soko Co., Ltd.                          17,000        237,561
Nishi-Nippon Railroad Co., Ltd.                           81,000        337,514
Sagami Railway Co., Ltd.                                 100,000        344,696
Sankyu, Inc.                                              22,000        118,128
Seino Holdings Corp.                                      36,000        339,344
Senko Co., Ltd.                                           38,000        128,732
Shinwa Kaiun Kaisha, Ltd.                                 82,000        413,906
Tonami Transportation Co., Ltd.                           23,000         62,138
                                                                   ------------
Total Transportation                                                  3,917,602
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $96,534,598)                                                  98,640,863
================================================================================
INVESTMENTS OF CASH COLLATERAL
FOR SECURITIES LOANED - 2.8%
MONEY MARKET FUNDS(b) - 2.8%
UBS Enhanced Yield Portfolio, 5.25%                    1,408,890      1,408,890
UBS Private Money Market Fund LLC, 5.26%               1,322,480      1,322,480
                                                                   ------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $2,731,370)(c)                                                 2,731,370
================================================================================
TOTAL INVESTMENTS IN SECURITIES - 102.0%
(Cost: $99,265,968)                                                 101,372,233
Liabilities in Excess of Foreign Currency
and Other Assets - (2.0)%                                            (1,952,778)
                                                                   ------------
NET ASSETS - 100.0%                                                $ 99,419,455
================================================================================

(a)   Security, or portion thereof, was on loan at March 31, 2007 (See Note 2).

(b)   Interest rates shown reflect yields as of March 31, 2007.

(c) At March 31, 2007, the total market value of the Fund's securities on loan was $2,595,067 and the total market value of the collateral held by the Fund was $2,731,370.

                       See Notes to Financial Statements.


                                    WisdomTree International Dividend Funds   71

Schedule of Investments

WisdomTree Pacific ex-Japan Total Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares    U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.1
Australia - 60.5%
Adelaide Bank Ltd.(a)                                     14,445   $    160,454
Adelaide Brighton Ltd.(a)                                 71,388        197,811
Alesco Corp., Ltd.(a)                                     12,484        126,065
Alinta Ltd.(a)                                            32,676        383,289
Alumina Ltd.                                              51,092        301,718
Amcor Ltd.                                                53,238        324,713
AMP Ltd.                                                  96,145        806,999
APN News & Media Ltd.(a)                                  35,559        168,911
Aristocrat Leisure Ltd.(a)                                16,484        218,392
Australia & New Zealand Banking Group Ltd.               128,072      3,072,848
Australian Stock Exchange Ltd.                             8,869        315,252
AWB Ltd.(a)                                               69,478        199,254
AXA Asia Pacific Holdings Ltd.                            47,679        278,096
Bank of Queensland Ltd.(a)                                13,101        183,309
Bendigo Bank Ltd.(a)                                      14,683        201,648
BHP Billiton Ltd.                                         85,814      2,072,120
Billabong International Ltd.(a)                           12,752        172,038
BlueScope Steel Ltd.                                      64,991        551,281
Boom Logistics Ltd.                                       23,546         67,146
Boral Ltd.                                                33,969        226,121
Caltex Australia Ltd.(a)                                  10,309        198,709
Challenger Financial Services Group Ltd.                  54,698        210,776
Coca-Cola Amatil Ltd.                                     53,925        383,357
Cochlear Ltd.                                              3,484        182,158
Coles Myer Ltd.                                           64,803        850,706
Commonwealth Bank of Australia                            98,581      4,002,637
Computershare Ltd.                                        23,084        202,336
Corporate Express Australia Ltd.(a)                       29,133        148,036
Crane Group Ltd.                                             191          2,534
CSL Ltd.                                                   3,354        223,184
CSR Ltd.                                                  62,186        171,308
David Jones Ltd.(a)                                       62,808        230,864
Downer EDI Ltd.                                           22,865        125,976
Energy Resources of Australia Ltd.(a)                     15,061        338,243
Foster's Group Ltd.                                      116,860        646,675
Futuris Corp., Ltd.(a)                                   103,722        180,990
GWA International Ltd.(a)                                 27,318         88,275
Harvey Norman Holdings Ltd.                               45,463        173,353
Hills Industries Ltd.(a)                                  34,451        153,907
Insurance Australia Group Ltd.                           130,577        618,151
John Fairfax Holdings Ltd.(a)                             70,811        284,879
Jubilee Mines NL                                              32            453
Leighton Holdings Ltd.                                    12,972        351,270
Lend Lease Corp. Ltd.                                     26,800        432,791
Lion Nathan Ltd.                                          32,764        233,981
MacArthur Coal Ltd.                                        2,767         10,595
Macquarie Bank Ltd.                                        9,979        667,092
MaxiTRANS Industries Ltd.                                 81,083         45,852
Metcash Ltd.(a)                                           42,424        168,962
MFS Ltd.(a)                                               41,309        176,869
Minara Resources Ltd.(a)                                  46,166        275,611
National Australia Bank Ltd.                             115,797      3,779,281
Nufarm Ltd.(a)                                            17,407        174,372
OneSteel Ltd.                                             47,657        198,658
Orica Ltd.                                                11,625        238,068
Origin Energy Ltd.                                        30,342        220,851
Pacific Brands Ltd.                                       81,359        201,778
PaperlinX Ltd.                                            56,971        191,920
Perpetual Ltd.(a)                                          2,681        168,070
Publishing & Broadcasting Ltd.(a)                         30,805        493,983
Qantas Airways Ltd.                                      193,249        819,610
QBE Insurance Group Ltd.                                  33,677        858,076
Rinker Group Ltd.                                         18,509        269,892
Rio Tinto Ltd.(a)                                         10,447        665,125
Rural Press Ltd.                                          16,736        183,874
Santos Ltd.                                               31,620        259,274
Seek Ltd.                                                 40,399        234,982
Seven Network Ltd.(a)                                     21,445        197,844
Sims Group Ltd.(a)                                        10,353        195,375
Smorgon Steel Group Ltd.                                  87,652        144,452
Sonic Healthcare Ltd.                                     12,884        153,523
St.George Bank Ltd.(a)                                    38,440      1,087,813
Suncorp-Metway Ltd.                                       59,694      1,003,055
Symbion Health Ltd.                                       58,682        172,085
TABCORP Holdings Ltd.(a)                                  45,524        606,445
Telstra Corp. Ltd.(a)                                    841,409      3,167,551
Ten Network Holdings Ltd.(a)                              60,887        155,433
Toll Holdings Ltd.                                        12,235        202,623
Transfield Services Ltd.(a)                               23,536        226,642
United Group Ltd.(a)                                      13,491        148,549
Veda Advantage Ltd.(a)                                    55,919        148,171
Washington H. Soul Pattinson & Co., Ltd.                  21,423        156,105
Wesfarmers Ltd.                                           41,138      1,254,559
West Australian Newspapers Holdings Ltd.(a)               20,730        261,751
Westpac Banking Corp.                                    130,043      2,768,205
WHK Group Ltd.                                           106,790        193,245
Woodside Petroleum Ltd.(a)                                22,708        724,431
Woolworths Ltd.                                           54,035      1,186,901
WorleyParsons Ltd.                                           788         17,691
                                                                   ------------
Total Australia                                                      44,938,258
--------------------------------------------------------------------------------
Hong Kong - 24.8%
Bank of East Asia Ltd.                                    77,216        449,111
Beijing Enterprises Holdings Ltd.                         34,004         86,596
BOC Hong Kong (Holdings) Ltd.                            573,391      1,389,772
Cathay Pacific Airways Ltd.                              230,000        585,136
Cheung Kong (Holdings) Ltd.                               84,015      1,063,325
China Merchants Holdings (International)
Co., Ltd.                                                 50,009        210,551
China Mobile Ltd.                                        495,113      4,501,747
China Netcom Group Corp., Ltd.                            22,004         57,444
China Overseas Land & Investment Ltd.                    110,026        138,267
China Power International Development Ltd.                98,000         47,531
China Resources Enterprise, Ltd.                          48,009        160,353
China Resources Power Holdings Co. Ltd.                   66,017        101,210


                       See Notes to Financial Statements.


72   WisdomTree International Dividend Funds

WisdomTree Pacific ex-Japan Total Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
China Travel International Investment
  Hong Kong Ltd.                                         236,052   $    110,259
China Unicom Ltd.                                        198,047        285,377
CITIC Pacific Ltd.                                       123,026        454,996
CLP Holdings Ltd.                                        155,031      1,131,846
CNOOC Ltd.                                               628,140        550,630
Dah Sing Banking Group Ltd.                               35,204         78,749
Denway Motors Ltd.                                       220,052         96,027
Fubon Bank (Hong Kong) Ltd.                              106,000         61,449
Guangdong Investment Ltd.                                168,039         89,672
Guangzhou Investment Co., Ltd.                            88,022         21,627
Hang Seng Bank Ltd.                                      123,627      1,756,099
Henderson Investment Ltd.(a)                             112,017        229,073
Hong Kong & China Gas Co., Ltd. (The)                     53,009        118,442
Hong Kong Aircraft Engineering Co., Ltd.                   4,399         66,991
Hong Kong Exchanges and Clearing Ltd.                     24,504        238,792
Hongkong & Shanghai Hotels Ltd. (The)                     59,006         93,180
Hongkong Electric Holdings Ltd.                          104,525        536,386
Hopewell Holdings Ltd.                                    54,006        210,101
Hung Hing Printing Group Ltd.                             98,017         55,442
Industrial & Commercial Bank of China Ltd.                67,015        146,650
Liu Chong Hing Bank Ltd.                                  22,000         58,137
Liu CITIC International Financial Holdings Ltd.          154,039        133,454
MTR Corp.                                                170,030        425,605
New World Development Co., Ltd.                          171,022        387,818
Oriental Press Group Ltd.                                592,047        110,617
PCCW Ltd.                                                429,054        257,512
Poly Hong Kong Investment Ltd.                           682,000        184,153
Raymond Industrial Ltd.                                  397,000         86,876
Shanghai Industrial Holdings Ltd.                         49,006        113,135
Shaw Brothers (Hong Kong) Ltd.                            33,006         60,063
Shell Electric Manufacturing Co., Ltd.                    27,000          9,847
Shun TAK Holdings Ltd.                                    52,004         69,079
Singamas Container Holdings Ltd.                         192,000        108,110
Sino Land Co. Ltd.                                       160,022        344,444
Television Broadcasts Ltd.                                11,002         68,778
Tianjin Development Holdings Ltd.                         52,000         39,328
Vitasoy International Holdings Ltd.                      118,000         49,530
Wharf (Holdings) Ltd. (The)                              146,017        541,895
Wing Hang Bank Ltd.                                       11,002        135,444
Wing Lung Bank Ltd.                                       11,004        121,387
                                                                   ------------
Total Hong Kong                                                      18,428,043
-------------------------------------------------------------------------------
New Zealand - 3.3%
Air New Zealand Ltd.                                      69,423        116,152
Auckland International Airport Ltd.                       83,208        143,380
CanWest MediaWorks (NZ) Ltd.                              15,598         24,536
Contact Energy Ltd.                                       25,450        167,592
Fisher & Paykel Appliances Holdings Ltd.                  17,994         47,217
Fletcher Building Ltd.                                    43,097        338,958
Freightways Ltd.                                           9,437         29,351
Hallenstein Glasson Holdings Ltd.                          6,752         24,187
Infratil Ltd.                                              9,031         36,289
Mainfreight Ltd.                                           2,615         13,649
New Zealand Refining Co., Ltd. (The)                      24,892        109,456
Nuplex Industries Ltd.                                     8,580         45,090
Port of Tauranga Ltd.                                      8,231         35,900
Pumpkin Patch Ltd.                                         5,444         16,854
Ryman Healthcare Ltd.                                     53,417         86,317
Sanford Ltd.                                              23,012         79,635
Telecom Corp. of New Zealand Ltd.(a)                     277,674        939,080
Tourism Holdings Ltd.                                     10,122         16,790
Vector Ltd.                                               36,713         78,224
Warehouse Group Ltd. (The)                                21,158        102,114
                                                                   -------------
Total New Zealand                                                     2,450,771
--------------------------------------------------------------------------------
Singapore - 10.5%
Ascott Group Ltd. (The)                                   25,314         28,508
Cerebos Pacific Ltd.                                      11,000         24,052
City Developments Ltd.                                    11,000        105,769
ComfortDelgro Corp., Ltd.                                 88,000        115,332
Cosco Corp. (Singapore) Ltd.                              33,000         62,375
Creative Technology Ltd.                                   4,400         28,253
DBS Group Holdings Ltd.                                   78,000      1,099,315
Delong Holdings Ltd.                                     351,000         56,635
Fraser and Neave Ltd.                                     48,070        161,457
Great Eastern Holdings Ltd.                               12,000        155,690
Guocoland Ltd.                                            22,000         60,854
Hong Leong Asia Ltd.                                      31,000         39,199
Hotel Plaza Ltd.                                          32,000         48,683
Hotel Properties Ltd.                                     21,000         70,535
Jardine Cycle & Carriage Ltd.                             10,000         78,372
Jaya Holdings Ltd.                                        44,000         42,018
Keppel Corp. Ltd.                                         14,000        175,184
Keppel Land Ltd.                                          11,000         68,822
Keppel Telecommunications &
  Transportation Ltd.                                     22,000         34,773
Labroy Marine Ltd.                                        33,000         44,554
MobileOne Ltd.                                            66,000         95,192
Oversea-Chinese Banking Corp. Ltd.                       129,000        764,621
Parkway Holdings Ltd.                                     33,000         71,286
Petra Foods Ltd.                                          33,000         36,512
Raffles Education Corp., Ltd.                             23,000         34,688
SBS Transit Ltd.                                          16,500         31,296
SembCorp Industries Ltd.                                  44,000        147,787
SembCorp Marine Ltd.                                      52,000        120,548
SIA Engineering Co., Ltd.                                 31,000         95,956
Singapore Airlines Ltd.                                   43,000        470,100
Singapore Airport Terminal Services Ltd.                  44,000         79,689
Singapore Exchange Ltd.                                   22,000         94,903
Singapore Petroleum Co., Ltd.                             11,000         35,063
Singapore Post Ltd.                                      121,000         88,455
Singapore Press Holdings Ltd.                             75,000        217,334
Singapore Technologies Engineering Ltd.                   77,000        168,361
Singapore Telecommunications Ltd.                        564,450      1,219,307
SMRT Corp. Ltd.                                           99,000         97,148
StarHub Ltd.                                              87,000        163,297
Straits Trading Co., Ltd.                                 17,000         46,351

                       See Notes to Financial Statements.


                                    WisdomTree International Dividend Funds   73

Schedule of Investments (concluded)

WisdomTree Pacific ex-Japan Total Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares    U.S. $ Value
--------------------------------------------------------------------------------
Unisteel Technology Ltd.                                  21,000   $     40,661
United Engineers Ltd.                                     24,000         50,896
United Overseas Bank Ltd.                                 69,000        954,294
UOB Kay Hian Holdings Ltd.                                44,000         44,626
Venture Corp., Ltd.                                       10,000         96,154
WBL Corp., Ltd.                                           11,000         33,469
Wing Tai Holdings Ltd.                                    22,000         46,075
                                                                   ------------
Total Singapore                                                       7,844,449
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $67,460,237)                                                  73,661,521
-------------------------------------------------------------------------------
RIGHTS* - 0.0%

Australia - 0.0%
Suncorp-Metway Ltd., expiring 4/05/07
(Cost: $0)                                                41,725             --
-------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS
(Cost: $67,460,237)                                                  73,661,521
-------------------------------------------------------------------------------
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 15.7%

MONEY MARKET FUNDS(b) - 15.7%
UBS Enhanced Yield Portfolio, 5.25%                    3,408,711      3,408,711
UBS Private Money Market Fund LLC, 5.26%               8,250,423      8,250,423
                                                                   ------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $11,659,134)(c)                                               11,659,134
-------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES - 114.8%
(Cost: $79,119,371)                                                  85,320,655
Liabilities in Excess of Foreign Currency and Other
Assets - (14.8)%                                                    (10,991,159)
                                                                   ------------
NET ASSETS - 100.0%                                                $ 74,329,496
-------------------------------------------------------------------------------

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at March 31, 2007 (See Note 2).

(b)   Interest rates shown reflect yields as of March 31, 2007.

(c) At March 31, 2007, the total market value of the Fund's securities on loan was $11,048,674 and the total market value of the collateral held by the Fund was $11,659,134.

                       See Notes to Financial Statements.

74   WisdomTree International Dividend Funds

Schedule of Investments

WisdomTree Pacific ex-Japan High-Yielding Equity Fund

March 31, 2007

================================================================================
Investments                                               Shares    U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 98.7%
Australia - 87.8%

Adelaide Bank Ltd.(a)                                     36,859   $    409,427
Adelaide Brighton Ltd.(a)                                177,471        491,759
Alesco Corp., Ltd.(a)                                     37,014        373,772
Alinta Ltd.(a)                                           114,528      1,343,411
Amcor Ltd.                                               180,764      1,102,528
Austereo Group Ltd.                                      197,264        326,687
Australia & New Zealand Banking Group Ltd.               291,681      6,998,342
Australian Pharmaceutical Industries Ltd.(a)             145,241        246,399
AWB Ltd.(a)                                              154,254        442,380
BlueScope Steel Ltd.                                     242,016      2,052,881
Bradken Ltd.(a)                                           19,125        136,116
Coca-Cola Amatil Ltd.                                    182,038      1,294,123
Colorado Group Ltd.(a)                                    14,525         50,926
Commonwealth Bank of Australia                           180,480      7,327,945
Consolidated Minerals Ltd.(a)                            152,749        308,496
Crane Group Ltd.(a)                                       28,636        379,853
CSR Ltd.                                                 182,328        502,271
David Jones Ltd.(a)                                      177,237        651,473
Flight Centre Ltd.(a)                                     41,360        547,299
Futuris Corp., Ltd.(a)                                   197,000        343,756
Great Southern Plantations Ltd.(a)                       103,655        169,150
GUD Holdings Ltd.(a)                                      45,069        300,374
Gunns Ltd.(a)                                            129,118        325,441
GWA International Ltd.(a)                                130,118        420,463
Hills Industries Ltd.(a)                                  87,507        390,930
Insurance Australia Group Ltd.                           406,468      1,924,219
IWL Ltd.                                                  11,869         47,079
John Fairfax Holdings Ltd.(a)                            252,052      1,014,028
Jubilee Mines NL(a)                                       64,268        909,618
Just Group Ltd.(a)                                        97,057        326,959
Lend Lease Corp. Ltd.                                     90,487      1,461,267
Lion Nathan Ltd.                                         117,537        839,378
MacArthur Coal Ltd.(a)                                    99,665        381,638
McGuigan Simeon Wines Ltd.                                32,873         77,810
Mortgage Choice Ltd.                                     114,392        282,779
National Australia Bank Ltd.                             219,577      7,166,363
New Hope Corp. Ltd.                                      290,151        357,458
Oakton Ltd.                                               14,888         53,521
Pacific Brands Ltd.                                      245,286        608,333
Perpetual Ltd.(a)                                         10,281        644,507
Prime Television Ltd.                                     54,659        163,378
Programmed Maintenance Services Ltd.                      48,085        200,054
Qantas Airways Ltd.                                      660,923      2,803,114
Repco Corp., Ltd.(a)                                     171,431        235,434
Ridley Corp., Ltd.(a)                                     99,870         91,168
Rural Press Ltd.                                          43,944        482,802
Salmat Ltd.(a)                                            28,779         92,996
Sims Group Ltd.(a)                                        40,278        760,101
Skilled Group Ltd.                                        18,326         80,093
Smorgon Steel Group Ltd.                                 388,266        639,868
Southern Cross Broadcasting Australia Ltd.(a)             34,853        467,389
Spotless Group Ltd.(a)                                    87,446        327,078
St.George Bank Ltd.(a)                                   115,395      3,265,560
STW Communications Group Ltd.(a)                         105,122        265,808
Suncorp-Metway Ltd.(a)                                   191,013      3,209,644
Sunland Group Ltd.(a)                                    139,296        378,102
TABCORP Holdings Ltd.(a)                                 141,755      1,888,381
Telstra Corp. Ltd.(a)                                  1,884,258      7,093,440
Ten Network Holdings Ltd.(a)                             181,739        463,944
Veda Advantage Ltd.                                       19,603         51,943
Wesfarmers Ltd.                                          107,610      3,281,709
West Australian Newspapers Holdings Ltd.(a)               72,174        911,319
Westpac Banking Corp.                                    299,598      6,377,495
                                                                   ------------
Total Australia                                                      76,561,979
--------------------------------------------------------------------------------
Hong Kong - 0.5%

Fubon Bank (Hong Kong) Ltd.                              214,208        124,179
Hung Hing Printing Group Ltd.                            124,130         70,212
Oriental Press Group Ltd.                              1,209,146        225,915
                                                                   ------------
Total Hong Kong                                                         420,306
--------------------------------------------------------------------------------
New Zealand - 7.8%

Air New Zealand Ltd.                                     385,769        645,430
Auckland International Airport Ltd.                      342,529        590,229
CanWest MediaWorks (NZ) Ltd.                              46,123         72,551
Fisher & Paykel Appliances Holdings Ltd.                 108,327        284,256
Fletcher Building Ltd.                                   110,620        870,027
Freightways Ltd.                                          27,842        86,596
New Zealand Refining Co., Ltd. (The)                      90,556       398,197
Nuplex Industries Ltd.                                    17,033        89,513
Sanford Ltd.                                              20,950        72,500
Sky City Entertainment Group Ltd.                        133,648        446,257
Telecom Corp. of New Zealand Ltd.                        799,324      2,703,276
Warehouse Group Ltd. (The)                               125,680        606,563
                                                                   ------------
Total New Zealand                                                     6,865,395
-------------------------------------------------------------------------------
Singapore - 2.6%

Jaya Holdings Ltd.                                       295,000        281,711
MobileOne Ltd.                                           297,000        428,365
Robinson & Co., Ltd.                                      23,510         78,965
SMRT Corp. Ltd.                                          485,436        476,356
StarHub Ltd.                                             342,857        643,534
UOB-Kay Hian Holdings Ltd.                               336,000        340,780
                                                                   ------------
Total Singapore                                                       2,249,711
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost: $79,473,033)                              86,097,391
===============================================================================
RIGHTS* - 0.0%

Australia - 0.0%

Suncorp-Metway Ltd., expiring on 4/05/07
(Cost: $0)                                               128,084             --
===============================================================================
TOTAL LONG-TERM INVESTMENTS
(Cost: $79,473,033)                                                  86,097,391
===============================================================================


                       See Notes to Financial Statements.

                                    WisdomTree International Dividend Funds   75

Schedule of Investments  (concluded)

WisdomTree Pacific ex-Japan High-Yielding Equity Fund

March 31, 2007

================================================================================
Investments                                               Shares    U.S. $ Value
--------------------------------------------------------------------------------
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 25.6%

MONEY MARKET FUNDS(b) - 25.6%
UBS Enhanced Yield Portfolio, 5.25%                    3,519,887   $  3,519,887
UBS Private Money Market Fund LLC, 5.26%              18,801,254     18,801,254
                                                                   ------------
TOTAL INVESTMENTS OF CASH
COLLATERAL FOR SECURITIES LOANED
(Cost: $22,321,141)(c)                                               22,321,141
===============================================================================
TOTAL INVESTMENTS IN SECURITIES - 124.3%
(Cost: $101,794,174)                                                108,418,532
Liabilities in Excess of Foreign Currency and Other
Assets - (24.3)%                                                    (21,213,166)
                                                                   ------------
NET ASSETS - 100.0%                                                $ 87,205,366
===============================================================================

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at March 31, 2007 (See Note 2).

(b)   Interest rates shown reflect yields as of March 31, 2007.

(c) At March 31, 2007, the total market value of the Fund's securities on loan was $21,124,419 and the total market value of the collateral held by the Fund was $22,321,141.

                       See Notes to Financial Statements.

76   WisdomTree International Dividend Funds

Schedule of Investments

WisdomTree International LargeCap Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares   U.S. $ Value
-------------------------------------------------------------------------------
COMMON STOCKS - 99.5%
Australia - 6.6%
AMP Ltd.                                                  22,895   $    192,171
Australia & New Zealand Banking Group Ltd.                28,931        694,145
BHP Billiton Ltd.                                         19,340        466,996
Commonwealth Bank of Australia                            22,366        908,116
Macquarie Bank Ltd.                                        2,361        157,832
National Australia Bank Ltd.                              26,124        852,612
QBE Insurance Group Ltd.                                   8,017        204,270
Rinker Group Ltd.                                          4,408         64,276
Rio Tinto Ltd.(a)                                          2,305        146,752
St.George Bank Ltd.(a)                                     9,139        258,624
Telstra Corp. Ltd.                                       196,918        741,314
Westpac Banking Corp.                                     29,367        625,131
Woodside Petroleum Ltd.                                    5,395        172,111
Woolworths Ltd.                                           12,868        282,651
                                                                   ------------
Total Australia                                                       5,767,001
--------------------------------------------------------------------------------
Austria - 0.4%
Bank Austria Creditanstalt AG                                965        178,053
Erste Bank der oesterreichischen Sparkassen AG               868         67,362
OMV AG                                                       826         51,843
Telekom Austria AG                                         1,689         42,066
                                                                   ------------
Total Austria                                                           339,324
--------------------------------------------------------------------------------
Belgium - 2.2%
Belgacom S.A.                                              5,719        253,127
Dexia N.V.                                                 8,691        258,452
Fortis N.V.                                               19,115        869,962
InBev N.V.                                                 2,039        146,703
KBC Groep N.V.                                             2,851        353,363
                                                                   ------------
Total Belgium                                                         1,881,607
--------------------------------------------------------------------------------
Denmark - 0.6%
Danske Bank A/S                                            7,121        330,124
Novo Nordisk A/S Class B                                   2,355        214,144
                                                                   ------------
Total Denmark                                                           544,268
--------------------------------------------------------------------------------
Finland - 1.3%
Fortum Oyj                                                14,235        413,655
Nokia Oyj                                                 24,512        562,200
UPM-Kymmene Corp.(a)                                       6,335        160,814
                                                                   ------------
Total Finland                                                         1,136,669
--------------------------------------------------------------------------------
France - 14.8%
Accor S.A.                                                 1,871        178,176
Assurances Generales de France                             1,790        298,726
AXA S.A.                                                  23,008        972,104
BNP Paribas                                                8,621        897,296
Bouygues S.A.                                              2,459        189,360
Carrefour S.A.                                             5,923        431,671
Christian Dior S.A.                                          952        115,320
Cie de Saint-Gobain S.A.                                   2,865        279,052
CNP Assurances S.A.                                        1,050        121,852
Credit Agricole S.A.                                       7,631        296,512
France Telecom S.A.                                       54,705      1,439,664
Gaz de France                                              4,550        210,411
Groupe Danone                                              1,878        305,738
Lafarge S.A.                                               1,571        246,118
Lagardere SCA                                              1,895        145,399
L'Air Liquide S.A.                                         1,035        251,438
L'Oreal S.A.                                               3,653        397,428
LVMH Moet Hennessy Louis Vuitton S.A.                      2,840        313,968
Natixis                                                    3,080         74,660
Peugeot S.A.                                               2,413        169,469
PPR S.A.                                                   1,399        222,933
Renault S.A.                                               3,255        379,345
Schneider Electric S.A.                                    2,287        289,304
Societe Generale                                           4,214        725,697
Suez S.A.                                                 15,663        823,151
TOTAL S.A.                                                28,641      1,999,681
Veolia Environnement S.A.                                  2,165        160,409
VINCI S.A.                                                 2,137        330,038
Vivendi S.A.                                              16,190        655,591
                                                                   ------------
Total France                                                         12,920,511
--------------------------------------------------------------------------------
Germany - 8.2%
adidas AG                                                    462         25,172
Allianz SE                                                 2,855        584,165
BASF AG                                                    4,198        470,970
Bayer AG                                                   5,409        344,457
Bayerische Motoren Werke AG                                2,627        154,459
Beiersdorf AG                                                966         65,645
Commerzbank AG                                             3,378        148,928
Continental AG                                               448         57,703
DaimlerChrysler AG                                         9,946        812,914
Deutsche Bank AG                                           2,543        341,355
Deutsche Boerse AG                                           545        124,419
Deutsche Post AG                                          10,684        322,271
Deutsche Postbank AG                                         938         81,497
Deutsche Telekom AG                                       66,984      1,103,872
E.ON AG                                                    5,836        790,687
Metro AG                                                   1,941        136,965
Muenchener Ruckversicherungs AG                            1,766        297,636
RWE AG                                                     3,785        398,991
Siemens AG                                                 4,620        492,115
ThyssenKrupp AG                                            3,659        180,410
Volkswagen AG                                              1,568        234,815
                                                                   ------------
Total Germany                                                         7,169,446
--------------------------------------------------------------------------------
Hong Kong - 3.2%
BOC Hong Kong (Holdings) Ltd.                            126,471        306,538
Cheung Kong (Holdings) Ltd.                               13,052        165,191
China Mobile Ltd.                                        112,419      1,022,154
China Unicom Ltd.                                         52,110         75,088
CLP Holdings Ltd.                                         29,110        212,525
CNOOC Ltd.                                               140,529        123,188
Hang Seng Bank Ltd.                                       26,695        379,198
Hong Kong & China Gas Co., Ltd. (The)                     14,052         31,398
Hutchison Whampoa Ltd.                                    28,110        270,335

                       See Notes to Financial Statements.


                                    WisdomTree International Dividend Funds   77

WisdomTree International LargeCap Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares   U.S. $ Value
-------------------------------------------------------------------------------
MTR Corp.                                                 28,110   $     70,363
Sun Hung Kai Properties Ltd.                              16,052        185,699
                                                                   ------------
Total Hong Kong                                                       2,841,677
--------------------------------------------------------------------------------
Ireland - 0.6%
Allied Irish Banks PLC                                     8,341        246,489
Anglo Irish Bank Corp. PLC                                 2,025         43,129
Bank of Ireland                                            8,537        183,188
CRH PLC                                                    2,109         89,781
                                                                   ------------
Total Ireland                                                           562,587
--------------------------------------------------------------------------------
Italy - 7.0%
Assicurazioni Generali SpA                                 5,115        216,793
Autostrade SpA                                             2,039         65,141
Banca Intesa SpA                                         118,333        895,496
Banca Monte dei Paschi di Siena SpA                       13,371         83,476
Capitalia SpA                                             21,682        195,251
Enel SpA                                                  87,250        930,305
Eni SpA                                                   62,151      2,015,359
Luxottica Group SpA                                        1,324         42,070
Mediobanca SpA                                             6,281        139,377
Telecom Italia SpA                                       232,873        661,826
UniCredito Italiano SpA                                   90,577        859,073
                                                                   ------------
Total Italy                                                           6,104,167
--------------------------------------------------------------------------------
Japan - 6.8%
Astellas Pharma, Inc.                                      2,700        116,163
Bridgestone Corp.                                          1,400         27,923
Canon Inc.                                                 4,200        225,162
Chubu Electric Power Co., Inc.                             4,200        144,061
Chugai Pharmaceutical Co., Ltd.                            2,600         65,619
Daiwa Securities Group, Inc.                               2,000         24,103
DENSO CORP.                                                2,800        103,866
East Japan Railway Co.                                        14        108,846
Eisai Co., Ltd.                                            2,300        110,057
Fanuc Ltd.                                                 1,200        111,488
Fuji Photo Film Co., Ltd.                                  1,400         57,150
Hitachi Ltd.                                              14,000        108,372
Honda Motor Co., Ltd.                                      5,600        194,927
Hoya Corp.                                                 1,100         36,426
Japan Tobacco, Inc.                                           18         88,266
JFE Holdings, Inc.                                         1,400         82,642
Kansai Electric Power Co., Inc. (The)                      4,200        120,584
Kao Corp.                                                  2,000         58,437
Komatsu Ltd.                                               4,400         92,416
Kyocera Corp.                                              1,200        112,911
Kyushu Electric Power Co., Inc.                            2,800         79,441
Matsushita Electric Industrial Co., Ltd.                   2,000         40,229
Mitsubishi Corp.                                           4,300         99,602
Mitsubishi Electric Corp.                                 12,000        123,379
Mitsubishi Estate Co., Ltd.                                1,000         32,776
Mitsubishi UFJ Financial Group, Inc.                          23        259,073
Mitsui & Co., Ltd.                                         2,000         37,264
Mitsui Fudosan Co., Ltd.                                   1,000         29,303
Mizuho Trust & Banking Co., Ltd.                          17,000         37,578
NEC Corp.                                                  4,000         21,410
Nikko Cordial Corp.                                        7,000         99,776
Nippon Steel Corp.                                        15,000        105,187
Nippon Telegraph & Telephone Corp.                            45        237,434
Nissan Motor Co., Ltd.                                    22,400        239,604
Nomura Holdings, Inc.                                      4,200         87,326
NTT DoCoMo, Inc.                                             208        384,027
Sharp Corp.                                                2,000         38,450
SOFTBANK CORP.                                             1,400         35,926
Sony Corp.                                                   800         40,584
Sumitomo Chemical Co., Ltd.                               13,000         97,989
Sumitomo Corp.                                             5,600        100,546
Sumitomo Electric Industries Ltd.                          1,400         21,248
Sumitomo Metal Industries Ltd.                            17,000         87,682
Sumitomo Realty & Development Co., Ltd.                    1,000         37,857
Sumitomo Trust & Banking Co., Ltd. (The)                   6,000         62,452
Suzuki Motor Corp.                                         1,400         36,282
T&D Holdings, Inc.                                           700         48,198
Takeda Pharmaceutical Co., Ltd.                            3,700        242,227
Tohoku Electric Power Co., Inc.                            2,800         70,904
Tokyo Electric Power Co., Inc. (The)                       7,000        238,916
Tokyo Electron Ltd.                                          300         20,936
Tokyo Gas Co., Ltd.                                       14,000         77,900
Toshiba Corp.                                             14,000         93,314
Toyota Motor Corp.                                        11,200        716,156
Yahoo Japan Corp.                                             16          5,508
                                                                   ------------
Total Japan                                                           5,975,903
--------------------------------------------------------------------------------
Netherlands - 4.6%
ABN AMRO Holding N.V.                                     23,263        997,742
AEGON N.V.                                                14,487        287,723
Akzo Nobel N.V.                                            2,123        160,660
European Aeronautic Defence & Space
  Co. EADS N.V.                                            7,127        220,291
Heineken N.V.                                              1,619         84,395
ING Groep N.V.                                            21,962        925,279
Koninklijke Philips Electronics N.V.                       6,314        240,296
Royal KPN N.V.                                            28,504        442,417
STMicroelectronics N.V.                                    3,531         67,731
TNT N.V.                                                   2,739        125,168
Unilever N.V.                                             15,854        460,068
                                                                   ------------
Total Netherlands                                                     4,011,770
--------------------------------------------------------------------------------
Norway - 1.1%
DnB NOR ASA                                               15,457        217,266
Norsk Hydro ASA                                            8,426        278,147
Statoil ASA                                               11,092        300,737
Telenor ASA                                                8,426        149,081
                                                                   ------------
Total Norway                                                            945,231
--------------------------------------------------------------------------------
Portugal - 0.4%
EDP-Energias de Portugal, S.A.                            33,964        181,749
Portugal Telecom, SGPS, S.A.                              15,050        200,939
                                                                   ------------
Total Portugal                                                          382,688
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


78   WisdomTree International Dividend Funds

WisdomTree International LargeCap Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares   U.S. $ Value
-------------------------------------------------------------------------------
Singapore - 1.2%
DBS Group Holdings Ltd.                                   16,000   $    225,501
Oversea-Chinese Banking Corp. Ltd.                        59,000        349,710
Singapore Telecommunications Ltd.                        126,500        273,261
United Overseas Bank Ltd.                                 15,000        207,455
                                                                   ------------
Total Singapore                                                       1,055,927
--------------------------------------------------------------------------------
Spain - 5.6%
Abertis Infraestructuras S.A.                              3,799        121,622
ACS, Actividades Construccion y Servicios, S.A.            1,302         78,772
Altadis, S.A.                                              1,815        116,139
Banco Bilbao Vizcaya Argentaria, Chile, S.A.              28,973        708,869
Banco Popular Espanol, S.A.                               10,198        209,599
Banco Santander Central Hispano S.A.                      60,358      1,073,417
Cia Espanola De Petroleos, S.A.(a)                         1,633        140,317
Endesa S.A.                                                8,243        444,174
Gas Natural SDG, S.A.                                      3,813        178,410
Grupo Ferrovial S.A.                                         532         53,644
Iberdrola, S.A.(a)                                         7,807        367,783
Inditex S.A.                                               1,554         96,252
Repsol YPF, S.A.                                           8,663        291,061
Telefonica S.A.                                           44,230        971,467
Union Fenosa, S.A.                                         1,731         93,021
                                                                   ------------
Total Spain                                                           4,944,547
--------------------------------------------------------------------------------
Sweden - 2.9%
AB Volvo Class B                                           2,810        235,498
Atlas Copco AB Class A                                     8,210        271,478
H&M Hennes & Mauritz AB Class B                            7,021        402,281
Nordea Bank AB                                            28,110        446,725
Sandvik AB                                                 3,600         63,625
Skandinaviska Enskilda Banken AB(a)                        5,621        179,059
Svenska Handelsbanken AB Class A                           5,621        166,240
Swedbank AB Class A                                        5,621        195,883
Telefonaktiebolaget LM Ericsson Class B                   76,262        279,348
TeliaSonera AB                                            35,131        301,684
                                                                   ------------
Total Sweden                                                          2,541,821
--------------------------------------------------------------------------------
Switzerland - 5.0%
Adecco S.A.                                                  630         39,814
Credit Suisse Group                                        9,298        664,143
Holcim Ltd.                                                1,050        104,673
Nestle S.A                                                 2,690      1,042,794
Novartis AG                                               14,317        817,411
Roche Holding AG                                           2,558        450,500
Swiss Reinsurance Co.                                      2,641        240,130
Swisscom AG                                                  715        257,261
UBS AG                                                    13,272        784,927
                                                                   ------------
Total Switzerland                                                     4,401,653
--------------------------------------------------------------------------------
United Kingdom - 27.0%
Anglo American PLC                                        10,383        545,162
Associated British Foods PLC                               5,509         93,356
AstraZeneca PLC                                           11,403        611,466
Aviva PLC                                                 25,802        378,791
BAE SYSTEMS PLC                                           24,407        220,205
Barclays PLC                                              82,371      1,164,836
BG Group PLC                                               9,270        133,272
BHP Billiton PLC                                          12,075        268,332
BP PLC                                                   188,917      2,045,339
British American Tobacco PLC                              21,682        675,738
British Sky Broadcasting PLC                              10,712        118,496
BT Group PLC                                             118,201        704,194
Cadbury Schweppes PLC                                     15,304        195,708
Centrica PLC                                              36,911        279,808
Diageo PLC                                                28,742        580,361
GlaxoSmithKline PLC                                       52,166      1,429,351
HBOS PLC                                                  44,874        921,502
HSBC Holdings PLC                                        138,707      2,419,911
Imperial Tobacco Group PLC                                 6,932        309,311
Legal & General Group PLC                                101,151        315,444
Lloyds TSB Group PLC                                     112,319      1,233,662
Man Group PLC                                              9,721        105,818
Marks & Spencer Group PLC                                 10,540        139,850
National Grid PLC                                         35,459        554,641
Old Mutual PLC                                            50,770        163,407
Prudential PLC                                            18,849        265,256
Reckitt Benckiser PLC                                      3,944        204,683
Reed Elsevier PLC                                         10,456        124,585
Rio Tinto PLC                                              5,040        286,869
Royal Bank of Scotland Group (The) PLC                    33,257      1,294,136
Royal Dutch Shell PLC Class A                             37,387      1,239,216
Royal Dutch Shell PLC Class B                             26,239        870,254
SABMiller PLC                                              8,859        193,738
Scottish & Southern Energy PLC                            10,198        308,228
Scottish Power PLC                                        19,101        299,710
Shire PLC                                                    644         13,250
Standard Chartered PLC                                     9,988        286,797
Tesco PLC                                                 56,275        490,341
Unilever PLC                                              14,179        425,771
Vodafone Group PLC                                       553,601      1,471,267
Wolseley PLC                                               3,771         88,089
WPP Group PLC                                              4,662         70,407
Xstrata PLC                                                1,605         82,225
                                                                   ------------
Total United Kingdom                                                 23,622,783
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $79,923,032)                                                  87,149,580
================================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 2.1%

MONEY MARKET FUNDS(b) - 2.1%

UBS Enhanced Yield Portfolio, 5.25%                      575,854        575,854
UBS Private Money Market Fund LLC, 5.26%               1,264,981      1,264,981
                                                                   ------------
TOTAL INVESTMENTS OF CASH
COLLATERAL FOR SECURITIES LOANED
(Cost: $1,840,835)(c)                                                 1,840,835
================================================================================

                       See Notes to Financial Statements.


                                    WisdomTree International Dividend Funds   79

Schedule of Investments (concluded)

WisdomTree International LargeCap Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES - 101.6%
(Cost: $81,763,867)                                                $ 88,990,415
Liabilities in Excess of Foreign Currency and Other
Assets - (1.6)%                                                      (1,421,601)
                                                                   ------------
NET ASSETS - 100.0%                                                $ 87,568,814
================================================================================

(a)   Security, or portion thereof, was on loan at March 31, 2007 (See Note 2).

(b)   Interest rates shown reflect yields as of March 31, 2007.

(c) At March 31, 2007, the total market value of the Fund's securities on loan was $1,037,367 and the total market value of the collateral held by the Fund was $1,840,835.

                       See Notes to Financial Statements.


80   WisdomTree International Dividend Funds

Schedule of Investments

WisdomTree International Dividend Top 100 Fund

March 31, 2007

================================================================================
Investments                                               Shares   U.S. $ Value
-------------------------------------------------------------------------------
COMMON STOCKS - 99.5%
Australia - 15.4%
AMP Ltd.                                                 339,779   $  2,851,955
Australia & New Zealand Banking Group Ltd.               165,075      3,960,667
Commonwealth Bank of Australia                           100,648      4,086,564
Macquarie Bank Ltd.                                       45,634      3,050,613
National Australia Bank Ltd.                             118,671      3,873,081
QBE Insurance Group Ltd.                                 114,768      2,924,240
St.George Bank Ltd.(a)                                   162,774      4,606,337
Telstra Corp. Ltd.(a)                                  2,259,493      8,506,042
Westpac Banking Corp.                                    191,209      4,070,235
Woodside Petroleum Ltd.(a)                                49,823      1,589,453
Woolworths Ltd.                                          151,773      3,333,760
                                                                   ------------
Total Australia                                                      42,852,947
--------------------------------------------------------------------------------
Belgium - 3.3%
Belgacom S.A.(a)                                          96,833      4,285,901
Dexia N.V.                                                68,539      2,038,206
Fortis N.V.                                               62,978      2,866,256
                                                                   ------------
Total Belgium                                                         9,190,363
--------------------------------------------------------------------------------
Denmark - 1.0%
Danske Bank A/S                                           58,589      2,716,136
--------------------------------------------------------------------------------
Finland - 2.4%
Fortum Oyj                                               133,362      3,875,368
UPM-Kymmene Corp.(a)                                     111,986      2,842,769
                                                                   ------------
Total Finland                                                         6,718,137
--------------------------------------------------------------------------------
France - 7.7%
Assurances Generales de France                            15,612      2,605,429
AXA S.A.                                                  50,681      2,141,308
BNP Paribas                                               18,551      1,930,837
Credit Agricole S.A.                                      43,301      1,682,516
France Telecom S.A.                                      145,251      3,822,547
Societe Generale                                          13,338      2,296,949
Suez S.A.                                                 47,660      2,504,715
TOTAL S.A.                                                25,623      1,788,968
Vivendi S.A.                                              68,854      2,788,146
                                                                   ------------
Total France                                                         21,561,415
--------------------------------------------------------------------------------
Germany - 4.6%
BASF AG                                                   20,393      2,287,877
DaimlerChrysler AG(a)                                     41,571      3,397,707
Deutsche Post AG                                          66,232      1,997,813
Deutsche Telekom AG                                      185,678      3,059,907
E.ON AG                                                   15,196      2,058,822
                                                                   ------------
Total Germany                                                        12,802,126
--------------------------------------------------------------------------------
Hong Kong - 4.5%
BOC Hong Kong (Holdings) Ltd.                          1,342,632      3,254,241
China Netcom Group Corp. (Hong Kong) Ltd.              1,280,343      3,342,483
CLP Holdings Ltd.                                        444,553      3,245,577
Hang Seng Bank Ltd.                                      180,616      2,565,617
                                                                   ------------
Total Hong Kong                                                      12,407,918
--------------------------------------------------------------------------------
Ireland - 1.6%
Allied Irish Banks PLC                                    81,917      2,420,773
Bank of Ireland                                           96,612      2,073,129
                                                                   ------------
Total Ireland                                                         4,493,902
--------------------------------------------------------------------------------
Italy - 8.1%
Banca Intesa SpA                                         809,647      6,127,075
Capitalia SpA                                            213,433      1,922,014
Enel SpA                                                 438,231      4,672,644
Eni SpA                                                  116,303      3,771,336
Telecom Italia SpA                                     1,348,693      3,832,993
UniCredito Italiano SpA                                  242,520      2,300,168
                                                                   ------------
Total Italy                                                          22,626,230
--------------------------------------------------------------------------------
Netherlands - 5.3%
ABN AMRO Holding N.V.                                     97,569      4,184,702
Aegon N.V.                                               109,789      2,180,493
ING Groep N.V.                                            50,635      2,133,298
Royal KPN N.V.                                           233,205      3,619,624
Unilever N.V.                                             89,140      2,586,760
                                                                   ------------
Total Netherlands                                                    14,704,877
--------------------------------------------------------------------------------
Norway - 0.9%
DnB NOR ASA                                              177,016      2,488,159
--------------------------------------------------------------------------------
Portugal - 2.0%
EDP-Energias de Portugal, S.A.                           501,625      2,684,308
Portugal Telecom, SGPS, S.A.                             222,091      2,965,234
                                                                   ------------
Total Portugal                                                        5,649,542
--------------------------------------------------------------------------------
Singapore - 3.6%
DBS Group Holdings Ltd.                                  167,000      2,353,662
Oversea-Chinese Banking Corp. Ltd.                       456,000      2,702,845
Singapore Telecommunications Ltd.                        920,500      1,988,435
United Overseas Bank Ltd.                                210,000      2,904,373
                                                                   ------------
Total Singapore                                                       9,949,315
--------------------------------------------------------------------------------
Spain - 7.0%
Banco Bilbao Vizcaya Argentaria, Chile, S.A.              82,346      2,014,722
Banco Popular Espanol, S.A.                              115,704      2,378,059
Banco Santander Central Hispano S.A.                     132,113      2,349,520
Endesa S.A.                                               68,673      3,700,441
Gas Natural SDG, S.A.                                     64,670      3,025,905
IBERDROLA, S.A.(a)                                        60,077      2,830,192
Telefonica S.A.                                          140,377      3,083,237
                                                                   ------------
Total Spain                                                          19,382,076
--------------------------------------------------------------------------------
Sweden - 6.2%
AB Volvo Class B                                          50,763      4,254,307
H&M Hennes & Mauritz AB Class B                           54,413      3,117,690
Nordea Bank AB(a)                                        167,211      2,657,321
Sandvik AB                                               134,358      2,374,594
Svenska Handelsbanken AB Class A(a)                       70,684      2,090,468
Swedbank AB Class A                                       83,200      2,899,388
                                                                   ------------
Total Sweden                                                         17,393,768
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


                                    WisdomTree International Dividend Funds   81

Schedule of Investments (concluded)

WisdomTree International Dividend Top 100 Fund

March 31, 2007

================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Switzerland - 0.9%
Swisscom AG                                                7,058   $  2,539,504
--------------------------------------------------------------------------------
United Kingdom - 25.0%
Aviva PLC                                                155,546      2,283,524
BAE SYSTEMS PLC                                          224,630      2,026,659
Barclays PLC                                             220,045      3,111,729
British American Tobacco PLC                              83,133      2,590,910
BT Group PLC                                             733,665      4,370,883
Centrica PLC                                             459,221      3,481,178
Diageo PLC                                               124,441      2,512,724
GlaxoSmithKline PLC                                       60,647      1,661,731
HBOS PLC                                                 138,284      2,839,708
HSBC Holdings PLC                                        111,968      1,953,417
Imperial Tobacco Group PLC                                67,287      3,002,393
Legal & General Group PLC                                977,837      3,049,430
Lloyds TSB Group PLC                                     426,223      4,681,445
National Grid PLC                                        251,458      3,933,247
Old Mutual PLC                                           593,906      1,911,531
Prudential PLC                                           141,683      1,993,860
Reed Elsevier PLC                                        253,667      3,022,493
Royal Bank of Scotland Group (The) PLC                    78,953      3,072,312
Royal Dutch Shell PLC Class A                             67,958      2,252,511
Scottish & Southern Energy PLC                           113,973      3,444,765
Scottish Power PLC                                       351,389      5,513,573
Standard Chartered PLC                                    64,399      1,849,163
Unilever PLC                                             102,683      3,083,393
Vodafone Group PLC                                       798,716      2,122,691
                                                                   ------------
Total United Kingdom                                                 69,765,270
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $254,059,122)                                                277,241,685
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 0.1%
MONEY MARKET FUND - 0.1%
United States - 0.1%
Columbia Cash Reserves Fund, 4.95%(b)
(Cost: $177,805)                                         177,805        177,805
--------------------------------------------------------------------------------
INVESTMENTS OF CASH COLLATERAL
FOR SECURITIES LOANED - 9.8%
MONEY MARKET FUNDS(c) - 9.8%
AIM Liquid Assets Portfolio, 5.23%                        10,257         10,257
AIM Prime Portfolio, 5.21%                                82,547         82,547
UBS Enhanced Yield Portfolio, 5.25%                   11,040,236     11,040,236
UBS Private Money Market Fund LLC, 5.26%              16,344,085     16,344,085
                                                                   ------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $27,477,125)(d)                                               27,477,125
--------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES - 109.4%
(Cost: $281,714,052)                                                304,896,615
Liabilities in Excess of Foreign Currency
and Other Assets  - (9.4)%                                          (26,153,179)
                                                                   ------------
NET ASSETS - 100.0%                                                $278,743,436
--------------------------------------------------------------------------------

(a)   Security, or portion thereof, was on loan at March 31, 2007 (See Note 2).

(b)   Rate shown represents annualized 7-day yield as of March 31, 2007.

(c)   Interest rates shown reflect yields as of March 31, 2007.

(d) At March 31, 2007, the total market value of the Fund's securities on loan was $26,079,584 and the total market value of the collateral held by the Fund was $27,477,125.

                       See Notes to Financial Statements.


82   WisdomTree International Dividend Funds

Schedule of Investments

WisdomTree International MidCap Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.5%
Australia - 12.7%
Alumina Ltd.                                              81,757   $    482,806
Amcor Ltd.                                                85,153        519,371
Aristocrat Leisure Ltd.(a)                                36,188        479,445
Australian Stock Exchange Ltd.                            15,428        548,394
AXA Asia Pacific Holdings Ltd.                            81,564        475,736
Billabong International Ltd.                              14,906        201,098
BlueScope Steel Ltd.                                     139,595      1,184,104
Boral Ltd.                                                31,532        209,898
Caltex Australia Ltd.(a)                                  23,653        455,919
Coca-Cola Amatil Ltd.                                     86,265        613,265
Coles Myer Ltd.                                          105,806      1,388,974
Computershare Ltd.                                        58,505        512,806
CSL Ltd.                                                   8,985        597,885
Foster's Group Ltd.                                      186,968      1,034,638
Harvey Norman Holdings Ltd.                              122,002        465,200
Insurance Australia Group Ltd.                           215,672      1,020,991
John Fairfax Holdings Ltd.(a)                            126,553        509,134
Leighton Holdings Ltd.                                    23,234        629,156
Lend Lease Corp. Ltd.                                     50,640        817,781
Lion Nathan Ltd.                                          62,463        446,073
Newcrest Mining Ltd.                                      24,298        466,977
Orica Ltd.                                                22,097        452,524
Origin Energy Ltd.                                        69,992        509,453
Publishing & Broadcasting Ltd.(a)                         49,322        790,919
Qantas Airways Ltd.                                      367,629      1,559,192
Sonic Healthcare Ltd.                                     16,270        193,870
Suncorp-Metway Ltd.(a)                                   104,106      1,749,321
TABCORP Holdings Ltd.(a)                                  72,856        970,547
Toll Holdings Ltd.                                        25,690        425,450
Wesfarmers Ltd.                                           55,573      1,694,771
                                                                   ------------
Total Australia                                                      21,405,698
--------------------------------------------------------------------------------
Austria - 0.7%
BOEHLER-UDDEHOLM AG                                        2,390        229,064
UNIQA Versicherungen AG                                    5,704        189,822
voestalpine AG                                             4,113        297,294
Wiener Staedtische AG                                      2,113        149,355
Wienerberger AG                                            4,264        265,354
                                                                   ------------
Total Austria                                                         1,130,889
--------------------------------------------------------------------------------
Belgium - 2.0%
Almancora SCA                                              3,201        483,625
Bekaert S.A.                                                 900        121,924
Delhaize Group                                             7,905        724,070
Groep Colruyt S.A.                                         1,313        299,416
Mobistar S.A.                                              5,706        480,798
Solvay S.A.                                                4,946        757,408
UCB S.A.                                                   6,511        377,626
Umicore                                                      750        132,882
                                                                   ------------
Total Belgium                                                         3,377,749
--------------------------------------------------------------------------------
Denmark - 0.5%
Carlsberg A/S, Class B                                     1,150        124,705
Codan A/S                                                  1,225        115,331
Coloplast A/S Class B                                      1,000         84,590
GN Store Nord A/S                                          4,000         56,453
H. Lundbeck A/S                                            7,200        167,858
Novozymes A/S Class B                                      1,150        102,517
Sydbank A/S                                                2,250        120,587
                                                                   ------------
Total Denmark                                                           772,041
--------------------------------------------------------------------------------
Finland - 3.7%
Elisa Oyj(a)                                              14,844        428,586
Kesko Oyj Class B(a)                                       5,117        271,983
Metso Oyj                                                  6,732        354,420
OKO Bank PLC Class A(a)                                   18,690        317,459
Outokumpu Oyj(a)                                          10,221        350,074
Rautaruukki Oyj(a)                                        20,052        931,292
Sampo Oyj Class A                                         45,101      1,364,023
Sanoma-WSOY Oyj                                           13,261        392,059
Stora Enso Oyj Class R(a)                                 49,296        853,065
TietoEnator Oyj(a)                                        16,816        487,985
Wartsila Oyj Class B                                       4,053        249,742
YIT Oyj                                                    6,393        219,559
                                                                   ------------
Total Finland                                                         6,220,247
--------------------------------------------------------------------------------
France - 7.2%
Air France-KLM                                            11,002        500,138
Capgemini S.A.                                             4,385        332,656
Casino Guichard Perrachon S.A.                             7,929        797,723
Cie Generale d'Optique Essilor International S.A.          2,949        337,598
Ciments Francais                                           1,463        307,409
Clarins                                                    3,453        287,141
Compagnie Generale des Etablissements Michelin
Class B                                                   11,456      1,260,689
EIFFAGE(a)                                                 3,126        455,649
Eramet                                                     1,738        361,213
Euler Hermes S.A.                                          2,215        310,890
Hermes International                                       2,740        377,793
Imerys S.A.                                                3,903        361,086
Klepierre                                                  5,163        995,446
M6, Metropole Television                                  22,234        811,544
Publicis Groupe                                           13,086        629,887
Remy Cointreau S.A.                                        3,979        267,587
Societe BIC S.A.                                           6,004        418,393
Societe Des Autoroutes Paris-Rhin-Rhone                    3,853        349,792
Sodexho Alliance S.A.                                      8,004        583,975
Technip S.A.                                               5,494        401,649
Thales S.A.                                               10,446        604,320
Thomson                                                   25,574        490,557
Valeo S.A.                                                 6,200        362,395
Wendel Investissement                                      2,038        344,156
Zodiac S.A.                                                3,966        284,451
                                                                   ------------
Total France                                                         12,234,137
--------------------------------------------------------------------------------
Germany - 3.7%

ALTANA AG                                                  7,087        458,674
AMB Generali Holding AG                                    1,913        297,710

                       See Notes to Financial Statements.


                                    WisdomTree International Dividend Funds   83

WisdomTree International MidCap Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Celesio AG                                                 5,441   $    340,701
Deutsche Lufthansa AG                                     33,031        893,894
Fraport AG Frankfurt Airport Services Worldwide            2,265        164,863
Fresenius AG                                               2,182        174,652
Fresenius Medical Care AG & Co. KGaA                       2,415        350,148
Heidelberger Druckmaschinen AG                             2,765        126,246
Henkel KGaA                                                2,390        319,290
Hochtief AG                                                2,290        231,369
Hypo Real Estate Holding AG                                4,867        309,294
IKB Deutsche Industriebank AG                              4,360        173,244
K+S AG                                                     2,038        223,379
Linde AG                                                   5,330        572,214
MAN AG                                                     4,435        514,208
Merck KGaA                                                 1,238        159,061
MLP AG                                                     6,456        161,136
Rheinmetall AG                                             1,738        160,560
Salzgitter AG                                              1,488        216,536
Stada Arzneimittel AG                                      2,568        155,366
United Internet AG                                         8,660        167,729
                                                                   ------------
Total Germany                                                         6,170,274
--------------------------------------------------------------------------------
Hong Kong - 4.7%
Bank of East Asia Ltd.                                   130,567        759,416
Cathay Pacific Airways Ltd.                              326,000        829,367
China Merchants Holdings (International)
Co., Ltd.                                                 96,321        405,536
China Overseas Land & Investment Ltd.                    252,636        317,482
China Resources Enterprise, Ltd.                          90,162        301,146
China Resources Power Holdings Co.                       100,321        153,802
CITIC Pacific Ltd.                                       269,562        996,941
Denway Motors Ltd.                                       351,129        153,226
Guangdong Investment Ltd.                                250,808        133,841
Henderson Investment Ltd.                                 80,321        164,255
Hong Kong Exchanges and Clearing Ltd.                     71,662        698,347
Hongkong Electric Holdings Ltd.                          200,520      1,028,999
Hopewell Holdings Ltd.                                    80,162        311,857
New World Development Ltd.                               150,483        341,243
PCCW Ltd.                                                402,202        241,396
Sino Land Co. Ltd.                                       142,321        306,343
Television Broadcasts Ltd.                                25,084        156,810
Wharf Holdings Ltd.                                      122,321        453,954
Wing Hang Bank Ltd.                                       21,037        258,983
                                                                   ------------
Total Hong Kong                                                       8,012,944
--------------------------------------------------------------------------------
Ireland - 0.7%
IAWS Group PLC                                             1,988         46,099
Independent News & Media PLC                              62,740        283,956
Irish Life & Permanent PLC                                24,182        658,283
Kerry Group PLC Class A                                    2,640         73,096
Kingspan Group PLC                                         2,465         65,462
                                                                   ------------
Total Ireland                                                         1,126,896
--------------------------------------------------------------------------------
Italy - 7.8%
ACEA SpA                                                  16,008        298,327
AEM SpA                                                   99,221        356,611
Alleanza Assicurazioni SpA                                56,624        720,209
ASM                                                       51,973        334,677
Autogrill SpA                                             14,170        270,487
Banca CR Firenze SpA                                      46,661        344,415
Banca Lombarda e Piemontese SpA*                          17,486        430,382
Banca Popolare dell'Emilia Romagna S.c.r.l.               11,027        281,829
Banca Popolare di Milano S.c.r.l.                         18,013        277,905
Banca Popolare di Sondrio S.c.r.l.(a)                     13,161        282,761
Banca Popolare di Verona e Novara S.c.r.l.(a)             15,287        473,121
Banca Popolare Italiana S.c.r.l.                          69,287      1,079,107
Banche Popolari Unite S.c.r.l.                            20,188        595,243
Bulgari SpA                                               20,113        289,421
CIR-Compagnie Industriali Riunite SpA                     76,627        304,986
Finmeccanica SpA                                          11,646        348,963
Fondiaria-Sai SpA                                          7,577        346,660
Geox SpA                                                  19,829        344,460
Hera SpA                                                  67,040        281,107
Ifil Investments SpA                                      39,233        382,026
Italcementi SpA                                            9,442        281,791
Mediolanum SpA(a)                                         32,342        261,326
Milano Assicurazioni SpA                                  52,254        449,692
Pirelli & C SpA                                          452,278        497,895
RCS MediaGroup SpA                                        40,621        216,561
Saipem SpA                                                10,171        295,153
Snam Rete Gas SpA                                        239,811      1,517,114
Societa Cattolica di Assicurazioni S.c.r.l.                7,701        463,149
Terna SpA                                                202,808        750,511
Unipol SpA                                               120,792        465,494
                                                                   ------------
Total Italy                                                          13,241,383
--------------------------------------------------------------------------------
Japan - 11.3%
Aioi Insurance Co., Ltd.                                  23,000        160,119
Aisin Seiki Co., Ltd.                                     12,500        437,222
Ajinomoto Co., Inc.                                       25,000        287,106
All Nippon Airways Co., Ltd.                             100,000        392,124
Asahi Breweries Ltd.                                      27,500        440,186
Asahi Kasei Corp.                                         75,000        544,993
Bank of Yokohama Ltd. (The)                               28,000        208,444
Chiba Bank Ltd. (The)                                     49,000        431,590
Chugoku Electric Power Co., Inc. (The)                    20,000        446,326
Cosmo Oil Co., Ltd.                                       48,000        200,822
Daikin Industries Ltd.                                    12,500        434,046
Daiwa House Industry Co., Ltd.                            25,000        409,274
Electric Power Development Co.                            10,000        502,223
Fast Retailing Co., Ltd.                                   6,900        534,703
Hankyu Hanshin Holdings, Inc.                             72,000        434,775
IBIDEN Co., Ltd.                                           7,500        388,101
JS Group Corp.                                            20,000        432,776
Kaneka Corp.                                               2,000         19,039
Kobe Steel Ltd.                                          128,000        514,927
Marubeni Corp.                                            75,000        454,796
Matsushita Electric Works Ltd.                            25,000        286,047
Mitsubishi UFJ Securities Co.                             25,000        284,988
Mitsui O.S.K. Lines Ltd.                                  68,000        753,284

                       See Notes to Financial Statements.


84   WisdomTree International Dividend Funds

WisdomTree International MidCap Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Mitsui Trust Holdings, Inc.                               25,000   $    246,030
Nikon Corp.                                               22,000        463,011
Nippon Electric Glass Co., Ltd.                           31,500        550,900
Nippon Mining Holdings, Inc.                              50,000        430,658
Nippon Oil Corp.                                          50,000        404,827
Nippon Yusen K.K.                                         50,000        400,169
NOK Corp.                                                 15,000        254,711
OJI Paper Co., Ltd.                                       75,000        396,993
Olympus Corp.                                             19,000        648,486
Oracle Corp. Japan                                         7,600        364,954
Osaka Gas Co., Ltd.                                      125,000        483,803
Park24 Co., Ltd.                                             300          4,027
Sekisui House, Ltd.                                       25,000        388,313
Shiseido Co., Ltd.                                        25,000        507,093
Shizuoka Bank Ltd. (The)                                  25,000        265,721
SUMCO Corp.                                                7,000        290,493
Sumitomo Metal Mining Co., Ltd.                           25,000        481,685
Taisho Pharmaceutical Co., Ltd.                           23,000        420,750
Terumo Corp.                                               8,000        310,989
Tokyu Corp.                                               75,000        583,104
TonenGeneral Sekiyu K.K.                                  48,000        534,981
Toyota Tsusho Corp.                                       17,500        446,115
Yamada Denki Co., Ltd.                                     5,000        464,959
Yamaha Motor Co., Ltd.                                    15,000        419,225
Yamato Holdings Co., Ltd.                                 25,000        402,287
                                                                   ------------
Total Japan                                                          19,162,195
--------------------------------------------------------------------------------
Netherlands - 2.2%
CSM N.V.                                                   4,817        171,204
Euronext N.V.                                              2,515        299,465
Fugro N.V.                                                 2,290        115,837
Heineken Holding N.V.                                      8,153        359,664
Hunter Douglas N.V.                                        1,813        159,283
Koninklijke BAM Groep N.V.                                 5,217        122,989
Koninklijke Vopak N.V.                                     2,515        140,609
Mittal Steel Co. N.V.                                      5,939        314,252
Randstad Holding N.V.                                      3,445        266,252
Reed Elsevier N.V.                                        47,632        839,487
SBM Offshore N.V.                                          3,903        140,226
Vedior N.V.                                                7,164        158,494
Wolters Kluwer N.V.                                       18,084        540,669
                                                                   ------------
Total Netherlands                                                     3,628,431
--------------------------------------------------------------------------------
New Zealand - 1.4%
Contact Energy Ltd.                                       42,938        282,753
Fletcher Building Ltd.                                    52,883        415,925
Telecom Corp. of New Zealand Ltd.(a)                     511,316      1,729,245
                                                                    -----------
Total New Zealand                                                     2,427,923
--------------------------------------------------------------------------------
Norway - 1.4%
Aker ASA Class A                                           3,005        190,517
Norske Skogindustrier ASA                                 22,564        384,439
Orkla ASA                                                 10,486        736,104
Storebrand ASA                                            29,589        472,137
Wilh. Wilhelmsen ASA Class A                               2,155         87,201
Yara International ASA                                    16,847        462,981
                                                                   ------------
Total Norway                                                          2,333,379
--------------------------------------------------------------------------------
Portugal - 1.9%
Banco BPI, S.A.                                           28,091        243,057
Banco Comercial Portugues, S.A. Class R                  214,904        775,248
Banco Espirito Santo, S.A.                                32,840        624,687
Brisa-Auto-estradas de Portugal S.A.                      35,063        458,340
CIMPOR - Cimentos de Portugal SGPS, S.A.                  45,150        377,437
PT Multimedia - Servicos de Telecomunicacoes e
  Multimedia, SGPS, S.A.                                  41,102        607,314
Sonae SGPS, S.A.                                          69,767        156,951
                                                                   ------------
Total Portugal                                                        3,243,034
--------------------------------------------------------------------------------
Singapore - 1.9%
City Developments Ltd.                                    21,000        201,923
Fraser and Neave Ltd.                                     74,402        249,901
Great Eastern Holdings Ltd.                               23,000        298,406
Keppel Corp. Ltd.                                         25,000        312,829
SembCorp Industries Ltd.                                  73,000        245,192
SembCorp Marine Ltd.                                      75,000        173,867
Singapore Airlines Ltd.                                   72,000        787,144
Singapore Exchange Ltd.                                   46,000        198,433
Singapore Press Holdings Ltd.                            122,000        353,530
Singapore Technologies Engineering Ltd.                   75,000        163,988
StarHub Ltd.                                             151,428        284,227
                                                                   ------------
Total Singapore                                                       3,269,440
--------------------------------------------------------------------------------
Spain - 4.5%
Acciona, S.A.                                              1,663        358,952
Acerinox S.A.                                              9,185        232,917
Antena 3 de Television, S.A.(a)                           31,212        695,511
Banco de Valencia S.A.(a)                                  3,154        172,220
Banco Pastor S.A.(a)                                       6,794        156,006
Banco Sabadell, S.A.(a)                                   13,286        630,671
Bankinter S.A.                                             3,201        261,413
Cintra, Concesiones de Infraestructuras de
  Transporte, S.A.                                         9,719        181,383
Corporacion Mapfre S.A.                                   43,157        220,602
Ebro Puleva S.A.                                           6,443        151,549
Enagas                                                    17,788        457,942
Fadesa Inmobiliaria S.A.                                   3,903        177,166
Fomento de Construcciones y Contratas S.A.                 5,494        562,761
Gamesa Corp Tecnologica S.A.                               6,318        227,917
Gestevision Telecinco S.A.                                30,982        892,058
Iberia Lineas Aereas de Espana                            43,009        228,433
Promotora de Informaciones S.A.                            7,705        171,284
Red Electrica de Espana                                    5,721        268,599
Sacyr Vallehermoso, S.A.                                  12,762        712,483
Sociedad General de Aguas de Barcelona S.A
  Class A                                                  5,017        177,979
Sol Melia S.A.                                             7,228        173,188
Zardoya-Otis S.A.(a)                                      11,661        398,929
                                                                   ------------
Total Spain                                                           7,509,963
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


                                    WisdomTree International Dividend Funds   85

WisdomTree International MidCap Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Sweden - 5.0%
AB SKF Class B                                            25,084   $    519,299
AB Volvo Class A                                          12,537      1,073,920
Alfa Laval AB                                              5,016        258,804
Assa Abloy AB Class B                                     23,647        540,948
Atlas Copco AB Class B                                    10,031        318,111
Electrolux AB Series B                                    20,064        506,168
Hexagon AB Class B                                         5,016        202,682
Holmen AB Class B(a)                                      12,216        500,577
Investment AB Kinnevik Class B                            10,031        192,654
Scania AB Class A                                         12,571      1,005,164
Scania AB Class B                                          8,721        681,163
Securitas AB Class B                                      39,447        598,781
Skanska AB Class B(a)                                     30,095        667,005
SSAB Svenskt Stal AB Series A                              9,516        292,285
Svenska Cellulosa Aktiebolaget SCA Class B                12,537        668,297
Swedish Match AB                                          10,031        178,357
Tele2 AB Class B                                          15,047        245,561
                                                                   ------------
Total Sweden                                                          8,449,776
--------------------------------------------------------------------------------
Switzerland - 2.4%
Baloise Holding AG                                         2,793        289,412
Ciba Specialty Chemicals Holding Inc.                     10,633        697,224
EMS-Chemie Holding AG                                      1,363        170,822
Givaudan S.A.                                                300        276,212
Julius Baer Holding Ltd.                                   2,419        328,531
Kuehne + Nagel International AG                            3,713        303,993
Lonza Group AG                                             1,413        135,189
Nobel Biocare Holding AG                                     525        190,510
Panalpina Welttransport (Holding) AG                         725        120,734
Phonak Holding AG                                          1,034         78,770
Schindler Holding AG                                       1,813        111,382
Schindler Holding AG Participating Shares                  1,288         78,073
Serono S.A.                                                  231        208,142
SGS S.A.                                                     424        503,952
Straumann Holding AG                                         225         64,230
Swatch Group AG (The)                                      2,013        107,097
Swatch Group AG (The) Class B                                509        133,942
Vontobel Holding AG                                        3,978        203,169
                                                                   ------------
Total Switzerland                                                     4,001,384
--------------------------------------------------------------------------------
United Kingdom - 23.8%
Admiral Group PLC                                         19,196        432,599
Alliance & Leicester PLC                                  47,991      1,067,402
Amlin PLC                                                132,653        737,607
AMVESCAP PLC                                              79,321        871,227
Antofagasta PLC                                           81,336        825,958
BBA Aviation PLC                                          86,770        478,224
Boots Group PLC                                          106,028      2,134,688
Bunzl PLC                                                 36,814        519,155
Cable & Wireless PLC                                     357,960      1,169,673
Capita Group PLC                                          65,375        875,124
Carnival PLC                                              17,688        849,616
Close Brothers Group PLC                                  22,098        439,053
Compass Group PLC                                        191,133      1,274,587
Corus Group PLC                                           28,339        337,387
Enterprise Inns PLC                                       72,275        947,643
FirstGroup PLC                                             3,031         39,504
Gallaher Group PLC                                        62,104      1,380,080
George Wimpey PLC                                         21,491        267,872
GKN PLC                                                   41,365        309,516
Hanson PLC                                                58,821        943,138
IMI PLC                                                   47,953        545,505
Imperial Chemical Industries PLC                         108,387      1,062,924
Intercontinental Hotels Group PLC                         34,548        851,074
ITV PLC                                                  375,527        802,828
J. Sainsbury PLC                                         100,498      1,083,129
Johnston Press PLC                                        47,651        434,824
Kelda Group PLC                                           51,794        952,878
Kingfisher PLC                                           271,016      1,479,058
LogicaCMG PLC                                            146,961        513,071
Meggitt PLC                                               41,989        245,830
Michael Page International PLC                            14,304        150,235
Next PLC                                                  22,735      1,002,858
Northern Rock PLC                                         37,804        848,982
Pearson PLC                                               76,487      1,308,154
Pennon Group PLC                                          31,851        365,143
Persimmon PLC                                             35,044        966,394
Provident Financial PLC                                   10,269        161,934
Reuters Group PLC                                        117,255      1,071,698
Rexam PLC                                                 48,746        525,844
Scottish & Newcastle PLC                                 120,191      1,417,955
Signet Group PLC                                         148,540        365,630
Smith & Nephew PLC                                        33,627        426,065
Smiths Group PLC                                          53,170      1,072,048
Sportingbet PLC                                           85,543        111,993
St. James's Place PLC                                     47,074        415,940
Tate & Lyle PLC                                           18,865        212,755
Tomkins PLC                                               61,609        322,634
Trinity Mirror PLC                                        43,938        458,466
United Utilities PLC                                     141,123      2,091,159
Whitbread PLC                                             27,011        999,695
Wilson Bowden PLC                                          5,963        247,360
Wm Morrison Supermarkets PLC                             145,231        879,471
Yell Group PLC                                            82,635        969,215
                                                                   ------------
Total United Kingdom                                                 40,262,802
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $155,787,324)                                                167,980,585
--------------------------------------------------------------------------------
RIGHTS* - 0.0%
Australia - 0.0%
Suncorp-Metway Ltd., expiring on 4/05/07
(Cost: $0)                                                48,251             --
================================================================================
TOTAL LONG-TERM INVESTMENTS
(Cost: $155,787,324)                                                167,980,585
================================================================================

                       See Notes to Financial Statements.


86   WisdomTree International Dividend Funds

Schedule of Investments (concluded)

WisdomTree International MidCap Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 5.5%
MONEY MARKET FUNDS(b) - 5.5%
AIM Liquid Assets Portfolio, 5.23%                         1,128   $      1,128
AIM Prime Portfolio, 5.21%                                    85             85
UBS Enhanced Yield Portfolio, 5.25%                    5,534,846      5,534,846
UBS Private Money Market Fund LLC, 5.26%               3,870,696      3,870,696
                                                                   ------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED (Cost: $9,406,755)(c)                               9,406,755
================================================================================
TOTAL INVESTMENTS IN SECURITIES - 105.0%
(Cost: $165,194,079)                                                177,387,340
Liabilities in Excess of Cash, Foreign Currency and
Other Assets - (5.0)%                                                (8,497,991)
                                                                    -----------
NET ASSETS - 100.0%                                                $168,889,349
================================================================================

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at March 31, 2007 (See Note 2).

(b)   Interest rates shown reflect yields as of March 31, 2007.

(c) At March 31, 2007, the total market value of the Fund's securities on loan was $8,648,475 and the total market value of the collateral held by the Fund was $9,406,755.

                       See Notes to Financial Statements.


                                    WisdomTree International Dividend Funds   87

Schedule of Investments

WisdomTree International SmallCap Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares   U.S. $ Value
-------------------------------------------------------------------------------
COMMON STOCKS - 98.8%
Australia - 19.0%
ABB Grain Ltd.                                           110,777   $    690,872
Adelaide Bank Ltd.(a)                                     65,528        727,881
Adelaide Brighton Ltd.(a)                                324,051        897,921
Alinta Ltd.(a)                                           245,245      2,876,719
Ansell Ltd.                                               85,451        800,766
APN News & Media Ltd.(a)                                 221,969      1,054,387
Austereo Group Ltd.                                      496,535        822,308
Australian Agricultural Co., Ltd.(a)                     460,135        884,693
Australian Pharmaceutical Industries Ltd.(a)             333,233        565,325
AWB Ltd.(a)                                              321,712        922,627
Bank of Queensland Ltd.(a)                                60,587        847,731
Bendigo Bank Ltd.(a)                                      66,570        914,235
Cabcharge Australia Ltd.(a)                               89,906        773,515
Challenger Financial Services Group Ltd.                 248,248        956,610
Consolidated Minerals Ltd.(a)                            426,764        861,903
Consolidated Rutile Ltd.                               1,046,649        579,192
Corporate Express Australia Ltd.(a)                      132,299        672,261
Crane Group Ltd.(a)                                       69,285        919,058
David Jones Ltd.(a)                                      333,821      1,227,030
Downer EDI Ltd.                                          142,450        784,833
Energy Resources of Australia Ltd.(a)                     83,561      1,876,630
Flight Centre Ltd.(a)                                     81,498      1,078,429
Funtastic Ltd.(a)                                        670,895      1,024,347
Futuris Corp., Ltd.(a)                                   370,071        645,757
GWA International Ltd.(a)                                257,786        833,009
Hills Industries Ltd.(a)                                 175,411        783,633
iiNet Ltd.                                               579,310        545,215
Infomedia Ltd.(a)                                        715,816        410,573
Invocare Ltd.(a)                                         145,350        668,125
Iress Market Technology Ltd.(a)                          141,526        927,230
JB Hi-Fi Ltd.(a)                                         128,552        785,111
Jubilee Mines NL(a)                                      127,056      1,798,291
Just Group Ltd.(a)                                       234,557        790,160
Kingsgate Consolidated Ltd.(a)                           261,318      1,002,752
MacArthur Coal Ltd.(a)                                   117,671        450,587
MaxiTRANS Industries Ltd.                              1,439,222        813,873
MFS Ltd.(a)                                              194,861        834,318
Minara Resources Ltd.(a)                                 188,449      1,125,042
Mincor Resources NL                                      309,554        767,724
Nufarm Ltd.(a)                                            79,046        791,830
OneSteel Ltd.(a)                                         309,100      1,288,485
Pacific Brands Ltd.                                      443,826      1,100,732
PaperlinX Ltd.                                           258,612        871,195
Peet & Co., Ltd.                                         164,989        533,145
Primary Health Care Ltd.(a)                               41,060        404,678
Ramsay Health Care Ltd.(a)                                81,896        760,836
Repco Corp., Ltd.                                         75,272        103,374
Ridley Corp., Ltd.(a)                                     88,714         80,984
Rural Press Ltd.                                          75,997        834,961
Seek Ltd.                                                183,304      1,066,191
Seven Network Ltd.(a)                                     97,265        897,332
Sigma Pharmaceuticals Ltd.(a)                            324,771        658,539
Sims Group Ltd.(a)                                        82,991      1,566,154
Smorgon Steel Group Ltd.                                 703,067      1,158,664
Southern Cross Broadcasting Australia Ltd.(a)             72,890        977,477
Spotless Group Ltd.(a)                                   166,679        623,437
STW Communications Group Ltd.(a)                         278,212        703,478
Sunland Group Ltd.(a)                                    133,990        363,699
Symbion Health Ltd.                                      266,302        780,929
Ten Network Holdings Ltd.(a)                             341,696        872,283
Transfield Services Ltd.(a)                               30,824        296,822
United Group Ltd.(a)                                      61,300        674,974
Veda Advantage Ltd.(a)                                   253,748        672,368
Washington H. Soul Pattinson & Co., Ltd.                  65,629        478,226
West Australian Newspapers Holdings Ltd.(a)              148,680      1,877,336
                                                                   ------------
Total Australia                                                      56,378,802
--------------------------------------------------------------------------------
Austria - 0.5%
Andritz AG                                                 2,009        502,203
AT&S Austria Technologie & Systemtechnik AG                4,108        106,086
Flughafen Wien AG                                          6,450        629,434
Schoeller-Bleckmann Oilfield Equipment AG                  1,403         72,837
Semperit AG Holding                                        5,378        236,245
                                                                   ------------
Total Austria                                                         1,546,805
--------------------------------------------------------------------------------
Belgium - 2.4%
Barco N.V.                                                 2,377        218,769
Compagnie Maritime Belge S.A.(a)                          60,743      4,018,647
Cumerio N.V.                                               8,010        235,108
Econocom Group S.A./N.V.                                  17,161        182,751
Euronav N.V.                                              42,392      1,421,475
EVS Broadcast Equipment S.A.                               3,381        214,770
Melexis N.V.                                              13,920        261,268
Omega Pharma S.A.                                          1,887        144,835
Tessenderlo Chemie N.V.                                   12,160        587,904
                                                                   ------------
Total Belgium                                                         7,285,527
--------------------------------------------------------------------------------
Bermuda - 0.3%
Hiscox Ltd.                                              178,712        943,766
--------------------------------------------------------------------------------
Denmark - 1.3%
A/S Dampskibsselskabet TORM(a)                            33,172      2,290,443
Amagerbanken A/S                                           1,100         75,461
Auriga Industries A/S Class B(a)                           4,402        127,398
Bang & Olufsen A/S Class B(a)                              2,150        265,408
FLSmidth & Co. A/S                                         6,607        446,164
NKT Holding A/S                                            5,402        432,345
Spar Nord Bank A/S                                         8,557        211,724
                                                                   ------------
Total Denmark                                                         3,848,943
--------------------------------------------------------------------------------
Finland - 3.2%
Amer Sports Oyj                                           18,196        397,477
Citycon Oyj                                               45,617        355,837
Finnair Oyj                                               18,196        314,397
Finnlines Oyj                                             13,656        304,485
Fiskars Oyj Abp Class A(a)                                20,511        330,915
HK Ruokatalo Oyj Class A                                  11,384        245,492

                       See Notes to Financial Statements.


88   WisdomTree International Dividend Funds

WisdomTree International SmallCap Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares   U.S. $ Value
-------------------------------------------------------------------------------
KCI Konecranes Oyj                                        13,656   $    456,273
Kemira GrowHow Oyj                                        41,069        551,610
Kemira Oyj                                                31,937        728,672
Kyro Oyj Abp                                              41,083        220,391
Lassila & Tikanoja Oyj                                     9,098        304,587
M-real Oyj Class B(a)                                     81,365        630,359
Nokian Renkaat Oyj                                        30,396        829,464
Poyry Oyj                                                 22,788        418,613
Ramirent Oyj                                               4,519        360,928
Rapala VMC Oyj                                            27,391        215,852
Stockmann Oyj Abp Class B                                  9,098        396,387
Talentum Oyj                                             157,504        712,849
Technopolis PLC                                           27,391        277,108
Uponor Corp.                                              31,181      1,098,265
Vaisala Oyj Class A                                        6,827        317,890
                                                                   ------------
Total Finland                                                         9,467,851
--------------------------------------------------------------------------------
France - 2.4%
Alain Afflelou S.A.                                        3,663        197,576
April Group                                                3,991        208,042
Bacou-Dalloz S.A.                                          1,359        180,903
Canal Plus S.A.                                           52,566        604,569
CFF RECYCLING                                                743         39,680
FONCIA Groupe S.A.                                         3,235        171,174
Generale de Sante                                          7,349        313,044
Groupe Steria SCA                                          2,924        190,761
Haulotte Group                                             5,965        190,488
Havas S.A.                                               102,974        590,788
Ingenico S.A.                                              7,091        184,159
Kaufman & Broad S.A.                                       3,601        269,537
Manitou BF S.A.                                            8,822        467,388
Nexans S.A.                                                4,500        593,027
Provimi S.A.                                               2,329         97,348
Rallye S.A.                                               25,738      1,665,091
Rodriguez Group                                            3,247        161,220
Ste Industrielle d'Aviation Latecoere S.A.                24,411        736,005
Trigano S.A.                                               3,012        169,679
Viel et Compagnie                                         24,152        160,750
                                                                   ------------
Total France                                                          7,191,229
--------------------------------------------------------------------------------
Germany - 2.4%
AWD Holding AG(a)                                         17,883        843,886
BayWa AG(a)                                                6,473        281,416
Bechtle AG                                                 7,409        216,482
Comdirect Bank AG(a)                                      35,430        561,707
DAB Bank AG                                               19,866        235,357
Douglas Holding AG(a)                                      9,587        560,878
ElringKlinger AG                                           3,469        268,800
Gerry Weber International AG                               8,118        191,487
IDS Scheer AG                                              8,687        176,809
Indus Holding AG                                           6,783        257,242
Krones AG                                                  1,359        265,928
Leoni AG                                                   5,114        209,875
Medion AG(a)                                              22,698        303,655
MPC Muenchmeyer Petersen Capital AG                        6,385        537,927
MVV Energie AG(a)                                         17,988        680,030
Norddeutsche Affinerie AG(a)                              16,198        511,019
Sixt AG(a)                                                 3,425        194,905
Software AG                                                4,783        406,908
Takkt AG                                                  10,934        195,617
Vossloh AG(a)                                              4,006        383,466
                                                                   ------------
Total Germany                                                         7,283,394
--------------------------------------------------------------------------------
Hong Kong - 3.7%
Beijing Enterprises Holdings Ltd.                        110,074        280,318
China Power International Development Ltd.             1,496,622        725,879
China Travel International Investment Hong Kong Ltd.   2,117,533        989,090
Chong Hing Bank Ltd.                                     132,110        349,115
CITIC International Financial Holdings Ltd.(a)         1,227,986      1,063,885
Cross-Harbour Holdings Ltd.                              132,189        109,618
Dah Sing Banking Group Ltd.                              123,303        275,821
Dah Sing Financial Holdings Ltd.                          17,610        153,694
Fountain Set (Holdings) Ltd.                             440,364        153,283
Fubon Bank Ltd.                                          528,432        306,337
Guangzhou Investment Co., Ltd.(a)                        764,585        187,862
Hong Kong Aircraft Engineering Co. Ltd.                   69,629      1,060,351
Hongkong & Shanghai Hotels Ltd. (The)                     15,142         23,912
Hung Hing Printing Group Ltd.                            332,290        187,954
i-CABLE Communications Ltd.                              738,654        158,805
Industrial & Commercial Bank of China Ltd.(a)            710,364      1,554,496
Matsunichi Communication Holdings Ltd.                   448,000        285,509
Oriental Press Group Ltd.(a)                           2,445,017        456,822
Shanghai Industrial Holdings Ltd.                        354,248        817,818
Shaw Brothers (Hong Kong) Ltd.                           132,110        240,407
Singamas Container Holdings Ltd.(a)                      176,142         99,181
Sun Hung Kai & Co., Ltd.                                 220,189        193,018
Tianjin Development Holdings Ltd.                        188,074        142,242
Vitasoy International Holdings Ltd.                      440,364        184,841
Wing Lung Bank Ltd.                                       84,166        928,446
                                                                   ------------
Total Hong Kong                                                      10,928,704
--------------------------------------------------------------------------------
Ireland - 1.0%
Abbey PLC                                                  8,362        131,698
DCC PLC                                                   15,898        556,154
FBD Holdings PLC                                           7,578        393,411
Fyffes PLC                                               160,244        243,172
Glanbia PLC                                               64,126        323,093
Greencore Group PLC                                       65,288        395,649
McInerney Holdings PLC                                     5,760        119,752
Paddy Power PLC                                           28,866        760,815
United Drug PLC                                           28,382        149,048
                                                                   ------------
Total Ireland                                                         3,072,792
--------------------------------------------------------------------------------
Italy - 3.3%
AEM Torino SpA                                           137,923        464,039
Amplifon SpA                                              30,835        284,449
Astaldi SpA                                               37,797        374,332
Autostrada Torino-Milano SpA                              27,437        673,480
Azimut Holding SpA                                        22,878        336,517

                       See Notes to Financial Statements.


                                    WisdomTree International Dividend Funds   89

WisdomTree International SmallCap Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares   U.S. $ Value
-------------------------------------------------------------------------------
Banca Intermobiliare SpA(a)                               40,299   $    434,517
Banca Piccolo Credito Valtellinese Scarl                  29,055        479,203
Banca Popolare dell'Etruria e del Lazio(a)                12,736        257,524
Banca Popolare di Intra(a)                                14,461        244,087
Banco di Desio e della Brianza SpA                        28,692        369,521
Brembo SpA                                                22,700        305,193
Caltagirone SpA                                           20,872        244,497
Cementir SpA                                              34,652        437,976
COFIDE - Compagnia Finanziaria De Benedeth SpA           173,447        299,457
Cremonini SpA                                            134,104        481,538
Ergo Previdenza SpA                                       61,855        439,687
Gewiss SpA                                                28,919        249,451
Indesit Co. SpA                                           42,045        895,491
Interpump Group SpA                                       27,153        302,531
Navigazione Montanari SpA                                 58,657        310,763
Premafin Finanziaria SpA Holding Di Partecipazioni        88,817        284,045
Recordati SpA                                             38,872        308,138
Risanamento SpA                                           30,048        313,587
Societa Iniziative Autostradali e Servizi SpA             43,840        686,869
SOGEFI SpA                                                35,093        334,239
                                                                   ------------
Total Italy                                                           9,811,131
--------------------------------------------------------------------------------
Japan - 16.4%
ABC-Mart, Inc.                                            13,200        291,222
ADEKA Corp.                                               22,000        253,771
Aica Kogyo Co., Ltd.                                       2,900         39,641
Aichi Steel Corp.(a)                                      44,000        266,068
Air Water, Inc.(a)                                        44,000        539,217
Alpine Electronics, Inc.                                  17,600        316,003
AOC Holdings, Inc.                                        17,600        287,682
Arisawa Manufacturing Co., Ltd.                           75,700        794,986
Asatsu-DK, Inc.                                            8,800        277,248
Awa Bank Ltd. (The)                                       44,000        249,672
Bank of Nagoya Ltd. (The)                                 48,000        287,004
Canon Electronics, Inc.                                    8,100        263,426
Central Glass Co., Ltd.                                   44,000        296,998
Chuetsu Pulp & Paper Co., Ltd.                           344,000        742,918
Circle K Sunkus Co. Ltd.                                  13,200        245,945
Coca-Cola West Japan Co., Ltd.                            13,200        285,632
COMSYS Holdings Corp.                                     44,000        471,395
Daifuku Co., Ltd.                                         22,000        318,238
Daikoku Denki Co., Ltd.                                   27,500        499,577
Daio Paper Corp.                                          41,000        327,792
Daishi Bank Ltd. (The)                                    44,000        185,950
Disco Corp.                                                4,400        268,304
Ebara Corp.                                               88,000        416,617
Exedy Corp.                                                8,800        250,417
Ezaki Glico Co., Ltd.                                     44,000        520,957
FCC Co., Ltd.                                              9,500        216,430
Fuji Fire & Marine Insurance Co., Ltd. (The)             119,000        488,799
Futaba Industrial Co., Ltd.                               13,200        319,729
Gigas K's Denki Corp.                                      8,800        234,021
Gunze Ltd.                                                44,000        255,261
Hankyu Department Stores, Inc.                            44,000        407,673
Hanwa Co., Ltd.                                           37,000        184,256
Heiwa Corp.                                               17,600        217,028
Higo Bank Ltd. (The)                                      44,000        298,861
Hitachi Cable Ltd.                                        44,000        250,044
Hitachi Koki Co., Ltd.                                    31,000        473,369
Hitachi Kokusai Electric, Inc.                            30,000        347,322
Hitachi Maxell Ltd.                                       22,000        300,538
Hitachi Software Engineering Co., Ltd.                    16,400        340,292
Hitachi Transport System Ltd.                             26,400        301,618
Hokkoku Bank Ltd. (The)                                   44,000        191,912
Hokuetsu Paper Mills Ltd.                                 47,000        241,220
HORIBA, Ltd.                                               8,800        297,370
House Foods Corp.                                         19,200        326,843
Hyakugo Bank Ltd. (The)                                   44,000        282,092
Hyakujushi Bank Ltd. (The)                                44,000        265,696
Iida Home Max Co., Ltd.                                   11,800        207,868
Iino Kaiun Kaisha Ltd.                                    26,000        277,010
Invoice, Inc.                                              1,218         61,377
Itochu Enex Co., Ltd.                                     14,700        111,051
Japan Airport Terminal Co., Ltd.                          21,000        305,729
Japan Foundation Engineering Co., Ltd.                   219,600        810,888
Kagome Co., Ltd.(a)                                       21,400        339,826
Kagoshima Bank Ltd. (The)                                 44,000        319,729
Kandenko Co., Ltd.                                        44,000        301,469
Kasumi Co., Ltd.                                           9,000         49,545
Katokichi Co., Ltd.                                       30,800        193,291
Kayaba Industry Co., Ltd.                                 54,000        297,726
Keihin Corp.                                              13,200        299,047
Keisei Electric Railway Co., Ltd.                         44,000        283,582
Keiyo Bank Ltd. (The)                                     44,000        284,700
Kintetsu World Express, Inc.                               9,800        346,932
Kobayashi Pharmaceutical Co., Ltd.                         8,800        333,144
Koei Co., Ltd.(a)                                         13,200        223,251
Komeri Co., Ltd.                                           8,800        282,465
Komori Corp.                                              14,000        325,471
Kyowa Exeo Corp.                                          44,000        481,457
Lion Corp.(a)                                             47,000        285,403
Makino Milling Machine Co., Ltd.                          44,000        561,948
Matsumotokiyoshi Co., Ltd.                                12,400        283,549
Meiji Dairies Corp.                                       44,000        344,696
Meiji Seika Kaisha Ltd.                                   44,000        203,837
Meitec Corp.                                               8,800        283,210
Meiwa Estate Co., Ltd.                                    15,300        236,611
MISUMI Group, Inc.                                        17,600        314,512
Mitsumi Electric Co., Ltd.                                17,000        561,508
Mitsuuroko Co., Ltd.                                       3,100         21,870
Mochida Pharmaceutical Co., Ltd.                          39,000        374,559
Morinaga Milk Industry Co., Ltd.                          76,000        373,966
Musashino Bank Ltd. (The)                                  4,400        235,139
Nabtesco Corp.                                            44,000        577,599
Nachi-Fujikoshi Corp.(a)                                  44,000        221,351
Nagase & Co., Ltd.                                        44,000        553,377
NEC Fielding Ltd.                                         14,700        192,971

                       See Notes to Financial Statements.


90   WisdomTree International Dividend Funds

WisdomTree International SmallCap Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares   U.S. $ Value
-------------------------------------------------------------------------------
Nichiha Corp.                                              1,600   $     22,332
Nichirei Corp.                                            44,000        256,752
Nifco, Inc.                                               12,100        312,556
Nihon Kohden Corp.                                         4,600        107,135
Nippon Kayaku Co., Ltd.                                   44,000        362,583
Nippon Light Metal Co., Ltd.                              88,000        248,927
Nippon Paint Co., Ltd.                                    44,000        247,063
Nippon Suisan Kaisha Ltd.                                 52,800        344,771
Nipro Corp.                                                8,000        155,833
Nishimatsuya Chain Co., Ltd.                              17,600        296,625
Nishi-Nippon Railroad Co., Ltd.                           88,000        366,682
Nissan Shatai Co., Ltd.                                   43,000        218,505
Nissin Kogyo Co., Ltd.                                    12,700        310,845
NS Solutions Corp.                                         9,000        226,763
Obic Co., Ltd.                                             1,320        260,590
Ogaki Kyoritsu Bank Ltd. (The)                            44,000        190,794
Okamura Corp.                                             39,000        427,406
Okumura Corp.                                             44,000        240,728
OSG Corp.                                                 17,600        266,217
Pacific Metals Co., Ltd.                                  44,000        613,000
PanaHome Corp.                                            44,000        292,153
Paris Miki, Inc.                                          13,200        217,997
Point, Inc.                                                4,400        279,111
QP Corp.                                                  30,800        278,850
Rengo Co., Ltd.                                           44,000        249,299
Ryobi Ltd.                                                46,000        369,714
Sagami Railway Co., Ltd.                                  88,000        303,333
Saibu Gas Co., Ltd.                                       87,000        208,520
San-In Godo Bank Ltd. (The)                               44,000        415,871
Sankyu, Inc.                                              44,000        236,257
Sanwa Shutter Corp.                                       44,000        273,521
Sanyo Shokai Ltd.                                         37,000        331,222
Sanyo Special Steel Co., Ltd.                             44,000        310,040
Sapporo Holdings Ltd.(a)                                  44,000        308,922
Shiga Bank Ltd. (The)                                     44,000        305,196
Shimachu Co., Ltd.                                         8,800        260,106
Shimadzu Corp.                                            44,000        380,470
Showa Corp.                                               17,600        257,572
Sohgo Security Services Co., Ltd.                         13,200        241,474
SSP Co., Ltd.(a)                                          88,000        510,523
Sumitomo Osaka Cement Co., Ltd.                           88,000        263,832
Sumitomo Real Estate Sales Co., Ltd.                       3,240        250,529
Sumitomo Warehouse Co., Ltd. (The)                        44,000        347,305
Sundrug Co., Ltd.                                         13,200        269,981
Sysmex Corp.                                               8,800        318,984
Tadano Ltd.                                               39,000        461,757
Taiyo Yuden Co., Ltd.                                     14,000        291,086
Takara Holdings, Inc.                                     44,000        310,040
TIS, Inc.                                                 13,300        315,393
Toda Corp.                                                85,000        406,013
Toho Pharmaceutical Co., Ltd.                             17,500        315,689
Toho Zinc Co., Ltd.                                       13,000        117,476
Tokai Carbon Co., Ltd.                                    44,000        361,465
Tokai Rubber Industries, Inc.                             17,600        340,597
Tokai Tokyo Securities Co., Ltd.                          44,000        260,851
Tokyo Dome Corp.                                          39,000        210,730
Tokyo Style Co., Ltd.                                     44,000        480,711
Tokyo Tomin Bank Ltd. (The)                                8,800        336,871
Toppan Forms Co., Ltd.                                    21,100        267,693
Toshiba Machine Co., Ltd.                                 44,000        450,155
Toshiba TEC Corp.                                         44,000        262,714
Toyo Ink Manufacturing Co., Ltd.                          44,000        163,964
Toyo Suisan Kaisha Ltd.                                   31,000        609,104
Toyobo Co., Ltd.                                          88,000        261,596
Toyota Auto Body Co., Ltd.                                17,600        330,163
Tsubakimoto Chain Co.                                     44,000        276,130
ULVAC, Inc.                                                8,800        265,323
Union Tool Co.                                             4,400        180,733
Valor Co., Ltd.                                           13,700        159,654
Xebio Co., Ltd.                                            8,800        245,200
Yamatake Corp.                                            13,200        305,196
Yamato Kogyo Co., Ltd.                                    13,200        413,635
Yamazaki Baking Co., Ltd.                                 44,000        400,593
Yokohama Rubber Co., Ltd. (The)                           81,000        496,667
                                                                   ------------
Total Japan                                                          48,952,806
--------------------------------------------------------------------------------
Netherlands - 2.0%
Aalberts Industries N.V.                                   3,187        313,681
Arcadis N.V.                                               4,827        308,422
Beter Bed Holding N.V.                                       315         10,609
Heijmans N.V.                                              7,742        439,747
Imtech N.V.                                                6,517        467,154
Koninklijke Boskalis Westminster N.V.                      6,136        608,511
Koninklijke Wessanen N.V.                                 41,104        617,739
Macintosh Retail Group N.V.                                6,827        272,542
Nutreco Holding N.V.                                       3,830        285,760
OCE N.V.                                                  36,232        661,719
Smit Internationale N.V.                                   5,702        363,192
Stork N.V.                                                 8,675        443,433
Telegraaf Media Groep N.V.                                 9,318        318,774
Ten Cate N.V.                                              5,685        217,947
Univar N.V.                                                5,290        292,445
Wegener N.V.                                              18,738        384,872
                                                                   ------------
Total Netherlands                                                     6,006,547
--------------------------------------------------------------------------------
New Zealand - 3.0%
Air New Zealand Ltd.                                     564,025        943,671
Auckland International Airport Ltd.                      630,635      1,086,679
CanWest MediaWorks (NZ) Ltd.                             259,724        408,546
Fisher & Paykel Appliances Holdings Ltd.                 158,952        417,098
Fisher & Paykel Healthcare Corp.                         167,534        434,826
Freightways Ltd.                                          88,391        274,918
Hallenstein Glasson Holdings Ltd.                         54,922        196,739
Infratil Ltd.                                             81,454        327,307
Mainfreight Ltd.                                          60,807        317,382
New Zealand Refining Co., Ltd. (The)                      98,886        434,827
Nuplex Industries Ltd.                                    50,897        267,477

                       See Notes to Financial Statements.


                                    WisdomTree International Dividend Funds   91

WisdomTree International SmallCap Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares   U.S. $ Value
-------------------------------------------------------------------------------
PGG Wrightson Ltd.                                       158,482   $    167,706
Port of Tauranga Ltd.                                     65,843        287,174
Pumpkin Patch Ltd.                                        80,493        249,202
Sanford Ltd.                                              64,625        223,641
Sky City Entertainment Group Ltd.                        252,403        842,786
Steel & Tube Holdings Ltd.                                59,225        184,628
Vector Ltd.                                              332,823        709,146
Warehouse Group Ltd. (The)                               266,076      1,284,149
                                                                   ------------
Total New Zealand                                                     9,057,902
--------------------------------------------------------------------------------
Norway - 2.3%
ABG Sundal Collier ASA                                   310,222        716,589
Acta Holding ASA(a)                                      339,463      1,879,695
Aker Yards ASA                                            42,535        731,668
Camillo Eitzen & Co. ASA                                  13,359        140,066
EDB Business Partner ASA                                  17,600        152,094
Ekornes ASA                                               21,765        518,800
Expert ASA                                                 8,807        174,579
Hafslund ASA Class B                                       8,807        201,992
ProSafe ASA                                               22,010        335,337
Schibsted ASA                                             13,108        575,506
Solstad Offshore ASA                                       8,807        209,206
Sparebanken Midt-Norge                                    36,624        476,992
Tomra Systems ASA                                         15,010        107,581
Veidekke ASA                                              12,958        730,255
                                                                   ------------
Total Norway                                                          6,950,360
--------------------------------------------------------------------------------
Portugal - 1.2%
Corticeira Amorim-Industria S.A.                          31,437         87,461
Finibanco Holding, SGPS, S.A.                             25,190        129,768
Jeronimo Martins, SGPS, S.A.                              39,350      1,021,425
Mota-Engil, SGPS, S.A.                                    47,638        376,041
Portucel-Empresa Produtora De Pasta E Papel, S.A.        192,893        677,872
SAG Gest-Solucoes Automovel Globais, SGPS, S.A.          123,391        308,794
Semapa-Sociedade de Investimento e Gestao, SGPS,
S.A.                                                      61,209        930,483
                                                                   ------------
Total Portugal                                                        3,531,844
--------------------------------------------------------------------------------
Singapore - 5.2%
Ascott Group Ltd. (The)                                   96,000        108,114
Cerebos Pacific Ltd.                                     115,000        251,449
China Merchants Holdings Pacific Ltd.                    132,000         70,416
ComfortDelgro Corp., Ltd.                                704,000        922,655
Cosco Corp. (Singapore) Ltd.                             572,000      1,081,164
Creative Technology Ltd.                                  85,550        549,336
CSE Global Ltd.                                           40,000         39,779
Guocoland Ltd.                                           139,522        385,928
Hotel Properties Ltd.                                    307,000      1,031,151
Jardine Cycle & Carriage Ltd.                             47,900        375,402
Jaya Holdings Ltd.                                       999,000        953,998
Keppel Land Ltd.                                         176,000      1,101,159
Keppel Telecommunications & Transportation Ltd.          145,538        230,039
Kim Eng Holdings Ltd.                                      3,000          3,161
Labroy Marine Ltd.                                       572,000        772,260
MFS Technology Ltd.                                      572,000        372,945
MobileOne Ltd.                                           528,000        761,538
Parkway Holdings Ltd.                                    308,000        665,332
Raffles Education Corp., Ltd.                            527,000        794,804
Samudera Shipping Line Ltd.                              760,000        185,195
Singapore Airport Terminal Services Ltd.                 396,000        717,202
Singapore Petroleum Co., Ltd.                            192,000        612,012
Singapore Post Ltd.                                      968,000        707,640
SMRT Corp. Ltd.                                        1,120,000      1,099,052
Straits Trading Co., Ltd.                                169,000        460,788
UOB-Kay Hian Holdings Ltd.                               425,000        431,046
Venture Corp., Ltd.                                       44,000        423,077
WBL Corp., Ltd.                                          132,000        401,633
                                                                   ------------
Total Singapore                                                      15,508,275
--------------------------------------------------------------------------------
Spain - 0.9%
Campofrio Alimentacion S.A.                               20,045        365,556
Europistas, Concesionaria Espanola S.A.                   27,109        286,524
FAES FARMA, S.A.(a)                                       15,306        387,117
Grupo Duro Felguera S.A.                                  17,533        213,319
Grupo Empresarial Ence S.A.(a)                             7,117        457,584
Miquel y Costas & Miquel, S.A.                             1,755         62,282
Obrascon Huarte Lain, S.A.                                 9,260        391,488
Prosegur Cia de Seguridad S.A.                            10,631        401,760
Tubacex S.A.                                               9,631         76,922
Tubos Reunidos, S.A.                                       6,657        169,874
                                                                   ------------
Total Spain                                                           2,812,426
--------------------------------------------------------------------------------
Sweden - 5.0%
AddTech AB Class B                                        13,300        283,872
Axfood AB(a)                                              22,016        866,067
Cardo AB                                                   8,807        336,409
Clas Ohlson AB Class B(a)                                 17,610        367,706
D. Carnegie & Co. AB(a)                                   46,731        967,443
Eniro AB(a)                                               44,032        553,844
Fabege AB(a)                                              57,138      1,429,243
Haldex AB(a)                                              20,800        498,054
Hoganas AB Class B(a)                                     13,209        333,233
Intrum Justitia AB                                        35,229        471,990
Invik & Co. AB                                            22,400        592,238
JM AB                                                     17,605        603,470
Kungsleden Fastighets AB                                  57,241      1,023,894
L E Lundbergforetagen AB Class B                           6,607        442,124
Meda AB Class A                                           17,610        539,637
NCC AB Class B                                            17,610        563,482
Nibe Industrier AB Class B                                35,229        571,158
Nobia AB                                                  13,209        538,444
Peab AB                                                   17,610        527,088
Ratos AB Class B                                          44,032      1,386,963
SSAB Svenskt Stal AB Series B                             26,422        755,065
Trelleborg AB Class B                                     42,022      1,087,070
                                                                   ------------
Total Sweden                                                         14,738,494
--------------------------------------------------------------------------------
Switzerland - 0.3%
Ascom Holding AG                                           5,345         92,382
Converium Holding AG                                      31,439        548,534

                       See Notes to Financial Statements.


92   WisdomTree International Dividend Funds

Schedule of Investments (concluded)

WisdomTree International SmallCap Dividend Fund

March 31, 2007

================================================================================
Investments                                               Shares   U.S. $ Value
-------------------------------------------------------------------------------
Kudelski S.A.                                              4,795   $    168,108
Swiss Steel AG                                             1,967        167,730
                                                                   ------------
Total Switzerland                                                       976,754
--------------------------------------------------------------------------------
United Kingdom - 23.0%
Aberdeen Asset Management PLC                            250,145      1,067,102
Aero Inventory PLC                                        12,868         94,393
Aggreko PLC                                              147,707      1,471,703
Alphameric PLC                                           577,131        557,488
Arla Foods UK PLC                                        488,168        675,015
Arriva PLC                                                71,667      1,045,796
Atkins WS PLC                                             39,279        747,672
Babcock International Group PLC                          117,279        920,101
Bodycote International PLC                               150,607        917,934
Bovis Homes Group PLC                                     48,488      1,095,574
Brit Insurance Holdings PLC                              229,848      1,453,869
Burren Energy PLC                                         49,801        780,440
Capital & Regional PLC                                    37,689      1,138,388
Carillion PLC                                            124,872        981,507
Carpetright PLC                                           31,235        712,486
Cranswick PLC                                             40,471        746,151
Crest Nicholson PLC                                       75,035        911,717
Croda International PLC                                   87,412      1,093,822
Dairy Crest Group PLC                                     68,597        896,727
Davis Service Group PLC                                   82,637        944,116
De La Rue PLC                                             69,899        980,239
Domestic & General Group PLC                               5,112        117,510
DS Smith PLC                                             245,096      1,075,609
Electrocomponents PLC                                    340,322      1,932,385
Euromoney Institutional Investor PLC                      64,011        753,288
Filtrona PLC                                             124,652        658,279
Findel PLC                                                66,850        909,947
First Choice Holidays PLC                                166,901        941,135
FKI PLC                                                  337,059        768,518
Forth Ports PLC                                           21,918        892,019
Go-Ahead Group PLC                                        21,510      1,075,810
Greene King PLC                                           49,343      1,067,471
Greggs PLC                                                 8,950        848,740
Halfords Group PLC                                       125,978        944,490
Halma PLC                                                203,355        878,468
HMV Group PLC                                            225,293        488,276
Homeserve PLC                                             25,025        875,146
IG Group Holdings PLC                                    154,780        902,385
Intermediate Capital Group PLC                            30,429      1,166,184
Intertek Group PLC                                        54,977        977,471
J D Wetherspoon PLC                                       22,501        331,434
Jardine Lloyd Thompson Group PLC                         156,926      1,354,262
Kensington Group PLC                                      14,196        185,158
Kier Group PLC                                            19,445        915,704
Laird Group PLC                                           99,142      1,060,736
Marston's PLC                                            117,144      1,014,392
Millennium & Copthorne Hotels PLC                         92,517      1,233,915
Misys PLC                                                219,359      1,027,197
Mitie Group PLC                                          174,957        790,107
N Brown Group PLC                                        157,985      1,004,733
Northern Foods PLC                                       467,568      1,134,868
Northgate PLC                                             37,557        794,817
Pendragon PLC                                            344,573        817,752
Premier Farnell PLC                                      214,576        859,604
Premier Foods PLC                                        126,288        725,127
PZ Cussons PLC                                           220,875        741,877
Redrow PLC                                                83,952      1,072,755
Renishaw PLC                                              43,752        647,888
Restaurant Group PLC                                     139,119        995,943
Rotork PLC                                                50,747        843,539
Savills PLC                                               69,300        899,801
Schroders PLC                                             39,743        913,573
SIG PLC                                                   44,892      1,116,460
Spectris PLC                                              65,484      1,130,246
Spirax-Sarco Engineering PLC                              43,708        884,271
SSL International PLC                                    131,697      1,033,861
Stagecoach Group PLC                                     380,566      1,343,561
Taylor Nelson Sofres PLC                                 160,629        745,092
Topps Tiles PLC                                          127,515        751,555
Ultra Electronics Holdings PLC                            39,207        957,388
Unite Group PLC                                           82,779        842,641
Victrex PLC                                               49,609        755,053
VT Group PLC                                              78,588        757,591
Wagon PLC                                                195,957        517,898
Weir Group (The) PLC                                      89,306      1,065,850
Woolworths Group PLC                                   1,140,686        687,965
                                                                   ------------
Total United Kingdom                                                 68,459,985
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $272,999,629)                                                294,754,337
===============================================================================
RIGHTS* - 0.0%
Sweden - 0.0%
Fabege AB, expiring on 4/24/07
(Cost: $0)                                                48,438             --
===============================================================================
TOTAL LONG-TERM INVESTMENTS
(Cost: $272,999,629)                                                294,754,337
===============================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 15.7%
MONEY MARKET FUNDS(b)- 15.7%
UBS Enhanced Yield Portfolio, 5.25%                   15,658,928     15,658,928
UBS Private Money Market Fund LLC, 5.26%              31,160,505     31,160,505
                                                                   ------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURTIES LOANED
(Cost: $46,819,433)(c)                                               46,819,433
===============================================================================
TOTAL INVESTMENTS IN SECURITIES - 114.5%
(Cost: $319,819,062)                                                341,573,770
Liabilities in Excess of Cash, Foreign Currency and
Other Assets - (14.5)%                                              (43,258,274)
                                                                   ------------
NET ASSETS - 100.0%                                                $298,315,496
===============================================================================

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at March 31, 2007 (See Note 2).

(b)   Interest rates shown reflect yields as of March 31, 2007.

(c) At March 31, 2007, the total market value of the Fund's securities on loan was $44,359,524 and the total market value of the collateral held by the Fund was $46,819,433.

                       See Notes to Financial Statements.


                                    WisdomTree International Dividend Funds   93

Statements of Assets and Liabilities

WisdomTree International Dividend Funds

March 31, 2007

===============================================================================================================================
                                                                   WisdomTree                      WisdomTree      WisdomTree
                                                                     DEFA          WisdomTree        Europe          Europe
                                                   WisdomTree    High-Yielding    Europe Total    High-Yielding     SmallCap
                                                    DEFA Fund     Equity Fund    Dividend Fund     Equity Fund    Dividend Fund
-------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost                              $122,378,757    $182,266,296    $35,642,026      $47,159,731    $145,090,528
Foreign currency, at cost                              302,179         453,096         49,534          214,026       1,517,130
-------------------------------------------------------------------------------------------------------------------------------
Investments in securities, at value
 (including securities on loan) (Note 2)           131,653,581     193,226,995     38,485,262       51,660,699     157,446,953
Cash                                                        --         125,300         28,196               --              --
Foreign currency, at value                             303,613         454,943         49,663          214,659       1,516,139
Receivables:
  Investment securities sold                           216,280              --             --               --       1,457,193
  Dividends and interest                               490,790         922,818        146,318          315,065         672,645
  Foreign tax reclaims                                   9,382           3,215          3,468            2,775           5,571
-------------------------------------------------------------------------------------------------------------------------------
Total Assets                                       132,673,646     194,733,271     38,712,907       52,193,198     161,098,501
===============================================================================================================================
LIABILITIES:
Custodian bank                                         115,867              --             --          126,615         316,368
Payables:
  Investment securities purchased                      277,429              --          9,940               --       2,305,370
  Collateral for securities on loan (Note 2)         3,926,270      10,151,749        502,380        1,522,751      11,091,058
  Investment advisory fees (Note 3)                     50,810          83,217         15,129           23,709          70,162
-------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                    4,370,376      10,234,966        527,449        1,673,075      13,782,958
===============================================================================================================================
NET ASSETS                                        $128,303,270    $184,498,305    $38,185,458      $50,520,123    $147,315,543
===============================================================================================================================
NET ASSETS:
Paid-in capital                                   $118,412,145    $172,508,206    $35,293,629      $45,682,639    $133,605,669
Undistributed net investment income                    611,611       1,084,472        164,491          330,369         908,497
Accumulated net realized gain on investments
 and foreign currency related transactions              (1,714)        (67,297)      (117,443)           2,522         442,405
Net unrealized appreciation on investments
 and translation of assets and liabilities
 denominated in foreign currencies                   9,281,228      10,972,924      2,844,781        4,504,593      12,358,972
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                        $128,303,270    $184,498,305    $38,185,458      $50,520,123    $147,315,543
===============================================================================================================================
Beneficial interest shares of $0.001 par value
 (unlimited number of shares authorized)             2,000,000       2,900,000        600,000          800,000       2,100,000
-------------------------------------------------------------------------------------------------------------------------------
Net asset value per share                         $      64.15    $      63.62    $     63.64      $     63.15    $      70.15
===============================================================================================================================

                       See Notes to Financial Statements.


94   WisdomTree International Dividend Funds

WisdomTree International Dividend Funds

March 31, 2007

================================================================================================================================
                                                                                                    WisdomTree       WisdomTree
                                                                      WisdomTree     WisdomTree       Pacific         Pacific
                                                    WisdomTree         Japan           Japan         ex-Japan         ex-Japan
                                                   Japan Total     High-Yielding      SmallCap         Total       High-Yielding
                                                  Dividend Fund     Equity Fund    Dividend Fund   Dividend Fund    Equity Fund
--------------------------------------------------------------------------------------------------------------------------------
ASSETS:
--------------------------------------------------------------------------------------------------------------------------------
Investments, at cost                                $47,811,559    $ 92,292,220     $ 99,265,968    $79,119,371    $101,794,174
Foreign currency, at cost                                19,604          40,668          124,529        442,216       1,052,083
--------------------------------------------------------------------------------------------------------------------------------
Investments in securities, at value
 (including securities on loan) (Note 2)             51,169,077      95,405,649      101,372,233     85,320,655     108,418,532
Foreign currency, at value                               19,572          40,515          124,017        443,322       1,056,619
Receivables:
  Capital shares sold                                11,558,424      18,168,873       10,550,191             --      13,320,182
  Investment securities sold                                 --         270,107        1,642,413             --         851,754
  Dividends and interest                                234,259         578,202          664,523        269,562         404,766
--------------------------------------------------------------------------------------------------------------------------------
Total Assets                                         62,981,332     114,463,346      114,353,377     86,033,539     124,051,853
================================================================================================================================
LIABILITIES:
Custodian bank                                           38,918          70,359          239,527         15,822         293,188
Payables:
  Investment securities purchased                    11,503,272      18,221,598       11,918,899             --      14,193,569
  Collateral for securities on loan (Note 2)            121,795       1,072,230        2,731,370     11,659,134      22,321,141
  Investment advisory fees (Note 3)                      16,619          30,293           44,126         29,087          38,589
--------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                    11,680,604      19,394,480       14,933,922     11,704,043      36,846,487
================================================================================================================================
NET ASSETS                                          $51,300,728    $ 95,068,866     $ 99,419,455    $74,329,496    $ 87,205,366
================================================================================================================================
NET ASSETS:
Paid-in capital                                     $47,928,390    $ 91,597,614     $ 96,886,242    $67,660,057    $ 79,365,779
Undistibuted net investment income                      193,934         521,544          571,691        539,217       1,023,918
Accumulated net realized gain (loss) on
  investments
  and foreign currency related transactions            (178,954)       (161,702)        (143,969)       (78,469)        176,746
Net unrealized appreciation on investments
  and translation of assets and liabilities
  denominated in foreign currencies                   3,357,358       3,111,410        2,105,491      6,208,691       6,638,923
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                          $51,300,728    $ 95,068,866     $ 99,419,455    $74,329,496    $ 87,205,366
================================================================================================================================
Beneficial interest shares of $0.001 par value
  (unlimited number of shares authorized)               900,000       1,600,000        1,900,000      1,100,000       1,300,000
--------------------------------------------------------------------------------------------------------------------------------
Net asset value per share                           $     57.00    $      59.42     $      52.33    $     67.57    $      67.08
================================================================================================================================

                       See Notes to Financial Statements.


                                    WisdomTree International Dividend Funds   95

Statements of Assets and Liabilities (concluded)

WisdomTree International Dividend Funds

March 31, 2007

======================================================================================================================
                                                           WisdomTree      WisdomTree      WisdomTree      WisdomTree
                                                         International   International   International   International
                                                            LargeCap        Dividend         MidCap         SmallCap
                                                         Dividend Fund    Top 100 Fund   Dividend Fund   Dividend Fund
----------------------------------------------------------------------------------------------------------------------
ASSETS:
----------------------------------------------------------------------------------------------------------------------
Investments, at cost                                      $81,763,867     $281,714,052    $165,194,079   $319,819,062
Foreign currency, at cost                                     477,391          288,881         324,443      1,765,474
----------------------------------------------------------------------------------------------------------------------
Investments in securities, at value
  (including securities on loan) (Note 2)                  88,990,415      304,896,615     177,387,340    341,573,770
Cash                                                               --               --         129,404        503,288
Foreign currency, at value                                    478,873          288,924         326,160      1,763,621
Receivables:
  Investment securities sold                                       --               --              --      2,341,735
  Dividends and interest                                      382,259        1,180,539         507,114      1,319,043
  Foreign tax reclaims                                          7,433            4,353           6,939          5,034
----------------------------------------------------------------------------------------------------------------------
Total Assets                                               89,858,980      306,370,431     178,356,957    347,506,491
======================================================================================================================
LIABILITIES:
Custodian bank                                                414,569           26,516              --             --
Payables:
  Investment securities purchased                                  --               --              --      2,249,131
  Collateral for securities on loan (Note 2)                1,840,835       27,477,125       9,406,755     46,819,433
  Investment advisory fees (Note 3)                            34,762          123,354          60,853        122,431
----------------------------------------------------------------------------------------------------------------------
Total Liabilities                                           2,290,166       27,626,995       9,467,608     49,190,995
======================================================================================================================
NET ASSETS                                                $87,568,814     $278,743,436    $168,889,349   $298,315,496
======================================================================================================================
NET ASSETS:
Paid-in capital                                           $79,938,215     $254,347,445    $155,608,475   $274,295,285
Undistributed net investment income                           439,641        1,387,261         682,673      1,866,017
Accumulated net realized gain (loss) on investments
  and foreign currency related transactions                   (41,140)        (187,836)        400,947        394,451
Net unrealized appreciation on investments and
  translation of assets and liabilities denominated in
  foreign currencies                                        7,232,098       23,196,566      12,197,254     21,759,743
----------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                $87,568,814     $278,743,436    $168,889,349   $298,315,496
======================================================================================================================
Beneficial interest shares of $0.001 par value
  (unlimited number of shares authorized)                   1,400,000        4,200,000       2,500,000      4,400,000
----------------------------------------------------------------------------------------------------------------------
Net asset value per share                                 $     62.55     $      66.37    $      67.56   $      67.80
======================================================================================================================

                       See Notes to Financial Statements.


96   WisdomTree International Dividend Funds

Statements of Operations

WisdomTree International Dividend Funds
For the Period June 16, 2006* through March 31, 2007

================================================================================================================================
                                                                                        WisdomTree    WisdomTree      WisdomTree
                                                                          WisdomTree      Europe        Europe          Europe
                                                                            DEFA          Total      High-Yielding     SmallCap
                                                           WisdomTree   High-Yielding    Dividend       Equity         Dividend
                                                            DEFA Fund    Equity Fund      Fund           Fund            Fund
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
--------------------------------------------------------------------------------------------------------------------------------
  Dividends(1)                                            $ 1,011,861    $ 1,785,636    $  308,222     $  631,436    $ 1,339,872
  Dividends from affiliate                                         --             --            --             --          1,408
  Interest                                                      2,383          3,452         1,258          1,758          2,044
  Securities lending income (Note 2)                            4,187         11,183           248          2,808         15,658
--------------------------------------------------------------------------------------------------------------------------------
Total investment income                                     1,018,431      1,800,271       309,728        636,002      1,358,982
--------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees (Note 3)                           199,673        317,496        67,833        122,153        221,137
  Chief compliance officer fees                                 5,515          5,515         5,515          5,515          5,515
  Trustee fees                                                  5,491          5,491         5,491          5,491          5,491
  Legal fees                                                    2,667          2,667         2,667          2,667          2,667
  Miscellaneous fees                                              296            179           156             72            229
--------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                213,642        331,348        81,662        135,898        235,039
--------------------------------------------------------------------------------------------------------------------------------
  Expense reimbursements/waivers (Note 3)                     (13,995)       (13,896)      (13,844)       (13,812)       (14,170)
--------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                  199,647        317,452        67,818        122,086        220,869
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                         818,784      1,482,819       241,910        513,916      1,138,113
================================================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
  Investment transactions                                      13,643        (67,642)     (117,930)        (2,607)       412,320
  Affiliated investment                                         1,665          3,335         1,423          5,129         30,085
  In-kind redemptions                                       1,193,319        961,127       934,994        898,226        425,637
  Foreign currency related transactions                         7,518         15,001         5,434          8,173          4,781
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain                                           1,216,145        911,821       823,921        908,921        872,823
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation from:
  Investment transactions                                   9,274,824     10,960,699     2,843,236      4,500,968     12,356,425
  Translation of assets and liabilities
  denominated in foreign currencies                             6,404         12,225         1,545          3,625          2,547
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                       9,281,228     10,972,924     2,844,781      4,504,593     12,358,972
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on
  investments                                              10,497,373     11,884,745     3,668,702      5,413,514     13,231,795
================================================================================================================================
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                          $11,316,157    $13,367,564    $3,910,612     $5,927,430    $14,369,908
================================================================================================================================

*     Commencement of investment operations.

(1)   Net of foreign withholding tax of $60,255, $93,569, $26,306, $47,414 and
      $117,796, respectively.

                       See Notes to Financial Statements.


                                    WisdomTree International Dividend Funds   97

WisdomTree International Dividend Funds
For the Period June 16, 2006* through March 31, 2007

============================================================================================================================
                                                                          WisdomTree                WisdomTree   WisdomTree
                                                             WisdomTree      Japan     WisdomTree     Pacific      Pacific
                                                                Japan        High-        Japan      ex-Japan     ex-Japan
                                                                Total      Yielding     SmallCap       Total        High-
                                                              Dividend      Equity      Dividend     Dividend     Yielding
                                                                Fund         Fund         Fund         Fund      Equity Fund
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------------------------------
  Dividends(1)                                               $  402,389   $  820,759   $  728,635   $  825,954   $ 1,562,657
  Dividends from affiliate                                           --           --          314           --            --
  Interest                                                          667        1,011          554        1,333         2,981
  Securities lending income (Note 2)                              2,494        5,487        9,164        5,356        12,861
----------------------------------------------------------------------------------------------------------------------------
Total investment income                                         405,550      827,257      738,667      832,643     1,578,499
----------------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees (Note 3)                             103,330      133,841      128,531      105,496       160,899
  Chief compliance officer fees                                   5,515        5,515        5,515        5,515         5,515
  Trustee fees                                                    5,491        5,491        5,491        5,491         5,491
  Legal fees                                                      2,667        2,667        2,667        2,667         2,667
  Miscellaneous fees                                                141          103          255          114            48
----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                  117,144      147,617      142,459      119,283       174,620
----------------------------------------------------------------------------------------------------------------------------
  Expense reimbursements/waivers (Note 3)                       (13,814)     (13,776)     (13,984)     (13,806)      (13,790)
----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                    103,330      133,841      128,475      105,477       160,830
----------------------------------------------------------------------------------------------------------------------------
Net investment income                                           302,220      693,416      610,192      727,166     1,417,669
============================================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
  Investment transactions                                      (178,954)    (161,702)    (146,201)     (80,211)      172,212
  Affiliated investment                                              --           --        2,232        1,742         4,534
  In-kind redemptions                                            32,217           --      179,557    1,179,395     3,371,775
  Foreign currency related transactions                          (3,695)      (2,008)      (7,536)       8,210        22,309
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                       (150,432)    (163,710)      28,052    1,109,136     3,570,830
----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) from:
  Investment transactions                                     3,357,518    3,113,429    2,106,265    6,201,284     6,624,358
  Translation of assets and liabilities
    denominated in foreign currencies                              (160)      (2,019)        (774)       7,407        14,565
----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                         3,357,358    3,111,410    2,105,491    6,208,691     6,638,923
----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on
  investments                                                 3,206,926    2,947,700    2,133,543    7,317,827    10,209,753
============================================================================================================================
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                            $3,509,146   $3,641,116   $2,743,735   $8,044,993   $11,627,422
============================================================================================================================

*     Commencement of investment operations.

(1)   Net of foreign withholding tax of $30,287, $61,777, $54,849, $10,302 and
      $31,548, respectively.

                       See Notes to Financial Statements.


98   WisdomTree International Dividend Funds

Statements of Operations (concluded)

WisdomTree International Dividend Funds
For the Period June 16, 2006* through March 31, 2007

=======================================================================================================================
                                                            WisdomTree      WisdomTree      WisdomTree     WisdomTree
                                                          International   International   International   International
                                                             LargeCap        Dividend         MidCap        SmallCap
                                                          Dividend Fund    Top 100 Fund   Dividend Fund   Dividend Fund
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
-----------------------------------------------------------------------------------------------------------------------
  Dividends(1)                                              $  797,472     $ 2,296,787     $ 1,220,225     $ 2,633,215
  Dividends from affiliate                                          --             250              --              --
  Interest                                                       2,205           8,585           3,307           3,846
  Securities lending income (Note 2)                             3,365          23,684          12,624          46,270
-----------------------------------------------------------------------------------------------------------------------
Total investment income                                        803,042       2,329,306       1,236,156       2,683,331
-----------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees (Note 3)                            156,254         469,927         230,677         398,322
  Chief compliance officer fees                                  5,515           5,515           5,515           5,515
  Trustee fees                                                   5,491           5,491           5,491           5,491
  Legal fees                                                     2,667           2,667           2,667           2,667
  Miscellaneous fees                                               130              49             184             275
-----------------------------------------------------------------------------------------------------------------------
Total expenses                                                 170,057         483,649         244,534         412,270
-----------------------------------------------------------------------------------------------------------------------
  Expense reimbursements/waivers (Note 3)                      (13,813)        (13,760)        (13,945)        (14,073)
-----------------------------------------------------------------------------------------------------------------------
Net expenses                                                   156,244         469,889         230,589         398,197
-----------------------------------------------------------------------------------------------------------------------
Net investment income                                          646,798       1,859,417       1,005,567       2,285,134
=======================================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
  Investment transactions                                      (42,205)       (178,478)        390,943         381,493
  Affiliated investment                                          1,065           2,914          10,004          12,958
  In-kind redemptions                                               --              --         169,895         903,152
  Foreign currency related transactions                          4,014          13,763          15,292          (9,427)
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                       (37,126)       (161,801)        586,134       1,288,176
-----------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation from:
  Investment transactions                                    7,226,548      23,182,563      12,193,261      21,754,708
  Translation of assets and liabilities denominated in
    foreign currencies                                           5,550          14,003           3,993           5,035
-----------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                        7,232,098      23,196,566      12,197,254      21,759,743
-----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments              7,194,972      23,034,765      12,783,388      23,047,919
=======================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                $7,841,770     $24,894,182     $13,788,955     $25,333,053
=======================================================================================================================

*     Commencement of investment operations.

(1)   Net of foreign withholding tax of $38,266, $118,308, $84,331 and $168,871, respectively.

                       See Notes to Financial Statements.


                                    WisdomTree International Dividend Funds   99

Statements of Changes in Net Assets

WisdomTree International Dividend Funds
For the Period June 16, 2006* through March 31, 2007

===================================================================================================================================
                                                                        WisdomTree                      WisdomTree      WisdomTree
                                                                          DEFA          WisdomTree       Europe          Europe
                                                        WisdomTree    High-Yielding    Europe Total   High-Yielding     SmallCap
                                                         DEFA Fund     Equity Fund    Dividend Fund    Equity Fund    Dividend Fund
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                $    818,784    $  1,482,819    $    241,910    $    513,916    $  1,138,113
  Net realized gain on investments and foreign
    currency related transactions                         1,216,145         911,821         823,921         908,921         872,823
  Net change in unrealized appreciation on
    investments and translation of assets and
    liabilities denominated in foreign currencies         9,281,228      10,972,924       2,844,781       4,504,593      12,358,972
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations     11,316,157      13,367,564       3,910,612       5,927,430      14,369,908
===================================================================================================================================
DIVIDENDS AND DISTRIBUTIONS:
  Net investment income                                    (214,691)       (416,338)        (82,853)       (191,720)       (234,397)
  Capital gains                                             (17,022)             --            (936)             --              --
-----------------------------------------------------------------------------------------------------------------------------------
  Total dividends and distributions                        (231,713)       (416,338)        (83,789)       (191,720)       (234,397)
===================================================================================================================================
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                      146,204,390     188,423,781      51,326,114      61,698,085     139,943,738
  Cost of shares redeemed                               (28,990,564)    (16,881,702)    (16,972,479)    (16,918,672)     (6,768,706)
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase in net assets resulting from capital
    share transactions                                  117,213,826     171,542,079      34,353,635      44,779,413     133,175,032
===================================================================================================================================
Net Increase in Net Assets                              128,298,270     184,493,305      38,180,458      50,515,123     147,310,543
===================================================================================================================================
NET ASSETS:
Beginning of period                                    $      5,000    $      5,000    $      5,000    $      5,000    $      5,000
End of period                                          $128,303,270    $184,498,305    $ 38,185,458    $ 50,520,123    $147,315,543
===================================================================================================================================
Undistributed net investment income included in net
  assets at end of period                              $    611,611    $  1,084,472    $    164,491    $    330,369    $    908,497
===================================================================================================================================
SHARES CREATED AND REDEEMED:
  Shares created                                          2,500,100       3,200,100         900,100       1,100,100       2,200,100
  Shares redeemed                                          (500,100)       (300,100)       (300,100)       (300,100)       (100,100)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in shares outstanding                        2,000,000       2,900,000         600,000         800,000       2,100,000
===================================================================================================================================

*     Commencement of investment operations.

                       See Notes to Financial Statements.


100   WisdomTree International Dividend Funds

WisdomTree International Dividend Funds
For the Period June 16, 2006* through March 31, 2007

====================================================================================================================================
                                                                                                     WisdomTree      WisdomTree
                                                                      WisdomTree     WisdomTree        Pacific         Pacific
                                                      WisdomTree        Japan           Japan         ex-Japan        ex-Japan
                                                     Japan Total    High-Yielding     SmallCap          Total       High-Yielding
                                                    Dividend Fund    Equity Fund    Dividend Fund   Dividend Fund    Equity Fund
---------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                              $   302,220     $   693,416     $    610,192    $    727,166    $  1,417,669
  Net realized gain (loss) on investments and
    foreign currency related transactions               (150,432)       (163,710)          28,052       1,109,136       3,570,830
  Net change in unrealized appreciation on
    investments and translation of assets and
    liabilities denominated in foreign currencies      3,357,358       3,111,410        2,105,491       6,208,691       6,638,923
---------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
  operations                                           3,509,146       3,641,116        2,743,735       8,044,993      11,627,422
=================================================================================================================================
DIVIDENDS:
  Net investment income                                 (104,591)       (169,864)         (30,965)       (196,159)       (416,060)
---------------------------------------------------------------------------------------------------------------------------------
  Total dividends                                       (104,591)       (169,864)         (30,965)       (196,159)       (416,060)
=================================================================================================================================
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                    53,497,409      91,598,296      106,770,558      88,664,106     110,443,500
  Cost of shares redeemed                             (5,606,236)         (5,682)     (10,068,873)    (22,188,444)    (34,454,496)
---------------------------------------------------------------------------------------------------------------------------------
  Net increase in net assets resulting from
    capital share transactions                        47,891,173      91,592,614       96,701,685      66,475,662      75,989,004
=================================================================================================================================
Net Increase in Net Assets                            51,295,728      95,063,866       99,414,455      74,324,496      87,200,366
=================================================================================================================================
NET ASSETS:
Beginning of period                                  $     5,000     $     5,000     $      5,000    $      5,000    $      5,000
End of period                                        $51,300,728     $95,068,866     $ 99,419,455    $ 74,329,496    $ 87,205,366
=================================================================================================================================
Undistributed net investment income included in
  net assets at end of period                        $   193,934     $   521,544     $    571,691    $    539,217    $  1,023,918
=================================================================================================================================
SHARES CREATED AND REDEEMED:
  Shares created                                       1,000,100       1,600,100        2,100,100       1,500,100       1,900,100
  Shares redeemed                                       (100,100)           (100)        (200,100)       (400,100)       (600,100)
---------------------------------------------------------------------------------------------------------------------------------
Net increase in shares outstanding                       900,000       1,600,000        1,900,000       1,100,000       1,300,000
=================================================================================================================================

*     Commencement of investment operations.

                       See Notes to Financial Statements.


                                   WisdomTree International Dividend Funds   101

Statements of Changes in Net Assets (concluded)

WisdomTree International Dividend Funds
For the Period June 16, 2006* through March 31, 2007

=====================================================================================================================
                                                          WisdomTree     WisdomTree      WisdomTree      WisdomTree
                                                        International   International   International   International
                                                           LargeCap       Dividend         MidCap         SmallCap
                                                        Dividend Fund    Top 100 Fund   Dividend Fund   Dividend Fund
---------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                  $   646,798     $  1,859,417    $  1,005,567    $  2,285,134
  Net realized gain (loss) on investments and foreign
    currency related transactions                            (37,126)        (161,801)        586,134       1,288,176
  Net change in unrealized appreciation on
    investments and translation of assets and
    liabilities denominated in foreign currencies          7,232,098       23,196,566      12,197,254      21,759,743
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations       7,841,770       24,894,182      13,788,955      25,333,053
=====================================================================================================================
DIVIDENDS AND DISTRIBUTIONS:
  Net investment income                                     (211,171)        (485,914)       (338,186)       (409,690)
  Capital gains                                                   --          (12,277)             --              --
---------------------------------------------------------------------------------------------------------------------
  Total dividends and distributions                         (211,171)        (498,191)       (338,186)       (409,690)
=====================================================================================================================
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                        79,939,217      254,348,710     161,955,739     286,349,327
  Cost of shares redeemed                                     (6,002)          (6,265)     (6,522,159)    (12,962,194)
---------------------------------------------------------------------------------------------------------------------
  Net increase in net assets resulting from capital
    share transactions                                    79,933,215      254,342,445     155,433,580     273,387,133
=====================================================================================================================
Net Increase in Net Assets                                87,563,814      278,738,436     168,884,349     298,310,496
=====================================================================================================================
NET ASSETS:
Beginning of period                                      $     5,000     $      5,000    $      5,000    $      5,000
End of period                                            $87,568,814     $278,743,436    $168,889,349    $298,315,496
=====================================================================================================================
Undistributed net investment income included in net
  assets at end of period                                $   439,641     $  1,387,261    $    682,673    $  1,866,017
=====================================================================================================================
SHARES CREATED AND REDEEMED:
  Shares created                                           1,400,100        4,200,100       2,600,100       4,600,100
  Shares redeemed                                               (100)            (100)       (100,100)       (200,100)
---------------------------------------------------------------------------------------------------------------------
Net increase in shares outstanding                         1,400,000        4,200,000       2,500,000       4,400,000
=====================================================================================================================

*     Commencement of investment operations.

                       See Notes to Financial Statements.


102   WisdomTree International Dividend Funds

Financial Highlights

WisdomTree International Dividend Funds

March 31, 2007

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

================================================================================
                                                         For the period
                                                        June 16, 2006(1)
                                                            through
WisdomTree DEFA Fund                                     March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                      $  49.94
--------------------------------------------------------------------------------
Investment operations:

  Net investment income(2)                                    0.86
  Net realized and unrealized gain                           13.58
--------------------------------------------------------------------------------
Total from investment operations                             14.44
--------------------------------------------------------------------------------
Dividends and distributions to shareholders:
  Net investment income                                      (0.21)
  Capital gains                                              (0.02)
--------------------------------------------------------------------------------
Total dividends and distributions to shareholders            (0.23)
--------------------------------------------------------------------------------
Net asset value, end of period                            $  64.15
================================================================================
TOTAL RETURN(3)                                              28.94%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                 $128,303
Ratio to average net assets of:
  Expenses, net of expense reimbursements/waivers             0.48%(4)
  Expenses, prior to expense reimbursements/waivers           0.51%(4)
  Net investment income                                       1.97%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                      11%
================================================================================

================================================================================
                                                         For the period
                                                        June 16, 2006(1)
                                                            through
WisdomTree DEFA High-Yielding Equity Fund                March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                      $  49.77
--------------------------------------------------------------------------------
Investment operations:

  Net investment income(2)                                    1.19
  Net realized and unrealized gain                           12.94
--------------------------------------------------------------------------------
Total from investment operations                             14.13
--------------------------------------------------------------------------------
Dividends to shareholders:

  Net investment income                                      (0.28)
--------------------------------------------------------------------------------
Total dividends to shareholders                              (0.28)
--------------------------------------------------------------------------------
Net asset value, end of period                            $  63.62
================================================================================
TOTAL RETURN(3)                                              28.41%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                 $184,498
Ratio to average net assets of:
  Expenses, net of expense reimbursements/waivers             0.58%(4)
  Expenses, prior to expense reimbursements/waivers           0.61%(4)
  Net investment income                                       2.71%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                      19%
================================================================================

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor (Note 3).

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

                       See Notes to Financial Statements.

                                   WisdomTree International Dividend Funds   103

WisdomTree International Dividend Funds

March 31, 2007

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

================================================================================
                                                        For the period
                                                       June 16, 2006(1)
                                                           through
WisdomTree Europe Total Dividend Fund                   March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 49.95
--------------------------------------------------------------------------------
Investment operations:

  Net investment income(2)                                    0.73
  Net realized and unrealized gain                           13.17
--------------------------------------------------------------------------------
Total from investment operations                             13.90
--------------------------------------------------------------------------------
Dividends and distributions to shareholders:
  Net investment income                                      (0.21)
  Capital gains                                              (0.00)(6)
--------------------------------------------------------------------------------
Total dividends and distributions to shareholders            (0.21)
--------------------------------------------------------------------------------
Net asset value, end of period                             $ 63.64
================================================================================
TOTAL RETURN(3)                                              27.84%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                  $38,185
Ratio to average net assets of:
  Expenses, net of expense reimbursements/waivers             0.48%(4)
  Expenses, prior to expense reimbursements/waivers           0.58%(4)
  Net investment income                                       1.71%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                      24%
================================================================================

================================================================================
                                                        For the period
                                                       June 16, 2006(1)
                                                            through
WisdomTree Europe High-Yielding Equity Fund             March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 49.83
--------------------------------------------------------------------------------
Investment operations:

  Net investment income(2)                                    1.09
  Net realized and unrealized gain                           12.55
--------------------------------------------------------------------------------
Total from investment operations                             13.64
--------------------------------------------------------------------------------
Dividends to shareholders:

  Net investment income                                      (0.32)
--------------------------------------------------------------------------------
Total dividends to shareholders                              (0.32)
--------------------------------------------------------------------------------
Net asset value, end of period                             $ 63.15
================================================================================
TOTAL RETURN(3)                                              27.39%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                  $50,520
Ratio to average net assets of:
  Expenses, net of expense reimbursements/waivers             0.58%(4)
  Expenses, prior to expense reimbursements/waivers           0.65%(4)
  Net investment income                                       2.44%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                      24%
================================================================================

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor (Note 3).

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

(6)   Amount is less than $0.005.

                       See Notes to Financial Statements.

104   WisdomTree International Dividend Funds

WisdomTree International Dividend Funds

March 31, 2007

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

================================================================================
                                                        For the period
                                                       June 16, 2006(1)
                                                            through
WisdomTree Europe SmallCap Dividend Fund                March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                      $  50.42
--------------------------------------------------------------------------------
Investment operations:

  Net investment income(2)                                    1.31
  Net realized and unrealized gain                           18.89
--------------------------------------------------------------------------------
Total from investment operations                             20.20
--------------------------------------------------------------------------------
Dividends to shareholders:

  Net investment income                                      (0.47)
--------------------------------------------------------------------------------
Total dividends to shareholders                              (0.47)
--------------------------------------------------------------------------------
Net asset value, end of period                            $  70.15
================================================================================
TOTAL RETURN(3)                                              40.14%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                 $147,316
Ratio to average net assets of:
  Expenses, net of expense reimbursements/waivers             0.58%(4)
  Expenses, prior to expense reimbursements/waivers           0.62%(4)
  Net investment income                                       2.99%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                      47%
================================================================================

================================================================================
                                                        For the period
                                                       June 16, 2006(1)
                                                            through
WisdomTree Japan Total Dividend Fund                    March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 50.32
--------------------------------------------------------------------------------
Investment operations:

  Net investment income(2)                                    0.56
  Net realized and unrealized gain                            6.33
--------------------------------------------------------------------------------
Total from investment operations                              6.89
--------------------------------------------------------------------------------
Dividends to shareholders:

  Net investment income                                      (0.21)
--------------------------------------------------------------------------------
Total dividends to shareholders                              (0.21)
--------------------------------------------------------------------------------
Net asset value, end of period                             $ 57.00
--------------------------------------------------------------------------------
TOTAL RETURN(3)                                              13.71%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                  $51,301
Ratio to average net assets of:
  Expenses, net of expense reimbursements                     0.48%(4)
  Expenses, prior to expense reimbursements                   0.54%(4)
  Net investment income                                       1.40%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                       6%
--------------------------------------------------------------------------------

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor (Note 3).

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

                       See Notes to Financial Statements.

                                   WisdomTree International Dividend Funds   105

WisdomTree International Dividend Funds

March 31, 2007

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

================================================================================
                                                        For the period
                                                       June 16, 2006(1)
                                                           through
WisdomTree Japan High-Yielding Equity Fund              March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 50.14
--------------------------------------------------------------------------------
Investment operations:

  Net investment income(2)                                    1.18
  Net realized and unrealized gain                            8.44
--------------------------------------------------------------------------------
Total from investment operations                              9.62
--------------------------------------------------------------------------------
Dividends to shareholders:

  Net investment income                                      (0.34)
--------------------------------------------------------------------------------
Total dividends to shareholders                              (0.34)
--------------------------------------------------------------------------------
Net asset value, end of period                             $ 59.42
================================================================================
TOTAL RETURN(3)                                              19.22%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                  $95,069
Ratio to average net assets of:
  Expenses, net of expense reimbursements                     0.58%(4)
  Expenses, prior to expense reimbursements                   0.64%(4)
  Net investment income                                       3.00%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                       6%
================================================================================

================================================================================
                                                        For the period
                                                       June 16, 2006(1)
                                                            through
WisdomTree Japan SmallCap Dividend Fund                 March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 50.69
--------------------------------------------------------------------------------
Investment operations:

  Net investment income(2)                                    0.95
  Net realized and unrealized gain                            0.74
--------------------------------------------------------------------------------
Total from investment operations                              1.69
--------------------------------------------------------------------------------
Dividends to shareholders:

  Net investment income                                      (0.05)
--------------------------------------------------------------------------------
Total dividends to shareholders                              (0.05)
--------------------------------------------------------------------------------
Net asset value, end of period                             $ 52.33
================================================================================
TOTAL RETURN(3)                                               3.34%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                  $99,419
Ratio to average net assets of:
  Expenses, net of expense reimbursements/waivers             0.58%(4)
  Expenses, prior to expense reimbursements/waivers           0.64%(4)
  Net investment income                                       2.75%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                      25%
================================================================================

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor (Note 3).

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

                       See Notes to Financial Statements.

106   WisdomTree International Dividend Funds

WisdomTree International Dividend Funds

March 31, 2007

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

================================================================================
                                                        For the period
                                                       June 16, 2006(1)
                                                            through
WisdomTree Pacific ex-Japan Total Dividend Fund         March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 49.71
--------------------------------------------------------------------------------
Investment operations:

  Net investment income(2)                                    1.40
  Net realized and unrealized gain                           16.85
--------------------------------------------------------------------------------
Total from investment operations                             18.25
--------------------------------------------------------------------------------
Dividends to shareholders:

  Net investment income                                      (0.39)
--------------------------------------------------------------------------------
Total dividends to shareholders                              (0.39)
--------------------------------------------------------------------------------
Net asset value, end of period                             $ 67.57
================================================================================
TOTAL RETURN(3)                                              36.80%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                  $74,329
Ratio to average net assets of:
  Expenses, net of expense reimbursements                     0.48%(4)
  Expenses, prior to expense reimbursements                   0.54%(4)
  Net investment income                                       3.31%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                      21%
================================================================================

================================================================================
                                                        For the period
                                                       June 16, 2006(1)
                                                            through
WisdomTree Pacific ex-Japan High-Yielding Equity Fund   March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 49.02
--------------------------------------------------------------------------------
Investment operations:

  Net investment income(2)                                    2.18
  Net realized and unrealized gain                           16.40
--------------------------------------------------------------------------------
Total from investment operations                             18.58
--------------------------------------------------------------------------------
Dividends to shareholders:

  Net investment income                                      (0.52)
--------------------------------------------------------------------------------
Total dividends to shareholders                              (0.52)
--------------------------------------------------------------------------------
Net asset value, end of period                             $ 67.08
================================================================================
TOTAL RETURN(3)                                              38.02%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                  $87,205
Ratio to average net assets of:
  Expenses, net of expense reimbursements/waivers             0.58%(4)
  Expenses, prior to expense reimbursements/waivers           0.63%(4)
  Net investment income                                       5.11%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                       7%
================================================================================

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor (Note 3).

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

                       See Notes to Financial Statements.

                                   WisdomTree International Dividend Funds   107

WisdomTree International Dividend Funds

March 31, 2007

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

================================================================================
                                                        For the period
                                                       June 16, 2006(1)
                                                            through
WisdomTree International LargeCap Dividend Fund         March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                      $  49.86
--------------------------------------------------------------------------------
Investment operations:

  Net investment income(2)                                    0.85
  Net realized and unrealized gain                           12.14
--------------------------------------------------------------------------------
Total from investment operations                             12.99
--------------------------------------------------------------------------------
Dividends to shareholders:

  Net investment income                                      (0.30)
--------------------------------------------------------------------------------
Total dividends to shareholders                              (0.30)
--------------------------------------------------------------------------------
Net asset value, end of period                            $  62.55
================================================================================
TOTAL RETURN(3)                                              26.08%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                 $ 87,569
Ratio to average net assets of:
  Expenses, net of expense reimbursements/waivers             0.48%(4)
  Expenses, prior to expense reimbursements/waivers           0.52%(4)
  Net investment income                                       1.99%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                       8%
================================================================================

================================================================================
                                                        For the period
                                                       June 16, 2006(1)
                                                            through
WisdomTree International Dividend Top 100 Fund          March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                      $  49.77
--------------------------------------------------------------------------------
Investment operations:

  Net investment income(2)                                    1.03
  Net realized and unrealized gain                           15.80
--------------------------------------------------------------------------------
Total from investment operations                             16.83
--------------------------------------------------------------------------------
Dividends and distributions to shareholders:
  Net investment income                                      (0.22)
  Capital gains                                              (0.01)
--------------------------------------------------------------------------------
Total dividends and distributions to shareholders            (0.23)
--------------------------------------------------------------------------------
Net asset value, end of period                            $  66.37
================================================================================
TOTAL RETURN(3)                                              33.83%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                 $278,743
Ratio to average net assets of:

  Expenses, net of expense reimbursements/waivers             0.58%(4)
  Expenses, prior to expense reimbursements/waivers           0.60%(4)
  Net investment income                                       2.30%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                       8%
================================================================================

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor (Note 3).

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

                       See Notes to Financial Statements.


108   WisdomTree International Dividend Funds

Financial Highlights  (concluded)

WisdomTree International Dividend Funds

March 31, 2007

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

================================================================================
                                                        For the period
                                                       June 16, 2006(1)
                                                            through
WisdomTree International MidCap Dividend Fund           March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                      $  50.13
--------------------------------------------------------------------------------
Investment operations:

  Net investment income(2)                                    1.08
  Net realized and unrealized gain                           16.73
--------------------------------------------------------------------------------
Total from investment operations                             17.81
--------------------------------------------------------------------------------
Dividends to shareholders:

  Net investment income                                      (0.38)
--------------------------------------------------------------------------------
Total dividends to shareholders                              (0.38)
--------------------------------------------------------------------------------
Net asset value, end of period                            $  67.56
================================================================================
TOTAL RETURN(3)                                              35.57%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                 $168,889
Ratio to average net assets of:

  Expenses, net of expense reimbursements/waivers             0.58%(4)
  Expenses, prior to expense reimbursements/waivers           0.61%(4)
  Net investment income                                       2.53%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                      44%
================================================================================

================================================================================
                                                        For the period
                                                       June 16, 2006(1)
                                                            through
WisdomTree International SmallCap Dividend Fund         March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                      $  50.35
--------------------------------------------------------------------------------
Investment operations:

  Net investment income(2)                                    1.43
  Net realized and unrealized gain                           16.28
--------------------------------------------------------------------------------
Total from investment operations                             17.71
--------------------------------------------------------------------------------
Dividends to shareholders:

  Net investment income                                      (0.26)
--------------------------------------------------------------------------------
Total dividends to shareholders                              (0.26)
--------------------------------------------------------------------------------
Net asset value, end of period                            $  67.80
================================================================================
TOTAL RETURN(3)                                              35.21%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                 $298,315
Ratio to average net assets of:

  Expenses, net of expense reimbursements/waivers             0.58%(4)
  Expenses, prior to expense reimbursements/waivers           0.60%(4)
  Net investment income                                       3.33%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                      39%
================================================================================

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor (Note 3).

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

                       See Notes to Financial Statements.


                                   WisdomTree International Dividend Funds   109

Notes to Financial Statements

1.   ORGANIZATION

WisdomTree Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of March 31, 2007, the Trust offered 36 investment funds (each a "Fund", collectively, the "Funds"). Each Fund is considered to be non-diversified. The Funds commenced operations on June 16, 2006, with the exception of the international dividend sector funds and domestic earnings funds that commenced operations on October 13, 2006 and February 23, 2007, respectively.

These financial statements relate only to the WisdomTree DEFA Fund ("DEFA Fund"), WisdomTree DEFA High-Yielding Equity Fund ("DEFA High-Yielding Equity Fund"), WisdomTree Europe Total Dividend Fund ("Europe Total Dividend Fund"), WisdomTree Europe High-Yielding Equity Fund ("Europe High-Yielding Equity Fund"), WisdomTree Europe SmallCap Dividend Fund ("Europe SmallCap Dividend Fund"), WisdomTree Japan Total Dividend Fund ("Japan Total Dividend Fund"), WisdomTree Japan High-Yielding Equity Fund ("Japan High-Yielding Equity Fund"), WisdomTree Japan SmallCap Dividend Fund ("Japan SmallCap Dividend Fund"), WisdomTree Pacific ex-Japan Total Dividend Fund ("Pacific ex-Japan Total Dividend Fund"), WisdomTree Pacific ex-Japan High-Yielding Equity Fund ("Pacific ex-Japan High-Yielding Equity Fund"), WisdomTree International LargeCap Dividend Fund ("International LargeCap Dividend Fund"), WisdomTree International Dividend Top 100 Fund ("International Dividend Top 100 Fund"), WisdomTree International MidCap Dividend Fund ("International MidCap Dividend Fund"), and WisdomTree International SmallCap Dividend Fund ("International SmallCap Dividend Fund"), together the "International Dividend Funds".

Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index ("Index") developed by WisdomTree Investments, Inc. ("WisdomTree Investments"). Each Index consists of dividend paying securities in the market suggested by its name that meet specific criteria developed by WisdomTree Investments. "WisdomTree", "WisdomTree Investments", WisdomTree DEFA", and "International Dividend Top 100" are service marks of WisdomTree Investments licensed for use by the Trust. WisdomTree Investments has patent applications pending on the methodology and operation of its Indexes and the Funds.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles ("U.S. GAAP"), requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) Investment Valuation -- The Net Asset Value ("NAV") of each Fund's shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund's net assets by the number of Fund shares outstanding. Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.


110   WisdomTree International Dividend Funds

(b) Investment Transactions -- Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c) Foreign Currency Translation -- The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on foreign currency transactions in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in or are a reduction of ordinary income in accordance with U.S. Federal income tax regulations.

(d) Investment Income -- Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld. Interest income is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

(e) Expenses/Reimbursements -- WisdomTree Asset Management, Inc. ("WTA") has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust's chief compliance officer; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTA. Pursuant to a separate contractual arrangement WTA has agreed to pay the expenses described in (iii), (iv) and (v) through July 31, 2007.

(f) Security Lending -- Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds' securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund's securities if the borrower defaults.

The securities lending income earned by the Funds is disclosed on the Statements of Operations.

(g) Dividends and Distributions to Shareholders - It is each Fund's policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company ("RIC") under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the


                                   WisdomTree International Dividend Funds   111
extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital.

(h) Short-Term Investments -- Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include short-term obligations issued by the U.S. Government, negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

3.   ADVISER FEES AND TRANSACTIONS

Adviser Fees -- WTA provides investment management services to each Fund pursuant to an Investment Advisory Agreement between the Trust and WTA. As compensation for services rendered, facilities furnished, and expenses borne by WTA, each Fund pays WTA a fee, as listed below, which is accrued daily and paid monthly, based on the average daily net assets of the Fund.

================================================================================
Fund                                                   Fee Rate
--------------------------------------------------------------------------------
DEFA Fund                                                0.48%
--------------------------------------------------------------------------------
DEFA High-Yielding Equity Fund                           0.58
--------------------------------------------------------------------------------
Europe Total Dividend Fund                               0.48
--------------------------------------------------------------------------------
Europe High-Yielding Equity Fund                         0.58
--------------------------------------------------------------------------------
Europe SmallCap Dividend Fund                            0.58
--------------------------------------------------------------------------------
Japan Total Dividend Fund                                0.48
--------------------------------------------------------------------------------
Japan High-Yielding Equity Fund                          0.58
--------------------------------------------------------------------------------
Japan SmallCap Dividend Fund                             0.58
--------------------------------------------------------------------------------
Pacific ex-Japan Total Dividend Fund                     0.48
--------------------------------------------------------------------------------
Pacific ex-Japan High-Yielding Equity Fund               0.58
--------------------------------------------------------------------------------
International LargeCap Dividend Fund                     0.48
--------------------------------------------------------------------------------
International Dividend Top 100 Fund                      0.58
--------------------------------------------------------------------------------
International MidCap Dividend Fund                       0.58
--------------------------------------------------------------------------------
International SmallCap Dividend Fund                     0.58
--------------------------------------------------------------------------------


112   WisdomTree International Dividend Funds

For the period ended March 31, 2007, the advisory expense reimbursements were as follows:

================================================================================
                                                                Advisory Expense
Fund                                                             Reimbursements
--------------------------------------------------------------------------------
DEFA Fund                                                            $13,995
--------------------------------------------------------------------------------
DEFA High-Yielding Equity Fund                                        13,896
--------------------------------------------------------------------------------
Europe Total Dividend Fund                                            13,844
--------------------------------------------------------------------------------
Europe High-Yielding Equity Fund                                      13,812
--------------------------------------------------------------------------------
Europe SmallCap Dividend Fund                                         14,170
--------------------------------------------------------------------------------
Japan Total Dividend Fund                                             13,814
--------------------------------------------------------------------------------
Japan High-Yielding Equity Fund                                       13,776
--------------------------------------------------------------------------------
Japan SmallCap Dividend Fund                                          13,984
--------------------------------------------------------------------------------
Pacific ex-Japan Total Dividend Fund                                  13,806
--------------------------------------------------------------------------------
Pacific ex-Japan High-Yielding Equity Fund                            13,790
--------------------------------------------------------------------------------
International LargeCap Dividend Fund                                  13,813
--------------------------------------------------------------------------------
International Dividend Top 100 Fund                                   13,760
--------------------------------------------------------------------------------
International MidCap Dividend Fund                                    13,945
--------------------------------------------------------------------------------
International SmallCap Dividend Fund                                  14,073
--------------------------------------------------------------------------------

Each Fund may purchase shares of an affiliated exchange traded fund(s) in secondary market transactions. For the period ending March 31, 2007, the following transactions occurred:

====================================================================================================================================
                                                                                                        Sales    Interest   Realized
Fund                                                    Correlated Investment             Purchases   Proceeds    Income      Gain
------------------------------------------------------------------------------------------------------------------------------------
DEFA Fund                                    International LargeCap Dividend Fund          $ 70,069   $ 71,734    $   --     $ 1,665
------------------------------------------------------------------------------------------------------------------------------------
DEFA High-Yielding Equity Fund               International LargeCap Dividend Fund            63,527     66,862        --       3,335
------------------------------------------------------------------------------------------------------------------------------------
Europe Total Dividend Fund                   Europe High-Yielding Equity Fund                23,309     24,732        --       1,423
------------------------------------------------------------------------------------------------------------------------------------
Europe High-Yielding Equity Fund             Europe Total Dividend Fund                      81,458     86,587        --       5,129
------------------------------------------------------------------------------------------------------------------------------------
Europe SmallCap Dividend Fund                International SmallCap Dividend Fund           411,646    441,776     1,408      30,130
------------------------------------------------------------------------------------------------------------------------------------
Japan SmallCap Dividend Fund                 Japan Total Dividend Fund                       79,950     82,182       314       2,232
------------------------------------------------------------------------------------------------------------------------------------
Pacific ex-Japan Total Dividend Fund         Pacific ex-Japan High-Yielding Equity Fund      46,017     47,759        --       1,742
------------------------------------------------------------------------------------------------------------------------------------
Pacific ex-Japan High-Yielding Equity Fund   Pacific ex-Japan Total Dividend Fund           134,589    139,123        --       4,534
------------------------------------------------------------------------------------------------------------------------------------
International LargeCap Dividend Fund         DEFA Fund                                       17,381     18,446        --       1,065
------------------------------------------------------------------------------------------------------------------------------------
International Dividend Top 100 Fund          DEFA High-Yielding Equity Fund                  52,267     55,181       250       2,914
------------------------------------------------------------------------------------------------------------------------------------
International MidCap Dividend Fund           SmallCap Dividend Fund                         126,638    136,642        --      10,004
------------------------------------------------------------------------------------------------------------------------------------
International SmallCap Dividend Fund         International MidCap Dividend Fund             225,343    238,301        --      12,958
------------------------------------------------------------------------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 2007, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consist of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities involved in the relevant Fund's underlying index and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.


                                   WisdomTree International Dividend Funds   113

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind purchases and redemptions and short-term investments) for the period ended March 31, 2007 were as follows:

================================================================================
Fund                                                    Purchases       Sales
--------------------------------------------------------------------------------
DEFA Fund                                              $ 6,564,623   $ 6,176,931
--------------------------------------------------------------------------------
DEFA High-Yielding Equity Fund                          14,811,027    14,395,084
--------------------------------------------------------------------------------
Europe Total Dividend Fund                               4,616,824     4,646,948
--------------------------------------------------------------------------------
Europe High-Yielding Equity Fund                         7,021,900     6,736,847
--------------------------------------------------------------------------------
Europe SmallCap Dividend Fund                           28,140,122    26,173,353
--------------------------------------------------------------------------------
Japan Total Dividend Fund                                1,803,732     1,880,996
--------------------------------------------------------------------------------
Japan High-Yielding Equity Fund                          1,958,328     2,091,068
--------------------------------------------------------------------------------
Japan SmallCap Dividend Fund                             8,369,901     8,512,215
--------------------------------------------------------------------------------
Pacific ex-Japan Total Dividend Fund                     6,920,802     6,776,103
--------------------------------------------------------------------------------
Pacific ex-Japan High-Yielding Equity Fund               3,163,798     2,861,525
--------------------------------------------------------------------------------
International LargeCap Dividend Fund                     3,744,126     3,519,357
--------------------------------------------------------------------------------
International Dividend Top 100 Fund                      9,056,850     8,463,709
--------------------------------------------------------------------------------
International MidCap Dividend Fund                      26,634,338    25,746,206
--------------------------------------------------------------------------------
International SmallCap Dividend Fund                    41,686,642    39,419,570
--------------------------------------------------------------------------------

For the period ended March 31, 2007, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

================================================================================
Fund                                                    Purchases    Redemptions
--------------------------------------------------------------------------------
DEFA Fund                                             $130,781,424   $13,925,291
--------------------------------------------------------------------------------
DEFA High-Yielding Equity Fund                         182,432,118    11,683,503
--------------------------------------------------------------------------------
Europe Total Dividend Fund                              45,051,849    10,700,567
--------------------------------------------------------------------------------
Europe High-Yielding Equity Fund                        55,326,421    10,875,243
--------------------------------------------------------------------------------
Europe SmallCap Dividend Fund                          135,652,459     4,487,801
--------------------------------------------------------------------------------
Japan Total Dividend Fund                               48,129,429       215,664
--------------------------------------------------------------------------------
Japan High-Yielding Equity Fund                         91,514,432            --
--------------------------------------------------------------------------------
Japan SmallCap Dividend Fund                           102,860,039     6,218,715
--------------------------------------------------------------------------------
Pacific ex-Japan Total Dividend Fund                    82,525,316    16,310,705
--------------------------------------------------------------------------------
Pacific ex-Japan High-Yielding Equity Fund             105,391,897    29,769,658
--------------------------------------------------------------------------------
International LargeCap Dividend Fund                    79,739,402            --
--------------------------------------------------------------------------------
International Dividend Top 100 Fund                    253,641,546            --
--------------------------------------------------------------------------------
International MidCap Dividend Fund                     156,024,154     1,695,804
--------------------------------------------------------------------------------
International SmallCap Dividend Fund                   279,414,015     9,979,061
--------------------------------------------------------------------------------

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.


114   WisdomTree International Dividend Funds

6. FEDERAL INCOME TAXES

At March 31, 2007, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

================================================================================================================
                                                            Gross Unrealized   Gross Unrealized   Net Unrealized
Fund                                           Tax Cost       Appreciation       Depreciation      Appreciation
----------------------------------------------------------------------------------------------------------------
DEFA Fund                                    $122,380,706      $ 9,903,918       $  (631,043)       $ 9,272,875
----------------------------------------------------------------------------------------------------------------
DEFA High-Yielding Equity Fund                182,281,472       11,728,644          (783,121)        10,945,523
----------------------------------------------------------------------------------------------------------------
Europe Total Dividend Fund                     35,651,565        2,948,485          (114,788)         2,833,697
----------------------------------------------------------------------------------------------------------------
Europe High-Yielding Equity Fund               47,160,396        4,595,542           (95,239)         4,500,303
----------------------------------------------------------------------------------------------------------------
Europe SmallCap Dividend Fund                 145,125,324       13,076,855          (755,226)        12,321,629
----------------------------------------------------------------------------------------------------------------
Japan Total Dividend Fund                      47,826,146        4,010,466          (667,535)         3,342,931
----------------------------------------------------------------------------------------------------------------
Japan High-Yielding Equity Fund                92,301,467        3,758,103          (653,921)         3,104,182
----------------------------------------------------------------------------------------------------------------
Japan SmallCap Dividend Fund                   99,412,306        3,680,502        (1,720,575)         1,959,927
----------------------------------------------------------------------------------------------------------------
Pacific ex-Japan Total Dividend Fund           79,136,472        6,304,660          (120,477)         6,184,183
----------------------------------------------------------------------------------------------------------------
Pacific ex-Japan High-Yielding Equity Fund    101,798,371        6,710,979           (90,818)         6,620,161
----------------------------------------------------------------------------------------------------------------
International LargeCap Dividend Fund           81,765,638        7,541,273          (316,496)         7,224,777
----------------------------------------------------------------------------------------------------------------
International Dividend Top 100 Fund           281,740,266       23,953,088          (796,739)        23,156,349
----------------------------------------------------------------------------------------------------------------
International MidCap Dividend Fund            165,220,370       12,653,402          (486,432)        12,166,970
----------------------------------------------------------------------------------------------------------------
International SmallCap Dividend Fund          319,941,773       23,515,099        (1,883,102)        21,631,997
----------------------------------------------------------------------------------------------------------------

At March 31, 2007, the components of accumulated earnings/loss on a tax-basis were as follows:

===================================================================================================================================
                                                                                                    Currency
                                                                 Undistributed          Net         Unrealized
                                              Undistributed    Capital and Other    Unrealized    Appreciation/   Total Accumulated
Fund                                         Ordinary Income      Gains/Losses     Appreciation    Depreciation       Earnings
-----------------------------------------------------------------------------------------------------------------------------------
DEFA Fund                                       $  611,749         $      --        $ 9,272,875      $ 6,501         $ 9,891,125
-----------------------------------------------------------------------------------------------------------------------------------
DEFA High-Yielding Equity Fund                   1,088,143           (55,792)        10,945,523       12,225          11,990,099
-----------------------------------------------------------------------------------------------------------------------------------
Europe Total Dividend Fund                         164,491          (107,904)         2,833,697        1,545           2,891,829
-----------------------------------------------------------------------------------------------------------------------------------
Europe High-Yielding Equity Fund                   333,556                --          4,500,303        3,625           4,837,484
-----------------------------------------------------------------------------------------------------------------------------------
Europe SmallCap Dividend Fund                    1,384,607                --         12,321,629        3,638          13,709,874
-----------------------------------------------------------------------------------------------------------------------------------
Japan Total Dividend Fund                          194,544          (164,977)         3,342,931         (160)          3,372,338
-----------------------------------------------------------------------------------------------------------------------------------
Japan High-Yielding Equity Fund                    522,553          (153,412)         3,104,182       (2,071)          3,471,252
-----------------------------------------------------------------------------------------------------------------------------------
Japan SmallCap Dividend Fund                       585,874           (11,684)         1,959,927         (904)          2,533,213
-----------------------------------------------------------------------------------------------------------------------------------
Pacific ex-Japan Total Dividend Fund               554,548           (76,699)         6,184,183        7,407           6,669,439
-----------------------------------------------------------------------------------------------------------------------------------
Pacific ex-Japan High-Yielding Equity Fund       1,204,738                --          6,620,161       14,688           7,839,587
-----------------------------------------------------------------------------------------------------------------------------------
International LargeCap Dividend Fund               439,641           (39,369)         7,224,777        5,550           7,630,599
-----------------------------------------------------------------------------------------------------------------------------------
International Dividend Top 100 Fund              1,387,261          (161,622)        23,156,349       14,003          24,395,991
-----------------------------------------------------------------------------------------------------------------------------------
International MidCap Dividend Fund               1,109,911                --         12,166,970        3,993          13,280,874
-----------------------------------------------------------------------------------------------------------------------------------
International SmallCap Dividend Fund             2,396,670           (13,552)        21,631,997        5,096          24,020,211
-----------------------------------------------------------------------------------------------------------------------------------


                                   WisdomTree International Dividend Funds   115

The tax character of distributions paid during the period ended March 31, 2007, was as follows:

================================================================================
                                                              Distributions Paid
                                                                from Ordinary
Fund                                                               Income*
--------------------------------------------------------------------------------
DEFA Fund                                                          $231,713
--------------------------------------------------------------------------------
DEFA High-Yielding Equity Fund                                      416,338
--------------------------------------------------------------------------------
Europe Total Dividend Fund                                           83,789
--------------------------------------------------------------------------------
Europe High-Yielding Equity Fund                                    191,720
--------------------------------------------------------------------------------
Europe SmallCap Dividend Fund                                       234,397
--------------------------------------------------------------------------------
Japan Total Dividend Fund                                           104,591
--------------------------------------------------------------------------------
Japan High-Yielding Equity Fund                                     169,864
--------------------------------------------------------------------------------
Japan SmallCap Dividend Fund                                         30,965
--------------------------------------------------------------------------------
Pacific ex-Japan Total Dividend Fund                                196,159
--------------------------------------------------------------------------------
Pacific ex-Japan High-Yielding Equity Fund                          416,060
--------------------------------------------------------------------------------
International LargeCap Dividend Fund                                211,171
--------------------------------------------------------------------------------
International Dividend Top 100 Fund                                 498,191
--------------------------------------------------------------------------------
International MidCap Dividend Fund                                  338,186
--------------------------------------------------------------------------------
International SmallCap Dividend Fund                                409,690
--------------------------------------------------------------------------------

*     Includes short-term capital gains.

At March 31, 2007, for Federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains through the years indicated. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

================================================================================
                                                                    Capital Loss
                                                                     Available
Fund                                                                Through 2015
--------------------------------------------------------------------------------
DEFA Fund                                                             $    --
--------------------------------------------------------------------------------
DEFA High-Yielding Equity Fund                                          3,223
--------------------------------------------------------------------------------
Europe Total Dividend Fund                                                 --
--------------------------------------------------------------------------------
Europe High-Yielding Equity Fund                                           --
--------------------------------------------------------------------------------
Europe SmallCap Dividend Fund                                              --
--------------------------------------------------------------------------------
Japan Total Dividend Fund                                              61,971
--------------------------------------------------------------------------------
Japan High-Yielding Equity Fund                                        60,955
--------------------------------------------------------------------------------
Japan SmallCap Dividend Fund                                            6,631
--------------------------------------------------------------------------------
Pacific ex-Japan Total Dividend Fund                                    2,486
--------------------------------------------------------------------------------
Pacific ex-Japan High-Yielding Equity Fund                                 --
--------------------------------------------------------------------------------
International LargeCap Dividend Fund                                   12,856
--------------------------------------------------------------------------------
International Dividend Top 100 Fund                                        --
--------------------------------------------------------------------------------
International MidCap Dividend Fund                                         --
--------------------------------------------------------------------------------
International SmallCap Dividend Fund                                       --
--------------------------------------------------------------------------------

Currency losses and capital losses incurred after October 31 ("post-October losses") and within the taxable year are deemed to arise on the first business day of each Fund's next taxable year.


116   WisdomTree International Dividend Funds

During the period ended March 31, 2007, the following Funds incurred and will elect to defer net post-October losses as follows:

================================================================================
                                                  Post-October     Post-October
Fund                                            Currency Losses   Capital Losses
--------------------------------------------------------------------------------
DEFA Fund                                           $    --          $     --
--------------------------------------------------------------------------------
DEFA High-Yielding Equity Fund                           --            52,569
--------------------------------------------------------------------------------
Europe Total Dividend Fund                               --           107,904
--------------------------------------------------------------------------------
Europe High-Yielding Equity Fund                         --                --
--------------------------------------------------------------------------------
Europe SmallCap Dividend Fund                            --                --
--------------------------------------------------------------------------------
Japan Total Dividend Fund                               610           102,396
--------------------------------------------------------------------------------
Japan High-Yielding Equity Fund                         902            91,555
--------------------------------------------------------------------------------
Japan SmallCap Dividend Fund                          5,053                --
--------------------------------------------------------------------------------
Pacific ex-Japan Total Dividend Fund                     --            74,213
--------------------------------------------------------------------------------
Pacific ex-Japan High-Yielding Equity Fund               --                --
--------------------------------------------------------------------------------
International LargeCap Dividend Fund                     --            26,513
--------------------------------------------------------------------------------
International Dividend Top 100 Fund                      --           161,622
--------------------------------------------------------------------------------
International MidCap Dividend Fund                       --                --
--------------------------------------------------------------------------------
International SmallCap Dividend Fund                 13,552                --
--------------------------------------------------------------------------------

At March 31, 2007, the effect of permanent"book/tax" reclassifications resulted in increases (decreases) to the components of net assets as follows:

============================================================================================
                                                               Accumulated
                                                              Net Realized
                                              Undistributed   Gain/Loss on
                                             Net Investment    Investments
Fund                                          Income (Loss)      Losses      Paid-in Capital
--------------------------------------------------------------------------------------------
DEFA Fund                                        $ 7,518       $(1,200,837)     $1,193,319
--------------------------------------------------------------------------------------------
DEFA High-Yielding Equity Fund                    17,991          (979,118)        961,127
--------------------------------------------------------------------------------------------
Europe Total Dividend Fund                         5,434          (940,428)        934,994
--------------------------------------------------------------------------------------------
Europe High-Yielding Equity Fund                   8,173          (906,399)        898,226
--------------------------------------------------------------------------------------------
Europe SmallCap Dividend Fund                      4,781          (430,418)        425,637
--------------------------------------------------------------------------------------------
Japan Total Dividend Fund                         (3,695)          (28,522)         32,217
--------------------------------------------------------------------------------------------
Japan High-Yielding Equity Fund                   (2,008)            2,008              --
--------------------------------------------------------------------------------------------
Japan SmallCap Dividend Fund                      (7,536)         (172,021)        179,557
--------------------------------------------------------------------------------------------
Pacific ex-Japan Total Dividend Fund               8,210        (1,187,605)      1,179,395
--------------------------------------------------------------------------------------------
Pacific ex-Japan High-Yielding Equity Fund        22,309        (3,394,084)      3,371,775
--------------------------------------------------------------------------------------------
International LargeCap Dividend Fund               4,014            (4,014)             --
--------------------------------------------------------------------------------------------
International Dividend Top 100 Fund               13,758           (13,758)             --
--------------------------------------------------------------------------------------------
International MidCap Dividend Fund                15,292          (185,187)        169,895
--------------------------------------------------------------------------------------------
International SmallCap Dividend Fund              (9,427)         (893,725)        903,152
--------------------------------------------------------------------------------------------


                                   WisdomTree International Dividend Funds   117

Notes to Financial Statements (concluded)

7.   NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing a fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the Securities and Exchange Commission notified the industry that the implementation of Fin 48 must be incorporated no later than the last day on which a NAV is calculated preceding a fund's 2007 semi-annual report (i.e. September 28, 2007 for the funds). At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

On September 15, 2006, the FASB released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") which provides enhanced guidance for measuring fair value. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007. At this time, management is evaluating the implications of FAS 157 and its impact in the financial statements has not yet been determined.


118   WisdomTree International Dividend Funds

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of WisdomTree Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of WisdomTree DEFA Fund, WisdomTree DEFA High-Yielding Equity Fund, WisdomTree Europe Total Dividend Fund, WisdomTree Europe High-Yielding Equity Fund, WisdomTree Europe SmallCap Dividend Fund, WisdomTree Japan Total Dividend Fund, WisdomTree Japan High-Yielding Equity Fund, WisdomTree Japan SmallCap Dividend Fund, WisdomTree Pacific ex-Japan Total Dividend Fund, WisdomTree Pacific ex-Japan High-Yielding Equity Fund, WisdomTree International LargeCap Dividend Fund, WisdomTree International Dividend Top 100 Fund, WisdomTree International MidCap Dividend Fund and WisdomTree International SmallCap Dividend Fund (fourteen of the investment funds constituting the WisdomTree Trust (the Trust)) as of March 31, 2007, and the related statements of operations and changes in net assets and financial highlights for the period June 16, 2006 (commencement of investment operations) through March 31, 2007. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WisdomTree DEFA Fund, WisdomTree DEFA High-Yielding Equity Fund, WisdomTree Europe Total Dividend Fund, WisdomTree Europe High-Yielding Equity Fund, WisdomTree Europe SmallCap Dividend Fund, WisdomTree Japan Total Dividend Fund, WisdomTree Japan High-Yielding Equity Fund, WisdomTree Japan SmallCap Dividend Fund, WisdomTree Pacific ex-Japan Total Dividend Fund, WisdomTree Pacific ex-Japan High-Yielding Equity Fund, WisdomTree International LargeCap Dividend Fund, WisdomTree International Dividend Top 100 Fund, WisdomTree International MidCap Dividend Fund and WisdomTree International SmallCap Dividend Fund of WisdomTree Trust at March 31, 2007, the results of their operations, the changes in their net assets and the financial highlights for the period June 16, 2006 (commencement of investment operations) through March 31, 2007, in conformity with U.S. generally accepted accounting principles.

                             /s/ Ernst & Young LLP

New York, New York
May 21, 2007


                                   WisdomTree International Dividend Funds   119

Approval of Investment Advisory and Sub-Advisory Agreement (unaudited)

The Board of Trustees of the Trust, including a majority of the Independent Trustees, has the responsibility under the 1940 Act to approve the Trust's Investment Advisory Agreement and Sub-Advisory Agreement (collectively, the "Investment Advisory Agreements"). In addition, the Trust's Board of Trustees will receive, review and evaluate information concerning the services and personnel of the Investment Adviser and the Sub-Adviser at each quarterly meeting of the Board of Trustees. While particular emphasis will be placed on information concerning profitability, comparability of fees and total expenses, and the Trust's investment performance at any future meeting at which a renewal of the Investment Advisory Agreements is considered, the process of evaluating the Investment Adviser and the Sub-Adviser and the Trust's investment arrangements is an ongoing one. In this regard, the Board's consideration of the nature, extent and quality of the services to be provided by the Investment Adviser and the Sub-Adviser under the Investment Advisory Agreements will include deliberations at future quarterly meetings.

Approval of Investment Advisory Agreement. The Trust and the Investment Adviser have entered into an investment advisory agreement (the "Advisory Agreement"). At meetings held on February 21, 2006, May 3, 2006 and May 25, 2006, the Board of Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreement with WisdomTree Asset Management ("WTA") with respect to the Funds. In approving the Advisory Agreement with WTA, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality and extent of the services to be provided to the Funds by WTA; (2) WTA's personnel and operations; (3) WTA's financial condition; (4) the level and method of computing each Fund's advisory fee; (5) the possibility of "fall-out" benefits to WTA and its affiliates (i.e., ancillary benefits that may be realized by WTA or its affiliates from WTA's relationship with the Funds); (6) the anticipated effect of growth and size on each Fund's performance and expenses; and (7) possible conflicts of interest.

The Board also considered the nature and quality of the services to be provided by WTA to the Funds, recognizing WTA's operational capabilities and resources. The Board also noted the extensive responsibilities that WTA has as investment adviser to the Funds, including the selection of the Funds' sub-adviser and oversight of the sub-adviser's compliance with Fund policies and objectives, oversight of general Fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Funds.

The Board gave substantial consideration to the fees payable under the Advisory Agreement. In this connection, the Board evaluated the personnel, systems and equipment necessary to manage the Funds and the costs associated with compensating the sub-adviser. The Board also examined the fees to be paid by each Fund in light of fees paid to other investment managers by comparable funds and the method of computing each Fund's fee. After comparing the fees with those of comparable funds and in light of the quality and extent of services to be provided and the costs anticipated to be incurred by WTA, the Board concluded that the level of the fees paid to WTA with respect to each Fund is fair and reasonable.

The Board also approved the Sub-Advisory Agreement with the sub-adviser to the Funds, BNY Investment Advisors ("BNYIA"), using the same criteria it used for WTA. The Board considered BNYIA's operational capabilities and resources and BNYIA's experience in serving as an adviser to ETFs, noting that BNYIA currently provides investment advisory and management services to other ETFs. The Board also evaluated the performance of comparable funds managed by BNYIA in comparison to a peer group, and the expertise and performance of the BNYIA personnel. The Board also noted that The Bank of New York ("BNY"), an affiliate of BNYIA, was proposed to serve as the Funds' administrator, accountant, custodian and transfer agent and will receive compensation for acting in these capacities and will be responsible for, among other things, coordinating the Funds' audits, financial statements and tax returns, managing expenses and budgeting for the Funds, processing trades on behalf of each Fund and custodying Fund assets. As such, the Board concluded that the benefits accruing to BNYIA and its affiliates by virtue of their relationship to the Trust are reasonable and fair in comparison with the anticipated costs of providing the relevant services. The Board noted that WTA, not the Funds, pays the fees to BNYIA under the Sub-Advisory Agreement.

Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of WTA and BNYIA, the Board determined that the approval of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of each Fund. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, with the assistance of independent counsel, approved the Advisory Agreement and Sub-Advisory Agreement.


120   WisdomTree International Dividend Funds

Frequency Distribution of Discounts & Premiums (unaudited)

The chart below presents information about differences between the per share net asset value ("NAV") of each Fund and the market trading price of shares of each Fund. For these purposes, the "market price" is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. The term "premium" is sometimes used to describe a market price in excess of NAV and the term "discount" is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange traded funds, the market price of Fund shares is typically slightly higher or lower than the Fund's per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors' assessments of the underlying value of a Fund's portfolio securities.

Differences between the closing times of U.S. and non-U.S. markets may contribute to differences between the NAV and market price of Fund shares. Many non-U.S. markets close prior to the close of the U.S. securities exchanges. Developments after the close of such markets as a result of ongoing price discovery may be reflected in a Fund's market price but not in its NAV (or vice versa).

====================================================================================================================
                                                                 Market Price Above or      Market Price Below Net
                                                                Equal to Net Asset Value          Asset Value
                                                               -----------------------------------------------------
                                                Basis Point      Number    Percentage of     Number    Percentage of
                                               Differential*    of Days      Total Days     of Days     Total Days
                                              ----------------------------------------------------------------------
WisdomTree DEFA Fund
June 16, 2006** - March 31, 2007                   0 - 24.9        33           16.67%         15           7.57%
                                              ----------------------------------------------------------------------
                                                  25 - 49.9        48           24.24%         10           5.05%
                                              ----------------------------------------------------------------------
                                                  50 - 74.9        44           22.22%          6           3.03%
                                              ----------------------------------------------------------------------
                                                 75 - 100.0        20           10.10%          0           0.00%
                                              ----------------------------------------------------------------------
                                                     >100.0        19            9.60%          3           1.52%
                                              ----------------------------------------------------------------------
                                                      Total       164           82.83%         34          17.17%
====================================================================================================================
WisdomTree DEFA High-Yielding Equity Fund
June 16, 2006** - March 31, 2007                   0 - 24.9        28           14.14%         13           6.56%
                                              ----------------------------------------------------------------------
                                                  25 - 49.9        45           22.73%         10           5.05%
                                              ----------------------------------------------------------------------
                                                  50 - 74.9        41           20.71%          6           3.03%
                                              ----------------------------------------------------------------------
                                                 75 - 100.0        32           16.16%          0           0.00%
                                              ----------------------------------------------------------------------
                                                     >100.0        20           10.10%          3           1.52%
                                              ----------------------------------------------------------------------
                                                      Total       166           83.84%         32          16.16%
====================================================================================================================
WisdomTree Europe Total Dividend Fund
June 16, 2006** - March 31, 2007                   0 - 24.9        38           19.19%         18           9.08%
                                              ----------------------------------------------------------------------
                                                  25 - 49.9        44           22.22%          6           3.03%
                                              ----------------------------------------------------------------------
                                                  50 - 74.9        41           20.71%          9           4.55%
                                              ----------------------------------------------------------------------
                                                 75 - 100.0        19            9.60%          3           1.52%
                                              ----------------------------------------------------------------------
                                                     >100.0        16            8.08%          4           2.02%
                                              ----------------------------------------------------------------------
                                                      Total       158           79.80%         40          20.20%
====================================================================================================================
WisdomTree Europe High-Yielding Equity Fund
June 16, 2006** - March 31, 2007                   0 - 24.9        44           22.22%         16           8.07%
                                              ----------------------------------------------------------------------
                                                  25 - 49.9        40           20.20%          7           3.54%
                                              ----------------------------------------------------------------------
                                                  50 - 74.9        43           21.72%          6           3.03%
                                              ----------------------------------------------------------------------
                                                 75 - 100.0        18            9.09%          5           2.53%
                                              ----------------------------------------------------------------------
                                                     >100.0        18            9.09%          1           0.51%
                                              ----------------------------------------------------------------------
                                                      Total       163           82.32%         35          17.68%
====================================================================================================================

* A basis point equals one-hundredth of one percent (0.01%).

** Commencement of investment operations.


                                   WisdomTree International Dividend Funds   121

====================================================================================================================
                                                                 Market Price Above or      Market Price Below Net
                                                                Equal to Net Asset Value          Asset Value
--------------------------------------------------------------------------------------------------------------------
                                                Basis Point      Number    Percentage of     Number    Percentage of
                                               Differential*    of Days      Total Days     of Days     Total Days
--------------------------------------------------------------------------------------------------------------------
WisdomTree Europe SmallCap Dividend Fund
June 16, 2006** - March 31, 2007                   0 - 24.9        24           12.12%          7           3.54%
                                              ----------------------------------------------------------------------
                                                  25 - 49.9        44           22.22%          9           4.54%
                                              ----------------------------------------------------------------------
                                                  50 - 74.9        49           24.75%          4           2.02%
                                              ----------------------------------------------------------------------
                                                 75 - 100.0        24           12.12%          0           0.00%
                                              ----------------------------------------------------------------------
                                                     >100.0        33           16.67%          4           2.02%
                                              ----------------------------------------------------------------------
                                                      Total       174           87.88%         24          12.12%
====================================================================================================================
WisdomTree Japan Total Dividend Fund
June 16, 2006** - March 31, 2007                   0 - 24.9        25           12.63%         17           8.58%
                                              ----------------------------------------------------------------------
                                                  25 - 49.9        30           15.15%         14           7.07%
                                              ----------------------------------------------------------------------
                                                  50 - 74.9        29           14.65%          9           4.55%
                                              ----------------------------------------------------------------------
                                                 75 - 100.0        30           15.15%          1           0.51%
                                              ----------------------------------------------------------------------
                                                     >100.0        37           18.68%          6           3.03%
                                              ----------------------------------------------------------------------
                                                      Total       151           76.26%         47          23.74%
====================================================================================================================
WisdomTree Japan High-Yielding Equity Fund
June 16, 2006** - March 31, 2007                   0 - 24.9        24           12.12%         21          10.60%
                                              ----------------------------------------------------------------------
                                                  25 - 49.9        23           11.62%         12           6.05%
                                              ----------------------------------------------------------------------
                                                  50 - 74.9        34           17.17%         11           5.56%
                                              ----------------------------------------------------------------------
                                                 75 - 100.0        26           13.13%          3           1.52%
                                              ----------------------------------------------------------------------
                                                     >100.0        39           19.70%          5           2.53%
                                              ----------------------------------------------------------------------
                                                      Total       146           73.74%         52          26.26%
====================================================================================================================
WisdomTree Japan SmallCap Dividend Fund
June 16, 2006** - March 31, 2007                   0 - 24.9        17            8.59%         16           8.07%
                                              ----------------------------------------------------------------------
                                                  25 - 49.9        42           21.20%         13           6.57%
                                              ----------------------------------------------------------------------
                                                  50 - 74.9        19            9.60%          8           4.04%
                                              ----------------------------------------------------------------------
                                                 75 - 100.0        33           16.67%          4           2.02%
                                              ----------------------------------------------------------------------
                                                     >100.0        35           17.68%         11           5.56%
                                              ----------------------------------------------------------------------
                                                      Total       146           73.74%         52          26.26%
====================================================================================================================
WisdomTree Pacific ex-Japan Total Dividend
  Fund
June 16, 2006** - March 31, 2007                   0 - 24.9        37           18.69%         24          12.12%
                                              ----------------------------------------------------------------------
                                                  25 - 49.9        38           19.19%         18           9.08%
                                              ----------------------------------------------------------------------
                                                  50 - 74.9        22           11.11%          7           3.54%
                                              ----------------------------------------------------------------------
                                                 75 - 100.0        22           11.11%          7           3.54%
                                              ----------------------------------------------------------------------
                                                     >100.0        14            7.07%          9           4.55%
                                              ----------------------------------------------------------------------
                                                      Total       133           67.17%         65          32.83%
====================================================================================================================
WisdomTree Pacific ex-Japan High-Yielding
  Equity Fund
June 16, 2006** - March 31, 2007                   0 - 24.9        37           18.68%         22          11.11%
                                              ----------------------------------------------------------------------
                                                  25 - 49.9        39           19.70%         17           8.58%
                                              ----------------------------------------------------------------------
                                                  50 - 74.9        19            9.60%          9           4.55%
                                              ----------------------------------------------------------------------
                                                 75 - 100.0        17            8.59%          8           4.04%
                                              ----------------------------------------------------------------------
                                                     >100.0        20           10.10%         10           5.05%
                                              ----------------------------------------------------------------------
                                                      Total       132           66.67%         66          33.33%
====================================================================================================================

*    A basis point equals one-hundredth of one percent (0.01%).

**   Commencement of investment operations.


122   WisdomTree International Dividend Funds

Frequency Distribution of Discounts & Premiums (unaudited) (concluded)

====================================================================================================================
                                                                  Market Price Above or       Market Price Below Net
                                                                Equal to Net Asset Value          Asset Value
--------------------------------------------------------------------------------------------------------------------
                                               Basis Point       Number    Percentage of    Number     Percentage of
                                              Differential*     of Days     Total Days       of Days     Total Days
--------------------------------------------------------------------------------------------------------------------
WisdomTree International LargeCap Dividend
  Fund
June 16, 2006** - March 31, 2007                  0 - 24.9         23           11.62%         10           5.05%
                                              ----------------------------------------------------------------------
                                                 25 - 49.9         59           29.78%          4           2.02%
                                              ----------------------------------------------------------------------
                                                 50 - 74.9         43           21.72%          3           1.52%
                                              ----------------------------------------------------------------------
                                                75 - 100.0         21           10.61%          0           0.00%
                                              ----------------------------------------------------------------------
                                                    >100.0         33           16.67%          2           1.01%
                                              ----------------------------------------------------------------------
                                                     Total        179           90.40%         19           9.60%
====================================================================================================================
WisdomTree International Dividend Top 100
  Fund
June 16, 2006** - March 31, 2007                  0 - 24.9         24           12.12%          8           4.04%
                                              ----------------------------------------------------------------------
                                                 25 - 49.9         48           24.24%          3           1.52%
                                              ----------------------------------------------------------------------
                                                 50 - 74.9         55           27.78%          2           1.01%
                                              ----------------------------------------------------------------------
                                                75 - 100.0         22           11.11%          0           0.00%
                                              ----------------------------------------------------------------------
                                                    >100.0         34           17.17%          2           1.01%
                                              ----------------------------------------------------------------------
                                                     Total        183           92.42%         15           7.58%
====================================================================================================================
WisdomTree International MidCap Dividend
  Fund
June 16, 2006** - March 31, 2007                  0 - 24.9         28           14.14%         11           5.55%
                                              ----------------------------------------------------------------------
                                                 25 - 49.9         46           23.23%          7           3.53%
                                              ----------------------------------------------------------------------
                                                 50 - 74.9         47           23.74%          1           0.51%
                                              ----------------------------------------------------------------------
                                                75 - 100.0         20           10.10%          1           0.51%
                                              ----------------------------------------------------------------------
                                                    >100.0         34           17.17%          3           1.52%
                                              ----------------------------------------------------------------------
                                                     Total        175           88.38%         23          11.62%
====================================================================================================================
WisdomTree International SmallCap Dividend
  Fund
June 16, 2006** - March 31, 2007                  0 - 24.9         18            9.08%         11           5.56%
                                              ----------------------------------------------------------------------
                                                 25 - 49.9         41           20.71%          2           1.01%
                                              ----------------------------------------------------------------------
                                                 50 - 74.9         46           23.23%          0           0.00%
                                              ----------------------------------------------------------------------
                                                75 - 100.0         39           19.70%          0           0.00%
                                              ----------------------------------------------------------------------
                                                    >100.0         37           18.69%          4           2.02%
                                              ----------------------------------------------------------------------
                                                     Total        181           91.41%         17           8.59%
====================================================================================================================

* A basis point equals one-hundredth of one percent (0.01%).

** Commencement of investment operations.


                                   WisdomTree International Dividend Funds   123

Trustees and Officers Information (unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by WisdomTree Asset Management and other service providers. The Board of Trustees elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The Fund's Statement of Additional Information ("SAI") has additional information about the Funds' Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

The address of each Trustee and Officer is c/o WisdomTree Asset Management, Inc., 48 Wall Street, 11th Floor, New York, NY 10005.

Interested Trustee and Officers

                                                                                        Number of
                                                                                       Portfolios
                                                                                           in
                                                                                          Fund       Other Directorships
                                   Term of Office                                        Complex           Held by
Name                                 and Length          Principal Occupation(s)       Overseen by         Trustee
(year of birth)      Position      of Time Served        During the Past 5 Years         Trustee         and Officer
------------------   -----------   ---------------   -------------------------------   -----------   -------------------
Jonathan Steinberg   Trustee,      Trustee and       Chief Executive Officer of            36        None.
 (1964)              President*    Officer           WisdomTree Investments, Inc.
                                   since 2005        (formerly, Index Development
                                                     Partners, Inc.) and Director of
                                                     WisdomTree Investments, Inc.
                                                     (since 1989).

Marc Ruskin          Treasurer*,   Officer           Chief Financial Officer of            36        None.
 (1952)              Assistant     since 2005        WisdomTree Investments, Inc.
                     Secretary*                      (formerly, Index Development
                                                     Partners, Inc.); Chief
                                                     Financial Officer, RiskMetrics
                                                     Group, Inc. (2003 to 2004);
                                                     Chief Financial Officer of
                                                     Cognet Corp. (1999 to 2002).

Richard Morris       Secretary*,   Officer           Deputy General Counsel of             36        None.
 (1967)              Chief         since 2005        WisdomTree Investments, Inc.
                     Legal                           (since 2005); Senior Counsel at
                     Officer*                        Barclays Global Investors, N.A.
                                                     (2002 to 2005); Counsel at Bar-
                                                     clays Global Investors, N.A.
                                                     (2000 to 2001).
------------------------------------------------------------------------------------------------------------------------

*     Elected by and serves at the pleasure of the Board of Trustees.


124  WisdomTree International Dividend Funds

Trustees and Officers Information (unaudited) (concluded)

Independent Trustees

                                                                                        Number of
                                                                                       Portfolios
                                                                                           in
                                                                                          Fund
                                                                                         Complex
                                                                                       Overseen by   Other Directorships
                                   Term of Office                                        Trustee           Held by
Name                                 and Length          Principal Occupation(s)           and             Trustee
(year of birth)      Position      of Time Served        During the Past 5 Years         Officer         and Officer
------------------   -----------   ---------------   -------------------------------   -----------   -------------------
Gregory Barton       Trustee       Trustee           Executive Vice President of           36        None.
 (1961)*                           since 2006        Licensing and Legal Affairs,
                                                     General Counsel and Secretary
                                                     of Ziff Davis Media Inc. (since
                                                     2003); Executive Vice President
                                                     of Legal Affairs, General
                                                     Counsel and Secretary of Ziff
                                                     Davis Media Inc. (2002 to
                                                     2003); President (2001 to
                                                     2002), Chief Financial Officer
                                                     (2000 to 2002), Vice President
                                                     of Business Development (1999
                                                     to 2001) and General Counsel
                                                     and Secretary (1998 to 2002) of
                                                     WisdomTree Investments, Inc.
                                                     (formerly, Index Development
                                                     Partners, Inc.).

Toni Massaro         Trustee       Trustee           Dean at University of Arizona         36        None.
 (1955)**                          since 2006        James E. Rogers College of
                                                     Law (since 1999); Professor at
                                                     University of Arizona James E.
                                                     Rogers College of Law (since
                                                     1990).

Victor Ugolyn        Trustee,      Trustee           Private investor (since 2005);        36        Trustee on Board of
 (1947)              Chairman      since 2006        President and Chief Executive                   Trustees of
                     of the                          Officer of William D. Witter,                   Naismith Memorial
                     Board of                        Inc. (2005 to August 2006);                     Basketball Hall of
                     Trustees                        Consultant to AXA Enterprise in                 Fame; Member of the
                                                     2004; Chairman, President and                   Board of Directors of
                                                     Chief Executive Officer of                      William D. Witter,
                                                     Enterprise Capital Management                   Inc.; Member of the
                                                     (subsidiary of The MONY                         Board of Overseers
                                                     Group, Inc.) and Enterprise                     of the Hoover
                                                     Group of Funds, Chairman of                     Institution at
                                                     MONY Securities Corp., and                      Stanford University.
                                                     Chairman of the Fund Board of
                                                     Enterprise Group of Funds
                                                     (1991 to 2004).
------------------------------------------------------------------------------------------------------------------------

*     Chairman of the Audit Committee.

**    Chairman of the Nominating Committee.


                                    WisdomTree International Dividend Funds  125

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds fiscal year ended March 31, 2007,is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2008.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

================================================================================
                                                              Qualified Dividend
Fund                                                                Income
--------------------------------------------------------------------------------
DEFA Fund                                                         $  771,186
--------------------------------------------------------------------------------
DEFA High-Yielding Equity Fund                                     1,536,005
--------------------------------------------------------------------------------
Europe Total Dividend Fund                                           232,037
--------------------------------------------------------------------------------
Europe High-Yielding Equity Fund                                     504,034
--------------------------------------------------------------------------------
Europe SmallCap Dividend Fund                                      1,013,487
--------------------------------------------------------------------------------
Japan Total Dividend Fund                                            383,875
--------------------------------------------------------------------------------
Japan High-Yielding Equity Fund                                      511,021
--------------------------------------------------------------------------------
Japan SmallCap Dividend Fund                                         558,516
--------------------------------------------------------------------------------
Pacific ex-Japan Total Dividend Fund                                 582,221
--------------------------------------------------------------------------------
Pacific ex-Japan High-Yielding Equity Fund                         1,207,690
--------------------------------------------------------------------------------
International LargeCap Dividend Fund                                 698,797
--------------------------------------------------------------------------------
International Dividend Top 100 Fund                                1,950,171
--------------------------------------------------------------------------------
International MidCap Dividend Fund                                   853,859
--------------------------------------------------------------------------------
International SmallCap Dividend Fund                               1,307,894
--------------------------------------------------------------------------------

The Funds designate the following amount of ordinary income distributions paid during the fiscal year, is from qualified short-term gains:

================================================================================
                                                                   Qualified
Fund                                                            Short-Term Gains
--------------------------------------------------------------------------------
DEFA Fund                                                          $17,022
--------------------------------------------------------------------------------
DEFA High-Yielding Equity Fund                                          --
--------------------------------------------------------------------------------
Europe Total Dividend Fund                                             936
--------------------------------------------------------------------------------
Europe High-Yielding Equity Fund                                        --
--------------------------------------------------------------------------------
Europe SmallCap Dividend Fund                                           --
--------------------------------------------------------------------------------
Japan Total Dividend Fund                                               --
--------------------------------------------------------------------------------
Japan High-Yielding Equity Fund                                         --
--------------------------------------------------------------------------------
Japan SmallCap Dividend Fund                                            --
--------------------------------------------------------------------------------
Pacific ex-Japan Total Dividend Fund                                    --
--------------------------------------------------------------------------------
Pacific ex-Japan High-Yielding Equity Fund                              --
--------------------------------------------------------------------------------
International LargeCap Dividend Fund                                    --
--------------------------------------------------------------------------------
International Dividend Top 100 Fund                                 12,277
--------------------------------------------------------------------------------
International MidCap Dividend Fund                                      --
--------------------------------------------------------------------------------
International SmallCap Dividend Fund                                    --
--------------------------------------------------------------------------------


126  WisdomTree International Dividend Funds

Supplemental Information (unaudited) (concluded)

The Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

================================================================================
                                                   Gross Foreign   Foreign Taxes
Fund                                                   Income          Paid
--------------------------------------------------------------------------------
DEFA Fund                                           $  952,099       $ 46,529
--------------------------------------------------------------------------------
DEFA High-Yielding Equity Fund                       1,653,999         64,054
--------------------------------------------------------------------------------
Europe Total Dividend Fund                             304,977         25,000
--------------------------------------------------------------------------------
Europe High-Yielding Equity Fund                       564,882         27,639
--------------------------------------------------------------------------------
Europe SmallCap Dividend Fund                        1,091,188         73,870
--------------------------------------------------------------------------------
Japan Total Dividend Fund                              399,568         30,086
--------------------------------------------------------------------------------
Japan High-Yielding Equity Fund                        792,407         59,647
--------------------------------------------------------------------------------
Japan SmallCap Dividend Fund                           704,281         53,021
--------------------------------------------------------------------------------
Pacific ex-Japan Total Dividend Fund                   768,384          8,721
--------------------------------------------------------------------------------
Pacific ex-Japan High-Yielding Equity Fund           1,428,290         30,051
--------------------------------------------------------------------------------
International LargeCap Dividend Fund                   761,342         28,375
--------------------------------------------------------------------------------
International Dividend Top 100 Fund                  2,105,517         79,756
--------------------------------------------------------------------------------
International MidCap Dividend Fund                   1,098,591         67,938
--------------------------------------------------------------------------------
International SmallCap Dividend Fund                 2,104,747        112,321
--------------------------------------------------------------------------------



                                    WisdomTree International Dividend Funds  127

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to each Fund's portfolio securities, and information on how the Trust voted proxies during the period ended June 30, 2006, is available without charge, upon request, (i) by calling 1-866-909-WISE; (ii) on the Trust's website at www.wisdomtree.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and are available by calling the Trust at 1-866-909-WISE. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

Information about each Fund's portfolio holdings is available daily at www.wisdomtree.com.


128  WisdomTree International Dividend Funds

                     [This page intentionally left blank.]

The WisdomTree Trust

Investment Adviser
WisdomTree Asset Management, Inc.
48 Wall Street, Suite 1100
New York, NY 10005

Investment Sub-Adviser
BNY Investment Advisors
1633 Broadway
New York, NY 10019

Administrator, Custodian & Transfer Agent
The Bank of New York
101 Barclay Street
New York, NY 10286

Distributor
ALPS Distributors, Inc.
1625 Broadway
Denver, CO 80202

Independent Registered Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

Legal Counsel
Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols:

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund (DTD)

WisdomTree High-Yielding Equity Fund (DHS)

WisdomTree Large Cap Dividend Fund (DLN)

WisdomTree Dividend Top 100 Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)


WisdomTree International Dividend Funds

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA High-Yielding Equity Fund (DTH)

WisdomTree Europe Total Dividend Fund (DEB)

WisdomTree Europe High-Yielding Equity Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Total Dividend Fund (DXJ)

WisdomTree Japan High-Yielding Equity Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Pacific ex-Japan Total Dividend Fund (DND)

WisdomTree Pacific ex-Japan High-Yielding Equity Fund (DNH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend Top 100 Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)


WisdomTree International Dividend Sector Funds

WisdomTree International Basic Material Sector Fund (DBN)

WisdomTree International Communications Sector Fund (DGG)

WisdomTree International Consumer Cyclical Sector Fund (DPC)

WisdomTree International Consumer Non-Cyclical Sector Fund (DPN)

WisdomTree International Energy Sector Fund (DKA)

WisdomTree International Financial Sector Fund (DRF)

WisdomTree International Health Care Sector Fund (DBR)

WisdomTree International Industrial Sector Fund (DDI)

WisdomTree International Technology Sector Fund (DBT)

WisdomTree International Utilities Sector Fund (DBU)


WisdomTree Domestic Earnings Funds

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree Earnings Top 100 Fund (EEZ)

WisdomTree Low P/E Fund (EZY)

The WisdomTree Funds are exchange traded funds ("ETFs") registered with the United States Securities and Exchange Commission ("SEC") as series of WisdomTree Trust ("Trust"). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the WisdomTree Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds' distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, or delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the funds carefully before investing. A prospectus, containing this and other information, is available at wisdomtree.com, or by calling 1-866-909-WISE
(9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you can not invest directly in an index.

In addition to the normal risks associated with investing, foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Funds focusing on a single country, sector, and/or funds that emphasize investments in smaller companies may experience greater price volatility. Transactions in fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the funds only in large amounts of 50,000 shares or more.

This is not part of the Annual Report.

[LOGO] WISDOMTREE(SM)

48 Wall Street, Suite 1100
New York, NY 10005
1.866.900.WISE (9473)
www.wisdomtree.com

WisdomTree International Dividend ETFs

WisdomTree DEFA Fund

WisdomTree DEFA High-Yielding Equity Fund

WisdomTree Europe Total Dividend Fund

WisdomTree Europe High-Yielding Equity Fund

WisdomTree Europe SmallCap Dividend Fund

WisdomTree Japan Total Dividend Fund

WisdomTree Japan High-Yielding Equity Fund

WisdomTree Japan SmallCap Dividend Fund

WisdomTree Pacific ex-Japan Total Dividend Fund

WisdomTree Pacific ex-Japan High-Yielding Equity Fund

WisdomTree International LargeCap Dividend Fund

WisdomTree International Dividend Top 100(SM)Fund

WisdomTree International MidCap Dividend Fund

WisdomTree International SmallCap Dividend Fund

This report when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current Fund Prospectus.

WisdomTree Fund shares are distributed by ALPS Distributors, Inc.

[LOGO] WISDOMTREE

--------------------------------------------------------------------------------

WisdomTree Trust
International Dividend Sector Funds

WisdomTree International Basic Materials Sector Fund

WisdomTree International Communications Sector Fund

WisdomTree International Consumer Cyclical Sector Fund

WisdomTree International Consumer Non-Cyclical Sector Fund

WisdomTree International Energy Sector Fund

WisdomTree International Financial Sector Fund

WisdomTree International Health Care Sector Fund

WisdomTree International Industrial Sector Fund

WisdomTree International Technology Sector Fund

WisdomTree International Utilities Sector Fund

Annual Report

For the period October 13, 2006 (commencement of investment operations) through March 31, 2007

Table of Contents

--------------------------------------------------------------------------------

      Letter to Shareholders ..............................................    1

      Management's Discussion of Funds' Performance .......................    2

      Performance Summaries ...............................................    4

      Shareholder Expense Examples ........................................   24

      Schedules of Investments

        WisdomTree International Basic Materials Sector Fund ..............   26

        WisdomTree International Communications Sector Fund ...............   28

        WisdomTree International Consumer Cyclical Sector Fund ............   30

        WisdomTree International Consumer Non-Cyclical Sector Fund ........   34

        WisdomTree International Energy Sector Fund .......................   38

        WisdomTree International Financial Sector Fund ....................   39

        WisdomTree International Health Care Sector Fund ..................   43

        WisdomTree International Industrial Sector Fund ...................   45

        WisdomTree International Technology Sector Fund ...................   50

        WisdomTree International Utilities Sector Fund ....................   52

      Statements of Assets and Liabilities ................................   53

      Statements of Operations ............................................   55

      Statements of Changes in Net Assets .................................   57

      Financial Highlights ................................................   59

      Notes to the Financial Statements ...................................   64

      Report of Independent Registered Public Accounting Firm .............   70

      Approval of Investment Advisory and Sub-Advisory Agreement
        (unaudited) .......................................................   71

      Frequency Distribution of Discounts & Premiums (unaudited) ..........   72

      Trustees and Officers Information (unaudited) .......................   74

      Supplemental Information (unaudited) ................................   76

      General Information (unaudited) .....................................   77

"WisdomTree", "WisdomTree Investments" and "Dividend Top 100" are service marks of WisdomTree Investments, Inc. and are licensed for use by the Trust.

                      [This page intentionally left blank.]

Letter to Shareholders

Dear Shareholders:

It is a pleasure to report to you highlights for the funds of the WisdomTree Trust for the fiscal year ended March 31, 2007. The Trust's initial year of operations was marked by several milestones and industry firsts.

In less than a year, WisdomTree launched 36 exchange traded funds (ETFs) and quickly established itself as a market leader, with the broadest menu of fundamentally weighted ETFs issued in the U.S. WisdomTree believes that fundamentally weighted index funds, where initial index weights are anchored to a measure of fundamental value, such as earnings or dividends, have the potential to overcome what WisdomTree believes is an inherent flaw of market capitalization-weighted index funds: their tendency to overweight overvalued stocks, overvalued sectors and overvalued regions of the world. The historic launch of 20 ETFs on a single day in June of 2006 was a testament to WisdomTree's conviction in this idea. The June listing gave U.S. investors the opportunity, for the first time, to invest in dividend-weighted portfolios throughout the developed world. WisdomTree's international small cap and international high-yielding offerings were the first of their kind. In October of 2006, WisdomTree pioneered another industry first by launching ten pure international sector ETFs. These are derived from the WisdomTree DEFA Index, which measures the performance of dividend-paying companies in the developed world outside the U.S. and Canada. In February of 2007, WisdomTree unveiled six new domestic earnings-based ETFs to complement its existing domestic dividend family. Although weighting indexes by fundamental factors is not a new concept, it was commercialized nearly two decades ago, WisdomTree's application of the idea in the ETF format broke new ground. By March 31, 2007, assets under management in the WisdomTree Trust stood at approximately $3 billion, up from $1.5 billion at the end of 2006. Moreover, in the first quarter of 2007, WisdomTree took in approximately 13% of the net inflows into the U.S. ETF industry, according to an April 2007 Morgan Stanley report.

Just as our products have found quick acceptance in the market, WisdomTree's unique perspective is also changing the way advisors, fiduciaries and self-directed investors view indexing. WisdomTree is engaged in a pivotal debate that could redefine the direction of equity index investing, a debate which pivots on a key question: do fundamentally weighted index funds better serve investors than market capitalization-weighted index funds? In the years to come, fund performance data included in these reports will provide some of the real-time results necessary to help resolve this debate.

In the interim, WisdomTree is committed to leading the fundamentally weighted index category, giving equity investors a fundamental choice in every major region where they currently use a market capitalization-weighted index fund. We have resolved to do so through competitively priced ETFs designed to provide the transparency, liquidity and tax advantages that have made exchange traded funds so popular.

Although launching any new enterprise is never easy, our work has been aided by the conviction that we are serving investors and by the confidence you have shown in us. Thank you for your continued support.

Best Regards,


/s/ Jonathan Steinberg
-------------------------------------
Jonathan Steinberg
President, WisdomTree Trust
CEO, WisdomTree Asset Management, Inc.

The sources, opinions and forecasts expressed are as of March 31, 2007 and may not actually come to pass. This information is subject to change at any time based on market and other conditions and should not be construed as a recommendation of any specific security.


                              WisdomTree International Dividend Sector Funds   1

Management's Discussion of Funds' Performance

The 10 international sector ETFs introduced by the WisdomTree Trust give investors alternatives to market capitalization-weighted index funds in major economic sectors of the industrialized world outside of the U.S. equity market. All of the WisdomTree international sector ETFs track specific indexes that are derived from the WisdomTree Dividend Index of Europe, Far East Asia and Australasia (WisdomTree DEFA). The WisdomTree DEFA Index measures the performance of dividend-paying companies in developed countries outside of the United States and Canada. Unlike ETFs that track traditional market capitalization-weighted indexes, WisdomTree's international sector ETFs are designed to track indexes that are weighted based on the dividends that companies pay. For ease of comparison, this report provides index performance data on each ETF's underlying WisdomTree Index and a comparable benchmark index.

Solid economic growth, low inflation, strong profit gains, combined with high levels of merger and acquisition activity and abundant liquidity, fueled financial markets around the globe in the fiscal year that ended March 31, 2007. Since the inception of the WisdomTree international sector Funds in October 2006, Europe has sustained surprisingly healthy growth, with Germany leading the way. Japan also showed renewed vigor, breaking out of a prolonged period of sub-par economic performance. Economic growth in many regions accelerated even as the pace of expansion in the U.S. slowed. As a result, inflows into internationally-based funds have continued to grow as U.S. investors looked for increased exposure to overseas markets. Moreover, continued weakness in the dollar has reinforced the appeal of investing abroad among dollar-based investors.

WisdomTree's international sector ETFs benefited from this environment, with eight of the ten WisdomTree international sector Funds generating solid, double-digit returns since their inception on October 13, 2006. Six of the ten WisdomTree international sector Funds outperformed the MSCI EAFE Index*, which generated a total return of 13.20% from October 13, 2006 to March 31, 2007. The performance of WisdomTree's international sector ETFs was aided by appreciation in the British pound, the Australian dollar and the euro, all of which increased in value relative to the U.S. dollar for the period that ended March 31, 2007.

The WisdomTree International Basic Materials Sector Fund (DBN) generated the highest return of any of WisdomTree's international sector Funds for the period that ended March 31, 2007. DBN returned 25.81% from inception of the Fund through March 31, 2007. The lowest return was recorded by the WisdomTree International Technology Sector Fund (DBT), which gained just 4.51% for the period that ended March 31, 2007.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results.

Fund returns are shown at NAV. Please see Performance Summaries on the subsequent pages for more complete performance information.


2   WisdomTree International Dividend Sector Funds

Management's Discussion of Funds' Performance (concluded)

Fund performance assumes reinvestment of dividends and capital gain distributions. An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses. In comparison, the Funds' performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month end performance information visit www.wisdomtree.com.

The MSCI EAFE Index is a market capitalization-weighted index composed of companies representative of the developed market structure of 21 developed countries in Europe, Australasia and Japan. Performance information for the MSCI indexes assumes the reinvestment of net dividends and excludes management fees, transaction costs and expenses. You cannot invest directly in an index.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI's express written consent.

* Performance information for the MSCI EAFE Index assumes the reinvestment of net dividends and excludes management fees, transaction costs and expenses. You cannot invest directly in an index.


                              WisdomTree International Dividend Sector Funds   3

Performance Summary

WisdomTree International Basic Materials Sector Fund

WisdomTree International Basic Materials Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Basic Materials Sector Index.

The WisdomTree International Basic Materials Sector Fund (DBN) returned 25.81% at NAV, since its inception on 10/13/2006 (for more complete performance information, please see below). Germany contributed most significantly to this performance; companies from this country comprised on average 16.31% of the Fund and returned 34.78% over the period. BASF AG was the top contributor to performance for the period. Denmark was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions.

Performance as of 3/31/07

=================================================================================
                                        Cumulative Total Return
---------------------------------------------------------------------------------
                                                         WisdomTree
                                                       International
                                                      Basic Materials   MSCI EAFE
                     Net Asset Value   Market Price     Sector Index      Index
---------------------------------------------------------------------------------
Since Inception(1)        25.81%          26.64%          26.61%         13.20%
--------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the NYSE, October 13, 2006.

Comparison of Change in Value of a $10,000 Investment

Based on Net Asset Value as of 3/31/07

   [The following table was depicted as a line chart in the printed material.]

               WisdomTree International
   Date      Basic Materials Sector Fund   MSCI EAFE Index
----------------------------------------------------------
10/13/2006               $10,000                $10,000
10/31/2006               $10,467                $10,239
11/30/2006               $10,738                $10,545
12/31/2006               $11,233                $10,876
 1/31/2007               $11,308                $10,950
 2/28/2007               $11,681                $11,038
 3/31/2007               $12,581                $11,320


Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

4   WisdomTree International Dividend Sector Funds

Performance Summary (concluded)

WisdomTree International Basic Materials Sector Fund

Top Ten Holdings(2) as of 3/31/07
================================================================================
                                                              Market    % of Net
Description                                         Shares     Value     Assets
--------------------------------------------------------------------------------
Anglo American PLC                                  10,604   $556,766     8.7%
--------------------------------------------------------------------------------
BASF AG                                              4,288    481,068     7.5%
--------------------------------------------------------------------------------
BHP Billiton Ltd.                                   19,748    476,847     7.4%
--------------------------------------------------------------------------------
Bayer AG                                             5,538    352,672     5.5%
--------------------------------------------------------------------------------
Rio Tinto PLC                                        5,156    293,470     4.6%
--------------------------------------------------------------------------------
BHP Billiton PLC                                    12,331    274,020     4.3%
--------------------------------------------------------------------------------
Air Liquide                                          1,049    254,839     4.0%
--------------------------------------------------------------------------------
ThyssenKrupp AG                                      3,745    184,651     2.9%
--------------------------------------------------------------------------------
Akzo Nobel N.V.                                      2,178    164,822     2.6%
--------------------------------------------------------------------------------
UPM-Kymmene Corp.                                    6,350    161,196     2.5%
--------------------------------------------------------------------------------
(2) The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

Industry Breakdown

% of the Fund's Net Assets as of 3/31/07+

   [The following table was depicted as a pie chart in the printed material.]
--------------------------------------------------------------------------------
Mining                                                                     35.2%
Chemicals                                                                  34.4%
Iron/Steel                                                                 19.5%
Forest Products & Paper                                                     9.9%
Other                                                                       1.0%
--------------------------------------------------------------------------------
+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.


                              WisdomTree International Dividend Sector Funds   5

Performance Summary

WisdomTree International Communications Sector Fund

WisdomTree International Communications Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Communications Sector Index.

The WisdomTree International Communications Sector Fund (DGG) returned 14.87% at NAV, since its inception on 10/13/2006 (for more complete performance information, please see below). The United Kingdom contributed most significantly to this performance; companies from this country comprised on average 21.51% of the Fund and returned 15.11% over the period. Telstra Corp. was the top contributor to performance for the period. Italy was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions.

Performance as of 3/31/07
================================================================================
                                             Cumulative Total Return
--------------------------------------------------------------------------------
                                                        WisdomTree
                                                       International
                                                      Communications   MSCI EAFE
                     Net Asset Value   Market Price    Sector Index      Index
--------------------------------------------------------------------------------
Since Inception(1)        14.87%          14.71%          16.08%        13.20%
--------------------------------------------------------------------------------
(1) Total returns are calculated based on the commencement of trading on the NYSE, October 13, 2006.

Comparison of Change in Value of a $10,000 Investment

Based on Net Asset Value as of 3/31/07

   [The following table was depicted as a line chart in the printed material.]

              WisdomTree International
   Date      Communications Sector Fund   MSCI EAFE Index
---------------------------------------------------------
10/13/2006           $10,000                 $10,000
10/31/2006           $10,591                 $10,239
11/30/2006           $10,914                 $10,545
12/31/2006           $11,333                 $10,876
 1/31/2007           $11,487                 $10,950
 2/28/2007           $11,467                 $11,038
 3/31/2007           $11,487                 $11,320


Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

6   WisdomTree International Dividend Sector Funds

Performance Summary (concluded)

WisdomTree International Communications Sector Fund

Top Ten Holdings(2) as of 3/31/07
================================================================================
                                                             Market     % of Net
Description                                       Shares      Value      Assets
--------------------------------------------------------------------------------
Vodafone Group PLC                               836,130   $2,222,123     9.6%
--------------------------------------------------------------------------------
France Telecom S.A.                               82,174    2,162,560     9.3%
--------------------------------------------------------------------------------
Deutsche Telekom AG                               96,807    1,595,345     6.9%
--------------------------------------------------------------------------------
China Mobile Ltd.                                168,000    1,527,517     6.6%
--------------------------------------------------------------------------------
Telefonica, S.A.                                  66,515    1,460,934     6.3%
--------------------------------------------------------------------------------
Telstra Corp. Ltd.                               295,371    1,111,948     4.8%
--------------------------------------------------------------------------------
BT Group PLC                                     178,549    1,063,723     4.6%
--------------------------------------------------------------------------------
Telecom Italia SpA                               345,739      982,592     4.2%
--------------------------------------------------------------------------------
Vivendi                                           21,955      889,036     3.8%
--------------------------------------------------------------------------------
Nokia Oyj                                         36,631      840,158     3.6%
--------------------------------------------------------------------------------
(2) The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

Industry Breakdown

% of the Fund's Net Assets as of 3/31/07+

   [The following table was depicted as a pie chart in the printed material.]
--------------------------------------------------------------------------------
Telecommunications                                                         79.2%
Media                                                                      18.5%
Advertising                                                                 1.7%
Internet                                                                    0.4%
Other                                                                       0.2%
--------------------------------------------------------------------------------
+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.


                              WisdomTree International Dividend Sector Funds   7

Performance Summary

WisdomTree International Consumer Cyclical Sector Fund

WisdomTree International Consumer Cyclical Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Consumer Cyclical Sector Index.

The WisdomTree International Consumer Cyclical Sector Fund (DPC) returned 20.63% at NAV, since its inception on 10/13/2006 (for more complete performance information, please see below). Germany contributed most significantly to this performance; companies from this country comprised on average 13.06% of the Fund and returned 42.78% over the period. DaimlerChrysler AG was the top contributor to performance for the period. Denmark was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions.

Performance as of 3/31/07

===================================================================================
                                        Cumulative Total Return
-----------------------------------------------------------------------------------
                                                          WisdomTree
                                                        International
                                                      Consumer Cyclical   MSCI EAFE
                     Net Asset Value   Market Price      Sector Index       Index
-----------------------------------------------------------------------------------
Since Inception(1)        20.63%          20.31%            19.50%         13.20%
-----------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the NYSE, October 13, 2006.

Comparison of Change in Value of a $10,000 Investment

Based on Net Asset Value as of 3/31/07

   [The following table was depicted as a line chart in the printed material.]

                WisdomTree International
   Date      Consumer Cyclical Sector Fund   MSCI EAFE Index
------------------------------------------------------------
10/13/2006             $10,000               $10,000
10/31/2006             $10,400               $10,239
11/30/2006             $10,768               $10,545
12/31/2006             $11,223               $10,876
 1/31/2007             $11,334               $10,950
 2/28/2007             $11,544               $11,038
 3/31/2007             $12,063               $11,320


Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annual ized. Index returns do not reflect expenses paid by the Fund.

8   WisdomTree International Dividend Sector Funds

Performance Summary (concluded)

WisdomTree International Consumer Cyclical Sector Fund

Top Ten Holdings(2) as of 3/31/07
================================================================================
                                                                        % of Net
Description                                         Shares     Value     Assets
--------------------------------------------------------------------------------
DaimlerChrysler AG                                   6,055   $494,892     8.1%
--------------------------------------------------------------------------------
Toyota Motor Corp.                                   7,100    453,991     7.5%
--------------------------------------------------------------------------------
H&M Hennes & Mauritz AB Class B                      4,200    240,647     4.0%
--------------------------------------------------------------------------------
Renault S.A.                                         1,662    193,693     3.2%
--------------------------------------------------------------------------------
Alliance Boots PLC                                   7,350    147,979     2.4%
--------------------------------------------------------------------------------
Volkswagen AG                                          950    142,267     2.3%
--------------------------------------------------------------------------------
Nissan Motor Co., Ltd.                              13,300    142,265     2.3%
--------------------------------------------------------------------------------
Coles Group Ltd.                                     9,374    123,058     2.0%
--------------------------------------------------------------------------------
Compass Group PLC                                   18,347    122,348     2.0%
--------------------------------------------------------------------------------
Qantas Airways Ltd.                                 27,815    117,970     1.9%
--------------------------------------------------------------------------------
(2) The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

Industry Breakdown

% of the Fund's Net Assets as of 3/31/07+

   [The following table was depicted as a pie chart in the printed material.]
--------------------------------------------------------------------------------
Auto Manufacturers                                                         31.4%
Retail                                                                     25.6%
Airlines                                                                    6.5%
Auto Parts & Equipment                                                      6.5%
Distribution/Wholesale                                                      6.3%
Home Furnishings                                                            3.8%
Home Builders                                                               3.7%
Entertainment                                                               3.5%
Lodging                                                                     3.1%
Food Service                                                                2.9%
Other                                                                       6.7%
--------------------------------------------------------------------------------
+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.


                              WisdomTree International Dividend Sector Funds   9

Performance Summary

WisdomTree International Consumer Non-Cyclical Sector Fund

WisdomTree International Consumer Non-Cyclical Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Consumer Non-Cyclical Sector Index.

The WisdomTree International Consumer Non-Cyclical Sector Fund (DPN) returned 13.49% at NAV, since its inception on 10/13/2006 (for more complete performance information, please see below). United Kingdom contributed most significantly to this performance; companies from this country comprised on average 41.57% of the Fund and returned 13.50% over the period. Nestle S.A. was the top contributor to performance for the period. Hong Kong was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions.

Performance as of 3/31/07
================================================================================
                                                 Cumulative Total Return
--------------------------------------------------------------------------------
                                                       WisdomTree
                                                      International
                                                        Consumer
                                Net Asset   Market    Non-Cyclical    MSCI EAFE
                                  Value      Price    Sector Index      Index
--------------------------------------------------------------------------------
Since Inception(1)                 13.49%     13.80%    12.41%           13.20%
--------------------------------------------------------------------------------
(1) Total returns are calculated based on the commencement of trading on the NYSE, October 13, 2006.

Comparison of Change in Value of a $10,000 Investment

Based on Net Asset Value as of 3/31/07

   [The following table was depicted as a line chart in the printed material.]

                 WisdomTree International
   Date      Consumer Non-Cyclical Sector Fund   MSCI EAFE Index
----------------------------------------------------------------
10/13/2006               $10,000                   $10,000
10/31/2006               $10,173                   $10,239
11/30/2006               $10,522                   $10,545
12/31/2006               $10,714                   $10,876
 1/31/2007               $10,782                   $10,950
 2/28/2007               $10,935                   $11,038
 3/31/2007               $11,349                   $11,320


Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

10   WisdomTree International Dividend Sector Funds

Performance Summary (concluded)

WisdomTree International Consumer Non-Cyclical Sector Fund

Top Ten Holdings(2) as of 3/31/07
================================================================================
Description                              Shares   Market Value   % of Net Assets
--------------------------------------------------------------------------------
GlaxoSmithKline PLC                      70,661    $1,936,115          8.6%
--------------------------------------------------------------------------------
Nestle S.A.                               3,786     1,467,663          6.5%
--------------------------------------------------------------------------------
Novartis AG                              17,288       987,036          4.4%
--------------------------------------------------------------------------------
Sanofi-Aventis                           11,058       958,263          4.2%
--------------------------------------------------------------------------------
British American Tobacco PLC             30,450       949,000          4.2%
--------------------------------------------------------------------------------
AstraZeneca PLC                          16,165       866,821          3.8%
--------------------------------------------------------------------------------
Diageo PLC                               40,435       816,466          3.6%
--------------------------------------------------------------------------------
Tesco PLC                                79,349       691,391          3.1%
--------------------------------------------------------------------------------
Unilever N.V.                            22,282       646,603          2.9%
--------------------------------------------------------------------------------
Roche Holding AG                          3,417       601,782          2.7%
--------------------------------------------------------------------------------
(2) The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

Industry Breakdown

% of the Fund's Net Assets as of 3/31/07+

   [The following table was depicted as a pie chart in the printed material.]
--------------------------------------------------------------------------------
Food                                                                       30.9%
Pharmaceuticals                                                            29.1%
Beverages                                                                  10.9%
Agriculture                                                                 9.1%
Commercial Services                                                         8.8%
Cosmetics/Personal Care                                                     4.4%
Healthcare-Services                                                         3.2%
Household Products/Wares                                                    2.0%
Other                                                                       1.6%
--------------------------------------------------------------------------------
+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.


                             WisdomTree International Dividend Sector Funds   11

Performance Summary

WisdomTree International Energy Sector Fund

WisdomTree International Energy Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Energy Sector Index.

The WisdomTree International Energy Sector Funds (DKA) returned 12.36% at NAV, since its inception on 10/13/2006 (for more complete performance information, please see below). Norway contributed most significantly to this performance; companies from this country comprised on average 8.87% of the Fund and returned 30.12% over the period. Norsk Hydro ASA was the top contributor to performance for the period. Singapore was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions.

Performance as of 3/31/07
================================================================================
                                                 Cumulative Total Return
--------------------------------------------------------------------------------
                                                        WisdomTree
                                                      International
                                                         Energy
                                 Net Asset   Market       Sector      MSCI EAFE
                                   Value      Price       Index         Index
--------------------------------------------------------------------------------
Since Inception(1)                 12.36%    12.15%       13.17%        13.20%
--------------------------------------------------------------------------------
(1) Total returns are calculated based on the commencement of trading on the NYSE, October 13, 2006.

Comparison of Change in Value of a $10,000 Investment

Based on Net Asset Value as of 3/31/07

   [The following table was depicted as a line chart in the printed material.]

             WisdomTree International
   Date         Energy Sector Fund     MSCI EAFE Index
------------------------------------------------------
10/13/2006          $10,000              $10,000
10/31/2006          $10,369              $10,239
11/30/2006          $10,825              $10,545
12/31/2006          $10,952              $10,876
 1/31/2007          $10,539              $10,950
 2/28/2007          $10,571              $11,038
 3/31/2007          $11,236              $11,320


Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

12   WisdomTree International Dividend Sector Funds

Performance Summary (concluded)

WisdomTree International Energy Sector Fund

Top Ten Holdings(2) as of 3/31/07
================================================================================
Description                              Shares   Market Value   % of Net Assets
--------------------------------------------------------------------------------
Eni SpA                                  61,951     $2,008,874         8.8%
--------------------------------------------------------------------------------
TOTAL S.A.                               27,875      1,946,200         8.5%
--------------------------------------------------------------------------------
BP PLC                                  176,172      1,907,354         8.4%
--------------------------------------------------------------------------------
Royal Dutch Shell PLC Class A            48,318      1,601,532         7.0%
--------------------------------------------------------------------------------
Royal Dutch Shell PLC Class B            42,646      1,414,415         6.2%
--------------------------------------------------------------------------------
Norsk Hydro ASA                          34,600      1,142,166         5.0%
--------------------------------------------------------------------------------
Repsol YPF, S.A.                         28,890        970,653         4.3%
--------------------------------------------------------------------------------
Statoil ASA                              35,400        959,798         4.2%
--------------------------------------------------------------------------------
Origin Energy Ltd.                      129,808        944,838         4.1%
--------------------------------------------------------------------------------
Cia Espanola de Petroleos S.A.            9,758        838,463         3.7%
--------------------------------------------------------------------------------
(2) The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

Industry Breakdown

% of the Fund's Net Assets as of 3/31/07+

   [The following table was depicted as a pie chart in the printed material.]
--------------------------------------------------------------------------------
Oil & Gas                                                                  90.9%
Oil & Gas Services                                                          8.0%
Coal                                                                        0.5%
Other                                                                       0.6%
--------------------------------------------------------------------------------
+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.


                             WisdomTree International Dividend Sector Funds   13

Performance Summary

WisdomTree International Financial Sector Fund

WisdomTree International Financial Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Financial Sector Index.

The WisdomTree International Financial Sector Fund (DRF) returned 10.32% at NAV, since its inception on 10/13/2006 (for more complete performance information, please see below). Australia contributed most significantly to this performance; companies from this country comprised on average 11.80% of the Fund and returned 20.03% over the period. ABN AMRO Holdings N.V. was the top contributor to performance for the period. New Zealand was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions.

Performance as of 3/31/07
================================================================================
                                         Cumulative Total Return
--------------------------------------------------------------------------------
                                                        WisdomTree
                                                       International
                                                         Financial     MSCI EAFE
                      Net Asset Value   Market Price   Sector Index      Index
--------------------------------------------------------------------------------
Since Inception(1)         10.32%          10.84%          10.96%        13.20%
--------------------------------------------------------------------------------
(1) Total returns are calculated based on the commencement of trading on the NYSE, October 13, 2006.

Comparison of Change in Value of a $10,000 Investment

Based on Net Asset Value as of 3/31/07

   [The following table was depicted as a line chart in the printed material.]

             WisdomTree International
   Date        Financial Sector Fund    MSCI EAFE Index
-------------------------------------------------------
10/13/2006          $10,000               $10,000
10/31/2006          $10,130               $10,239
11/30/2006          $10,371               $10,545
12/31/2006          $10,779               $10,876
 1/31/2007          $10,870               $10,950
 2/28/2007          $10,791               $11,038
 3/31/2007          $11,032               $11,320


Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

14   WisdomTree International Dividend Sector Funds

Performance Summary (concluded)

WisdomTree International Financial Sector Fund

Top Ten Holdings(2) as of 3/31/07
================================================================================
Description                              Shares   Market Value   % of Net Assets
--------------------------------------------------------------------------------
HSBC Holdings PLC                        82,765    $1,443,935          6.5%
--------------------------------------------------------------------------------
Lloyds TSB Group PLC                     71,172       781,722          3.5%
--------------------------------------------------------------------------------
Royal Bank of Scotland Group (The) PLC   19,847       772,310          3.5%
--------------------------------------------------------------------------------
Barclays PLC                             49,143       694,947          3.1%
--------------------------------------------------------------------------------
Banco Santander Central Hispano S.A.     38,070       677,043          3.0%
--------------------------------------------------------------------------------
ABN AMRO Holding N.V.                    13,892       595,823          2.7%
--------------------------------------------------------------------------------
AXA S.A.                                 13,920       588,129          2.6%
--------------------------------------------------------------------------------
ING Groep N.V.                           13,109       552,293          2.5%
--------------------------------------------------------------------------------
HBOS PLC                                 26,781       549,957          2.5%
--------------------------------------------------------------------------------
Commonwealth Bank of Australia           13,281       539,242          2.4%
--------------------------------------------------------------------------------
(2) The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

Industry Breakdown

% of the Fund's Net Assets as of 3/31/07+

   [The following table was depicted as a pie chart in the printed material.]
--------------------------------------------------------------------------------
Banks                                                                      69.0%
Insurance                                                                  17.9%
Diversified Financial Services                                              9.1%
Real Estate                                                                 3.1%
Other                                                                       0.9%
--------------------------------------------------------------------------------
+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.


                             WisdomTree International Dividend Sector Funds   15

Performance Summary

WisdomTree International Health Care Sector Fund

WisdomTree International Health Care Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Health Care Sector Index.

The WisdomTree International Health Care Sector Fund (DBR) returned 8.03% at NAV, since its inception on 10/13/2006 (for more complete performance information, please see below). Germany contributed most significantly to this performance; companies from this country comprised on average 8.80% of the Fund and returned 23.62% over the period. CSL Ltd. was the top contributor to performance for the period. Belgium was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions.

Performance as of 3/31/07
================================================================================
                                            Cumulative Total Return
--------------------------------------------------------------------------------
                                                       WisdomTree
                                                      International
                                                       Health Care    MSCI EAFE
                     Net Asset Value   Market Price   Sector Index      Index
--------------------------------------------------------------------------------
Since Inception(1)        8.03%           8.06%           8.50%         13.20%
--------------------------------------------------------------------------------
(1) Total returns are calculated based on the commencement of trading on the NYSE, October 13, 2006.

Comparison of Change in Value of a $10,000 Investment

Based on Net Asset Value as of 3/31/07

   [The following table was depicted as a line chart in the printed material.]

              WisdomTree International
   Date       Health Care Sector Fund   MSCI EAFE Index
-------------------------------------------------------
10/13/2006           $10,000              $10,000
10/31/2006           $10,152              $10,239
11/30/2006           $10,357              $10,545
12/31/2006           $10,551              $10,876
 1/31/2007           $10,591              $10,950
 2/28/2007           $10,643              $11,038
 3/31/2007           $10,803              $11,320


Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

16   WisdomTree International Dividend Sector Funds

Performance Summary (concluded)

WisdomTree International Health Care Sector Fund

Top Ten Holdings(2) as of 3/31/07
================================================================================
Description                              Shares   Market Value   % of Net Assets
--------------------------------------------------------------------------------
GlaxoSmithKline PLC                      77,690    $2,128,709          9.9%
--------------------------------------------------------------------------------
Novartis AG                              26,908     1,536,278          7.1%
--------------------------------------------------------------------------------
Sanofi-Aventis                           17,622     1,527,085          7.1%
--------------------------------------------------------------------------------
AstraZeneca PLC                          25,802     1,383,588          6.4%
--------------------------------------------------------------------------------
Roche Holding  AG                         7,800     1,373,689          6.4%
--------------------------------------------------------------------------------
Takeda Pharmaceutical Co., Ltd.          12,800       837,976          3.9%
--------------------------------------------------------------------------------
Novo-Nordisk A/S Class B                  6,400       581,964          2.7%
--------------------------------------------------------------------------------
CSL Ltd.                                  6,650       442,508          2.1%
--------------------------------------------------------------------------------
Astellas Pharma, Inc.                     9,200       395,816          1.8%
--------------------------------------------------------------------------------
ALTANA AG                                 5,762       372,920          1.7%
--------------------------------------------------------------------------------
(2) The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

Industry Breakdown

% of the Fund's Net Assets as of 3/31/07+

   [The following table was depicted as a pie chart in the printed material.]
--------------------------------------------------------------------------------
Pharmaceuticals                                                            66.5%
Healthcare-Services                                                        26.1%
Biotechnology                                                               4.4%
Chemicals                                                                   1.7%
Telecommunications                                                          0.8%
Other                                                                       0.5%
--------------------------------------------------------------------------------
+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.


                             WisdomTree International Dividend Sector Funds   17

Performance Summary

WisdomTree International Industrial Sector Fund

WisdomTree International Industrial Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Industrial Sector Index.

The WisdomTree International Industrial Sector Fund (DDI) returned 22.75% at NAV, since its inception on 10/13/2006 (for more complete performance information, please see below). France contributed most significantly to this performance; companies from this country comprised on average 16.95% of the Fund and returned 25.95% over the period. Siemens AG was the top contributor to performance for the period. Ireland was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions.

Performance as of 3/31/07
================================================================================
                                        Cumulative Total Return
--------------------------------------------------------------------------------
                                                       WisdomTree
                                                      International
                                                       Industrial     MSCI EAFE
                     Net Asset Value   Market Price   Sector Index      Index
--------------------------------------------------------------------------------
Since Inception(1)        22.75%          22.99%         21.44%         13.20%
--------------------------------------------------------------------------------
(1) Total returns are calculated based on the commencement of trading on the NYSE, October 13, 2006.

Comparison of Change in Value of a $10,000 Investment

Based on Net Asset Value as of 3/31/07

   [The following table was depicted as a line chart in the printed material.]

             WisdomTree International
   Date       Industrial Sector Fund    MSCI EAFE Index
-------------------------------------------------------
10/13/2006           $10,000              $10,000
10/31/2006           $10,252              $10,239
11/30/2006           $10,701              $10,545
12/31/2006           $11,183              $10,876
 1/31/2007           $11,565              $10,950
 2/28/2007           $11,727              $11,038
 3/31/2007           $12,275              $11,320


Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

18   WisdomTree International Dividend Sector Funds

Performance Summary (concluded)

WisdomTree International Industrial Sector Fund

Top Ten Holdings(2) as of 3/31/07
================================================================================
Description                              Shares   Market Value   % of Net Assets
--------------------------------------------------------------------------------
Siemens AG                               10,869    $1,157,751          4.6%
--------------------------------------------------------------------------------
VINCI S.A.                                5,030       776,834          3.1%
--------------------------------------------------------------------------------
Deutsche Post AG                         24,949       752,558          3.0%
--------------------------------------------------------------------------------
AB Volvo Class B                          8,400       703,981          2.8%
--------------------------------------------------------------------------------
Cie de Saint-Gobain S.A.                  6,744       656,868          2.6%
--------------------------------------------------------------------------------
Schneider Electric S.A.                   5,118       647,422          2.6%
--------------------------------------------------------------------------------
Lafarge S.A.                              3,668       574,640          2.3%
--------------------------------------------------------------------------------
Koninklijke Philips Electronics N.V.     14,957       569,226          2.3%
--------------------------------------------------------------------------------
Wesfarmers Ltd.                          18,490       563,877          2.3%
--------------------------------------------------------------------------------
BAE SYSTEMS PLC                          57,080       514,988          2.1%
--------------------------------------------------------------------------------
(2) The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

Industry Breakdown

% of the Fund's Net Assets as of 3/31/07+

   [The following table was depicted as a pie chart in the printed material.]
--------------------------------------------------------------------------------
Engineering & Construction                                                 18.2%
Transportation                                                             15.2%
Building Materials                                                         14.9%
Miscellaneous Manufacturers                                                13.2%
Machinery-Diversified                                                       8.0%
Electronics                                                                 7.0%
Electrical Components & Equipment                                           6.6%
Aerospace/Defense                                                           6.1%
Metal Fabricate/Hardware                                                    3.2%
Hand/Machine Tools                                                          2.4%
Other                                                                       5.2%
--------------------------------------------------------------------------------
+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.


                             WisdomTree International Dividend Sector Funds   19

Performance Summary

WisdomTree International Technology Sector Fund

WisdomTree International Technology Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Technology Sector Index.

The WisdomTree International Technology Sector Fund (DBT) returned 4.51% at NAV, since its inception on 10/13/2006 (for more complete performance information, please see below). France contributed most significantly to this performance; companies from this country comprised on average 12.07% of the Fund and returned 16.89% over the period. Capgemini was the top contributor to performance for the period. Germany was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions.

Performance as of 3/31/07
================================================================================
                                            Cumulative Total Return
--------------------------------------------------------------------------------
                                                       WisdomTree
                                                      International
                                                       Technology      MSCI EAFE
                     Net Asset Value   Market Price   Sector Index       Index
--------------------------------------------------------------------------------
Since Inception(1)           4.51%            4.51%          5.00%        13.20%
-------------------------------------------------------------------------------
(1) Total returns are calculated based on the commencement of trading on the NYSE, October 13, 2006.

Comparison of Change in Value of a $10,000 Investment

Based on Net Asset Value as of 3/31/07

   [The following table was depicted as a line chart in the printed material.]

             WisdomTree International
   Date       Technology Sector Fund    MSCI EAFE Index
-------------------------------------------------------
10/13/2006          $10,000               $10,000
10/31/2006          $10,000               $10,239
11/30/2006          $10,278               $10,545
12/31/2006          $10,602               $10,876
 1/31/2007          $10,204               $10,950
 2/28/2007          $10,327               $11,038
 3/31/2007          $10,451               $11,320


Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

20   WisdomTree International Dividend Sector Funds

Performance Summary (concluded)

WisdomTree International Technology Sector Fund

Top Ten Holdings(2) as of 3/31/07
================================================================================
Description                              Shares   Market Value   % of Net Assets
--------------------------------------------------------------------------------
Canon Inc.                               20,400    $1,093,644            20.8%
--------------------------------------------------------------------------------
SAP AG                                   14,040       623,665            11.9%
--------------------------------------------------------------------------------
STMicroelectronics N.V.                  11,065       212,247             4.0%
--------------------------------------------------------------------------------
Ricoh Co., Ltd.                           9,000       202,371             3.9%
--------------------------------------------------------------------------------
Capgemini                                 2,640       200,275             3.8%
--------------------------------------------------------------------------------
Oracle Corp. Japan                        4,100       196,883             3.8%
--------------------------------------------------------------------------------
LogicaCMG PLC                            48,924       170,804             3.3%
--------------------------------------------------------------------------------
Neopost S.A.                                946       134,742             2.6%
--------------------------------------------------------------------------------
TDK Corp.                                 1,400       121,177             2.3%
--------------------------------------------------------------------------------
Misys PLC                                25,833       120,969             2.3%
--------------------------------------------------------------------------------
(2) The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

Industry Breakdown

% of the Fund's Net Assets as of 3/31/07+

   [The following table was depicted as a pie chart in the printed material.]
--------------------------------------------------------------------------------
Software                                                                   33.2%
Office/Business Equipment                                                  30.4%
Computers                                                                  26.8%
Semiconductors                                                              8.9%
Other                                                                       0.7%
--------------------------------------------------------------------------------
+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.


                             WisdomTree International Dividend Sector Funds   21

Performance Summary

WisdomTree International Utilities Sector Fund

WisdomTree International Utilities Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Utilities Sector Index.

The WisdomTree International Utilities Sector Fund (DBU) returned 19.18% at NAV, since its inception on 10/13/2006 (for more complete performance information, please see below). The United Kingdom contributed most significantly to this performance; companies from this country comprised on average 21.88% of the Fund and returned 20.73% over the period. Enel S.A. was the top contributor to performance for the period. Austria was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions.

Performance as of 3/31/07
================================================================================
                                  Cumulative Total Return
--------------------------------------------------------------------------------
                                                       WisdomTree
                                                      International
                                                        Utilities      MSCI EAFE
                     Net Asset Value   Market Price   Sector Index       Index
--------------------------------------------------------------------------------
Since Inception(1)         19.18%          19.81%       19.62%           13.20%
--------------------------------------------------------------------------------
(1) Total returns are calculated based on the commencement of trading on the NYSE, October 13, 2006.

Comparison of Change in Value of a $10,000 Investment

Based on Net Asset Value as of 3/31/07

   [The following table was depicted as a line chart in the printed material.]

             WisdomTree International
   Date        Utilities Sector Fund    MSCI EAFE Index
-------------------------------------------------------
10/13/2006          $10,000               $10,000
10/31/2006          $10,304               $10,239
11/30/2006          $11,034               $10,545
12/31/2006          $11,401               $10,876
 1/31/2007          $11,397               $10,950
 2/28/2007          $11,429               $11,038
 3/31/2007          $11,918               $11,319


Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

22   WisdomTree International Dividend Sector Funds

Performance Summary (concluded)

WisdomTree International Utilities Sector Fund

Top Ten Holdings(2) as of 3/31/07
================================================================================
Description                              Shares   Market Value   % of Net Assets
--------------------------------------------------------------------------------
Enel SpA                                227,613    $2,426,927          10.2%
--------------------------------------------------------------------------------
Suez S.A.                                39,608     2,081,551           8.8%
--------------------------------------------------------------------------------
E.ON AG                                  15,216     2,061,532           8.7%
--------------------------------------------------------------------------------
National Grid PLC                        93,345     1,460,080           6.1%
--------------------------------------------------------------------------------
Endesa S.A.                              21,848     1,177,279           5.0%
--------------------------------------------------------------------------------
Fortum Oyj                               37,265     1,082,884           4.6%
--------------------------------------------------------------------------------
RWE AG                                   10,038     1,058,144           4.5%
--------------------------------------------------------------------------------
IBERDROLA S.A.                           20,235       953,259           4.0%
--------------------------------------------------------------------------------
Scottish & Southern Energy PLC           26,428       798,770           3.4%
--------------------------------------------------------------------------------
Scottish Power PLC                       49,448       775,879           3.3%
--------------------------------------------------------------------------------
(2) The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

Industry Breakdown

% of the Fund's Net Assets as of 3/31/07+

   [The following table was depicted as a pie chart in the printed material.]
--------------------------------------------------------------------------------
Electric                                                                   79.8%
Gas                                                                        12.0%
Water                                                                       7.7%
Other                                                                       0.5%
--------------------------------------------------------------------------------
+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.


                             WisdomTree International Dividend Sector Funds   23

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. This following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 13, 2006* to March 31, 2007.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period 10/13/06* to 3/31/07" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

*    Commencement of investment operations.


24   WisdomTree International Dividend Sector Funds

Shareholder Expense Examples (unaudited) (concluded)

=====================================================================================================================
                                                                                         Annualized
                                                                                       Expense Ratio    Expenses Paid
                                                                                          Based on       During the
                                                       Beginning          Ending         the Period        Period+
                                                     Account Value    Account Value     10/13/06* to    10/13/06* to
                                                       10/13/06*         3/31/07          03/31/07         3/31/07
---------------------------------------------------------------------------------------------------------------------
WisdomTree International Basic Materials Sector Fund
  Actual                                              $ 1,000.00       $ 1,258.05           0.58%          $ 3.05
  Hypothetical (5% return before expenses)            $ 1,000.00       $ 1,020.59           0.58%          $ 2.73
---------------------------------------------------------------------------------------------------------------------
WisdomTree International Communications Sector Fund
  Actual                                              $ 1,000.00       $ 1,148.73           0.58%          $ 2.90
  Hypothetical (5% return before expenses)            $ 1,000.00       $ 1,020.59           0.58%          $ 2.73
---------------------------------------------------------------------------------------------------------------------
WisdomTree International Consumer Cyclical Sector Fund
  Actual                                              $ 1,000.00       $ 1,206.30           0.58%          $ 2.98
  Hypothetical (5% return before expenses)            $ 1,000.00       $ 1,020.59           0.58%          $ 2.73
---------------------------------------------------------------------------------------------------------------------
WisdomTree International Consumer Non-Cyclical Sector Fund
  Actual                                              $ 1,000.00       $ 1,134.90           0.58%          $ 2.88
  Hypothetical (5% return before expenses)            $ 1,000.00       $ 1,020.59           0.58%          $ 2.73
---------------------------------------------------------------------------------------------------------------------
WisdomTree International Energy Sector Fund
  Actual                                              $ 1,000.00       $ 1,123.62           0.58%          $ 2.87
  Hypothetical (5% return before expenses)            $ 1,000.00       $ 1,020.59           0.58%          $ 2.73
---------------------------------------------------------------------------------------------------------------------
WisdomTree International Financial Sector Fund
  Actual                                              $ 1,000.00       $ 1,103.20           0.58%          $ 2.84
  Hypothetical (5% return before expenses)            $ 1,000.00       $ 1,020.59           0.58%          $ 2.73
---------------------------------------------------------------------------------------------------------------------
WisdomTree International Health Care Sector Fund
  Actual                                              $ 1,000.00       $ 1,080.34           0.58%          $ 2.81
  Hypothetical (5% return before expenses)            $ 1,000.00       $ 1,020.59           0.58%          $ 2.73
---------------------------------------------------------------------------------------------------------------------
WisdomTree International Industrial Sector Fund
  Actual                                              $ 1,000.00       $ 1,227.49           0.58%          $ 3.01
  Hypothetical (5% return before expenses)            $ 1,000.00       $ 1,020.59           0.58%          $ 2.73
---------------------------------------------------------------------------------------------------------------------
WisdomTree International Technology Sector Fund
  Actual                                              $ 1,000.00       $ 1,045.06           0.58%          $ 2.76
  Hypothetical (5% return before expenses)            $ 1,000.00       $ 1,020.59           0.58%          $ 2.73
---------------------------------------------------------------------------------------------------------------------
WisdomTree International Utilities Sector Fund
  Actual                                              $ 1,000.00       $ 1,191.81           0.58%          $ 2.96
  Hypothetical (5% return before expenses)            $ 1,000.00       $ 1,020.59           0.58%          $ 2.73
=====================================================================================================================

*    Commencement of investment operations.

+ Expenses are calculated using each Fund's annualized expense ratio, multiplied by the average account value for the period, multiplied by 170/365 (to reflect the fiscal period).


                             WisdomTree International Dividend Sector Funds   25

Schedule of Investments

WisdomTree International Basic Materials Sector Fund

March 31, 2007

================================================================================
Investments                                               Shares    U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.0%
Australia - 17.3%
Alumina Ltd.                                               12,421   $    73,351
Ausdrill Ltd.                                               1,671         2,700
Auspine Ltd.                                                  526         1,521
BHP Billiton Ltd.                                          19,748       476,847
BlueScope Steel Ltd.                                       15,805       134,065
Consolidated Minerals Ltd.                                  5,602        11,314
Consolidated Rutile Ltd.                                    8,198         4,537
Energy Resources of Australia Ltd.                            944        21,201
Equigold NL                                                 2,262         2,988
Great Southern Plantations Ltd.                             4,449         7,260
Gunns Ltd.                                                  5,696        14,357
Iluka Resources Ltd.                                        2,530        12,038
Independence Group NL                                       1,041         4,180
Jubilee Mines NL                                            2,507        35,483
Kingsgate Consolidated Ltd.                                   462         1,773
Minara Resources Ltd.                                       5,638        33,659
Mincor Resources NL                                         3,402         8,437
Newcrest Mining Ltd.                                          242         4,651
Nufarm Ltd.                                                 1,661        16,639
OneSteel Ltd.                                               7,913        32,985
PaperlinX Ltd.                                              5,909        19,906
Rio Tinto Ltd.                                              2,365       150,571
Smorgon Steel Group Ltd.                                   21,372        35,221
Straits Resources Ltd.                                        822         2,484
Wattyl Ltd.                                                   923         2,468
                                                                    -----------
Total Australia                                                       1,110,636
-------------------------------------------------------------------------------
Austria - 1.2%
BOEHLER-UDDEHOLM AG                                           364        34,887
Voestalpine AG                                                567        40,984
                                                                    -----------
Total Austria                                                            75,871
-------------------------------------------------------------------------------
Belgium - 2.3%
Cumerio                                                       244         7,162
Solvay S.A.                                                   684       104,745
Tessenderlo Chemie N.V.                                       336        16,245
Umicore                                                       116        20,552
                                                                    -----------
Total Belgium                                                           148,704
-------------------------------------------------------------------------------
Denmark - 0.1%
Auriga Industries Class B                                     100         2,894
-------------------------------------------------------------------------------
Finland - 7.2%
Kemira Oyj                                                    880        20,078
M-real Oyj Class B                                          2,150        16,657
Outokumpu Oyj                                               1,237        42,368
Rautaruukki Oyj                                             2,252       104,592
Stora Enso Oyj Class R                                      6,740       116,635
UPM-Kymmene Corp.                                           6,350       161,196
                                                                    -----------
Total Finland                                                           461,526
-------------------------------------------------------------------------------
France - 4.5%
L'Air Liquide S.A.                                          1,049       254,839
Eramet                                                        168        34,916
                                                                    -----------
Total France                                                            289,755
-------------------------------------------------------------------------------
Germany - 16.7%
BASF AG                                                     4,288       481,068
Bayer AG                                                    5,538       352,672
H&R WASAG AG                                                   73         3,382
K+S AG                                                        310        33,978
Salzgitter AG                                                 112        16,298
ThyssenKrupp AG                                             3,745       184,651
                                                                    -----------
Total Germany                                                         1,072,049
-------------------------------------------------------------------------------
Italy - 0.1%
Isagro SpA                                                    139         1,394
Sol SpA                                                       356         2,455
                                                                    -----------
Total Italy                                                               3,849
-------------------------------------------------------------------------------
Japan - 13.3%
ADEKA Corp.                                                   300         3,461
Aica Kogyo Co., Ltd.                                          300         4,101
Air Water, Inc.                                             1,000        12,255
Arisawa Manufacturing Co., Ltd.                               200         2,100
Asahi Kasei Corp.                                           5,000        36,333
Chuetsu Pulp & Paper Co., Ltd.                              1,000         2,160
Daicel Chemical Industries Ltd.                             1,000         6,818
Daido Steel Co., Ltd.                                       1,000         6,479
Daiken Corp.                                                1,000         3,388
Dainippon Ink & Chemicals, Inc.                             2,000         7,927
Denki Kagaku Kogyo K.K.                                     2,000         9,350
DOWA HOLDINGS Co., Ltd.                                     1,000        10,146
Earth Chemical Co., Ltd.                                      100         2,291
Godo Steel Ltd.                                             1,000         5,336
Hitachi Chemical Co., Ltd.                                    400         9,384
Hitachi Metals Ltd.                                         1,000        11,095
Hokuetsu Paper Mills Ltd.                                   1,000         5,132
JFE Holdings, Inc.                                          1,500        88,545
JSR Corp.                                                     400         9,214
Kaneka Corp.                                                1,000         9,519
Kansai Paint Co., Ltd.                                      1,000         8,528
Kobe Steel Ltd.                                             7,000        28,160
Lintec Corp.                                                  100         1,969
Mitsubishi Gas Chemical Co., Inc.                           1,000         9,570
Mitsubishi Materials Corp.                                  2,000         9,469
Mitsui Chemicals, Inc.                                      2,000        17,447
Mitsui Mining & Smelting Co., Ltd.                          1,000         5,480
Nakayama Steel Works Ltd.                                   1,000         3,845
Nippon Denko Co., Ltd.                                      1,000         4,506
Nippon Kayaku Co., Ltd.                                     1,000         8,241
Nippon Light Metal Co., Ltd.                                2,000         5,657
Nippon Metal Industry Co., Ltd.                             1,000         4,531

                       See Notes to Financial Statements.


26   WisdomTree International Dividend Sector Funds

Schedule of Investments (concluded)

WisdomTree International Basic Materials Sector Fund

March 31, 2007

================================================================================
Investments                                                Shares   U.S. $ Value
--------------------------------------------------------------------------------
Nippon Paint Co., Ltd.                                      1,000   $     5,615
Nippon Steel Corp.                                         22,000       154,275
Nisshin Steel Co., Ltd.                                     4,000        17,209
Nitto Denko Corp.                                             300        14,050
NOF Corp.                                                   1,000         5,098
OJI Paper Co., Ltd.                                         5,000        26,466
Pacific Metals Co., Ltd.                                    1,000        13,932
Rengo Co., Ltd.                                             1,000         5,666
Shin-Etsu Chemical Co., Ltd.                                  500        30,447
Showa Denko K.K.                                            2,000         7,504
ST Corp.                                                      100         1,320
Sumitomo Bakelite Co., Ltd.                                 1,000         7,216
Sumitomo Chemical Co., Ltd.                                 3,000        22,613
Sumitomo Light Metal Industries Ltd.                        1,000         2,465
Sumitomo Metal Industries Ltd.                             19,000        97,997
Sumitomo Metal Mining Co., Ltd.                             1,000        19,267
Taiyo Nippon Sanso Corp.                                    1,000         9,011
Toagosei Co., Ltd.                                          1,000         4,150
Tokyo Ohka Kogyo Co., Ltd.                                    100         2,498
Tokyo Steel Manufacturing Co., Ltd.                           400         5,881
Tomoku Co., Ltd.                                            1,000         2,227
Topy Industries Ltd.                                        1,000         4,014
Tosoh Corp.                                                 3,000        15,422
Toyo Ink Manufacturing Co., Ltd.                            1,000         3,726
Ube Industries Ltd.                                         2,000         6,335
Yamato Kogyo Co., Ltd.                                        300         9,401
Yodogawa Steel Works Ltd.                                   1,000         6,140
Yushiro Chemical Industry Co., Ltd.                           100         2,117
                                                                    -----------
Total Japan                                                             854,499
-------------------------------------------------------------------------------
Netherlands - 4.5%
Akzo Nobel N.V.                                             2,178       164,822
Koninklijke DSM N.V.                                        1,629        72,730
Mittal Steel Co. N.V.                                         901        47,675
                                                                    -----------
Total Netherlands                                                       285,227
-------------------------------------------------------------------------------
New Zealand - 0.1%
Nuplex Industries Ltd.                                      1,403         7,373
-------------------------------------------------------------------------------
Norway - 1.8%
Norske Skogindustrier ASA                                   3,200        54,521
Yara International ASA                                      2,200        60,459
                                                                    -----------
Total Norway                                                            114,980
-------------------------------------------------------------------------------
Portugal - 0.3%
Corticeira Amorim S.A.                                        957         2,662
Portucel-Empresa Produtora De Pasta E Papel, S.A.           5,091        17,891
                                                                    -----------
Total Portugal                                                           20,553
-------------------------------------------------------------------------------
Spain - 0.8%
Acerinox S.A.                                               1,399        35,476
Grupo Empresarial Ence S.A.*                                  191        12,280
Miquel y Costas & Miquel, S.A.                                 51         1,810
Tubos Reunidos S.A.                                           162         4,134
                                                                    -----------
Total Spain                                                              53,700
-------------------------------------------------------------------------------
Sweden - 2.9%
Billerud AB                                                   500         7,465
Holmen AB Class B                                             600        24,586
SSAB Svenskt Stal AB Series A                               1,200        36,858
SSAB Svenskt Stal AB Series B                                 400        11,431
Svenska Cellulosa Aktiebolaget SCA Class B                  1,900       101,281
                                                                    -----------
Total Sweden                                                            181,621
-------------------------------------------------------------------------------
Switzerland - 2.1%
Ciba Specialty Chemicals AG                                   787        51,605
EMS-Chemie Holding AG                                         205        25,692
Givaudan                                                       36        33,145
Lonza Group AG                                                213        20,379
Schmolz + Bickenbach AG                                        56         4,775
                                                                    -----------
Total Switzerland                                                       135,596
-------------------------------------------------------------------------------
United Kingdom - 23.8%
Anglo American PLC                                         10,604       556,766
Antofagasta PLC                                             2,759        28,017
BHP Billiton PLC                                           12,331       274,020
Corus Group PLC                                             3,508        41,764
Croda International PLC                                     1,028        12,864
DS Smith PLC                                                6,655        29,206
Elementis PLC                                               1,808         3,183
Filtrona PLC                                                1,403         7,409
Imperial Chemical Industries PLC                            7,727        75,777
Johnson Matthey PLC                                         1,392        43,028
Lonmin PLC                                                    673        43,824
Rio Tinto PLC                                               5,156       293,470
Vedanta Resources PLC                                         561        14,645
Victrex PLC                                                   454         6,910
Xstrata PLC                                                 1,643        84,171
Yule Catto & Co. PLC                                        2,031         9,501
                                                                    -----------
Total United Kingdom                                                  1,524,555
-------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES - 99.0%
(Cost: $5,005,039)                                                    6,343,388
Cash, Foreign Currency and Other Assets in Excess of
Liabilities - 1.0%                                                       62,345
                                                                    -----------
NET ASSETS - 100.0%                                                 $ 6,405,733
===============================================================================

*    Non-income producing security.

                       See Notes to Financial Statements.

                             WisdomTree International Dividend Sector Funds   27

Schedule of Investments

WisdomTree International Communications Sector Fund

March 31, 2007
===============================================================================
Investments                                           Shares           Value
-------------------------------------------------------------------------------
COMMON STOCKS - 99.8%
Australia - 7.6%
APN News & Media Ltd.                                       9,992   $    47,464
Austereo Group Ltd.                                         9,777        16,192
iiNET Ltd.                                                  1,915         1,802
Iress Market Technology Ltd.                                2,035        13,333
IWL Ltd.                                                    1,447         5,740
John Fairfax Holdings Ltd.(a)                              25,492       102,557
Oakton Ltd.                                                 1,815         6,525
Prime Television Ltd.                                       2,666         7,969
Publishing & Broadcasting Ltd.(a)                          11,096       177,933
Rural Press Ltd.                                            3,214        35,311
SAI Global Ltd.                                             1,919         5,612
Seek Ltd.                                                   1,291         7,509
Senetas Corp., Ltd.                                         8,243         1,598
Seven Network Ltd.                                          4,065        37,502
SMS Management & Technology Ltd.                            1,391         5,304
Southern Cross Broadcasting Australia Ltd.                  2,251        30,187
SP Telemedia Ltd.                                           5,784         4,205
STW Communications Group Ltd.                               5,276        13,341
Telstra Corp. Ltd.                                        295,371     1,111,948
Ten Network Holdings Ltd.                                  15,380        39,262
West Australian Newspapers Holdings Ltd.                    6,164        77,831
                                                                    -----------
Total Australia                                                       1,749,125
-------------------------------------------------------------------------------
Austria - 0.3%
Telekom Austria AG                                          2,562        63,809
-------------------------------------------------------------------------------
Belgium - 2.0%
Belgacom S.A.                                               8,646       382,678
Mobistar S.A.                                                 995        83,841
                                                                    -----------
Total Belgium                                                           466,519
-------------------------------------------------------------------------------
Finland - 4.5%
Elcoteq SE                                                    404         4,243
Elisa Oyj                                                   3,030        87,484
Nokia Oyj                                                  36,631       840,158
PKC Group Oyj                                                 404         5,055
Sanoma-WSOY Oyj                                             2,990        88,399
Talentum Oyj                                                1,615         7,309
                                                                    -----------
Total Finland                                                         1,032,648
-------------------------------------------------------------------------------
France - 15.6%
Canal Plus S.A.                                             1,939        22,301
France Telecom S.A.                                        82,174     2,162,560
Havas S.A.                                                  4,209        24,148
Lagardere SCA                                               1,359       104,273
M6, Metropole Television S.A.                               2,810       102,565
PagesJaunes Groupe S.A.                                     7,526       163,699
Publicis Groupe                                             1,015        48,856
Societe Television Francaise 1                              2,854        95,206
Vivendi                                                    21,955       889,036
                                                                    -----------
Total France                                                          3,612,644
-------------------------------------------------------------------------------
Germany - 7.0%
Comdirect Bank AG                                           1,595        25,287
Deutsche Telekom AG                                        96,807     1,595,345
United Internet AG                                            468         9,064
                                                                    -----------
Total Germany                                                         1,629,696
-------------------------------------------------------------------------------
Hong Kong - 7.5%
China Mobile Ltd.                                         168,000     1,527,517
China Netcom Group Corp. (Hong Kong) Ltd.                   8,000        20,885
China Unicom Ltd.                                          72,000       103,749
i-CABLE Communications Ltd.                                36,000         7,740
Oriental Press Group Ltd.                                  56,000        10,463
PCCW Ltd.                                                  84,000        50,416
Television Broadcasts Ltd.                                  4,000        25,006
                                                                    -----------
Total Hong Kong                                                       1,745,776
-------------------------------------------------------------------------------
Ireland - 0.2%
Independent News & Media PLC                               12,770        57,796
-------------------------------------------------------------------------------
Italy - 5.5%
Arnoldo Mondadori Editore SpA                               4,689        48,811
CIR-Compagnie Industriali Riunite SpA                       6,659        26,504
Gruppo Editoriale L'Espresso SpA                            5,448        28,936
Mediaset SpA                                               16,032       173,822
Monrif SpA                                                  1,563         2,482
RCS MediaGroup SpA                                          2,778        14,810
Telecom Italia SpA                                        345,739       982,592
                                                                    -----------
Total Italy                                                           1,277,957
-------------------------------------------------------------------------------
Japan - 4.4%
Hakuhodo DY Holdings, Inc.                                    200        13,957
Hikari Tsushin, Inc.                                          400        18,192
Matsui Securities Co., Ltd.                                   800         6,999
Nippon Telegraph & Telephone Corp.                             68       358,789
Nippon Television Network Corp.                               120        19,747
NTT DoCoMo, Inc.                                              308       568,656
Tokyo Broadcasting System, Inc.                               400        14,770
Yahoo Japan Corp.                                              32        11,017
                                                                    -----------
Total Japan                                                           1,012,127
-------------------------------------------------------------------------------
Netherlands - 4.2%
Reed Elsevier N.V.                                          9,481       167,097
Royal KPN N.V.                                             43,054       668,250
Telegraaf Media Groep N.V.                                    420        14,368
Wegener N.V.                                                  180         3,697
Wolters Kluwer N.V.                                         3,654       109,246
                                                                    -----------
Total Netherlands                                                       962,658
-------------------------------------------------------------------------------
New Zealand - 1.4%
CanWest MediaWorks NZ Ltd.                                  5,624         8,847
Telecom Corp. of New Zealand Ltd.                          94,720       320,338
                                                                    -----------
Total New Zealand                                                       329,185
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.


28   WisdomTree International Dividend Sector Funds

Schedule of Investments (concluded)

WisdomTree International Communications Sector Fund

March 31, 2007

================================================================================
Investments                                                Shares      Value
--------------------------------------------------------------------------------
Norway - 1.2%
Schibsted ASA                                                 600   $    26,343
Telenor ASA                                                13,600       240,625
                                                                    -----------
Total Norway                                                            266,968
-------------------------------------------------------------------------------
Portugal - 1.4%
Portugal Telecom, SGPS, S.A.                               22,754       303,799
PT Multimedia Servicos de Telecomunicacoes e
 Multimedia SGPS S.A.                                         874        12,914
                                                                    -----------
Total Portugal                                                          316,713
-------------------------------------------------------------------------------
Singapore - 2.5%
Keppel Telecommunications & Transportation Ltd.             4,000         6,322
MobileOne Ltd.                                             24,000        34,615
Singapore Press Holdings Ltd.                              24,000        69,547
Singapore Telecommunications Ltd.                         192,000       414,752
StarHub Ltd.                                               32,000        60,063
Yellow Pages (Singapore) Ltd.                               4,000         3,398
                                                                    -----------
Total Singapore                                                         588,697
-------------------------------------------------------------------------------
Spain - 7.5%
Antena 3 de Television, S.A.                                3,753        83,630
Gestevision Telecinco, S.A.                                 6,263       180,329
Promotora de Informaciones, S.A.                              943        20,963
Telefonica, S.A.                                           66,515     1,460,934
                                                                    -----------
Total Spain                                                           1,745,856
-------------------------------------------------------------------------------
Sweden - 4.4%
Eniro AB                                                    2,000        25,156
Tele2 AB Class B                                            3,600        58,751
Telefonaktiebolaget LM Ericsson Class A                    12,000        44,213
Telefonaktiebolaget LM Ericsson Class B                   116,000       424,908
TeliaSonera AB                                             54,000       463,719
                                                                    -----------
Total Sweden                                                          1,016,747
-------------------------------------------------------------------------------
Switzerland - 1.7%
Ascom Holding AG                                              224         3,872
Kudelski S.A.                                                 192         6,731
Swisscom AG                                                 1,071       385,351
                                                                    -----------
Total Switzerland                                                       395,954
-------------------------------------------------------------------------------
United Kingdom - 20.9%
Aegis Group PLC                                             5,628        16,558
Amstrad PLC                                                 1,375         3,870
British Sky Broadcasting Group PLC                         16,176       178,939
BT Group PLC                                              178,549     1,063,723
Cable & Wireless PLC                                       41,691       136,230
Centaur Media PLC                                           1,135         3,117
Daily Mail & General Trust N.V. Class A                     3,150        50,167
Emap PLC                                                    2,914        43,237
Euromoney Institutional Investor PLC                        1,631        19,194
Future PLC                                                  6,344         5,226
GCAP Media PLC                                              2,922        12,307
Informa PLC                                                 3,138        37,421
Inmarsat PLC                                                5,496        41,394
ITV PLC                                                    45,735        97,776
Johnston Press PLC                                          2,410        21,992
Pearson PLC                                                13,390       229,008
Reed Elsevier PLC                                          15,804       188,307
Reuters Group PLC                                          15,396       140,718
SMG PLC                                                     4,009         4,993
Taylor Nelson Sofres PLC                                    3,098        14,370
Trinity Mirror PLC                                          5,336        55,678
United Business Media PLC                                   2,322        36,113
UTV PLC                                                       720         6,048
Vodafone Group PLC                                        836,130     2,222,123
Wilmington Group PLC                                          760         3,794
WPP Group PLC                                               7,055       106,547
Yell Group PLC                                              9,685       113,594
                                                                    ------------
Total United Kingdom                                                  4,852,444
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $22,702,399)                                                  23,123,319
================================================================================
INVESTMENT OF CASH COLLATERAL FOR
SECURITIES LOANED - 0.9%
MONEY MARKET FUND(b) - 0.9%
UBS Private Money Market Fund LLC, 5.26%
(Cost: $215,550)(c)                                       215,550       215,550
================================================================================
TOTAL INVESTMENTS IN SECURITIES - 100.7%
(Cost: $22,917,949)                                                  23,338,869
Liabilities in Excess of Foreign Currency
and Other Assets - (0.7)%                                              (165,303)
                                                                    -----------
NET ASSETS - 100.0%                                                 $23,173,566
================================================================================

(a)   Security, or portion thereof, was on loan at March 31, 2007 (See Note 2).

(b)   Interest rates shown reflect yields as of March 31, 2007.

(c) At March 31, 2007, the total market value of the Fund's securities on loan was $204,674 and the total market value of the collateral held by the Fund was $215,550.

                       See Notes to Financial Statements.


                             WisdomTree International Dividend Sector Funds   29

Schedule of Investments

WisdomTree International Consumer Cyclical Sector Fund

March 31, 2007

================================================================================
Investments                                                Shares      Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.5%
Australia - 8.1%
Alesco Corp., Ltd.                                            813   $     8,210
ARB Corp., Ltd.                                               519         1,794
Aristocrat Leisure Ltd.                                     2,376        31,479
Billabong International Ltd.                                1,285        17,336
Coles Group Ltd.                                            9,374       123,058
Colorado Group Ltd.                                           552         1,935
David Jones Ltd.                                            5,138        18,886
Fantastic Holdings Ltd.                                       685         2,269
Fleetwood Corp., Ltd.                                         337         2,445
Flight Centre Ltd.                                          1,042        13,788
Funtastic Ltd.                                              1,788         2,730
Harvey Norman Holdings Ltd.                                 4,690        17,883
Housewares International Ltd.                               2,029         4,409
Infomedia Ltd.                                              4,508         2,586
JB Hi-Fi Ltd.                                                 318         1,942
Just Group Ltd.                                             2,066         6,960
MaxiTRANS Industries Ltd.                                   2,366         1,338
Nick Scali Ltd.                                               921         1,860
Pacifica Group Ltd.                                           750         1,154
Qantas Airways Ltd.                                        27,815       117,970
Rebel Sport Ltd.                                              641         2,366
Reject Shop Ltd. (The)                                        201         1,867
Repco Corp., Ltd.                                           3,268         4,488
Spotless Group Ltd.                                         2,342         8,760
Sunland Group Ltd.                                          2,772         7,524
Super Cheap Auto Group Ltd.                                   789         2,581
TABCORP Holdings Ltd.                                       6,551        87,268
                                                                    -----------
Total Australia                                                         494,886
--------------------------------------------------------------------------------
Denmark - 0.0%
Bang & Olufsen A/S Class B                                     25         3,086
--------------------------------------------------------------------------------
Finland - 0.6%
Amer Sports Oyj                                               363         7,929
Finnair Oyj                                                   416         7,188
Nokian Renkaat Oyj                                            416        11,352
Rapala VMC Oyj                                                104           820
Stockmann Oyj Abp Class B                                     165         7,189
                                                                    -----------
Total Finland                                                            34,478
--------------------------------------------------------------------------------
France - 12.7%
Accor S.A.                                                  1,131       107,705
Air France-KLM S.A.                                           487        22,138
Alain Afflelou S.A.*                                           15           809
Compagnie Generale des Etablissements Michelin
 Class B                                                      806        88,696
Hermes International                                          247        34,056
Kaufman & Broad S.A.                                           65         4,865
Peugeot S.A.                                                1,344        94,391
PPR S.A.                                                      654       104,216
Rallye S.A.                                                   375        24,260
Renault S.A.                                                1,662       193,693
Rodriguez Group                                                30         1,490
Sodexho Alliance S.A.                                         718        52,386
THOMSON                                                     1,100        21,100
Valeo S.A.                                                    439        25,660
                                                                    -----------
Total France                                                            775,465
--------------------------------------------------------------------------------
Germany - 14.6%
adidas AG                                                     286        15,582
Bayerische Motoren Werke AG                                 1,587        93,311
BayWa AG                                                       64         2,782
Bechtle AG                                                     79         2,308
Continental AG                                                273        35,163
DaimlerChrysler AG                                          6,055       494,892
Deutsche Lufthansa AG                                       2,671        72,283
Douglas Holding AG                                            171        10,004
ElringKlinger AG                                               63         4,882
Gerry Weber International AG                                   71         1,675
Grammer AG                                                     79         2,440
Medion AG                                                     137         1,833
Puma AG Rudolf Dassler Sport                                   17         6,194
Takkt AG                                                      141         2,523
Volkswagen AG                                                 950       142,267
                                                                    -----------
Total Germany                                                           888,139
--------------------------------------------------------------------------------
Hong Kong - 1.9%
Cathay Pacific Airways Ltd.                                27,000        68,690
China Travel International Investment Hong Kong Ltd.       34,000        15,881
Denway Motors Ltd.                                         32,000        13,964
Fountain Set (Holdings) Ltd.                                4,000         1,392
Goldlion Holdings Ltd.                                     10,000         2,086
Hongkong & Shanghai Hotels Ltd. (The)                       3,000         4,738
Raymond Industrial Ltd.                                     3,000           656
Shaw Brothers (Hong Kong) Ltd.                              2,000         3,640
Shell Electric Manufacturing (Holdings) Co. Ltd.            3,000         1,094
YGM Trading                                                 1,000           749
                                                                    -----------
Total Hong Kong                                                         112,890
--------------------------------------------------------------------------------
Ireland - 0.1%
Abbey PLC                                                     150         2,362
Paddy Power PLC                                               119         3,136
                                                                    -----------
Total Ireland                                                             5,498
--------------------------------------------------------------------------------
Italy - 1.7%
Amplifon SpA                                                  130         1,199
Autogrill SpA                                                 654        12,484
Benetton Group SpA                                            886        14,294
Brembo SpA                                                    299         4,020
Bulgari SpA                                                 1,160        16,692
Geox SpA                                                      357         6,202
Indesit Co. SpA                                               622        13,248
Marzotto SpA                                                  279         1,302
Pirelli & C. SpA                                           22,537        24,810
Sogefi SpA                                                    548         5,219
Tod's SpA                                                      35         3,043
                                                                    -----------
Total Italy                                                             102,513
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


30   WisdomTree International Dividend Sector Funds

WisdomTree International Consumer Cyclical Sector Fund

March 31, 2007

================================================================================
Investments                                                Shares      Value
--------------------------------------------------------------------------------
Japan - 26.1%
ABC-Mart, Inc.                                                100   $     2,206
Advan Co., Ltd.                                               100         1,284
AEON Co., Ltd.                                                700        13,932
Aisan Industry Co., Ltd.                                      100         1,132
Aisin Seiki Co., Ltd.                                         300        10,493
Akebono Brake Industry Co., Ltd.                            1,000         8,681
All Nippon Airways Co., Ltd.                                2,000         7,842
Alpine Electronics, Inc.                                      100         1,795
AOKI Holdings, Inc.                                           100         1,906
Arcs Co., Ltd.                                                210         3,011
ASICS Corp.                                                 1,000        11,171
Avex Group Holdings, Inc.                                     100         1,622
Belluna Co., Ltd.                                             450         6,170
Bosch Corp.                                                 1,000         4,523
Bridgestone Corp.                                           1,200        23,934
Canon Electronics, Inc.                                       150         4,878
Canon Marketing Japan, Inc.                                   300         6,276
Chiyoda Co., Ltd.                                             100         2,448
Circle K Sunkus Co. Ltd.                                      200         3,726
Citizen Watch Co., Ltd.                                       700         6,557
Culture Convenience Club Co., Ltd.                            800         4,695
Daidoh Ltd.                                                   600         7,226
Daihatsu Motor Co., Ltd.                                    1,000         9,502
Daikoku Denki Co., Ltd.                                       100         1,817
Daiwa House Industry Co., Ltd.                              1,000        16,371
DENSO CORP.                                                 1,300        48,224
Don Quijote Co., Ltd.                                         100         1,956
Doshisha Co., Ltd.                                            100         2,020
Edion Corp.                                                   100         1,393
FamilyMart Co., Ltd.                                          200         5,556
Fast Retailing Co., Ltd.                                      200        15,499
FCC Co., Ltd.                                                 100         2,278
France Bed Holdings Co., Ltd.                               1,000         2,024
Fuji Heavy Industries Ltd.                                  2,000        10,366
Futaba Industrial Co., Ltd.                                   100         2,422
Gulliver International Co., Ltd.                               20         1,320
Hakuto Co., Ltd.                                              100         1,541
Hanwa Co., Ltd.                                             1,000         4,980
Heiwa Corp.                                                   200         2,466
Heiwado Co., Ltd.                                             100         1,561
Hino Motors Ltd.                                            1,000         5,319
HIS Co., Ltd.                                                 100         2,871
Hitachi High-Technologies Corp.                               100         2,727
Hitachi Maxell Ltd.                                           200         2,732
Honda Motor Co., Ltd.                                       3,000       104,425
Impact 21 Co., Ltd.                                           100         1,757
Inaba Denki Sangyo Co., Ltd.                                  100         3,489
Inaba Seisakusho Co., Ltd.                                    100         1,567
Isetan Co., Ltd.                                              200         3,481
Isuzu Motors Ltd.                                           1,000         5,005
ITOCHU Corp.                                                3,000        29,676
Itochu Enex Co., Ltd.                                         300         2,266
Izumi Co., Ltd.                                               200         3,710
JTEKT Corp.                                                   200         3,498
Kanto Auto Works Ltd.                                         200         2,532
Keihin Corp.                                                  100         2,266
Kojima Co., Ltd.                                              100           852
Kokuyo Co., Ltd.                                              200         2,640
Komeri Co., Ltd.                                              100         3,210
Konaka Co., Ltd.                                              100         1,142
Kurabo Industries Ltd.                                      1,000         2,769
Kuraray Co., Ltd.                                             500         5,391
Lawson, Inc.                                                  300        11,510
Life Corp.                                                    100         1,297
Mars Engineering Corp.                                        100         2,037
Marubeni Corp.                                              2,000        12,128
Marui Co., Ltd.                                               600         7,343
Matsumotokiyoshi Co., Ltd.                                    100         2,287
Matsushita Electric Industrial Co., Ltd.                    3,000        60,344
Mazda Motor Corp.                                           1,000         5,522
Ministop Co., Ltd.                                            100         1,728
Mitsubishi Corp.                                            2,700        62,541
Mitsubishi Rayon Co., Ltd.                                  1,000         6,648
Mitsui & Co., Ltd.                                          3,000        55,897
Mitsuuroko Co., Ltd.                                          200         1,411
MOS Food Services, Inc.                                       100         1,369
Nagaileben Co., Ltd.                                          100         2,105
Nifco, Inc.                                                   200         5,166
Nishimatsuya Chain Co., Ltd.                                  100         1,685
Nissan Motor Co., Ltd.                                     13,300       142,265
Nissin Kogyo Co., Ltd.                                        100         2,448
Nitori Co., Ltd.                                               50         2,481
NOK Corp.                                                     100         1,698
Noritz Corp.                                                  100         1,914
Oriental Land Co., Ltd.                                       100         5,937
Parco Co., Ltd.                                               600         7,622
Pioneer Corp.                                                 300         3,913
Plenus Co., Ltd.                                              100         2,151
Point, Inc.                                                    20         1,269
RESORTTRUST, Inc.                                             120         2,795
Right On Co., Ltd.                                            100         2,913
Ryoshoku Ltd.                                                 100         2,198
Ryoyo Electro Corp.                                           100         1,293
Sangetsu Co., Ltd.                                            200         4,751
Sankyo Co., Ltd.                                              100         4,387
Sankyo Seiko Co., Ltd.                                        200         1,150
Sega Sammy Holdings, Inc.                                     500        11,645
Sekisui Chemical Co., Ltd.                                  1,000         7,953
Sekisui House, Ltd.                                         1,000        15,533
Shaddy Co., Ltd.                                              100         1,237
Shimachu Co., Ltd.                                            100         2,956
Showa Corp.                                                   100         1,463
Sony Corp.                                                    800        40,584
Sumitomo Corp.                                              2,300        41,296
Sumitomo Rubber Industries, Inc.                              600         6,560

                       See Notes to Financial Statements.


                             WisdomTree International Dividend Sector Funds   31

WisdomTree International Consumer Cyclical Sector Fund

March 31, 2007

================================================================================
Investments                                                Shares      Value
--------------------------------------------------------------------------------
Sundrug Co., Ltd.                                             100   $     2,045
Suzuki Motor Corp.                                            300         7,775
Teijin Ltd.                                                 1,000         5,632
Toei Co., Ltd.                                              1,000         5,590
Toho Co., Ltd.                                                100         1,948
Tokai Rika Co., Ltd.                                          100         2,367
TOMY Co., Ltd.                                                200         1,274
Toray Industries, Inc.                                      2,000        14,432
TOTO Ltd.                                                   1,000        10,002
Toyo Tire & Rubber Co., Ltd.                                1,000         4,167
Toyobo Co., Ltd.                                            2,000         5,945
Toyoda Gosei Co., Ltd.                                        100         2,359
Toyota Auto Body Co., Ltd.                                    200         3,752
Toyota Boshoku Corp.                                          200         4,726
Toyota Motor Corp.                                          7,100       453,991
Toyota Tsusho Corp.                                           300         7,648
Trusco Nakayama Corp.                                         100         2,020
Unitika Ltd.                                                1,000         1,389
USS Co., Ltd.                                                  40         2,605
Xebio Co., Ltd.                                               100         2,786
Yamada Denki Co., Ltd.                                         20         1,860
Yamaha Corp.                                                  300         6,682
Yamaha Motor Co., Ltd.                                        300         8,385
Yellow Hat Ltd.                                               100           763
Yokohama Rubber Co., Ltd. (The)                             1,000         6,132
                                                                    -----------
Total Japan                                                           1,587,834
--------------------------------------------------------------------------------
Netherlands - 0.5%
Beter BED Holdings N.V.                                       118         3,974
Buhrmann N.V.                                                 419         5,622
Hunter Douglas N.V.                                           162        14,233
Macintosh Retail Group N.V.                                    83         3,313
Univar N.V.                                                    96         5,307
                                                                    -----------
Total Netherlands                                                        32,449
--------------------------------------------------------------------------------
New Zealand - 1.0%
Air New Zealand Ltd.                                        9,365        15,669
Fisher & Paykel Appliances Holdings Ltd.                    2,587         6,788
Hallenstein Glasson Holdings Ltd.                             970         3,475
Pumpkin Patch Ltd.                                            784         2,427
Sky City Entertainment Group Ltd.                           4,471        14,929
Tourism Holdings Ltd.                                       1,460         2,422
Warehouse Group Ltd. (The)                                  2,885        13,924
                                                                    -----------
Total New Zealand                                                        59,634
--------------------------------------------------------------------------------
Norway - 0.2%
Ekornes ASA                                                   400         9,535
Expert ASA                                                    100         1,982
                                                                    -----------
Total Norway                                                             11,517
--------------------------------------------------------------------------------
Portugal - 0.3%
SAG GEST-Solucoes Automovel Globais, SGPS, S.A.             1,958         4,900
Sonae SGPS, S.A.                                            6,273        14,112
                                                                    -----------
Total Portugal                                                           19,012
--------------------------------------------------------------------------------
Singapore - 1.5%
Hotel Plaza Ltd.                                            3,000         4,564
Hotel Properties Ltd.                                       1,000         3,359
HTL International Holdings Ltd.                             1,000           599
Jardine Cycle & Carriage Ltd.                               1,000         7,837
Robinson & Co., Ltd.                                        1,000         3,359
Singapore Airlines Ltd.                                     6,000        65,595
Stamford Land Corp., Ltd.                                   7,000         1,890
Tat Hong Holdings Ltd.                                      2,000         1,818
                                                                    -----------
Total Singapore                                                          89,021
--------------------------------------------------------------------------------
Spain - 1.5%
Cia de Distribucion Integral Logista S.A.                     136        10,781
IBERIA, Lineas Aereas de Espana, S.A.                       3,738        19,854
Industria de Diseno Textil, S.A.                              948        58,718
Sol Melia, S.A.                                               152         3,642
                                                                    -----------
Total Spain                                                              92,995
--------------------------------------------------------------------------------
Sweden - 7.1%
AB Electrolux Series B                                      1,726        43,543
Bilia AB Class A                                              300         5,772
Clas Ohlson AB Class B                                        200         4,176
H&M Hennes & Mauritz AB Class B                             4,200       240,647
Nobia AB*                                                     150         6,115
Scania AB Class A                                             800        63,967
Scania AB Class B                                             800        62,485
SkiStar AB                                                    200         2,879
                                                                    -----------
Total Sweden                                                            429,584
--------------------------------------------------------------------------------
Switzerland - 0.3%
Swatch Group AG (The)                                         181         9,630
Swatch Group AG (The) Class B                                  45        11,842
                                                                    -----------
Total Switzerland                                                        21,472
--------------------------------------------------------------------------------
United Kingdom - 21.3%
Alba PLC                                                      391         1,448
Alexon Group PLC                                              415         1,697
Alliance Boots PLC                                          7,350       147,979
Barratt Developments PLC                                    1,302        28,218
Bellway PLC                                                   591        18,431
Big Yellow Group PLC                                          153         2,006
Blacks Leisure Group PLC                                      137           836
Bovis Homes Group PLC                                         595        13,444
BSS Group PLC                                                 279         2,644
Burberry Group PLC                                          1,318        16,880
Carnival PLC                                                  813        39,052
Carpetright PLC                                               452        10,310
Carphone Warehouse Group PLC                                  972         5,276
Christian Salvesen PLC                                      2,765         3,186
Clinton Cards PLC                                           2,366         2,842
Compass Group PLC                                          18,347       122,348
Crest Nicholson PLC                                           524         6,367
Diploma PLC                                                   107         1,887
Domino's Pizza UK & IRL PLC*                                  139         1,767
DSG International PLC                                      13,218        44,073

                       See Notes to Financial Statements.


32   WisdomTree International Dividend Sector Funds

Schedule of Investments (concluded)

WisdomTree International Consumer Cyclical Sector Fund

March 31, 2007

================================================================================
Investments                                                Shares      Value
--------------------------------------------------------------------------------
EMI Group PLC                                               4,182   $    18,660
Enterprise Inns PLC                                         2,180        28,583
Findel PLC                                                    382         5,200
First Choice Holidays PLC                                   2,948        16,623
French Connection Group PLC                                   477         2,065
Game Group PLC                                              1,819         5,013
Games Workshop Group PLC                                      366         2,530
George Wimpey PLC                                           2,693        33,567
GKN PLC                                                     5,638        42,187
Halfords Group PLC                                          1,702        12,760
Headlam Group PLC                                             508         5,948
HMV Group PLC                                               2,976         6,450
Holidaybreak PLC                                              318         4,771
IG Group Holdings PLC                                         385         2,245
Inchcape PLC                                                1,667        18,653
Intercontinental Hotels Group PLC                           1,345        33,133
J D Wetherspoon PLC                                           763        11,239
JJB Sports PLC                                              2,280        11,236
John Menzies PLC                                              365         3,798
Kesa Electricals PLC                                        3,442        22,886
Kier Group PLC                                                 99         4,662
Kingfisher PLC                                             19,282       105,231
Ladbrokes PLC                                               2,869        22,649
Lookers PLC                                                   525         2,101
Luminar PLC                                                   387         5,731
Majestic Wine PLC                                             222         1,698
Marks & Spencer Group PLC                                   6,372        84,547
Millennium & Copthorne Hotels PLC                             960        12,804
Mothercare PLC                                                322         2,570
N. Brown Group PLC                                          1,325         8,427
Next PLC                                                    1,085        47,860
Pendragon PLC                                               2,695         6,396
Persimmon PLC                                               1,349        37,200
Punch Taverns PLC                                             591        14,455
Redrow PLC                                                    695         8,881
ScS Upholstery PLC                                            213         1,661
Signet Group PLC                                            9,334        22,976
Sportingbet PLC                                               362           474
Ted Baker PLC                                                 169         1,942
Topps Tiles PLC                                             1,285         7,574
Umbro PLC                                                     763         2,514
Whitbread PLC                                                 858        31,755
William Hill PLC                                            1,866        23,277
Wilson Bowden PLC                                             519        21,529
Wolseley PLC                                                2,286        53,400
Woolworths Group PLC                                       13,008         7,845
                                                                    -----------
Total United Kingdom                                                  1,298,397
--------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES - 99.5%
(Cost: $5,003,008)                                                    6,058,870
Foreign Currency and Other Assets in Excess of
Liabilities - 0.5%                                                       30,092
                                                                    -----------
NET ASSETS - 100.0%                                                 $ 6,088,962
================================================================================

*     Non-income producing security.

                       See Notes to Financial Statements.


                             WisdomTree International Dividend Sector Funds   33

Schedule of Investments

WisdomTree International Consumer Non-Cyclical Sector Fund

March 31, 2007

================================================================================
Investments                                                Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.2%
Australia - 5.9%
A.B.C. Learning Centres Ltd.                                3,529   $    20,755
ABB Grain Ltd.                                              1,664        10,378
Adsteam Marine Ltd.                                         4,394         9,194
Australian Agricultural Co., Ltd.                           3,672         7,060
Australian Pharmaceutical Industries Ltd.                   7,574        12,849
AWB Ltd.                                                   13,126        37,644
Boom Logistics Ltd.                                         5,147        14,678
Candle Australia Ltd.                                       1,105         2,946
Coates Hire Ltd.                                            3,764        14,930
Coca-Cola Amatil Ltd.                                      18,132       128,902
Cochlear Ltd.                                                 484        25,305
Corporate Express Australia Ltd.                            2,987        15,178
CSL Ltd.                                                      883        58,757
Foster's Group Ltd.                                        39,330       217,643
Healthscope Ltd.                                            3,724        16,546
Integrated Group Ltd.                                       2,120         4,350
Invocare Ltd.                                               1,880         8,642
Lion Nathan Ltd.                                           10,980        78,412
McGuigan Simeon Wines Ltd.*                                 3,796         8,985
Metcash Ltd.                                                4,873        19,408
Pacific Brands Ltd.                                        18,458        45,778
Primary Health Care Ltd.                                    1,884        18,568
Programmed Maintenance Services Ltd.                        1,569         6,528
Ramsay Health Care Ltd.                                     1,988        18,469
Ridley Corp., Ltd.                                          6,836         6,240
Sigma Pharmaceuticals Ltd.                                 13,561        27,498
Skilled Group Ltd.                                          2,084         9,108
Sonic Healthcare Ltd.                                       4,272        50,904
Symbion Health Ltd.                                         9,260        27,155
Veda Advantage Ltd.                                         2,272         6,020
Woolworths Ltd.                                            18,060       396,696
                                                                    -----------
Total Australia                                                       1,325,526
--------------------------------------------------------------------------------
Belgium - 1.9%
Colruyt S.A.                                                  268        61,115
Delhaize Group                                                763        69,888
InBev N.V.                                                  2,875       206,852
Omega Pharma S.A.                                             270        20,724
UCB S.A.                                                    1,165        67,568
                                                                    -----------
Total Belgium                                                           426,147
--------------------------------------------------------------------------------
Denmark - 1.2%
Carlsberg A/S Class B                                         200        21,688
Coloplast A/S Class B                                         200        16,918
Danisco A/S                                                   200        15,703
H. Lundbeck A/S                                             1,600        37,302
Novo-Nordisk A/S Class B                                    1,800       163,677
Novozymes A/S Class B                                         200        17,829
                                                                    -----------
Total Denmark                                                           273,117
--------------------------------------------------------------------------------
Finland - 0.4%
HK Ruokatalo Oyj Class A                                      404         8,712
Kemira GrowHow Oyj                                          1,213        16,292
Kesko Oyj Class B                                             807        42,894
Poyry Oyj                                                     807        14,824
Raisio PLC Class V                                          6,036        14,945
                                                                    -----------
Total Finland                                                            97,667
--------------------------------------------------------------------------------
France - 13.4%
Assystem                                                      140         2,861
Carrefour S.A.                                              7,870       573,569
Casino Guichard Perrachon S.A.                              1,652       166,205
Christian Dior S.A.                                         1,377       166,802
Cie Generale D'Optique Essilor International S.A.             627        71,779
Clarins                                                       272        22,619
Generale de Sante                                             288        12,268
Groupe Danone                                               2,420       393,975
Groupe Steria SCA                                             270        17,615
L'Oreal S.A.                                                4,789       521,020
Provimi S.A.                                                  100         4,180
Remy Cointreau S.A.                                           563        37,862
Sanofi-Aventis                                             11,058       958,263
Societe BIC SA                                                228        15,888
Societe Des Autoroutes Paris-Rhin-Rhone                       799        72,537
                                                                    -----------
Total France                                                          3,037,443
--------------------------------------------------------------------------------
Germany - 3.1%
ALTANA AG                                                   1,245        80,577
Beiersdorf AG                                               1,385        94,118
Celesio AG                                                  1,165        72,949
Fresenius AG                                                  336        26,894
Fresenius Medical Care AG & Co. KGaA                          516        74,815
Henkel KGaA                                                   504        67,332
IDS Scheer AG                                                 128         2,605
Merck KGaA                                                    192        24,669
Metro AG                                                    2,759       194,687
Rhoen Klinikum AG                                             208        12,413
Sixt AG                                                        88         5,008
Stada Arzneimittel AG                                         212        12,826
Sudzucker AG                                                2,008        38,223
                                                                    -----------
Total Germany                                                           707,116
--------------------------------------------------------------------------------
Hong Kong - 0.0%
Cross-Harbour (Holdings) Ltd.                               4,000         3,317
Vitasoy International Holdings Ltd.                         8,000         3,358
                                                                    -----------
Total Hong Kong                                                           6,675
--------------------------------------------------------------------------------
Ireland - 0.5%
C&C Group PLC                                               2,556        38,788
Fyffes PLC                                                  6,581         9,987
Glanbia PLC                                                 2,316        11,669
Greencore Group PLC                                         2,396        14,520
Iaws Group PLC                                                424         9,832
Kerry Group PLC Class A                                       555        15,367
United Drug PLC                                             1,201         6,307
                                                                    -----------
Total Ireland                                                           106,470
--------------------------------------------------------------------------------
Italy - 1.2%
Autostrada Torino-Milano SpA                                1,157        28,400

                       See Notes to Financial Statements.


34    WisdomTree International Dividend Sector Funds

WisdomTree International Consumer Non-Cyclical Sector Fund

March 31, 2007

================================================================================
Investments                                                Shares   U.S. $ Value
--------------------------------------------------------------------------------
Autostrade SpA                                              2,883   $    92,105
Cremonini SpA                                               5,532        19,864
Davide Campari-Milano SpA                                   1,473        14,451
Fiera Milano SpA                                              420         4,976
Luxottica Group SpA                                         1,852        58,847
Mirato SpA                                                    192         2,354
Recordati SpA                                               1,621        12,850
Societa Iniziative Autostradali e Servizi SpA               1,828        28,640
                                                                    -----------
Total Italy                                                             262,487
--------------------------------------------------------------------------------
Japan - 7.0%
Ajinomoto Co., Inc.                                         2,000        22,968
Alfresa Holdings Corp.                                        300        19,056
Asahi Breweries, Ltd.                                       2,000        32,014
Astellas Pharma, Inc.                                       2,400       103,256
Chugai Pharmaceutical Co., Ltd.                             2,000        50,476
Coca-Cola West Japan Co., Ltd.                                400         8,656
Dai Nippon Printing Co., Ltd.                               4,000        62,808
Dainippon Sumitomo Pharma Co., Ltd.                         1,000        10,663
Eisai Co., Ltd.                                             1,600        76,562
Fancl Corp.                                                   400         5,539
Fuji Oil Co., Ltd.                                            400         3,350
Goodwill Group, Inc. (The)                                      4         3,144
Hisamitsu Pharmaceutical Co., Inc.                            400        11,789
Hokuto Corp.                                                  400         7,080
House Foods Corp.                                             400         6,809
ITO EN LTD.                                                   400        13,009
Japan Tobacco, Inc.                                            24       117,688
Kagome Co., Ltd.                                              400         6,352
Kao Corp.                                                   3,000        87,656
Katokichi Co., Ltd.                                           800         5,021
Kikkoman Corp.                                              1,000        12,788
Kirin Brewery Co., Ltd.                                     4,000        57,658
Kyowa Hakko Kogyo Co., Ltd.                                 4,000        36,926
Mediceo Paltac Holdings Co., Ltd.                           1,300        24,717
Meiji Dairies Corp.                                         2,000        15,668
Meitec Corp.                                                  400        12,873
Mikuni Coca-Cola Bottling Co., Ltd.                           400         4,177
Mitsui Sugar Co., Ltd.                                      4,000        14,838
Nichii Gakkan Co.                                             400         7,199
Nihon Kohden Corp.                                            400         9,316
Nippon Kanzai Co., Ltd.                                       400        10,874
Nippon Meat Packers, Inc.                                   2,000        24,408
Nippon Suisan Kaisha Ltd.                                   1,200         7,836
Nisshin Seifun Group, Inc.                                  2,000        20,309
Nissin Food Products Co., Ltd.                                400        14,635
Nosan Corp.                                                 4,000        10,163
Paramount Bed Co., Ltd.                                       400         7,859
Paris Miki, Inc.                                              400         6,606
QP Corp.                                                      800         7,243
Sakata Seed Corp.                                             400         4,960
Secom Co., Ltd.                                               800        37,061
Seikagaku Corp.                                               400         4,268
Shimadzu Corp.                                              2,000        17,294
Shionogi & Co., Ltd.                                        1,000        17,955
Shiseido Co., Ltd.                                          2,000        40,567
Sohgo Security Services Co., Ltd.                             400         7,317
Suzuken Co., Ltd.                                             400        14,160
T. Hasegawa Co., Ltd.                                         400         6,575
Taisho Pharmaceutical Co., Ltd.                             1,000        18,293
Takeda Pharmaceutical Co., Ltd.                             4,400       288,054
Tanabe Seiyaku Co., Ltd.                                    1,000        13,576
Terumo Corp.                                                  400        15,549
Toho Pharmaceutical Co., Ltd.                                 400         7,216
Topcon Corp.                                                  400         6,098
Toppan Forms Co., Ltd.                                        800        10,149
Toppan Printing Co., Ltd.                                   4,000        41,668
Uni-Charm Corp.                                               400        25,272
Valor Co., Ltd.                                               400         4,661
Yakult Honsha Co., Ltd.                                       400        10,197
Yaoko Co., Ltd.                                               400        10,671
Zenrin Co., Ltd.                                              400        10,705
                                                                    -----------
Total Japan                                                           1,572,255
--------------------------------------------------------------------------------
Netherlands - 4.4%
CSM N.V.                                                      995        35,364
Heineken Holding N.V.                                       1,317        58,099
Heineken N.V.                                               2,292       119,477
Koninklijke Wessanen N.V.                                   1,509        22,678
Nutreco Holding N.V.                                          160        11,938
Randstad Holding N.V.                                         635        49,077
Unilever N.V.                                              22,282       646,603
USG People N.V.                                               552        22,690
Vedior N.V.                                                   983        21,748
                                                                    -----------
Total Netherlands                                                       987,674
--------------------------------------------------------------------------------
New Zealand - 0.2%
Fisher & Paykel Healthcare Corp.                            6,909        17,932
PGG Wrightson Ltd.                                          6,713         7,104
Port of Tauranga Ltd.                                       2,751        11,998
Ryman Healthcare Ltd.                                       3,715         6,003
Sanford Ltd.                                                2,312         8,001
                                                                    -----------
Total New Zealand                                                        51,038
--------------------------------------------------------------------------------
Norway - 0.6%
Orkla ASA*                                                  1,920       134,782
--------------------------------------------------------------------------------
Portugal - 0.5%
Brisa-Auto-estradas de Portugal S.A.                        6,467        84,536
Jeronimo Martins, SGPS, S.A.                                1,437        37,301
                                                                    -----------
Total Portugal                                                          121,837
--------------------------------------------------------------------------------
Singapore - 0.8%
China Merchants Holdings Pacific Ltd.                      12,000         6,401
Fraser and Neave Ltd.                                      16,000        53,741
Parkway Holdings Ltd.                                      12,000        25,922
Petra Foods Ltd.                                            4,000         4,426
Raffles Education Corp., Ltd.                               8,000        12,065
SIA Engineering Co., Ltd.                                   8,000        24,763
Singapore Airport Terminal Services Ltd.                   16,000        28,978

                       See Notes to Financial Statements.


                             WisdomTree International Dividend Sector Funds   35

WisdomTree International Consumer Non-Cyclical Sector Fund

March 31, 2007

================================================================================
Investments                                                Shares   U.S. $ Value
--------------------------------------------------------------------------------
Singapore Food Industries Ltd.                             12,000   $     7,192
Want Want Holdings Ltd.                                     8,000        15,600
                                                                    -----------
Total Singapore                                                         179,088
--------------------------------------------------------------------------------
Spain - 2.0%
Abertis Infraestructuras S.A.                               5,357       171,501
Altadis, S.A.                                               2,536       162,275
Campofrio Alimentacion S.A.                                   735        13,404
Cintra Concesiones de Infraestructuras de
Transporte, S.A.                                            1,365        25,475
Ebro Puleva S.A.                                            1,189        27,967
Europistas, Concesionaria Espanola, S.A.                    1,121        11,848
FAES FARMA, S.A.                                              560        14,163
Prosegur Cia de Seguridad S.A.                                384        14,512
                                                                    -----------
Total Spain                                                             441,145
--------------------------------------------------------------------------------
Sweden - 0.7%
Axfood AB                                                   1,000        39,338
Getinge AB Class B                                          1,600        36,259
Securitas AB Class B                                        3,200        48,574
Swedish Match AB                                            2,400        42,673
                                                                    -----------
Total Sweden                                                            166,844
--------------------------------------------------------------------------------
Switzerland - 14.7%
Adecco S.A.                                                   911        57,572
Merck Serono S.A.                                              48        43,250
Nestle S.A.                                                 3,786     1,467,663
Nobel Biocare Holding AG                                      112        40,642
Novartis AG                                                17,288       987,036
Phonak Holding AG                                             319        24,301
Roche Holding AG                                            3,417       601,782
SGS S.A.                                                       80        95,086
Straumann Holding AG*                                          48        13,702
                                                                    -----------
Total Switzerland                                                     3,331,034
--------------------------------------------------------------------------------
United Kingdom - 40.7%
Aggreko PLC                                                 2,610        26,005
Arla Foods UK PLC                                           6,809         9,415
Associated British Foods PLC                                7,732       131,027
AstraZeneca PLC                                            16,165       866,821
Atkins WS PLC                                                 663        12,620
Babcock International Group PLC                             1,233         9,673
Bespak PLC                                                    384         5,856
BPP Holdings PLC                                              675         8,394
British American Tobacco PLC                               30,450       949,000
Bunzl PLC                                                   3,752        52,911
Cadbury Schweppes PLC                                      21,351       273,037
Capita Group PLC                                            4,224        56,543
communisis PLC                                              3,560         4,469
Cranswick PLC                                                 440         8,112
Dairy Crest Group PLC                                       2,428        31,740
Davis Service Group PLC                                     2,851        32,572
Dawson Holdings PLC                                         1,573         3,332
De La Rue PLC                                               2,444        34,274
Dechra Pharmaceuticals PLC                                    512         3,196
Devro PLC                                                   2,392         6,381
Diageo PLC                                                 40,435       816,466
Enterprise PLC                                                587         6,896
Forth Ports PLC                                               488        19,861
Gallaher Group PLC                                         10,353       230,065
Genus PLC                                                     376         4,535
GlaxoSmithKline PLC                                        70,661     1,936,115
Greene King PLC                                             1,541        33,338
Greggs PLC                                                    144        13,656
Group 4 Securicor PLC                                       9,702        38,248
Hays PLC                                                   12,848        39,500
Helphire Group PLC                                          3,148        27,291
Homeserve PLC                                                 336        11,750
Imperial Tobacco Group PLC                                  9,730       434,159
Interserve PLC                                              1,736        16,573
Intertek Group PLC                                            939        16,695
ITE Group PLC                                               7,417        22,803
J. Sainsbury PLC                                           16,224       174,856
Johnson Service Group PLC                                   1,101         6,910
M.P. Evans Group PLC                                          663         3,989
Marston's PLC                                               1,600        13,855
Mcbride PLC                                                 2,152        10,119
Michael Page International PLC                              1,609        16,899
Nichols PLC                                                   667         4,018
Northern Foods PLC                                         18,338        44,509
Northgate PLC                                                 575        12,169
Office2office PLC                                             524         2,310
Premier Foods PLC                                           5,412        31,075
PZ Cussons PLC                                              4,651        15,622
Rank Group PLC                                             13,043        52,251
Reckitt Benckiser PLC                                       5,628       292,078
Rentokil Initial PLC                                       35,267       112,750
Robert Walters PLC                                            428         2,682
Robert Wiseman Dairies PLC                                    851         7,661
RPS Group PLC                                               4,119        26,276
SABMiller PLC                                              12,616       275,899
Savills PLC                                                 1,229        15,958
Scottish & Newcastle PLC                                   17,073       201,419
Serco Group PLC                                             1,820        16,420
Shire PLC                                                     955        19,649
Smith & Nephew PLC                                          5,077        64,328
Speedy Hire PLC                                               728        16,706
SSL International PLC                                       1,720        13,503
St. Ives Group PLC                                          3,341        20,510
Tate & Lyle PLC                                             7,300        82,328
Tesco PLC                                                  79,349       691,391
Thorntons PLC                                               1,676         5,999
Unilever PLC                                               19,990       600,265
Uniq PLC                                                    2,436         9,162
Wm Morrison Supermarkets PLC                               20,913       126,642
                                                                    -----------
Total United Kingdom                                                  9,183,537
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


36   WisdomTree International Dividend Sector Funds

Schedule of Investments (concluded)

WisdomTree International Consumer Non-Cyclical Sector Fund

March 31, 2007

================================================================================
Investments                                                Shares   U.S. $ Value
--------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES - 99.2%
(Cost: $20,876,874)                                                 $22,411,882
Foreign Currency and Other Assets in Excess of
Liabilities - 0.8%                                                      170,835
                                                                    -----------
Net Assets - 100.0%                                                 $22,582,717
================================================================================

*     Non-income producing security.

                       See Notes to Financial Statements.


                             WisdomTree International Dividend Sector Funds   37

Schedule of Investments

WisdomTree International Energy Sector Fund

March 31, 2007

================================================================================
Investments                                                Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.4%
Australia - 14.2%
Caltex Australia Ltd.(a)                                   36,518   $   703,895
Centennial Coal Co., Ltd.                                   6,528        17,087
Gloucester Coal Ltd.                                        9,187        26,718
MacArthur Coal Ltd.                                        10,837        41,496
New Hope Corp., Ltd.                                       25,303        31,173
Origin Energy Ltd.                                        129,808       944,838
Santos Ltd.                                                80,081       656,638
Woodside Petroleum Ltd.(a)                                 25,857       824,890
                                                                    -----------
Total Australia                                                       3,246,735
--------------------------------------------------------------------------------
Austria - 3.5%
OMV AG(a)                                                  12,670       795,217
Schoeller-Bleckmann Oilfield Equipment AG                      96         4,984
                                                                    -----------
Total Austria                                                           800,201
--------------------------------------------------------------------------------
France - 12.3%
Bourbon S.A.                                                  240        16,725
Technip S.A.                                               11,410       834,147
TOTAL S.A.                                                 27,875     1,946,200
                                                                    -----------
Total France                                                          2,797,072
--------------------------------------------------------------------------------
Hong Kong - 3.4%
CNOOC Ltd.                                                872,000       764,398
--------------------------------------------------------------------------------
Italy - 12.7%
Eni SpA                                                    61,951     2,008,874
ERG SpA                                                     1,944        52,997
Saipem SpA                                                 28,598       829,888
                                                                    -----------
Total Italy                                                           2,891,759
--------------------------------------------------------------------------------
Japan - 9.9%
AOC Holdings, Inc.                                            400         6,538
Cosmo Oil Co., Ltd.                                         4,000        16,735
Nippon Mining Holdings Inc.                                 4,000        34,453
Nippon Oil Corp.                                           88,000       712,496
Showa Shell Sekiyu K.K.                                    56,400       689,267
TonenGeneral Sekiyu K.K.                                   72,000       802,473
                                                                    -----------
Total Japan                                                           2,261,962
--------------------------------------------------------------------------------
Netherlands - 0.3%
Fugro N.V.                                                    624        31,564
SBM Offshore N.V.                                           1,300        46,706
                                                                    -----------
Total Netherlands                                                        78,270
--------------------------------------------------------------------------------
New Zealand - 0.2%
New Zealand Refining Co., Ltd. (The)                       10,052        44,201
--------------------------------------------------------------------------------
Norway - 9.3%
Norsk Hydro ASA                                            34,600     1,142,166
ProSafe ASA                                                 1,600        24,377
Statoil ASA                                                35,400       959,798
                                                                    -----------
Total Norway                                                          2,126,341
--------------------------------------------------------------------------------
Singapore - 0.1%
CH Offshore Ltd.                                           20,000         5,532
KS Energy Services Ltd.                                     4,000         7,719
Singapore Petroleum Co., Ltd.                               4,000        12,750
                                                                    -----------
Total Singapore                                                          26,001
--------------------------------------------------------------------------------
Spain - 7.9%
Cia Espanola de Petroleos S.A.(a)                           9,758       838,463
Repsol YPF, S.A.                                           28,890       970,653
                                                                    -----------
Total Spain                                                           1,809,116
--------------------------------------------------------------------------------
United Kingdom - 25.6%
BG Group PLC                                               58,072       834,883
BP PLC                                                    176,172     1,907,354
Burren Energy PLC                                             616         9,653
Expro International Group PLC                                 796        13,786
John Wood Group PLC                                         2,812        14,822
Royal Dutch Shell PLC Class A                              48,318     1,601,532
Royal Dutch Shell PLC Class B                              42,646     1,414,415
Tullow Oil PLC                                              7,228        51,709
                                                                    -----------
Total United Kingdom                                                  5,848,154
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $21,625,586)                                                  22,694,210
================================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 10.4%
MONEY MARKET FUNDS(b) - 10.4%
UBS Enhanced Yield Portfolio, 5.25%                       800,000       800,000
UBS Private Money Market Fund LLC, 5.26%                1,587,645     1,587,645
                                                                    -----------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $2,387,645)(c)                                                 2,387,645
================================================================================
TOTAL INVESTMENTS IN SECURITIES - 109.8%
(Cost: $24,013,231)                                                  25,081,855
Liabilities in Excess of Foreign Currency and
Other Assets - (9.8)%                                                (2,241,855)
                                                                    -----------
NET ASSETS - 100.0%                                                 $22,840,000
================================================================================

(a)   Security, or portion thereof, was on loan at March 31, 2007 (See Note 2).

(b)   Interest rates shown reflect yields as of March 31, 2007.

(c) At March 31, 2007, the total market value of the Fund's securities on loan was $2,272,672 and the total market value of the collateral held by the Fund was $2,387,645.

                       See Notes to Financial Statements.


38   WisdomTree International Dividend Sector Funds

Schedule of Investments

WisdomTree International Financial Sector Fund

March 31, 2007

================================================================================
Investments                                                Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.6%
Australia - 12.6%
Adelaide Bank Ltd.                                            978     $   10,864
AMP Ltd.                                                   16,255        136,437
ASX Ltd.                                                    1,270         45,143
Australia & New Zealand Banking Group Ltd.                 17,253        413,954
AVJennings Ltd.                                             3,875          3,850
AXA Asia Pacific Holdings Ltd.                              6,778         39,534
Bank of Queensland Ltd.                                       799         11,180
Bendigo Bank Ltd.                                           1,030         14,145
Cabcharge Australia Ltd.                                      723          6,220
Challenger Financial Services Group Ltd.                    2,663         10,262
Commonwealth Bank of Australia                             13,281        539,242
Count Financial Ltd.                                          191            409
Insurance Australia Group Ltd.                             18,558         87,854
IOOF Holdings Ltd.                                            419          3,371
Lend Lease Corp. Ltd.                                       3,809         61,511
Macquarie Bank Ltd.                                         1,825        122,001
MFS Ltd.                                                    1,501          6,427
Mortgage Choice Ltd.                                        1,118          2,764
National Australia Bank Ltd.                               15,600        509,139
Peet Ltd.                                                   1,174          3,794
Perpetual Ltd.                                                359         22,505
QBE Insurance Group Ltd.                                    4,791        122,073
St.George Bank Ltd.                                         5,465        154,654
Suncorp-Metway Ltd.                                         6,562        110,263
Timbercorp Ltd.                                             1,254          1,864
Westpac Banking Corp.                                      17,520        372,945
                                                                     -----------
Total Australia                                                        2,812,405
-------------------------------------------------------------------------------
Austria - 0.7%
Bank Austria Creditanstalt AG                                 571        105,356
Erste Bank der oesterreichischen Sparkassen AG                519         40,278
UNIQA Versicherungen AG                                       156          5,191
Wiener Stadtische AG                                          188         13,289
                                                                     -----------
Total Austria                                                            164,114
--------------------------------------------------------------------------------
Belgium - 4.2%
Almancora SCA                                                 268         40,491
Dexia N.V.                                                  5,194        154,459
Fortis N.V.                                                11,409        519,247
KBC Groep N.V.                                              1,701        210,828
                                                                     -----------
Total Belgium                                                            925,025
--------------------------------------------------------------------------------
Bermuda - 0.1%
Catlin Group Ltd.                                              67            658
Hiscox Ltd.                                                 1,705          9,004
                                                                     -----------
Total Bermuda                                                              9,662
--------------------------------------------------------------------------------
Denmark - 1.0%
Codan A/S                                                     100          9,415
Danske Bank A/S                                             4,400        203,980
Sydbank A/S                                                   350         18,758
                                                                     -----------
Total Denmark                                                            232,153
--------------------------------------------------------------------------------
Finland - 0.6%
Citycon Oyj                                                 1,006          7,847
OKO Bank PLC Class A                                        1,250         21,232
Sampo Oyj Class A                                           3,521        106,488
Technopolis Oyj                                               120          1,214
                                                                     -----------
Total Finland                                                            136,781
--------------------------------------------------------------------------------
France - 9.4%
Assurances Generales de France                              1,062        177,233
AXA S.A.                                                   13,920        588,129
BNP Paribas                                                 5,166        537,691
CNP Assurances S.A.                                           615         71,371
Credit Agricole S.A.                                        3,765        146,294
Euler Hermes S.A.                                             149         20,913
Foncia Groupe                                                  60          3,175
Klepierre                                                     280         53,985
Natixis S.A.                                                1,689         40,942
SCOR Regroupe                                                 132          3,550
SCOR                                                        4,224         11,695
Societe Generale                                            2,499        430,355
Viel et Compagnie                                           1,058          7,042
                                                                     -----------
Total France                                                           2,092,375
--------------------------------------------------------------------------------
Germany - 4.5%
Allianz SE                                                  1,849        378,325
AMB Generali Holding AG                                       125         19,453
AWD Holding AG                                                256         12,080
Commerzbank AG                                              1,749         77,109
DAB Bank AG                                                   276          3,270
Deutsche Bank AG                                            1,521        204,169
Deutsche Boerse AG                                             96         21,916
Deutsche Postbank AG                                          559         48,568
Hypo Real Estate Holding AG                                   431         27,390
IKB Deutsche Industriebank AG                                 367         14,583
MLP AG                                                        196          4,892
MPC Munchmeyer Petersen Capital AG                            108          9,099
Muenchener Ruckversicherungs AG                             1,046        176,290
                                                                     -----------
Total Germany                                                            997,144
--------------------------------------------------------------------------------
Hong Kong - 4.2%
Bank of East Asia Ltd.                                      9,600         55,836
BOC Hong Kong (Holdings) Ltd.                              76,000        184,207
Cheung Kong (Holdings) Ltd.                                 8,000        101,251
China Overseas Land & Investment Ltd.                      16,000         20,107
Chong Hing Bank Ltd.                                        4,000         10,570
CITIC International Financial Holdings Ltd.                20,000         17,327
Dah Sing Banking Group Ltd.                                 1,600          3,579
Fubon Bank (Hong Kong) Ltd.                                 8,000          4,638
Hang Seng Bank Ltd.                                        15,600        221,595
Henderson Investment Ltd.                                   8,000         16,360
Hong Kong Exchanges and Clearing Ltd.                       4,000         38,980
Hopewell Holdings Ltd.                                      4,000         15,561
Industrial & Commercial Bank of China Asia Ltd.             8,000         17,506
New World Development Ltd.                                 12,000         27,212

                       See Notes to Financial Statements.


                             WisdomTree International Dividend Sector Funds   39

WisdomTree International Financial Sector Fund

March 31, 2007

================================================================================
Investments                                            Shares       U.S. $ Value
--------------------------------------------------------------------------------
Shun TAK Holdings Ltd.                                      8,000     $   10,627
Sino Land Co.                                               8,000         17,220
Sun Hung Kai Properties Ltd.                               11,000        127,254
Wing Hang Bank Ltd.                                         2,000         24,622
Wing Lung Bank Ltd.                                         1,200         13,237
                                                                     -----------
Total Hong Kong                                                          927,689
--------------------------------------------------------------------------------
Ireland - 1.4%
Allied Irish Banks PLC                                      4,824        142,557
Anglo Irish Bank Corp. PLC                                  1,146         24,408
Bank of Ireland                                             5,074        108,879
FBD Holdings PLC                                               88          4,569
Irish Life & Permanent PLC                                  1,198         32,612
McInerney Holdings PLC                                        320          6,653
                                                                     -----------
Total Ireland                                                            319,678
--------------------------------------------------------------------------------
Italy - 9.0%
Alleanza Assicurazioni SpA                                  5,030         63,977
Assicurazioni Generali SpA                                  3,058        129,610
Azimut Holding SpA                                            443          6,516
Banca Carige SpA                                            3,230         15,995
Banca CR Firenze                                            1,959         14,460
Banca IFIS SpA                                                 80          1,044
Banca Intermobiliare SpA                                      671          7,235
Banca Lombarda e Piemontese SpA*                            1,553         38,224
Banca Monte dei Paschi di Siena SpA                         6,998         43,689
Banca Popolare dell'Emilia Romagna S.c.r.l.                   651         16,638
Banca Popolare dell'Etruria e del Lazio                       120          2,426
Banca Popolare di Intra S.c.r.l.*                             104          1,755
Banca Popolare di Milano S.c.r.l.                             787         12,142
Banca Popolare di Sondrio Scarl                               483         10,377
Banca Popolare Italiana*                                    7,018        109,302
Banca Profilo SpA                                           1,142          4,104
Banche Popolari Unite S.c.r.l.                              1,793         52,867
Banco di Desio e della Brianza SpA                            220          2,833
Banco Popolare di Verona e Novara S.c.r.l.                  1,342         41,534
Capitalia SpA                                              12,950        116,618
Credito Artigiano SpA                                         791          4,043
Credito Emiliano SpA                                          963         15,101
Ergo Previdenza SpA                                           475          3,376
Fondiaria-SAI SpA                                             671         30,699
Intesa Sanpaolo SpA                                        70,610        534,347
Mediobanca SpA                                              3,749         83,191
Mediolanum SpA                                              2,555         20,645
Milano Assicurazioni SpA                                    3,086         26,558
Piccolo Credito Valtellinese Scarl                            487          8,032
Pirelli & C. Real Estate SpA                                  220         16,631
Premafin Finanziaria SpA                                    1,701          5,440
Risanamento SpA                                               651          6,794
Societa Cattolica di Assicurazioni S.c.r.l.                   252         15,156
UniCredito Italiano SpA                                    54,029        512,435
Unipol SpA                                                 10,734         41,365
Vittoria Assicurazioni SpA                                     64          1,055
                                                                     -----------
Total Italy                                                            2,016,214
--------------------------------------------------------------------------------
Japan - 3.2%
Bank of Kyoto Ltd. (The)                                    4,000         45,835
Century Leasing System, Inc.                                  400          5,617
Cosmo Securities Co., Ltd.                                  4,000          7,588
Daito Trust Construction Co., Ltd.                            400         18,802
Daiwa Securities Group, Inc.                                4,000         48,207
Hiroshima Bank Ltd. (The)                                   4,000         21,986
Hokuhoku Financial Group, Inc.                              4,000         13,754
Leopalace21 Corp.                                             400         13,212
Mitsubishi UFJ Financial Group Inc.                             8         90,112
Mitsui Sumitomo Insurance Co., Ltd.                         3,000         37,578
Mitsui Trust Holdings, Inc.                                 4,000         39,365
Mizuho Financial Group, Inc.                                    8         51,425
Mizuho Trust & Banking Co., Ltd.                            4,000          8,842
Nikko Cordial Corp.                                         4,000         57,015
Nomura Holdings, Inc.                                       2,800         58,217
OMC Card, Inc.                                                400          3,306
Sumitomo Mitsui Financial Group, Inc.                           4         36,248
Sumitomo Real Estate Sales Co., Ltd.                           40          3,093
Sumitomo Trust & Banking Co., Ltd. (The)                    4,000         41,635
Suruga Bank Ltd.                                            2,832         36,841
T&D Holdings, Inc.                                            200         13,771
Tokyo Leasing Co., Ltd.                                       400          6,423
Tokyu Land Corp.                                            4,000         45,497
Urban Corp.                                                   400          5,864
                                                                     -----------
Total Japan                                                              710,233
--------------------------------------------------------------------------------
Netherlands - 6.0%
ABN AMRO Holding N.V.                                      13,892        595,823
Aegon N.V.                                                  8,647        171,736
Euronext N.V.                                                 180         21,433
ING Groep N.V.                                             13,109        552,293
Van der Moolen Holding N.V.                                   148            788
                                                                     -----------
Total Netherlands                                                      1,342,073
--------------------------------------------------------------------------------
New Zealand - 0.0%
Infratil Ltd.                                               1,282          5,151
--------------------------------------------------------------------------------
Norway - 0.9%
ABG Sundal Collier ASA                                      4,000          9,240
Acta Holding ASA                                            4,000         22,149
DnB NOR ASA                                                 9,200        129,316
Sparebanken Midt-Norge                                        400          5,210
Storebrand ASA                                              2,400         38,296
                                                                     -----------
Total Norway                                                             204,211
--------------------------------------------------------------------------------
Portugal - 0.6%
Banco BPI, S.A.                                             2,495         21,588
Banco Comercial Portugues, S.A. Class R                    17,804         64,226
Banco Espirito Santo, S.A.                                  2,623         49,895
Finibanco Holding, SGPS, S.A.                                 391          2,014
                                                                     -----------
Total Portugal                                                           137,723
--------------------------------------------------------------------------------
Singapore - 1.9%
Ascott Group Ltd. (The)                                     8,000          9,009
DBS Group Holdings Ltd.                                    10,466        147,506

                       See Notes to Financial Statements.


40   WisdomTree International Dividend Sector Funds

WisdomTree International Financial Sector Fund

March 31, 2007

================================================================================
Investments                                                Shares   U.S. $ Value
--------------------------------------------------------------------------------
GuocoLand Ltd.                                              4,000     $   11,064
MCL Land Ltd.                                               8,000         13,962
Oversea-Chinese Banking Corp. Ltd.                         16,000         94,837
Singapore Exchange Ltd.                                     4,000         17,255
Straits Trading Co., Ltd.                                   4,000         10,906
United Overseas Bank Ltd.                                   8,139        112,565
UOB Kay Hian Holdings Ltd.                                  8,000          8,114
Wing Tai Holdings Ltd.                                      4,000          8,377
                                                                     -----------
Total Singapore                                                          433,595
--------------------------------------------------------------------------------
Spain - 6.1%
Banco Bilbao Vizcaya Argentaria, Chile, S.A.               17,277        422,708
Banco Pastor S.A.                                             204          4,684
Banco Popular Espanol, S.A.                                 6,092        125,209
Banco Sabadell S.A.*                                        1,182         56,108
Banco Santander Central Hispano S.A.                       38,070        677,043
Bankinter, S.A.                                               268         21,887
Corporacion Financiera Alba                                    96          7,188
Corporacion Mapfre S.A.                                     3,601         18,407
Fadesa Inmobiliaria S.A.                                      168          7,626
Metrovacesa, S.A.                                             252         29,671
                                                                     -----------
Total Spain                                                            1,370,531
--------------------------------------------------------------------------------
Sweden - 3.0%
D. Carnegie & Co. AB                                          800         16,562
Fabege AB                                                     800         20,011
Intrum Justitia AB                                            800         10,718
Investment AB Kinnevik Class B                                400          7,682
Kungsleden AB                                               1,200         21,465
LE Lundbergforetagen AB Class B                               200         13,384
Nordea Bank AB                                             16,000        254,272
Ratos AB Class B                                              800         25,200
Skandinaviska Enskilda Banken AB Class A                    2,400         76,453
Svenska Handelsbanken AB Class A                            3,600        106,469
Swedbank AB Class A                                         3,200        111,515
                                                                     -----------
Total Sweden                                                             663,731
--------------------------------------------------------------------------------
Switzerland - 4.8%
Baloise Holding AG                                            216         22,382
Converium Holding AG                                          156          2,722
Credit Suisse Group                                         5,545        396,072
Julius Baer Holding Ltd.*                                     156         21,187
Swiss Reinsurance Co.                                       1,577        143,387
UBS AG                                                      7,880        466,036
Vontobel Holding AG                                           355         18,131
                                                                     -----------
Total Switzerland                                                      1,069,917
--------------------------------------------------------------------------------
United Kingdom - 25.4%
Aberdeen Asset Management PLC                               1,877          8,007
Admiral Group PLC                                             703         15,843
Alliance & Leicester PLC                                    3,625         80,626
Amlin PLC                                                   3,250         18,071
Amvescap PLC                                                2,623         28,810
Atrium Underwriting PLC                                       407          2,239
Aviva PLC                                                  15,397        226,039
Barclays PLC                                               49,143        694,947
Beazley Group PLC                                           2,324          7,202
Bradford & Bingley PLC                                      4,503         40,119
Brewin Dolphin Holdings PLC                                   919          3,335
Brit Insurance Holdings PLC                                 4,084         25,833
Capital & Regional PLC                                        192          5,799
Charles Taylor Consulting PLC                                 160          1,294
Chaucer Holdings PLC                                        2,348          4,329
Chesnara PLC                                                1,294          4,695
Close Brothers Group PLC                                      715         14,206
Datamonitor PLC                                               192          2,224
Domestic & General Group PLC                                  180          4,138
DTZ Holdings PLC                                              419          5,440
Erinaceous Group PLC                                          347          1,436
F&C Asset Management PLC                                    4,268         15,528
Friends Provident PLC                                      16,039         60,557
Hardy Underwriting Group PLC                                  232          1,297
HBOS PLC                                                   26,781        549,957
Helical Bar PLC                                               635          5,346
Highway Insurance Holdings PLC                              2,479          3,452
HSBC Holdings PLC*                                         82,765      1,443,935
ICAP PLC                                                    1,877         19,530
Intermediate Capital Group PLC                                391         14,985
Investec PLC                                                1,777         22,933
Jardine Lloyd Thompson Group PLC                            2,080         17,950
Kensington Group PLC                                          172          2,243
Kiln PLC                                                    1,749          4,048
Legal & General Group PLC                                  14,443         45,041
Liontrust Asset Management PLC                                156          1,199
Lloyds TSB Group PLC                                       71,172        781,722
London Scottish Bank PLC                                    1,218          2,765
London Stock Exchange Group PLC                               304          7,465
Man Group PLC                                               5,797         63,103
McKay Securities PLC                                          204          1,866
Northern Rock PLC                                           1,984         44,556
Numis Corp. PLC                                               168          1,021
Old Mutual PLC                                             32,094        103,297
Provident Financial PLC                                     2,603         41,047
Prudential PLC                                             14,395        202,576
RAB Capital PLC                                             2,942          5,698
Rensburg Sheppards PLC                                        120          2,051
Resolution PLC                                                663          8,069
Royal & Sun Alliance Insurance Group                        4,901         15,572
Royal Bank of Scotland Group (The) PLC                     19,847        772,310
Schroders PLC non-voting class                                264          6,069
Schroders PLC                                                 823         20,468
St. James's Place PLC                                         715          6,318
Standard Chartered PLC                                      5,964        171,251
Unite Group PLC                                               567          5,772
Warner Estate Holdings PLC                                    256          4,067
                                                                     -----------
Total United Kingdom                                                   5,669,696
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


                             WisdomTree International Dividend Sector Funds   41

Schedule of Investments (concluded)

WisdomTree International Financial Sector Fund

March 31, 2007

================================================================================
Investments                                                Shares   U.S. $ Value
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $21,546,113)                                                  $22,240,101
================================================================================
RIGHTS* - 0.0%
Australia - 0.0%
Suncorp-Metway Ltd., expiring on 4/05/07                    1,473             --
                                                                     -----------
Sweden - 0.0%
Fabege AB, expiring on 4/24/07                                800             --
                                                                     -----------
TOTAL RIGHTS (Cost: $0)                                                       --
================================================================================
TOTAL INVESTMENTS IN SECURITIES - 99.6%
(Cost: $21,546,113)                                                   22,240,101
Cash, Foreign Currency and Other Assets
in Excess of Liabilities - 0.4%                                           81,088
                                                                     -----------
NET ASSETS - 100.0%                                                  $22,321,189
================================================================================

*    Non-income producing security.

                       See Notes to Financial Statements.


42   WisdomTree International Dividend Sector Funds

Schedule of Investments

WisdomTree International Health Care Sector Fund

March 31, 2007

================================================================================
Investments                                                Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.5%
Australia - 10.9%
Australian Pharmaceutical Industries Ltd.(a)                106,342   $  180,408
Cochlear Ltd.                                                 5,135      268,479
CSL Ltd.                                                      6,650      442,508
Healthscope Ltd.(a)                                          52,099      231,485
Primary Health Care Ltd.                                     21,832      215,171
Ramsay Health Care Ltd.(a)                                   25,671      238,491
Sigma Pharmaceuticals Ltd.(a)                               111,608      226,308
Sonic Healthcare Ltd.                                        25,741      306,724
Symbion Health Ltd.                                          84,650      248,236
                                                                     -----------
Total Australia                                                        2,357,810
--------------------------------------------------------------------------------
Belgium - 1.5%
Omega Pharma S.A.                                               128        9,825
UCB S.A.                                                      5,325      308,841
                                                                     -----------
Total Belgium                                                            318,666
--------------------------------------------------------------------------------
Denmark - 6.5%
Coloplast A/S Class B                                         2,350      198,786
GN Store Nord A/S*                                           12,000      169,358
H. Lundbeck A/S                                               9,800      228,473
Novo-Nordisk A/S Class B(a)                                   6,400      581,964
Novozymes A/S Class B                                         2,600      231,778
                                                                     -----------
Total Denmark                                                          1,410,359
--------------------------------------------------------------------------------
France - 9.7%
Cie Generale D'Optique Essilor International S.A.             3,001      343,551
Generale de Sante                                             5,313      226,317
Sanofi-Aventis                                               17,622    1,527,085
                                                                     -----------
Total France                                                           2,096,953
--------------------------------------------------------------------------------
Germany - 9.6%
ALTANA AG                                                     5,762      372,920
Celesio AG                                                    5,665      354,727
Curanum AG                                                      531        5,089
Fresenius AG                                                  3,498      279,987
Fresenius Medical Care AG & Co. KGaA                          2,382      345,364
Merck KGaA                                                    1,959      251,697
Rhoen-Klinikum AG                                             3,993      238,284
Stada Arzneimittel AG                                         3,556      215,141
                                                                     -----------
Total Germany                                                          2,063,209
--------------------------------------------------------------------------------
Ireland - 0.1%
United Drug PLC                                               3,277       17,209
--------------------------------------------------------------------------------
Italy - 2.4%
Luxottica Group SpA                                           9,623      305,767
Recordati SpA                                                26,194      207,640
                                                                     -----------
Total Italy                                                              513,407
--------------------------------------------------------------------------------
Japan - 17.3%
Alfresa Holdings Corp.                                          400       25,408
Astellas Pharma, Inc.                                         9,200      395,816
Chugai Pharmaceutical Co., Ltd.                              12,100      305,382
Dainippon Sumitomo Pharma Co., Ltd.                          16,000      170,603
Eisai Co., Ltd.                                               7,200      344,527
Fuso Pharmaceutical Industries Ltd.                           1,000        2,947
Hisamitsu Pharmaceutical Co., Inc.                              400       11,789
Hitachi Medical Corp.                                         1,000       10,197
Hogy Medical Co., Ltd.                                          100        4,667
Kaken Pharmaceutical Co., Ltd.                                2,000       16,244
Kobayashi Pharmaceutical Co., Ltd.                              400       15,143
Kyowa Hakko Kogyo Co., Ltd.                                  28,000      258,480
Mediceo Paltac Holdings Co., Ltd.                             8,800      167,317
Miraca Holdings, Inc.                                           400        8,368
Mochida Pharmaceutical Co., Ltd.                              1,000        9,604
Nihon Kohden Corp.                                              800       18,632
Nipro Corp.                                                   1,000       19,479
Paramount Bed Co., Ltd.                                         800       15,719
Paris Miki, Inc.                                             10,400      171,755
Seikagaku Corp.                                                 800        8,537
Shimadzu Corp.                                                3,000       25,941
Shionogi & Co., Ltd.                                         11,000      197,502
SSP Co., Ltd.                                                 3,000       17,404
Suzuken Co., Ltd.                                               600       21,241
Sysmex Corp.                                                    300       10,874
Taisho Pharmaceutical Co., Ltd.                              11,000      201,228
Takeda Pharmaceutical Co., Ltd.                              12,800      837,976
Tanabe Seiyaku Co., Ltd.                                     16,000      217,218
Terumo Corp.                                                  5,200      202,143
Toho Pharmaceutical Co., Ltd.                                   100        1,804
TOPCON Corp.                                                    400        6,098
Towa Pharmaceutical Co., Ltd.                                   100        3,167
                                                                     -----------
Total Japan                                                            3,723,210
--------------------------------------------------------------------------------
New Zealand - 1.0%
Fisher & Paykel Healthcare Corp.                             75,683      196,432
Ryman Healthcare Ltd.                                        10,460       16,902
                                                                     -----------
Total New Zealand                                                        213,334
--------------------------------------------------------------------------------
Singapore - 1.2%
Parkway Holdings Ltd.                                       117,000      252,740
--------------------------------------------------------------------------------
Spain - 0.2%
FAES FARMA, S.A.                                              1,567       39,632
--------------------------------------------------------------------------------
Sweden - 1.3%
Getinge AB Class B                                           11,400      258,349
Meda AB Class A                                                 400       12,258
Q-Med AB                                                        850       13,084
                                                                     -----------
Total Sweden                                                             283,691
--------------------------------------------------------------------------------
Switzerland - 17.5%
Merck Serono S.A.(a)                                            298      268,512
Nobel Biocare Holding AG                                        908      329,492
Novartis AG                                                  26,908    1,536,278
Phonak Holding AG                                               288       21,940
Roche Holding AG                                              7,800    1,373,689
Straumann Holding AG*                                           852      243,219
                                                                     -----------
Total Switzerland                                                      3,773,130
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


                             WisdomTree International Dividend Sector Funds   43

Schedule of Investments (concluded)

WisdomTree International Health Care Sector Fund

March 31, 2007

================================================================================
Investments                                                Shares   U.S. $ Value
--------------------------------------------------------------------------------
United Kingdom - 20.3%
AstraZeneca PLC                                            25,802   $ 1,383,588
Bespak PLC                                                    991        15,112
Dechra Pharmaceuticals PLC                                  1,410         8,801
GlaxoSmithKline PLC                                        77,690     2,128,709
Shire PLC                                                  11,606       238,788
Smith & Nephew PLC                                         28,909       366,285
SSL International PLC                                      28,888       226,780
                                                                    -----------
Total United Kingdom                                                  4,368,063
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $20,642,279)                                                  21,431,413
================================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 6.4%
MONEY MARKET FUNDS(b) - 6.4%
UBS Enhanced Yield Portfolio, 5.25%                       900,000       900,000
UBS Private Money Market Fund LLC, 5.26%                  476,562       476,562
                                                                    -----------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $1,376,562)(c)                                                 1,376,562
================================================================================
TOTAL INVESTMENTS IN SECURITIES - 105.9%
(Cost: $22,018,841)                                                  22,807,975
Liabilities in Excess of Foreign Currency and Other
Assets - (5.9)%                                                      (1,272,008)
                                                                    -----------
NET ASSETS - 100.0%                                                 $21,535,967
================================================================================

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at March 31, 2007 (See Note 2).

(b)   Interest rates shown reflect yields as of March 31, 2007.

(c) At March 31, 2007, the total market value of the Fund's securities on loan was $1,305,489 and the total market value of the collateral held by the Fund was $1,376,562.

                       See Notes to Financial Statements.


44   WisdomTree International Dividend Sector Funds

Schedule of Investments

WisdomTree International Industrial Sector Fund

March 31, 2007

================================================================================
Investments                                                Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.4%
Australia - 8.5%
Adelaide Brighton Ltd.                                     19,887   $    55,105
Amcor Ltd.                                                 29,631       180,728
Ansell Ltd.                                                 1,645        15,415
Boral Ltd.                                                 18,918       125,931
Bradken Ltd.                                                3,604        25,650
Cardno Ltd.                                                 1,533         7,443
Coffey International Ltd.                                   2,774         8,785
Crane Group Ltd.                                            2,470        32,764
CSR Ltd.                                                   26,047        71,753
Downer EDI Ltd.                                             7,168        39,492
Futuris Corp., Ltd.(a)                                     22,614        39,460
GUD Holdings Ltd.                                           3,648        24,313
GWA International Ltd.(a)                                  13,736        44,386
Hills Industries Ltd.                                       8,245        36,834
Leighton Holdings Ltd.                                      7,216       195,403
Monadelphous Group Ltd.                                     2,158        18,514
Orica Ltd.                                                  6,463       132,356
Rinker Group Ltd.                                          10,300       150,191
Sims Group Ltd.                                             5,778       109,039
Toll Holdings Ltd.                                          5,883        97,428
Transfield Services Ltd.                                    4,393        42,303
United Group Ltd.                                           3,230        35,566
Wesfarmers Ltd.                                            18,490       563,877
WorleyParsons Ltd.                                          2,394        53,746
                                                                    -----------
Total Australia                                                       2,106,482
--------------------------------------------------------------------------------
Austria - 0.7%
Andritz AG*                                                   124        30,997
AT&S Austria Technologie & Systemtechnik AG                   292         7,541
Flughafen Wien AG                                             416        40,596
Semperit AG Holding                                           372        16,341
Wienerberger AG                                             1,405        87,435
                                                                    -----------
Total Austria                                                           182,910
--------------------------------------------------------------------------------
Belgium - 1.8%
Agfa-Gevaert N.V.                                           2,527        56,815
Barco N.V.                                                    220        20,248
Bekaert S.A.                                                  324        43,893
Compagnie Maritime Belge S.A.                               3,250       215,014
Euronav N.V.                                                2,603        87,283
EVS Broadcast Equipment S.A.                                  236        14,991
                                                                    -----------
Total Belgium                                                           438,244
--------------------------------------------------------------------------------
Denmark - 0.8%
A/S Dampskibsselskabet TORM                                 2,000       138,095
DSV A/S*                                                       89        15,550
FLSmidth & Co. A/S                                            400        27,012
NKT Holding A/S                                               300        24,010
                                                                    -----------
Total Denmark                                                           204,667
--------------------------------------------------------------------------------
Finland - 1.9%
Aspo Oyj                                                    1,005         9,432
Elektrobit Group Oyj                                        2,425         5,229
Finnlines Oyj                                                 805        17,949
Fiskars Oyj Abp Class A                                     1,413        22,797
Huhtamaki Oyj                                               1,814        29,918
KCI Konecranes Oyj                                            604        20,181
Lassila & Tikanoja Oyj                                        584        19,551
Metso Oyj                                                   2,094       110,243
Ponsse Oyj*                                                   564         9,760
Scanfil Oyj                                                 1,613         4,788
Uponor Corp.                                                1,794        63,189
Vaisala Oyj Class A                                           404        18,812
Wartsila Oyj Class B                                        1,213        74,744
YIT Oyj                                                     2,014        69,168
                                                                    -----------
Total Finland                                                           475,761
--------------------------------------------------------------------------------
France - 15.8%
Bacou Dalloz                                                   52         6,922
Bouygues S.A.                                               5,802       446,796
CFF RECYCLING                                                 244        13,031
Cie de Saint-Gobain S.A.                                    6,744       656,868
Ciments Francais                                              468        98,337
EIFFAGE                                                       989       144,158
Haulotte Group                                                364        11,624
Imerys S.A.                                                 1,353       125,173
Lafarge S.A.                                                3,668       574,640
Manitou BF S.A.                                               616        32,636
Nexans S.A.                                                   316        41,644
Schneider Electric S.A.                                     5,118       647,422
Ste Industrielle d'Aviation Latecoere S.A.                    208         6,271
Thales S.A.                                                 3,628       209,886
Vallourec S.A.                                                372        94,868
VINCI S.A.                                                  5,030       776,834
Zodiac S.A.                                                   756        54,222
                                                                    -----------
Total France                                                          3,941,332
--------------------------------------------------------------------------------
Germany - 10.6%
Balda AG                                                    2,046        28,461
Bilfinger Berger AG                                           488        44,368
Deutsche Post AG                                           24,949       752,558
Fraport AG Frankfurt Airport Services Worldwide               796        57,939
Heidelberger Druckmaschinen AG                                416        18,994
HOCHTIEF AG                                                   740        74,765
Indus Holding AG                                              472        17,900
KRONES AG                                                      84        16,437
Leoni AG                                                      360        14,774
Linde AG                                                    1,661       178,320
MAN AG                                                      1,545       179,132
Norddeutsche Affinerie AG                                   1,129        35,618
Rheinmetall AG                                                336        31,040
Siemens AG                                                 10,869     1,157,751
Vossloh AG                                                    284        27,185
                                                                    -----------
Total Germany                                                         2,635,242
--------------------------------------------------------------------------------
Hong Kong - 1.0%
Hong Kong Aircraft Engineering Co. Ltd.                     1,600        24,366
Hung Hing Printing Group Ltd.                              24,000        13,575

                       See Notes to Financial Statements.


                             WisdomTree International Dividend Sector Funds   45

WisdomTree International Industrial Sector Fund

March 31, 2007

================================================================================
Investments                                                Shares   U.S. $ Value
--------------------------------------------------------------------------------
MTR Corp.                                                  74,000   $   185,231
Singamas Container Holdings Ltd.                           16,000         9,009
Techtronic Industries Co. Ltd.                             16,000        19,288
                                                                    -----------
Total Hong Kong                                                         251,469
--------------------------------------------------------------------------------
Ireland - 0.9%
CRH PLC                                                     4,947       210,595
Kingspan Group PLC                                            857        22,759
                                                                    -----------
Total Ireland                                                           233,354
--------------------------------------------------------------------------------
Italy - 1.3%
Astaldi SpA                                                   917         9,082
BUZZI UNICEM SpA                                            1,706        51,687
Caltagirone SpA                                               580         6,794
Cementir-Cementerie del Tirreno SpA                         1,421        17,960
Finmeccanica SpA                                            3,928       117,699
Gewiss SpA                                                    913         7,875
GranitiFiandre SpA                                            668         7,585
I.M.A-Industria Macchine Automatiche SpA                      821        15,278
Interpump Group SpA                                         1,113        12,401
Italcementi SpA                                             1,678        50,079
Navigazione Montanari SpA                                   1,621         8,588
Permasteelisa SpA                                             352         8,903
Premuda SpA                                                 3,536         7,418
                                                                    -----------
Total Italy                                                             321,349
--------------------------------------------------------------------------------
Japan - 16.4%
Achilles Corp.                                              4,000         7,012
Advantest Corp.                                               400        17,718
Aichi Corp.                                                 2,800        26,204
Airport Facilities Co., Ltd.                                4,800        30,286
Alps Electric Co., Ltd.                                     1,600        18,700
Amada Co., Ltd.                                             4,000        45,632
Amano Corp.                                                   800         9,750
Asahi Glass Co., Ltd.                                       8,000       112,403
Asahi Organic Chemicals Industry Co., Ltd.                  4,000        16,905
Asahi Pretec Corp.                                            400        10,028
Casio Computer Co., Ltd.                                    1,200        26,221
Chofu Seisakusho Co., Ltd.                                    400         8,554
CKD Corp.                                                   2,800        26,061
Cleanup Corp.                                                 800         7,385
CMK Corp.                                                   2,400        29,087
Cosel Co., Ltd.                                               400         7,114
Daiichi Chuo Kisen Kaisha                                   4,000        11,857
Daikin Industries Ltd.                                        800        27,779
East Japan Railway Co.                                         24       186,593
Ebara Corp.                                                 4,000        18,937
Fanuc Ltd.                                                    800        74,326
Fuji Electric Holdings Co., Ltd.                            4,000        18,531
FUJIFILM Holdings Corp.                                     2,000        81,643
Fukuyama Transporting Co., Ltd.                             4,000        16,159
Hamamatsu Photonics K.K.                                      400        12,094
Hankyu Hanshin Holdings, Inc.                               4,000        24,154
Hibiya Engineering Ltd.                                     4,000        34,588
Hitachi Cable Ltd.                                          4,000        22,731
Hitachi Construction Machinery Co., Ltd.                      800        21,613
Hitachi Ltd.                                               28,000       216,743
Hitachi Transport System Ltd.                                 800         9,140
Hoya Corp.                                                  3,200       105,967
Ibiden Co., Ltd.                                              400        20,699
Idec Corp.                                                    400         6,470
Iino Kaiun Kaisha Ltd.                                      1,200        12,785
Japan Airport Terminal Co., Ltd.                              800        11,647
Japan Foundation Engineering Co., Ltd.                      1,200         4,431
JS Group Corp.                                              3,600        77,900
Kaga Electronics Co., Ltd.                                    400         7,165
Kajima Corp.                                                8,000        40,788
Kawasaki Heavy Industries Ltd.                              4,000        16,905
Kawasaki Kisen Kaisha Ltd.                                  8,000        75,748
Keio Corp.                                                  4,000        27,745
Kintetsu Corp.                                              8,000        25,137
Komatsu Ltd.                                                3,600        75,613
Kubota Corp.                                                8,000        69,989
Kurita Water Industries Ltd.                                  800        19,310
Kyocera Corp.                                               1,200       112,911
Mabuchi Motor Co., Ltd.                                       400        24,696
Makita Corp.                                                  800        29,608
Maruzen Showa Unyu Co., Ltd.                                4,000        14,398
Matsushita Electric Works Ltd.                              4,000        45,768
Minebea Co., Ltd.                                           4,000        24,730
MISUMI Group, Inc.                                            400         7,148
Mitsubishi Electric Corp.                                   8,000        82,253
Mitsubishi Heavy Industries Ltd.                           16,000       103,256
Mitsui Engineering & Shipbuilding Co., Ltd.                 4,000        16,905
Mitsui O.S.K. Lines Ltd.                                   16,000       177,243
Mitsumi Electric Co., Ltd.                                    800        26,424
Miura Co., Ltd.                                               400        10,366
Nagoya Railroad Co., Ltd.                                   4,000        12,263
NEC Corp.                                                  12,000        64,230
NEC Networks & System Integration Corp.                       400         5,051
Nichicon Corp.                                                800        10,800
Nichiha Corp.                                                 400         5,583
Nidec Copal Corp.                                             800         8,713
Nidec Copal Electronics Corp.                                 800         4,899
Nihon Yamamura Glass Co., Ltd.                              4,000        11,992
Nippon Densetsu Kogyo Co., Ltd.                             4,000        28,829
Nippon Express Co., Ltd.                                    8,000        50,070
Nippon Koei Co., Ltd.                                       4,000        12,128
Nippon Sheet Glass Co., Ltd.                                4,000        20,936
Nippon Signal Co., Ltd. (The)                                 800         5,739
Nippon Valqua Industries Ltd.                               4,000        15,380
Nippon Yusen K.K.                                          20,000       160,068
Nishimatsu Construction Co., Ltd.                           4,000        12,907
Nishi-Nippon Railroad Co., Ltd.                             4,000        16,667
Nitto Kogyo Corp.                                             400         6,403
Nitto Kohki Co., Ltd.                                         400         9,299
NSK Ltd.                                                    4,000        38,077
NTN Corp.                                                   4,000        34,554

                       See Notes to Financial Statements.


46   WisdomTree International Dividend Sector Funds

WisdomTree International Industrial Sector Fund

March 31, 2007

================================================================================
Investments                                                Shares   U.S. $ Value
--------------------------------------------------------------------------------
Obayashi Corp.                                              4,000   $    25,746
Odakyu Electric Railway Co., Ltd.                           4,000        29,168
OKUMA Corp.                                                 4,000        46,682
Okumura Corp.                                               4,000        21,884
Onoken Co., Ltd.                                            2,400        34,270
OSG Corp.                                                     800        12,101
Raito Kogyo Co., Ltd.                                       1,200         3,872
Rinnai Corp.                                                  400        10,637
Ryosan Co., Ltd.                                              400        10,265
Sagami Railway Co., Ltd.                                    4,000        13,788
Sankyo-Tateyama Holdings Inc.                               4,000         8,672
Sanshin Electronics Co., Ltd.                               2,000        25,052
Sanwa Shutter Corp.                                         4,000        24,866
Sanyo Denki Co., Ltd.                                       4,000        30,523
Sato Corp.                                                    400         8,063
Sharp Corp.                                                 8,000       153,801
Shimizu Corp.                                               8,000        48,986
Shin-Etsu Polymer Co., Ltd.                                   400         4,875
Shinwa Kaiun Kaisha Ltd.                                    4,000        20,191
Stanley Electric Co., Ltd.                                  1,200        24,340
Star Micronics Co., Ltd.                                      400         8,622
Sumida Corp.                                                  400         7,148
Sumitomo Electric Industries Ltd.                           3,200        48,566
Sumitomo Osaka Cement Co., Ltd.                             4,000        11,992
Taiheiyo Cement Corp.                                       4,000        17,650
Taikisha Ltd.                                                 800         9,086
Taisei Corp.                                                8,000        29,608
THK Co., Ltd.                                                 800        18,802
TOA CORP                                                    4,000         4,268
Tobu Railway Co., Ltd.                                      4,000        19,174
Toda Corp.                                                  4,000        19,107
Tokai Rubber Industries, Inc.                                 800        15,482
Tokyo Kikai Seisakusho Ltd.                                 4,000        13,009
Tokyu Corp.                                                 4,000        31,099
Tonami Transportation Co., Ltd.                             4,000        10,807
Toshiba Corp.                                              16,000       106,644
Toshiba TEC Corp.                                           4,000        23,883
Toyo Corp./Chuo-ku                                            400         5,292
Toyo Seikan Kaisha Ltd.                                       800        16,091
Ushio Inc.                                                    800        15,414
Yamatake Corp.                                                400         9,248
Yamato Holdings Co., Ltd.                                   4,000        64,366
Yokogawa Electric Corp.                                     1,200        18,354
Yurtec Corp.                                                4,000        21,139
                                                                    -----------
Total Japan                                                           4,087,174
--------------------------------------------------------------------------------
Netherlands - 6.0%
Aalberts Industries N.V.                                      220        21,654
Arcadis N.V.                                                  160        10,223
Boskalis Westminster                                          360        35,701
European Aeronautic Defence & Space
 Co. EADS N.V.                                             12,326       380,988
Heijmans N.V.                                                 540        30,672
Koninklijke BAM Groep N.V.                                  1,806        42,576
Koninklijke Philips Electronics N.V.                       14,957       569,226
Koninklijke Vopak N.V.                                        833        46,572
Smit Internationale N.V.                                      392        24,969
Stork N.V.                                                    540        27,603
Ten Cate N.V.                                                 348        13,341
TNT N.V.                                                    6,439       294,252
                                                                    -----------
Total Netherlands                                                     1,497,777
--------------------------------------------------------------------------------
New Zealand - 1.0%
Auckland International Airport Ltd.                        43,900        75,646
Fletcher Building Ltd.                                     16,535       130,048
Freightways Ltd.                                            5,250        16,329
Mainfreight Ltd.                                            1,457         7,605
Steel & Tube Holdings Ltd.                                  5,514        17,189
                                                                    -----------
Total New Zealand                                                       246,817
--------------------------------------------------------------------------------
Norway - 0.6%
Aker Yards ASA                                              2,400        41,284
Camillo Eitzen & Co. ASA                                    1,200        12,582
Solstad Offshore ASA                                          400         9,502
Tomra Systems ASA                                             800         5,734
Veidekke ASA*                                                 800        45,084
Wilh. Wilhelmsen ASA Class A                                  600        24,279
                                                                    -----------
Total Norway                                                            138,465
--------------------------------------------------------------------------------
Portugal - 0.8%
CIMPOR-Cimentos de Portugal SGPS, S.A.                     14,116       118,004
Mota-Engil, SGPS, S.A.                                      2,926        23,097
Semapa-Sociedade de Investimento
 e Gestao, SGPS, S.A.                                       3,756        57,098
                                                                    -----------
Total Portugal                                                          198,199
--------------------------------------------------------------------------------
Singapore - 2.5%
ComfortDelgro Corp., Ltd.                                  52,000        68,151
Cosco Corp. (Singapore) Ltd.                               12,000        22,682
Delong Holdings Ltd.                                       92,000        14,845
Elec & Eltek International Co., Ltd.                        8,000        20,800
Hi-P International Ltd.                                    12,000         6,085
Hong Leong Asia Ltd.                                        8,000        10,116
Jaya Holdings Ltd.                                         24,000        22,919
Jurong Technologies Industrial Corp., Ltd.                  8,000         4,031
Labroy Marine Ltd.                                          4,000         5,400
MFS Technology Ltd.*                                        8,000         5,216
MMI Holding Ltd.                                           12,000        13,198
Pan-United Corp., Ltd.                                     16,000         9,009
Pan-United Marine Ltd.                                     12,000        14,858
Samudera Shipping Line Ltd.                                32,000         7,798
SBS Transit Ltd.                                           10,000        18,967
SembCorp Industries Ltd.                                   24,000        80,611
SembCorp Marine Ltd.                                       28,000        64,910
Singapore Post Ltd.                                        68,000        49,710
Singapore Technologies Engineering Ltd.                    24,000        52,476
SMRT Corp., Ltd.                                           52,000        51,027
Unisteel Technology Ltd.                                    4,000         7,745
United Engineers Ltd.                                       4,000         8,483
Venture Corp., Ltd.                                         4,000        38,462

                       See Notes to Financial Statements.


                             WisdomTree International Dividend Sector Funds   47

WisdomTree International Industrial Sector Fund

March 31, 2007

================================================================================
Investments                                                Shares   U.S. $ Value
--------------------------------------------------------------------------------
WBL Corp., Ltd.                                             4,000   $    12,171
                                                                    -----------
Total Singapore                                                         609,670
--------------------------------------------------------------------------------
Spain - 4.2%
Abengoa S.A.                                                  360        14,865
Acciona, S.A.                                                 576       124,327
ACS, Actividades Construccion y Servicios, S.A.             3,047       184,346
Duro Felguera S.A.                                            853        10,378
Fomento de Construcciones y Contratas S.A.                  1,958       200,562
Gamesa Corp Tecnologica S.A.                                1,397        50,396
Grupo Ferrovial S.A.                                        1,273       128,362
Obrascon Huarte Lain, S.A.                                    588        24,859
Sacyr Vallehermoso, S.A.                                    2,899       161,847
Tubacex S.A.                                                1,089         8,698
Zardoya-Otis S.A.                                           4,136       141,495
                                                                    -----------
Total Spain                                                           1,050,135
--------------------------------------------------------------------------------
Sweden - 10.8%
AB Volvo Class A*                                           4,000       342,641
AB Volvo Class B*                                           8,400       703,981
AddTech AB Class B                                            400         8,538
Alfa Laval AB                                               1,600        82,553
Assa Abloy AB Class B                                       5,600       128,105
Atlas Copco AB Class A                                      5,600       185,174
Atlas Copco AB Class B                                      3,200       101,481
Brostrom AB Class B                                         1,200        24,629
Cardo AB                                                      800        30,558
Gunnebo AB                                                     82           865
Hexagon AB Class B                                            800        32,326
Hoganas AB Class B                                            800        20,182
JM AB                                                       1,600        54,845
Munters AB                                                    400        17,275
NCC AB Class B                                              1,200        38,397
Nibe Industrier AB Class B                                    800        12,970
Peab AB                                                     1,200        35,917
Saab AB Class B                                             1,600        42,873
Sandvik AB                                                 22,400       395,888
Skanska AB Class B                                          9,600       212,768
SKF AB Class B                                              8,800       182,182
Trelleborg AB Class B                                       1,600        41,391
                                                                    -----------
Total Sweden                                                          2,695,539
--------------------------------------------------------------------------------
Switzerland - 1.7%
Holcim Ltd.                                                 2,494       248,624
Kuehne + Nagel International AG                               949        77,697
Panalpina Welttransport Holding AG                            252        41,966
Schindler Holding AG                                          628        38,581
Schindler Holding AG Participating Shares                     444        26,914
                                                                    -----------
Total Switzerland                                                       433,782
--------------------------------------------------------------------------------
United Kingdom - 12.1%
Abacus Group PLC                                            2,166         6,149
Abbot Group PLC                                             2,086        10,852
Aga Foodservice Group PLC                                   1,974        15,400
Alfred McAlpine PLC                                         1,962        17,047
Amec PLC                                                    6,936        72,101
Arriva PLC                                                  4,853        70,817
BAE SYSTEMS PLC                                            57,080       514,988
Balfour Beatty PLC                                          6,239        58,370
BBA Aviation PLC                                           13,079        72,084
British Polythene Industries PLC                              720         7,047
Business Post Group PLC                                     2,010        18,095
Carillion PLC                                               4,673        36,730
Castings PLC                                                1,201         6,360
Chemring Group PLC                                            224         8,159
Chloride Group PLC                                          3,346        10,681
Clarkson PLC                                                  368         7,001
Cobham PLC                                                 14,633        60,271
Dart Group PLC                                              2,986         7,672
Delta PLC                                                   2,810         7,523
E2V Technologies PLC                                          893         6,778
Electrocomponents PLC                                      21,866       124,156
Ennstone PLC                                                6,776         6,246
Fenner PLC                                                  3,282        13,792
Firstgroup PLC                                              8,878       115,708
FKI PLC                                                    16,788        38,278
Galliford Try PLC                                           3,676        12,329
Go-Ahead Group PLC                                          1,005        50,264
Halma PLC                                                   9,150        39,527
Hanson PLC                                                 15,114       242,338
Hill & Smith Holdings PLC                                   1,285         8,695
Hornby PLC                                                  1,309         7,587
IMI PLC                                                     7,909        89,971
James Fisher & Sons PLC                                       704         8,326
James Halstead PLC                                          1,802        21,029
Keller Group PLC                                              905        16,348
Laird Group PLC                                             3,006        32,162
M J Gleeson Group PLC                                         877         7,078
Marshalls PLC                                               3,812        25,925
Meggitt PLC                                                 7,016        41,076
Metalrax Group PLC                                          6,639        10,417
Morgan Sindall PLC                                            656        16,122
National Express Group PLC                                  1,277        31,609
Photo-Me International PLC                                  6,079         8,346
Premier Farnell PLC                                        12,118        48,545
Renishaw PLC                                                1,101        16,304
Rexam PLC                                                  13,988       150,895
Ricardo PLC                                                 1,101         7,601
ROK PLC*                                                      464         9,742
Rotork PLC                                                  1,289        21,426
RPC Group PLC                                               2,106        10,450
Senior PLC                                                  7,597        12,032
Severfield-Rowen PLC                                          332        12,014
Shanks Group PLC                                            5,650        29,836
SIG PLC                                                     1,469        36,534
Smiths Group PLC                                           12,526       252,558
Spectris PLC                                                2,034        35,107
Spirax-Sarco Engineering PLC                                1,265        25,593

                       See Notes to Financial Statements.


48   WisdomTree International Dividend Sector Funds

Schedule of Investments (concluded)

WisdomTree International Industrial Sector Fund

March 31, 2007

================================================================================
Investments                                                Shares   U.S. $ Value
--------------------------------------------------------------------------------
Stagecoach Group PLC                                       23,928   $    84,476
T. Clarke PLC                                               1,609         7,266
TDG PLC                                                     3,688        20,977
Titan Europe PLC                                            1,497         6,812
Travis Perkins PLC                                          1,850        73,005
TT electronics PLC                                          6,804        31,961
Ultra Electronics Holdings PLC                                732        17,875
UMECO PLC                                                     849         7,822
Vitec Group (The) PLC                                         833         9,705
VT Group PLC                                                2,635        25,402
Wagon PLC                                                   3,314         8,759
Weir Group (The) PLC                                        4,076        48,646
Whatman PLC                                                 1,353         7,696
White Young Green PLC                                         865         7,380
WSP Group PLC                                                 668         9,132
                                                                    -----------
Total United Kingdom                                                  3,017,005
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $23,310,519)                                                  24,765,373
================================================================================
INVESTMENT OF CASH COLLATERAL FOR
SECURITIES LOANED - 0.3%
MONEY MARKET FUND(b)-0.3%
UBS Private Money Market Fund LLC, 5.26%
(Cost: $63,600)(c)                                         63,600        63,600
================================================================================
TOTAL INVESTMENTS IN SECURITIES - 99.7%
(Cost: $23,374,119)                                                  24,828,973
Cash, Foreign Currency and Other Assets in Excess of
Liabilities - 0.3%                                                       80,677
                                                                    -----------
NET ASSETS - 100.0%                                                 $24,909,650
================================================================================

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at March 31, 2007 (See Note 2).

(b)   Interest rates shown reflect yields as of March 31, 2007.

(c) At March 31, 2007, the total market value of the Fund's securities on loan was $60,218 and the total market value of the collateral held by the Fund was $63,600.

                       See Notes to Financial Statements.


                             WisdomTree International Dividend Sector Funds   49

Schedule of Investments

WisdomTree International Technology Sector Fund

March 31, 2007

================================================================================
Investments                                                Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.3%
Australia - 4.2%
Computershare Ltd.                                         11,104   $    97,328
HPAL Ltd.                                                  13,706        21,480
MYOB Ltd.                                                  21,766        20,573
Salmat Ltd.                                                11,252        36,360
Technology One Ltd.                                        24,636        20,201
UXC Ltd.                                                   16,925        23,654
                                                                    -----------
Total Australia                                                         219,596
-------------------------------------------------------------------------------
Belgium - 0.9%
Econocom Group S.A./N.V.                                      827         8,807
Melexis N.V.                                                1,953        36,656
                                                                    -----------
Total Belgium                                                            45,463
-------------------------------------------------------------------------------
Finland - 2.2%
Comptel PLC                                                 2,861         7,084
Perlos Oyj                                                    845         4,286
TietoEnator Corp.                                           3,651       105,949
                                                                    -----------
Total Finland                                                           117,319
-------------------------------------------------------------------------------
France - 8.9%
CapGemini S.A.                                              2,640       200,275
Dassault Systemes S.A.                                      1,742        93,334
Ingenico S.A.*                                                407        10,570
Lectra                                                      1,366        11,474
Neopost S.A.                                                  946       134,742
Oberthur Card Systems S.A.                                  2,699        18,826
                                                                    -----------
Total France                                                            469,221
-------------------------------------------------------------------------------
Germany - 14.4%
SAP AG                                                     14,040       623,665
Software AG                                                   680        57,850
Wincor Nixdorf AG                                             804        74,703
                                                                    -----------
Total Germany                                                           756,218
-------------------------------------------------------------------------------
Hong Kong - 1.5%
Lenovo Group Ltd.                                         210,000        76,860
-------------------------------------------------------------------------------
Japan - 46.9%
Canon Finetech Inc.                                           400         7,639
Canon Inc.                                                 20,400     1,093,644
Capcom Co., Ltd.                                            1,200        17,196
CSK Holdings Corp.                                            300        12,551
Daiwabo Information System Co., Ltd.                          500         6,843
FUJI SOFT, Inc.                                               200         5,945
Fujitsu Ltd.                                               17,000       113,021
Hitachi Information Systems Ltd.                              700        15,444
Hitachi Software Engineering Co., Ltd.                        800        16,600
Hitachi Systems & Services Ltd.                               300         6,352
Information Services International-Dentsu, Ltd.               600         6,281
Itochu Techno-Solutions Corp.                                 600        28,711
Koei Co., Ltd.                                              1,500        25,369
Konami Corp.                                                3,500        93,373
Mimasu Semiconductor Industry Co., Ltd.                       300         6,377
NEC Fielding Ltd.                                           1,300        17,065
NEC Mobiling Ltd.                                             300         5,679
Nihon Unisys Ltd.                                             500         7,173
Nomura Research Institute Ltd.                              3,000        88,164
NS Solutions Corp.                                            500        12,598
NSD Co., Ltd.                                                 400         6,179
OBIC Business Consultants Ltd.                                250        14,715
Obic Co., Ltd.                                                 70        13,819
Oracle Corp. Japan                                          4,100       196,883
Otsuka Corp.                                                  200        19,107
Ricoh Co., Ltd.                                             9,000       202,371
Roland DG Corp.                                               300        10,443
Sanken Electric Co., Ltd.                                   1,000        10,468
Seiko Epson Corp.                                           2,200        64,654
Shinko Electric Industries Co., Ltd.                          500        11,264
Square Enix Co., Ltd.                                       1,600        41,194
Sumco Corp.                                                 1,000        41,499
Sumisho Computer Systems Corp.                                800        16,803
TDK Corp.                                                   1,400       121,177
Tokyo Electron Ltd.                                         1,400        97,701
Trans Cosmos, Inc.                                            400         8,147
                                                                    -----------
Total Japan                                                           2,462,449
-------------------------------------------------------------------------------
Netherlands - 6.0%
Getronics N.V.                                              1,309        11,866
OCE N.V.                                                    5,077        92,723
STMicroelectronics N.V.                                    11,065       212,247
                                                                    -----------
Total Netherlands                                                       316,836
-------------------------------------------------------------------------------
Norway - 0.2%
EDB Business Partner ASA                                    1,000         8,642
-------------------------------------------------------------------------------
Singapore - 0.7%
Creative Technology Ltd.                                    4,500        28,896
CSE Global Ltd.                                            10,000         9,945
                                                                    -----------
Total Singapore                                                          38,841
-------------------------------------------------------------------------------
Spain - 1.1%
Indra Sistemas S.A.                                         2,261        56,794
-------------------------------------------------------------------------------
Sweden - 0.3%
HIQ International AB                                        3,200        16,237
-------------------------------------------------------------------------------
United Kingdom - 12.0%
Aero Inventory PLC                                          1,808        13,262
Alphameric PLC                                              5,308         5,127
ARM Holdings PLC                                           13,467        35,394
Computacenter PLC                                           7,536        41,201
Domino Printing Sciences PLC                                3,819        27,115
iSOFT Group PLC*                                            9,197         6,223
LogicaCMG PLC                                              48,924       170,804
Misys PLC                                                  25,833       120,969
Morse PLC                                                  10,125        18,419
Psion PLC                                                   2,650         8,784
RM PLC                                                      3,312        12,359
Royalblue Group PLC                                           498        10,842
Sage Group PLC (The)                                       22,454       113,734

                       See Notes to Financial Statements.


50   WisdomTree International Dividend Sector Funds

Schedule of Investments (concluded)

WisdomTree International Technology Sector Fund

March 31, 2007

================================================================================
Investments                                                Shares   U.S. $ Value
--------------------------------------------------------------------------------
Xansa PLC                                                   19,256  $    32,952
Zetex PLC                                                    5,738       10,101
                                                                    -----------
Total United Kingdom                                                    627,286
-------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES - 99.3%
(Cost: $4,982,200)                                                    5,211,762
Foreign Currency and Other Assets in Excess of
Liabilities - 0.7%                                                       34,636
                                                                    -----------
NET ASSETS - 100.0%                                                  $5,246,398
===============================================================================

*    Non-income producing security.

                       See Notes to Financial Statements.


                            WisdomTree International Dividend Sector Funds    51

Schedule of Investments

WisdomTree International Utilities Sector Fund

March 31, 2007

================================================================================
Investments                                                Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.5%
Australia - 1.0%
Alinta Ltd.*(a)                                            20,251       237,544
-------------------------------------------------------------------------------
Austria - 0.2%
Verbund (Osterreichische Elektrizitatswirtschafts-AG)
  Class A                                                   1,288        57,539
-------------------------------------------------------------------------------
Finland - 4.6%
Fortum Oyj*                                                37,265     1,082,884
-------------------------------------------------------------------------------
France - 12.8%
Gaz de France S.A.                                         11,794       545,404
Suez S.A.                                                  39,608     2,081,551
Veolia Environnement S.A.                                   5,641       417,952
                                                                    -----------
Total France                                                          3,044,907
-------------------------------------------------------------------------------
Germany - 13.3%
E.ON AG                                                    15,216     2,061,532
MVV Energie AG                                              1,224        46,273
RWE AG                                                     10,038     1,058,144
                                                                    -----------
Total Germany                                                         3,165,949
-------------------------------------------------------------------------------
Hong Kong - 4.5%
China Power International Development Ltd.                 60,000        29,101
China Resources Power Holdings Co.                         32,000        49,059
CLP Holdings Ltd.                                          85,000       620,565
Hong Kong & China Gas Co.                                  24,000        53,625
HongKong Electric Holdings Ltd.                            64,000       328,426
                                                                    -----------
Total Hong Kong                                                       1,080,776
-------------------------------------------------------------------------------
Italy - 15.4%
ACEA SpA                                                    5,091        94,876
AEM SpA                                                    38,244       137,453
ASM Brescia SpA                                            19,793       127,456
Enel SpA                                                  227,613     2,426,927
Hera SpA                                                   16,485        69,124
Iride SpA                                                   9,379        31,555
Snam Rete Gas SpA                                          74,515       471,404
Terna Rete Elettrica Nazionale SpA                         78,178       289,305
                                                                    -----------
Total Italy                                                           3,648,100
-------------------------------------------------------------------------------
Japan - 10.4%
Chubu Electric Power Co., Inc.                             10,800       370,443
Chugoku Electric Power Co., Inc. (The)                      5,600       124,971
Electric Power Development Co., Ltd.                        2,000       100,445
Hokkaido Electric Power Co., Inc.                           3,200        84,827
Hokuriku Electric Power Co.                                 3,200        70,599
Kansai Electric Power Co., Inc. (The)                      12,400       356,011
Kyushu Electric Power Co., Inc.                             8,000       226,974
Osaka Gas Co., Ltd.                                        24,000        92,890
Saibu Gas Co., Ltd.                                         4,000         9,587
Shikoku Electric Power Co., Inc.                            3,600        85,827
Toho Gas Co., Ltd.                                          4,000        20,529
Tohoku Electric Power Co., Inc.                             6,400       162,066
Tokyo Electric Power Co., Inc. (The)                       18,400       628,008
Tokyo Gas Co., Ltd.                                        24,000       133,542
                                                                    -----------
Total Japan                                                           2,466,719
-------------------------------------------------------------------------------
New Zealand - 0.6%
Contact Energy Ltd.                                        14,874        97,948
Vector Ltd.                                                22,644        48,248
                                                                    -----------
Total New Zealand                                                       146,196
-------------------------------------------------------------------------------
Norway - 0.1%
Hafslund ASA Class B                                          800        18,348
-------------------------------------------------------------------------------
Portugal - 2.0%
Energias de Portugal S.A.                                  87,905       470,399
-------------------------------------------------------------------------------
Spain - 13.0%
Enagas                                                      3,572        91,959
Endesa S.A.                                                21,848     1,177,279
Gas Natural SDG S.A.                                        9,917       464,016
Iberdrola S.A.                                             20,235       953,259
Red Electrica de Espana, S.A.                               2,196       103,101
Sociedad General de Aguas de Barcelona S.A
  Class A                                                   1,926        68,325
Union Fenosa S.A.                                           4,509       242,307
                                                                    -----------
Total Spain                                                           3,100,246
-------------------------------------------------------------------------------
United Kingdom - 21.6%
Centrica PLC                                               95,545       724,290
Kelda Group PLC                                            11,372       209,216
National Grid PLC                                          93,345     1,460,080
Northumbrian Water Group PLC                               17,565       106,798
Pennon Group PLC                                           10,239       117,381
Scottish & Southern Energy PLC                             26,428       798,770
Scottish Power PLC                                         49,448       775,879
Severn Trent PLC                                            7,745       217,834
United Utilities PLC                                       46,152       683,880
XP Power PLC*                                               3,294        34,048
                                                                    -----------
Total United Kingdom                                                  5,128,176
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $21,713,341)                                                  23,647,783
===============================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 3.8%
MONEY MARKET FUNDS(b) - 3.8%
UBS Enhanced Yield Portfolio, 5.25%                       910,000       910,000
UBS Private Money Market Fund LLC, 5.26%                    3,500         3,500
                                                                    -----------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $913,500)(c)                                                     913,500
===============================================================================
TOTAL INVESTMENTS IN SECURITIES - 103.3%(Cost: $22,626,841)          24,561,283
Liabilities in Excess of Foreign Currency and Other
Assets - (3.3)%                                                        (792,868)
                                                                    -----------
NET ASSETS - 100.0%                                                 $23,768,415
===============================================================================

*    Non-income producing security.

(a)  Security, or portion thereof, was on loan at March 31, 2007 (See Note 2).

(b)  Interest rates shown reflect yields as of March 31, 2007.

(c) At March 31, 2007, the total market value of the Fund's securities on loan was $175,906 and the total market value of the collateral held by the Fund was $913,500.

                       See Notes to Financial Statements.


52   WisdomTree International Dividend Sector Funds

Statements of Assets and Liabilities

WisdomTree International Dividend Sector Funds

March 31, 2007

====================================================================================================================================
                                                                                                         WisdomTree
                                                    WisdomTree       WisdomTree         WisdomTree      International    WisdomTree
                                                  International     International     International        Consumer     Internationa
                                                 Basic Materials   Communications   Consumer Cyclical    Non-Cyclical      Energy
                                                   Sector Fund       Sector Fund       Sector Fund       Sector Fund     Sector Fund
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
------------------------------------------------------------------------------------------------------------------------------------
Investments, at cost                               $ 5,005,039      $ 22,917,949       $ 5,003,008       $ 20,876,874   $ 24,013,231
Foreign currency, at cost                               19,004            74,261            19,668             92,428        153,830
------------------------------------------------------------------------------------------------------------------------------------
Investments in securities, at value
 (including securities on loan) (Note 2)             6,343,388        23,338,869         6,058,870         22,411,882     25,081,855
Cash                                                       331                --                --                 --             --
Foreign currency, at value                              19,246            74,658            20,127             93,395        155,369
Receivables:
  Dividends and interest                                44,797            15,763            19,184            111,788         18,510
  Foreign tax reclaims                                     974             2,332                21              6,710          2,364
------------------------------------------------------------------------------------------------------------------------------------
Total Assets                                         6,408,736        23,431,622         6,098,202         22,623,775     25,258,098
====================================================================================================================================
LIABILITIES:
Custodian bank                                              --            31,294             6,335             30,193         19,750
Payables:
  Collateral for securities on loan (Note 2)                --           215,550                --                 --      2,387,645
  Investment advisory fees (Note 2)                      3,003            11,212             2,905             10,865         10,703
------------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                        3,003           258,056             9,240             41,058      2,418,098
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                         $ 6,405,733      $ 23,173,566       $ 6,088,962       $ 22,582,717   $ 22,840,000
====================================================================================================================================
NET ASSETS:
Paid-in capital                                    $ 5,014,228      $ 22,705,592       $ 5,001,156       $ 20,899,279   $ 21,659,104
Undistributed net investment income                     50,275            44,499            23,447            141,043        102,341
Accumulated net realized gain on investments
 and foreign currency related transactions               2,298             2,148             7,951              5,710          8,109
Net unrealized appreciation on investments
 and translation of assets and liabilities
 denominated in foreign currency                     1,338,932           421,327         1,056,408          1,536,685      1,070,446
====================================================================================================================================
NET ASSETS                                         $ 6,405,733      $ 23,173,566       $ 6,088,962       $ 22,582,717   $ 22,840,000
====================================================================================================================================
Beneficial interest shares of $0.001 par value
 (unlimited number of shares authorized)               200,004           800,004           200,004            800,004        800,004
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share                          $     32.03      $      28.97       $     30.44       $      28.23   $      28.55
====================================================================================================================================

                       See Notes to Financial Statements.


                             WisdomTree International Dividend Sector Funds   53

Statements of Assets and Liabilities (concluded)

WisdomTree International Dividend Sector Funds

March 31, 2007

==================================================================================================================================
                                                    WisdomTree       WisdomTree      WisdomTree       WisdomTree      WisdomTree
                                                  International    International   International    International    International
                                                    Financial       Health Care      Industrial       Technology       Utilities
                                                   Sector Fund      Sector Fund     Sector Fund      Sector Fund      Sector Fund
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
----------------------------------------------------------------------------------------------------------------------------------
Investments, at cost                              $ 21,546,113      $ 22,018,841    $ 23,374,119     $ 4,982,200     $ 22,626,841
Foreign currency, at cost                               31,907            95,884          59,123          20,214          130,380
----------------------------------------------------------------------------------------------------------------------------------
Investments in securities, at value
 (including securities on loan) (Note 2)            22,240,101        22,807,975      24,828,973       5,211,762       24,561,283
Cash                                                    25,213                --          36,526              --               --
Foreign currency, at value                              31,954            97,103          59,416          20,419          131,372
Receivables:
  Investment securities sold                            53,132                --              --           7,856               --
  Dividends and interest                                50,981            64,364          58,121          14,780           76,647
  Reclaims receivable                                      215            11,826           2,060              --            1,154
----------------------------------------------------------------------------------------------------------------------------------
Total Assets                                        22,401,596        22,981,268      24,985,096       5,254,817       24,770,456
==================================================================================================================================
LIABILITIES:
Custodian bank                                              --            58,235              --           5,876           77,183
Payables:
  Investment securities purchased                       75,317                --              --              --               --
  Collateral for securities on loan (Note 2)                --         1,376,562          63,600              --          913,500
  Investment advisory fees (Note 2)                      5,090            10,504          11,846           2,543           11,358
----------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                       80,407         1,445,301          75,446           8,419        1,002,041
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                        $ 22,321,189      $ 21,535,967    $ 24,909,650     $ 5,246,398     $ 23,768,415
==================================================================================================================================
NET ASSETS:
Paid-in capital                                   $ 21,530,693      $ 20,615,584    $ 23,327,852     $ 5,002,014     $ 21,748,182
Undistributed net investment income                     47,786           119,315          86,597          14,343           82,012
Accumulated net realized gain on investments
 and foreign currency related transactions              48,036            10,359          39,826             292            2,843
Net unrealized appreciation on investments
 and translation of assets and liabilities
 denominated in foreign currency                       694,674           790,709       1,455,375         229,749        1,935,378
==================================================================================================================================
NET ASSETS                                        $ 22,321,189      $ 21,535,967    $ 24,909,650     $ 5,246,398     $ 23,768,415
==================================================================================================================================
Beneficial interest shares of $0.001 par value
 (unlimited number of shares authorized)               800,004           800,004         800,004         200,004          800,004
----------------------------------------------------------------------------------------------------------------------------------
Net asset value per share                         $      27.90      $      26.92    $      31.14     $     26.23     $      29.71
==================================================================================================================================

                       See Notes to Financial Statements.


54   WisdomTree International Dividend Sector Funds

Statements of Operations

WisdomTree International Dividend Sector Funds
For the Period October 13, 2006* through March 31, 2007

==================================================================================================================================
                                                                                                       WisdomTree
                                                 WisdomTree       WisdomTree         WisdomTree      International    WisdomTree
                                               International     International     International        Consumer     International
                                              Basic Materials   Communications   Consumer Cyclical    Non-Cyclical      Energy
                                                Sector Fund       Sector Fund       Sector Fund       Sector Fund     Sector Fund
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------------------------------------
  Dividends(1)                                   $   65,344        $112,473          $   45,854        $  195,354      $  170,463
  Securities lending income (Note 2)                     --               2                  --                --             991
----------------------------------------------------------------------------------------------------------------------------------
Total investment income                              65,344         112,475              45,854           195,354         171,454
----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees (Note 3)                  15,338          32,387              15,129            42,549          41,504
  Chief compliance officer fees                       3,244           3,244               3,244             3,244           3,244
  Trustee fees                                        3,230           3,230               3,230             3,230           3,230
  Legal fees                                          1,569           1,569               1,569             1,569           1,569
----------------------------------------------------------------------------------------------------------------------------------
Total expenses                                       23,381          40,430              23,172            50,592          49,547
----------------------------------------------------------------------------------------------------------------------------------
  Expense reimbursements (Note 3)                    (8,043)         (8,043)             (8,043)           (8,043)         (8,043)
----------------------------------------------------------------------------------------------------------------------------------
Net expenses                                         15,338          32,387              15,129            42,549          41,504
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                50,006          80,088              30,725           152,805         129,950
==================================================================================================================================
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
  Investment transactions                             2,298           2,206               8,077             5,798           8,109
  Foreign currency related transactions                 269             678                 546             1,510            (385)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain                                     2,567           2,884               8,623             7,308           7,724
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation from:
  Investment transactions                         1,338,349         420,920           1,055,862         1,535,008       1,068,624
  Translation of assets and liabilities
    denominated in foreign currencies                   583             407                 546             1,677           1,822
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation             1,338,932         421,327           1,056,408         1,536,685       1,070,446
==================================================================================================================================
Net realized and unrealized gain on
  investments                                     1,341,499         424,211           1,065,031         1,543,993       1,078,170
==================================================================================================================================
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                $1,391,505        $504,299          $1,095,756        $1,696,798      $1,208,120
==================================================================================================================================

*     Commencement of investment operations.

(1) Net of foreign withholding tax of $5,309, $7,312, $2,414, $7,739 and $12,966, respectively.

                       See Notes to Financial Statements.


                             WisdomTree International Dividend Sector Funds   55

Statements of Operations (concluded)

WisdomTree International Dividend Sector Funds
For the Period October 13, 2006* through March 31, 2007

===========================================================================================================================
                                                WisdomTree      WisdomTree      WisdomTree      WisdomTree     WisdomTree
                                              International   International   International   International   International
                                                Financial      Health Care      Industrial      Technology      Utilities
                                               Sector Fund     Sector Fund     Sector Fund     Sector Fund     Sector Fund
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
---------------------------------------------------------------------------------------------------------------------------
  Dividends(1)                                   $ 74,854        $172,134       $  116,922       $ 34,970      $  157,608
  Interest                                             26              --               --             --              --
  Securities lending income (Note 2)                   --             752               --             --               4
---------------------------------------------------------------------------------------------------------------------------
Total investment income                            74,880         172,886          116,922         34,970         157,612
---------------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees (Note 3)                16,936          41,870           26,520         13,947          46,704
  Chief compliance officer fees                     3,244           3,244            3,244          3,244           3,244
  Trustee fees                                      3,230           3,230            3,230          3,230           3,230
  Legal fees                                        1,569           1,569            1,569          1,569           1,569
---------------------------------------------------------------------------------------------------------------------------
Total expenses                                     24,979          49,913           34,563         21,990          54,747
---------------------------------------------------------------------------------------------------------------------------
  Expense reimbursements (Note 3)                  (8,043)         (8,043)          (8,043)        (8,043)         (8,043)
---------------------------------------------------------------------------------------------------------------------------
Net expenses                                       16,936          41,870           26,520         13,947          46,704
---------------------------------------------------------------------------------------------------------------------------
Net investment income                              57,944         131,016           90,402         21,023         110,908
===========================================================================================================================
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
  Investment transactions                          48,050          10,359           39,920            292           2,843
  In-kind redemptions                              17,427              --               --             --              --
  Foreign currency related transactions               486          (1,629)             819           (140)           (328)
---------------------------------------------------------------------------------------------------------------------------
Net realized gain                                  65,963           8,730           40,739            152           2,515
---------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation from:
  Investment transactions                         693,988         789,134        1,454,854        229,562       1,934,442
  Translation of assets and liabilities
    denominated in foreign currencies                 686           1,575              521            187             936
---------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation             694,674         790,709        1,455,375        229,749       1,935,378
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on
  investments                                     760,637         799,439        1,496,114        229,901       1,937,893
===========================================================================================================================
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                $818,581        $930,455       $1,586,516       $250,924      $2,048,801
===========================================================================================================================

*     Commencement of investment operations.

(1) Net of foreign withholding tax of $2,912, $10,747, $7,596, $2,401 and $21,258, respectively.

                       See Notes to Financial Statements.


56   WisdomTree International Dividend Sector Funds

Statements of Changes in Net Assets

WisdomTree International Dividend Sector Funds
For the Period October 13, 2006* through March 31, 2007

===================================================================================================================================
                                                                                                        WisdomTree
                                                  WisdomTree       WisdomTree         WisdomTree      International    WisdomTree
                                                International     International     International        Consumer     International
                                               Basic Materials   Communications   Consumer Cyclical    Non-Cyclical      Energy
                                                 Sector Fund       Sector Fund       Sector Fund       Sector Fund     Sector Fund
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                           $   50,006       $    80,088        $   30,725       $   152,805     $   129,950
  Net realized gain on investments and
    foreign currency related transactions              2,567             2,884             8,623             7,308           7,724
  Net change in unrealized appreciation on
    investments and translation of assets
    and liabilities denominated in foreign
    currencies                                     1,338,932           421,327         1,056,408         1,536,685       1,070,446
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
  operations                                       1,391,505           504,299         1,095,756         1,696,798       1,208,120
===================================================================================================================================
DIVIDENDS AND DISTRIBUTIONS:
  Net investment income                                   --           (36,267)           (7,824)          (13,272)        (27,224)
  Capital gains                                           --               (58)             (126)              (88)             --
-----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                         --           (36,325)           (7,950)          (13,360)        (27,224)
===================================================================================================================================
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                 5,014,128        22,705,492         5,001,056        20,899,179      21,659,004
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
  capital share transactions                       5,014,128        22,705,492         5,001,056        20,899,179      21,659,004
===================================================================================================================================
Net Increase in Net Assets                         6,405,633        23,173,466         6,088,862        22,582,617      22,839,900
===================================================================================================================================
NET ASSETS:
Beginning of period                               $      100       $       100        $      100       $       100     $       100
End of period                                     $6,405,733       $23,173,566        $6,088,962       $22,582,717     $22,840,000
===================================================================================================================================
Undistributed net investment income included
  in net assets at end of period                  $   50,275       $    44,499        $   23,447       $   141,043     $   102,341
===================================================================================================================================
SHARES CREATED AND REDEEMED:
  Shares created                                     200,004           800,004           200,004           800,004         800,004
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in shares outstanding                   200,004           800,004           200,004           800,004         800,004
===================================================================================================================================

*     Commencement of investment operations.

                       See Notes to Financial Statements.


                             WisdomTree International Dividend Sector Funds   57

Statements of Changes in Net Assets (concluded)

WisdomTree International Dividend Sector Funds
For the Period October 13, 2006* through March 31, 2007

============================================================================================================================
                                                 WisdomTree      WisdomTree      WisdomTree      WisdomTree     WisdomTree
                                               International   International   International   International   International
                                                 Financial      Health Care      Industrial      Technology      Utilities
                                                Sector Fund     Sector Fund     Sector Fund     Sector Fund     Sector Fund
----------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                         $    57,944     $   131,016     $    90,402      $   21,023     $   110,908
  Net realized gain on investments and
    foreign currency related transactions            65,963           8,730          40,739             152           2,515
  Net change in unrealized appreciation on
    investments and translation of assets
    and liabilities denominated in foreign
    currencies                                      694,674         790,709       1,455,375         229,749       1,935,378
----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
  operations                                        818,581         930,455       1,586,516         250,924       2,048,801
============================================================================================================================
DIVIDENDS AND DISTRIBUTIONS:
  Net investment income                             (10,644)        (10,072)         (4,624)         (6,540)        (28,568)
  Capital gains                                         (14)             --             (94)             --              --
----------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                   (10,658)        (10,072)         (4,718)         (6,540)        (28,568)
============================================================================================================================
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares               27,077,940      20,615,484      23,327,752       5,001,914      21,748,118
  Cost of shares redeemed                        (5,564,774)             --              --              --             (36)
----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
  capital share transactions                     21,513,166      20,615,484      23,327,752       5,001,914      21,748,082
============================================================================================================================
Net Increase in Net Assets                       22,321,089      21,535,867      24,909,550       5,246,298      23,768,315
============================================================================================================================
NET ASSETS:
Beginning of period                             $       100     $       100     $       100      $      100     $       100
End of period                                   $22,321,189     $21,535,967     $24,909,650      $5,246,398     $23,768,415
============================================================================================================================
Undistributed net investment income included
  in net assets at end of period                $    47,786     $   119,315     $    86,597      $   14,343     $    82,012
============================================================================================================================
SHARES CREATED AND REDEEMED:
  Shares created                                  1,000,004         800,004         800,004         200,004         800,004
  Shares redeemed                                  (200,000)             --              --              --              --
----------------------------------------------------------------------------------------------------------------------------
Net increase in shares outstanding                  800,004         800,004         800,004         200,004         800,004
============================================================================================================================

*     Commencement of investment operations.

                       See Notes to Financial Statements.


58   WisdomTree International Dividend Sector Funds

Financial Highlights

WisdomTree International Dividend Sector Funds

March 31, 2007

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

================================================================================
                                                               For the period
                                                             October 13, 2006(1)
                                                                   through
WisdomTree International Basic Materials Sector Fund           March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                               $25.46
--------------------------------------------------------------------------------
Investment operations:
  Net investment income(2)                                           0.25
  Net realized and unrealized gain                                   6.32
--------------------------------------------------------------------------------
Total from investment operations                                     6.57
--------------------------------------------------------------------------------
Net asset value, end of period                                     $32.03
================================================================================
TOTAL RETURN(3)                                                     25.81%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                          $6,406
Ratio to average net assets of:
  Expenses, net of expense reimbursements                            0.58%(4)
  Expenses, prior to expense reimbursements                          0.88%(4)
  Net investment income                                              1.89%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                              0%(6)
================================================================================

================================================================================
                                                               For the period
                                                             October 13, 2006(1)
                                                                   through
WisdomTree International Communications Sector Fund            March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                              $ 25.38
--------------------------------------------------------------------------------
Investment operations:
  Net investment income(2)                                           0.16
  Net realized and unrealized gain                                   3.61
--------------------------------------------------------------------------------
Total from investment operations                                     3.77
--------------------------------------------------------------------------------
Dividends and distributions to shareholders:
  Net investment income                                             (0.18)
  Capital gains                                                     (0.00)(7)
--------------------------------------------------------------------------------
Total dividends and distributions to shareholders                   (0.18)
--------------------------------------------------------------------------------
Net asset value, end of period                                    $ 28.97
================================================================================
TOTAL RETURN(3)                                                     14.87%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                         $23,174
Ratio to average net assets of:
  Expenses, net of expense reimbursements                            0.58%(4)
  Expenses, prior to expense reimbursements                          0.72%(4)
  Net investment income                                              1.43%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                              0%(6)
================================================================================

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment advisor (Note
      3).

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

(6)   Amount represents less than 1%.

(7)   Amount is less than $0.005.

                       See Notes to Financial Statements.


                             WisdomTree International Dividend Sector Funds   59

WisdomTree International Dividend Sector Funds

March 31, 2007

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

================================================================================
                                                                For the period
                                                             October 13, 2006(1)
                                                                   through
WisdomTree International Consumer Cyclical Sector Fund          March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                              $25.27
--------------------------------------------------------------------------------
Investment operations:
  Net investment income(2)                                          0.15
  Net realized and unrealized gain                                  5.06
--------------------------------------------------------------------------------
Total from investment operations                                    5.21
--------------------------------------------------------------------------------
Dividends and distributions to shareholders:
  Net investment income                                            (0.04)
  Capital gains                                                    (0.00)(6)
--------------------------------------------------------------------------------
Total dividends and distributions to shareholders                  (0.04)
--------------------------------------------------------------------------------
Net asset value, end of period                                    $30.44
================================================================================
TOTAL RETURN(3)                                                    20.63%
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                         $6,089
Ratio to average net assets of:
  Expenses, net of expense reimbursements                           0.58%(4)
  Expenses, prior to expense reimbursements                         0.89%(4)
  Net investment income                                             1.18%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                             3%
================================================================================

================================================================================
                                                                For the period
                                                             October 13, 2006(1)
                                                                    through
WisdomTree International Consumer Non-Cyclical Sector Fund      March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                             $ 24.89
Investment operations:
  Net investment income(2)                                          0.25
  Net realized and unrealized gain                                  3.11
--------------------------------------------------------------------------------
Total from investment operations                                    3.36
--------------------------------------------------------------------------------
Dividends and distributions to shareholders:
  Net investment income                                            (0.02)
  Capital gains                                                    (0.00)(6)
--------------------------------------------------------------------------------
Total dividends and distributions to shareholders                  (0.02)
--------------------------------------------------------------------------------
Net asset value, end of period                                   $ 28.23
================================================================================
TOTAL RETURN(3)                                                    13.49%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                        $22,583
Ratio to average net assets of:
  Expenses, net of expense reimbursements                           0.58%(4)
  Expenses, prior to expense reimbursements                         0.69%(4)
  Net investment income                                             2.08%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                             2%
================================================================================

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment advisor (Note
      3).

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

(6)   Amount is less than $0.005.

                       See Notes to Financial Statements.


60   WisdomTree International Dividend Sector Funds

WisdomTree International Dividend Sector Funds

March 31, 2007

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

================================================================================
                                                                For the period
                                                             October 13, 2006(1)
                                                                   through
WisdomTree International Energy Sector Fund                     March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                             $ 25.44
--------------------------------------------------------------------------------
Investment operations:
  Net investment income(2)                                          0.22
  Net realized and unrealized gain                                  2.92
--------------------------------------------------------------------------------
Total from investment operations                                    3.14
--------------------------------------------------------------------------------
Dividends to shareholders:
  Net investment income                                            (0.03)
--------------------------------------------------------------------------------
Total dividends to shareholders                                    (0.03)
--------------------------------------------------------------------------------
Net asset value, end of period                                   $ 28.55
================================================================================
TOTAL RETURN(3)                                                    12.36%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                        $22,840
Ratio to average net assets of:
  Expenses, net of expense reimbursements                           0.58%(4)
  Expenses, prior to expense reimbursements                         0.69%(4)
  Net investment income                                             1.82%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                             1%
================================================================================

================================================================================
                                                               For the period
                                                             October 13, 2006(1)
                                                                   through
WisdomTree International Financial Sector Fund                  March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                             $  25.34
--------------------------------------------------------------------------------
Investment operations:
  Net investment income(2)                                           0.19
  Net realized and unrealized gain                                   2.42
--------------------------------------------------------------------------------
Total from investment operations                                     2.61
--------------------------------------------------------------------------------
Dividends and distributions to shareholders:
  Net investment income                                             (0.05)
  Capital gains                                                     (0.00)(6)
--------------------------------------------------------------------------------
Total dividends and distributions to shareholders                   (0.05)
--------------------------------------------------------------------------------
Net asset value, end of period                                   $  27.90
================================================================================
TOTAL RETURN(3)                                                     10.32%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                        $ 22,321
Ratio to average net assets of:
  Expenses, net of expense reimbursements                            0.58%(4)
  Expenses, prior to expense reimbursements                          0.86%(4)
  Net investment income                                              1.98%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                              5%
================================================================================

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment advisor (Note
      3).

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

(6)   Amount is less than $0.005.

                       See Notes to Financial Statements.


                             WisdomTree International Dividend Sector Funds   61

WisdomTree International Dividend Sector Funds

March 31, 2007

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

================================================================================
                                                                For the period
                                                             October 13, 2006(1)
                                                                   through
WisdomTree International Health Care Sector Fund               March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                             $ 24.93
--------------------------------------------------------------------------------
Investment operations:
  Net investment income(2)                                          0.22
  Net realized and unrealized gain                                  1.78
--------------------------------------------------------------------------------
Total from investment operations                                    2.00
--------------------------------------------------------------------------------
Dividends to shareholders:
  Net investment income                                            (0.01)
--------------------------------------------------------------------------------
Total dividends to shareholders                                    (0.01)
--------------------------------------------------------------------------------
Net asset value, end of period                                   $ 26.92
================================================================================
TOTAL RETURN(3)                                                     8.03%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                        $21,536
Ratio to average net assets of:
  Expenses, net of expense reimbursements                           0.58%(4)
  Expenses, prior to expense reimbursements                         0.69%(4)
  Net investment income                                             1.81%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                             3%
================================================================================

================================================================================
                                                                For the period
                                                             October 13, 2006(1)
                                                                   through
WisdomTree International Industrial Sector Fund                March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                             $  25.39
--------------------------------------------------------------------------------
Investment operations:
  Net investment income(2)                                           0.23
  Net realized and unrealized gain                                   5.54
--------------------------------------------------------------------------------
Total from investment operations                                     5.77
--------------------------------------------------------------------------------
Dividends and distributions to shareholders:
  Net investment income                                             (0.02)
  Capital gains                                                     (0.00)(6)
--------------------------------------------------------------------------------
Total dividends and distributions to shareholders                   (0.02)
--------------------------------------------------------------------------------
Net asset value, end of period                                   $  31.14
================================================================================
TOTAL RETURN(3)                                                     22.75%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                        $ 24,910
Ratio to average net assets of:
  Expenses, net of expense reimbursements                            0.58%(4)
  Expenses, prior to expense reimbursements                          0.76%(4)
  Net investment income                                              1.98%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                              1%
================================================================================

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment advisor (Note
      3).

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

(6)   Amount is less than $0.005.

                       See Notes to Financial Statements.


62   WisdomTree International Dividend Sector Funds

Financial Highlights (concluded)

WisdomTree International Dividend Sector Funds

March 31, 2007

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

================================================================================
                                                               For the period
                                                             October 13, 2006(1)
                                                                   through
WisdomTree International Technology Sector Fund                March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                              $ 25.13
--------------------------------------------------------------------------------
Investment operations:
  Net investment income(2)                                           0.11
  Net realized and unrealized gain                                   1.02
--------------------------------------------------------------------------------
Total from investment operations                                     1.13
--------------------------------------------------------------------------------
Dividends to shareholders:
  Net investment income                                             (0.03)
--------------------------------------------------------------------------------
Total dividends to shareholders                                     (0.03)
--------------------------------------------------------------------------------
Net asset value, end of period                                    $ 26.23
================================================================================
TOTAL RETURN(3)                                                      4.51%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                         $ 5,246
Ratio to average net assets of:
  Expenses, net of expense reimbursements                            0.58%(4)
  Expenses, prior to expense reimbursements                          0.91%(4)
  Net investment income                                              0.87%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                              2%
================================================================================

================================================================================
                                                               For the period
                                                             October 13, 2006(1)
                                                                   through
WisdomTree International Utilities Sector Fund                 March 31, 2007
--------------------------------------------------------------------------------
Net asset value, beginning of period                              $ 24.96
--------------------------------------------------------------------------------
Investment operations:
  Net investment income(2)                                           0.18
  Net realized and unrealized gain                                   4.61
--------------------------------------------------------------------------------
Total from investment operations                                     4.79
--------------------------------------------------------------------------------
Dividends to shareholders:
  Net investment income                                             (0.04)
--------------------------------------------------------------------------------
Total dividends to shareholders                                     (0.04)
--------------------------------------------------------------------------------
Net asset value, end of period                                    $ 29.71
================================================================================
TOTAL RETURN(3)                                                     19.18%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                         $23,768
Ratio to average net assets of:
  Expenses, net of expense reimbursements                            0.58%(4)
  Expenses, prior to expense reimbursements                          0.68%(4)
  Net investment income                                              1.38%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                              1%
================================================================================

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment advisor (Note
      3).

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

                       See Notes to Financial Statements.


                             WisdomTree International Dividend Sector Funds   63

Notes to Financial Statements

1.   ORGANIZATION

WisdomTree Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of March 31, 2007, the Trust offered 36 investment funds (each a "Fund", collectively, the "Funds"). Each Fund is considered to be non-diversified. The Funds commenced operations on June 16, 2006, with the exception of the international dividend sector funds and domestic earnings funds that commenced operations on October 13, 2006 and February 23, 2007, respectively.

These financial statements relate only to the WisdomTree International Basic Materials Sector Fund ("International Basic Materials Sector Fund"), WisdomTree International Communications Sector Fund ("International Communications Sector Fund"), WisdomTree International Consumer Cyclical Sector Fund ("International Consumer Cyclical Sector Fund"), WisdomTree International Consumer Non-Cyclical Sector Fund ("International Consumer Non-Cyclical Sector Fund"), WisdomTree International Energy Sector Fund ("International Energy Sector Fund"), WisdomTree International Financial Sector Fund ("International Financial Sector Fund"), WisdomTree International Health Care Sector Fund ("International Health Care Sector Fund"), WisdomTree International Industrial Sector Fund ("International Industrial Sector Fund"), WisdomTree International Technology Sector Fund ("International Technology Sector Fund") and WisdomTree International Utilities Sector Fund ("International Utilities Sector Fund"), together the "International Dividend Sector Funds."

Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index ("Index") developed by WisdomTree Investments, Inc. ("Wisdom Tree Investments"). Each Index consists of dividend paying securities in the market suggested by its name that meet specific criteria developed by WisdomTree Investments. "WisdomTree", "WisdomTree Investments", and "WisdomTree DEFA", and "International Dividend Top 100" are service marks of WisdomTree Investments licensed for use by the Trust. WisdomTree Investments has patent applications pending on the methodology and operation of its Indexes and the Funds. In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles ("U.S. GAAP"), requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) Investment Valuation - The Net Assets Value ("NAV") of each Fund's shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund's net assets by the number of Fund shares outstanding. Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) Investment Transactions - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.


64   WisdomTree International Dividend Sector Funds

(c) Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on foreign currency transactions in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

(d) Investment Income - Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld. Interest income is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

(e) Expenses/Reimbursements - WisdomTree Asset Management ("WTA") has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees;
(v) compensation and expenses of the Trust's chief compliance officer; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTA. Pursuant to a separate contractual arrangement WTA has agreed to pay the expenses described in (iii), (iv) and (v) through July 31, 2007.

(f) Security Lending - Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds' securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund's securities if the borrower defaults.

The securities leading income earned by the Funds is disclosed on the Statements of Operations.

(g) Dividends and Distributions to Shareholders - It is each Fund's policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company ("RIC") under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital.

(h) Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include


                             WisdomTree International Dividend Sector Funds   65
short- term obligations issued by the U.S. Government, negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

3.   ADVISER FEES AND TRANSACTIONS

Adviser Fees - WTA provides investment management services to each Fund pursuant to an Investment Advisory Agreement between the Trust and WTA. As compensation for services rendered, facilities furnished, and expenses borne by WTA, each Fund pays WTA a fee, as listed below, which is accrued daily and paid monthly, based on the average daily net assets of the Fund.

================================================================================
Fund                                                                    Fee Rate
--------------------------------------------------------------------------------
International Basic Materials Sector Fund                                 0.58%
--------------------------------------------------------------------------------
International Communications Sector Fund                                  0.58
--------------------------------------------------------------------------------
International Consumer Cyclical Sector Fund                               0.58
--------------------------------------------------------------------------------
International Consumer Non-Cyclical Sector Fund                           0.58
--------------------------------------------------------------------------------
International Energy Sector Fund                                          0.58
--------------------------------------------------------------------------------
International Financial Sector Fund                                       0.58
--------------------------------------------------------------------------------
International Health Care Sector Fund                                     0.58
--------------------------------------------------------------------------------
International Industrial Sector Fund                                      0.58
--------------------------------------------------------------------------------
International Technology Sector Fund                                      0.58
--------------------------------------------------------------------------------
International Utilities Sector Fund                                       0.58
--------------------------------------------------------------------------------

For the period ended March 31, 2007, the advisory expense reimbursements were as follows:

================================================================================
                                                                Advisory Expense
Fund                                                             Reimbursements
--------------------------------------------------------------------------------
International Basic Materials Sector Fund                               $8,043
--------------------------------------------------------------------------------
International Communications Sector Fund                                 8,043
--------------------------------------------------------------------------------
International Consumer Cyclical Sector Fund                              8,043
--------------------------------------------------------------------------------
International Consumer Non-Cyclical Sector Fund                          8,043
--------------------------------------------------------------------------------
International Energy Sector Fund                                         8,043
--------------------------------------------------------------------------------
International Financial Sector Fund                                      8,043
--------------------------------------------------------------------------------
International Health Care Sector Fund                                    8,043
--------------------------------------------------------------------------------
International Industrial Sector Fund                                     8,043
--------------------------------------------------------------------------------
International Technology Sector Fund                                     8,043
--------------------------------------------------------------------------------
International Utilities Sector Fund                                      8,043
--------------------------------------------------------------------------------

Each Fund may purchase shares of an affiliated exchange traded fund(s) in secondary market transactions. For the period ending March 31, 2007, there were no affiliated transactions.

4.   CAPITAL SHARE TRANSACTIONS

As of March 31, 2007, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of securities involved in the relevant Fund's underlying index and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a purchase transaction fee and redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.


66   WisdomTree International Dividend Sector Funds

5.   INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind purchases and redemptions and short-term investments) for the period ended March 31, 2007 were as follows:

================================================================================
Fund                                                   Purchases      Sales
--------------------------------------------------------------------------------
International Basic Materials Sector Fund             $  18,227     $ 29,614
--------------------------------------------------------------------------------
International Communications Sector Fund                 48,577       63,351
--------------------------------------------------------------------------------
International Consumer Cyclical Sector Fund             165,116      171,241
--------------------------------------------------------------------------------
International Consumer Non-Cyclical Sector Fund         396,744      403,291
--------------------------------------------------------------------------------
International Energy Sector Fund                        261,338      240,669
--------------------------------------------------------------------------------
International Financial Sector Fund                     568,168      410,190
--------------------------------------------------------------------------------
International Health Care Sector Fund                   433,435      410,140
--------------------------------------------------------------------------------
International Industrial Sector Fund                    111,758      163,316
--------------------------------------------------------------------------------
International Technology Sector Fund                     80,860      100,867
--------------------------------------------------------------------------------
International Utilities Sector Fund                     247,935      252,756
--------------------------------------------------------------------------------

For the period ended March 31, 2007, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

================================================================================

Fund                                                    Purchases    Redemptions
--------------------------------------------------------------------------------
International Basic Materials Sector Fund              $ 5,014,128     $     --
--------------------------------------------------------------------------------
International Communications Sector Fund                22,714,966           --
--------------------------------------------------------------------------------
International Consumer Cyclical Sector Fund              5,001,056           --
--------------------------------------------------------------------------------
International Consumer Non-Cyclical Sector Fund         20,877,622           --
--------------------------------------------------------------------------------
International Energy Sector Fund                        21,596,808           --
--------------------------------------------------------------------------------
International Financial Sector Fund                     21,510,470      187,812
--------------------------------------------------------------------------------
International Health Care Sector Fund                   20,608,625           --
--------------------------------------------------------------------------------
International Industrial Sector Fund                    23,322,157           --
--------------------------------------------------------------------------------
International Technology Sector Fund                     5,001,914           --
--------------------------------------------------------------------------------
International Utilities Sector Fund                     21,715,320           --
--------------------------------------------------------------------------------

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

6.   FEDERAL INCOME TAXES

At March 31, 2007, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

=========================================================================================================================
                                                                     Gross Unrealized   Gross Unrealized   Net Unrealized
Fund                                                     Tax Cost      Appreciation       Depreciation      Appreciation
-------------------------------------------------------------------------------------------------------------------------
International Basic Materials Sector Fund              $ 5,005,039      $1,355,390           $(17,041)       $1,338,349
-------------------------------------------------------------------------------------------------------------------------
International Communications Sector Fund                22,917,949         887,062           (466,142)          420,920
-------------------------------------------------------------------------------------------------------------------------
International Consumer Cyclical Sector Fund              5,003,008       1,121,716            (65,854)        1,055,862
-------------------------------------------------------------------------------------------------------------------------
International Consumer Non-Cyclical Sector Fund         20,877,002       1,815,373           (280,493)        1,534,880
-------------------------------------------------------------------------------------------------------------------------
International Energy Sector Fund                        24,013,231       1,382,720           (314,096)        1,068,624
-------------------------------------------------------------------------------------------------------------------------
International Financial Sector Fund                     21,547,209         755,885            (62,993)          692,892
-------------------------------------------------------------------------------------------------------------------------
International Health Care Sector Fund                   22,019,145       1,235,584           (446,754)          788,830
-------------------------------------------------------------------------------------------------------------------------
International Industrial Sector Fund                    23,374,119       1,595,145           (140,291)        1,454,854
-------------------------------------------------------------------------------------------------------------------------
International Technology Sector Fund                     4,982,774         412,191           (183,203)          228,988
-------------------------------------------------------------------------------------------------------------------------
International Utilities Sector Fund                     22,626,841       2,003,876            (69,434)        1,934,442
-------------------------------------------------------------------------------------------------------------------------


                             WisdomTree International Dividend Sector Funds   67

At March 31, 2007, the components of accumulated earnings/loss on a tax-basis were as follows:

====================================================================================================================================
                                                                         Undistributed                      Currency       Total
                                                        Undistributed     Capital and    Net Unrealized    Unrealized    Accumulated
Fund                                                   Ordinary Income    Other Losses    Appreciation    Appreciation     Earnings
------------------------------------------------------------------------------------------------------------------------------------
International Basic Materials Sector Fund                  $ 52,573         $    --        $1,338,349        $  583       $1,391,505
------------------------------------------------------------------------------------------------------------------------------------
International Communications Sector Fund                     46,647              --           420,920           407          467,974
------------------------------------------------------------------------------------------------------------------------------------
International Consumer Cyclical Sector Fund                  31,398              --         1,055,862           546        1,087,806
------------------------------------------------------------------------------------------------------------------------------------
International Consumer Non-Cyclical Sector Fund             146,881              --         1,534,880         1,677        1,683,438
------------------------------------------------------------------------------------------------------------------------------------
International Energy Sector Fund                            110,926            (476)        1,068,624         1,822        1,180,896
------------------------------------------------------------------------------------------------------------------------------------
International Financial Sector Fund                          96,856              --           692,892           748          790,496
------------------------------------------------------------------------------------------------------------------------------------
International Health Care Sector Fund                       131,607          (1,629)          788,830         1,575          920,383
------------------------------------------------------------------------------------------------------------------------------------
International Industrial Sector Fund                        126,423              --         1,454,854           521        1,581,798
------------------------------------------------------------------------------------------------------------------------------------
International Technology Sector Fund                         15,349            (140)          228,988           187          244,384
------------------------------------------------------------------------------------------------------------------------------------
International Utilities Sector Fund                          85,183            (328)        1,934,442           936        2,020,233
------------------------------------------------------------------------------------------------------------------------------------

The tax character of distributions paid during the period ended March 31, 2007, was as follows:

================================================================================
                                                              Distributions Paid
                                                                from Ordinary
Fund                                                               Income*
--------------------------------------------------------------------------------
   International Basic Materials Sector Fund                       $    --
--------------------------------------------------------------------------------
   International Communications Sector Fund                         36,325
--------------------------------------------------------------------------------
   International Consumer Cyclical Sector Fund                       7,950
--------------------------------------------------------------------------------
   International Consumer Non-Cyclical Sector Fund                  13,360
--------------------------------------------------------------------------------
   International Energy Sector Fund                                 27,224
--------------------------------------------------------------------------------
   International Financial Sector Fund                              10,658
--------------------------------------------------------------------------------
   International Health Care Sector Fund                            10,072
--------------------------------------------------------------------------------
   International Industrial Sector Fund                              4,718
--------------------------------------------------------------------------------
   International Technology Sector Fund                              6,540
--------------------------------------------------------------------------------
   International Utilities Sector Fund                              28,568
--------------------------------------------------------------------------------

*    Includes short-term capital gains.

Currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of each Fund's next taxable year.

During the period ended March 31, 2007, the following Funds incurred and will elect to defer net post-October losses as follows:

================================================================================
                                                                  Post-October
Fund                                                             Currency Losses
--------------------------------------------------------------------------------
   International Basic Materials Sector Fund                         $    --
--------------------------------------------------------------------------------
   International Communications Sector Fund                               --
--------------------------------------------------------------------------------
   International Consumer Cyclical Sector Fund                            --
--------------------------------------------------------------------------------
   International Consumer Non-Cyclical Sector Fund                        --
--------------------------------------------------------------------------------
   International Energy Sector Fund                                      476
--------------------------------------------------------------------------------
   International Financial Sector Fund                                    --
--------------------------------------------------------------------------------
   International Health Care Sector Fund                               1,629
--------------------------------------------------------------------------------
   International Industrial Sector Fund                                   --
--------------------------------------------------------------------------------
   International Technology Sector Fund                                  140
--------------------------------------------------------------------------------
   International Utilities Sector Fund                                   328
--------------------------------------------------------------------------------


68   WisdomTree International Dividend Sector Funds

Notes to Financial Statements (concluded)

At March 31, 2007, the effect of permanent "book/tax" reclassifications resulted in increases (decreases) to the components of net assets as follows:

                                                       Undistributed Net   Accumulated Net
                                                           Investment         Realized
Fund                                                     Income/(Loss)       Gain/(Loss)     Paid-in Capital
------------------------------------------------------------------------------------------------------------
International Basic Materials Sector Fund                  $    269          $    (269)          $     --
------------------------------------------------------------------------------------------------------------
International Communications Sector Fund                        678               (678)                --
------------------------------------------------------------------------------------------------------------
International Consumer Cyclical Sector Fund                     546               (546)                --
------------------------------------------------------------------------------------------------------------
International Consumer Non-Cyclical Sector Fund               1,510             (1,510)                --
------------------------------------------------------------------------------------------------------------
International Energy Sector Fund                               (385)               385                 --
------------------------------------------------------------------------------------------------------------
International Financial Sector Fund                             486            (17,913)            17,427
------------------------------------------------------------------------------------------------------------
International Health Care Sector Fund                        (1,629)             1,629                 --
------------------------------------------------------------------------------------------------------------
International Industrial Sector Fund                            819               (819)                --
------------------------------------------------------------------------------------------------------------
International Technology Sector Fund                           (140)               140                 --
------------------------------------------------------------------------------------------------------------
International Utilities Sector Fund                            (328)               328                 --
------------------------------------------------------------------------------------------------------------

7.   NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the Securities and Exchange Commission notified the industry that the implementation of FIN 48 must be incorporated no later than the last day on which a NAV is calculated preceding a fund's 2007 semi-annual report (i.e. September 28, 2007 for the funds). At this time, management is evaluating the implications of FIN 48 and its impact to the financial statements has not yet been determined.

On September 15, 2006, the FASB released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") which provides enhanced guidance for measuring fair value. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007. At this time, management is evaluating the implications of FAS 157 and its impact in the financial statements has not yet been determined.


                             WisdomTree International Dividend Sector Funds   69

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of WisdomTree Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of WisdomTree International Basic Materials Sector Fund, WisdomTree International Communications Sector Fund, WisdomTree International Consumer Cyclical Sector Fund, WisdomTree International Consumer Non-Cyclical Sector Fund, WisdomTree International Energy Sector Fund, WisdomTree International Financial Sector Fund, WisdomTree International Health Care Sector Fund, WisdomTree International Industrial Sector Fund, WisdomTree International Technology Sector Fund and WisdomTree International Utilities Sector Fund (ten of the investment funds constituting the WisdomTree Trust (the "Trust")) as of March 31, 2007, and the related statements of operations and changes in net assets and financial highlights for the period October 13, 2006 (commencement of investment operations) through March 31, 2007. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WisdomTree International Basic Materials Sector Fund, WisdomTree International Communications Sector Fund, WisdomTree International Consumer Cyclical Sector Fund, WisdomTree International Consumer Non-Cyclical Sector Fund, WisdomTree International Energy Sector Fund, WisdomTree International Financial Sector Fund, WisdomTree International Health Care Sector Fund, WisdomTree International Industrial Sector Fund, WisdomTree International Technology Sector Fund and WisdomTree International Utilities Sector Fund of WisdomTree Trust at March 31, 2007, the results of their operations, the changes in their net assets and the financial highlights for the period October 13, 2006 (commencement of investment operations) through March 31, 2007, in conformity with U.S. generally accepted accounting principles.


                             /s/ Ernst & Young LLP

New York, New York
May 21, 2007


70   WisdomTree International Dividend Sector Funds

Approval of Investment Advisory and Sub-Advisory Agreement (unaudited)

The Board of Trustees of the Trust, including a majority of the Independent Trustees, has the responsibility under the 1940 Act to approve the Trust's Investment Advisory Agreement and Sub-Advisory Agreement (collectively, the "Investment Advisory Agreements"). In addition, the Trust's Board of Trustees will receive, review and evaluate information concerning the services and personnel of the Investment Adviser and the Sub-Adviser at each quarterly meeting of the Board of Trustees. While particular emphasis will be placed on information concerning profitability, comparability of fees and total expenses, and the Trust's investment performance at any future meeting at which a renewal of the Investment Advisory Agreements is considered, the process of evaluating the Investment Adviser and the Sub-Adviser and the Trust's investment arrangements is an ongoing one. In this regard, the Board's consideration of the nature, extent and quality of the services to be provided by the Investment Adviser and the Sub-Adviser under the Investment Advisory Agreements will include deliberations at future quarterly meetings.

Approval of Investment Advisory Agreement. The Trust and the Investment Adviser have entered into an investment advisory agreement (the "Advisory Agreement"). At meetings held on May 3, 2006 and May 25, 2006, the Board of Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreement with WisdomTree Asset Management ("WTA") with respect to the Funds. In approving the Advisory Agreement with WTA, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality and extent of the services to be provided to the Funds by WTA; (2) WTA's personnel and operations; (3) WTA's financial condition; (4) the level and method of computing each Fund's advisory fee; (5) the possibility of "fall-out" benefits to WTA and its affiliates (i.e., ancillary benefits that may be realized by WTA or its affiliates from WTA's relationship with the Funds); (6) the anticipated effect of growth and size on each Fund's performance and expenses; and (7) possible conflicts of interest.

The Board also considered the nature and quality of the services to be provided by WTA to the Funds, recognizing WTA's operational capabilities and resources. The Board also noted the extensive responsibilities that WTA has as investment adviser to the Funds, including the selection of the Funds' sub-adviser and oversight of the sub-adviser's compliance with Fund policies and objectives, oversight of general Fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Funds.

The Board gave substantial consideration to the fees payable under the Advisory Agreement. In this connection, the Board evaluated the personnel, systems and equipment necessary to manage the Funds and the costs associated with compensating the sub-adviser. The Board also examined the fees to be paid by each Fund in light of fees paid to other investment managers by comparable funds and the method of computing each Fund's fee. After comparing the fees with those of comparable funds and in light of the quality and extent of services to be provided and the costs anticipated to be incurred by WTA, the Board concluded that the level of the fees paid to WTA with respect to each Fund is fair and reasonable.

The Board also approved the Sub-Advisory Agreement with the sub-adviser to the Funds, BNY Investment Advisors ("BNYIA"), using the same criteria it used for WTA. The Board considered BNYIA's operational capabilities and resources and BNYIA's experience in serving as an adviser to ETFs, noting that BNYIA currently provides investment advisory and management services to other ETFs. The Board also evaluated the performance of comparable funds managed by BNYIA in comparison to a peer group, and the expertise and performance of the BNYIA personnel. The Board also noted that The Bank of New York ("BNY"), an affiliate of BNYIA, was proposed to serve as the Funds' administrator, accountant, custodian and transfer agent and will receive compensation for acting in these capacities and will be responsible for, among other things, coordinating the Funds' audits, financial statements and tax returns, managing expenses and budgeting for the Funds, processing trades on behalf of each Fund and custodying Fund assets. As such, the Board concluded that the benefits accruing to BNYIA and its affiliates by virtue of their relationship to the Trust are reasonable and fair in comparison with the anticipated costs of providing the relevant services. The Board noted that WTA, not the Funds, pays the fees to BNYIA under the Sub-Advisory Agreement.

Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of WTA and BNYIA, the Board determined that the approval of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of each Fund. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, with the assistance of independent counsel, approved the Advisory Agreement and Sub-Advisory Agreement.


                             WisdomTree International Dividend Sector Funds   71

Frequency Distribution of Discounts & Premiums (unaudited)

The chart below presents information about differences between the per share net asset value ("NAV") of each Fund and the market trading price of shares of each Fund. For these purposes, the "market price" is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. The term "premium" is sometimes used to describe a market price in excess of NAV and the term "discount" is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange traded funds, the market price of Fund shares is typically slightly higher or lower than the Fund's per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors' assessments of the underlying value of a Fund's portfolio securities.

Differences between the closing times of U.S. and non-U.S. markets may contribute to differences between the NAV and market price of Fund shares. Many non-U.S. markets close prior to the close of the U.S. securities exchanges. Developments after the close of such markets as a result of ongoing price discovery may be reflected in a Fund's market price but not in its NAV (or vice versa).

===================================================================================================================================
                                                                                   Market Price Above or     Market Price Below Net
                                                                                 Equal to Net Asset Value          Asset Value
---------------------------------------------------------------------------------------------------------   -----------------------
                                                                  Basis Point      Number   Percentage of    Number   Percentage of
                                                                 Differential*    of Days     Total Days    of Days    Total Days
-----------------------------------------------------------------------------------------------------------------------------------
WisdomTree International Basic Materials Sector Fund
October 13, 2006** - March 31, 2007                                  0 - 24.9        30          26.08%        14         12.17%
                                                                 ------------------------------------------------------------------
                                                                    25 - 49.9        29          25.22%         1          0.87%
                                                                 ------------------------------------------------------------------
                                                                    50 - 74.9        20          17.39%         2          1.74%
                                                                 ------------------------------------------------------------------
                                                                   75 - 100.0        10           8.70%         2          1.74%
                                                                 ------------------------------------------------------------------
                                                                       >100.0         5           4.35%         2          1.74%
                                                                 ------------------------------------------------------------------
                                                                        Total        94          81.74%        21         18.26%
===================================================================================================================================
WisdomTree International Communications Sector Fund
October 13, 2006** - March 31, 2007                                  0 - 24.9        10           8.70%         4          3.48%
                                                                 ------------------------------------------------------------------
                                                                    25 - 49.9        24          20.87%         5          4.35%
                                                                 ------------------------------------------------------------------
                                                                    50 - 74.9        32          27.82%         2          1.74%
                                                                 ------------------------------------------------------------------
                                                                   75 - 100.0        23          20.00%         1          0.87%
                                                                 ------------------------------------------------------------------
                                                                       >100.0        13          11.30%         1          0.87%
                                                                 ------------------------------------------------------------------
                                                                        Total       102          88.69%        13         11.31%
===================================================================================================================================
WisdomTree International Consumer Cyclical Sector Fund
October 13, 2006** - March 31, 2007                                  0 - 24.9        34          29.57%        19         16.52%
                                                                 ------------------------------------------------------------------
                                                                    25 - 49.9        24          20.87%         3          2.61%
                                                                 ------------------------------------------------------------------
                                                                    50 - 74.9        17          14.77%         4          3.48%
                                                                 ------------------------------------------------------------------
                                                                   75 - 100.0         8           6.96%         1          0.87%
                                                                 ------------------------------------------------------------------
                                                                       >100.0         3           2.61%         2          1.74%
                                                                 ------------------------------------------------------------------
                                                                        Total        86          74.78%        29         25.22%
===================================================================================================================================
WisdomTree International Consumer Non-Cyclical Sector Fund
October 13, 2006** - March 31, 2007                                  0 - 24.9         5           4.35%         2          1.74%
                                                                 ------------------------------------------------------------------
                                                                    25 - 49.9        26          22.60%         2          1.74%
                                                                 ------------------------------------------------------------------
                                                                    50 - 74.9        34          29.57%         2          1.74%
                                                                 ------------------------------------------------------------------
                                                                   75 - 100.0        31          26.96%         0          0.00%
                                                                 ------------------------------------------------------------------
                                                                       >100.0        12          10.43%         1          0.87%
                                                                 ------------------------------------------------------------------
                                                                        Total       108          93.91%         7          6.09%
===================================================================================================================================

*    A basis point equals one-hundredth of one percent (0.01%).

**   Commencement of investment operations.


72   WisdomTree International Dividend Sector Funds

Frequency Distribution of Discounts & Premiums (unaudited) (concluded)


===================================================================================================================================
                                                                                  Market Price Above or     Market Price Below Net
                                                                                 Equal to Net Asset Value         Asset Value
---------------------------------------------------------------------------------------------------------   -----------------------
                                                                  Basis Point      Number   Percentage of    Number   Percentage of
                                                                 Differential*    of Days     Total Days    of Days    Total Days
-----------------------------------------------------------------------------------------------------------------------------------
WisdomTree International Energy Sector Fund
October 13, 2006** - March 31, 2007                                  0 - 24.9        11          9.57%          8          6.96%
                                                                 ------------------------------------------------------------------
                                                                    25 - 49.9        15         13.04%          4          3.48%
                                                                 ------------------------------------------------------------------
                                                                    50 - 74.9        22         19.12%          4          3.48%
                                                                 ------------------------------------------------------------------
                                                                   75 - 100.0        19         16.52%          2          1.74%
                                                                 ------------------------------------------------------------------
                                                                       >100.0        29         25.22%          1          0.87%
                                                                 ------------------------------------------------------------------
                                                                        Total        96         83.47%         19         16.53%
===================================================================================================================================
WisdomTree International Financial Sector Fund
October 13, 2006** - March 31, 2007                                  0 - 24.9        13         11.30%          2          1.74%
                                                                 ------------------------------------------------------------------
                                                                    25 - 49.9        24         20.87%          1          0.87%
                                                                 ------------------------------------------------------------------
                                                                    50 - 74.9        43         37.39%          2          1.74%
                                                                 ------------------------------------------------------------------
                                                                   75 - 100.0        16         13.98%          2          1.74%
                                                                 ------------------------------------------------------------------
                                                                       >100.0        11          9.57%          1          0.87%
                                                                 ------------------------------------------------------------------
                                                                        Total       107         93.04%          8          6.96%
===================================================================================================================================
WisdomTree International Health Care Sector Fund
October 13, 2006** - March 31, 2007                                  0 - 24.9         7          6.09%          2          1.74%
                                                                 ------------------------------------------------------------------
                                                                    25 - 49.9        18         15.65%          4          3.48%
                                                                 ------------------------------------------------------------------
                                                                    50 - 74.9        34         29.57%          1          0.87%
                                                                 ------------------------------------------------------------------
                                                                   75 - 100.0        30         26.08%          0          0.00%
                                                                 ------------------------------------------------------------------
                                                                       >100.0        18         15.65%          1          0.87%
                                                                 ------------------------------------------------------------------
                                                                        Total       107         93.04%          8          6.96%
===================================================================================================================================
WisdomTree International Industrial Sector Fund
October 13, 2006** - March 31, 2007                                  0 - 24.9        13         11.30%          2          1.74%
                                                                 ------------------------------------------------------------------
                                                                    25 - 49.9        23         20.00%          5          4.35%
                                                                 ------------------------------------------------------------------
                                                                    50 - 74.9        36         31.30%          1          0.87%
                                                                 ------------------------------------------------------------------
                                                                   75 - 100.0        23         20.00%          0          0.00%
                                                                 ------------------------------------------------------------------
                                                                       >100.0        11          9.57%          1          0.87%
                                                                 ------------------------------------------------------------------
                                                                        Total       106         92.17%          9          7.83%
===================================================================================================================================
WisdomTree International Technology Sector Fund
October 13, 2006** - March 31, 2007                                  0 - 24.9        14         12.16%         10          8.70%
                                                                 ------------------------------------------------------------------
                                                                    25 - 49.9        21         18.26%          3          2.61%
                                                                 ------------------------------------------------------------------
                                                                    50 - 74.9        27         23.48%          5          4.35%
                                                                 ------------------------------------------------------------------
                                                                   75 - 100.0        24         20.87%          0          0.00%
                                                                 ------------------------------------------------------------------
                                                                       >100.0         9          7.83%          2          1.74%
                                                                 ------------------------------------------------------------------
                                                                        Total        95         82.60%         20         17.40%
===================================================================================================================================
WisdomTree International Utilities Sector Fund
October 13, 2006** - March 31, 2007                                  0 - 24.9         7          6.09%          3          2.61%
                                                                 ------------------------------------------------------------------
                                                                    25 - 49.9        28         24.35%          1          0.87%
                                                                 ------------------------------------------------------------------
                                                                    50 - 74.9        31         26.95%          2          1.74%
                                                                 ------------------------------------------------------------------
                                                                   75 - 100.0        28         24.35%          1          0.87%
                                                                 ------------------------------------------------------------------
                                                                       >100.0        13         11.30%          1          0.87%
                                                                 ------------------------------------------------------------------
                                                                        Total       107         93.04%          8          6.96%
====================================================================================================================================

*    A basis point equals one-hundredth of one percent (0.01%).

**   Commencement of investment operations.


                             WisdomTree International Dividend Sector Funds   73

Trustees and Officers Information (unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by WisdomTree Asset Management and other service providers. The Board of Trustees elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The Fund's Statement of Additional Information ("SAI") has additional information about the Funds' Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

The address of each Trustee and Officer is c/o WisdomTree Asset Management, Inc., 48 Wall Street, 11th Floor, New York, NY 10005.

Interested Trustee and Officers

                                                                                          Number of
                                                                                        Portfolios in
                                                                                            Fund
                                                                                           Complex
                                    Term of Office                                       Overseen by
Name                                  and Length       Principal Occupation(s)           Trustee and    Other Directorships Held
(year of birth)        Position    of Time Served     During the Past 5 Years             Officer        by Trustee and Officer
--------------------------------------------------------------------------------------------------------------------------------
Jonathan Steinberg   Trustee,      Trustee and       Chief Executive Officer of               36        None.
  (1964)             President*    Officer           WisdomTree Investments, Inc.
                                   since 2005        (formerly, Index Development
                                                     Partners, Inc.) and Director of
                                                     WisdomTree Investments, Inc.
                                                     (since 1989).

Marc Ruskin          Treasurer*,   Officer           Chief Financial Officer of               36        None.
  (1952)             Assistant     since 2005        WisdomTree Investments, Inc.
                     Secretary*                      (formerly, Index Development
                                                     Partners, Inc.); Chief Financial
                                                     Officer, RiskMetrics Group, Inc.
                                                     (2003 to 2004); Chief Financial
                                                     Officer of Cognet Corp. (1999
                                                     to 2002).

Richard Morris       Secretary*,   Officer           Deputy General Counsel of                36        None.
  (1967)             Chief         since 2005        WisdomTree Investments, Inc.
                     Legal                           (since 2005); Senior Counsel at
                     Officer*                        Barclays Global Investors, N.A.
                                                     (2002 to 2005); Counsel at
                                                     Barclays Global Investors, N.A.
                                                     (2000 to 2001).
--------------------------------------------------------------------------------------------------------------------------------

*     Elected by and serves at the pleasure of the Board of Trustees.


74   WisdomTree International Dividend Sector Funds

Trustees and Officers Information (unaudited) (concluded)

Independent Trustees

                                                                                  Number of
                                                                                 Portfolios in
                                                                                     Fund
                             Term of Office                                        Complex               Other
Name                           and Length         Principal Occupation(s)        Overseen by      Directorships Held
(year of birth)   Position   of Time Served       During the Past 5 Years          Trustee       by Trustee and Officer
-----------------------------------------------------------------------------------------------------------------------
Gregory Barton    Trustee    Trustee          Executive Vice President of             36         None.
  (1961)*                    since 2006       Licensing and Legal Affairs,
                                              General Counsel and Secretary
                                              of Ziff Davis Media Inc. (since
                                              2003); Executive Vice President
                                              of Legal Affairs, General
                                              Counsel and Secretary of Ziff
                                              Davis Media Inc. (2002 to
                                              2003); President (2001 to 2002),
                                              Chief Financial Officer (2000 to
                                              2002), Vice President of
                                              Business Development (1999 to
                                              2001) and General Counsel and
                                              Secretary (1998 to 2002) of
                                              WisdomTree Investments, Inc.
                                              (formerly, Index Development
                                              Partners, Inc.).

Toni Massaro      Trustee    Trustee          Dean at University of Arizona           36         None.
  (1955)**                   since 2006       James E. Rogers College of
                                              Law (since 1999); Professor at
                                              University of Arizona James E.
                                              Rogers College of Law (since
                                              1990).

Victor Ugolyn      Trustee,  Trustee          Private investor (since 2005);          36         Trustee on Board of
  (1947)           Chairman  since 2006       President and Chief Executive                      Trustees of Naismith
                   of the                     Officer of William D. Witter,                      Memorial Basketball
                   Board of                   Inc. (2005 to August 2006);                        Hall of Fame; Member
                   Trustees                   Consultant to AXA Enterprise in                    of the Board of Direc-
                                              2004; Chairman, President and                      tors of William D.
                                              Chief Executive Officer of                         Witter, Inc.; Member
                                              Enterprise Capital Management                      of the Board of
                                              (subsidiary of The MONY                            Overseers of the
                                              Group, Inc.) and Enterprise                        Hoover Institution at
                                              Group of Funds, Chairman of                        Stanford University.
                                              MONY Securities Corp., and
                                              Chairman of the Fund Board of
                                              Enterprise Group of Funds
                                              (1991 to 2004).
-----------------------------------------------------------------------------------------------------------------------

*     Chairman of the Audit Committee.

**    Chairman of the Nominating Committee.


                             WisdomTree International Dividend Sector Funds   75

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds fiscal year ended March 31, 2007, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2008.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

================================================================================
                                                                  Qualified
Fund                                                           Dividend Income
--------------------------------------------------------------------------------
International Basic Materials Sector Fund                          $ 59,769
--------------------------------------------------------------------------------
International Communications Sector Fund                            115,265
--------------------------------------------------------------------------------
International Consumer Cyclical Sector Fund                          46,565
--------------------------------------------------------------------------------
International Consumer Non-Cyclical Sector Fund                     194,201
--------------------------------------------------------------------------------
International Energy Sector Fund                                    183,445
--------------------------------------------------------------------------------
International Financial Sector Fund                                  59,446
--------------------------------------------------------------------------------
International Health Care Sector Fund                               147,963
--------------------------------------------------------------------------------
International Industrial Sector Fund                                 45,423
--------------------------------------------------------------------------------
International Technology Sector Fund                                 36,722
--------------------------------------------------------------------------------
International Utilities Sector Fund                                 176,379
--------------------------------------------------------------------------------

The Funds designate the following amount of ordinary income distributions paid during the fiscal year, is from qualified short-term gains:

================================================================================
                                                                  Qualified
Fund                                                           Short-Term Gains
--------------------------------------------------------------------------------
International Basic Materials Sector Fund                             $ --
--------------------------------------------------------------------------------
International Communications Sector Fund                                58
--------------------------------------------------------------------------------
International Consumer Cyclical Sector Fund                            126
--------------------------------------------------------------------------------
International Consumer Non-Cyclical Sector Fund                         88
--------------------------------------------------------------------------------
International Energy Sector Fund                                        --
--------------------------------------------------------------------------------
International Financial Sector Fund                                     14
--------------------------------------------------------------------------------
International Health Care Sector Fund                                   --
--------------------------------------------------------------------------------
International Industrial Sector Fund                                    94
--------------------------------------------------------------------------------
International Technology Sector Fund                                    --
--------------------------------------------------------------------------------
International Utilities Sector Fund                                     --
--------------------------------------------------------------------------------

The Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

================================================================================
                                                   Gross Foreign   Foreign Taxes
Fund                                                   Income          Paid
--------------------------------------------------------------------------------
International Basic Materials Sector Fund             $ 65,344       $ 5,309
--------------------------------------------------------------------------------
International Communications Sector Fund               110,528         7,026
--------------------------------------------------------------------------------
International Consumer Cyclical Sector Fund             45,827         2,401
--------------------------------------------------------------------------------
International Consumer Non-Cyclical Sector Fund        195,264         7,732
--------------------------------------------------------------------------------
International Energy Sector Fund                       170,463        10,002
--------------------------------------------------------------------------------
International Financial Sector Fund                     74,878         2,886
--------------------------------------------------------------------------------
International Health Care Sector Fund                  161,111        10,444
--------------------------------------------------------------------------------
International Industrial Sector Fund                   116,922         7,590
--------------------------------------------------------------------------------
International Technology Sector Fund                    34,970         2,401
--------------------------------------------------------------------------------
International Utilities Sector Fund                    157,608        21,258
--------------------------------------------------------------------------------


76   WisdomTree International Dividend Sector Funds

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to each Fund's portfolio securities, and information on how the Trust voted proxies during the period ended June 30, 2006, is available without charge, upon request, (i) by calling 1-866-909-WISE; (ii) on the Trust's website at www.wisdomtree.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and are available by calling the Trust at 1-866-909-WISE. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

Information about each Fund's portfolio holdings is available daily at www.wisdomtree.com.


                             WisdomTree International Dividend Sector Funds   77

The WisdomTree Trust

Investment Adviser
WisdomTree Asset Management, Inc.
48 Wall Street, Suite 1100
New York, NY 10005

Investment Sub-Adviser
BNY Investment Advisors
1633 Broadway
New York, NY 10019

Administrator, Custodian & Transfer Agent
The Bank of New York
101 Barclay Street
New York, NY 10286

Distributor
ALPS Distributors, Inc.
1625 Broadway
Denver, CO 80202

Independent Registered Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

Legal Counsel
Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols:

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund (DTD)

WisdomTree High-Yielding Equity Fund (DHS)

WisdomTree Large Cap Dividend Fund (DLN)

WisdomTree Dividend Top 100 Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)


WisdomTree International Dividend Funds

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA High-Yielding Equity Fund (DTH)

WisdomTree Europe Total Dividend Fund (DEB)

WisdomTree Europe High-Yielding Equity Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Total Dividend Fund (DXJ)

WisdomTree Japan High-Yielding Equity Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Pacific ex-Japan Total Dividend Fund (DND)

WisdomTree Pacific ex-Japan High-Yielding Equity Fund (DNH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend Top 100 Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)


WisdomTree International Dividend Sector Funds

WisdomTree International Basic Material Sector Fund (DBN)

WisdomTree International Communications Sector Fund (DGG)

WisdomTree International Consumer Cyclical Sector Fund (DPC)

WisdomTree International Consumer Non-Cyclical Sector Fund (DPN)

WisdomTree International Energy Sector Fund (DKA)

WisdomTree International Financial Sector Fund (DRF)

WisdomTree International Health Care Sector Fund (DBR)

WisdomTree International Industrial Sector Fund (DDI)

WisdomTree International Technology Sector Fund (DBT)

WisdomTree International Utilities Sector Fund (DBU)


WisdomTree Domestic Earnings Funds

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree Earnings Top 100 Fund (EEZ)

WisdomTree Low P/E Fund (EZY)

The WisdomTree Funds are exchange traded funds ("ETFs") registered with the United States Securities and Exchange Commission ("SEC") as series of WisdomTree Trust ("Trust"). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the WisdomTree Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds' distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, or delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the funds carefully before investing. A prospectus, containing this and other information, is available at wisdomtree.com, or by calling 1-866-909-WISE
(9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you can not invest directly in an index.

In addition to the normal risks associated with investing, foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Funds focusing on a single country, sector, and/or funds that emphasize investments in smaller companies may experience greater price volatility. Transactions in fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the funds only in large amounts of 50,000 shares or more.

This is not part of the Annual Report.

[LOGO] WISDOMTREE(SM)

48 Wall Street, Suite 1100
New York, NY 10005
1.866.900.WISE (9473)
www.wisdomtree.com

WisdomTree International Dividend Sector ETFs

WisdomTree International Basic Materials Sector Fund

WisdomTree International Communications Sector Fund

WisdomTree International Consumer Cyclical Sector Fund

WisdomTree International Consumer Non-Cyclical Sector Fund

WisdomTree International Energy Sector Fund

WisdomTree International Financial Sector Fund

WisdomTree International Health Care Sector Fund

WisdomTree International Industrial Sector Fund

WisdomTree International Technology Sector Fund

WisdomTree International Utilities Sector Fund

This report when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current Fund Prospectus.

WisdomTree Fund shares are distributed by ALPS Distributors, Inc.

Item 2.  Code of Ethics.

The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to persons appointed by the Registrant's Board of Trustees as the President and Chief Executive Officer, Chief Financial Officer, Treasurer and/or Chief Accounting Officer, and any persons performing similar functions. For the fiscal year ended March 31, 2007, there were no amendments to any provision of the Code of Ethics. A copy of this code is filed with this Form N-CSR under Item 12(a)
(1).

Item 3.  Audit Committee Financial Expert.

The Registrant's Board of Trustees has determined that the Registrant has one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial expert serving on the Registrant's audit committee is Greg Barton, who is an independent Trustee of the Trust, as that term is defined under Item 3(a) (2).

Item 4.  Principal Accountant Fees and Services.

The principal accountant fees disclosed in item 4(a), 4(b), 4(c), 4(d) and 4(g) are for the thirty-six funds of the Registrant for which the fiscal year-end is March 31, 2007 and whose annual financial statements are reported in Item 1.

(a) Audit Fees. The aggregate fees billed from the Trust's fiscal year ended March 31, 2007 for professional services rendered by the principal accountant for the audit of the Trust's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are as follows:

                                2007: $686,000


(b) Audit-Related Fees. The aggregate fees billed from the Trust's fiscal year ended March 31, 2007 for professional services rendered for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Trust's financial statements and are not reported above in Item 4(a) are as follows:

                                2007: $0


(c) Tax Fees. The aggregate fees billed from the Trust's fiscal year ended March 31, 2007 for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning are as follows:

                                2007: $60,000

(d) All Other Fees. The aggregate fees billed from the Trust's fiscal year ended March 31, 2007 for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c) are as follows:

                                2007: $37,500

(e) Audit Committee Pre-Approval Policies and Procedures.

      (i) Per Rule 2-01(c) (7) (A), the Registrant's audit committee charter provides that the audit committee shall select and approve in advance the retention of independent accountants to annually audit and provide their opinion on the Registrant's financial statements. The audit committee must also approve prior to appointment the engagement of the principal accountant to provide other audit services to the Registrant or to provide non-audit services to the Registrant, its investment adviser, or any entity controlling, controlled by, or under common control with its investment adviser ("adviser/affiliate") that provides ongoing services to the Registrant, if the engagement by the investment adviser or adviser affiliate relates directly to the operations and financial reporting of the Registrant. The audit committee must also, prior to appointment of the engagement of the principal accountant, review and approve the fees proposed to be charged to the Registrant by the auditors for each audit and non-audit service. The audit committee must also consider whether non-audit services provided by theRegistrant's principal accountant to the Registrant's investment adviser, or adviser/affiliate that provides ongoing services to the Trust are compatible with maintaining the auditor's independence.

      (ii) The Registrant's Audit Committee has approved 100% of services described in each of Items 4(b) through (d) pursuant to paragraph (c) (7) (A) of Rule 2-01 of Regulation S-X.

(f) The percentage of hours expended on the principal accountant's engagement to audit the Trust's financial statements for the most recent fiscal year attributable to work performed by persons other than the principal accountant's full-time, permanent employees was 0%.

(g) The aggregate non-audit fees billed by the Trust's accountant for services rendered to the Trust, the Advisor or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the Trust (except for any sub-advisor whose role is primarily portfolio management and is sub-contracted with or overseen by another investment advisor) that for the fiscal year ended March 31, 2007 are as follows:

                                  2007: $97,500

(h) Not applicable.


Item 5.  Audit Committee of Listed Registrants.

The Registrant is an issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a) (58)A of the Exchange Act. The Registrant's audit committee members are Greg Barton, Toni Massaro and Victor Ugolyn.

Item 6.  Schedule of Investments.

The schedule is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the President and Treasurer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30 a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.


Item 12.  Exhibits.

(a)(1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a)(2) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

  (a)(3) Not applicable.

  (b) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WisdomTree Trust
             -------------------

By: /s/ Jonathan L. Steinberg
    ----------------------------

Name:   Jonathan L. Steinberg

Title:  President

Date:   May 30, 2007


By: /s/ Marc J. Ruskin
    ----------------------------

Name:   Marc J. Ruskin

Title:  Treasurer

Date:   May 30, 2007


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jonathan L. Steinberg
    ----------------------------

Name:   Jonathan L. Steinberg

Title:  President

Date:   May 30, 2007

By: /s/ Marc J. Ruskin
    ----------------------------

Name:   Marc J. Ruskin

Title:  Treasurer

Date:   May 30, 2007